UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, San Antonio, Texas                               78256
 (Address of principal executive offices)                                        (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH  43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Victory 500 Index Fund

Member Shares

Ticker: USSPX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory 500 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Shares	$12	0.23%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$12,620,197
Number of Holdings	512
Portfolio Turnover	1%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.2%
Utilities	2.4%
Energy	3.5%
Consumer Staples	5.7%
Industrials	8.6%
Communication Services	9.3%
Consumer Discretionary	9.8%
Health Care	11.2%
Financials	13.6%
Information Technology	31.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Apple, Inc.	7.0%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.0%
Alphabet, Inc., Class C	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.4%
Tesla, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSPX — SAR (10/24)

Victory 500 Index Fund

Reward Shares

Ticker: USPRX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory 500 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Reward Shares	$8	0.15%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$12,620,197
Number of Holdings	512
Portfolio Turnover	1%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.2%
Utilities	2.4%
Energy	3.5%
Consumer Staples	5.7%
Industrials	8.6%
Communication Services	9.3%
Consumer Discretionary	9.8%
Health Care	11.2%
Financials	13.6%
Information Technology	31.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Apple, Inc.	7.0%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.0%
Alphabet, Inc., Class C	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.4%
Tesla, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USPRX — SAR (10/24)

Victory Aggressive Growth Fund

Fund Shares

Ticker: USAUX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Aggressive Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$35	0.64%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,313,995
Number of Holdings	55
Portfolio Turnover	18%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.2%
Real Estate	0.6%
Consumer Staples	2.9%
Financials	5.1%
Industrials	8.5%
Health Care	9.8%
Consumer Discretionary	10.5%
Communication Services	15.7%
Information Technology	45.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NVIDIA Corp.	12.0%
Microsoft Corp.	6.8%
Meta Platforms, Inc., Class A	5.9%
Apple, Inc.	5.2%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	5.1%
Eli Lilly & Co.	4.1%
Visa, Inc., Class A	3.7%
Broadcom, Inc.	3.5%
ServiceNow, Inc.	3.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAUX — SAR (10/24)

Victory Aggressive Growth Fund

Institutional Shares

Ticker: UIAGX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Aggressive Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$38	0.70%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,313,995
Number of Holdings	55
Portfolio Turnover	18%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.2%
Real Estate	0.6%
Consumer Staples	2.9%
Financials	5.1%
Industrials	8.5%
Health Care	9.8%
Consumer Discretionary	10.5%
Communication Services	15.7%
Information Technology	45.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NVIDIA Corp.	12.0%
Microsoft Corp.	6.8%
Meta Platforms, Inc., Class A	5.9%
Apple, Inc.	5.2%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	5.1%
Eli Lilly & Co.	4.1%
Visa, Inc., Class A	3.7%
Broadcom, Inc.	3.5%
ServiceNow, Inc.	3.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIAGX — SAR (10/24)

Victory Capital Growth Fund

Fund Shares

Ticker: USCGX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Capital Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$58	1.09%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$948,240
Number of Holdings	445
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.8%
Energy	3.3%
Materials	4.5%
Communication Services	7.7%
Consumer Staples	8.6%
Consumer Discretionary	9.8%
Industrials	11.6%
Health Care	12.2%
Financials	14.6%
Information Technology	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NVIDIA Corp.	4.7%
Apple, Inc.	4.3%
Microsoft Corp.	3.9%
Alphabet, Inc., Class C	2.9%
Meta Platforms, Inc., Class A	2.1%
JPMorgan Chase & Co.	1.3%
Broadcom, Inc.	1.0%
Eli Lilly & Co.	1.0%
Novo Nordisk A/S, Class B	0.9%
AbbVie, Inc.	0.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCGX — SAR (10/24)

Victory Capital Growth Fund

Institutional Shares

Ticker: UICGX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Capital Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$60	1.14%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$948,240
Number of Holdings	445
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.8%
Energy	3.3%
Materials	4.5%
Communication Services	7.7%
Consumer Staples	8.6%
Consumer Discretionary	9.8%
Industrials	11.6%
Health Care	12.2%
Financials	14.6%
Information Technology	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NVIDIA Corp.	4.7%
Apple, Inc.	4.3%
Microsoft Corp.	3.9%
Alphabet, Inc., Class C	2.9%
Meta Platforms, Inc., Class A	2.1%
JPMorgan Chase & Co.	1.3%
Broadcom, Inc.	1.0%
Eli Lilly & Co.	1.0%
Novo Nordisk A/S, Class B	0.9%
AbbVie, Inc.	0.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UICGX — SAR (10/24)

Victory Core Plus Intermediate Bond Fund

Class A

Ticker: UITBX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.88%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$5,154,523
Number of Holdings	1,147
Portfolio Turnover	18%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.9%
Asset-Backed Securities	19.0%
Corporate Bonds	16.8%
U.S. Government Agency Mortgages	12.4%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.9%
Municipal Bonds	3.9%
Collateralized Loan Obligations	2.5%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITBX — SAR (10/24)

Victory Core Plus Intermediate Bond Fund

Class C

Ticker: UITCX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$79	1.53%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$5,154,523
Number of Holdings	1,147
Portfolio Turnover	18%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.9%
Asset-Backed Securities	19.0%
Corporate Bonds	16.8%
U.S. Government Agency Mortgages	12.4%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.9%
Municipal Bonds	3.9%
Collateralized Loan Obligations	2.5%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITCX — SAR (10/24)

Victory Core Plus Intermediate Bond Fund

Class R6

Ticker: URIBX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$21	0.41%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$5,154,523
Number of Holdings	1,147
Portfolio Turnover	18%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.9%
Asset-Backed Securities	19.0%
Corporate Bonds	16.8%
U.S. Government Agency Mortgages	12.4%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.9%
Municipal Bonds	3.9%
Collateralized Loan Obligations	2.5%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URIBX — SAR (10/24)

Victory Core Plus Intermediate Bond Fund

Fund Shares

Ticker: USIBX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$33	0.64%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$5,154,523
Number of Holdings	1,147
Portfolio Turnover	18%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.9%
Asset-Backed Securities	19.0%
Corporate Bonds	16.8%
U.S. Government Agency Mortgages	12.4%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.9%
Municipal Bonds	3.9%
Collateralized Loan Obligations	2.5%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USIBX — SAR (10/24)

Victory Core Plus Intermediate Bond Fund

Institutional Shares

Ticker: UIITX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$28	0.55%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$5,154,523
Number of Holdings	1,147
Portfolio Turnover	18%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.9%
Asset-Backed Securities	19.0%
Corporate Bonds	16.8%
U.S. Government Agency Mortgages	12.4%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.9%
Municipal Bonds	3.9%
Collateralized Loan Obligations	2.5%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIITX — SAR (10/24)

Victory Extended Market Index Fund

Fund Shares

Ticker: USMIX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Extended Market Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$19	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$774,879
Number of Holdings	2,505
Portfolio Turnover	5%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.2%
Consumer Staples	3.2%
Energy	3.8%
Materials	5.6%
Real Estate	7.4%
Information Technology	11.6%
Health Care	12.8%
Consumer Discretionary	13.2%
Financials	18.3%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Carvana Co.	0.4%
Smurfit WestRock PLC	0.4%
Masco Corp.	0.3%
Chesapeake Energy Corp.	0.3%
United Therapeutics Corp.	0.3%
Pentair PLC	0.3%
KeyCorp	0.3%
RPM International, Inc.	0.3%
Interactive Brokers Group, Inc.	0.3%
Manhattan Associates, Inc.	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USMIX — SAR (10/24)

Victory Global Managed Volatility Fund

Fund Shares

Ticker: UGMVX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Global Managed Volatility Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$48	0.90%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$517,798
Number of Holdings	386
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.7%
Materials	3.2%
Energy	4.4%
Communication Services	6.7%
Financials	10.9%
Consumer Staples	11.1%
Health Care	11.2%
Consumer Discretionary	11.5%
Industrials	14.1%
Information Technology	25.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Apple, Inc.	4.7%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.1%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	2.2%
Philip Morris International, Inc.	1.6%
Mastercard, Inc., Class A	1.6%
Lockheed Martin Corp.	1.3%
AbbVie, Inc.	1.3%
The Procter & Gamble Co.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGMVX — SAR (10/24)

Victory Global Managed Volatility Fund

Institutional Shares

Ticker: UGOFX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Global Managed Volatility Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$37	0.70%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$517,798
Number of Holdings	386
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.7%
Materials	3.2%
Energy	4.4%
Communication Services	6.7%
Financials	10.9%
Consumer Staples	11.1%
Health Care	11.2%
Consumer Discretionary	11.5%
Industrials	14.1%
Information Technology	25.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Apple, Inc.	4.7%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.1%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	2.2%
Philip Morris International, Inc.	1.6%
Mastercard, Inc., Class A	1.6%
Lockheed Martin Corp.	1.3%
AbbVie, Inc.	1.3%
The Procter & Gamble Co.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGOFX — SAR (10/24)

Victory Growth & Income Fund

Fund Shares

Ticker: USGRX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Growth & Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$47	0.87%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,017,789
Number of Holdings	458
Portfolio Turnover	29%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	3.4%
Utilities	3.5%
Energy	3.7%
Communication Services	7.0%
Consumer Discretionary	8.1%
Industrials	8.1%
Consumer Staples	9.3%
Health Care	14.7%
Financials	16.3%
Information Technology	22.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NVIDIA Corp.	4.1%
Apple, Inc.	3.9%
Microsoft Corp.	3.8%
JPMorgan Chase & Co.	2.3%
Amazon.com, Inc.	2.2%
Alphabet, Inc., Class C	2.1%
Meta Platforms, Inc., Class A	2.1%
Johnson & Johnson	1.7%
Eli Lilly & Co.	1.7%
AbbVie, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USGRX — SAR (10/24)

Victory Growth & Income Fund

Institutional Shares

Ticker: UIGIX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Growth & Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$53	0.99%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,017,789
Number of Holdings	458
Portfolio Turnover	29%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	3.4%
Utilities	3.5%
Energy	3.7%
Communication Services	7.0%
Consumer Discretionary	8.1%
Industrials	8.1%
Consumer Staples	9.3%
Health Care	14.7%
Financials	16.3%
Information Technology	22.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NVIDIA Corp.	4.1%
Apple, Inc.	3.9%
Microsoft Corp.	3.8%
JPMorgan Chase & Co.	2.3%
Amazon.com, Inc.	2.2%
Alphabet, Inc., Class C	2.1%
Meta Platforms, Inc., Class A	2.1%
Johnson & Johnson	1.7%
Eli Lilly & Co.	1.7%
AbbVie, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGIX — SAR (10/24)

Victory Growth Fund

Fund Shares

Ticker: USAAX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$47	0.87%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,533,061
Number of Holdings	68
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.2%
Consumer Staples	4.2%
Industrials	5.6%
Financials	7.7%
Health Care	10.4%
Consumer Discretionary	11.9%
Communication Services	17.7%
Information Technology	41.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NVIDIA Corp.	11.3%
Microsoft Corp.	7.9%
Meta Platforms, Inc., Class A	6.1%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.2%
Visa, Inc., Class A	4.1%
Netflix, Inc.	4.0%
Tesla, Inc.	3.7%
Alphabet, Inc., Class C	3.7%
Oracle Corp.	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAAX — SAR (10/24)

Victory Growth Fund

Institutional Shares

Ticker: UIGRX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Growth Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$48	0.88%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,533,061
Number of Holdings	68
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.2%
Consumer Staples	4.2%
Industrials	5.6%
Financials	7.7%
Health Care	10.4%
Consumer Discretionary	11.9%
Communication Services	17.7%
Information Technology	41.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NVIDIA Corp.	11.3%
Microsoft Corp.	7.9%
Meta Platforms, Inc., Class A	6.1%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.2%
Visa, Inc., Class A	4.1%
Netflix, Inc.	4.0%
Tesla, Inc.	3.7%
Alphabet, Inc., Class C	3.7%
Oracle Corp.	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGRX — SAR (10/24)

Victory High Income Fund

Class R6

Ticker: URHIX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$33	0.64%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,040,574
Number of Holdings	475
Portfolio Turnover	34%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.0%
Cash Flow CLO	3.1%
Consumer Staples	4.2%
Energy	4.6%
Materials	5.5%
Information Technology	5.7%
Financials	11.1%
Consumer Discretionary	11.2%
Industrials	14.0%
Communication Services	14.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URHIX — SAR (10/24)

Victory High Income Fund

Fund Shares

Ticker: USHYX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$41	0.78%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,040,574
Number of Holdings	475
Portfolio Turnover	34%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.0%
Cash Flow CLO	3.1%
Consumer Staples	4.2%
Energy	4.6%
Materials	5.5%
Information Technology	5.7%
Financials	11.1%
Consumer Discretionary	11.2%
Industrials	14.0%
Communication Services	14.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USHYX — SAR (10/24)

Victory High Income Fund

Institutional Shares

Ticker: UIHIX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$35	0.68%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,040,574
Number of Holdings	475
Portfolio Turnover	34%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.0%
Cash Flow CLO	3.1%
Consumer Staples	4.2%
Energy	4.6%
Materials	5.5%
Information Technology	5.7%
Financials	11.1%
Consumer Discretionary	11.2%
Industrials	14.0%
Communication Services	14.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIHIX — SAR (10/24)

Victory Income Fund

Class A

Ticker: UINCX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.84%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$4,528,601
Number of Holdings	976
Portfolio Turnover	9%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	39.6%
U.S. Treasury Obligations	23.8%
Yankee Dollars	10.6%
Asset-Backed Securities	10.2%
U.S. Government Agency Mortgages	6.2%
Collateralized Mortgage Obligations	4.9%
Municipal Bonds	3.0%
OtherFootnote Reference**	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UINCX — SAR (10/24)

Victory Income Fund

Class R6

Ticker: URIFX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$22	0.43%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$4,528,601
Number of Holdings	976
Portfolio Turnover	9%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	39.6%
U.S. Treasury Obligations	23.8%
Yankee Dollars	10.6%
Asset-Backed Securities	10.2%
U.S. Government Agency Mortgages	6.2%
Collateralized Mortgage Obligations	4.9%
Municipal Bonds	3.0%
OtherFootnote Reference**	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URIFX — SAR (10/24)

Victory Income Fund

Fund Shares

Ticker: USAIX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$31	0.59%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$4,528,601
Number of Holdings	976
Portfolio Turnover	9%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	39.6%
U.S. Treasury Obligations	23.8%
Yankee Dollars	10.6%
Asset-Backed Securities	10.2%
U.S. Government Agency Mortgages	6.2%
Collateralized Mortgage Obligations	4.9%
Municipal Bonds	3.0%
OtherFootnote Reference**	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAIX — SAR (10/24)

Victory Income Fund

Institutional Shares

Ticker: UIINX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$27	0.53%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$4,528,601
Number of Holdings	976
Portfolio Turnover	9%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	39.6%
U.S. Treasury Obligations	23.8%
Yankee Dollars	10.6%
Asset-Backed Securities	10.2%
U.S. Government Agency Mortgages	6.2%
Collateralized Mortgage Obligations	4.9%
Municipal Bonds	3.0%
OtherFootnote Reference**	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIINX — SAR (10/24)

Victory Income Stock Fund

Fund Shares

Ticker: USISX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Income Stock Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$40	0.76%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,662,582
Number of Holdings	144
Portfolio Turnover	34%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.4%
Real Estate	5.4%
Consumer Discretionary	6.6%
Materials	6.8%
Energy	7.1%
Information Technology	8.3%
Consumer Staples	11.1%
Industrials	13.0%
Health Care	16.1%
Financials	19.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

JPMorgan Chase & Co.	3.9%
Johnson & Johnson	2.8%
Bristol-Myers Squibb Co.	2.4%
Gilead Sciences, Inc.	2.2%
AbbVie, Inc.	2.1%
Caterpillar, Inc.	2.1%
Philip Morris International, Inc.	2.1%
Altria Group, Inc.	2.0%
QUALCOMM, Inc.	1.9%
The Goldman Sachs Group, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USISX — SAR (10/24)

Victory Income Stock Fund

Institutional Shares

Ticker: UIISX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Income Stock Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$40	0.76%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,662,582
Number of Holdings	144
Portfolio Turnover	34%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.4%
Real Estate	5.4%
Consumer Discretionary	6.6%
Materials	6.8%
Energy	7.1%
Information Technology	8.3%
Consumer Staples	11.1%
Industrials	13.0%
Health Care	16.1%
Financials	19.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

JPMorgan Chase & Co.	3.9%
Johnson & Johnson	2.8%
Bristol-Myers Squibb Co.	2.4%
Gilead Sciences, Inc.	2.2%
AbbVie, Inc.	2.1%
Caterpillar, Inc.	2.1%
Philip Morris International, Inc.	2.1%
Altria Group, Inc.	2.0%
QUALCOMM, Inc.	1.9%
The Goldman Sachs Group, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIISX — SAR (10/24)

Victory Money Market Fund

Fund Shares

Ticker: USAXX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Money Market Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$32	0.62%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,064,886
Number of Holdings	46
7 Day Net Yield	4.46%

Asset Allocation (% of Net Assets)

Value	Value
Commercial Paper	55.5%
Repurchase Agreements	24.9%
Certificates of Deposit	12.1%
U.S. Treasury Obligations	4.8%
OtherFootnote Reference*	2.5%
*	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAXX — SAR (10/24)

Victory Nasdaq-100 Index Fund

Class A

Ticker: UANQX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.70%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,789,843
Number of Holdings	106
Portfolio Turnover	1%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.8%
Consumer Staples	5.9%
Consumer Discretionary	13.4%
Communication Services	16.3%
Information Technology	49.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Apple, Inc.	8.8%
NVIDIA Corp.	8.4%
Microsoft Corp.	7.8%
Broadcom, Inc.	5.2%
Meta Platforms, Inc., Class A	5.1%
Amazon.com, Inc.	5.0%
Tesla, Inc.	3.1%
Alphabet, Inc., Class A	2.6%
Costco Wholesale Corp.	2.6%
Alphabet, Inc., Class C	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UANQX — SAR (10/24)

Victory Nasdaq-100 Index Fund

Class C

Ticker: UCNQX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$78	1.45%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,789,843
Number of Holdings	106
Portfolio Turnover	1%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.8%
Consumer Staples	5.9%
Consumer Discretionary	13.4%
Communication Services	16.3%
Information Technology	49.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Apple, Inc.	8.8%
NVIDIA Corp.	8.4%
Microsoft Corp.	7.8%
Broadcom, Inc.	5.2%
Meta Platforms, Inc., Class A	5.1%
Amazon.com, Inc.	5.0%
Tesla, Inc.	3.1%
Alphabet, Inc., Class A	2.6%
Costco Wholesale Corp.	2.6%
Alphabet, Inc., Class C	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCNQX — SAR (10/24)

Victory Nasdaq-100 Index Fund

Class R6

Ticker: URNQX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$16	0.29%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,789,843
Number of Holdings	106
Portfolio Turnover	1%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.8%
Consumer Staples	5.9%
Consumer Discretionary	13.4%
Communication Services	16.3%
Information Technology	49.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Apple, Inc.	8.8%
NVIDIA Corp.	8.4%
Microsoft Corp.	7.8%
Broadcom, Inc.	5.2%
Meta Platforms, Inc., Class A	5.1%
Amazon.com, Inc.	5.0%
Tesla, Inc.	3.1%
Alphabet, Inc., Class A	2.6%
Costco Wholesale Corp.	2.6%
Alphabet, Inc., Class C	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URNQX — SAR (10/24)

Victory Nasdaq-100 Index Fund

Fund Shares

Ticker: USNQX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$23	0.42%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,789,843
Number of Holdings	106
Portfolio Turnover	1%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.8%
Consumer Staples	5.9%
Consumer Discretionary	13.4%
Communication Services	16.3%
Information Technology	49.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Apple, Inc.	8.8%
NVIDIA Corp.	8.4%
Microsoft Corp.	7.8%
Broadcom, Inc.	5.2%
Meta Platforms, Inc., Class A	5.1%
Amazon.com, Inc.	5.0%
Tesla, Inc.	3.1%
Alphabet, Inc., Class A	2.6%
Costco Wholesale Corp.	2.6%
Alphabet, Inc., Class C	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USNQX — SAR (10/24)

Victory Nasdaq-100 Index Fund

Institutional Shares

Ticker: UINQX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$23	0.43%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,789,843
Number of Holdings	106
Portfolio Turnover	1%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.8%
Consumer Staples	5.9%
Consumer Discretionary	13.4%
Communication Services	16.3%
Information Technology	49.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Apple, Inc.	8.8%
NVIDIA Corp.	8.4%
Microsoft Corp.	7.8%
Broadcom, Inc.	5.2%
Meta Platforms, Inc., Class A	5.1%
Amazon.com, Inc.	5.0%
Tesla, Inc.	3.1%
Alphabet, Inc., Class A	2.6%
Costco Wholesale Corp.	2.6%
Alphabet, Inc., Class C	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UINQX — SAR (10/24)

Victory Science & Technology Fund

Class A

Ticker: USTCX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Science & Technology Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$69	1.27%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,223,617
Number of Holdings	268
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	0.4%
Financials	2.2%
Consumer Discretionary	3.0%
Communication Services	14.5%
Health Care	17.1%
Information Technology	61.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NVIDIA Corp.	8.5%
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	6.7%
Alphabet, Inc., Class A	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
AppLovin Corp., Class A	2.8%
ServiceNow, Inc.	2.7%
Eli Lilly & Co.	2.4%
Fair Isaac Corp.	1.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTCX — SAR (10/24)

Victory Science & Technology Fund

Fund Shares

Ticker: USSCX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Science & Technology Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$52	0.96%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,223,617
Number of Holdings	268
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	0.4%
Financials	2.2%
Consumer Discretionary	3.0%
Communication Services	14.5%
Health Care	17.1%
Information Technology	61.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

NVIDIA Corp.	8.5%
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	6.7%
Alphabet, Inc., Class A	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
AppLovin Corp., Class A	2.8%
ServiceNow, Inc.	2.7%
Eli Lilly & Co.	2.4%
Fair Isaac Corp.	1.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSCX — SAR (10/24)

Victory Short-Term Bond Fund

Class A

Ticker: UASBX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,642,788
Number of Holdings	922
Portfolio Turnover	22%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	33.2%
Asset-Backed Securities	32.3%
U.S. Treasury Obligations	12.0%
Yankee Dollars	6.5%
Collateralized Mortgage Obligations	4.4%
OtherFootnote Reference**	3.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UASBX — SAR (10/24)

Victory Short-Term Bond Fund

Class R6

Ticker: URSBX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$17	0.33%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,642,788
Number of Holdings	922
Portfolio Turnover	22%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	33.2%
Asset-Backed Securities	32.3%
U.S. Treasury Obligations	12.0%
Yankee Dollars	6.5%
Collateralized Mortgage Obligations	4.4%
OtherFootnote Reference**	3.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URSBX — SAR (10/24)

Victory Short-Term Bond Fund

Fund Shares

Ticker: USSBX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$30	0.58%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,642,788
Number of Holdings	922
Portfolio Turnover	22%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	33.2%
Asset-Backed Securities	32.3%
U.S. Treasury Obligations	12.0%
Yankee Dollars	6.5%
Collateralized Mortgage Obligations	4.4%
OtherFootnote Reference**	3.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSBX — SAR (10/24)

Victory Short-Term Bond Fund

Institutional Shares

Ticker: UISBX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$25	0.48%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,642,788
Number of Holdings	922
Portfolio Turnover	22%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	33.2%
Asset-Backed Securities	32.3%
U.S. Treasury Obligations	12.0%
Yankee Dollars	6.5%
Collateralized Mortgage Obligations	4.4%
OtherFootnote Reference**	3.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UISBX — SAR (10/24)

Victory Small Cap Stock Fund

Fund Shares

Ticker: USCAX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Small Cap Stock Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$53	1.01%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$872,562
Number of Holdings	543
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Communication Services	2.6%
Materials	4.6%
Energy	5.0%
Real Estate	5.0%
Consumer Discretionary	11.6%
Information Technology	13.8%
Industrials	16.4%
Health Care	17.3%
Financials	18.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

CorVel Corp.	0.9%
Texas Capital Bancshares, Inc.	0.8%
Atmus Filtration Technologies, Inc.	0.8%
Casella Waste Systems, Inc.	0.7%
RBC Bearings, Inc.	0.7%
Latham Group, Inc.	0.6%
Ameris Bancorp	0.6%
UFP Industries, Inc.	0.6%
Brightsphere Investment Group, Inc.	0.6%
SouthState Corp.	0.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCAX — SAR (10/24)

Victory Small Cap Stock Fund

Institutional Shares

Ticker: UISCX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Small Cap Stock Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$49	0.93%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$872,562
Number of Holdings	543
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Communication Services	2.6%
Materials	4.6%
Energy	5.0%
Real Estate	5.0%
Consumer Discretionary	11.6%
Information Technology	13.8%
Industrials	16.4%
Health Care	17.3%
Financials	18.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

CorVel Corp.	0.9%
Texas Capital Bancshares, Inc.	0.8%
Atmus Filtration Technologies, Inc.	0.8%
Casella Waste Systems, Inc.	0.7%
RBC Bearings, Inc.	0.7%
Latham Group, Inc.	0.6%
Ameris Bancorp	0.6%
UFP Industries, Inc.	0.6%
Brightsphere Investment Group, Inc.	0.6%
SouthState Corp.	0.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UISCX — SAR (10/24)

Victory Target Retirement 2030 Fund

Fund Shares

Ticker: URTRX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Target Retirement 2030 Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$2	0.03%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,233,927
Number of Holdings	33
Portfolio Turnover	2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Government Securities Fund, Institutional Shares	15.7%
Victory Global Managed Volatility Fund, Institutional Shares	9.2%
Victory Target Managed Allocation Fund	8.5%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	5.4%
Victory Short-Term Bond Fund, Institutional Shares	5.4%
Victory RS International Fund, Class R6	5.2%
Victory 500 Index Fund, Reward Shares	4.7%
Victory High Income Fund, Institutional Shares	4.0%
Victory Trivalent International Fund-Core Equity, Class R6	3.8%
VictoryShares Corporate Bond ETF	3.7%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Equity Mutual Funds	43.3%
Affiliated Fixed-Income Mutual Funds	30.6%
Affiliated Equity Exchange-Traded Funds	16.2%
Affiliated Fixed-Income Exchange-Traded Funds	9.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URTRX — SAR (10/24)

Victory Target Retirement 2040 Fund

Fund Shares

Ticker: URFRX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Target Retirement 2040 Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$1	0.02%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,587,662
Number of Holdings	34
Portfolio Turnover	2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Global Managed Volatility Fund, Institutional Shares	12.4%
Victory Target Managed Allocation Fund	11.5%
Victory RS International Fund, Class R6	6.6%
Victory 500 Index Fund, Reward Shares	6.6%
Victory Government Securities Fund, Institutional Shares	6.5%
Victory Trivalent International Fund-Core Equity, Class R6	4.8%
VictoryShares WestEnd U.S. Sector ETF	4.3%
VictoryShares International Value Momentum ETF	4.2%
Victory High Income Fund, Institutional Shares	3.6%
VictoryShares Emerging Markets Value Momentum ETF	3.2%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Equity Mutual Funds	56.3%
Affiliated Fixed-Income Mutual Funds	14.3%
Affiliated Equity Exchange-Traded Funds	21.4%
Affiliated Fixed-Income Exchange-Traded Funds	7.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URFRX — SAR (10/24)

Victory Target Retirement 2050 Fund

Fund Shares

Ticker: URFFX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Target Retirement 2050 Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$2	0.03%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,002,148
Number of Holdings	32
Portfolio Turnover	0%Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.5%.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Global Managed Volatility Fund, Institutional Shares	13.9%
Victory Target Managed Allocation Fund	13.2%
Victory 500 Index Fund, Reward Shares	8.0%
Victory RS International Fund, Class R6	7.1%
Victory Trivalent International Fund-Core Equity, Class R6	5.2%
VictoryShares WestEnd U.S. Sector ETF	5.0%
VictoryShares International Value Momentum ETF	4.9%
VictoryShares Emerging Markets Value Momentum ETF	3.5%
VictoryShares US Value Momentum ETF	3.5%
Victory Nasdaq-100 Index Fund, Class R6	3.3%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Equity Mutual Funds	63.2%
Affiliated Fixed-Income Mutual Funds	6.9%
Affiliated Equity Exchange-Traded Funds	24.8%
Affiliated Fixed-Income Exchange-Traded Funds	4.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URFFX — SAR (10/24)

Victory Target Retirement 2060 Fund

Fund Shares

Ticker: URSIX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Target Retirement 2060 Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$5	0.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$149,983
Number of Holdings	30
Portfolio Turnover	1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Global Managed Volatility Fund, Institutional Shares	14.3%
Victory Target Managed Allocation Fund	13.3%
Victory 500 Index Fund, Reward Shares	8.4%
Victory RS International Fund, Class R6	7.7%
VictoryShares WestEnd U.S. Sector ETF	5.4%
Victory Trivalent International Fund-Core Equity, Class R6	5.1%
VictoryShares International Value Momentum ETF	4.7%
Victory Nasdaq-100 Index Fund, Class R6	3.6%
Victory Government Securities Fund, Institutional Shares	3.5%
VictoryShares US Value Momentum ETF	3.5%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Equity Mutual Funds	64.2%
Affiliated Fixed-Income Mutual Funds	5.8%
Affiliated Equity Exchange-Traded Funds	25.4%
Affiliated Fixed-Income Exchange-Traded Funds	4.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URSIX — SAR (10/24)

Victory Target Retirement Income Fund

Fund Shares

Ticker: URINX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Target Retirement Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$2	0.04%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$649,592
Number of Holdings	34
Portfolio Turnover	2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Government Securities Fund, Institutional Shares	22.0%
Victory Short-Term Bond Fund, Institutional Shares	12.1%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	8.6%
Victory High Income Fund, Institutional Shares	6.6%
VictoryShares Corporate Bond ETF	6.2%
Victory Market Neutral Income Fund, Class I	5.4%
Victory Global Managed Volatility Fund, Institutional Shares	5.4%
Victory Target Managed Allocation Fund	4.8%
Victory RS International Fund, Class R6	3.6%
VictoryShares Short-Term Bond ETF	3.4%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Fixed-Income Mutual Funds	49.4%
Affiliated Equity Mutual Funds	29.3%
Affiliated Fixed-Income Exchange-Traded Funds	11.5%
Affiliated Equity Exchange-Traded Funds	9.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URINX — SAR (10/24)

Victory Ultra Short-Term Bond Fund

Class A

Ticker: USBAX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$265,757
Number of Holdings	388
Portfolio Turnover	15%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	24.9%
Asset-Backed Securities	20.9%
Yankee Dollars	18.2%
Collateralized Mortgage Obligations	11.0%
Collateralized Loan Obligations	3.1%
U.S. Treasury Obligations	2.3%
OtherFootnote Reference**	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBAX — SAR (10/24)

Victory Ultra Short-Term Bond Fund

Class R6

Ticker: URUSX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$21	0.41%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$265,757
Number of Holdings	388
Portfolio Turnover	15%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	24.9%
Asset-Backed Securities	20.9%
Yankee Dollars	18.2%
Collateralized Mortgage Obligations	11.0%
Collateralized Loan Obligations	3.1%
U.S. Treasury Obligations	2.3%
OtherFootnote Reference**	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URUSX — SAR (10/24)

Victory Ultra Short-Term Bond Fund

Fund Shares

Ticker: UUSTX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$30	0.58%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$265,757
Number of Holdings	388
Portfolio Turnover	15%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	24.9%
Asset-Backed Securities	20.9%
Yankee Dollars	18.2%
Collateralized Mortgage Obligations	11.0%
Collateralized Loan Obligations	3.1%
U.S. Treasury Obligations	2.3%
OtherFootnote Reference**	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UUSTX — SAR (10/24)

Victory Ultra Short-Term Bond Fund

Institutional Shares

Ticker: UUSIX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$28	0.55%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$265,757
Number of Holdings	388
Portfolio Turnover	15%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	24.9%
Asset-Backed Securities	20.9%
Yankee Dollars	18.2%
Collateralized Mortgage Obligations	11.0%
Collateralized Loan Obligations	3.1%
U.S. Treasury Obligations	2.3%
OtherFootnote Reference**	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UUSIX — SAR (10/24)

Victory Value Fund

Fund Shares

Ticker: UVALX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Value Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$50	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,310,692
Number of Holdings	184
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.4%
Materials	4.9%
Consumer Discretionary	5.6%
Energy	5.7%
Communication Services	5.8%
Consumer Staples	7.2%
Information Technology	10.8%
Health Care	15.2%
Industrials	15.8%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

The Goldman Sachs Group, Inc.	2.2%
JPMorgan Chase & Co.	2.1%
Merck & Co., Inc.	1.6%
KeyCorp	1.6%
UnitedHealth Group, Inc.	1.6%
Citigroup, Inc.	1.5%
AbbVie, Inc.	1.5%
Exxon Mobil Corp.	1.4%
The Cigna Group	1.4%
Keurig Dr. Pepper, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVALX — SAR (10/24)

Victory Value Fund

Institutional Shares

Ticker: UIVAX

Semi-annual shareholder report — October 31, 2024

The semi-annual shareholder report contains important information about Victory Value Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$48	0.91%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,310,692
Number of Holdings	184
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.4%
Materials	4.9%
Consumer Discretionary	5.6%
Energy	5.7%
Communication Services	5.8%
Consumer Staples	7.2%
Information Technology	10.8%
Health Care	15.2%
Industrials	15.8%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

The Goldman Sachs Group, Inc.	2.2%
JPMorgan Chase & Co.	2.1%
Merck & Co., Inc.	1.6%
KeyCorp	1.6%
UnitedHealth Group, Inc.	1.6%
Citigroup, Inc.	1.5%
AbbVie, Inc.	1.5%
Exxon Mobil Corp.	1.4%
The Cigna Group	1.4%
Keurig Dr. Pepper, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIVAX  — SAR (10/24)

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable— only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable— only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable— only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

October 31, 2024
Semi-Annual: Full Financials
Victory Target Retirement Income Fund
Victory Target Retirement 2030 Fund
Victory Target Retirement 2040 Fund
Victory Target Retirement 2050 Fund
Victory Target Retirement 2060 Fund

vcm.com
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Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statements of Assets and Liabilities
7
Statements of Operations
9
Statements of Changes in Net Assets
11
Financial Highlights
14
Notes to Financial Statements 19

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Target Retirement Income Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (21.1%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 40,462
VictoryShares Emerging Markets Value Momentum ETF .......................... 256,416 12,223
VictoryShares Free Cash Flow ETF (a) ........................................ 136,657 4,519
VictoryShares Hedged Equity Income ETF ..................................... 47,000 1,226
VictoryShares International Value Momentum ETF ............................... 267,086 12,777
VictoryShares International Volatility Wtd ETF ................................. 154,761 6,723
VictoryShares Short-Term Bond ETF ......................................... 443,598 22,366
VictoryShares Small Cap Free Cash Flow ETF .................................. 200,000 5,255
VictoryShares THB Mid Cap ETF (a) ......................................... 203,800 5,912
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 12,387 592
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 86,772 7,245
VictoryShares US Value Momentum ETF (a) .................................... 83,804 6,788
VictoryShares WestEnd U.S. Sector ETF ...................................... 277,123 10,819
Total Affiliated Exchange-Traded Funds (Cost $126,148)
a
a
a
136,907
Affiliated Mutual Funds (78.7%)
Victory 500 Index Fund, Reward Shares ....................................... 228,316 16,605
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 6,118,374 56,167
Victory Global Managed Volatility Fund, Institutional Shares ........................ 3,079,175 35,195
Victory Government Securities Fund, Institutional Shares .......................... 16,255,624 143,049
Victory Growth Fund, Institutional Shares ..................................... 230,923 9,103
Victory High Income Fund, Institutional Shares ................................. 6,189,022 42,642
Victory Income Stock Fund, Institutional Shares ................................. 252,027 5,245
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 168,278 4,505
Victory Market Neutral Income Fund, Class I ................................... 4,171,375 35,248
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 65,818 3,290
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 94,664 2,138
Victory RS International Fund, Class R6 ...................................... 1,838,390 23,237
Victory Short-Term Bond Fund, Institutional Shares .............................. 8,695,451 78,868
Victory Small Cap Stock Fund, Institutional Shares ............................... 421,973 6,005
Victory Sophus Emerging Markets Fund, Class R6 ............................... 138,914 2,813
Victory Target Managed Allocation Fund ...................................... 2,949,373 31,381
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 1,884,745 15,907
Total Affiliated Mutual Funds (Cost $486,601)
a
a
a
511,398
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (b) ........ 108,081 108
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (b) ............ 108,081 108
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (b) ............... 108,081 108
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (b) . 108,081 108
Total Collateral for Securities Loaned (Cost $432)
a
a
a
432
Total Investments (Cost $613,181) — 99.9% 648,737
Other assets in excess of liabilities —  0.1% 855
NET ASSETS - 100.00% $ 649,592
At October 31, 2024, the foreign securities held by the underlying Funds were 22.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on October 31, 2024.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Target Retirement 2030 Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (25.9%)
VictoryShares Corporate Bond ETF .......................................... 2,167,524 $ 46,179
VictoryShares Emerging Markets Value Momentum ETF .......................... 609,025 29,031
VictoryShares Free Cash Flow ETF .......................................... 433,670 14,341
VictoryShares Hedged Equity Income ETF (a) ................................... 256,000 6,679
VictoryShares International Value Momentum ETF ............................... 792,228 37,900
VictoryShares International Volatility Wtd ETF ................................. 443,850 19,281
VictoryShares Short-Term Bond ETF ......................................... 905,079 45,634
VictoryShares Small Cap Free Cash Flow ETF (a) ................................ 457,000 12,006
VictoryShares THB Mid Cap ETF ........................................... 782,000 22,686
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 38,826 1,856
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 244,422 20,407
VictoryShares US Value Momentum ETF (a) .................................... 314,756 25,495
VictoryShares WestEnd U.S. Sector ETF (a) .................................... 965,197 37,681
Total Affiliated Exchange-Traded Funds (Cost $276,430)
a
a
a
319,176
Affiliated Mutual Funds (73.9%)
Victory 500 Index Fund, Reward Shares ....................................... 801,384 58,285
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 7,290,459 66,926
Victory Global Managed Volatility Fund, Institutional Shares ........................ 9,950,724 113,737
Victory Government Securities Fund, Institutional Shares .......................... 21,970,296 193,339
Victory Growth Fund, Institutional Shares ..................................... 496,646 19,578
Victory High Income Fund, Institutional Shares ................................. 7,237,100 49,864
Victory Income Stock Fund, Institutional Shares ................................. 907,137 18,877
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 629,885 16,862
Victory Market Neutral Income Fund, Class I ................................... 3,525,532 29,791
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 539,437 26,961
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 213,325 4,817
Victory RS International Fund, Class R6 ...................................... 5,103,647 64,510
Victory Short-Term Bond Fund, Institutional Shares .............................. 7,353,857 66,699
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,332,671 18,964
Victory Sophus Emerging Markets Fund, Class R6 ............................... 529,376 10,720
Victory Target Managed Allocation Fund ...................................... 9,825,862 104,547
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 5,549,422 46,837
Total Affiliated Mutual Funds (Cost $825,093)
a
a
a
911,314
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (c) ........ 103,919 104
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (c) ............ 242,150 242
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (c) ............... 69,606 70
Total Collateral for Securities Loaned (Cost $416)
a
a
a
416
Total Investments (Cost $1,101,939) — 99.8% 1,230,906
Other assets in excess of liabilities —  0.2% 3,021
NET ASSETS - 100.00% $ 1,233,927
At October 31, 2024, the foreign securities held by the underlying Funds were 28.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on October 31, 2024.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Target Retirement 2040 Fund
4
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (29.1%)
VictoryShares Corporate Bond ETF .......................................... 1,759,335 $ 37,482
VictoryShares Emerging Markets Value Momentum ETF .......................... 1,056,858 50,379
VictoryShares Free Cash Flow ETF (a) ........................................ 729,836 24,136
VictoryShares Hedged Equity Income ETF (a) ................................... 489,000 12,757
VictoryShares International Value Momentum ETF ............................... 1,385,375 66,276
VictoryShares International Volatility Wtd ETF ................................. 654,183 28,418
VictoryShares Short-Term Bond ETF ......................................... 654,890 33,019
VictoryShares Small Cap Free Cash Flow ETF .................................. 657,093 17,263
VictoryShares THB Mid Cap ETF ........................................... 1,396,276 40,506
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 101,496 4,853
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 400,524 33,440
VictoryShares US Value Momentum ETF ...................................... 556,758 45,097
VictoryShares WestEnd U.S. Sector ETF (a) .................................... 1,753,537 68,458
Total Affiliated Exchange-Traded Funds (Cost $386,152)
a
a
a
462,084
Affiliated Mutual Funds (70.6%)
Victory 500 Index Fund, Reward Shares ....................................... 1,438,531 104,624
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 4,688,409 43,039
Victory Global Managed Volatility Fund, Institutional Shares ........................ 17,272,200 197,421
Victory Government Securities Fund, Institutional Shares .......................... 11,638,272 102,417
Victory Growth Fund, Institutional Shares ..................................... 970,118 38,242
Victory High Income Fund, Institutional Shares ................................. 8,314,608 57,288
Victory Income Stock Fund, Institutional Shares ................................. 1,475,292 30,701
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,073,801 28,746
Victory Market Neutral Income Fund, Class I ................................... 2,621,378 22,151
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 941,523 47,057
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 291,216 6,576
Victory RS International Fund, Class R6 ...................................... 8,299,496 104,905
Victory Short-Term Bond Fund, Institutional Shares .............................. 2,523,223 22,886
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,730,254 38,851
Victory Sophus Emerging Markets Fund, Class R6 ............................... 805,788 16,317
Victory Target Managed Allocation Fund ...................................... 17,188,330 182,884
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 9,088,045 76,703
Total Affiliated Mutual Funds (Cost $948,190)
a
a
a
1,120,808
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (b) ........ 680,190 681
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (b) ............ 680,190 680
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (b) ............... 680,190 680
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (b) . 680,190 680
Total Collateral for Securities Loaned (Cost $2,721)
a
a
a
2,721
Total Investments (Cost $1,337,063) — 99.9% 1,585,613
Other assets in excess of liabilities —  0.1% 2,049
NET ASSETS - 100.00% $ 1,587,662
At October 31, 2024, the foreign securities held by the underlying Funds were 35.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on October 31, 2024.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Target Retirement 2050 Fund
5
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (29.7%)
VictoryShares Corporate Bond ETF .......................................... 608,750 $ 12,969
VictoryShares Emerging Markets Value Momentum ETF .......................... 746,226 35,571
VictoryShares Free Cash Flow ETF .......................................... 528,080 17,464
VictoryShares International Value Momentum ETF ............................... 1,035,667 49,546
VictoryShares International Volatility Wtd ETF ................................. 442,741 19,233
VictoryShares Small Cap Free Cash Flow ETF .................................. 392,062 10,300
VictoryShares THB Mid Cap ETF ........................................... 1,026,848 29,789
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 288,087 13,774
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 281,624 23,513
VictoryShares US Value Momentum ETF (a) .................................... 434,568 35,200
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,292,725 50,468
Total Affiliated Exchange-Traded Funds (Cost $238,899)
a
a
a
297,827
Affiliated Mutual Funds (70.1%)
Victory 500 Index Fund, Reward Shares ....................................... 1,108,643 80,632
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 2,807,990 25,777
Victory Global Managed Volatility Fund, Institutional Shares ........................ 12,217,834 139,650
Victory Government Securities Fund, Institutional Shares .......................... 3,807,350 33,505
Victory Growth Fund, Institutional Shares ..................................... 788,604 31,087
Victory High Income Fund, Institutional Shares ................................. 1,281,909 8,832
Victory Income Stock Fund, Institutional Shares ................................. 1,028,155 21,396
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 765,371 20,489
Victory Market Neutral Income Fund, Class I ................................... 832,206 7,032
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 671,385 33,556
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 163,609 3,694
Victory RS International Fund, Class R6 ...................................... 5,623,113 71,076
Victory Short-Term Bond Fund, Institutional Shares .............................. 101,117 917
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,925,833 27,405
Victory Sophus Emerging Markets Fund, Class R6 ............................... 627,825 12,713
Victory Target Managed Allocation Fund ...................................... 12,444,379 132,408
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 6,223,906 52,530
Total Affiliated Mutual Funds (Cost $576,234)
a
a
a
702,699
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (c) ........ 24,975 25
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (c) ............ 24,975 25
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (c) ............... 24,975 25
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (c) . 24,975 25
Total Collateral for Securities Loaned (Cost $100)
a
a
a
100
Total Investments (Cost $815,233) — 99.8% 1,000,626
Other assets in excess of liabilities —  0.2% 1,522
NET ASSETS - 100.00% $ 1,002,148
At October 31, 2024, the foreign securities held by the underlying Funds were 38.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on October 31, 2024.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Target Retirement 2060 Fund
6
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (30.0%)
VictoryShares Corporate Bond ETF .......................................... 81,206 $ 1,730
VictoryShares Emerging Markets Value Momentum ETF .......................... 108,347 5,165
VictoryShares Free Cash Flow ETF .......................................... 79,736 2,637
VictoryShares International Value Momentum ETF ............................... 148,180 7,089
VictoryShares International Volatility Wtd ETF ................................. 75,768 3,291
VictoryShares Small Cap Free Cash Flow ETF .................................. 57,000 1,498
VictoryShares THB Mid Cap ETF ........................................... 160,000 4,642
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 2,086
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 40,988 3,422
VictoryShares US Value Momentum ETF (a) .................................... 64,597 5,232
VictoryShares WestEnd U.S. Sector ETF (a) .................................... 207,979 8,120
Total Affiliated Exchange-Traded Funds (Cost $35,688)
a
a
a
44,912
Affiliated Mutual Funds (70.0%)
Victory 500 Index Fund, Reward Shares ....................................... 172,782 12,566
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 371,479 3,410
Victory Global Managed Volatility Fund, Institutional Shares ........................ 1,877,835 21,464
Victory Government Securities Fund, Institutional Shares .......................... 596,528 5,249
Victory Growth Fund, Institutional Shares ..................................... 125,152 4,933
Victory Income Stock Fund, Institutional Shares ................................. 172,905 3,598
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 110,466 2,957
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 106,796 5,338
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 20,334 459
Victory RS International Fund, Class R6 ...................................... 914,816 11,563
Victory Short-Term Bond Fund, Institutional Shares .............................. 128 1
Victory Small Cap Stock Fund, Institutional Shares ............................... 281,770 4,010
Victory Sophus Emerging Markets Fund, Class R6 ............................... 91,337 1,850
Victory Target Managed Allocation Fund ...................................... 1,876,152 19,962
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 907,214 7,657
Total Affiliated Mutual Funds (Cost $88,233)
a
a
a
105,017
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (b) ........ 35,100 35
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (b) ............ 35,100 35
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (b) ............... 35,100 35
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (b) . 35,100 35
Total Collateral for Securities Loaned (Cost $140)
a
a
a
140
Total Investments (Cost $124,061) — 100.1% 150,069
Liabilities in excess of other assets —  (0.1)% (86)
NET ASSETS - 100.00% $ 149,983
At October 31, 2024, the foreign securities held by the underlying Funds were 38.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on October 31, 2024.
ETF
—
Exchange-Traded Fund

Statements of Assets and Liabilities
October 31, 2024
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Assets:
Affiliated investments, at value (Cost $612,749, $1,101,523 and $1,334,342) $ 648,305 (a) $ 1,230,490 (b) $ 1,582,892 (c)
Unaffiliated investments, at value (Cost $432, $416 and $2,721) 432 416 2,721
Cash 1,469 3,580 5,147
Receivables:
Interest and securities lending income 7 10 17
Capital shares issued 20 365 366
From Adviser — — 6
Prepaid expenses 17 21 24
Total Assets 650,250 1,234,882 1,591,173
Liabilities:
Payables:
Collateral received on loaned securities 432 416 2,721
Capital shares redeemed 184 473 732
Payable to Adviser — 13 —
Accrued expenses and other payables:
Custodian fees 2 4 6
Transfer agent fees 5 10 13
Compliance fees — (d) 1 1
Other accrued expenses 35 38 38
Total Liabilities 658 955 3,511
Commitments and contingencies (Note 4 )
Net Assets:
Capital 614,118 1,064,252 1,294,473
Total accumulated earnings (loss) 35,474 169,675 293,189
Net Assets $ 649,592 $ 1,233,927 $ 1,587,662
Shares (unlimited number of shares authorized with no par value): 59,533 95,987 117,941
Net asset value, offering and redemption price per share:(e) $ 10 .91 $ 12 .86 $ 13 .46
(a) Includes $421 thousand of securities on loan.
(b) Includes $404 thousand of securities on loan.
(c) Includes $2,656 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
October 31, 2024
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Assets:
Affiliated investments, at value (Cost $815,133 and $123,921) $ 1,000,526 (a) $ 149,929 (b)
Unaffiliated investments, at value (Cost $100 and $140) 100 140
Cash 1,873 372
Receivables:
Interest and securities lending income 11 2
Capital shares issued 260 6
From Adviser — 7
Prepaid expenses 18 9
Total Assets 1,002,788 150,465
Liabilities:
Payables:
Collateral received on loaned securities 100 140
Capital shares redeemed 494 312
Accrued expenses and other payables:
Custodian fees 4 1
Transfer agent fees 8 1
Compliance fees 1 — (c)
Other accrued expenses 33 28
Total Liabilities 640 482
Commitments and contingencies (Note 4 )
Net Assets:
Capital 795,918 122,037
Total accumulated earnings (loss) 206,230 27,946
Net Assets $ 1,002,148 $ 149,983
Shares (unlimited number of shares authorized with no par value): 70,955 10,549
Net asset value, offering and redemption price per share:(d) $ 14 .12 $ 14 .22
(a) Includes $97 thousand of securities on loan.
(b) Includes $136 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended October 31, 2024
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Investment Income:
Dividends from affiliated investments $ 11,289 $ 15,863 $ 15,408
Interest from unaffiliated investments 36 71 124
Securities lending (net of fees) 6 9 10
Total Income 11,331 15,943 15,542
Expenses:
Sub-Administration fees 11 11 11
Custodian fees 5 9 12
Transfer agent fees 14 26 33
Trustees' fees 27 27 27
Compliance fees 3 5 7
Printing fees 19 20 21
Legal and audit fees 28 28 28
State registration and filing fees 15 17 19
Other expenses 8 14 18
Recoupment of prior expenses waived/reimbursed by Adviser — 13 —
Total Expenses 130 170 176
Expenses waived/reimbursed by Adviser — — (16)
Net Expenses 130 170 160
Net Investment Income (Loss) 11,201 15,773 15,382
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 3,833 9,327 8,760
Net change in unrealized appreciation/depreciation on affiliated investment securities 24,175 61,692 99,533
Net realized/unrealized gains (losses) on investments 28,008 71,019 108,293
Change in net assets resulting from operations $ 39,209 $ 86,792 $ 123,675

Statements of Operations
For the Six Months Ended October 31, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Investment Income:
Dividends from affiliated investments $ 7,556 $ 1,045
Interest from unaffiliated investments 80 14
Securities lending (net of fees) 14 1
Total Income 7,650 1,060
Expenses:
Sub-Administration fees 11 11
Custodian fees 8 2
Transfer agent fees 21 4
Trustees' fees 27 27
Compliance fees 4 1
Printing fees 17 12
Legal and audit fees 28 28
State registration and filing fees 16 11
Other expenses 11 —
Total Expenses 143 96
Expenses waived/reimbursed by Adviser — (21)
Net Expenses 143 75
Net Investment Income (Loss) 7,507 985
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 3,260 (29)
Net change in unrealized appreciation/depreciation on affiliated investment securities 71,525 11,330
Net realized/unrealized gains (losses) on investments 74,785 11,301
Change in net assets resulting from operations $ 82,292 $ 12,286

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement
Income Fund
Victory Target Retirement 2030
Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 11,201 $ 22,883 $ 15,773 $ 34,496
Net realized gains (losses) 3,833 566 9,327 13,675
Net change in unrealized appreciation/depreciation 24,175 20,854 61,692 67,203
Change in net assets resulting from operations 39,209 44,303 86,792 115,374
Change in net assets resulting from distributions to shareholders (11,432) (27,477) — (49,678)
Change in net assets resulting from capital transactions (19,036) (42,363) (46,939) (47,778)
Change in net assets 8,741 (25,537) 39,853 17,918
Net Assets:
Beginning of period 640,851 666,388 1,194,074 1,176,156
End of period $ 649,592 $ 640,851 $ 1,233,927 $ 1,194,074
Capital Transactions:
Proceeds from shares issued $ 21,858 $ 46,029 $ 40,228 $ 82,546
Distributions reinvested 11,344 27,306 — 49,544
Cost of shares redeemed (52,238) (115,698) (87,167) (179,868)
Change in net assets resulting from capital transactions $ (19,036) $ (42,363) $ (46,939) $ (47,778)
Share Transactions:
Issued 2,014 4,470 3,180 7,069
Reinvested 1,042 2,629 — 4,199
Redeemed (4,809) (11,247) (6,890) (15,415)
Change in Shares (1,753) (4,148) (3,710) (4,147)

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2040
Fund
Victory Target Retirement 2050
Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 15,382 $ 36,474 $ 7,507 $ 19,595
Net realized gains (losses) 8,760 21,980 3,260 9,601
Net change in unrealized appreciation/depreciation 99,533 122,446 71,525 94,488
Change in net assets resulting from operations 123,675 180,900 82,292 123,684
Change in net assets resulting from distributions to shareholders — (57,240) — (30,635)
Change in net assets resulting from capital transactions (42,913) (24,861) (23,966) (6,817)
Change in net assets 80,762 98,799 58,326 86,232
Net Assets:
Beginning of period 1,506,900 1,408,101 943,822 857,590
End of period $ 1,587,662 $ 1,506,900 $ 1,002,148 $ 943,822
Capital Transactions:
Proceeds from shares issued $ 55,312 $ 103,275 $ 33,719 $ 72,944
Distributions reinvested — 57,139 — 30,577
Cost of shares redeemed (98,225) (185,275) (57,685) (110,338)
Change in net assets resulting from capital transactions $ (42,913) $ (24,861) $ (23,966) $ (6,817)
Share Transactions:
Issued 4,174 8,601 2,431 5,878
Reinvested — 4,718 — 2,435
Redeemed (7,419) (15,476) (4,164) (8,900)
Change in Shares (3,245) (2,157) (1,733) (587)

13
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2060
Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 985 $ 2,665
Net realized gains (losses) (29) 773
Net change in unrealized appreciation/depreciation 11,330 14,729
Change in net assets resulting from operations 12,286 18,167
Change in net assets resulting from distributions to shareholders — (3,819)
Change in net assets resulting from capital transactions (1,239) (1,203)
Change in net assets 11,047 13,145
Net Assets:
Beginning of period 138,936 125,791
End of period $ 149,983 $ 138,936
Capital Transactions:
Proceeds from shares issued $ 7,900 $ 14,338
Distributions reinvested — 3,815
Cost of shares redeemed (9,139) (19,356)
Change in net assets resulting from capital transactions $ (1,239) $ (1,203)
Share Transactions:
Issued 567 1,151
Reinvested — 303
Redeemed (654) (1,565)
Change in Shares (87) (111)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Target Retirement Income Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $10.46 $10.18 $9.79 $11.68 $11.71 $11.22 $10.69
Investment Activities:
Net investment income (loss)(b) 0.19 0.36 0.08 0.29 0.38 0.38 0.31
Net realized and unrealized gains
(losses) 0.45 0.36 0.37 (1.53) 0.37 0.58 0.93
Total from Investment
Activities 0.64 0.72 0.45 (1.24) 0.75 0.96 1.24
Distributions to Shareholders from:
Net investment income (0.19) (0.36) (0.06) (0.29) (0.38) (0.30) (0.31)
Net realized gains — (0.08) — (0.36) (0.40) (0.17) (0.40)
Total Distributions (0.19) (0.44) (0.06) (0.65) (0.78) (0.47) (0.71)
Net Asset Value, End of Period $10.91 $10.46 $10.18 $9.79 $11.68 $11.71 $11.22
Total Return(c)(d) 6.14% 7.15% 4.56% (10.64)% 6.48% 8.73% 11.72%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.04% 0.04% 0.05% 0.04% 0.03% 0.06% 0.07%
Net Investment Income (Loss)(e) 3.39% 3.51% 2.46% 2.75% 3.13% 3.40% 2.75%
Gross Expenses(e)(g) 0.04% 0.04% 0.05% 0.04% 0.03% 0.06% 0.07%
Supplemental Data:
Net Assets at end of period (000's) $649,592 $640,851 $666,388 $656,998 $807,636 $827,247 $337,633
Portfolio Turnover(c) 2% 5% 2% 13% 16% 15%(h) 16%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $78,972 and sold of $170,937 thousand, respectively, in connection with the Fund’s acquisition of USAA
®
Target Retirement 2020 Fund.

15
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2030 Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $11.98 $11.33 $10.71 $13.57 $13.03 $12.47 $11.87
Investment Activities:
Net investment income (loss)(b) 0.16 0.34 0.07 0.31 0.53 0.29 0.33
Net realized and unrealized gains
(losses) 0.72 0.81 0.55 (2.15) 1.05 0.86 1.70
Total from Investment
Activities 0.88 1.15 0.62 (1.84) 1.58 1.15 2.03
Distributions to Shareholders from:
Net investment income — (0.33) — (0.29) (0.59) (0.25) (0.31)
Net realized gains — (0.17) — (0.73) (0.45) (0.34) (1.12)
Total Distributions — (0.50) — (1.02) (1.04) (0.59) (1.43)
Net Asset Value, End of Period $12.86 $11.98 $11.33 $10.71 $13.57 $13.03 $12.47
Total Return(c)(d) 7.35% 10.25% 5.79% (13.53)% 12.24% 9.25% 17.13%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.03% 0.03% 0.03% 0.03% 0.02% 0.02% 0.03%
Net Investment Income (Loss)(e) 2.53% 2.93% 1.78% 2.55% 3.79% 2.41% 2.53%
Gross Expenses(e)(g) 0.03% 0.03% 0.04% 0.03% 0.02% 0.02% 0.03%
Supplemental Data:
Net Assets at end of period (000's) $1,233,927 $1,194,074 $1,176,156 $1,134,657 $1,387,522 $1,330,701 $1,368,343
Portfolio Turnover(c) 2% 8% 2% 13% 18% 19% 24%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Target Retirement 2040 Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $12.43 $11.42 $10.71 $13.98 $13.02 $12.58 $11.87
Investment Activities:
Net investment income (loss)(b) 0.13 0.30 0.05 0.31 0.60 0.28 0.32
Net realized and unrealized gains
(losses) 0.90 1.19 0.66 (2.43) 1.45 0.88 1.99
Total from Investment
Activities 1.03 1.49 0.71 (2.12) 2.05 1.16 2.31
Distributions to Shareholders from:
Net investment income — (0.30) — (0.29) (0.67) (0.22) (0.29)
Net realized gains — (0.18) — (0.86) (0.42) (0.50) (1.31)
Total Distributions — (0.48) — (1.15) (1.09) (0.72) (1.60)
Net Asset Value, End of Period $13.46 $12.43 $11.42 $10.71 $13.98 $13.02 $12.58
Total Return(c)(d) 8.29% 13.16% 6.63% (15.15)% 15.88% 9.22% 19.57%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.02% 0.02% 0.02% 0.02% 0.02% 0.02% 0.02%
Net Investment Income (Loss)(e) 1.93% 2.52% 1.30% 2.49% 4.18% 2.30% 2.41%
Gross Expenses(e)(g) 0.02% 0.02% 0.03% 0.02% 0.02% 0.02% 0.02%
Supplemental Data:
Net Assets at end of period (000's) $1,587,662 $1,506,900 $1,408,101 $1,337,279 $1,644,252 $1,531,320 $1,551,552
Portfolio Turnover(c) 2% 10% 2% 14% 16% 20% 29%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

17
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2050 Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $12.98 $11.70 $10.93 $14.51 $13.35 $12.84 $11.95
Investment Activities:
Net investment income (loss)(b) 0.10 0.27 0.04 0.30 0.65 0.28 0.31
Net realized and unrealized gains
(losses) 1.04 1.43 0.73 (2.63) 1.69 1.07 2.09
Total from Investment
Activities 1.14 1.70 0.77 (2.33) 2.34 1.35 2.40
Distributions to Shareholders from:
Net investment income — (0.25) — (0.28) (0.69) (0.24) (0.28)
Net realized gains — (0.17) — (0.97) (0.49) (0.60) (1.23)
Total Distributions — (0.42) — (1.25) (1.18) (0.84) (1.51)
Net Asset Value, End of Period $14.12 $12.98 $11.70 $10.93 $14.51 $13.35 $12.84
Total Return(c)(d) 8.78% 14.72% 7.04% (16.00)% 17.71% 10.52% 20.16%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.03% 0.03% 0.04% 0.03% 0.03% 0.03% 0.04%
Net Investment Income (Loss)(e) 1.50% 2.19% 0.94% 2.41% 4.43% 2.26% 2.32%
Gross Expenses(e)(g) 0.03% 0.03% 0.04% 0.03% 0.03% 0.03% 0.04%
Supplemental Data:
Net Assets at end of period (000's) $1,002,148 $943,822 $857,590 $808,938 $986,077 $893,934 $893,030
Portfolio Turnover(c) 0%* 9% 3% 13% 17% 21% 30%
* Amount rounds to less than 0.5%.
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Target Retirement 2060 Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $13.06 $11.70 $10.92 $14.46 $13.17 $12.53 $11.05
Investment Activities:
Net investment income (loss)(b) 0.09 0.25 0.03 0.29 0.64 0.26 0.28
Net realized and unrealized gains
(losses) 1.07 1.47 0.75 (2.63) 1.67 1.01 1.94
Total from Investment
Activities 1.16 1.72 0.78 (2.34) 2.31 1.27 2.22
Distributions to Shareholders from:
Net investment income — (0.21) — (0.26) (0.69) (0.20) (0.27)
Net realized gains — (0.15) — (0.94) (0.33) (0.43) (0.47)
Total Distributions — (0.36) — (1.20) (1.02) (0.63) (0.74)
Net Asset Value, End of Period $14.22 $13.06 $11.70 $10.92 $14.46 $13.17 $12.53
Total Return(c)(d) 8.88% 14.87% 7.14% (16.12)% 17.69% 10.17% 20.09%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.10% 0.10% 0.10% 0.10% 0.10% 0.10% 0.10%
Net Investment Income (Loss)(e) 1.32% 2.04% 0.81% 2.27% 4.41% 2.17% 2.30%
Gross Expenses(e)(g) 0.13% 0.15% 0.17% 0.14% 0.13% 0.16% 0.22%
Supplemental Data:
Net Assets at end of period (000's) $149,983 $138,936 $125,791 $116,698 $138,050 $121,007 $116,493
Portfolio Turnover(c) 1% 9% 2% 9% 18% 28% 29%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
19
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.
Each Fund is a “fund of funds” in that it invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) managed by the Funds’ Adviser, Victory Capital Management Inc. (“VCM” or the "Adviser"), an affiliate of the Funds. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Each Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities
Funds (Legal Name) Funds (Short Name)
Victory Target Retirement Income Fund Target Income Fund
Victory Target Retirement 2030 Fund Target 2030 Fund
Victory Target Retirement 2040 Fund Target 2040 Fund
Victory Target Retirement 2050 Fund Target 2050 Fund
Victory Target Retirement 2060 Fund Target 2060 Fund

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
20
(Unaudited)
may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
Target Income Fund
Affiliated Exchange-Traded Funds .................................. $ 136,907 $ — $ — $ 136,907
Affiliated Mutual Funds ......................................... 511,398 — — 511,398
Collateral for Securities Loaned ................................... 432 — — 432
Total ....................................................... $ 648,737 $ — $ — $ 648,737
Target 2030 Fund
Affiliated Exchange-Traded Funds .................................. 319,176 — — 319,176
Affiliated Mutual Funds ......................................... 911,314 — — 911,314
Collateral for Securities Loaned ................................... 416 — — 416
Total ....................................................... $ 1,230,906 $ — $ — $ 1,230,906
Target 2040 Fund
Affiliated Exchange-Traded Funds .................................. 462,084 — — 462,084
Affiliated Mutual Funds ......................................... 1,120,808 — — 1,120,808
Collateral for Securities Loaned ................................... 2,721 — — 2,721
Total ....................................................... $ 1,585,613 $ — $ — $ 1,585,613
Target 2050 Fund
Affiliated Exchange-Traded Funds .................................. 297,827 — — 297,827
Affiliated Mutual Funds ......................................... 702,699 — — 702,699
Collateral for Securities Loaned ................................... 100 — — 100
Total ....................................................... $ 1,000,626 $ — $ — $ 1,000,626
Target 2060 Fund
Affiliated Exchange-Traded Funds .................................. 44,912 — — 44,912
Affiliated Mutual Funds ......................................... 105,017 — — 105,017
Collateral for Securities Loaned ................................... 140 — — 140
Total ....................................................... $ 150,069 $ — $ — $ 150,069

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
21
(Unaudited)
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-
term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments.
The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio
Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities.
Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Funds’ securities lending transactions as of October 31, 2024:
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the six months ended October 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Target Income Fund ............................................... $ 421 $ — $ 432
Target 2030 Fund ................................................. 404 — 416
Target 2040 Fund ................................................. 2,656 — 2,721
Target 2050 Fund ................................................. 97 — 100
Target 2060 Fund ................................................. 136 — 140

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
22
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser does not receive any fees from the Funds for these services.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Funds for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Funds. VCTA does not receive any fees from the Funds for these services. The Funds pay for out-of-pocket expenses incurred and are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreements with the Funds until at least August 31, 2025. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of October 31, 2024, the expense limits
(excluding voluntary waivers) were as follows:
Excluding U.S. Government
Securities
Purchases Sales
Target Income Fund ........................................................................ $ 16,222 $ 35,501
Target 2030 Fund .......................................................................... 21,374 53,720
Target 2040 Fund .......................................................................... 28,392 58,148
Target 2050 Fund .......................................................................... 4,405 19,440
Target 2060 Fund .......................................................................... 2,782 2,113

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
23
(Unaudited)
Under the terms of the expense limitation agreements, the Adviser has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
For the six months ended October 31, 2024, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2024.
** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Affiliated Funds Risk — The risks of the Funds directly correspond to the risks of the underlying affiliated funds in which the Funds invest.
By investing in the underlying affiliated funds, the Funds have exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Funds varies according to each Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Funds also are subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
High-Yield/Junk Bond Risk — The Funds may invest in underlying affiliated funds that invest in fixed income securities that are rated below investment grade. Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
Equity Securities Risk — The Funds may invest in underlying affiliated funds that invest in equity securities.  The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions,
In Effect Until
August 31, 2025
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.07%
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.03%
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.02%
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.04%
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Amount
Target 2030 Fund ..................................................................................... $ 13
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027
Expires
2028 Total
Target 2040 Fund ............................ $ — $ 61 $ 56 $ 62 $ 16 $ 195
Target 2060 Fund ............................ 4 53 29 61 21 168

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
24
(Unaudited)
competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Debt Securities Risk  — The Funds may invest in underlying affiliated funds that invest in debt securities or other income-producing securities.
The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended October 31, 2024.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
Declared Paid
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
25
(Unaudited)
As of the tax year ended April 30, 2024, the following Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually
on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website.   Transactions in
affiliated securities during the six months ended October 31, 2024, were as follows (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Target Income Fund .................................................... $ — $ (780) $ (780)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2024
Dividend
Income
Target Income Fund
Victory 500 Index Fund, Reward Shares . $ 15,778 $ 95 $ (1,355) $ 254 $ — $ 1,833 $ 16,605 $ 95
Victory Core Plus Intermediate Bond
Fund, Institutional Shares ......... 49,546 5,187 — — — 1,434 56,167 1,187
Victory Global Managed Volatility Fund,
Institutional Shares .............. 35,855 — (4,512) 786 — 3,066 35,195 —
Victory Government Securities Fund,
Institutional Shares .............. 136,713 2,679 — — — 3,657 143,049 2,679
Victory Growth Fund, Institutional Shares 9,257 — (1,558) 787 — 617 9,103 —
Victory High Income Fund, Institutional
Shares ....................... 40,190 1,605 — — — 847 42,642 1,605
Victory Income Stock Fund, Institutional
Shares ....................... 4,804 55 — — — 386 5,245 55
Victory Integrity Mid-Cap Value Fund,
Class R6 ..................... 4,156 — — — — 349 4,505 —
Victory Market Neutral Income Fund,
Class I ....................... 34,611 925 — — — (288) 35,248 925
Victory Nasdaq-100 Index Fund, Class R6 2,876 — — — — 414 3,290 —
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 2,646 — (1,000) 327 — 165 2,138 —
Victory RS International Fund, Class R6 22,024 — — — — 1,213 23,237 —
Victory Short-Term Bond Fund,
Institutional Shares .............. 89,679 1,960 (14,616) (62) — 1,907 78,868 1,961
Victory Small Cap Stock Fund,
Institutional Shares .............. 7,820 — (2,442) 345 — 282 6,005 —
Victory Sophus Emerging Markets Fund,
Class R6 ..................... 3,406 — (703) (127) — 237 2,813 —
Victory Target Managed Allocation Fund 31,450 — (1,996) 148 — 1,779 31,381 —
Victory Trivalent International Fund-Core
Equity, Class R6 ................ 15,098 — — — — 809 15,907 —
VictoryShares Corporate Bond ETF .... 38,927 — — — — 1,535 40,462 769
VictoryShares Emerging Markets Value
Momentum ETF ................ 11,949 — — — — 274 12,223 642
VictoryShares Free Cash Flow ETF .... 4,228 — — — — 291 4,519 26
VictoryShares Hedged Equity Income
ETF ......................... — 1,189 — — — 37 1,226 9

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
26
(Unaudited)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2024
Dividend
Income
VictoryShares International Value
Momentum ETF ................ $ 14,859 $ — $ (2,217) $ (104) $ — $ 239 $ 12,777 $ 414
VictoryShares International Volatility Wtd
ETF ......................... 6,442 — — — — 281 6,723 151
VictoryShares Short-Term Bond ETF ... 21,963 — — — — 403 22,366 551
VictoryShares Small Cap Free Cash Flow
ETF ......................... 2,560 2,527 — — — 168 5,255 24
VictoryShares THB Mid Cap ETF ..... 6,024 — (663) 51 — 500 5,912 8
VictoryShares US Multi-Factor Minimum
Volatility ETF .................. 2,690 — (2,351) 772 — (519) 592 14
VictoryShares US Small Mid Cap Value
Momentum ETF ................ 6,567 — — — — 678 7,245 71
VictoryShares US Value Momentum ETF 6,659 — (664) 258 — 535 6,788 53
VictoryShares WestEnd U.S. Sector ETF 10,799 — (1,424) 398 — 1,046 10,819 50
$ 639,576 $ 16,222 $ (35,501) $ 3,833 $ — $ 24,175 $ 648,305 $ 11,289
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2024
Dividend
Income
Target 2030 Fund
Victory 500 Index Fund, Reward Shares . $ 59,693 $ 343 $ (9,458) $ 1,237 $ — $ 6,470 $ 58,285 $ 343
Victory Core Plus Intermediate Bond
Fund, Institutional Shares ......... 63,442 1,493 — — — 1,991 66,926 1,493
Victory Global Managed Volatility Fund,
Institutional Shares .............. 111,113 — (9,182) 1,306 — 10,500 113,737 —
Victory Government Securities Fund,
Institutional Shares .............. 184,775 3,622 — —* — 4,942 193,339 3,622
Victory Growth Fund, Institutional Shares 19,024 — (2,490) 1,809 — 1,235 19,578 —
Victory High Income Fund, Institutional
Shares ....................... 46,996 1,877 — — — 991 49,864 1,877
Victory Income Stock Fund, Institutional
Shares ....................... 17,292 198 — — — 1,387 18,877 199
Victory Integrity Mid-Cap Value Fund,
Class R6 ..................... 15,558 — — — — 1,304 16,862 —
Victory Market Neutral Income Fund,
Class I ....................... 29,253 782 — — — (244) 29,791 782
Victory Nasdaq-100 Index Fund, Class R6 23,573 — — — — 3,388 26,961 —
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 4,818 — (1,009) 319 — 689 4,817 —
Victory RS International Fund, Class R6 61,142 — — — — 3,368 64,510 —
Victory Short-Term Bond Fund,
Institutional Shares .............. 67,423 1,538 (3,635) (92) — 1,465 66,699 1,538
Victory Small Cap Stock Fund,
Institutional Shares .............. 22,310 — (5,157) 454 — 1,357 18,964 —
Victory Sophus Emerging Markets Fund,
Class R6 ..................... 10,497 — — — — 223 10,720 —
Victory Target Managed Allocation Fund 102,163 — (3,994) 24 — 6,354 104,547 —
Victory Trivalent International Fund-Core
Equity, Class R6 ................ 44,451 — — — — 2,386 46,837 —
VictoryShares Corporate Bond ETF .... 41,967 2,515 — — — 1,697 46,179 870
VictoryShares Emerging Markets Value
Momentum ETF ................ 28,381 — — — — 650 29,031 1,524
VictoryShares Free Cash Flow ETF .... 13,418 — — — — 923 14,341 81
VictoryShares Hedged Equity Income
ETF ......................... — 6,480 — — — 199 6,679 52

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
27
(Unaudited)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2024
Dividend
Income
VictoryShares International Value
Momentum ETF ................ $ 40,564 $ — $ (2,997) $ (169) $ — $ 502 $ 37,900 $ 1,227
VictoryShares International Volatility Wtd
ETF ......................... 18,476 — — — — 805 19,281 433
VictoryShares Short-Term Bond ETF ... 44,810 — — — — 824 45,634 1,124
VictoryShares Small Cap Free Cash Flow
ETF ......................... 9,141 2,526 — — — 339 12,006 66
VictoryShares THB Mid Cap ETF ..... 22,843 — (2,113) 46 — 1,910 22,686 28
VictoryShares US Multi-Factor Minimum
Volatility ETF .................. 9,921 — (8,944) 2,903 — (2,024) 1,856 45
VictoryShares US Small Mid Cap Value
Momentum ETF ................ 18,498 — — — — 1,909 20,407 201
VictoryShares US Value Momentum ETF 23,929 — (1,267) 490 — 2,343 25,495 191
VictoryShares WestEnd U.S. Sector ETF 36,346 — (3,474) 1,000 — 3,809 37,681 167
$ 1,191,817 $ 21,374 $ (53,720) $ 9,327 $ — $ 61,692 $ 1,230,490 $ 15,863
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2024
Dividend
Income
Target 2040 Fund
Victory 500 Index Fund, Reward Shares . $ 101,375 $ 612 $ (10,948) $ 1,631 $ — $ 11,954 $ 104,624 $ 612
Victory Core Plus Intermediate Bond
Fund, Institutional Shares ......... 40,799 960 — — — 1,280 43,039 960
Victory Global Managed Volatility Fund,
Institutional Shares .............. 188,484 — (11,158) 1,203 — 18,892 197,421 —
Victory Government Securities Fund,
Institutional Shares .............. 97,880 1,919 — — — 2,618 102,417 1,919
Victory Growth Fund, Institutional Shares 32,994 — — — — 5,248 38,242 —
Victory High Income Fund, Institutional
Shares ....................... 53,993 2,156 — — — 1,139 57,288 2,156
Victory Income Stock Fund, Institutional
Shares ....................... 28,122 324 — — — 2,255 30,701 324
Victory Integrity Mid-Cap Value Fund,
Class R6 ..................... 27,944 — (1,491) 473 — 1,820 28,746 —
Victory Market Neutral Income Fund,
Class I ....................... 21,750 581 — — — (180) 22,151 581
Victory Nasdaq-100 Index Fund, Class R6 41,145 — — — — 5,912 47,057 —
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 5,358 — — — — 1,218 6,576 —
Victory RS International Fund, Class R6 99,428 — — — — 5,477 104,905 —
Victory Short-Term Bond Fund,
Institutional Shares .............. 26,371 567 (4,594) (26) — 568 22,886 567
Victory Small Cap Stock Fund,
Institutional Shares .............. 36,094 — — — — 2,757 38,851 —
Victory Sophus Emerging Markets Fund,
Class R6 ..................... 15,979 — — — — 338 16,317 —
Victory Target Managed Allocation Fund 180,539 — (9,007) (214) — 11,566 182,884 —
Victory Trivalent International Fund-Core
Equity, Class R6 ................ 72,795 — — — — 3,908 76,703 —
VictoryShares Corporate Bond ETF .... 30,116 6,175 — — — 1,191 37,482 646
VictoryShares Emerging Markets Value
Momentum ETF ................ 49,250 — — — — 1,129 50,379 2,645
VictoryShares Free Cash Flow ETF .... 22,581 — — — — 1,555 24,136 137
VictoryShares Hedged Equity Income
ETF ......................... — 12,571 — — — 186 12,757 56

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
28
(Unaudited)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2024
Dividend
Income
VictoryShares International Value
Momentum ETF ................ $ 67,736 $ — $ (1,998) $ (158) $ — $ 696 $ 66,276 $ 2,145
VictoryShares International Volatility Wtd
ETF ......................... 27,232 — — — — 1,186 28,418 639
VictoryShares Short-Term Bond ETF ... 32,424 — — — — 595 33,019 814
VictoryShares Small Cap Free Cash Flow
ETF ......................... 14,264 2,527 — — — 472 17,263 99
VictoryShares THB Mid Cap ETF ..... 38,676 — (1,636) 127 — 3,339 40,506 51
VictoryShares US Multi-Factor Minimum
Volatility ETF .................. 16,058 — (12,788) 4,231 — (2,648) 4,853 94
VictoryShares US Small Mid Cap Value
Momentum ETF ................ 30,311 — — — — 3,129 33,440 329
VictoryShares US Value Momentum ETF 41,792 — (1,636) 621 — 4,320 45,097 334
VictoryShares WestEnd U.S. Sector ETF 62,865 — (2,892) 872 — 7,613 68,458 300
$ 1,504,355 $ 28,392 $ (58,148) $ 8,760 $ — $ 99,533 $ 1,582,892 $ 15,408
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2024
Dividend
Income
Target 2050 Fund
Victory 500 Index Fund, Reward Shares . $ 74,403 $ 448 $ (4,015) $ 454 $ — $ 9,342 $ 80,632 $ 448
Victory Core Plus Intermediate Bond
Fund, Institutional Shares ......... 24,435 575 — — — 767 25,777 575
Victory Global Managed Volatility Fund,
Institutional Shares .............. 132,902 — (7,545) 70 — 14,223 139,650 —
Victory Government Securities Fund,
Institutional Shares .............. 32,021 628 — — — 856 33,505 628
Victory Growth Fund, Institutional Shares 29,151 — (2,499) 1,750 — 2,685 31,087 —
Victory High Income Fund, Institutional
Shares ....................... 8,324 332 — — — 176 8,832 332
Victory Income Stock Fund, Institutional
Shares ....................... 19,598 226 — — — 1,572 21,396 226
Victory Integrity Mid-Cap Value Fund,
Class R6 ..................... 18,905 — — — — 1,584 20,489 —
Victory Market Neutral Income Fund,
Class I ....................... 6,905 185 — — — (58) 7,032 185
Victory Nasdaq-100 Index Fund, Class R6 29,340 — — — — 4,216 33,556 —
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 3,010 — — — — 684 3,694 —
Victory RS International Fund, Class R6 67,365 — — — — 3,711 71,076 —
Victory Short-Term Bond Fund,
Institutional Shares .............. 879 20 — — — 18 917 21
Victory Small Cap Stock Fund,
Institutional Shares .............. 25,460 — — — — 1,945 27,405 —
Victory Sophus Emerging Markets Fund,
Class R6 ..................... 12,450 — — — — 263 12,713 —
Victory Target Managed Allocation Fund 125,532 — (998) (49) — 7,923 132,408 —
Victory Trivalent International Fund-Core
Equity, Class R6 ................ 49,853 — — — — 2,677 52,530 —
VictoryShares Corporate Bond ETF .... 10,530 1,991 — — — 448 12,969 240
VictoryShares Emerging Markets Value
Momentum ETF ................ 34,774 — — — — 797 35,571 1,868
VictoryShares Free Cash Flow ETF .... 16,339 — — — — 1,125 17,464 99
VictoryShares International Value
Momentum ETF ................ 49,142 — — — — 404 49,546 1,604

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
29
(Unaudited)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2024
Dividend
Income
VictoryShares International Volatility Wtd
ETF ......................... $ 18,430 $ — $ — $ — $ — $ 803 $ 19,233 $ 432
VictoryShares Small Cap Free Cash Flow
ETF ......................... 10,038 — — — — 262 10,300 64
VictoryShares THB Mid Cap ETF ..... 28,293 — (1,033) 79 — 2,450 29,789 38
VictoryShares US Multi-Factor Minimum
Volatility ETF .................. 12,420 — — — — 1,354 13,774 91
VictoryShares US Small Mid Cap Value
Momentum ETF ................ 21,313 — — — — 2,200 23,513 232
VictoryShares US Value Momentum ETF 31,495 — — — — 3,705 35,200 251
VictoryShares WestEnd U.S. Sector ETF 47,469 — (3,350) 956 — 5,393 50,468 222
$ 940,776 $ 4,405 $ (19,440) $ 3,260 $ — $ 71,525 $ 1,000,526 $ 7,556
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2024
Dividend
Income
Target 2060 Fund
Victory 500 Index Fund, Reward Shares . $ 11,542 $ 72 $ (607) $ 80 $ — $ 1,479 $ 12,566 $ 72
Victory Core Plus Intermediate Bond
Fund, Institutional Shares ......... 3,220 581 (501) (100) — 210 3,410 81
Victory Global Managed Volatility Fund,
Institutional Shares .............. 20,298 — (1,005) (9) — 2,180 21,464 —
Victory Government Securities Fund,
Institutional Shares .............. 4,526 597 — —* — 126 5,249 97
Victory Growth Fund, Institutional Shares 4,257 — — — — 676 4,933 —
Victory Income Stock Fund, Institutional
Shares ....................... 3,296 38 — — — 264 3,598 38
Victory Integrity Mid-Cap Value Fund,
Class R6 ..................... 2,729 — — — — 228 2,957 —
Victory Nasdaq-100 Index Fund, Class R6 4,667 — — — — 671 5,338 —
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 374 — — — — 85 459 —
Victory RS International Fund, Class R6 9,849 1,201 — — — 513 11,563 —
Victory Short-Term Bond Fund,
Institutional Shares .............. 1 —* — — — —* 1 –*
Victory Small Cap Stock Fund,
Institutional Shares .............. 3,725 — — — — 285 4,010 —
Victory Sophus Emerging Markets Fund,
Class R6 ..................... 1,811 — — — — 39 1,850 —
Victory Target Managed Allocation Fund 18,780 — — — — 1,182 19,962 —
Victory Trivalent International Fund-Core
Equity, Class R6 ................ 7,267 — — — — 390 7,657 —
VictoryShares Corporate Bond ETF .... 1,377 293 — — — 60 1,730 32
VictoryShares Emerging Markets Value
Momentum ETF ................ 5,049 — — — — 116 5,165 271
VictoryShares Free Cash Flow ETF .... 2,467 — — — — 170 2,637 15
VictoryShares International Value
Momentum ETF ................ 7,031 — — — — 58 7,089 229
VictoryShares International Volatility Wtd
ETF ......................... 3,154 — — — — 137 3,291 74
VictoryShares Small Cap Free Cash Flow
ETF ......................... 1,459 — — — — 39 1,498 9
VictoryShares THB Mid Cap ETF ..... 4,265 — — — — 377 4,642 6
VictoryShares US Multi-Factor Minimum
Volatility ETF .................. 1,881 — — — — 205 2,086 14

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
30
(Unaudited)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2024
Dividend
Income
VictoryShares US Small Mid Cap Value
Momentum ETF ................ $ 3,102 $ — $ — $ — $ — $ 320 $ 3,422 $ 34
VictoryShares US Value Momentum ETF 4,682 — — — — 550 5,232 37
VictoryShares WestEnd U.S. Sector ETF 7,150 — — — — 970 8,120 36
$ 137,959 $ 2,782 $ (2,113) $ (29) $ — $ 11,330 $ 149,929 $ 1,045
* Rounds to less than $1 thousand.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
88219-1224

October 31, 2024
Semi-Annual: Full Financials
Victory 500 Index Fund

vcm.com
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Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
16
Notes to Financial Statements 18

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory 500 Index Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (9.3%):
Alphabet, Inc. , Class A ................................................... 1,509,667 $ 258,319
Alphabet, Inc. , Class C ................................................... 1,340,525 231,495
AT&T, Inc. ........................................................... 1,842,987 41,541
Charter Communications, Inc. , Class A (a) ..................................... 24,544 8,041
Comcast Corp. , Class A .................................................. 988,559 43,170
Electronic Arts, Inc. ..................................................... 60,940 9,193
Fox Corp. , Class A ...................................................... 54,748 2,300
Fox Corp. , Class B ...................................................... 31,034 1,209
Liberty Media Corp.-Liberty Formula One , Series C (a) ............................ 51,370 4,101
Liberty Media Corp.-Liberty Formula One , Series A (a) ............................ 4,093 304
Live Nation Entertainment, Inc. (a) ........................................... 38,692 4,533
Meta Platforms, Inc. , Class A .............................................. 563,327 319,733
Netflix, Inc. (a) ......................................................... 109,996 83,160
Omnicom Group, Inc. .................................................... 48,820 4,931
Pinterest, Inc. , Class A (a) ................................................. 149,855 4,764
ROBLOX Corp. , Class A (a) ............................................... 127,191 6,578
Snap, Inc. , Class A (a) .................................................... 255,995 3,113
Take-Two Interactive Software, Inc. (a) ........................................ 40,890 6,613
The Interpublic Group of Cos., Inc. .......................................... 92,904 2,731
The Trade Desk, Inc. , Class A (a) ............................................ 113,030 13,587
The Walt Disney Co. .................................................... 467,314 44,956
T-Mobile US, Inc. ...................................................... 126,144 28,150
Verizon Communications, Inc. .............................................. 1,085,133 45,717
Warner Bros Discovery, Inc. (a) ............................................. 558,427 4,540
1,172,779
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 66,133 25,556
Cisco Systems, Inc. ..................................................... 1,027,124 56,256
Motorola Solutions, Inc. .................................................. 42,684 19,180
100,992
Consumer Discretionary (9.8%):
Airbnb, Inc. , Class A (a) .................................................. 108,100 14,571
Amazon.com, Inc. (a) .................................................... 2,414,545 450,071
Aptiv PLC (a) .......................................................... 66,569 3,783
AutoZone, Inc. (a) ....................................................... 4,362 13,125
Best Buy Co., Inc. ...................................................... 49,899 4,512
Booking Holdings, Inc. ................................................... 8,619 40,305
Carnival Corp. (a) ....................................................... 251,194 5,526
Chipotle Mexican Grill, Inc. (a) ............................................. 349,540 19,494
D.R. Horton, Inc. ....................................................... 73,741 12,462
Darden Restaurants, Inc. .................................................. 29,748 4,760
Deckers Outdoor Corp. (a) ................................................. 38,327 6,166
Domino's Pizza, Inc. ..................................................... 8,709 3,603
DoorDash, Inc. , Class A (a) ................................................ 78,431 12,290
DraftKings, Inc. (a) ...................................................... 117,567 4,152
eBay, Inc. ............................................................ 124,164 7,141
Expedia Group, Inc. (a) ................................................... 31,118 4,864
Ford Motor Co. ........................................................ 995,419 10,243
Garmin Ltd. ........................................................... 39,422 7,819
General Motors Co. ..................................................... 287,304 14,584
Genuine Parts Co. ...................................................... 35,019 4,017
Hilton Worldwide Holdings, Inc. ............................................ 67,923 15,952
Las Vegas Sands Corp. ................................................... 97,444 5,052
Lennar Corp. , Class A .................................................... 60,317 10,272
Lennar Corp. , Class B ................................................... 1,696 272
Lowe's Cos., Inc. ....................................................... 146,058 38,242
Lululemon Athletica, Inc. (a) ............................................... 27,276 8,125
Marriott International, Inc. , Class A .......................................... 60,330 15,687
McDonald's Corp. ...................................................... 184,929 54,020

Victory Portfolios III
Victory 500 Index Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
MGM Resorts International (a) .............................................. 58,605 $ 2,161
NIKE, Inc. , Class B ..................................................... 304,093 23,455
NVR, Inc. (a) .......................................................... 748 6,846
O'Reilly Automotive, Inc. (a) ............................................... 14,755 17,015
Pool Corp. ............................................................ 9,274 3,354
PulteGroup, Inc. ........................................................ 52,402 6,788
Ross Stores, Inc. ....................................................... 83,195 11,624
Royal Caribbean Cruises Ltd. .............................................. 60,503 12,485
Starbucks Corp. ........................................................ 285,649 27,908
Tesla, Inc. (a) .......................................................... 718,069 179,410
The Home Depot, Inc. ................................................... 256,340 100,934
The TJX Cos., Inc. ...................................................... 290,156 32,796
Tractor Supply Co. ...................................................... 27,397 7,274
Ulta Beauty, Inc. (a) ..................................................... 11,829 4,365
Williams-Sonoma, Inc. ................................................... 30,641 4,110
Yum! Brands, Inc. ...................................................... 71,713 9,406
1,241,041
Consumer Staples (5.7%):
Albertsons Cos., Inc. , Class A .............................................. 98,632 1,785
Altria Group, Inc. ....................................................... 438,113 23,860
Archer-Daniels-Midland Co. ............................................... 120,732 6,666
Brown-Forman Corp. , Class A .............................................. 8,811 384
Brown-Forman Corp. , Class B ............................................. 72,153 3,177
Campbell Soup Co. ..................................................... 48,465 2,261
Celsius Holdings, Inc. (a) .................................................. 39,143 1,177
Church & Dwight Co., Inc. ................................................ 62,009 6,195
Colgate-Palmolive Co. ................................................... 209,841 19,664
ConAgra Brands, Inc. .................................................... 119,138 3,448
Constellation Brands, Inc. , Class A .......................................... 38,950 9,050
Costco Wholesale Corp. .................................................. 114,223 99,852
Dollar General Corp. .................................................... 55,223 4,420
Dollar Tree, Inc. (a) ...................................................... 53,812 3,478
General Mills, Inc. ...................................................... 142,097 9,665
Hormel Foods Corp. ..................................................... 71,303 2,178
Kellanova ............................................................ 73,376 5,918
Kenvue, Inc. .......................................................... 489,633 11,227
Keurig Dr. Pepper, Inc. ................................................... 269,619 8,884
Kimberly-Clark Corp. .................................................... 86,104 11,553
Lamb Weston Holdings, Inc. ............................................... 34,312 2,666
McCormick & Co., Inc. .................................................. 67,605 5,289
Mondelez International, Inc. , Class A ......................................... 342,468 23,452
Monster Beverage Corp. (a) ................................................ 182,057 9,591
PepsiCo, Inc. .......................................................... 353,195 58,659
Philip Morris International, Inc. ............................................. 400,257 53,114
Sysco Corp. ........................................................... 125,303 9,392
Target Corp. .......................................................... 117,979 17,702
The Clorox Co. ........................................................ 31,224 4,951
The Coca-Cola Co. ...................................................... 1,103,896 72,095
The Estee Lauder Cos., Inc. ............................................... 58,800 4,054
The Hershey Co. ....................................................... 37,422 6,645
The J.M. Smucker Co. ................................................... 25,805 2,929
The Kraft Heinz Co. ..................................................... 307,860 10,301
The Kroger Co. ........................................................ 182,976 10,205
The Procter & Gamble Co. ................................................ 606,412 100,167
Tyson Foods, Inc. , Class A ................................................ 70,049 4,104
Walgreens Boots Alliance, Inc. ............................................. 170,369 1,612
Walmart, Inc. .......................................................... 1,112,841 91,197
722,967
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 307,732 20,624
CDW Corp. ........................................................... 33,872 6,376

Victory Portfolios III
Victory 500 Index Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Corning, Inc. .......................................................... 197,936 $ 9,420
Jabil, Inc. ............................................................ 27,191 3,347
Keysight Technologies, Inc. (a) ............................................. 43,742 6,518
TE Connectivity PLC .................................................... 77,660 11,449
Teledyne Technologies, Inc. (a) ............................................. 11,678 5,317
Trimble, Inc. (a) ........................................................ 60,939 3,687
Zebra Technologies Corp. (a) ............................................... 12,897 4,926
71,664
Energy (3.5%):
Baker Hughes Co. ...................................................... 253,227 9,643
Cheniere Energy, Inc. .................................................... 57,165 10,940
Chevron Corp. ......................................................... 471,890 70,227
ConocoPhillips Co. ..................................................... 298,853 32,736
Coterra Energy, Inc. ..................................................... 182,718 4,371
Devon Energy Corp. ..................................................... 157,652 6,098
Diamondback Energy, Inc. ................................................ 75,383 13,325
EOG Resources, Inc. .................................................... 145,669 17,766
EQT Corp. ............................................................ 143,312 5,237
Exxon Mobil Corp. ..................................................... 1,145,932 133,822
Halliburton Co. ........................................................ 223,203 6,192
Hess Corp. ............................................................ 71,207 9,576
Kinder Morgan, Inc. ..................................................... 495,772 12,151
Marathon Oil Corp. ..................................................... 139,776 3,872
Marathon Petroleum Corp. ................................................ 85,595 12,452
Occidental Petroleum Corp. ............................................... 238,798 11,966
ONEOK, Inc. .......................................................... 149,370 14,471
Phillips 66 ............................................................ 107,029 13,038
Schlumberger NV ...................................................... 363,570 14,568
Targa Resources Corp. ................................................... 54,883 9,163
Texas Pacific Land Corp. ................................................. 5,800 6,763
The Williams Cos., Inc. .................................................. 311,325 16,304
Valero Energy Corp. ..................................................... 81,490 10,574
445,255
Financials (13.6%):
Aflac, Inc. ............................................................ 129,305 13,550
American Express Co. ................................................... 183,111 49,455
American International Group, Inc. .......................................... 164,343 12,470
Ameriprise Financial, Inc. ................................................. 25,086 12,801
Aon PLC , Class A ...................................................... 53,840 19,752
Apollo Global Management, Inc. ............................................ 102,776 14,724
Arch Capital Group Ltd. (a) ................................................ 92,843 9,151
Ares Management Corp. , Class A ........................................... 46,978 7,877
Arthur J. Gallagher & Co. ................................................. 55,591 15,632
Bank of America Corp. ................................................... 1,999,516 83,620
Berkshire Hathaway, Inc. , Class A (a) ......................................... 90 60,926
Berkshire Hathaway, Inc. , Class B (a) ......................................... 337,297 152,094
Blackrock, Inc. ........................................................ 37,896 37,177
Blackstone, Inc. ........................................................ 183,454 30,774
Block, Inc. (a) .......................................................... 139,163 10,064
Brown & Brown, Inc. .................................................... 59,711 6,248
Capital One Financial Corp. ............................................... 96,573 15,721
Cboe Global Markets, Inc. ................................................ 26,358 5,629
Chubb Ltd. ........................................................... 103,430 29,213
Cincinnati Financial Corp. ................................................ 38,769 5,460
Citigroup, Inc. ......................................................... 489,639 31,420
Citizens Financial Group, Inc. .............................................. 111,912 4,714
CME Group, Inc. ....................................................... 92,240 20,787
Coinbase Global, Inc. , Class A (a) ........................................... 48,699 8,729
Corebridge Financial, Inc. ................................................. 59,276 1,883
Discover Financial Services ............................................... 63,692 9,454
Everest Group Ltd. ...................................................... 8,227 2,926

Victory Portfolios III
Victory 500 Index Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
FactSet Research Systems, Inc. ............................................. 9,550 $ 4,336
Fidelity National Information Services, Inc. .................................... 139,491 12,517
Fifth Third Bancorp ..................................................... 170,981 7,469
First Citizens Bancshares, Inc. , Class A ....................................... 2,566 4,971
Fiserv, Inc. (a) .......................................................... 147,011 29,094
Franklin Resources, Inc. .................................................. 66,510 1,381
Global Payments, Inc. .................................................... 63,983 6,636
Huntington Bancshares, Inc. ............................................... 362,214 5,647
Intercontinental Exchange, Inc. ............................................. 146,470 22,830
Jack Henry & Associates, Inc. .............................................. 18,051 3,284
JPMorgan Chase & Co. .................................................. 732,125 162,473
KKR & Co., Inc. ....................................................... 172,636 23,865
Loews Corp. .......................................................... 45,342 3,580
LPL Financial Holdings, Inc. ............................................... 18,644 5,261
M&T Bank Corp. ....................................................... 42,244 8,224
Markel Group, Inc. (a) .................................................... 3,206 4,944
Marsh & McLennan Cos., Inc. ............................................. 126,469 27,601
Mastercard, Inc. , Class A ................................................. 212,767 106,296
MetLife, Inc. .......................................................... 149,853 11,752
Moody's Corp. ......................................................... 46,723 21,214
Morgan Stanley ........................................................ 319,040 37,088
MSCI, Inc. ........................................................... 19,463 11,117
Nasdaq, Inc. .......................................................... 82,788 6,120
Northern Trust Corp. .................................................... 49,997 5,026
PayPal Holdings, Inc. (a) .................................................. 261,844 20,764
Principal Financial Group, Inc. ............................................. 58,101 4,788
Prudential Financial, Inc. ................................................. 91,110 11,159
Raymond James Financial, Inc. ............................................. 47,008 6,968
Regions Financial Corp. .................................................. 230,546 5,503
S&P Global, Inc. ....................................................... 80,590 38,712
State Street Corp. ....................................................... 75,386 6,996
Synchrony Financial ..................................................... 99,020 5,460
T. Rowe Price Group, Inc. ................................................. 55,133 6,057
The Allstate Corp. ...................................................... 67,229 12,540
The Bank of New York Mellon Corp. ......................................... 188,531 14,208
The Charles Schwab Corp. ................................................ 430,889 30,520
The Goldman Sachs Group, Inc. ............................................ 80,989 41,935
The Hartford Financial Services Group, Inc. .................................... 74,448 8,222
The PNC Financial Services Group, Inc. ...................................... 101,680 19,143
The Progressive Corp. ................................................... 150,485 36,542
The Travelers Cos., Inc. .................................................. 58,160 14,304
Truist Financial Corp. .................................................... 342,279 14,735
U.S. Bancorp .......................................................... 399,848 19,317
Visa, Inc. , Class A ...................................................... 430,305 124,724
W.R. Berkley Corp. ..................................................... 75,183 4,298
Wells Fargo & Co. ...................................................... 876,485 56,901
Willis Towers Watson PLC ................................................ 25,765 7,786
1,716,559
Health Care (11.2%):
Abbott Laboratories ..................................................... 445,533 50,510
AbbVie, Inc. .......................................................... 455,596 92,882
Agilent Technologies, Inc. ................................................. 73,164 9,534
Align Technology, Inc. (a) ................................................. 17,482 3,584
Alnylam Pharmaceuticals, Inc. (a) ........................................... 32,449 8,651
Amgen, Inc. ........................................................... 138,197 44,245
Avantor, Inc. (a) ........................................................ 166,579 3,726
Baxter International, Inc. ................................................. 127,577 4,554
Becton Dickinson & Co. .................................................. 74,122 17,314
Biogen, Inc. (a) ......................................................... 36,735 6,392
BioMarin Pharmaceutical, Inc. (a) ........................................... 46,868 3,088
Boston Scientific Corp. (a) ................................................. 377,620 31,728
Bristol-Myers Squibb Co. ................................................. 521,497 29,084

Victory Portfolios III
Victory 500 Index Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cardinal Health, Inc. .................................................... 61,567 $ 6,681
Cencora, Inc. .......................................................... 43,987 10,033
Centene Corp. (a) ....................................................... 132,899 8,274
CVS Health Corp. ...................................................... 322,639 18,216
Danaher Corp. ......................................................... 169,426 41,621
Dexcom, Inc. (a) ........................................................ 100,310 7,070
Edwards Lifesciences Corp. (a) ............................................. 151,211 10,133
Elevance Health, Inc. .................................................... 59,461 24,127
Eli Lilly & Co. ......................................................... 219,957 182,507
GE HealthCare Technologies, Inc. ........................................... 108,476 9,475
Gilead Sciences, Inc. .................................................... 319,757 28,401
HCA Healthcare, Inc. .................................................... 47,701 17,112
Hologic, Inc. (a) ........................................................ 57,762 4,671
Humana, Inc. .......................................................... 30,534 7,873
IDEXX Laboratories, Inc. (a) ............................................... 20,803 8,465
Illumina, Inc. (a) ........................................................ 40,078 5,777
Incyte Corp. (a) ......................................................... 47,420 3,515
Insulet Corp. (a) ........................................................ 17,489 4,049
Intuitive Surgical, Inc. (a) ................................................. 91,014 45,856
IQVIA Holdings, Inc. (a) .................................................. 46,222 9,513
Johnson & Johnson ..................................................... 620,816 99,244
Labcorp Holdings, Inc. ................................................... 21,072 4,810
McKesson Corp. ....................................................... 33,240 16,640
Medtronic PLC ........................................................ 329,924 29,446
Merck & Co., Inc. ...................................................... 653,644 66,881
Mettler-Toledo International, Inc. (a) ......................................... 5,357 6,920
Moderna, Inc. (a) ....................................................... 86,687 4,712
Molina Healthcare, Inc. (a) ................................................ 14,620 4,696
Pfizer, Inc. ............................................................ 1,460,323 41,327
Quest Diagnostics, Inc. ................................................... 27,857 4,313
Regeneron Pharmaceuticals, Inc. (a) .......................................... 27,364 22,937
ResMed, Inc. .......................................................... 37,193 9,018
Revvity, Inc. .......................................................... 30,792 3,652
Royalty Pharma PLC , Class A .............................................. 94,719 2,557
STERIS PLC .......................................................... 24,900 5,524
Stryker Corp. .......................................................... 92,055 32,797
The Cigna Group ....................................................... 70,566 22,215
The Cooper Cos., Inc. (a) .................................................. 50,113 5,246
Thermo Fisher Scientific, Inc. .............................................. 98,405 53,761
UnitedHealth Group, Inc. ................................................. 238,050 134,379
Veeva Systems, Inc. , Class A (a) ............................................. 37,540 7,839
Vertex Pharmaceuticals, Inc. (a) ............................................. 66,294 31,555
Viatris, Inc. ........................................................... 296,432 3,439
Waters Corp. (a) ........................................................ 14,973 4,838
West Pharmaceutical Services, Inc. .......................................... 18,245 5,618
Zimmer Biomet Holdings, Inc. ............................................. 51,445 5,501
Zoetis, Inc. ........................................................... 116,404 20,811
1,409,337
Industrials (8.6%):
3M Co. .............................................................. 141,016 18,116
AMETEK, Inc. ........................................................ 58,865 10,792
Automatic Data Processing, Inc. ............................................ 104,855 30,328
Axon Enterprise, Inc. (a) .................................................. 18,198 7,707
Booz Allen Hamilton Holding Corp. ......................................... 32,136 5,838
Broadridge Financial Solutions, Inc. ......................................... 29,402 6,200
Builders FirstSource, Inc. (a) ............................................... 28,892 4,952
Carlisle Cos., Inc. ....................................................... 11,583 4,891
Carrier Global Corp. ..................................................... 216,419 15,738
Caterpillar, Inc. ........................................................ 124,809 46,953
Cintas Corp. .......................................................... 87,904 18,092
Copart, Inc. (a) ......................................................... 223,739 11,516
CSX Corp. ............................................................ 496,959 16,718

Victory Portfolios III
Victory 500 Index Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cummins, Inc. ......................................................... 34,482 $ 11,344
Deere & Co. .......................................................... 65,255 26,408
Delta Air Lines, Inc. ..................................................... 163,753 9,370
Dover Corp. ........................................................... 34,730 6,575
Eaton Corp. PLC ....................................................... 102,306 33,923
EMCOR Group, Inc. .................................................... 11,604 5,176
Emerson Electric Co. .................................................... 146,453 15,857
Equifax, Inc. .......................................................... 31,402 8,322
Expeditors International of Washington, Inc. .................................... 35,278 4,198
Fastenal Co. ........................................................... 146,050 11,418
FedEx Corp. .......................................................... 57,488 15,743
Fortive Corp. .......................................................... 88,668 6,334
GE Vernova, Inc. (a) ..................................................... 70,488 21,263
General Dynamics Corp. .................................................. 70,193 20,469
General Electric Co. ..................................................... 278,576 47,854
Graco, Inc. ........................................................... 41,842 3,408
HEICO Corp. .......................................................... 10,468 2,564
HEICO Corp. , Class A ................................................... 19,063 3,660
Honeywell International, Inc. .............................................. 167,225 34,395
Howmet Aerospace, Inc. .................................................. 104,537 10,424
Hubbell, Inc. .......................................................... 13,545 5,784
IDEX Corp. ........................................................... 18,961 4,070
Illinois Tool Works, Inc. .................................................. 76,032 19,854
Ingersoll Rand, Inc. ..................................................... 102,887 9,877
J.B. Hunt Transport Services, Inc. ........................................... 20,320 3,670
Jacobs Solutions, Inc. .................................................... 30,827 4,334
Johnson Controls International PLC .......................................... 170,507 12,882
L3Harris Technologies, Inc. ............................................... 48,393 11,976
Leidos Holdings, Inc. .................................................... 33,667 6,166
Lennox International, Inc. ................................................. 8,055 4,854
Lockheed Martin Corp. ................................................... 61,389 33,522
Nordson Corp. ......................................................... 13,517 3,351
Norfolk Southern Corp. .................................................. 57,930 14,507
Northrop Grumman Corp. ................................................. 37,477 19,077
Old Dominion Freight Line, Inc. ............................................ 47,319 9,526
Otis Worldwide Corp. .................................................... 102,279 10,044
PACCAR, Inc. ......................................................... 131,858 13,750
Parker-Hannifin Corp. ................................................... 32,861 20,836
Paychex, Inc. .......................................................... 82,141 11,445
Quanta Services, Inc. .................................................... 37,179 11,214
Republic Services, Inc. ................................................... 52,092 10,314
Rockwell Automation, Inc. ................................................ 28,817 7,686
Rollins, Inc. ........................................................... 72,578 3,421
RTX Corp. ............................................................ 342,617 41,453
Snap-on, Inc. .......................................................... 12,929 4,268
Southwest Airlines Co. ................................................... 150,183 4,593
SS&C Technologies Holdings, Inc. .......................................... 53,412 3,735
Stanley Black & Decker, Inc. .............................................. 38,530 3,581
Textron, Inc. .......................................................... 46,761 3,761
The Boeing Co. (a) ...................................................... 158,223 23,624
Trane Technologies PLC .................................................. 57,850 21,414
TransDigm Group, Inc. ................................................... 14,068 18,321
TransUnion ........................................................... 48,872 4,951
Uber Technologies, Inc. (a) ................................................ 520,196 37,480
Union Pacific Corp. ..................................................... 156,577 36,337
United Airlines Holdings, Inc. (a) ............................................ 82,402 6,449
United Parcel Service, Inc. , Class B .......................................... 188,433 25,261
United Rentals, Inc. ..................................................... 16,858 13,702
Veralto Corp. .......................................................... 60,166 6,148
Verisk Analytics, Inc. .................................................... 36,278 9,966
Vertiv Holdings Co. , Class A ............................................... 93,348 10,202
W.W. Grainger, Inc. ..................................................... 11,315 12,551
Waste Management, Inc. .................................................. 102,955 22,223

Victory Portfolios III
Victory 500 Index Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Watsco, Inc. ........................................................... 8,694 $ 4,112
Westinghouse Air Brake Technologies Corp. .................................... 44,145 8,298
Xylem, Inc. ........................................................... 61,482 7,487
1,078,623
IT Services (1.3%):
Accenture PLC , Class A .................................................. 161,197 55,584
Akamai Technologies, Inc. (a) .............................................. 37,240 3,764
Cloudflare, Inc. , Class A (a) ................................................ 75,550 6,626
Cognizant Technology Solutions Corp. , Class A ................................. 126,299 9,421
Gartner, Inc. (a) ........................................................ 19,112 9,604
GoDaddy, Inc. , Class A (a) ................................................. 35,437 5,911
International Business Machines Corp. ........................................ 237,360 49,067
MongoDB, Inc. (a) ...................................................... 17,936 4,850
Okta, Inc. (a) .......................................................... 39,618 2,848
Snowflake, Inc. , Class A (a) ................................................ 78,847 9,053
VeriSign, Inc. (a) ........................................................ 24,340 4,304
161,032
Materials (2.0%):
Air Products and Chemicals, Inc. ............................................ 56,634 17,587
Albemarle Corp. (b) ..................................................... 28,967 2,744
Amcor PLC ........................................................... 361,712 4,026
Avery Dennison Corp. ................................................... 19,933 4,127
Ball Corp. ............................................................ 76,224 4,516
Celanese Corp. ......................................................... 27,229 3,430
CF Industries Holdings, Inc. ............................................... 44,940 3,695
Corteva, Inc. .......................................................... 176,639 10,761
Dow, Inc. ............................................................ 178,616 8,820
DuPont de Nemours, Inc. ................................................. 106,264 8,819
Ecolab, Inc. ........................................................... 64,935 15,956
Freeport-McMoRan, Inc. ................................................. 366,236 16,488
International Flavors & Fragrances, Inc. ....................................... 58,332 5,800
International Paper Co. ................................................... 85,924 4,772
Linde PLC ............................................................ 121,040 55,212
LyondellBasell Industries NV , Class A ........................................ 65,745 5,710
Martin Marietta Materials, Inc. ............................................. 15,463 9,159
Newmont Corp. ........................................................ 294,004 13,360
Nucor Corp. ........................................................... 60,174 8,535
Packaging Corp. of America ............................................... 22,244 5,093
PPG Industries, Inc. ..................................................... 59,129 7,362
Reliance, Inc. .......................................................... 13,717 3,928
Steel Dynamics, Inc. ..................................................... 36,339 4,742
The Sherwin-Williams Co. ................................................ 59,572 21,373
Vulcan Materials Co. .................................................... 33,571 9,196
Westlake Corp. ........................................................ 7,815 1,031
256,242
Real Estate (2.2%):
Alexandria Real Estate Equities, Inc. ......................................... 43,652 4,869
American Tower Corp. ................................................... 119,905 25,605
AvalonBay Communities, Inc. .............................................. 36,084 7,997
CBRE Group, Inc. , Class A (a) .............................................. 77,663 10,172
CoStar Group, Inc. (a) .................................................... 103,036 7,500
Crown Castle, Inc. ...................................................... 110,914 11,922
Digital Realty Trust, Inc. .................................................. 83,737 14,924
Equinix, Inc. .......................................................... 24,284 22,052
Equity Residential ...................................................... 94,481 6,649
Essex Property Trust, Inc. ................................................. 16,060 4,559
Extra Space Storage, Inc. ................................................. 53,359 8,714
Gaming and Leisure Properties, Inc. ......................................... 65,453 3,285
Invitation Homes, Inc. ................................................... 154,298 4,847
Iron Mountain, Inc. ..................................................... 74,181 9,178
Mid-America Apartment Communities, Inc. .................................... 29,237 4,425

Victory Portfolios III
Victory 500 Index Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Prologis, Inc. .......................................................... 237,411 $ 26,813
Public Storage ......................................................... 40,295 13,259
Realty Income Corp. .................................................... 222,966 13,237
SBA Communications Corp. ............................................... 26,872 6,166
Simon Property Group, Inc. ............................................... 82,853 14,012
Sun Communities, Inc. ................................................... 30,844 4,092
UDR, Inc. ............................................................ 82,153 3,466
Ventas, Inc. ........................................................... 104,420 6,838
VICI Properties, Inc. .................................................... 266,112 8,452
Welltower, Inc. ......................................................... 156,467 21,104
Weyerhaeuser Co. ...................................................... 183,729 5,725
WP Carey, Inc. ......................................................... 53,904 3,004
272,866
Semiconductors & Semiconductor Equipment (11.0%):
Advanced Micro Devices, Inc. (a) ............................................ 415,419 59,849
Analog Devices, Inc. .................................................... 127,317 28,406
Applied Materials, Inc. ................................................... 211,880 38,473
Broadcom, Inc. ........................................................ 1,181,923 200,655
Enphase Energy, Inc. (a) .................................................. 32,607 2,708
Entegris, Inc. .......................................................... 37,761 3,954
First Solar, Inc. (a) ...................................................... 25,616 4,982
Intel Corp. ............................................................ 1,099,552 23,662
KLA Corp. ........................................................... 34,551 23,019
Lam Research Corp. ..................................................... 332,810 24,744
Marvell Technology, Inc. ................................................. 219,331 17,571
Microchip Technology, Inc. ................................................ 134,247 9,850
Micron Technology, Inc. .................................................. 284,390 28,339
Monolithic Power Systems, Inc. ............................................ 11,929 9,058
NVIDIA Corp. ......................................................... 6,083,326 807,622
ON Semiconductor Corp. (a) ............................................... 108,455 7,645
QUALCOMM, Inc. ..................................................... 286,855 46,691
Skyworks Solutions, Inc. ................................................. 39,902 3,495
Teradyne, Inc. ......................................................... 40,512 4,303
Texas Instruments, Inc. ................................................... 235,109 47,765
1,392,791
Software (10.4%):
Adobe, Inc. (a) ......................................................... 113,916 54,461
ANSYS, Inc. (a) ........................................................ 22,121 7,088
AppLovin Corp. , Class A (a) ............................................... 47,072 7,974
Atlassian Corp. , Class A (a) ................................................ 36,491 6,880
Autodesk, Inc. (a) ....................................................... 54,928 15,589
Bentley Systems, Inc. , Class B ............................................. 32,338 1,561
Cadence Design Systems, Inc. (a) ............................................ 69,661 19,235
Corpay, Inc. (a) ......................................................... 16,949 5,588
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 58,538 17,378
Datadog, Inc. , Class A (a) ................................................. 74,853 9,390
Dynatrace, Inc. (a) ...................................................... 73,277 3,942
Fair Isaac Corp. (a) ...................................................... 6,110 12,178
Fortinet, Inc. (a) ........................................................ 161,523 12,705
Gen Digital, Inc. ....................................................... 139,641 4,065
HubSpot, Inc. (a) ....................................................... 12,495 6,932
Intuit, Inc. ............................................................ 70,426 42,981
Microsoft Corp. ........................................................ 1,891,873 768,763
MicroStrategy, Inc. (a) (b) .................................................. 44,393 10,854
Oracle Corp. .......................................................... 416,112 69,840
Palantir Technologies, Inc. , Class A (a) ........................................ 505,786 21,020
Palo Alto Networks, Inc. (a) ................................................ 82,818 29,842
PTC, Inc. (a) ........................................................... 30,010 5,562
Roper Technologies, Inc. .................................................. 27,378 14,722
Salesforce, Inc. ........................................................ 240,268 70,007
ServiceNow, Inc. (a) ..................................................... 52,871 49,328

Victory Portfolios III
Victory 500 Index Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Synopsys, Inc. (a) ....................................................... 39,272 $ 20,170
Tyler Technologies, Inc. (a) ................................................ 10,744 6,506
Workday, Inc. , Class A (a) ................................................. 53,701 12,558
Zoom Video Communications, Inc. , Class A (a) .................................. 65,841 4,921
Zscaler, Inc. (a) ......................................................... 23,253 4,204
1,316,244
Technology Hardware, Storage & Peripherals (7.4%):
Apple, Inc. ........................................................... 3,923,791 886,424
Dell Technologies, Inc. , Class C ............................................ 71,016 8,780
Hewlett Packard Enterprise Co. ............................................. 328,259 6,398
HP, Inc. .............................................................. 245,170 8,708
NetApp, Inc. .......................................................... 51,702 5,962
Pure Storage, Inc. , Class A (a) .............................................. 77,452 3,876
Seagate Technology Holdings PLC .......................................... 53,032 5,323
Super Micro Computer, Inc. (a) (b) ........................................... 129,660 3,774
Western Digital Corp. (a) .................................................. 85,668 5,595
934,840
Utilities (2.4%):
Alliant Energy Corp. .................................................... 64,169 3,850
Ameren Corp. ......................................................... 67,343 5,866
American Electric Power Co., Inc. ........................................... 136,279 13,458
American Water Works Co., Inc. ............................................ 49,452 6,830
Atmos Energy Corp. ..................................................... 39,117 5,429
CenterPoint Energy, Inc. .................................................. 163,765 4,836
CMS Energy Corp. ...................................................... 75,066 5,225
Consolidated Edison, Inc. ................................................. 88,162 8,964
Constellation Energy Corp. ................................................ 80,243 21,101
Dominion Energy, Inc. ................................................... 214,521 12,770
DTE Energy Co. ....................................................... 52,404 6,510
Duke Energy Corp. ...................................................... 198,275 22,855
Edison International ..................................................... 98,348 8,104
Entergy Corp. ......................................................... 54,246 8,396
Evergy, Inc. ........................................................... 56,530 3,417
Eversource Energy ...................................................... 90,337 5,949
Exelon Corp. .......................................................... 255,278 10,032
FirstEnergy Corp. ....................................................... 145,948 6,105
NextEra Energy, Inc. .................................................... 529,497 41,963
NRG Energy, Inc. ....................................................... 50,856 4,597
PG&E Corp. .......................................................... 533,259 10,782
PPL Corp. ............................................................ 186,668 6,078
Public Service Enterprise Group, Inc. ......................................... 127,297 11,382
Sempra .............................................................. 162,101 13,514
The AES Corp. ........................................................ 177,370 2,925
The Southern Co. ....................................................... 281,101 25,589
Vistra Corp. ........................................................... 87,159 10,891
WEC Energy Group, Inc. ................................................. 80,303 7,671
Xcel Energy, Inc. ....................................................... 141,697 9,467
304,556
Total Common Stocks (Cost $3,097,139)
a
a
a
12,597,788
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (c) ........ 1,776,207 1,777
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (c) ............ 1,776,207 1,776
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (c) ............... 1,776,207 1,776

Victory Portfolios III
Victory 500 Index Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (c) . 1,776,207 $ 1,776
Total Collateral for Securities Loaned (Cost $7,105)
a
a
a
7,105
Total Investments (Cost $3,104,244) — 99.9% 12,604,893
Other assets in excess of liabilities —  0.1% 15,304
NET ASSETS - 100.00% $ 12,620,197
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on October 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 69 12/20/24 $ 19,632,340 $ 19,797,825 $ 165,485
Total unrealized appreciation $ 165,485
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 165,485

Statement of Assets and Liabilities
October 31, 2024
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory 500 Index
Fund
Assets:
Investments, at value (Cost $3,104,244) $ 12,604,893 (a)
Cash 11,287
Deposit with broker for futures contracts 8,596
Receivables:
Dividends, interest, and securities lending income 6,681
Capital shares issued 2,765
From Adviser 473
Variation margin on open futures contracts 40
Prepaid expenses 116
Total Assets 12,634,851
Liabilities:
Payables:
Collateral received on loaned securities 7,105
Capital shares redeemed 4,785
Variation margin on open futures contracts 464
Accrued expenses and other payables:
Investment advisory fees 1,092
Administration fees 655
Custodian fees 74
Transfer agent fees 337
Compliance fees 9
Other accrued expenses 133
Total Liabilities 14,654
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,803,617
Total accumulated earnings (loss) 9,816,580
Net Assets $ 12,620,197
Net Assets:
Member Shares $ 4,420,256
Reward Shares 8,199,941
Total $ 12,620,197
Shares (unlimited number of shares authorized with no par value):
Member Shares 60,824
Reward Shares 112,743
Total 173,567
Net asset value, offering and redemption price per share:(b)
Member Shares $ 72 .67
Reward Shares 72 .73
(a) Includes $6,399 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory 500 Index
Fund
Investment Income:
Dividends $ 82,383
Interest 844
Securities lending (net of fees) 4
Total Income 83,231
Expenses:
Investment advisory fees 6,219
Administration fees — Member Shares 1,330
Administration fees — Reward Shares 2,401
Sub-Administration fees 13
Custodian fees 240
Transfer agent fees — Member Shares 1,225
Transfer agent fees — Reward Shares 580
Trustees' fees 26
Compliance fees 52
Legal and audit fees 35
State registration and filing fees 71
Other expenses 240
Total Expenses 12,432
Expenses waived/reimbursed by Adviser (1,359)
Net Expenses 11,073
Net Investment Income (Loss) 72,158
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 153,905
Net realized gains (losses) from futures contracts 4,357
Net change in unrealized appreciation/depreciation on investment securities 1,356,776
Net change in unrealized appreciation/depreciation on futures contracts 957
Net realized/unrealized gains (losses) on investments 1,515,995
Change in net assets resulting from operations $ 1,588,153

14
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory 500 Index Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 72,158 $ 140,377
Net realized gains (losses) 158,262 287,552
Net change in unrealized appreciation/depreciation 1,357,733 1,770,829
Change in net assets resulting from operations 1,588,153 2,198,758
Distributions to Shareholders:
Member Shares (23,277) (88,838)
Reward Shares (45,333) (149,907)
Change in net assets resulting from distributions to shareholders (68,610) (238,745)
Change in net assets resulting from capital transactions (287,880) (307,281)
Change in net assets 1,231,663 1,652,732
Net Assets:
Beginning of period 11,388,534 9,735,802
End of period $ 12,620,197 $ 11,388,534

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory 500 Index Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Member Shares
Proceeds from shares issued $ 176,159 $ 395,615
Distributions reinvested 23,120 88,203
Cost of shares redeemed (489,220) (783,108)
Total Member Shares $ (289,941) $ (299,290)
Reward Shares
Proceeds from shares issued $ 361,181 $ 508,257
Distributions reinvested 43,127 142,714
Cost of shares redeemed (402,247) (658,962)
Total Reward Shares $ 2,061 $ (7,991)
Change in net assets resulting from capital transactions $ (287,880) $ (307,281)
Share Transactions:
Member Shares
Issued 2,515 6,614
Reinvested 326 1,474
Redeemed (6,959) (12,850)
Total Member Shares (4,118) (4,762)
Reward Shares
Issued 5,129 8,189
Reinvested 607 2,384
Redeemed (5,703) (11,156)
Total Reward Shares 33 (583)
Change in Shares (4,085) (5,345)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory 500 Index Fund
Member Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $64.07 $53.18 $48.85 $62.23 $51.33 $43.93 $35.22
Investment Activities:
Net investment income (loss)(b) 0.39 0.75 0.23 0.69 0.63 0.65 0.71
Net realized and unrealized gains
(losses) 8.58 11.44 4.25 (12.70) 13.37 8.48 10.19
Total from Investment
Activities 8.97 12.19 4.48 (12.01) 14.00 9.13 10.90
Distributions to Shareholders from:
Net investment income (0.37) (0.78) (0.15) (0.70) (0.63) (0.66) (0.72)
Net realized gains — (0.52) — (0.67) (2.47) (1.07) (1.47)
Total Distributions (0.37) (1.30) (0.15) (1.37) (3.10) (1.73) (2.19)
Net Asset Value, End of Period $72.67 $64.07 $53.18 $48.85 $62.23 $51.33 $43.93
Total Return(c)(d) 14.02% 23.12% 9.19% (19.38)% 27.50% 21.22% 31.19%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.23% 0.24% 0.25% 0.24% 0.24% 0.25% 0.25%
Net Investment Income (Loss)(e) 1.11% 1.27% 1.35% 1.30% 1.09% 1.47% 1.73%
Gross Expenses(e)(g) 0.23% 0.24% 0.25% 0.24% 0.24% 0.25% 0.26%
Supplemental Data:
Net Assets at end of period (000's) $4,420,256 $4,161,093 $3,706,618 $3,423,615 $4,410,258 $3,997,663 $3,603,465
Portfolio Turnover(c)(h) 1% 5% 4% 7% 8% 5% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory 500 Index Fund
Reward Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $64.12 $53.22 $48.88 $62.27 $51.36 $43.95 $35.24
Investment Activities:
Net investment income (loss)(b) 0.42 0.80 0.24 0.74 0.68 0.70 0.75
Net realized and unrealized gains
(losses) 8.59 11.45 4.26 (12.71) 13.38 8.49 10.19
Total from Investment
Activities 9.01 12.25 4.50 (11.97) 14.06 9.19 10.94
Distributions to Shareholders from:
Net investment income (0.40) (0.83) (0.16) (0.75) (0.68) (0.71) (0.76)
Net realized gains — (0.52) — (0.67) (2.47) (1.07) (1.47)
Total Distributions (0.40) (1.35) (0.16) (1.42) (3.15) (1.78) (2.23)
Net Asset Value, End of Period $72.73 $64.12 $53.22 $48.88 $62.27 $51.36 $43.95
Total Return(c)(d) 14.07% 23.23% 9.23% (19.31)% 27.62% 21.35% 31.29%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.15% 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Net Investment Income (Loss)(e) 1.19% 1.36% 1.44% 1.40% 1.17% 1.58% 1.83%
Gross Expenses(e)(g) 0.18% 0.19% 0.20% 0.19% 0.18% 0.18% 0.18%
Supplemental Data:
Net Assets at end of period (000's) $8,199,941 $7,227,441 $6,029,184 $5,480,518 $6,638,059 $5,010,367 $4,546,094
Portfolio Turnover(c)(h) 1% 5% 4% 7% 8% 5% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
18
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory 500 Index Fund 500 Index Fund Member Shares and Reward Shares

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
19
(Unaudited)
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Level 1 Level 2 Level 3 Total
500 Index Fund
Common Stocks ............................................... $ 12,597,788 $ — $ — $ 12,597,788
Collateral for Securities Loaned ................................... 7,105 — — 7,105
Total ....................................................... $ 12,604,893 $ — $ — $ 12,604,893
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 165 — — 165
Total ....................................................... $ 165 $ — $ — $ 165
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
20
(Unaudited)
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2024 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended October 31, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Equity Risk Exposure: 165,000
500 Index Fund ..................................................................................... $ 165
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 4,357,000 957,000
500 Index Fund ................................................................... $ 4,357 $ 957

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
21
(Unaudited)
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
500 Index Fund .................................................. $ 6,399 $ — $ 7,105
Excluding U.S. Government
Securities
Purchases Sales
500 Index Fund ........................................................................... $ 116,320 $ 381,188
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
22
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.06% and 0.06%, which is based on the Fund's average daily net assets of Member Shares and Reward Shares, respectively. Amounts incurred for the six months ended October 31,
2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Member Shares and Reward Shares based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
23
(Unaudited)
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2024.
** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Large-Capitalization Stock Risk  — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
In effect until August 31, 2025
Member
Shares Reward Shares
500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 0.15%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027
Expires
2028 Total
500 Index Fund ............................. $ 322 $ 2,034 $ 931 $ 2,572 $ 1,359 $ 7,218

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
24
(Unaudited)
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
28651-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Aggressive Growth Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements 10

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Aggressive Growth Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.9%)
Communication Services (15.7%):
Alphabet, Inc., Class C ................................................... 688,976 $ 118,979
Meta Platforms, Inc., Class A .............................................. 239,241 135,788
Netflix, Inc.(a) ......................................................... 90,504 68,424
The Trade Desk, Inc., Class A(a) ............................................ 336,916 40,501
363,692
Communications Equipment (4.3%):
Arista Networks, Inc.(a) .................................................. 169,493 65,499
Motorola Solutions, Inc. .................................................. 75,839 34,078
99,577
Consumer Discretionary (10.5%):
Airbnb, Inc., Class A(a) .................................................. 130,207 17,551
Amazon.com, Inc.(a) .................................................... 646,136 120,440
Burlington Stores, Inc.(a) ................................................. 55,880 13,845
On Holding AG, Class A(a) ................................................ 605,309 28,704
O'Reilly Automotive, Inc.(a) ............................................... 29,002 33,443
Tesla, Inc.(a) .......................................................... 118,672 29,650
243,633
Consumer Staples (2.9%):
Campbell Soup Co. ..................................................... 296,532 13,833
Colgate-Palmolive Co. ................................................... 188,810 17,694
Costco Wholesale Corp. .................................................. 9,163 8,010
Target Corp. .......................................................... 177,545 26,639
66,176
Energy (0.2%):
Diamondback Energy, Inc. ................................................ 28,655 5,065
Financials (5.1%):
The Progressive Corp. ................................................... 82,636 20,066
Tradeweb Markets, Inc., Class A ............................................ 84,636 10,749
Visa, Inc., Class A ...................................................... 298,867 86,627
117,442
Health Care (9.8%):
Dexcom, Inc.(a) ........................................................ 85,649 6,036
Eli Lilly & Co. ......................................................... 114,144 94,710
Intuitive Surgical, Inc.(a) ................................................. 101,040 50,908
McKesson Corp. ....................................................... 53,295 26,679
Natera, Inc.(a) ......................................................... 70,648 8,546
Vertex Pharmaceuticals, Inc.(a) ............................................. 29,970 14,265
Zoetis, Inc. ........................................................... 137,257 24,539
225,683
Industrials (8.5%):
Builders FirstSource, Inc.(a) ............................................... 60,388 10,351
Clean Harbors, Inc.(a) ................................................... 53,304 12,327
HEICO Corp., Class A ................................................... 55,236 10,606
Quanta Services, Inc. .................................................... 170,332 51,377
Saia, Inc.(a) ........................................................... 38,316 18,722
Trane Technologies PLC .................................................. 72,704 26,912
Uber Technologies, Inc.(a) ................................................ 565,689 40,758
Vertiv Holdings Co., Class A ............................................... 227,718 24,887
195,940
IT Services (0.7%):
Snowflake, Inc., Class A(a) ................................................ 140,519 16,134

Victory Portfolios III
Victory Aggressive Growth Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Real Estate (0.6%):
CoStar Group, Inc.(a) .................................................... 201,759 $ 14,686
Semiconductors & Semiconductor Equipment (17.6%):
Advanced Micro Devices, Inc.(a) ............................................ 54,771 7,891
Applied Materials, Inc. ................................................... 37,536 6,816
Broadcom, Inc. ........................................................ 472,750 80,259
Lam Research Corp. ..................................................... 105,590 7,850
Monolithic Power Systems, Inc. ............................................ 34,150 25,930
NVIDIA Corp. ......................................................... 2,097,384 278,449
407,195
Software (17.8%):
Adobe, Inc.(a) ......................................................... 60,502 28,925
Autodesk, Inc.(a) ....................................................... 49,674 14,097
Cadence Design Systems, Inc.(a) ............................................ 101,100 27,916
Crowdstrike Holdings, Inc., Class A(a) ....................................... 40,694 12,081
Fair Isaac Corp.(a) ...................................................... 6,642 13,238
Intuit, Inc. ............................................................ 19,018 11,607
Microsoft Corp. ........................................................ 388,555 157,889
Oracle Corp. .......................................................... 96,648 16,221
Palo Alto Networks, Inc.(a) ................................................ 131,407 47,350
ServiceNow, Inc.(a) ..................................................... 75,253 70,210
Synopsys, Inc.(a) ....................................................... 23,095 11,862
411,396
Technology Hardware, Storage & Peripherals (5.2%):
Apple, Inc. ........................................................... 536,878 121,286
Total Common Stocks (Cost $1,003,148)
a
a
a
2,287,905
Total Investments (Cost $1,003,148) — 98.9% 2,287,905
Other assets in excess of liabilities —  1.1% 26,090
NET ASSETS - 100.00% $ 2,313,995
(a) Non-income producing security.
PLC
—
Public Limited Company

Statement of Assets and Liabilities
October 31, 2024
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Aggressive
Growth Fund
Assets:
Investments, at value (Cost $1,003,148) $ 2,287,905
Cash 31,200
Receivables:
Dividends, interest, and securities lending income 244
Capital shares issued 339
From Adviser 3
Prepaid expenses 35
Total Assets 2,319,726
Liabilities:
Payables:
Investments purchased 3,750
Capital shares redeemed 654
Accrued expenses and other payables:
Investment advisory fees 817
Administration fees 301
Custodian fees 14
Transfer agent fees 129
Compliance fees 2
Trustees' fees 1
Other accrued expenses 63
Total Liabilities 5,731
Commitments and contingencies (Note 4 )
Net Assets:
Capital 914,615
Total accumulated earnings (loss) 1,399,380
Net Assets $ 2,313,995
Net Assets:
Fund Shares $ 2,303,874
Institutional Shares 10,121
Total $ 2,313,995
Shares (unlimited number of shares authorized with no par value):
Fund Shares 34,868
Institutional Shares 150
Total 35,018
Net asset value, offering and redemption price per share:(a)
Fund Shares $ 66 .07
Institutional Shares 67 .45
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Aggressive
Growth Fund
Investment Income:
Dividends $ 4,068
Interest 959
Securities lending (net of fees) 2
Total Income 5,029
Expenses:
Investment advisory fees 4,625
Administration fees — Fund Shares 1,706
Administration fees — Institutional Shares 5
Sub-Administration fees 20
Custodian fees 45
Transfer agent fees — Fund Shares 719
Transfer agent fees — Institutional Shares 5
Trustees' fees 23
Compliance fees 9
Legal and audit fees 34
State registration and filing fees 28
Other expenses 67
Total Expenses 7,286
Expenses waived/reimbursed by Adviser (9)
Net Expenses 7,277
Net Investment Income (Loss) (2,248)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 76,954
Net change in unrealized appreciation/depreciation on investment securities 251,994
Net realized/unrealized gains (losses) on investments 328,948
Change in net assets resulting from operations $ 326,700

6
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Aggressive Growth Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (2,248) $ (3,233)
Net realized gains (losses) 76,954 102,827
Net change in unrealized appreciation/depreciation 251,994 466,022
Change in net assets resulting from operations 326,700 565,616
Change in net assets resulting from capital transactions (70,253) (112,121)
Change in net assets 256,447 453,495
Net Assets:
Beginning of period 2,057,548 1,604,053
End of period $ 2,313,995 $ 2,057,548

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Aggressive Growth Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 61,480 $ 97,107
Cost of shares redeemed (133,272) (212,037)
Total Fund Shares $ (71,792) $ (114,930)
Institutional Shares
Proceeds from shares issued $ 2,854 $ 4,828
Cost of shares redeemed (1,315) (2,019)
Total Institutional Shares $ 1,539 $ 2,809
Change in net assets resulting from capital transactions $ (70,253) $ (112,121)
Share Transactions:
Fund Shares
Issued 965 1,902
Redeemed (2,094) (4,186)
Total Fund Shares (1,129) (2,284)
Institutional Shares
Issued 44 91
Redeemed (20) (38)
Total Institutional Shares 24 53
Change in Shares (1,105) (2,231)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Aggressive Growth Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $56.96 $41.82 $41.79 $61.22 $46.02 $43.91 $48.92
Investment Activities:
Net investment income (loss) (0.06)(b) (0.09)(b) (0.03)(b) (0.15)(b) (0.15)(b) (0.07)(b) 0.13
Net realized and unrealized gains
(losses) 9.17 15.23 0.90 (12.92) 15.45 9.82 1.72
Total from Investment
Activities 9.11 15.14 0.87 (13.07) 15.30 9.75 1.85
Distributions to Shareholders from:
Net investment income — — — — — (0.04) (0.08)
Net realized gains — — (0.84) (6.36) (0.10) (7.60) (6.78)
Total Distributions — — (0.84) (6.36) (0.10) (7.64) (6.86)
Net Asset Value, End of Period $66.07 $56.96 $41.82 $41.79 $61.22 $46.02 $43.91
Total Return(c)(d) 15.99% 36.20% 2.31% (23.75)% 33.27% 26.30% 5.53%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.64% 0.64% 0.68% 0.63% 0.63% 0.72% 0.72%
Net Investment Income (Loss)(e) (0.20)% (0.17)% (0.12)% (0.29)% (0.28)% (0.17)% 0.30%
Gross Expenses(e)(h) 0.64% 0.64% 0.68% 0.63% 0.63% 0.72% 0.72%
Supplemental Data:
Net Assets at end of period (000's) $2,303,874 $2,050,192 $1,600,944 $1,648,078 $2,307,263 $1,861,282 $1,624,319
Portfolio Turnover(c)(i) 18% 45% 37% 65% 46% 64% 78%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

9
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Aggressive Growth Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $58.16 $42.69 $42.60 $62.27 $46.82 $44.54 $49.55
Investment Activities:
Net investment income (loss)(b) (0.09) (0.08) 0.01 (0.18) (0.17) (0.05) 0.14
Net realized and unrealized gains
(losses) 9.38 15.55 0.92 (13.13) 15.72 9.98 1.75
Total from Investment
Activities 9.29 15.47 0.93 (13.31) 15.55 9.93 1.89
Distributions to Shareholders from:
Net investment income — — — — — (0.05) (0.12)
Net realized gains — — (0.84) (6.36) (0.10) (7.60) (6.78)
Total Distributions — — (0.84) (6.36) (0.10) (7.65) (6.90)
Net Asset Value, End of Period $67.45 $58.16 $42.69 $42.60 $62.27 $46.82 $44.54
Total Return(c)(d) 15.97% 36.24% 2.41% (23.73)% 33.24% 26.33% 5.56%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.70% 0.63% 0.53% 0.66% 0.66% 0.70% 0.70%
Net Investment Income (Loss)(e) (0.26)% (0.16)% 0.03% (0.33)% (0.32)% (0.13)% 0.32%
Gross Expenses(e)(h) 0.90% 0.91% 1.28% 0.72% 0.73% 0.81% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $10,121 $7,356 $3,109 $3,706 $20,405 $12,287 $11,841
Portfolio Turnover(c)(i) 18% 45% 37% 65% 46% 64% 78%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
10
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Aggressive Growth Fund Aggressive Growth Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
11
(Unaudited)
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of October 31, 2024, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Level 1 Level 2 Level 3 Total
Aggressive Growth Fund
Common Stocks ............................................... $ 2,287,905 $ — $ — $ 2,287,905
Total ....................................................... $ 2,287,905 $ — $ — $ 2,287,905

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
12
(Unaudited)
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $750 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of the Fund's average daily net assets over $1.5 billion. Amounts incurred and paid to VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities
Purchases Sales
Aggressive Growth Fund .................................................................... $ 397,987 $ 471,327
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
13
(Unaudited)
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $750 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of the Fund's average daily net assets over $1.5 billion. Amounts incurred and paid to VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities
Purchases Sales
Aggressive Growth Fund .................................................................... $ 397,987 $ 471,327
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
For the six months ended October 31, 2024, performance adjustments were:
(a) There was no performance adjustment for Institutional Shares.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Aggressive Growth Fund Fund Shares
Institutional
Shares
in thousands $ (63) $ — (a)
as annual % rate (0.01)% —%
In effect until August 31, 2025
Fund Shares Institutional Shares
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
14
(Unaudited)
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Large-Capitalization Stock Risk  — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Aggressive Growth Fund ................................... $ 9 $ 17 $ 14 $ 9 $ 49

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
15
(Unaudited)
and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23418-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Capital Growth Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to
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Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
18
Statement of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
22
Notes to Financial Statements 24

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Capital Growth Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.2%)
Australia (2.2%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 92,114 $ 3,706
Energy (0.0%):(a)
Woodside Energy Group Ltd. .............................................. 24,548 386
Financials (0.6%):
Macquarie Group Ltd. ................................................... 20,481 3,099
National Australia Bank Ltd. ............................................... 62,180 1,575
QBE Insurance Group Ltd. (b) .............................................. 48,302 545
5,219
Health Care (0.2%):
CSL Ltd. ............................................................. 8,757 1,644
Industrials (0.1%):
Brambles Ltd. ......................................................... 52,391 631
Qantas Airways Ltd. (b) ................................................... 128,065 678
1,309
Materials (0.5%):
BHP Group Ltd. ........................................................ 101,018 2,806
Northern Star Resources Ltd. (b) ............................................ 68,962 800
Rio Tinto Ltd. ......................................................... 12,161 954
4,560
Real Estate (0.4%):
Charter Hall Group ...................................................... 49,170 485
Goodman Group ....................................................... 33,288 795
Scentre Group (b) ....................................................... 1,161,186 2,661
3,941
20,765
Austria (0.3%):
Financials (0.2%):
BAWAG Group AG (c) ................................................... 29,558 2,291
Industrials (0.1%):
ANDRITZ AG ......................................................... 11,361 686
2,977
Belgium (0.3%):
Information Technology (0.1%):
Melexis NV ........................................................... 15,537 1,015
Materials (0.2%):
Solvay SA , Class A ..................................................... 53,184 2,163
3,178
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 8,825 3,138
Brazil (0.2%):
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA ........................................ 79,200 335
Grupo SBF SA ......................................................... 113,012 283
Smartfit Escola de Ginastica e Danca SA ...................................... 65,700 248
Vibra Energia SA ....................................................... 61,511 238
1,104

Victory Portfolios III
Victory Capital Growth Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.0%):(a)
Dimed SA Distribuidora da Medicamentos ..................................... 105,900 $ 185
Financials (0.0%):(a)
Banco ABC Brasil SA , Preference Shares ...................................... 85,856 311
Industrials (0.1%):
Marcopolo SA , Preference Shares ........................................... 235,840 345
Real Estate (0.0%):(a)
Multiplan Empreendimentos Imobiliarios SA ................................... 61,400 272
2,217
Canada (2.3%):
Consumer Staples (0.2%):
George Weston Ltd. ..................................................... 14,226 2,257
Energy (0.1%):
Parex Resources, Inc. .................................................... 59,578 553
Financials (0.9%):
Brookfield Asset Management Ltd. , Class A .................................... 47,461 2,518
Manulife Financial Corp. ................................................. 139,500 4,075
National Bank of Canada ................................................. 21,343 2,036
8,629
Industrials (0.2%):
Bombardier, Inc. , Class B (b) ............................................... 23,577 1,735
Information Technology (0.5%):
Constellation Software, Inc. ............................................... 1,546 4,663
Materials (0.4%):
Agnico Eagle Mines Ltd. ................................................. 26,527 2,290
Stella-Jones, Inc. ....................................................... 21,440 1,296
3,586
21,423
Chile (0.1%):
Consumer Staples (0.0%):(a)
SMU SA ............................................................. 2,200,368 341
Real Estate (0.1%):
Parque Arauco SA ...................................................... 213,859 350
691
China (0.7%):
Communication Services (0.3%):
Tencent Holdings Ltd. ................................................... 58,900 3,071
Consumer Discretionary (0.0%):(a)
MotoMotion China Corp. ................................................. 37,000 315
Consumer Staples (0.0%):(a)
Weilong Delicious Global Holdings Ltd. ...................................... 379,800 362
Financials (0.0%):(a)
Chongqing Rural Commercial Bank Co. Ltd. , Class H ............................. 590,000 320
Health Care (0.1%):
Gushengtang Holdings Ltd. ................................................ 59,423 279
Tong Ren Tang Technologies Co. Ltd. , Class H .................................. 436,000 286
565

Victory Portfolios III
Victory Capital Growth Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.1%):
Anhui Expressway Co. Ltd. , Class H (d) ....................................... 258,000 $ 287
Anhui Heli Co. Ltd. , Class A ............................................... 131,800 333
China Communications Services Corp. Ltd. , Class H .............................. 672,000 361
981
Materials (0.1%):
China Nonferrous Mining Corp. Ltd. ......................................... 342,000 242
Tianshan Aluminum Group Co. Ltd. , Class A ................................... 255,200 297
539
Real Estate (0.1%):
Ever Sunshine Services Group Ltd. .......................................... 974,000 315
Greentown China Holdings Ltd. (d) .......................................... 189,000 250
565
6,718
Denmark (1.3%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 23,259 3,517
Health Care (0.9%):
Novo Nordisk A/S , Class B ................................................ 76,494 8,581
12,098
France (3.0%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 10,690 1,136
Consumer Discretionary (0.7%):
La Francaise des Jeux SAEM (c) ............................................ 50,751 2,169
LVMH Moet Hennessy Louis Vuitton SE ...................................... 5,968 3,973
Renault SA ........................................................... 13,627 623
6,765
Consumer Staples (0.3%):
L'Oreal SA ........................................................... 7,505 2,815
Energy (0.2%):
Gaztransport Et Technigaz SA .............................................. 10,798 1,571
Technip Energies NV .................................................... 22,128 552
2,123
Financials (0.2%):
AXA SA ............................................................. 29,015 1,089
BNP Paribas SA ........................................................ 12,783 873
1,962
Health Care (0.1%):
EssilorLuxottica SA (b) ................................................... 2,380 558
Ipsen SA ............................................................. 4,759 580
1,138
Industrials (0.8%):
Cie de Saint-Gobain SA .................................................. 13,157 1,193
Eiffage SA ............................................................ 5,747 535
Rexel SA ............................................................. 81,728 2,251
Safran SA ............................................................ 16,491 3,733
7,712
Information Technology (0.2%):
Capgemini SE ......................................................... 11,659 2,022

Victory Portfolios III
Victory Capital Growth Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.2%):
Arkema SA ........................................................... 22,742 $ 2,004
Real Estate (0.1%):
Klepierre SA .......................................................... 15,593 499
Utilities (0.1%):
Engie SA ............................................................. 34,343 576
28,752
Germany (2.3%):
Communication Services (0.4%):
CTS Eventim AG & Co. KGaA ............................................. 15,320 1,609
Deutsche Telekom AG ................................................... 62,616 1,893
3,502
Consumer Discretionary (0.1%):
Volkswagen AG , Preference Shares .......................................... 12,833 1,245
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 11,120 963
Financials (0.6%):
Allianz SE , Registered Shares .............................................. 15,029 4,731
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 2,074 1,060
5,791
Industrials (0.3%):
GEA Group AG ........................................................ 12,004 591
Siemens AG , Registered Shares ............................................. 9,294 1,808
2,399
Information Technology (0.6%):
SAP SE .............................................................. 26,245 6,127
Materials (0.1%):
Evonik Industries AG .................................................... 26,506 584
Utilities (0.1%):
RWE AG ............................................................. 28,267 916
21,527
Greece (0.1%):
Energy (0.0%):(a)
Motor Oil Hellas Corinth Refineries SA ....................................... 12,748 272
Utilities (0.1%):
Public Power Corp. SA ................................................... 26,499 349
621
Hong Kong (0.5%):
Financials (0.3%):
AIA Group Ltd. ........................................................ 243,400 1,921
BOC Hong Kong Holdings Ltd. ............................................ 184,000 601
2,522
Materials (0.0%):(a)
Shougang Fushan Resources Group Ltd. ...................................... 766,000 277
Real Estate (0.2%):
CK Asset Holdings Ltd. .................................................. 458,000 1,872
Sino Land Co. Ltd. (b) .................................................... 364,000 364
2,236
5,035

Victory Portfolios III
Victory Capital Growth Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Hungary (0.1%):
Communication Services (0.0%):(a)
Magyar Telekom Telecommunications PLC .................................... 139,458 $ 427
Health Care (0.1%):
Richter Gedeon Nyrt .................................................... 15,051 436
863
India (1.2%):
Consumer Discretionary (0.1%):
Crompton Greaves Consumer Electricals Ltd. ................................... 92,890 431
Safari Industries India Ltd. ................................................ 17,450 457
Welspun Living Ltd. ..................................................... 248,886 449
1,337
Financials (0.2%):
Home First Finance Co. India Ltd. (c) ......................................... 37,554 526
LIC Housing Finance Ltd. ................................................. 62,517 468
Manappuram Finance Ltd. ................................................ 217,926 405
The Karur Vysya Bank Ltd. ................................................ 179,257 481
1,880
Health Care (0.2%):
Eris Lifesciences Ltd. (b) (c) ................................................ 23,745 373
JB Chemicals & Pharmaceuticals Ltd. ........................................ 23,727 553
Narayana Hrudayalaya Ltd. ................................................ 32,831 496
Neuland Laboratories Ltd. ................................................ 2,063 358
1,780
Industrials (0.4%):
BLS International Services Ltd. ............................................. 90,738 427
Elecon Engineering Co. Ltd. ............................................... 57,384 391
Electrosteel Castings Ltd. (b) ............................................... 188,051 366
ISGEC Heavy Engineering Ltd. (b) .......................................... 27,071 432
Kirloskar Pneumatic Co. Ltd. .............................................. 26,254 518
Shaily Engineering Plastics Ltd. ............................................ 44,597 533
The Anup Engineering Ltd. ................................................ 19,093 789
Voltamp Transformers Ltd. (b) .............................................. 3,327 459
3,915
Information Technology (0.0%):(a)
KPIT Technologies Ltd. .................................................. 29,846 492
Materials (0.3%):
JK Paper Ltd. .......................................................... 56,350 308
Maharashtra Seamless Ltd. ................................................ 46,261 343
MOIL Ltd. ............................................................ 57,314 224
NCL Industries Ltd. ..................................................... 153,489 375
Ratnamani Metals & Tubes Ltd. ............................................ 9,034 395
Surya Roshni Ltd. ...................................................... 48,810 392
Welspun Corp. Ltd. ..................................................... 42,483 366
2,403
11,807
Indonesia (0.1%):
Consumer Staples (0.1%):
PT Cisarua Mountain Dairy Tbk ............................................ 1,031,000 374
Materials (0.0%):(a)
PT Adaro Minerals Indonesia Tbk (b) ......................................... 3,573,200 319
Real Estate (0.0%):(a)
PT Puradelta Lestari Tbk ................................................. 33,156,900 348
1,041

Victory Portfolios III
Victory Capital Growth Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Ireland (0.5%):
Consumer Staples (0.1%):
Glanbia PLC .......................................................... 28,069 $ 467
Financials (0.0%):(a)
Bank of Ireland Group PLC ............................................... 50,189 465
Health Care (0.1%):
ICON PLC (b) ......................................................... 2,384 529
Industrials (0.2%):
AerCap Holdings NV .................................................... 13,134 1,229
Trane Technologies PLC .................................................. 929 344
1,573
Materials (0.1%):
James Hardie Industries PLC (b) ............................................ 42,266 1,348
4,382
Israel (0.1%):
Information Technology (0.1%):
Nice Ltd. (b) ........................................................... 2,859 497
Italy (0.7%):
Consumer Discretionary (0.1%):
Ferrari NV ............................................................ 1,199 572
PRADA SpA .......................................................... 69,400 533
1,105
Health Care (0.1%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 12,919 733
Industrials (0.0%):(a)
Leonardo SpA ......................................................... 24,761 590
Utilities (0.5%):
Enel SpA ............................................................. 422,634 3,205
Snam SpA ............................................................ 247,967 1,191
4,396
6,824
Japan (6.6%):
Communication Services (0.5%):
Capcom Co. Ltd. ....................................................... 97,500 1,929
Kakaku.com, Inc. ....................................................... 123,600 1,898
Konami Group Corp. .................................................... 13,000 1,192
5,019
Consumer Discretionary (1.0%):
Asics Corp. ........................................................... 36,800 643
Honda Motor Co. Ltd. ................................................... 69,100 695
Isuzu Motors Ltd. ....................................................... 60,800 786
Suzuki Motor Corp. ..................................................... 69,800 693
Toyota Motor Corp. ..................................................... 232,100 4,000
ZOZO, Inc. ........................................................... 69,100 2,241
9,058
Consumer Staples (0.3%):
Asahi Group Holdings Ltd. ................................................ 51,600 620
Toyo Suisan Kaisha Ltd. .................................................. 41,600 2,444
3,064
Financials (1.1%):
Mizuho Financial Group, Inc. .............................................. 179,820 3,735
ORIX Corp. ........................................................... 29,500 622

Victory Portfolios III
Victory Capital Growth Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Sumitomo Mitsui Financial Group, Inc. ....................................... 75,600 $ 1,604
Tokio Marine Holdings, Inc. ............................................... 132,500 4,773
10,734
Health Care (0.7%):
Hoya Corp. ........................................................... 26,300 3,519
Otsuka Holdings Co. Ltd. ................................................. 19,100 1,154
Shionogi & Co. Ltd. ..................................................... 138,000 1,971
6,644
Industrials (1.9%):
Central Japan Railway Co. ................................................ 23,200 481
Fuji Electric Co. Ltd. .................................................... 48,600 2,475
Hitachi Ltd. ........................................................... 54,700 1,375
ITOCHU Corp. ........................................................ 35,400 1,751
Komatsu Ltd. .......................................................... 29,800 771
MISUMI Group, Inc. .................................................... 118,000 1,921
Mitsubishi Heavy Industries Ltd. ............................................ 321,200 4,535
Nippon Yusen KK ...................................................... 30,300 1,015
Sanwa Holdings Corp. ................................................... 142,200 3,603
17,927
Information Technology (0.8%):
Canon, Inc. ........................................................... 19,700 640
Disco Corp. ........................................................... 6,100 1,736
Fujitsu Ltd. ........................................................... 153,100 2,944
NEC Corp. ........................................................... 14,500 1,234
Tokyo Electron Ltd. ..................................................... 3,200 471
Yokogawa Electric Corp. ................................................. 32,200 714
7,739
Materials (0.1%):
Nippon Steel Corp. ...................................................... 30,900 618
Tosoh Corp. ........................................................... 40,700 506
1,124
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 19,300 576
Utilities (0.1%):
Tokyo Gas Co. Ltd. ..................................................... 40,800 1,007
62,892
Jordan (0.1%):
Health Care (0.1%):
Hikma Pharmaceuticals PLC ............................................... 20,736 497
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA ............................................................ 28,956 477
Malaysia (0.1%):
Consumer Discretionary (0.0%):(a)
Bermaz Auto Bhd ....................................................... 509,200 239
Real Estate (0.1%):
SP Setia Bhd Group ..................................................... 1,042,200 333
572
Mexico (0.1%):
Financials (0.0%):(a)
Regional SAB de CV .................................................... 56,257 357

Victory Portfolios III
Victory Capital Growth Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.1%):
Genomma Lab Internacional SAB de CV , Class B ................................ 293,956 $ 393
Real Estate (0.0%):(a)
Corp Inmobiliaria Vesta SAB de CV ......................................... 126,837 331
1,081
Netherlands (1.9%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 982,899 3,842
Consumer Discretionary (0.1%):
Prosus NV (b) .......................................................... 24,833 1,047
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 22,699 749
Financials (0.6%):
Euronext NV (c) ........................................................ 7,981 880
ING Groep NV ........................................................ 256,237 4,348
NN Group NV ......................................................... 11,691 574
5,802
Industrials (0.2%):
Wolters Kluwer NV ..................................................... 14,015 2,356
Information Technology (0.5%):
ASM International NV ................................................... 3,786 2,114
ASML Holding NV ..................................................... 3,508 2,361
4,475
18,271
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 103,380 2,215
Norway (0.2%):
Energy (0.2%):
Aker BP ASA ......................................................... 59,280 1,269
Equinor ASA .......................................................... 17,807 424
1,693
Panama (0.0%):(a)
Industrials (0.0%):(a)
Copa Holdings SA , Class A ................................................ 3,158 307
Philippines (0.1%):
Consumer Discretionary (0.1%):
Jollibee Foods Corp. ..................................................... 65,980 301
Utilities (0.0%):(a)
Aboitiz Power Corp. ..................................................... 450,100 290
591
Poland (0.0%):(a)
Health Care (0.0%):(a)
Synektik SA .......................................................... 9,990 447
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 34,664 592

Victory Portfolios III
Victory Capital Growth Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Russian Federation (0.0%):
Consumer Discretionary (0.0%):
Detsky Mir PJSC (b) (e) (f) ................................................. 214,920 $ —
Financials (0.0%):
Bank St Petersburg PJSC (b) (e) (f) ........................................... 372,110 —
—
Saudi Arabia (0.1%):
Consumer Discretionary (0.1%):
United Electronics Co. ................................................... 15,441 414
Industrials (0.0%):(a)
Riyadh Cables Group Co. ................................................. 12,795 347
761
Singapore (0.2%):
Consumer Discretionary (0.0%):(a)
Genting Singapore Ltd. ................................................... 775,200 488
Financials (0.1%):
DBS Group Holdings Ltd. ................................................. 31,100 902
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 187,100 710
2,100
South Africa (0.1%):
Consumer Discretionary (0.0%):(a)
The Foschini Group Ltd. .................................................. 51,077 446
Financials (0.1%):
Investec PLC .......................................................... 71,662 552
Materials (0.0%):(a)
Pan African Resources PLC ............................................... 870,192 397
1,395
South Korea (0.6%):
Communication Services (0.0%):(a)
SOOP Co. Ltd. ......................................................... 4,613 319
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 3,674 290
JB Financial Group Co. Ltd. ............................................... 30,501 396
KIWOOM Securities Co. Ltd. .............................................. 4,082 395
1,081
Health Care (0.1%):
Classys, Inc. .......................................................... 7,432 271
InBody Co. Ltd. ........................................................ 17,751 313
PharmaResearch Co. Ltd. ................................................. 1,859 302
T&L Co. Ltd. .......................................................... 5,848 283
1,169
Industrials (0.2%):
GS Holdings Corp. ...................................................... 11,070 330
Hanwha Aerospace Co. Ltd. ............................................... 1,096 290
HD Hyundai Electric Co. Ltd. .............................................. 1,270 297
Hyundai Rotem Co. Ltd. .................................................. 7,190 323
Samsung E&A Co. Ltd. (b) ................................................ 10,422 134
1,374
Information Technology (0.1%):
Innox Advanced Materials Co. Ltd. .......................................... 16,232 287

Victory Portfolios III
Victory Capital Growth Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
LG Innotek Co. Ltd. ..................................................... 1,848 $ 235
Samwha Capacitor Co. Ltd. ............................................... 9,251 219
741
Materials (0.1%):
Dongsung Finetec Co. Ltd. ................................................ 29,673 236
Poongsan Corp. ........................................................ 6,249 312
Wonik Materials Co. Ltd. ................................................. 11,748 183
731
5,415
Spain (1.0%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA .............................................. 26,979 1,538
Energy (0.0%):(a)
Repsol SA ............................................................ 33,414 418
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 341,282 3,397
Banco Santander SA ..................................................... 268,298 1,310
Bankinter SA .......................................................... 66,907 546
5,253
Industrials (0.2%):
Aena SME SA (c) ....................................................... 8,574 1,900
Utilities (0.1%):
Iberdrola SA .......................................................... 54,755 814
9,923
Sweden (0.7%):
Consumer Discretionary (0.1%):
Evolution AB (c) ........................................................ 5,900 558
Consumer Staples (0.1%):
Essity AB , Class B ...................................................... 31,755 898
Financials (0.0%):(a)
Swedbank AB , Class A ................................................... 26,707 542
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 261,229 3,800
Volvo AB , Class B ...................................................... 28,151 733
4,533
6,531
Switzerland (3.3%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 112,697 3,943
Nestle SA , Registered Shares .............................................. 32,052 3,029
6,972
Financials (0.7%):
Partners Group Holding AG ............................................... 1,115 1,535
UBS Group AG ........................................................ 126,236 3,862
Zurich Insurance Group AG ............................................... 1,964 1,158
6,555
Health Care (1.5%):
Alcon AG ............................................................ 7,335 674
Novartis AG , Registered Shares ............................................. 66,948 7,266
Roche Holding AG ...................................................... 16,426 5,091

Victory Portfolios III
Victory Capital Growth Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Sandoz Group AG ...................................................... 19,660 $ 896
13,927
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 17,780 988
Information Technology (0.0%):(a)
Logitech International SA , Class R .......................................... 5,533 453
Materials (0.3%):
Clariant AG , Registered Shares ............................................. 36,144 502
Glencore PLC ......................................................... 131,295 689
Holcim AG ........................................................... 16,668 1,637
2,828
31,723
Taiwan (0.9%):
Consumer Discretionary (0.1%):
Eurocharm Holdings Co. Ltd. .............................................. 45,000 291
Sports Gear Co. Ltd. ..................................................... 85,000 313
Tong Yang Industry Co. Ltd. ............................................... 154,000 509
1,113
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. ............................................. 15,000 336
TTY Biopharm Co. Ltd. .................................................. 129,000 295
631
Industrials (0.0%):(a)
Fortune Electric Co. Ltd. ................................................. 15,700 263
Information Technology (0.6%):
Chenbro Micom Co. Ltd. ................................................. 39,000 336
Chroma ATE, Inc. ...................................................... 48,000 607
Compeq Manufacturing Co. Ltd. ............................................ 225,000 426
Elite Material Co. Ltd. ................................................... 40,000 510
Gold Circuit Electronics Ltd. ............................................... 80,400 462
Insyde Software Corp. ................................................... 24,000 387
King Yuan Electronics Co. Ltd. ............................................. 171,000 645
Lotes Co. Ltd. ......................................................... 14,000 712
Sigurd Microelectronics Corp. .............................................. 206,000 466
Tripod Technology Corp. ................................................. 108,000 638
Wiwynn Corp. ......................................................... 4,000 227
5,416
Materials (0.1%):
Gloria Material Technology Corp. ........................................... 208,000 296
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 71,000 337
Tung Ho Steel Enterprise Corp. ............................................. 143,000 327
960
8,383
Thailand (0.1%):
Consumer Discretionary (0.0%):(a)
The Erawan Group PCL, NVDR ............................................ 1,922,600 228
Consumer Staples (0.1%):
Ichitan Group PCL, NVDR ................................................ 765,300 355
Sappe PCL, NVDR ..................................................... 152,600 307
662
890

Victory Portfolios III
Victory Capital Growth Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Turkey (0.2%):
Consumer Staples (0.0%):(a)
Migros Ticaret A/S ...................................................... 23,955 $ 285
Financials (0.1%):
Turkiye Sigorta A/S ..................................................... 864,832 326
Health Care (0.0%):(a)
MLP Saglik Hizmetleri A/S (b) (c) ........................................... 29,681 300
Industrials (0.1%):
Pegasus Hava Tasimaciligi A/S (b) ........................................... 46,632 316
Information Technology (0.0%):(a)
Logo Yazilim Sanayi Ve Ticaret A/S (d) ....................................... 82,299 254
1,481
United Kingdom (4.6%):
Communication Services (0.1%):
Informa PLC .......................................................... 62,791 656
Consumer Discretionary (0.6%):
Birkenstock Holding PLC (b) ............................................... 9,145 421
Greggs PLC ........................................................... 43,759 1,551
Next PLC ............................................................ 27,223 3,443
5,415
Consumer Staples (1.0%):
Coca-Cola Europacific Partners PLC ......................................... 8,076 614
Imperial Brands PLC .................................................... 142,195 4,290
Marks & Spencer Group PLC .............................................. 236,402 1,147
Tesco PLC ............................................................ 228,529 1,009
Unilever PLC ......................................................... 48,067 2,932
9,992
Energy (0.8%):
BP PLC .............................................................. 435,737 2,131
Harbour Energy PLC .................................................... 118,372 421
Shell PLC (b) .......................................................... 156,987 5,240
7,792
Financials (1.0%):
3i Group PLC ......................................................... 36,046 1,478
Barclays PLC ......................................................... 1,143,190 3,504
HSBC Holdings PLC .................................................... 222,230 2,039
Legal & General Group PLC ............................................... 314,541 882
Standard Chartered PLC (b) ................................................ 117,387 1,361
9,264
Health Care (0.1%):
AstraZeneca PLC ....................................................... 4,925 701
GSK PLC ............................................................ 41,534 750
1,451
Industrials (0.2%):
easyJet PLC ........................................................... 84,212 555
RELX PLC ........................................................... 12,598 578
Rolls-Royce Holdings PLC (b) .............................................. 140,535 969
2,102
Information Technology (0.0%):(a)
The Sage Group PLC .................................................... 41,775 522

Victory Portfolios III
Victory Capital Growth Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.4%):
Rio Tinto PLC ......................................................... 53,860 $ 3,480
Real Estate (0.1%):
The British Land Co. PLC ................................................ 107,950 555
Utilities (0.3%):
Centrica PLC .......................................................... 751,766 1,138
Drax Group PLC ....................................................... 86,799 699
National Grid PLC (b) .................................................... 47,077 591
2,428
43,657
United States (61.6%):
Communication Services (5.9%):
Alphabet, Inc. , Class C ................................................... 160,828 27,773
Comcast Corp. , Class A .................................................. 72,967 3,187
Meta Platforms, Inc. , Class A .............................................. 35,512 20,156
Verizon Communications, Inc. .............................................. 108,854 4,586
55,702
Consumer Discretionary (5.6%):
AutoNation, Inc. (b) ..................................................... 330 51
AutoZone, Inc. (b) ...................................................... 196 590
Best Buy Co., Inc. ...................................................... 18,700 1,691
Booking Holdings, Inc. ................................................... 802 3,750
D.R. Horton, Inc. ....................................................... 32,864 5,554
Deckers Outdoor Corp. (b) ................................................. 4,224 680
Dick's Sporting Goods, Inc. ................................................ 13,573 2,657
Expedia Group, Inc. (b) ................................................... 18,977 2,966
General Motors Co. ..................................................... 130,044 6,601
H&R Block, Inc. ....................................................... 21,302 1,272
Lennar Corp. , Class A .................................................... 30,217 5,146
Murphy USA, Inc. ...................................................... 3,672 1,794
NVR, Inc. (b) .......................................................... 551 5,043
O'Reilly Automotive, Inc. (b) ............................................... 500 577
PulteGroup, Inc. ........................................................ 45,561 5,901
Ralph Lauren Corp. ..................................................... 12,443 2,463
Samsonite International SA (c) .............................................. 84,600 199
Toll Brothers, Inc. ...................................................... 41,524 6,081
TopBuild Corp. (b) ...................................................... 929 328
53,344
Consumer Staples (5.5%):
Altria Group, Inc. ....................................................... 98,490 5,364
Coca-Cola Consolidated, Inc. .............................................. 711 799
Colgate-Palmolive Co. ................................................... 61,503 5,764
Costco Wholesale Corp. .................................................. 6,451 5,639
Kimberly-Clark Corp. .................................................... 41,168 5,524
Philip Morris International, Inc. ............................................. 38,248 5,076
Sysco Corp. ........................................................... 34,373 2,576
Target Corp. .......................................................... 29,456 4,420
The Kroger Co. ........................................................ 111,053 6,193
The Procter & Gamble Co. ................................................ 26,900 4,443
Walmart, Inc. .......................................................... 74,462 6,102
51,900
Energy (1.8%):
ConocoPhillips Co. ..................................................... 26,790 2,935
Devon Energy Corp. ..................................................... 28,185 1,090
Diamondback Energy, Inc. ................................................ 17,663 3,122
EOG Resources, Inc. .................................................... 49,547 6,043
Ovintiv, Inc. .......................................................... 40,111 1,572
Phillips 66 Co. ......................................................... 20,252 2,467

Victory Portfolios III
Victory Capital Growth Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Valero Energy Corp. ..................................................... 3,703 $ 481
17,710
Financials (7.0%):
American Express Co. ................................................... 11,407 3,081
Ameriprise Financial, Inc. ................................................. 13,259 6,766
Capital One Financial Corp. ............................................... 11,887 1,935
Corebridge Financial, Inc. ................................................. 85,777 2,725
East West Bancorp, Inc. .................................................. 22,231 2,167
Evercore, Inc. ......................................................... 4,761 1,258
Fidelity National Financial, Inc. ............................................ 26,591 1,600
Fifth Third Bancorp ..................................................... 50,125 2,189
Interactive Brokers Group, Inc. ............................................. 12,924 1,972
JPMorgan Chase & Co. .................................................. 53,915 11,965
Prudential Financial, Inc. ................................................. 23,344 2,859
Regions Financial Corp. .................................................. 24,310 580
Synchrony Financial ..................................................... 118,905 6,556
T. Rowe Price Group, Inc. ................................................. 12,807 1,407
The Allstate Corp. ...................................................... 10,427 1,945
The Bank of New York Mellon Corp. ......................................... 26,855 2,024
The Hartford Financial Services Group, Inc. .................................... 42,909 4,739
Visa, Inc. , Class A ...................................................... 5,554 1,610
W.R. Berkley Corp. ..................................................... 50,386 2,881
Wells Fargo & Co. ...................................................... 90,597 5,881
66,140
Health Care (7.5%):
AbbVie, Inc. .......................................................... 41,440 8,448
Cardinal Health, Inc. .................................................... 51,659 5,606
Cencora, Inc. .......................................................... 1,909 435
Centene Corp. (b) ....................................................... 49,268 3,067
DaVita, Inc. (b) ......................................................... 572 80
Elevance Health, Inc. .................................................... 7,452 3,024
Eli Lilly & Co. ......................................................... 10,912 9,054
Gilead Sciences, Inc. .................................................... 54,407 4,832
HCA Healthcare, Inc. .................................................... 8,188 2,937
Johnson & Johnson ..................................................... 20,679 3,306
McKesson Corp. ....................................................... 11,314 5,664
Medpace Holdings, Inc. (b) ................................................ 3,868 1,215
Merck & Co., Inc. ...................................................... 68,892 7,049
Molina Healthcare, Inc. (b) ................................................ 6,964 2,237
Regeneron Pharmaceuticals, Inc. (b) .......................................... 2,432 2,039
Tenet Healthcare Corp. (b) ................................................. 27,497 4,263
The Cigna Group ....................................................... 11,816 3,720
United Therapeutics Corp. (b) .............................................. 8,492 3,176
Universal Health Services, Inc. , Class B ....................................... 6,705 1,370
71,522
Industrials (5.9%):
Acuity Brands, Inc. ..................................................... 7,137 2,146
Allison Transmission Holdings, Inc. ......................................... 21,139 2,259
Builders FirstSource, Inc. (b) ............................................... 33,705 5,777
Carlisle Cos., Inc. ....................................................... 5,222 2,205
Caterpillar, Inc. ........................................................ 12,215 4,595
Cintas Corp. .......................................................... 13,968 2,875
Comfort Systems USA, Inc. ............................................... 2,955 1,155
Core & Main, Inc. , Class A (b) .............................................. 49,531 2,193
Cummins, Inc. ......................................................... 5,586 1,838
EMCOR Group, Inc. .................................................... 7,188 3,206
Ferguson Enterprises, Inc. ................................................. 12,413 2,442
Leidos Holdings, Inc. .................................................... 8,744 1,602
Lennox International, Inc. ................................................. 6,166 3,715
Lockheed Martin Corp. ................................................... 5,398 2,948
Masco Corp. .......................................................... 28,386 2,268

Victory Portfolios III
Victory Capital Growth Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Otis Worldwide Corp. .................................................... 14,873 $ 1,461
Owens Corning ........................................................ 16,441 2,907
PACCAR, Inc. ......................................................... 40,516 4,225
United Rentals, Inc. ..................................................... 754 613
W.W. Grainger, Inc. ..................................................... 4,734 5,251
55,681
Information Technology (19.1%):
Apple, Inc. ........................................................... 182,079 41,134
Applied Materials, Inc. ................................................... 22,401 4,068
Arista Networks, Inc. (b) .................................................. 5,839 2,256
Broadcom, Inc. ........................................................ 54,740 9,293
Cisco Systems, Inc. ..................................................... 52,618 2,882
Dell Technologies, Inc. , Class C ............................................ 43,827 5,418
Dropbox, Inc. , Class A (b) ................................................. 94,767 2,450
F5, Inc. (b) ............................................................ 11,746 2,747
Fair Isaac Corp. (b) ...................................................... 1,179 2,350
GoDaddy, Inc. , Class A (b) ................................................ 34,553 5,764
Hewlett Packard Enterprise Co. ............................................. 154,600 3,013
Jabil, Inc. ............................................................ 24,124 2,969
KLA Corp. ........................................................... 3,783 2,520
Microsoft Corp. ........................................................ 91,863 37,329
Motorola Solutions, Inc. .................................................. 9,903 4,450
NVIDIA Corp. ......................................................... 335,303 44,515
Qorvo, Inc. (b) ......................................................... 22,163 1,579
QUALCOMM, Inc. ..................................................... 27,066 4,406
TD SYNNEX Corp. ..................................................... 11,993 1,383
VeriSign, Inc. (b) ....................................................... 4,164 736
181,262
Materials (1.6%):
CF Industries Holdings, Inc. ............................................... 11,339 933
LyondellBasell Industries NV , Class A ........................................ 39,529 3,433
Nucor Corp. ........................................................... 20,941 2,970
Packaging Corp. of America ............................................... 1,013 232
Reliance, Inc. .......................................................... 4,645 1,330
Steel Dynamics, Inc. ..................................................... 47,450 6,192
15,090
Real Estate (0.3%):
VICI Properties, Inc. .................................................... 92,410 2,935
Utilities (1.4%):
Consolidated Edison, Inc. ................................................. 6,256 636
DTE Energy Co. ....................................................... 24,460 3,039
Entergy Corp. ......................................................... 28,404 4,396
NiSource, Inc. ......................................................... 71,347 2,509
NRG Energy, Inc. ....................................................... 29,285 2,647
13,227
584,513
Total Common Stocks (Cost $695,592) 940,961
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (b) (e) ........................................... 1,780 —
Total Warrants (Cost $–) —

Victory Portfolios III
Victory Capital Growth Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Bank St Petersburg PJSC ......................................
12/15/2021
$ 410
Detsky Mir PJSC ............................................
9/30/2020
348
Security Description Shares
Value
(000)
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF ............................................. 14,470 $ 1,068
Total Exchange-Traded Funds (Cost $1,110) 1,068
Collateral for Securities Loaned (0.0%)^(a)
United States (0.0%):(a)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (g) ........ 32,000 32
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (g) ............ 32,000 32
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (g) ............... 32,000 32
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (g) . 32,000 32
Total Collateral for Securities Loaned (Cost $128) 128
Total Investments (Cost $696,830) — 99.3% 942,157
Other assets in excess of liabilities — 0.7% 6,083
NET ASSETS - 100.00% $ 948,240
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2024, the fair value of these securities was
$9,196 (thousands) and amounted to 1.0% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of October 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at October 31, 2024 (amounts in thousands):
(g) Rate disclosed is the daily yield on October 31, 2024.
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
October 31, 2024
18
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Capital
Growth Fund
Assets:
Investments, at value (Cost $696,830) $ 942,157 (a)
Foreign currency, at value (Cost $688) 691
Cash 4,481
Receivables:
Dividends, interest, and securities lending income 1,344
Capital shares issued 88
Investments sold 1,793
From Adviser 3
Reclaims 1,136
Prepaid expenses 27
Total Assets 951,720
Liabilities:
Payables:
Collateral received on loaned securities 128
Investments purchased 1,691
Capital shares redeemed 364
Accrued foreign capital gains taxes 313
Accrued expenses and other payables:
Investment advisory fees 647
Administration fees 124
Custodian fees 24
Transfer agent fees 85
Compliance fees 1
Trustees' fees 1
Other accrued expenses 102
Total Liabilities 3,480
Commitments and contingencies (Note 4 )
Net Assets:
Capital 602,150
Total accumulated earnings (loss) 346,090
Net Assets $ 948,240
Net Assets:
Fund Shares $ 945,910
Institutional Shares 2,330
Total $ 948,240
Shares (unlimited number of shares authorized with no par value):
Fund Shares 66,716
Institutional Shares 163
Total 66,879
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 14 .18
Institutional Shares 14 .31
(a) Includes $384 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
19
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Capital
Growth Fund
Investment Income:
Dividends $ 9,929
Interest 131
Securities lending (net of fees) 20
Foreign tax withholding (662)
Total Income 9,418
Expenses:
Investment advisory fees 3,765
Administration fees — Fund Shares 713
Administration fees — Institutional Shares 1
Sub-Administration fees 36
Custodian fees 92
Transfer agent fees — Fund Shares 487
Transfer agent fees — Institutional Shares 1
Trustees' fees 23
Compliance fees 4
Legal and audit fees 25
State registration and filing fees 24
Other expenses 57
Total Expenses 5,228
Expenses waived/reimbursed by Adviser (8)
Net Expenses 5,220
Net Investment Income (Loss) 4,198
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 59,954
Foreign taxes on realized gains (226)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 24,206
Net change in accrued foreign taxes on unrealized gains 277
Net realized/unrealized gains (losses) on investments 84,211
Change in net assets resulting from operations $ 88,409

20
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Capital Growth Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,198 $ 10,451
Net realized gains (losses) 59,728 41,336
Net change in unrealized appreciation/depreciation 24,483 90,994
Change in net assets resulting from operations 88,409 142,781
Distributions to Shareholders:
Fund Shares — (9,128)
Institutional Shares — (21)
Change in net assets resulting from distributions to shareholders — (9,149)
Change in net assets resulting from capital transactions (29,942) (48,299)
Change in net assets 58,467 85,333
Net Assets:
Beginning of period 889,773 804,440
End of period $ 948,240 $ 889,773

21
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Capital Growth Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 21,596 $ 42,640
Distributions reinvested — 9,060
Cost of shares redeemed (51,471) (99,712)
Total Fund Shares $ (29,875) $ (48,012)
Institutional Shares
Proceeds from shares issued $ 281 $ 1,047
Distributions reinvested — 20
Cost of shares redeemed (348) (1,354)
Total Institutional Shares $ (67) $ (287)
Change in net assets resulting from capital transactions $ (29,942) $ (48,299)
Share Transactions:
Fund Shares
Issued 1,554 3,566
Reinvested — 753
Redeemed (3,702) (8,397)
Total Fund Shares (2,148) (4,078)
Institutional Shares
Issued 21 88
Reinvested — 2
Redeemed (25) (117)
Total Institutional Shares (4) (27)
Change in Shares (2,152) (4,105)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Capital Growth Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $12.89 $11.00 $11.30 $13.67 $10.62 $11.36 $12.63
Investment Activities:
Net investment income (loss) 0.06(b) 0.15(b) 0.12(b) 0.19(b) 0.13(b) 0.14(b) 0.16
Net realized and unrealized gains
(losses) 1.23 1.87 0.38 (0.95) 3.28 0.13 (0.48)
Total from Investment
Activities 1.29 2.02 0.50 (0.76) 3.41 0.27 (0.32)
Distributions to Shareholders from:
Net investment income — (0.13) (0.11) (0.16) (0.12) (0.17) (0.17)
Net realized gains — — (0.69) (1.45) (0.24) (0.84) (0.78)
Total Distributions — (0.13) (0.80) (1.61) (0.36) (1.01) (0.95)
Net Asset Value, End of Period $14.18 $12.89 $11.00 $11.30 $13.67 $10.62 $11.36
Total Return(c)(d) 10.01% 18.46% 4.63% (6.74)% 32.74% 2.14% (1.82)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.09% 1.13% 1.16% 1.09% 1.07% 1.12% 1.13%
Net Investment Income (Loss)(e) 0.88% 1.25% 1.49% 1.52% 1.04% 1.35% 1.43%
Gross Expenses(e)(h) 1.09% 1.13% 1.16% 1.09% 1.07% 1.13% 1.13%
Supplemental Data:
Net Assets at end of period (000's) $945,910 $887,600 $802,284 $799,210 $899,767 $755,102 $826,325
Portfolio Turnover(c)( i ) 32% 59% 41% 58% 67%(j) 152%(k) 54%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year transition.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

23
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Capital Growth Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $13.02 $11.10 $11.39 $13.81 $10.66 $11.39 $12.66
Investment Activities:
Net investment income (loss)(b) 0.06 0.15 0.11 0.20 0.15 0.14 0.23
Net realized and unrealized gains
(losses) 1.23 1.89 0.37 (0.95) 3.35 0.14 (0.55)
Total from Investment
Activities 1.29 2.04 0.48 (0.75) 3.50 0.28 (0.32)
Distributions to Shareholders from:
Net investment income — (0.12) (0.08) (0.22) (0.11) (0.17) (0.17)
Net realized gains — — (0.69) (1.45) (0.24) (0.84) (0.78)
Total Distributions — (0.12) (0.77) (1.67) (0.35) (1.01) (0.95)
Net Asset Value, End of Period $14.31 $13.02 $11.10 $11.39 $13.81 $10.66 $11.39
Total Return(c)(d) 9.91% 18.40% 4.50% (6.68)% 33.45% 2.20% (1.77)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.14% 1.16% 1.25% 1.06% 0.77% 1.01% 1.03%
Net Investment Income (Loss)(e) 0.83% 1.22% 1.35% 1.58% 1.30% 1.31% 2.04%
Gross Expenses(e)(h) 1.85% 1.80% 1.83% 1.66% 0.92% 1.01% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $2,330 $2,173 $2,156 $2,251 $1,766 $11,559 $110,430
Portfolio Turnover(c)( i ) 32% 59% 41% 58% 67%(j) 152%(k) 54%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year transition.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
24
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Capital Growth Fund Capital Growth Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
25
(Unaudited)
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of October
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
Capital Growth Fund
Common Stocks ............................................... $ 615,934 $ 325,027 $ —(a) $ 940,961
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 1,068 — — 1,068
Collateral for Securities Loaned ................................... 128 — — 128
Total ....................................................... $ 617,130 $ 325,027 $ —(a) $ 942,157
(a) Zero market value security.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
26
(Unaudited)
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Capital Growth Fund .............................................. $ 384 $ 287 $ 128

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
27
(Unaudited)
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper
Global Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
Excluding U.S. Government
Securities
Purchases Sales
Capital Growth Fund ....................................................................... $ 297,307 $ 319,226
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Capital Growth Fund Fund Shares
Institutional
Shares
in thousands $ 191 $ —(a)
as annual % rate 0.04% 0.04%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
28
(Unaudited)
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
In effect until August 31, 2025
Fund Shares Institutional Shares
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.12% 1.10%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
29
(Unaudited)
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the six month period end.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Capital Growth Fund ...................................... $ 10 $ 10 $ 13 $ 8 $ 41

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
30
(Unaudited)
fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
36843-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Core Plus Intermediate Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
30
Statement of Operations
31
Statements of Changes in Net Assets
32
Financial Highlights
34
Notes to Financial Statements 39

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (19.0%)
ABS Auto (10.3%):
Ally Bank Auto Credit-Linked Notes , Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable
6/15/28 @ 100 (a) ................................................... $ 3,058 $ 3,057
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3 , Class D , 1 .49% , 9/18/26 , Callable 4/18/25 @ 100 ................. 621 610
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ 2,944 2,872
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 6/15/25 @ 100 (a) .............. 2,476 2,458
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 6/15/25 @ 100 (a) ............... 1,517 1,496
Series 2022-A , Class C , 4 .17% , 1/15/31 , Callable 6/15/25 @ 100 (a) ............... 2,200 2,166
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 10/15/27 @ 100 (a) ............. 751 754
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 12/15/27 @ 100 (a) ............. 4,078 4,130
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 12/15/27 @ 100 (a) .............. 748 756
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 12/15/27 @ 100 (a) .............. 1,246 1,259
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A , Class B , 2 .68% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. 4,000 3,941
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 3,250 3,321
Series 2023-3A , Class C , 7 .05% , 2/22/28 (a) ................................ 8,750 8,905
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 7,000 7,102
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 2,811 2,895
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 3,749 3,845
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 7/15/27 @ 100 (a) ... 2,268 2,295
Canadian Pacer Auto Receivables Trust , Series 2021-1A , Class C , 1 .46% , 12/20/27 , Callable
3/19/25 @ 100 (a) ................................................... 2,156 2,124
CarMax Auto Owner Trust ................................................
Series 2020-4 , Class C , 1 .30% , 8/17/26 , Callable 12/15/24 @ 100 ................ 3,450 3,433
Series 2021-2 , Class C , 1 .34% , 2/16/27 , Callable 6/15/25 @ 100 ................. 5,959 5,825
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 10/15/25 @ 100 ................ 3,981 3,846
Series 2021-4 , Class D , 1 .48% , 3/15/28 , Callable 1/15/26 @ 100 ................. 2,831 2,712
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 10/15/26 @ 100 ................ 2,716 2,761
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 4/15/27 @ 100 ................ 3,250 3,272
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 12/15/27 @ 100 ................ 1,822 1,830
Carvana Auto Receivables Trust ............................................
Series 2020-P1 , Class C , 1 .32% , 11/9/26 , Callable 12/8/25 @ 100 ................ 551 529
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 7/10/26 @ 100 ................ 373 358
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 3/10/27 @ 100 ................ 549 519
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 6/10/27 @ 100 ................ 305 293
Series 2021-P2 , Class C , 1 .60% , 6/10/27 , Callable 2/10/27 @ 100 ................ 10,000 9,356
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,742 2,763
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,175 2,215
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 2/25/28 @ 100 (a) .............. 2,776 2,804
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 2/25/28 @ 100 (a) .............. 3,671 3,721
Series 2024-4A , Class C , 5 .46% , 7/25/30 , Callable 4/25/28 @ 100 (a) .............. 2,716 2,757
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 4/25/28 @ 100 (a) ............. 2,535 2,546
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 8/25/28 @ 100 (a) .............. 3,616 3,540
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 8/25/28 @ 100 (a) .............. 1,610 1,560
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 826 828
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 936 941
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,404 1,422
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 11/15/26 @ 100 (a) ............ 1,858 1,889
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 11/15/26 @ 100 (a) ............ 2,874 2,918
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 2,545 2,552
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 2,200 2,199
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 4/15/25 @ 100 (a) .............. 720 716
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 8/15/26 @ 100 (a) .............. 150 155
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 125 130
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 10/15/26 @ 100 (a) ............. 2,911 2,991
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 2,875 2,928
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,724 2,816

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. $ 4,691 $ 4,888
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 4,598 4,674
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,566 3,702
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,207 3,274
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 9/15/25 @ 100 4,748 4,647
DT Auto Owner Trust ....................................................
Series 2020-3A , Class E , 3 .62% , 10/15/27 , Callable 2/15/25 @ 100 (a) ............. 1,381 1,373
Series 2021-3A , Class C , 0 .87% , 5/17/27 , Callable 1/15/26 @ 100 (a) .............. 116 115
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @ 100 (a) ............ 1,436 1,476
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 9/15/28 @ 100 (a) .............. 770 796
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 1,125 1,116
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 6/20/26 @ 100 (a) ............. 2,750 2,790
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 2,057 2,073
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 2,349 2,444
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 7/20/27 @ 100 (a) .............. 3,689 3,710
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 3,291 3,374
FCCU Auto Receivables Trust , Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 1/15/29 @
100 (a) ........................................................... 597 606
First Investors Auto Owner Trust , Series 2021-1A , Class E , 3 .35% , 4/15/27 , Callable 5/15/25
@ 100 (a) ......................................................... 3,981 3,927
Flagship Credit Auto Trust ................................................
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 5/15/25 @ 100 (a) ............... 5,250 5,179
Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 8/15/25 @ 100 (a) ............... 147 147
Ford Credit Auto Lease Trust ..............................................
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 9/15/25 @ 100 ................ 1,080 1,082
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 4/15/26 @ 100 ................. 2,584 2,628
Ford Credit Auto Owner Trust ..............................................
Series 2021-1 , Class C , 1 .91% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 1,708 1,628
Series 2021-1 , Class D , 2 .31% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 1,650 1,569
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 2,250 2,112
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 500 469
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,000 1,972
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,457 2,419
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 4,111 4,144
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,250 10,338
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,940 11,038
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 4,925 5,077
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 2,950 3,044
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,881 1,909
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 9/15/26 @ 100 (a) ............................................ 4,385 4,396
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 8/15/28 @
100 (a) ........................................................... 1,185 1,215
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class C , 1 .11% , 9/15/26 , Callable 3/15/26 @ 100 (a) .............. 384 382
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 9/15/27 @ 100 (a) .............. 2,200 2,248
GLS Auto Select Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 8/15/28 @ 100 (a) .............. 1,381 1,394
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 8/15/29 @ 100 (a) ............. 2,266 2,220
GM Financial Automobile Leasing Trust , Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable
11/20/25 @ 100 .................................................... 1,250 1,256
GM Financial Revolving Receivables Trust , Series 2021-1 , Class C , 1 .67% , 6/12/34 , Callable
9/11/26 @ 100 (a) ................................................... 1,000 936
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 3,050 3,079
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 2,259 2,275
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 10/15/27 @ 100 (a) ............. 982 989
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 10/15/27 @ 100 (a) ............. 940 948
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 12/15/26 @ 100 (a) .............. 3,276 3,295

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 12/15/26 @ 100 (a) ............. $ 2,457 $ 2,473
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,900 1,868
Series 2022-1A , Class C , 2 .63% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,355 1,331
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 3,739 3,761
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 3,038 3,078
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 1,075 1,092
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 2,875 2,918
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 1,112 1,123
Hertz Vehicle Financing III LP , Series 2021-2A , Class C , 2 .52% , 12/27/27 (a) ............ 1,833 1,697
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A , Class C , 2 .05% , 12/26/25 (a) ............................... 556 551
Series 2021-1A , Class D , 3 .98% , 12/26/25 (a) ............................... 4,001 3,981
Series 2022-2A , Class A , 2 .33% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,750 3,495
Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 2,480 2,291
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,211
Series 2022-4A , Class A , 3 .73% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 3,000 2,974
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 5,000 4,934
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable 12/20/27 @ 100 (a) ............. 2,252 2,272
Series 2024-2 , Class B1 , 5 .44% , 10/20/32 , Callable 8/20/28 @ 100 (a) ............. 7,113 7,108
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 10/15/28 @
100 ............................................................. 1,265 1,255
JPMorgan Chase Bank NA ................................................
Series 2021-2 , Class C , 0 .97% , 12/26/28 , Callable 10/25/25 @ 100 (a) ............. 26 26
Series 2021-2 , Class D , 1 .14% , 12/26/28 , Callable 10/25/25 @ 100 (a) ............. 12 12
Series 2021-2 , Class E , 2 .28% , 12/26/28 , Callable 10/25/25 @ 100 (a) ............. 6 6
Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 6/25/25 @ 100 (a) ............... 364 360
Series 2021-3 , Class D , 1 .01% , 2/26/29 , Callable 6/25/25 @ 100 (a) ............... 249 246
Series 2021-3 , Class E , 2 .10% , 2/26/29 , Callable 6/25/25 @ 100 (a) ............... 20 19
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 1/15/26 @ 100 (a) ............. 898 895
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 1/15/26 @ 100 (a) .............. 2,756 2,711
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 6/15/27 @ 100 (a) .............. 2,760 2,776
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 6/15/27 @ 100 (a) ............. 4,600 4,649
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 6/15/27 @ 100 (a) .............. 2,037 2,099
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 8/15/27 @ 100 (a) .............. 4,531 4,555
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 8/15/27 @ 100 (a) .............. 7,300 7,323
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 8/15/27 @ 100 (a) .............. 1,698 1,724
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 4,094 4,166
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 7/15/27 @ 100 (a) ............. 3,794 3,914
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 8/15/27 @ 100 (a) ............. 2,818 2,885
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 8/15/27 @ 100 (a) .............. 3,288 3,384
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 8/15/27 @ 100 (a) .............. 4,696 4,895
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 1/15/28 @ 100 (a) .............. 2,888 2,909
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 4/15/28 @ 100 (a) .............. 2,716 2,747
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 4/15/28 @ 100 (a) ............. 2,716 2,740
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 4/15/28 @ 100 (a) ............. 2,218 2,262
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 11/15/28 @ 100 (a) ............. 2,556 2,517
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 8/20/27 @ 100 (a) .............. 3,691 3,734
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 8/20/27 @ 100 (a) .............. 5,014 5,072
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 8/20/27 @ 100 (a) .............. 7,372 7,502
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 8/20/27 @ 100 (a) .............. 1,358 1,381
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 708 715
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 1,149 1,159
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 1,263 1,276
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 1/15/28 @ 100 (a) ............. 3,145 3,235
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 5,171 5,411

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oscar US Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @
100 (a) ........................................................... $ 527 $ 516
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 4/10/26 @
100 (a) ........................................................... 2,000 1,949
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 6/10/27 @
100 (a) ........................................................... 3,162 3,119
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 4/15/26 @ 100 (a) ............. 3,000 2,983
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 4/15/26 @ 100 (a) ............... 1,382 1,374
Prestige Auto Receivables Trust , Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 7/15/26 @
100 (a) ........................................................... 767 756
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 2/15/26 @ 100 (a) ............... 929 929
Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable 2/15/26 @ 100 (a) ............... 584 585
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 2/15/26 @ 100 (a) ............... 1,551 1,597
Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 263 263
Series 2022-B , Class D , 6 .79% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 340 340
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 471 474
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 1,533 1,548
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 775 780
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 788 795
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 2,781 2,799
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 1,175 1,181
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 5,468 5,542
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 10/15/25 @ 100 (a) . 101 101
Santander Consumer Auto Receivables Trust ...................................
Series 2020-BA , Class D , 2 .14% , 12/15/26 , Callable 8/15/25 @ 100 (a) ............ 729 728
Series 2020-BA , Class E , 4 .13% , 1/15/27 , Callable 8/15/25 @ 100 (a) .............. 1,000 996
Series 2021-AA , Class E , 3 .28% , 3/15/27 , Callable 12/15/25 @ 100 (a) ............. 940 911
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @
100 (a) ........................................................... 1,876 1,905
SBNA Auto Receivables Trust , Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 12/15/27 @
100 (a) ........................................................... 2,749 2,763
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 9/15/27 @ 100 (a) .............. 6,570 6,786
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 9/15/27 @ 100 (a) ............. 3,459 3,578
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 4/15/28 @ 100 (a) ............. 2,716 2,723
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 10/20/27 @ 100 (a) ............. 2,541 2,605
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,841 1,870
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class A4 , 5 .94% , 7/20/27 , Callable 7/20/25 @ 100 (a) .............. 2,950 2,975
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 7/20/25 @ 100 (a) ............... 6,381 6,445
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 10/20/25 @ 100 (a) ............. 1,362 1,383
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 7/20/27 @
100 (a) ........................................................... 2,900 2,949
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 5,234 5,246
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 3,396 3,437
UNIFY Auto Receivables Trust , Series 2021-1A , Class B , 1 .29% , 11/16/26 , Callable 2/15/25
@ 100 (a) ......................................................... 3,180 3,162
United Auto Credit Securitization Trust .......................................
Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable 9/10/26 @ 100 (a) ............... 7,000 7,024
Series 2024-1 , Class B , 6 .57% , 6/10/27 (a) ................................. 4,350 4,399
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 7/15/27 @ 100 (a) .............. 2,509 2,549
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 7/15/27 @ 100 (a) .............. 3,280 3,344
Westlake Automobile Receivables Trust , Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable
6/15/26 @ 100 (a) ................................................... 1,200 1,220
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 2,002 2,013
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,819 2,902
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 3,036 3,123

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ $ 3,425 $ 3,551
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 4,009 4,018
Series 2024-2A , Class A1 , 4 .87% , 6/21/39 (a) ............................... 4,524 4,530
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 4,524 4,459
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 3,366 3,360
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 3,655 3,648
World Omni Auto Receivables Trust , Series 2021-C , Class C , 1 .06% , 4/17/28 , Callable 8/15/25
@ 100 ........................................................... 5,000 4,849
World Omni Select Auto Trust , Series 2021-A , Class C , 1 .09% , 11/15/27 , Callable 10/15/25 @
100 ............................................................. 1,250 1,214
532,498
ABS Card (1.9%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 3,207 3,296
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 3,168 3,201
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/16/29 (a) ....................... 2,282 2,286
Evergreen Credit Card Trust ...............................................
Series 2022-CRT2 , Class B , 6 .56% , 11/15/26 (a) ............................. 2,750 2,751
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 6,600 6,604
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 3,918 3,933
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 2,178 2,187
Series 2024-CRT4 , Class B , 5 .25% , 10/16/28 (a) ............................. 5,295 5,305
Series 2024-CRT4 , Class C , 5 .64% , 10/16/28 (a) ............................. 3,029 3,021
Golden Credit Card Trust .................................................
Series 2021-1A , Class A , 1 .14% , 8/15/28 (a) ................................ 5,000 4,697
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 4,500 4,225
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 2,233 2,081
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 1,719 1,608
Master Credit Card Trust II ................................................
Series 2022-1A , Class C , 2 .27% , 7/21/26 (a) ................................ 1,604 1,591
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 2,575 2,582
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 2,051 2,066
Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ................................ 3,476 3,506
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 1,646 1,716
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 4,190 4,363
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 2,838 2,852
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 2,515 2,527
Synchrony Card Funding LLC .............................................
Series 2022-A1 , Class A , 3 .37% , 4/15/28 , Callable 4/15/25 @ 100 ................ 2,200 2,185
Series 2023-A1 , Class A , 5 .54% , 7/15/29 .................................. 941 954
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 10,200 9,557
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 1,053 1,052
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 2,900 2,877
Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) ................................ 2,702 2,715
Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) ................................ 3,625 3,658
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ 3,319 3,353
Series 2024-1A , Class B , 5 .50% , 12/26/28 (a) ............................... 2,995 3,008
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 1,677 1,684
97,441
ABS Other (6.8%):
Aligned Data Centers Issuer LLC ...........................................
Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 11/15/24 @ 100 (a) ............ 3,000 2,834
Series 2021-1A , Class B , 2 .48% , 8/15/46 , Callable 11/15/24 @ 100 (a) ............. 1,500 1,402
AMSR Trust ..........................................................
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) (b) ............................ 1,800 1,612
Series 2021-SFR1 , Class D , 2 .60% , 6/17/38 (a) (b) ............................ 1,500 1,348
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class C , 1 .75% , 6/21/27 ,
Callable 12/20/24 @ 100 (a) ........................................... 1,672 1,665
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 1,216 1,189

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ $ 1,725 $ 1,728
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,998 2,054
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 563 586
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 2/20/28 @ 100 (a) .............. 1,638 1,656
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 2/20/28 @ 100 (a) .............. 2,616 2,644
Amur Equipment Finance Receivables XIV LLC , Series 2024-2A , Class C , 5 .38% , 7/21/31 ,
Callable 10/20/28 @ 100 (a) ........................................... 4,527 4,556
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 1,890 1,943
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 1,337 1,388
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 1,018 1,061
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 1,666 1,708
Blue Owl Asset Leasing Trust ..............................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 6/15/27 @ 100 (a) .............. 1,615 1,615
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 6/15/27 @ 100 (a) .............. 836 836
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 3,377 3,223
CARS-DB5 LP , Series 2021-1A , Class A2 , 2 .28% , 8/15/51 , Callable 8/15/28 @ 100 (a) ..... 2,087 1,698
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 3,146 3,161
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 4/14/25 @ 100 (a) ............... 4,488 4,397
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 7/14/26 @ 100 (a) ............... 2,493 2,542
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 9/14/27 @ 100 (a) ............... 1,424 1,481
CF Hippolyta Issuer LLC , Series 2021-1A , Class B1 , 1 .98% , 3/15/61 , Callable 11/15/24 @
100 (a) ........................................................... 1,885 1,739
Clarus Capital Funding LLC , Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 3/20/28 @
100 (a) ........................................................... 925 907
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 11/15/25
@ 100 (a) ......................................................... 769 771
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 731 742
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 4,218 4,029
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 11/20/25 @
100 (a) ........................................................... 7,568 6,810
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 10/22/25 @ 100 (a) .............. 2,125 2,154
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 1/22/26 @ 100 (a) ............... 1,975 1,995
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 1/22/26 @ 100 (a) ............... 3,569 3,626
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 6/22/26 @ 100 (a) .............. 1,164 1,188
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 1,237 1,251
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 1,250 1,266
Dext ABS LLC ........................................................
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 5/15/27 @ 100 (a) ............... 8,330 8,502
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 3/15/28 @ 100 (a) ............... 3,476 3,581
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 3/15/28 @ 100 (a) ............... 1,566 1,591
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. 6,000 5,542
Series 2021-1A , Class C , 3 .48% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. 3,000 2,763
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 4,418 4,004
Diamond Resorts Owner Trust , Series 2021-1A , Class B , 2 .05% , 11/21/33 , Callable 7/20/25 @
100 (a) ........................................................... 379 370
DLLAA LLC , Series 2023-1A , Class A2 , 5 .93% , 7/20/26 (a) ........................ 1,358 1,364
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 3/20/29 @ 100 (a) ...... 2,386 2,437
DLLMT LLC , Series 2024-1A , Class A3 , 4 .84% , 8/21/28 , Callable 5/20/28 @ 100 (a) ...... 2,715 2,714
FirstKey Homes Trust ....................................................
Series 2021-SFR2 , Class C , 1 .71% , 9/17/38 (a) (b) ............................ 6,512 6,094
Series 2021-SFR2 , Class D , 2 .06% , 9/17/38 (a) (b) ............................ 4,500 4,227
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) (b) ........................... 2,455 2,333
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2020-2 , Class C , 1 .87% , 9/15/27 ................................... 1,447 1,405

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. $ 3,430 $ 3,455
Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ................................. 3,886 3,912
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. 3,174 3,223
Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) ................................. 4,487 4,406
Frontier Issuer LLC .....................................................
Series 2023-1 , Class A2 , 6 .60% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 9,439 9,613
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 6,585 6,812
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 13,992 14,916
Series 2024-1 , Class A2 , 6 .19% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 2,716 2,769
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 16,618 18,616
FRTKL , Series 2021-SFR1 , Class D , 2 .17% , 9/17/38 (a) (b) ......................... 1,500 1,401
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 8/20/30 @ 100 (a) .............. 1,538 1,598
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 1,411 1,488
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 8/20/30 @ 100 (a) .............. 1,176 1,090
GreatAmerica Leasing Receivables Funding LLC , Series 2024-1 , Class C , 5 .43% , 12/15/31 ,
Callable 2/15/28 @ 100 (a) ............................................ 910 916
HPEFS Equipment Trust ..................................................
Series 2021-2A , Class D , 1 .29% , 3/20/29 , Callable 11/20/24 @ 100 (a) ............. 2,303 2,298
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 4/20/26 @ 100 (a) .............. 4,076 4,103
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 11/20/26 @ 100 (a) ............. 2,350 2,406
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 6/20/27 @ 100 (a) ............. 2,259 2,278
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 1/20/28 @ 100 (a) ............. 3,621 3,647
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,940 1,964
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @ 100 (a) ............ 1,256 1,241
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 5/15/28 @ 100 (a) ............. 1,765 1,784
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 8/15/27 @ 100 (a) ............. 1,882 1,898
Series 2024-1A , Class A2 , 4 .99% , 8/18/31 , Callable 8/16/28 @ 100 (a) ............. 2,715 2,711
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 3,682 3,503
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 2,348 2,385
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 9/13/29 @ 100 (a) .............. 3,773 3,800
MVW LLC , Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 12/20/26 @ 100 (a) ...... 359 340
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 11/20/24 @ 100 (a) ............ 6,097 5,571
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 11/20/24 @ 100 (a) ............ 1,832 1,622
NMEF Funding LLC ....................................................
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 6/15/28 @ 100 (a) ............. 4,522 4,527
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 6/15/28 @ 100 (a) .............. 3,217 3,202
NP SPE II LLC , Series 2017-1A , Class A2 , 4 .22% , 10/21/47 (a) ...................... 5,875 5,664
NP SPE X LP ..........................................................
Series 2019-2A , Class A2 , 3 .10% , 11/19/49 (a) .............................. 1,748 1,616
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) .............................. 2,110 2,029
Pawnee Equipment Receivables LLC , Series 2021-1 , Class B , 1 .82% , 7/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 1,637 1,618
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 8/15/26 @ 100 (a) ............. 1,139 1,153
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 8/15/26 @ 100 (a) ............. 461 472
Progress Residential Trust .................................................
Series 2021-SFR3 , Class D , 2 .29% , 5/17/26 (a) (b) ............................ 2,000 1,913
Series 2021-SFR4 , Class C , 2 .04% , 5/17/38 (a) (b) ............................ 2,351 2,239
Series 2021-SFR4 , Class D , 2 .31% , 5/17/38 (a) (b) ............................ 2,500 2,406
Series 2021-SFR5 , Class D , 2 .11% , 7/17/38 (a) (b) ............................ 2,000 1,907
Series 2021-SFR6 , Class D , 2 .23% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 3,000 2,874
Series 2021-SFR7 , Class B , 1 .94% , 8/17/40 (a) (b) ............................ 3,250 2,893
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A , Class A2 , 4 .99% , 9/15/49 , Callable 9/15/27 @ 100 (a) ............. 5,195 5,117
Series 2024-1A , Class B , 5 .78% , 9/15/49 , Callable 9/15/27 @ 100 (a) .............. 1,400 1,373
SCF Equipment Leasing LLC ..............................................
Series 2021-1A , Class B , 1 .37% , 8/20/29 , Callable 7/20/25 @ 100 (a) .............. 156 155
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 7/20/25 @ 100 (a) .............. 817 798

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-2A , Class C , 6 .50% , 8/20/32 , Callable 8/20/29 @ 100 (a) .............. $ 2,356 $ 2,440
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 8/20/29 @ 100 (a) ............. 2,144 2,185
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 8/20/30 @ 100 (a) ............. 2,347 2,420
Sotheby's Artfi Master Trust , Series 2024-1A , Class A1 , 6 .43% , 12/22/31 (a) ............. 100 101
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @
100 (a) ........................................................... 3,166 3,192
Tricon Residential Trust ..................................................
Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @ 100 (a) (b) .......... 1,800 1,788
Series 2024-SFR4 , Class A , 4 .30% , 11/17/29 (a) (b) ........................... 2,309 2,309
Trinity Rail Leasing LLC .................................................
Series 2019-1A , Class A , 3 .82% , 4/17/49 , Callable 11/17/24 @ 100 (a) ............. 3,027 2,952
Series 2021-1A , Class A , 2 .26% , 7/19/51 , Callable 11/19/24 @ 100 (a) ............. 866 783
Series 2022-1A , Class A , 4 .55% , 5/19/52 , Callable 11/21/24 @ 100 (a) ............. 2,298 2,209
Vantage Data Centers Issuer LLC , Series 2020-1A , Class A2 , 1 .65% , 9/15/45 , Callable
11/15/24 @ 100 (a) .................................................. 586 568
Vantage Data Centers LLC , Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 9/15/25 @
100 (a) ........................................................... 9,000 8,158
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 4,500 3,930
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 3,263 3,089
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 7,500 6,950
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 2,074 2,087
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 1,511 1,524
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 340 345
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 1,115 1,132
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............. 1,077 1,104
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 10/12/28 @ 100 (a) ........... 2,568 2,592
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 10/12/28 @ 100 (a) ............ 793 796
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 10/12/28 @ 100 (a) ............ 661 673
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 10/12/28 @ 100 (a) ............ 819 815
Verizon Master Trust ....................................................
Series 2023-2 , Class A , 4 .89% , 4/13/28 , Callable 4/20/25 @ 100 ................. 1,871 1,872
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 3,866 3,895
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,145 1,163
Series 2024-4 , Class C , 5 .60% , 6/20/29 , Callable 6/20/26 @ 100 ................. 814 820
Series 2024-7 , Class C , 4 .84% , 8/20/32 , Callable 8/20/29 @ 100 (a) ............... 6,425 6,361
Wingspire Equipment Finance LLC , Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable
10/20/27 @ 100 (a) .................................................. 1,447 1,412
349,119
Agency ABS Other (0.0%):(c)
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 6 .00% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 1/25/25 @
100 (d) ........................................................... 303 286
Series 2012-6 , Class B , 5 .97% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 9/25/29 @ 100 (d) 2,500 2,345
2,631
Total Asset-Backed Securities (Cost $982,802)
a
a
a
981,689
Collateralized Loan Obligations (2.5%)
Cash Flow CLO (2.5%):
720 East CLO IV Ltd. , Series 2024-1A , Class A2 , 6 .46% ( TSFR3M + 180 bps ) , 4/15/37 ,
Callable 4/15/26 @ 100 (a) (d) .......................................... 2,767 2,773
720 East CLO Ltd. ......................................................
Series 2022-1A , Class B , 7 .87% ( TSFR3M + 325 bps ) , 1/20/36 , Callable 1/20/25 @
100 (a) (d) ......................................................... 4,650 4,682
Series 2022-1A , Class C , 8 .87% ( TSFR3M + 425 bps ) , 1/20/36 , Callable 1/20/25 @
100 (a) (d) ......................................................... 6,000 6,031
Series 2023-2A , Class A2 , 6 .81% ( TSFR3M + 215 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (d) ......................................................... 3,755 3,767

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-2A , Class D , 9 .81% ( TSFR3M + 515 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (d) ......................................................... $ 2,816 $ 2,898
Series 2023-IA , Class B , 7 .16% ( TSFR3M + 250 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (d) ......................................................... 3,000 3,017
Series 2023-IA , Class D , 10 .51% ( TSFR3M + 585 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (d) ......................................................... 5,750 5,831
AIMCO CLO Ltd. ......................................................
Series 2022-17A , Class XR , 5 .78% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/22/26 @
100 (a) (d) ......................................................... 3,417 3,419
Series 2023-20A , Class B1 , 6 .85% ( TSFR3M + 220 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (d) ......................................................... 2,822 2,847
Series 2023-20A , Class C1 , 7 .35% ( TSFR3M + 270 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (d) ......................................................... 2,822 2,859
Barrow Hanley CLO I Ltd. ................................................
Series 2023-1A , Class A1 , 6 .92% ( TSFR3M + 230 bps ) , 4/20/35 , Callable 1/20/25 @
100 (a) (d) ......................................................... 4,600 4,629
Series 2023-1A , Class A2 , 7 .27% ( TSFR3M + 265 bps ) , 4/20/35 , Callable 1/20/25 @
100 (a) (d) ......................................................... 7,500 7,590
Series 2023-1A , Class C , 8 .62% ( TSFR3M + 400 bps ) , 4/20/35 , Callable 1/20/25 @
100 (a) (d) ......................................................... 1,825 1,830
Series 2023-1A , Class D , 10 .78% ( TSFR3M + 616 bps ) , 4/20/35 , Callable 1/20/25 @
100 (a) (d) ......................................................... 7,300 7,379
Barrow Hanley CLO II Ltd. ...............................................
Series 2023-2A , Class C , 8 .78% ( TSFR3M + 350 bps ) , 10/20/35 , Callable 1/20/25 @
100 (a) (d) ......................................................... 2,816 2,905
Series 2023-2A , Class D1 , 11 .03% ( TSFR3M + 575 bps ) , 10/20/35 , Callable 1/20/25 @
100 (a) (d) ......................................................... 4,224 4,269
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 4/24/25 @
100 (a) ........................................................... 3,750 3,734
Dryden CLO Ltd. , Series 2023-102A , Class A2 , 6 .66% ( TSFR3M + 200 bps ) , 10/15/36 , Callable
10/15/25 @ 100 (a) (d) ................................................ 1,690 1,698
Flatiron CLO Ltd. , Series 2018-1A , Class A , 5 .86% ( TSFR3M + 121 bps ) , 4/17/31 , Callable
1/17/25 @ 100 (a) (d) ................................................. 1,098 1,100
Golub Capital Partners CLO Ltd. , Series 2023-68A , Class B , 7 .43% ( TSFR3M + 280 bps ) ,
7/25/36 , Callable 7/25/25 @ 100 (a) (d) .................................... 2,345 2,366
LCM Ltd. , Series 36A , Class A2 , 6 .32% ( TSFR3M + 166 bps ) , 1/15/34 , Callable 1/15/25 @
100 (a) (d) ......................................................... 3,000 2,961
Magnetite XXXV Ltd. , Series 2022-35A , Class AR , 6 .28% ( TSFR3M + 165 bps ) , 10/25/36 ,
Callable 10/25/25 @ 100 (a) (d) ......................................... 4,705 4,734
Mountain View CLO Ltd. , Series 2013-1A , Class CRR , 7 .12% ( TSFR3M + 246 bps ) , 10/12/30 ,
Callable 1/12/25 @ 100 (a) (d) .......................................... 4,000 4,005
Neuberger Berman Loan Advisers CLO Ltd. , Series 2018-29A , Class B2 , 4 .60% , 10/19/31 ,
Callable 1/19/25 @ 100 (a) ............................................ 5,000 4,913
NGC Ltd. , Series 2024-1A , Class X , 6 .45% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/20/26 @
100 (a) (d) ......................................................... 3,625 3,618
Oaktree CLO Ltd. , Series 2023-1A , Class B , 7 .21% ( TSFR3M + 255 bps ) , 4/15/36 , Callable
4/15/25 @ 100 (a) (d) ................................................. 2,250 2,262
Octagon 68 Ltd. , Series 2023-1A , Class X , 5 .92% ( TSFR3M + 130 bps ) , 10/20/36 , Callable
10/20/25 @ 100 (a) (d) ................................................ 4,311 4,312
Palmer Square Loan Funding Ltd. ...........................................
Series 2022-2A , Class A2 , 6 .56% ( TSFR3M + 190 bps ) , 10/15/30 , Callable 1/15/25 @
100 (a) (d) ......................................................... 3,000 3,008
Series 2024-3A , Class A2 , 6 .81% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 8/8/25 @
100 (a) (d) ......................................................... 3,625 3,631
Trestles CLO IV Ltd. , Series 2021-4A , Class B2 , 2 .72% , 7/21/34 , Callable 1/21/25 @ 100 (a) . 1,000 882
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 7 .36% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
1/18/25 @ 100 (a) (d) ................................................. 5,000 5,007
Venture CLO Ltd. ......................................................
Series 2023-47A , Class AJ , 6 .92% ( TSFR3M + 230 bps ) , 4/20/36 , Callable 4/20/25 @
100 (a) (d) ......................................................... 2,806 2,816
Series 2023-48A , Class B1 , 7 .37% ( TSFR3M + 275 bps ) , 10/20/36 , Callable 10/20/25 @
100 (a) (d) ......................................................... 3,053 3,097

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-49A , Class X , 5 .97% ( TSFR3M + 135 bps ) , 4/20/37 , Callable 4/20/26 @
100 (a) (d) ......................................................... $ 1,932 $ 1,935
Series 2024-50A , Class X , 6 .01% ( TSFR3M + 125 bps ) , 10/20/37 , Callable 10/20/26 @
100 (a) (d) ......................................................... 3,622 3,622
126,427
Total Collateralized Loan Obligations (Cost $125,755)
a
a
a
126,427
Collateralized Mortgage Obligations (9.1%)
Agency CMO Other (0.4%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 3,667 3,680
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 7,079 6,896
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 2,164 2,163
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,484 2,163
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 4,334 4,332
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 2,677 2,676
21,910
Agency Commercial MBS (2.4%):
Federal Home Loan Mortgage Corporation .....................................
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 17,412 14,799
Series K141 , Class A2 , 2 .25% , 2/25/32 ................................... 15,660 13,360
Series K142 , Class A2 , 2 .40% , 3/25/32 ................................... 17,736 15,257
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 5,065 4,339
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 10,000 8,614
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 20,137 17,480
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 7,631 6,781
Series K147 , Class A2 , 3 .00% , 6/25/32 (e) ................................. 10,994 9,819
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 13,418 12,414
Series K159 , Class A2 , 4 .50% , 7/25/33 (e) ................................. 17,895 17,630
Federal National Mortgage Association , Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (e) ..... 2,035 1,969
122,462
Commercial MBS (6.3%):
AOA Mortgage Trust ....................................................
Series 2021-1177 , Class B , 6 .09% ( TSFR1M + 129 bps ) , 10/15/38 (a) (b) (d) ........... 3,000 2,790
Series 2021-1177 , Class D , 6 .74% ( TSFR1M + 194 bps ) , 10/15/38 (a) (b) (d) ........... 10,600 9,313
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class C , 3 .60% , 5/15/53 , Callable 5/15/30 @ 100 (a) (e) .......... 1,500 1,311
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (e) .......... 5,150 4,237
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (e) ........................... 1,450 1,393
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) (e) ........................... 1,310 1,228
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) (e) ........................... 12,860 11,865
BAMLL Commercial Mortgage Securities Trust , Series 2015-200P , Class D , 3 .60% , 4/14/33 ,
Callable 4/14/25 @ 100 (a) (b) (e) ........................................ 7,485 7,319
BANK , Series 2017-BNK4 , Class AS , 3 .78% , 5/15/50 , Callable 4/15/27 @ 100 .......... 5,000 4,756
BBCCRE Trust , Series 2015-GTP , Class A , 3 .97% , 8/10/33 , Callable 5/10/25 @ 100 (a) (b) ... 5,935 5,812
BBCMS Mortgage Trust ..................................................
Series 2020-BID , Class C , 8 .56% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b) (d) ........... 3,781 3,772
Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @ 100 (e) ............ 1,622 1,488
Benchmark Mortgage Trust ................................................
Series 2019-B14 , Class AS , 3 .35% , 12/15/62 , Callable 11/15/29 @ 100 ............ 5,000 4,368
Series 2021-B25 , Class 300D , 2 .99% , 4/15/54 , Callable 4/15/31 @ 100 (a) (e) ........ 2,417 1,134
Series 2022-B36 , Class XA , 0 .64% , 7/15/55 , Callable 6/15/32 @ 100 (b) (e) ......... 40,627 1,776
BPR Trust ............................................................
Series 2021-TY , Class B , 6 .07% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) (d) ............. 750 740
Series 2021-TY , Class C , 6 .62% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (d) ............. 1,388 1,371
Series 2021-TY , Class D , 7 .27% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) (d) ............. 2,752 2,727
Series 2022-OANA , Class A , 6 .70% ( TSFR1M + 190 bps ) , 4/15/37 (a) (b) (d) .......... 4,500 4,518

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-OANA , Class D , 8 .50% ( TSFR1M + 370 bps ) , 4/15/37 (a) (b) (d) .......... $ 9,500 $ 9,511
Series 2022-STAR , Class A , 8 .04% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (d) ........... 2,804 2,792
BX Commercial Mortgage Trust ............................................
Series 2021-VOLT , Class B , 5 .87% ( TSFR1M + 106 bps ) , 9/15/36 (a) (b) (d) ........... 216 214
Series 2022-CSMO , Class C , 8 .69% ( TSFR1M + 389 bps ) , 6/15/27 (a) (b) (d) .......... 7,500 7,537
Series 2022-CSMO , Class D , 9 .14% ( TSFR1M + 434 bps ) , 6/15/27 (a) (b) (d) .......... 2,400 2,414
Series 2023-XL3 , Class A , 6 .57% ( TSFR1M + 176 bps ) , 12/9/40 (a) (b) (d) ............ 151 151
BX Mortgage Trust , Series 2021-PAC , Class B , 5 .82% ( TSFR1M + 101 bps ) , 10/15/36 (a) (b) (d) 3,250 3,207
BX Trust .............................................................
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 3,000 2,790
Series 2022-CLS , Class C , 6 .79% , 10/13/27 (a) (b) ............................ 2,500 2,275
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (b) (e) .......................... 5,545 4,494
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (e) .......................... 3,750 2,940
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (e) .......................... 5,750 4,121
CAMB Commercial Mortgage Trust , Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable
11/10/31 @ 100 (a) (b) ................................................ 2,000 1,631
COMM Mortgage Trust ..................................................
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (e) ........... 3,280 3,242
Series 2015-PC1 , Class B , 4 .27% , 7/10/50 , Callable 6/10/25 @ 100 (e) ............. 3,399 3,336
Series 2020-CBM , Class A2 , 2 .90% , 2/10/37 , Callable 2/10/25 @ 100 (a) (b) ......... 2,660 2,631
Series 2020-CBM , Class C , 3 .40% , 2/10/37 , Callable 2/10/25 @ 100 (a) (b) .......... 9,700 9,562
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (b) .......... 1,075 880
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (b) ............................ 3,622 3,734
Series 2024-277P , Class B , 7 .00% , 8/10/44 (a) (b) (e) .......................... 453 469
CSMC Trust ..........................................................
Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (b) ........................... 1,950 1,761
Series 2019-UVIL , Class C , 3 .28% , 12/15/41 (a) (b) (e) ......................... 5,000 4,363
Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (b) ......... 2,500 1,964
DBJPM Mortgage Trust ..................................................
Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 ............... 580 565
Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @ 100 (a) (b) ........... 5,000 2,223
Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @ 100 (a) (b) ........... 2,500 384
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 6 .54% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(d) ............................................................. 2,750 2,733
GS Mortgage Securities Corp. Trust ..........................................
Series 2019-GSA1 , Class A4 , 3 .05% , 11/10/52 , Callable 11/10/29 @ 100 ........... 4,000 3,665
Series 2019-GSA1 , Class AS , 3 .34% , 11/10/52 , Callable 11/10/29 @ 100 ........... 5,000 4,460
Series 2020-UPTN , Class B , 2 .95% , 2/10/37 , Callable 2/10/25 @ 100 (a) (b) ......... 1,735 1,724
Series 2023-SHIP , Class C , 5 .51% , 9/10/38 (a) (b) (e) .......................... 1,882 1,862
Hilton USA Trust .......................................................
Series 2016-HHV , Class B , 4 .19% , 11/5/38 (a) (b) (e) .......................... 4,650 4,520
Series 2016-HHV , Class C , 4 .19% , 11/5/38 (a) (b) (e) .......................... 824 799
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) (b) ........ 12,233 12,103
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 8,865 8,469
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) (b) ............................ 1,906 1,728
Series 2019-30HY , Class D , 3 .44% , 7/10/39 (a) (b) (e) .......................... 4,947 4,273
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (e) ......................... 4,960 4,419
Series 2019-55HY , Class D , 2 .94% , 12/10/41 (a) (b) (e) ......................... 5,672 4,742
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .65% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (d) .................................................... 2,172 2,165
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2 , Class C , 8 .30% ( TSFR1M + 349 bps ) , 10/15/39 (a) (b) (d) .......... 1,900 1,848
Series 2022-LPFX , Class C , 3 .82% , 3/15/32 (a) (b) (e) .......................... 2,500 2,034
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2013-C10 , Class C , 4 .07% , 12/15/47 , Callable 1/15/25 @ 100 (e) ............ 1,513 1,443
Series 2019-OSB , Class A , 3 .40% , 6/5/39 , Callable 6/5/29 @ 100 (a) (b) ............ 5,000 4,547
Series 2019-OSB , Class C , 3 .75% , 6/5/39 , Callable 6/5/29 @ 100 (a) (b) (e) .......... 2,436 2,174
Series 2019-OSB , Class D , 3 .78% , 6/5/39 , Callable 6/5/29 @ 100 (a) (b) (e) .......... 2,000 1,737
Series 2021-2NU , Class D , 2 .08% , 1/5/40 (a) (b) ............................. 2,700 1,996
Series 2021-2NU , Class XA , 0 .09% , 1/5/40 (a) (b) (e) .......................... 226,300 600
Jackson Park Trust ......................................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2019-LIC , Class A , 2 .77% , 10/14/39 (a) (b) ............................ $ 5,000 $ 4,416
Series 2019-LIC , Class C , 3 .13% , 10/14/39 (a) (b) (e) .......................... 5,000 4,265
JW Commercial Mortgage Trust , Series 2024-MRCO , Class A , 6 .41% ( TSFR1M + 162 bps ) ,
6/15/39 (a) (b) (d) .................................................... 2,716 2,711
LBA Trust , Series 2024-7IND , Class B , 6 .55% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (d) ...... 2,059 2,058
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (e) ....................................................... 4,351 4,269
Life BMR Mortgage Trust , Series 2022-BMR2 , Class C , 6 .90% ( TSFR1M + 209 bps ) , 5/15/39 ,
Callable 5/15/25 @ 100 (a) (b) (d) ........................................ 2,250 2,132
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ............................ 8,617 7,885
Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (b) (e) .......................... 2,703 2,463
Series 2020-1MW , Class C , 2 .33% , 9/10/39 (a) (b) (e) .......................... 5,000 4,519
Series 2020-1MW , Class D , 2 .33% , 9/10/39 (a) (b) (e) .......................... 6,475 5,755
MHC Commercial Mortgage Trust , Series 2021-MHC , Class D , 6 .52% ( TSFR1M + 172 bps ) ,
4/15/38 (a) (b) (d) .................................................... 1,600 1,591
MHC Trust , Series 2021-MHC2 , Class D , 6 .42% ( TSFR1M + 161 bps ) , 5/15/38 (a) (b) (d) ..... 1,520 1,510
MHP , Series 2022-MHIL , Class D , 6 .42% ( TSFR1M + 161 bps ) , 1/15/27 (a) (b) (d) .......... 2,279 2,251
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class C , 2 .81% , 11/9/43 (a) (b) ........ 2,750 1,875
MTN Commercial Mortgage Trust , Series 2022-LPFL , Class C , 7 .20% ( TSFR1M + 239 bps ) ,
3/15/39 (a) (b) (d) .................................................... 3,000 2,982
NRTH Mortgage Trust , Series 2024-PARK , Class A , 6 .45% ( TSFR1M + 164 bps ) , 3/15/39 (a) (b)
(d) ............................................................. 2,976 2,976
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (b) ................ 5,182 4,522
ONE Mortgage Trust , Series 2021-PARK , Class D , 6 .42% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b)
(d) ............................................................. 5,000 4,762
ORL Trust , Series 2023-GLKS , Class A , 7 .15% ( TSFR1M + 235 bps ) , 10/19/36 (a) (b) (d) ..... 1,880 1,884
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (b) ..................... 2,357 2,326
SHR Trust ............................................................
Series 2024-LXRY , Class B , 7 .25% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (d) .......... 4,487 4,492
Series 2024-LXRY , Class D , 8 .40% ( TSFR1M + 360 bps ) , 10/15/41 (a) (b) (d) .......... 1,122 1,125
SLG Office Trust .......................................................
Series 2021-OVA , Class B , 2 .71% , 7/15/41 (a) (b) ............................ 4,000 3,322
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) (b) ............................ 4,000 3,292
SREIT Trust , Series 2021-MFP2 , Class D , 6 .49% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) (d) .... 1,000 991
TTAN , Series 2021-MHC , Class D , 6 .67% ( TSFR1M + 186 bps ) , 3/15/38 (a) (b) (d) .......... 1,389 1,379
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-NXS3 , Class B , 4 .50% , 9/15/57 , Callable 10/15/25 @ 100 (e) ........... 2,000 1,966
Series 2015-NXS4 , Class AS , 3 .97% , 12/15/48 , Callable 11/15/25 @ 100 ........... 3,500 3,436
Series 2015-NXS4 , Class B , 4 .22% , 12/15/48 , Callable 11/15/25 @ 100 (e) .......... 5,000 4,867
Series 2018-AUS , Class A , 4 .06% , 8/17/36 (a) (b) (e) .......................... 4,200 4,028
Series 2020-C56 , Class AS , 3 .11% , 6/15/53 , Callable 4/15/30 @ 100 .............. 2,000 1,724
Series 2021-SAVE , Class D , 7 .42% ( TSFR1M + 261 bps ) , 2/15/40 (a) (b) (d) ........... 1,200 1,185
324,109
Private CMO Floating (0.0%):(c)
Structured Asset Mortgage Investments II Trust , Series 2005-AR5 , Class B1 , 5 .62%
( TSFR1M + 86 bps ) , 7/19/35 , Callable 11/19/24 @ 100 (d) ....................... 361 229
Total Collateralized Mortgage Obligations (Cost $497,034)
a
a
a
468,710
Shares
Preferred Stocks (0.3%)
Consumer Staples (0.2%):
CHS, Inc. , Series 2 , 7 .10% (f) .............................................. 400,000 10,352
Financials (0.1%):
Citigroup Capital XIII , 11 .22% ( TSFR3M + 663 bps ) , 10/30/40 (d) ..................... 87,500 2,650
U.S. Bancorp , Series A , 5 .94% ( TSFR3M + 128 bps ) (d) (f) ........................... 5,000 4,337
6,987
Total Preferred Stocks (Cost $15,932)
a
a
a
17,339

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Senior Secured Loans (1.8%)
Communication Services (0.0%):(c)
Cincinnati Bell, Inc., Term B2, First Lien , 8 .10% ( SOFR01M + 325 bps ) , 11/22/28 (d) ....... $ 486 $ 486
Consumer Discretionary (0.5%):
Academy Ltd., Refinancing Term Loans, First Lien , 8 .59% ( SOFR01M + 375 bps ) , 11/5/27 (d) . 111 111
Alterra Mountain Co., Term Loan B-4, First Lien , 8 .10% ( SOFR01M + 325 bps ) , 8/17/28 (d) .. 429 429
Aramark Services, Inc., Term Loan B8, First Lien , 6 .85% ( SOFR01M + 200 bps ) , 6/24/30 (d) .. 463 463
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien , 8 .59% ( SOFR01M + 375 bps ) ,
5/12/31 (d) ........................................................ 436 437
BJ's Wholesale Club, Inc., Term Loan B, First Lien , 2/5/29 (g) ....................... 825 828
Burlington Coat Factory Warehouse Corp. , 6 .60% ( SOFR01M + 175 bps ) , 9/24/31 (d) ....... 4,825 4,816
Carnival Corp., 2027 Term Loan, First Lien , 7 .60% ( SOFR01M + 275 bps ) , 8/9/27 (d) ....... 481 482
Carnival Corp., 2028 Term Loan, First Lien , 7 .60% ( SOFR01M + 275 bps ) , 10/18/28 (d) ..... 2,382 2,385
Charter Communications Operating LLC, Term B2, First Lien , 6 .34% ( SOFR03M + 175 bps ) ,
2/1/27 (d) ......................................................... 3,681 3,676
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 8 .37%
( SOFR03M + 375 bps ) , 10/20/27 (d) ....................................... 82 83
Flutter Entertainment PLC, Term B Loans, First Lien , 6 .60% ( SOFR03M + 200 bps ) ,
11/25/30 (d) ....................................................... 1,390 1,388
Four Seasons Hotels Ltd., TLB, First Lien , 6 .61% ( SOFR01M + 175 bps ) , 11/30/29 (d) ....... 3,341 3,337
Great Outdoors Group LLC, Term B1, First Lien , 8 .60% ( SOFR01M + 375 bps ) , 3/6/28 (d) ... 154 154
Light & Wonder International, Inc., Term B-2 Loans, First Lien , 7 .03% ( SOFR01M + 225 bps ) ,
4/16/29 (d) ........................................................ 978 976
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 3/3/28 (g) ............ 4,240 4,023
Topgolf Callaway Brands Corp., Initial Term Loans, First Lien , 7 .85% ( SOFR01M + 300 bps ) ,
3/18/30 (d) ........................................................ 1,890 1,878
Travel + Leisure Co., 2023 Incremental Term Loans, First Lien , 7 .99% ( SOFR01M + 325 bps ) ,
12/14/29 (d) ....................................................... 985 987
United Airlines, Inc., Class B Term Loan, First Lien , 7 .38% ( SOFR03M + 275 bps ) , 2/22/31 (d) 1,493 1,494
27,947
Consumer Staples (0.1%):
Kronos Acquisition Holdings, Inc., Initial Loans, First Lien , 8 .64% , 7/8/31 , Callable 12/5/24 @
101 ............................................................. 1,175 1,102
US Foods, Inc., Term Loan B, First Lien , 6 .60% ( SOFR01M + 175 bps ) , 9/26/31 (d) ......... 6,200 6,216
7,318
Financials (0.8%):
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 8 .53%
( SOFR06M + 375 bps ) , 2/18/31 (d) ........................................ 2,966 2,970
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 8 .35%
( SOFR03M + 375 bps ) , 2/18/31 (d) ........................................ 184 184
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien , 6 .66% ( SOFR03M + 200 bps ) ,
10/1/31 (d) ........................................................ 4,700 4,686
Asplundh Tree Expert LLC, Term Loan B, First Lien , 6 .60% ( SOFR01M + 175 bps ) , 5/8/31 (d) . 2,566 2,565
Boost Newco Borrower LLC, Initial USD Term Loan, First Lien , 7 .10% ( SOFR03M + 250 bps ) ,
1/31/31 (d) ........................................................ 3,300 3,306
Broadstreet Partners, Inc., Term Loan B4, First Lien , 8 .10% ( SOFR01M + 325 bps ) , 6/16/31 (d) 998 996
CQP Holdco LP, Term Loan B, First Lien , 6 .85% ( SOFR03M + 225 bps ) , 12/31/30 (d) ....... 882 881
Delta 2 (Lux) SARL, Incremental TLB2, First Lien , 9/10/31 (g) ...................... 350 350
Delta 2 (Lux) SARL, Term B1, First Lien , 6 .60% ( SOFR03M + 200 bps ) , 9/10/31 (d) ........ 750 749
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 8 .54% ( SOFR01M + 375 bps ) ,
1/29/29 (d) ........................................................ 478 478
Focus Financial Partners LLC, 2024 Delayed Draw Term Loan Commitment, First Lien ,
9/11/31 (g) ........................................................ 97 97
IRB Holding Corp., Term B, First Lien , 7 .60% ( SOFR01M + 275 bps ) , 12/15/27 (d) ......... 733 732
Jefferies Finance PLC, Initial Term Loan, First Lien , 7 .76% ( SOFR01M + 300 bps ) , 10/21/31 (d) 8,900 8,811
Medline Borrower LP, Initial Term Loan, First Lien , 7 .60% ( SOFR01M + 275 bps ) , 10/23/28 (d) 191 191
Oculus Acquisition Corp., Initial Term Loan, First Lien , 8 .75% ( SOFR03M + 350 bps ) ,
11/8/27 (d) ........................................................ 2,709 2,714
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien , 8 .36% ( SOFR03M + 350 bps ) ,
6/30/31 (d) ........................................................ 900 899

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
OneDigital Borrower LLC, Initial Term Loans, First Lien , 8 .10% ( SOFR01M + 325 bps ) ,
7/2/31 (d) ......................................................... $ 1,820 $ 1,816
Polaris Newco LLC, Dollar Term Loan, First Lien , 9 .25% ( SOFR03M + 400 bps ) , 6/2/28 (d) .. 235 233
R1 RCM, Inc., Initial Term Loan B, First Lien , 7 .85% ( SOFR01M + 300 bps ) , 6/21/29 (d) .... 2,630 2,607
Ryan Specialty Group LLC, Term Loan B1, First Lien , 7 .10% ( SOFR01M + 225 bps ) ,
9/15/31 (d) ........................................................ 500 499
Truist Insurance Holdings LLC, Initial Term Loans, First Lien , 7 .85% ( SOFR03M + 325 bps ) ,
5/6/31 (d) ......................................................... 1,225 1,226
Whatabrands LLC, 2024 Term B Facility, First Lien , 7 .60% ( SOFR01M + 275 bps ) , 8/3/28 (d) . 177 177
37,167
Industrials (0.1%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien , 9 .37% ( SOFR03M + 475 bps ) ,
4/20/28 (d) ........................................................ 659 677
Arcosa, Inc., Initial Term Loans, First Lien , 7 .09% ( SOFR01M + 225 bps ) , 8/15/31 (d) ....... 1,750 1,754
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien , 8 .35% ( SOFR03M + 375 bps ) ,
6/9/31 (d) ......................................................... 48 48
Janus International Group LLC, TLB, First Lien , 7 .35% ( SOFR01M + 250 bps ) , 8/5/30 (d) .... 192 190
MKS Instruments, Inc., 2024-1 Dollar Term B Loans, First Lien , 6 .99% ( SOFR01M + 225 bps ) ,
8/17/29 (d) ........................................................ 2,504 2,504
The GEO Group, Inc., Term Loan, First Lien , 4/16/29 (g) ........................... 1,975 2,009
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien , 8 .10%
( SOFR01M + 325 bps ) , 3/3/28 (d) ......................................... 459 455
7,637
Information Technology (0.2%):
BCPE Pequod Buyer Inc., Term Loan, First Lien , 9/20/31 (g) ........................ 3,300 3,298
Open Text Corp., TLB, First Lien , 7 .10% ( SOFR01M + 225 bps ) , 1/31/30 (d) .............. 4,625 4,638
Proofpoint, Inc., Term Loan, First Lien , 7 .85% ( SOFR01M + 300 bps ) , 8/31/28 (d) .......... 471 472
8,408
Materials (0.1%):
The Chemours Co., TLB, First Lien , 8 .35% ( SOFR01M + 350 bps ) , 8/18/28 (d) ............ 3,259 3,263
Total Senior Secured Loans (Cost $91,993)
a
a
a
92,226
Corporate Bonds (16.8%)
Communication Services (1.2%):
AT&T, Inc. , 4 .50% , 5/15/35 , Callable 11/15/34 @ 100 ............................ 2,500 2,343
Charter Communications Operating LLC/Charter Communications Operating Capital
5 .38% , 4/1/38 , Callable 10/1/37 @ 100 ................................... 2,500 2,225
4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .................................... 1,635 1,228
Comcast Corp. , 3 .20% , 7/15/36 , Callable 1/15/36 @ 100 ........................... 750 618
Cox Communications, Inc. , 5 .70% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................ 2,992 2,993
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. , 5 .88% , 8/15/27 , Callable 12/6/24
@ 102.94 (a) ...................................................... 4,904 4,723
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 12/6/24 @ 103.38 (a) ..... 23,625 23,510
Gray Television, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (a) ............................. 1,811 1,881
4 .75% , 10/15/30 , Callable 10/15/25 @ 102.38 (a) (h) .......................... 1,333 842
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (a) ............................ 1,000 599
Paramount Global , 4 .38% , 3/15/43 .......................................... 7,634 5,486
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 5 .15% ,
3/20/28 , Callable 3/20/27 @ 100 (a) ...................................... 271 272
T-Mobile US, Inc.
3 .50% , 4/15/31 , Callable 4/15/26 @ 101.75 ................................ 1,585 1,454
5 .50% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 1,155 1,137
Verizon Communications, Inc.
2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ................................. 1,797 1,560
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 250 159

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Warnermedia Holdings, Inc.
4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................................. $ 3,000 $ 2,632
5 .14% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 2,217 1,670
WMG Acquisition Corp.
3 .88% , 7/15/30 , Callable 7/15/25 @ 101.94 (a) .............................. 6,255 5,742
3 .00% , 2/15/31 , Callable 2/15/26 @ 101.5 (a) (h) ............................. 905 792
61,866
Consumer Discretionary (1.1%):
Acushnet Co. , 7 .38% , 10/15/28 , Callable 10/15/25 @ 103.69 (a) ...................... 2,281 2,384
AutoNation, Inc. , 2 .40% , 8/1/31 , Callable 5/1/31 @ 100 ........................... 2,161 1,788
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 3,786 3,800
Daimler Truck Finance North America LLC
5 .50% , 9/20/33 (a) .................................................. 1,553 1,581
5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) ................................ 3,168 3,193
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 3,042 3,010
Everi Holdings, Inc. , 5 .00% , 7/15/29 , Callable 12/6/24 @ 102.5 (a) .................... 4,779 4,749
Genuine Parts Co. , 6 .88% , 11/1/33 , Callable 8/1/33 @ 100 ......................... 1,795 1,987
Hilton Domestic Operating Co., Inc. , 3 .63% , 2/15/32 , Callable 8/15/26 @ 101.81 (a) ....... 30 26
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 870 898
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 3,168 3,100
PulteGroup, Inc. , 6 .00% , 2/15/35 ............................................ 1,385 1,449
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 50 42
Tapestry, Inc. , 7 .85% , 11/27/33 , Callable 8/27/33 @ 100 ........................... 15,493 15,817
Tractor Supply Co. , 1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ......................... 1,576 1,318
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,445 1,256
Volkswagen Group of America Finance LLC
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 2,795 2,923
5 .60% , 3/22/34 , Callable 12/22/33 @ 100 (a) ............................... 3,208 3,182
ZF North America Capital, Inc. , 6 .88% , 4/14/28 , Callable 3/14/28 @ 100 (a) ............. 2,750 2,774
55,277
Consumer Staples (0.9%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,625 1,331
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 11,044 6,630
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 2/15/25 @ 103.25 (a) .............................. 6,200 6,306
4 .88% , 2/15/30 , Callable 2/15/25 @ 103.66 (a) .............................. 1,150 1,124
BAT Capital Corp. , 7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ....................... 1,000 1,147
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,517 1,493
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 3,625 3,686
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (h) ...................... 4,307 4,266
Dollar Tree, Inc. , 2 .65% , 12/1/31 , Callable 9/1/31 @ 100 ........................... 3,182 2,662
Kellanova , 4 .50% , 4/1/46 ................................................. 3,111 2,712
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 766 710
Pilgrim's Pride Corp. , 6 .25% , 7/1/33 , Callable 4/1/33 @ 100 ........................ 2,000 2,073
Post Holdings, Inc.
4 .50% , 9/15/31 , Callable 9/15/26 @ 102.25 (a) .............................. 85 77
6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ................................ 1,357 1,344
Smithfield Foods, Inc. , 2 .63% , 9/13/31 , Callable 6/13/31 @ 100 (a) .................... 2,635 2,173
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 2,400 2,064
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................... 3,525 3,875
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 4,522 4,395
48,068
Energy (0.8%):
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 2,727 2,274
Cheniere Energy, Inc. , 4 .63% , 10/15/28 , Callable 11/16/24 @ 101.16 .................. 500 490
CQP Holdco LP/BIP-V Chinook Holdco LLC , 5 .50% , 6/15/31 , Callable 6/15/26 @ 102.75 (a) 1,000 951
Diamondback Energy, Inc. , 5 .75% , 4/18/54 , Callable 10/18/53 @ 100 (h) ............... 3,208 3,113
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,230 3,241
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 4,079 4,177
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) (h) ................ 3,162 2,992

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 4/15/32 , Callable 5/15/27 @ 103.13 (a) .............................. $ 1,000 $ 938
6 .88% , 5/15/34 , Callable 5/15/29 @ 103.44 (a) .............................. 906 868
ONEOK, Inc. , 5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ........................... 2,210 2,013
Plains All American Pipeline LP/PAA Finance Corp. , 5 .70% , 9/15/34 , Callable 6/15/34 @ 100 3,168 3,196
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 (a) ... 3,167 3,129
Viper Energy, Inc.
5 .38% , 11/1/27 , Callable 11/21/24 @ 100.9 (a) .............................. 7,307 7,222
7 .38% , 11/1/31 , Callable 11/1/26 @ 103.69 (a) .............................. 8,404 8,742
43,346
Financials (5.5%):
American Express Co. , 5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (d) ....... 4,470 4,478
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 4,474 4,416
Aon Corp./Aon Global Holdings PLC , 5 .35% , 2/28/33 , Callable 11/28/32 @ 100 ......... 912 924
Arthur J. Gallagher & Co. , 5 .45% , 7/15/34 , Callable 4/15/34 @ 100 ................... 3,418 3,450
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 3,000 2,517
Athene Global Funding , 2 .67% , 6/7/31 (a) ...................................... 4,000 3,408
Bank of America Corp.
2 .30% ( SOFR + 122 bps ) , 7/21/32 , Callable 7/21/31 @ 100 (d) .................... 4,000 3,363
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (d) .................. 2,263 1,855
BankUnited, Inc. , 5 .13% , 6/11/30 , Callable 3/11/30 @ 100 , Continuously Callable @725 ... 2,000 1,925
Blue Owl Credit Income Corp. , 5 .50% , 3/21/25 ................................. 4,000 3,992
Blue Owl Finance LLC
3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (a) ................................ 2,629 2,250
6 .25% , 4/18/34 , Callable 1/18/34 @ 100 (a) ................................ 3,209 3,300
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 8,242 8,691
Brown & Brown, Inc.
4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ................................. 1,242 1,156
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 2,746 2,789
Capital One Financial Corp. , 2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (d) ... 5,000 4,030
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (d) (f) ....................... 14,900 14,791
2 .64% , 9/30/32 , Callable 7/2/32 @ 100 ................................... 3,000 2,444
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (d) .................................................. 978 756
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 1,000 982
Enstar Finance LLC , 5 .75% ( H15T5Y + 547 bps ) , 9/1/40 , Callable 9/1/25 @ 100 (d) ........ 11,818 11,643
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (d) (f) ........... 5,088 5,020
First Citizens Bancshares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @
100 (d) (h) ......................................................... 2,846 2,817
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 3,000 2,992
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 3,250 3,339
5 .15% , 8/12/34 , Callable 5/12/34 @ 100 .................................. 3,170 3,148
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 250 211
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 226 225
Global Atlantic Fin Co. , 7 .95% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................... 4,226 4,712
Global Payments, Inc.
4 .15% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 2,826 2,198
5 .95% , 8/15/52 , Callable 2/15/52 @ 100 .................................. 1,416 1,415
HUB International Ltd. , 7 .25% , 6/15/30 , Callable 6/15/26 @ 103.63 (a) ................ 469 485
Huntington Bancshares, Inc. , 2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (d) . 3,898 3,140
Janus Henderson US Holdings, Inc.
4 .88% , 8/1/25 , Callable 11/7/24 @ 100 ................................... 11,762 11,764
5 .45% , 9/10/34 , Callable 6/10/34 @ 100 (a) ................................ 9,048 8,769
Jefferies Finance LLC/JFIN Co-Issuer Corp. , 6 .63% , 10/15/31 , Callable 10/15/27 @ 103.31 (a) 6,717 6,683
JPMorgan Chase & Co.
2 .96% ( SOFR + 126 bps ) , 1/25/33 , Callable 1/25/32 @ 100 (d) .................... 3,168 2,767
5 .77% ( SOFR + 149 bps ) , 4/22/35 , Callable 4/22/34 @ 100 (d) .................... 1,914 1,992
KeyCorp Capital II , 6 .88% , 3/17/29 .......................................... 750 757

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
KeyCorp.
6 .28% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 2/23/25 @ 100 (d) ............... $ 500 $ 501
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (d) ............ 2,549 2,430
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (d) ................. 3,665 3,862
Lazard Group LLC , 6 .00% , 3/15/31 , Callable 1/15/31 @ 100 ........................ 223 232
Markel Group, Inc. , 6 .00% ( H15T5Y + 566 bps ) , Callable 6/1/25 @ 100 (d) (f) ............. 4,906 4,892
Marsh & McLennan Cos., Inc. , 5 .40% , 3/15/55 , Callable 9/15/54 @ 100 ............... 3,112 3,093
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 9,816 11,617
Morgan Stanley
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (d) .................... 3,622 3,639
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (d) .................... 15,226 12,409
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 912 978
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 3,043 3,210
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 904 897
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (d) (f) ........ 6,847 6,819
Ryan Specialty LLC , 5 .88% , 8/1/32 , Callable 8/1/27 @ 102.94 (a) .................... 905 901
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 3,318 3,270
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (d) ...................... 4,582 4,536
6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (d) .................... 3,625 3,705
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (d) ......... 4,561 4,804
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (d) (f) ....................... 8,563 8,486
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (d) .................... 2,748 2,755
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (d) .................... 2,881 2,926
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (d) (f) ....................... 15,861 15,821
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (d) .................... 3,299 3,432
The Goldman Sachs Group, Inc. , 5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (d) 5,314 5,507
The PNC Financial Services Group, Inc. , 5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @
100 (d) ........................................................... 2,040 2,095
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (d) (f) (h) ..................... 12,301 12,183
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (d) (f) ....................... 1,886 1,831
7 .16% ( SOFR + 245 bps ) , 10/30/29 , Callable 10/30/28 @ 100 , MTN (d) ............. 970 1,040
U.S. Bancorp
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (d) .................... 2,904 2,816
4 .84% ( SOFR + 160 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (d) ...................... 3,000 2,903
Willis North America, Inc.
5 .35% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 2,401 2,409
5 .90% , 3/5/54 , Callable 9/5/53 @ 100 .................................... 3,662 3,670
285,263
Health Care (1.1%):
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 3,167 3,058
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 2,750 2,844
Bayer US Finance II LLC , 4 .63% , 6/25/38 , Callable 12/25/37 @ 100 , Continuously Callable
@652 (a) ......................................................... 5,000 4,324
Bio-Rad Laboratories, Inc. , 3 .70% , 3/15/32 , Callable 12/15/31 @ 100 ................. 1,625 1,464
Bon Secours Charity Health System, Inc. , 5 .25% , 11/1/25 .......................... 5,000 5,021
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 3,000 2,832
CHS/Community Health Systems, Inc. , 4 .75% , 2/15/31 , Callable 2/15/26 @ 102.38 (a) ..... 1,000 834
CVS Health Corp. , 5 .63% , 2/21/53 , Callable 8/21/52 @ 100 ........................ 3,018 2,804
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 6,317 5,649
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 6,135 5,937
HCA, Inc. , 5 .60% , 4/1/34 , Callable 1/1/34 @ 100 ................................ 3,222 3,246
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 3,621 3,623
Solventum Corp. , 5 .60% , 3/23/34 , Callable 12/23/33 @ 100 (a) ...................... 3,691 3,720
Tenet Healthcare Corp. , 4 .25% , 6/1/29 , Callable 11/21/24 @ 102.13 ................... 200 189
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 3,604 3,002
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 3,163 3,002

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... $ 4,525 $ 4,477
56,026
Industrials (3.0%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 3,000 2,565
Alaska Airlines Pass Through Trust
8 .00% , 8/15/25 (a) .................................................. 1,468 1,486
4 .80% , 8/15/27 (a) (h) ................................................ 4,119 4,072
American Airlines Pass Through Trust
4 .95% , 2/15/25 .................................................... 953 947
4 .00% , 7/15/25 .................................................... 3,470 3,399
3 .70% , 10/15/25 .................................................... 3,239 3,154
3 .60% , 10/15/29 .................................................... 1,296 1,188
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 2,453 2,431
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 2,804 2,840
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) .................... 2,000 1,992
Aviation Capital Group LLC , 5 .50% , 12/15/24 , Callable 11/15/24 @ 100 (a) ............. 3,000 3,000
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 1,329 1,237
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 (h) ......................... 2,520 2,541
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 3,512 3,279
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 6,202 6,129
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 458 466
Extra Space Storage LP , 5 .35% , 1/15/35 , Callable 10/15/34 @ 100 .................... 3,619 3,593
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 1,027 1,067
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 4,376 4,237
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 1,759 1,773
JetBlue Pass Through Trust , 7 .75% , 11/15/28 ................................... 3,174 3,238
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 2,110 2,081
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 1,475 1,280
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 2,586 2,645
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 12/6/24 @ 101.63 (a) .......................................... 9,391 9,492
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 1,698 1,771
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 1,523 1,534
RXO, Inc. , 7 .50% , 11/15/27 , Callable 12/6/24 @ 103.75 (a) ......................... 8,926 9,268
Southwest Airlines Co. , 2 .63% , 2/10/30 , Callable 11/10/29 @ 100 .................... 2,653 2,355
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) ............................ 5,467 5,891
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (a) ............................ 11,353 12,610
The Boeing Co.
6 .88% , 3/15/39 .................................................... 12,012 12,697
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 13,534 12,766
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 (a) ................................. 3,266 3,503
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 1,117 1,045
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 3,484 3,425
Uber Technologies, Inc. , 6 .25% , 1/15/28 , Callable 11/16/24 @ 101.56 (a) ............... 4,523 4,568
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 2,517 2,487
4 .00% , 4/11/26 ..................................................... 6,312 6,185
3 .50% , 5/1/28 ..................................................... 2,673 2,512
5 .88% , 2/15/37 .................................................... 1,811 1,870
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 89 90
154,709
Information Technology (0.7%):
Atlassian Corp. , 5 .50% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 4,010 4,078
Booz Allen Hamilton, Inc. , 5 .95% , 8/4/33 , Callable 5/4/33 @ 100 .................... 1,881 1,976
Broadcom, Inc. , 2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ........................ 448 372
Cadence Design Systems, Inc. , 4 .70% , 9/10/34 , Callable 6/10/34 @ 100 ................ 4,525 4,412
Crowdstrike Holdings, Inc. , 3 .00% , 2/15/29 , Callable 11/16/24 @ 101.5 ................ 3,622 3,294
Foundry JV Holdco LLC , 6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ................ 1,814 1,861
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 3,164 3,069
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 3,901 3,788

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. $ 3,162 $ 2,739
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 71 51
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (a) ........................... 4,000 3,472
Roper Technologies, Inc. , 4 .90% , 10/15/34 , Callable 7/15/34 @ 100 ................... 3,625 3,537
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 2,804 2,951
35,600
Materials (0.8%):
Amcor Flexibles North America, Inc. , 2 .69% , 5/25/31 , Callable 2/25/31 @ 100 ........... 2,596 2,248
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 4,418 3,971
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 2,460 1,851
Martin Marietta Materials, Inc.
5 .15% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 4,426 4,392
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 6,639 6,502
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 1,363 1,392
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 3,648 4,022
Solvay Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ................ 2,719 2,776
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 4,518 4,328
The Dow Chemical Co. , 6 .90% , 5/15/53 , Callable 11/15/52 @ 100 .................... 894 1,014
The Sherwin-Williams Co. , 4 .80% , 9/1/31 , Callable 7/1/31 @ 100 .................... 1,810 1,794
Vulcan Materials Co.
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 817 761
4 .50% , 6/15/47 , Callable 12/15/46 @ 100 ................................. 4,994 4,275
39,326
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc. , 3 .55% , 3/15/52 , Callable 9/15/51 @ 100 ........... 3,000 2,099
American Assets Trust LP , 6 .15% , 10/1/34 , Callable 7/1/34 @ 100 .................... 3,162 3,171
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 3,740 3,782
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... 2,250 1,747
CBRE Services, Inc. , 2 .50% , 4/1/31 , Callable 1/1/31 @ 100 ........................ 2,451 2,104
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 3,300 2,875
EPR Properties , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 .......................... 2,623 2,305
Federal Realty OP LP , 3 .50% , 6/1/30 , Callable 3/1/30 @ 100 , Continuously Callable @748 .. 3,000 2,754
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/30 , Callable 10/15/29 @ 100 , Continuously Callable @598 ............ 3,726 3,470
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 1,573 1,553
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance) , 5 .02% ,
7/15/28 (a) ........................................................ 187 187
Regency Centers LP , 5 .10% , 1/15/35 , Callable 10/15/34 @ 100 ...................... 3,168 3,122
RHP Hotel Properties LP/RHP Finance Corp. , 4 .50% , 2/15/29 , Callable 12/6/24 @ 102.25 (a) 75 72
SBA Tower Trust
2 .84% , 1/15/25 , Callable 12/6/24 @ 100 (a) ................................ 2,337 2,326
2 .33% , 1/15/28 , Callable 7/15/26 @ 100 (a) ................................ 3,000 2,735
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 2,947 3,011
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 9,035 8,819
2 .59% , 10/15/31 (a) .................................................. 5,000 4,152
Service Properties Trust , 8 .88% , 6/15/32 , Callable 6/15/27 @ 104.44 .................. 1,810 1,684
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 100 90
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 2,821 3,003
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 575 533
Vornado Realty LP , 3 .40% , 6/1/31 , Callable 3/1/31 @ 100 .......................... 2,000 1,703
57,297
Utilities (0.6%):
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 1,811 1,879
CenterPoint Energy Houston Electric LLC , 5 .05% , 3/1/35 , Callable 12/1/34 @ 100 ........ 4,446 4,433
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (d) ......... 1,813 1,743
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 1,133 1,177
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 2,502 2,530
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 2,382 2,418
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 733 615
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 1,625 1,382

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... $ 5,000 $ 4,980
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 2,977 3,003
Interstate Power and Light Co. , 4 .95% , 9/30/34 , Callable 6/30/34 @ 100 ............... 2,715 2,669
Vistra Operations Co. LLC , 4 .30% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................ 2,997 2,871
29,700
Total Corporate Bonds (Cost $867,965)
a
a
a
866,478
Yankee Dollars (4.9%)
Communication Services (0.1%):
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 1,700 1,550
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 1,381 1,463
3,013
Consumer Discretionary (0.5%):
Carnival Corp. , 7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ....................... 2,303 2,408
Flutter Treasury Designated Activity Co. , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) .... 4,538 4,644
IHO Verwaltungs GmbH , 8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (a) (i) .............. 9,180 9,231
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 12/6/24 @ 102.63 (a) ....... 5,686 5,581
NCL Corp. Ltd. , 5 .88% , 3/15/26 , Callable 12/15/25 @ 100 (a) ....................... 2,557 2,554
Nissan Motor Co. Ltd. , 4 .81% , 9/17/30 , Callable 6/17/30 @ 100 (a) ................... 2,928 2,699
Royal Caribbean Cruises Ltd. , 5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (a) ............ 1,085 1,081
28,198
Consumer Staples (0.2%):
Alimentation Couche-Tard, Inc. , 5 .27% , 2/12/34 , Callable 11/12/33 @ 100 (a) ............ 4,522 4,458
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 2,812 2,793
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) (h) .................... 3,000 2,446
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3 .63% , 1/15/32 , Callable 1/15/27 @ 101.81 ................................ 500 441
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 (a) ............................... 127 136
6 .50% , 12/1/52 , Callable 6/1/52 @ 100 ................................... 444 456
10,730
Energy (0.2%):
Aker BP ASA , 5 .13% , 10/1/34 , Callable 7/1/34 @ 100 (a) .......................... 4,518 4,324
Enbridge, Inc.
5 .63% , 4/5/34 , Callable 1/5/34 @ 100 .................................... 2,668 2,711
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (d) .................. 3,000 2,908
9,943
Financials (3.0%):
1375209 BC Ltd. , 9 .00% , 1/30/28 , Callable 11/16/24 @ 100 (a) (h) .................... 26,416 26,338
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (d) ............. 1,200 1,276
AS Mileage Plan IP Ltd. , 5 .31% , 10/20/31 , Callable 8/20/31 @ 100 (a) ................. 4,485 4,334
Banco Santander SA
2 .96% , 3/25/31 .................................................... 3,000 2,643
6 .92% , 8/8/33 ..................................................... 3,400 3,659
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (d) ........ 3,000 2,531
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (d) ........... 3,200 2,845
BBVA Bancomer SA
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) .................. 1,759 1,851
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (d) .................. 3,682 3,793
BNP Paribas SA
2 .87% ( TSFR3M + 139 bps ) , 4/19/32 , Callable 4/19/31 @ 100 (a) (d) ................ 1,000 863
5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (d) (h) ................ 1,010 1,027
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (d) (f) ....................... 1,500 1,490
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (d) (f) ....................... 142 139
Brookfield Finance, Inc. , 5 .68% , 1/15/35 , Callable 10/15/34 @ 100 ................... 3,052 3,113
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (d) ....... 1,977 2,043
Deutsche Bank AG , 5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (d) ......... 3,167 3,076

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
HSBC Holdings PLC
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (d) .................... $ 1,200 $ 1,383
6 .80% , 6/1/38 ..................................................... 4,000 4,322
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (d) ............ 2,818 2,966
JAB Holdings BV , 3 .75% , 5/28/51 , Callable 11/28/50 @ 100 (a) ...................... 3,025 1,985
Lloyds Banking Group PLC
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (d) (j) ............... 2,000 1,923
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (d) ................. 1,818 2,059
Macquarie Airfinance Holdings Ltd.
5 .15% , 3/17/30 , Callable 2/17/30 @ 100 (a) ................................ 1,581 1,549
6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (a) ................................ 8,096 8,395
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 3,000 2,527
5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (d) .................. 1,552 1,590
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 2,118 2,074
NatWest Group PLC , 3 .07% ( H15T1Y + 255 bps ) , 5/22/28 , Callable 5/22/27 @ 100 ,
Continuously Callable @860 (d) ........................................ 1,500 1,435
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (d) (f) .... 16,047 16,029
Royal Bank of Canada , 5 .15% , 2/1/34 ........................................ 3,912 3,935
Societe Generale SA
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (d) (h) .............. 3,000 3,038
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (d) ................ 1,250 880
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (d) 2,000 1,955
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (d) (f) ........ 18,925 18,725
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (d) 3,638 3,575
UBS Group AG
2 .19% ( SOFR + 204 bps ) , 6/5/26 , Callable 6/5/25 @ 100 (a) (d) .................... 5,500 5,402
3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (a) (d) .................. 4,000 3,529
Westpac Banking Corp. , 4 .11% ( H15T5Y + 200 bps ) , 7/24/34 , Callable 7/24/29 @ 100 ,
Continuously Callable @870 (d) ........................................ 2,000 1,893
152,190
Industrials (0.5%):
Air Canada Pass Through Trust
4 .13% , 5/15/25 (a) .................................................. 8,739 8,657
3 .75% , 12/15/27 (a) .................................................. 3,685 3,543
Aircastle Ltd.
5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (d) (f) ..................... 1,868 1,840
6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) ................................ 2,818 2,921
Avolon Holdings Funding Ltd. , 5 .50% , 1/15/26 , Callable 12/15/25 @ 100 (a) ............ 3,000 3,001
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 4,521 4,477
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 1,744 1,779
Pentair Finance SARL , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ..................... 250 262
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 6/1/25
@ 104.75 (a) (h) .................................................... 998 980
27,460
Information Technology (0.2%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 5,801 6,035
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) ........................................... 3,036 3,261
9,296
Materials (0.0%):(c)
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 1,625 1,763
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 8,089 6,773
Utilities (0.1%):
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 5,300 4,736
Total Yankee Dollars (Cost $253,147)
a
a
a
254,102

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (3.9%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue , 1 .84% , 7/1/31 , Continuously Callable
@100 ........................................................... $ 1,000 $ 837
The University of Arizona Revenue , Series A , 1 .82% , 6/1/30 ........................ 3,070 2,649
3,486
California (0.0%):(c)
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 1,500 1,502
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue
Series C1 , 5 .66% , 11/1/39 , Continuously Callable @100 ....................... 9,065 9,127
Series E1 , 5 .28% , 11/1/39 , Continuously Callable @102 ....................... 1,585 1,549
10,676
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue , Series C2 , 5 .81% , 11/15/39 , Continuously
Callable @100 ..................................................... 4,535 4,629
District of Columbia (0.0%):(c)
District of Columbia Revenue
2 .25% , 4/1/27 ..................................................... 800 750
2 .68% , 4/1/31 ..................................................... 1,500 1,300
2,050
Florida (0.7%):
City of Gainesville Revenue , 2 .04% , 10/1/30 ................................... 2,500 2,110
County of Miami-Dade Florida Aviation Revenue , Series B , 2 .61% , 10/1/32 , Continuously
Callable @100 ..................................................... 1,000 854
Florida Housing Finance Corp. Revenue
5 .07% , 7/1/39 , Continuously Callable @100 ............................... 635 603
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @100 ......................... 4,105 4,110
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 2,720 2,722
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 ..................................................... 26,804 27,200
37,599
Idaho (0.0%):(c)
Idaho Housing & Finance Association Revenue , Series C , 5 .43% , 7/1/39 , Continuously
Callable @100 ..................................................... 1,915 1,906
Illinois (0.1%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue , Series B , 3 .10% , 12/1/30 ..... 750 687
City of Kankakee, GO (INS - Build America Mutual Assurance Co.) , 5 .28% , 12/1/36 ,
Continuously Callable @100 ........................................... 905 894
Illinois Finance Authority Revenue , 5 .45% , 8/1/38 ............................... 1,500 1,381
Illinois Housing Development Authority Revenue , Series F , 5 .44% , 10/1/39 , Continuously
Callable @100 ..................................................... 3,395 3,348
6,310
Indiana (0.0%):(c)
Indiana Finance Authority Revenue
Series B , 3 .08% , 9/15/27 ............................................. 1,130 1,046
Series B , 3 .18% , 9/15/28 ............................................. 1,000 903
1,949
Iowa (0.0%):(c)
Iowa Finance Authority , Series H , 5 .38% , 7/1/39 , Continuously Callable @100 ........... 1,180 1,177
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 4 .48% , 8/1/39 ....................................... 12,562 12,013
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
5 .07% , 11/30/34 .................................................... 905 895
Series B , 4 .25% , 6/1/29 .............................................. 2,490 2,370
Series B , 4 .35% , 6/1/30 .............................................. 1,330 1,254

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 4 .40% , 6/1/31 .............................................. $ 1,385 $ 1,292
5,811
Massachusetts (0.0%):(c)
Massachusetts Housing Finance Agency Revenue , Series 238 , 4 .94% , 12/1/39 , Continuously
Callable @100 ..................................................... 1,985 1,869
Massachusetts State College Building Authority Revenue , Series A , 1 .80% , 5/1/29 ........ 5 4
1,873
Michigan (0.1%):
Michigan State Housing Development Authority Revenue , 5 .10% , 12/1/39 , Continuously
Callable @100 ..................................................... 4,485 4,288
Minnesota (0.4%):
Minnesota Housing Finance Agency Revenue
Series D , 5 .58% , 8/1/39 , Continuously Callable @100 ........................ 1,240 1,250
Series J , 5 .62% , 7/1/39 , Continuously Callable @100 ......................... 2,580 2,567
Series M , 5 .73% , 7/1/39 , Continuously Callable @100 ........................ 3,625 3,645
Series M , 5 .92% , 7/1/44 , Continuously Callable @100 ........................ 4,620 4,614
Series P , 5 .39% , 7/1/39 , Continuously Callable @100 ......................... 6,335 6,177
18,253
Nevada (0.1%):
Nevada Housing Division Revenue
Series D , 5 .79% , 10/1/35 , Continuously Callable @100 ........................ 500 512
Series F , 5 .13% , 10/1/39 , Continuously Callable @100 ........................ 2,260 2,147
2,659
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue , Series B , 5 .35% , 11/1/39 , Continuously
Callable @100 ..................................................... 3,580 3,537
New Jersey (0.0%):(c)
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ 390 398
Series L , 5 .69% , 4/1/35 , Continuously Callable @100 ......................... 445 455
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 420 429
South Jersey Transportation Authority Revenue , Series B , 3 .12% , 11/1/26 ............... 450 432
1,714
New York (0.3%):
Metropolitan Transportation Authority Revenue, Build America Bond , Series E , 6 .73% ,
11/15/30 ......................................................... 5,000 5,225
New York City Housing Development Corp. Revenue
Series C , 5 .71% , 11/1/39 , Continuously Callable @100 ........................ 3,620 3,646
Series C , 5 .90% , 11/1/44 , Continuously Callable @100 ........................ 3,070 3,121
New York City IDA Revenue
2 .34% , 1/1/35 ..................................................... 1,000 778
2 .44% , 1/1/36 ..................................................... 1,250 959
New York City Transitional Finance Authority Revenue , Series G-3 , 5 .11% , 5/1/36 ,
Continuously Callable @100 ........................................... 3,175 3,192
16,921
North Carolina (0.1%):
North Carolina Housing Finance Agency Revenue
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @100 ...................... 1,810 1,809
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @100 ...................... 4,530 4,515
6,324
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 1,790 1,808
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @100 ... 905 931
2,739
Oregon (0.1%):
State of Oregon, GO , Series B , 5 .36% , 5/1/39 , Continuously Callable @100 ............. 2,720 2,777
Pennsylvania (0.2%):
City of Philadelphia PA Water & Wastewater Revenue , Series B , 1 .73% , 11/1/28 .......... 1,000 904
City of Philadelphia, GO , Series A , 2 .71% , 7/15/29 ............................... 1,000 918

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Pennsylvania Economic Development Financing Authority Revenue
2 .62% , 3/1/29 ..................................................... $ 1,855 $ 1,695
Series B , 3 .20% , 11/15/27 ............................................. 1,000 958
Pennsylvania Housing Finance Agency Revenue
Series 145B , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 2,720 2,744
Series 146B , 5 .56% , 10/1/39 , Continuously Callable @100 ..................... 905 904
Public Parking Authority of Pittsburgh Revenue , 2 .23% , 12/1/28 ..................... 730 664
8,787
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
5 .71% , 10/1/39 , Continuously Callable @100 ............................... 2,715 2,729
5 .89% , 10/1/44 , Continuously Callable @100 ............................... 4,530 4,543
Series G-3 , 4 .93% , 10/1/39 , Continuously Callable @100 ...................... 3,615 3,401
10,673
South Carolina (0.0%):(c)
Greenville-Spartanburg Airport District Revenue
Series B , 5 .06% , 7/1/34 .............................................. 210 205
Series B , 5 .11% , 7/1/35 , Continuously Callable @100 ......................... 270 264
469
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C , 2 .45% , 8/1/32 , Continuously Callable @100 ......................... 1,500 1,288
Series D , 5 .27% , 7/1/35 .............................................. 1,175 1,206
Tennessee Housing Development Agency Revenue , Series 2B , 5 .65% , 7/1/39 , Continuously
Callable @100 ..................................................... 2,720 2,738
5,232
Texas (0.2%):
Central Texas Regional Mobility Authority Revenue , Series C , 2 .19% , 1/1/29 ............ 855 774
Harris County Cultural Education Facilities Finance Corp. Revenue , 2 .79% , 11/15/29 ...... 1,385 1,256
Tarrant County Cultural Education Facilities Finance Corp. Revenue , 2 .41% , 9/1/31 ,
Continuously Callable @100 ........................................... 1,000 836
Texas Department of Housing & Community Affairs Revenue
Series D , 5 .55% , 1/1/39 , Continuously Callable @100 ........................ 905 895
Series D , 5 .73% , 1/1/44 , Continuously Callable @100 ........................ 905 889
Texas Water Development Board Revenue , Series B , 4 .31% , 10/15/34 ................. 1,795 1,739
University of Houston Revenue , Series B , 4 .86% , 2/15/37 , Continuously Callable @100 .... 365 365
Uptown Development Authority Tax Allocation , Series B , 2 .68% , 9/1/32 , Continuously
Callable @100 ..................................................... 400 328
Waco Educational Finance Corp. Revenue , 1 .79% , 3/1/29 .......................... 1,500 1,324
8,406
Utah (0.1%):
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @100 ......................... 675 684
Series F , 5 .69% , 7/1/39 , Continuously Callable @100 ......................... 1,970 1,985
2,669
Virginia (0.2%):
Virginia Housing Development Authority , Series SE , 5 .51% , 7/1/39 , Continuously Callable
@100 ........................................................... 1,590 1,590
Virginia Housing Development Authority Revenue
5 .31% , 10/1/39 , Continuously Callable @100 ............................... 4,070 3,957
Series B , 5 .66% , 10/1/39 , Continuously Callable @100 ........................ 4,535 4,559
10,106
West Virginia (0.1%):
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @100 ........................ 1,585 1,606
Series C , 6 .02% , 11/1/44 , Continuously Callable @100 ........................ 1,810 1,824
3,430
Total Municipal Bonds (Cost $204,032)
a
a
a
199,965
U.S. Government Agency Mortgages (12.4%)
Farm Credit Bank of Texas

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (d) (f) ................................ $ 16,924 $ 16,732
Federal Farm Credit Banks Funding Corporation
5 .58% , 8/19/32 .................................................... 2,262 2,261
6 .00% , 6/5/34 ..................................................... 4,532 4,541
5 .14% , 10/30/34 .................................................... 6,224 6,162
2 .55% , 12/21/34 .................................................... 4,613 3,750
2 .20% , 9/2/36 ..................................................... 11,023 8,215
5 .60% , 8/5/39 ..................................................... 4,527 4,512
6 .19% , 6/17/44 .................................................... 4,597 4,566
34,007
Federal Home Loan Banks
5 .65% , 7/30/31 .................................................... 2,715 2,714
5 .25% , 9/25/34 .................................................... 9,040 8,964
11,678
Federal Home Loan Mortgage Corporation
5 .50% , 4/1/36 - 10/1/54 .............................................. 17,043 16,993
1 .50% , 4/1/37 ..................................................... 6,967 6,041
3 .00% , 4/1/40 - 5/1/52 ............................................... 8,024 7,016
4 .50% , 11/1/42 - 10/1/52 .............................................. 11,574 11,050
5 .00% , 12/1/42 - 6/1/53 .............................................. 33,331 32,523
4 .00% , 1/1/43 - 12/1/52 .............................................. 13,816 12,866
3 .50% , 7/1/52 ..................................................... 4,632 4,147
6 .00% , 8/1/53 - 2/1/54 ............................................... 15,709 15,828
106,464
Federal National Mortgage Association
2 .50% , 7/1/27 - 7/1/52 ............................................... 18,436 15,727
5 .00% , 12/1/37 - 2/1/54 .............................................. 29,903 29,290
4 .00% , 4/1/38 - 7/1/53 ............................................... 42,764 39,868
3 .50% , 12/1/42 - 8/1/52 .............................................. 47,805 43,262
3 .00% , 12/1/51 .................................................... 3,749 3,229
4 .50% , 6/1/52 - 9/1/52 ............................................... 19,445 18,497
5 .50% , 6/1/52 - 5/1/54 ............................................... 18,388 18,275
6 .00% , 7/1/52 - 10/1/53 .............................................. 12,922 13,046
181,194
Government National Mortgage Association
5 .00% , 8/20/38 - 2/20/54 ............................................. 47,090 46,113
2 .50% , 1/20/51 - 9/20/53 ............................................. 26,813 22,452
3 .50% , 2/20/52 - 11/20/52 ............................................. 28,399 25,579
4 .00% , 6/20/52 - 5/20/53 ............................................. 25,886 24,116
4 .50% , 8/20/52 - 11/20/53 ............................................. 49,342 47,067
3 .00% , 9/20/52 - 1/20/53 ............................................. 35,846 31,451
5 .50% , 4/20/53 - 5/20/54 ............................................. 58,614 58,440
6 .00% , 7/20/53 - 10/20/53 ............................................. 26,561 26,858
5 .50% , 1/20/54 .................................................... 4,419 4,400
286,476
Total U.S. Government Agency Mortgages (Cost $645,590)
a
a
a
636,551
U.S. Treasury Obligations (28.9%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 111,579 114,438
5 .00% , 5/15/37 .................................................... 127,703 136,283
4 .38% , 11/15/39 .................................................... 39,882 39,645
1 .13% , 5/15/40 .................................................... 99,197 61,890
2 .38% , 2/15/42 .................................................... 107,000 78,829
3 .25% , 5/15/42 .................................................... 28,000 23,564
3 .88% , 5/15/43 .................................................... 13,204 12,045
4 .38% , 8/15/43 .................................................... 9,163 8,937
4 .75% , 11/15/43 .................................................... 48,139 49,275
2 .50% , 2/15/45 .................................................... 26,000 18,716
3 .38% , 11/15/48 .................................................... 10,000 8,181

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
27
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
1 .25% , 5/15/50 .................................................... $ 9,000 $ 4,521
2 .88% , 5/15/52 .................................................... 40,000 29,550
3 .63% , 2/15/53 .................................................... 12,487 10,715
3 .63% , 5/15/53 .................................................... 8,454 7,261
4 .13% , 8/15/53 .................................................... 63,303 59,485
4 .75% , 11/15/53 .................................................... 54,447 56,769
4 .25% , 8/15/54 .................................................... 29,375 28,264
U.S. Treasury Notes
4 .38% , 11/30/30 .................................................... 12,297 12,408
4 .63% , 5/31/31 .................................................... 65,884 67,377
1 .88% , 2/15/32 .................................................... 170,038 144,957
2 .75% , 8/15/32 .................................................... 144,500 130,231
4 .13% , 11/15/32 .................................................... 58,171 57,735
3 .50% , 2/15/33 .................................................... 69,132 65,492
3 .38% , 5/15/33 .................................................... 122,346 114,623
3 .88% , 8/15/33 .................................................... 42,255 41,040
4 .50% , 11/15/33 .................................................... 104,322 106,082
Total U.S. Treasury Obligations (Cost $1,560,299)
a
a
a
1,488,313
Commercial Paper (0.5%)
Energy (0.1%):
APA Corp. , 5 .44% , 11/1/24 (a) (k) ............................................ 5,000 4,999
Industrials (0.2%):
Global Payments, Inc. , 5 .40% , 11/1/24 (a) (k) .................................... 13,000 12,998
Information Technology (0.2%):
Jabil, Inc. , 5 .57% , 11/4/24 (a) (k) ............................................. 10,000 9,994
Total Commercial Paper (Cost $27,996)
a
a
a
27,991
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (l) ........ 14,222,883 14,222
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (l) ............ 4,091,615 4,092
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (l) ................ 8,879,573 8,880
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (l) . 8,879,573 8,880
Total Collateral for Securities Loaned (Cost $36,074)
a
a
a
36,074
Total Investments (Cost $5,308,619) — 100.8% 5,195,865
Liabilities in excess of other assets —  (0.8)% (41,342)
NET ASSETS - 100.00% $ 5,154,523
At October 31, 2024, the Fund's investments in foreign securities were 9.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2024, the fair value of these securities was
$1,843,116 (thousands) and amounted to 35.8% of net assets.
(b) Security is interest only.
(c) Amount represents less than 0.05% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2024.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2024.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h) All or a portion of this security is on loan.
(i) Up to 8.75% of the coupon may be PIK.
(j) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(k) Rate represents the effective yield at October 31, 2024.
(l) Rate disclosed is the daily yield on October 31, 2024.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
28
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of October 31, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of October 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of October 31, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of October 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of October 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of October 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of October 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of October 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of October 31, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
29
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 1,095 12/19/24 $ 124,856,220 $ 120,963,281 $ (3,892,939)
30-Year U.S. Treasury Bond Futures ..... 1,030 12/19/24 127,238,108 121,507,812 (5,730,296)
5-Year U.S. Treasury Note Futures ....... 345 12/31/24 37,883,674 36,995,859 (887,815)
$ (10,511,050)
Total unrealized appreciation $ —
Total unrealized depreciation (10,511,050)
Total net unrealized appreciation (depreciation) $ (10,511,050)

Statement of Assets and Liabilities
October 31, 2024
30
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Core Plus
Intermediate Bond
Fund
Assets:
Investments, at value (Cost $5,308,619) $ 5,195,865 (a)
Cash 3,775
Deposit with broker for futures contracts 17,466
Receivables:
Dividends, interest, and securities lending income 46,100
Capital shares issued 7,510
Investments sold 151
From Adviser 65
Prepaid expenses 173
Total Assets 5,271,105
Liabilities:
Payables:
Collateral received on loaned securities 36,074
Distributions 1,123
Investments purchased 68,070
Capital shares redeemed 8,378
Variation margin on open futures contracts 402
Accrued expenses and other payables:
Investment advisory fees 1,486
Administration fees 470
Custodian fees 37
Transfer agent fees 415
Compliance fees 4
12b-1 fees 21
Other accrued expenses 102
Total Liabilities 116,582
Commitments and contingencies (Note 5 )
Net Assets:
Capital 5,559,913
Total accumulated earnings (loss) (405,390)
Net Assets $ 5,154,523
Net Assets:
Fund Shares $ 1,476,958
Institutional Shares 2,640,453
Class A 116,315
Class C 19,783
Class R6 901,014
Total $ 5,154,523
Shares (unlimited number of shares authorized with no par value):
Fund Shares 160,948
Institutional Shares 287,671
Class A 12,690
Class C 2,157
Class R6 98,154
Total 561,620
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 9 .18
Institutional Shares 9 .18
Class A 9 .17
Class C(c) 9 .17
Class R6 9 .18
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .38
(a) Includes $34,977 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended October 31, 2024
31
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Core Plus
Intermediate Bond
Fund
Investment Income:
Dividends $ 655
Interest 123,615
Securities lending (net of fees) 147
Total Income 124,417
Expenses:
Investment advisory fees 8,422
Administration fees — Fund Shares 1,107
Administration fees — Institutional Shares 1,267
Administration fees — Class A 80
Administration fees — Class C 11
Administration fees — Class R6 208
Sub-Administration fees 15
12b-1 fees — Class A 133
12b-1 fees — Class C 71
Custodian fees 140
Transfer agent fees — Fund Shares 803
Transfer agent fees — Institutional Shares 1,319
Transfer agent fees — Class A 55
Transfer agent fees — Class C 7
Transfer agent fees — Class R6 59
Trustees' fees 23
Compliance fees 20
Legal and audit fees 39
State registration and filing fees 232
Other expenses 201
Recoupment of prior expenses waived/reimbursed by Adviser 23
Total Expenses 14,235
Expenses waived/reimbursed by Adviser (200)
Net Expenses 14,035
Net Investment Income (Loss) 110,382
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 3,122
Net realized gains (losses) from futures contracts 8,864
Net change in unrealized appreciation/depreciation on investment securities 130,185
Net change in unrealized appreciation/depreciation on futures contracts (3,842)
Net realized/unrealized gains (losses) on investments 138,329
Change in net assets resulting from operations $ 248,711

32
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Core Plus Intermediate
Bond Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 110,382 $ 160,770
Net realized gains (losses) 11,986 (90,531)
Net change in unrealized appreciation/depreciation 126,343 (51,637)
Change in net assets resulting from operations 248,711 18,602
Distributions to Shareholders:
Fund Shares (32,288) (61,901)
Institutional Shares (56,550) (77,077)
Class A (2,205) (2,967)
Class C (249) (164)
Class R6 (19,136) (18,769)
Change in net assets resulting from distributions to shareholders (110,428) (160,878)
Change in net assets resulting from capital transactions 498,059 1,460,167
Change in net assets 636,342 1,317,891
Net Assets:
Beginning of period 4,518,181 3,200,290
End of period $ 5,154,523 $ 4,518,181

33
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Core Plus Intermediate
Bond Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 145,245 $ 282,239
Distributions reinvested 31,308 59,924
Cost of shares redeemed (157,613) (327,028)
Total Fund Shares $ 18,940 $ 15,135
Institutional Shares
Proceeds from shares issued $ 457,889 $ 1,238,643
Distributions reinvested 51,624 71,083
Cost of shares redeemed (260,372) (321,549)
Total Institutional Shares $ 249,141 $ 988,177
Class A
Proceeds from shares issued $ 32,294 $ 41,558
Distributions reinvested 2,067 2,879
Cost of shares redeemed (8,596) (13,808)
Total Class A $ 25,765 $ 30,629
Class C
Proceeds from shares issued $ 9,295 $ 9,427
Distributions reinvested 228 159
Cost of shares redeemed (442) (527)
Total Class C $ 9,081 $ 9,059
Class R6
Proceeds from shares issued $ 254,558 $ 482,973
Distributions reinvested 19,069 18,675
Cost of shares redeemed (78,495) (84,481)
Total Class R6 $ 195,132 $ 417,167
Change in net assets resulting from capital transactions $ 498,059 $ 1,460,167
Share Transactions:
Fund Shares
Issued 15,681 31,192
Reinvested 3,401 6,651
Redeemed (17,076) (36,449)
Total Fund Shares 2,006 1,394
Institutional Shares
Issued 49,658 137,818
Reinvested 5,605 7,886
Redeemed (28,264) (35,805)
Total Institutional Shares 26,999 109,899
Class A
Issued 3,512 4,615
Reinvested 225 320
Redeemed (933) (1,537)
Total Class A 2,804 3,398
Class C
Issued 1,001 1,046
Reinvested 25 18
Redeemed (47) (58)
Total Class C 979 1,006
Class R6
Issued 27,674 53,559
Reinvested 2,069 2,071
Redeemed (8,513) (9,391)
Total Class R6 21,230 46,239
Change in Shares 54,018 161,936

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.90 $9.26 $9.53 $11.06 $11.21 $10.78 $10.33
Investment Activities:
Net investment income (loss) 0.20(b) 0.39(b) 0.26(b) 0.25(b) 0.28(b) 0.36(b) 0.38
Net realized and unrealized gains
(losses) 0.28 (0.36) (0.27) (1.25) 0.25 0.58 0.46
Total from Investment
Activities 0.48 0.03 (0.01) (1.00) 0.53 0.94 0.84
Distributions to Shareholders from:
Net investment income (0.20) (0.39) (0.26) (0.25) (0.28) (0.36) (0.39)
Net realized gains — — — (0.28) (0.40) (0.15) —
Total Distributions (0.20) (0.39) (0.26) (0.53) (0.68) (0.51) (0.39)
Net Asset Value, End of Period $9.18 $8.90 $9.26 $9.53 $11.06 $11.21 $10.78
Total Return(c)(d) 5.45% 0.38% (0.05)% (9.39)% 4.83% 8.94% 8.28%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.64% 0.66% 0.66% 0.65% 0.63% 0.58% 0.64%
Net Investment Income (Loss)(e) 4.37% 4.35% 3.76% 2.39% 2.50% 3.32% 3.71%
Gross Expenses(e)(h) 0.64% 0.66% 0.67% 0.65% 0.63% 0.58% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $1,476,958 $1,414,540 $1,458,472 $1,549,932 $1,909,199 $1,960,334 $1,949,989
Portfolio Turnover(c)(i) 18% 36% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

35
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.90 $9.26 $9.54 $11.06 $11.22 $10.78 $10.33
Investment Activities:
Net investment income (loss) 0.21(b) 0.40(b) 0.26(b) 0.25(b) 0.28(b) 0.37(b) 0.39
Net realized and unrealized gains
(losses) 0.28 (0.36) (0.28) (1.24) 0.24 0.59 0.45
Total from Investment
Activities 0.49 0.04 (0.02) (0.99) 0.52 0.96 0.84
Distributions to Shareholders from:
Net investment income (0.21) (0.40) (0.26) (0.25) (0.28) (0.37) (0.39)
Net realized gains — — — (0.28) (0.40) (0.15) —
Total Distributions (0.21) (0.40) (0.26) (0.53) (0.68) (0.52) (0.39)
Net Asset Value, End of Period $9.18 $8.90 $9.26 $9.54 $11.06 $11.22 $10.78
Total Return(c)(d) 5.49% 0.46% (0.10)% (9.24)% 4.80% 9.11% 8.35%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.55% 0.57% 0.59% 0.58% 0.57% 0.51% 0.58%
Net Investment Income (Loss)(e) 4.46% 4.46% 3.82% 2.46% 2.56% 3.39% 3.77%
Gross Expenses(e)(h) 0.56% 0.59% 0.62% 0.60% 0.59% 0.52% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $2,640,453 $2,320,468 $1,396,075 $1,499,048 $1,901,458 $1,791,887 $1,798,154
Portfolio Turnover(c)(i) 18% 36% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class A
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.89 $9.25 $9.52 $11.05 $11.20 $10.77 $10.32
Investment Activities:
Net investment income (loss) 0.19(b) 0.37(b) 0.24(b) 0.22(b) 0.25(b) 0.33(b) 0.35
Net realized and unrealized gains
(losses) 0.28 (0.36) (0.27) (1.25) 0.25 0.58 0.45
Total from Investment
Activities 0.47 0.01 (0.03) (1.03) 0.50 0.91 0.80
Distributions to Shareholders from:
Net investment income (0.19) (0.37) (0.24) (0.22) (0.25) (0.33) (0.35)
Net realized gains — — — (0.28) (0.40) (0.15) —
Total Distributions (0.19) (0.37) (0.24) (0.50) (0.65) (0.48) (0.35)
Net Asset Value, End of Period $9.17 $8.89 $9.25 $9.52 $11.05 $11.20 $10.77
Total Return (excludes sales charge)(c)(d) 5.33% 0.13% (0.24)% (9.64)% 4.55% 8.66% 7.97%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.88% 0.91% 0.92% 0.92% 0.91% 0.86% 0.93%
Net Investment Income (Loss)(e) 4.14% 4.13% 3.52% 2.16% 2.22% 3.06% 3.42%
Gross Expenses(e)(h) 0.88% 0.91% 0.93% 0.92% 0.92% 0.86% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $116,315 $87,880 $59,996 $52,190 $46,911 $45,991 $50,892
Portfolio Turnover(c)(i) 18% 36% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

37
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class C
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
June 29,
2020(b)
through
July 31, 2020
Net Asset Value, Beginning of Period $8.89 $9.25 $9.53 $11.05 $11.20 $10.99
Investment Activities:
Net investment income (loss)(c) 0.16 0.32 0.19 0.15 0.16 0.02
Net realized and unrealized gains (losses) 0.28 (0.37) (0.27) (1.23) 0.27 0.21
Total from Investment Activities 0.44 (0.05) (0.08) (1.08) 0.43 0.23
Distributions to Shareholders from:
Net investment income (0.16) (0.31) (0.20) (0.16) (0.18) (0.02)
Net realized gains — — — (0.28) (0.40) —
Total Distributions (0.16) (0.31) (0.20) (0.44) (0.58) (0.02)
Net Asset Value, End of Period $9.17 $8.89 $9.25 $9.53 $11.05 $11.20
Total Return (excludes contingent deferred sales charge)
(d)(e) 4.98% (0.51)% (0.82)% (10.11)% 3.90% 2.09%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 1.53% 1.54% 1.56% 1.54% 1.53% 1.53%
Net Investment Income (Loss)(f) 3.48% 3.55% 2.85% 1.51% 1.50% 2.06%
Gross Expenses(f)(h) 1.72% 1.93% 2.82% 1.99% 2.60% 175.78%
Supplemental Data:
Net Assets at end of period (000's) $19,783 $10,474 $1,594 $2,059 $2,544 $19
Portfolio Turnover(d)(i) 18% 36% 42% 65% 69% 73%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class R6
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.90 $9.26 $9.54 $11.06 $11.22 $10.79 $10.33
Investment Activities:
Net investment income (loss) 0.21(b) 0.42(b) 0.28(b) 0.27(b) 0.29(b) 0.37(b) 0.41
Net realized and unrealized gains
(losses) 0.28 (0.37) (0.29) (1.24) 0.25 0.59 0.46
Total from Investment
Activities 0.49 0.05 (0.01) (0.97) 0.54 0.96 0.87
Distributions to Shareholders from:
Net investment income (0.21) (0.41) (0.27) (0.27) (0.30) (0.38) (0.41)
Net realized gains — — — (0.28) (0.40) (0.15) —
Total Distributions (0.21) (0.41) (0.27) (0.55) (0.70) (0.53) (0.41)
Net Asset Value, End of Period $9.18 $8.90 $9.26 $9.54 $11.06 $11.22 $10.79
Total Return(c)(d) 5.57% 0.62% 0.03% (9.08)% 4.97% 9.14% 8.66%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.41% 0.42% 0.42% 0.41% 0.42% 0.39% 0.39%
Net Investment Income (Loss)(e) 4.60% 4.62% 4.04% 2.70% 2.65% 3.45% 3.96%
Gross Expenses(e)(h) 0.43% 0.42% 0.44% 0.43% 0.46% 0.46% 0.74%
Supplemental Data:
Net Assets at end of period (000's) $901,014 $684,819 $284,153 $163,640 $87,708 $26,359 $5,513
Portfolio Turnover(c)(i) 18% 36% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
39
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Core Plus Intermediate Bond Fund Core Plus Intermediate Bond Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
40
(Unaudited)
may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting
Level 1 Level 2 Level 3 Total
Core Plus Intermediate Bond Fund
Asset-Backed Securities ......................................... $ — $ 981,689 $ — $ 981,689
Collateralized Loan Obligations ................................... — 126,427 — 126,427
Collateralized Mortgage Obligations ................................ — 468,710 — 468,710
Preferred Stocks ............................................... 17,339 — — 17,339
Senior Secured Loans ........................................... — 92,226 — 92,226
Corporate Bonds .............................................. — 866,478 — 866,478
Yankee Dollars ............................................... — 254,102 — 254,102
Municipal Bonds .............................................. — 199,965 — 199,965
U.S. Government Agency Mortgages ................................ — 636,551 — 636,551
U.S. Treasury Obligations ........................................ — 1,488,313 — 1,488,313
Commercial Paper ............................................. — 27,991 — 27,991
Collateral for Securities Loaned ................................... 36,074 — — 36,074
Total ....................................................... $ 53,413 $ 5,142,452 $ — $ 5,195,865
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (10,511) — — (10,511)
Total ....................................................... $ (10,511) $ — $ — $ (10,511)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
41
(Unaudited)
in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2024 (amounts in thousands):

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
42
(Unaudited)
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended October 31, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Interest Rate Risk Exposure: (10,511,000)
Core Plus Intermediate Bond Fund ....................................................................... $ 10,511
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Interest Rate Risk Exposure: 8,864,000 (3,842,000)
Core Plus Intermediate Bond Fund ..................................................... $ 8,864 $ (3,842)

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
43
(Unaudited)
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Core Plus Intermediate Bond Fund .................................... $ 34,977 $ — $ 36,074
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Core Plus Intermediate Bond Fund ................................... $ 1,063,243 $ 592,856 $ 378,651 $ 264,507

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
44
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Core Plus Bond Funds Index. The Lipper Core Plus Bond Funds Index tracks the total return performance of the largest funds within the Lipper Core Plus Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Core Plus Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C, and Class R6,
respectively. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Administration fees.
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Core Plus Intermediate Bond Fund Fund Shares
Institutional
Shares Class A Class C Class R6
in thousands $ 386 $ 423 $ 14 $ —(a) $ 82
as annual % rate 0.05% 0.03% 0.03% —% 0.02%
(a) There was no performance adjustment for Class C.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
45
(Unaudited)
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, Class C, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%,
0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the six months ended  October 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A and Class C. For the six months ended October
31, 2024, the Distributor received $6 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
For the six months ended October 31, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
In effect until August 31, 2025
Fund Shares Institutional Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . 0.59% 0.52% 0.87% 1.53% 0.39%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Core Plus Bond Funds Index. The Lipper Core Plus Bond Funds Index tracks the total return performance of the largest funds within the Lipper Core Plus Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Core Plus Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C, and Class R6,
respectively. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Administration fees.
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Core Plus Intermediate Bond Fund Fund Shares
Institutional
Shares Class A Class C Class R6
in thousands $ 386 $ 423 $ 14 $ —(a) $ 82
as annual % rate 0.05% 0.03% 0.03% —% 0.02%
(a) There was no performance adjustment for Class C.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
46
(Unaudited)
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Reference Rate Transition Risk — The terms of many floating rate loans and other instruments were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark after June 30, 2023. The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances, and investments specifically. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Amount
Core Plus Intermediate Bond Fund ........................................................................ $ 23
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Core Plus Intermediate Bond Fund ............................ $ 218 $ 378 $ 449 $ 200 $ 1,245

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
47
(Unaudited)
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2024.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Core Plus Intermediate Bond Fund ......................................... $ (84,423) $ (210,290) $ (294,713)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40049-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Extended Market Index Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
44
Statement of Operations
45
Statements of Changes in Net Assets
46
Financial Highlights
47
Notes to Financial Statements 48

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Extended Market Index Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (3.2%):
Altice USA, Inc. , Class A (a) (b) ............................................. 25,888 $ 63
AMC Entertainment Holdings, Inc. (a) (b) ...................................... 45,562 200
AMC Networks, Inc. , Class A (a) ............................................ 3,961 32
Angi, Inc. (a) .......................................................... 8,316 20
Anterix, Inc. (a) ........................................................ 2,272 74
AST SpaceMobile, Inc. (a) (b) .............................................. 17,029 405
Atlanta Braves Holdings, Inc. (a) ............................................ 6,069 240
ATN International, Inc. ................................................... 1,277 27
Bandwidth, Inc. , Class A (a) ................................................ 3,056 60
Boston Omaha Corp. , Class A (a) ............................................ 3,728 55
Bumble, Inc. , Class A (a) .................................................. 11,597 82
Cable One, Inc. ........................................................ 564 193
Cardlytics, Inc. (a) ...................................................... 6,008 26
Cargurus, Inc. (a) ....................................................... 10,458 324
Cars.com, Inc. (a) ....................................................... 7,630 122
Cinemark Holdings, Inc. (a) ................................................ 13,816 411
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 44,843 66
Cogent Communications Holdings, Inc. ....................................... 5,576 448
Consolidated Communications Holdings, Inc. (a) ................................. 9,627 45
Daily Journal Corp. (a) ................................................... 156 76
EchoStar Corp. , Class A (a) ................................................ 15,171 380
Endeavor Group Holdings, Inc. , Class A (b) .................................... 24,405 720
Entravision Communications Corp. , Class A .................................... 7,732 18
Eventbrite, Inc. , Class A (a) ................................................ 9,496 30
EverQuote, Inc. , Class A (a) ................................................ 3,128 56
FingerMotion, Inc. (a) (b) .................................................. 4,710 9
Frontier Communications Parent, Inc. (a) ...................................... 22,854 817
fuboTV, Inc. (a) ........................................................ 39,683 69
Gannett Co., Inc. (a) ..................................................... 15,118 71
GCI Liberty, Inc. (a) (c) ................................................... 12,260 — (d)
Getty Images Holdings, Inc. (a) (b) ........................................... 24,252 101
Globalstar, Inc. (a) ...................................................... 95,420 100
Gogo, Inc. (a) .......................................................... 7,529 49
Gray Television, Inc. .................................................... 10,968 63
IAC, Inc. (a) ........................................................... 9,516 456
Ibotta, Inc. , Class A (a) (b) ................................................. 2,102 154
IDT Corp. , Class B ...................................................... 2,092 98
iHeartMedia, Inc. , Class A (a) .............................................. 14,656 29
Innovid Corp. (a) ....................................................... 11,450 22
Integral Ad Science Holding Corp. (a) ......................................... 9,129 108
Iridium Communications, Inc. .............................................. 13,230 388
John Wiley & Sons, Inc. , Class A ............................................ 5,436 268
Liberty Broadband Corp. , Class C (a) ......................................... 16,330 1,320
Liberty Global Ltd. , Class C (a) ............................................. 41,180 849
Liberty Media Corp.-Liberty Live (a) ......................................... 10,332 603
Lions Gate Entertainment Corp. , Class A (a) .................................... 21,105 167
LiveOne, Inc. (a) ........................................................ 12,024 8
Lumen Technologies, Inc. (a) ............................................... 125,258 800
Madison Square Garden Entertainment Corp. (a) ................................. 5,082 212
Madison Square Garden Sports Corp. (a) ....................................... 2,098 467
Magnite, Inc. (a) ........................................................ 15,643 195
Match Group, Inc. (a) .................................................... 32,416 1,168
MediaAlpha, Inc. , Class A (a) .............................................. 3,739 64
National CineMedia, Inc. (a) ............................................... 7,933 57
News Corp. , Class A ..................................................... 59,547 1,623
Nexstar Media Group, Inc. ................................................ 3,834 674
Nextdoor Holdings, Inc. (a) ................................................ 20,924 51
Ooma, Inc. (a) ......................................................... 2,994 36
Outbrain, Inc. (a) ....................................................... 4,221 18
Paramount Global , Class B (b) .............................................. 77,189 844
Playstudios, Inc. (a) ...................................................... 11,363 15

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
PubMatic, Inc. , Class A (a) ................................................ 5,152 $ 76
QuinStreet, Inc. (a) ...................................................... 6,335 133
Reddit, Inc. , Class A (a) ................................................... 10,227 1,220
Reservoir Media, Inc. (a) .................................................. 4,272 36
Roku, Inc. (a) .......................................................... 15,999 1,025
Rumble, Inc. (a) (b) ...................................................... 8,931 52
Scholastic Corp. ........................................................ 2,867 71
Shenandoah Telecommunications Co. ........................................ 6,306 87
Shutterstock, Inc. ....................................................... 3,084 99
Sinclair, Inc. .......................................................... 4,800 83
Skillz, Inc. (a) .......................................................... 1,379 8
Sphere Entertainment Co. (a) ............................................... 3,403 142
Spok Holdings, Inc. ..................................................... 2,499 39
Stagwell, Inc. (a) ........................................................ 13,507 84
TechTarget, Inc. (a) ...................................................... 3,198 93
TEGNA, Inc. .......................................................... 20,640 339
Telephone and Data Systems, Inc. ........................................... 12,430 370
The E.W. Scripps Co. , Class A (a) ........................................... 7,824 26
The Marcus Corp. ...................................................... 2,998 57
The New York Times Co. , Class A ........................................... 20,232 1,130
Thryv Holdings, Inc. (a) .................................................. 4,222 61
TKO Group Holdings, Inc. (a) .............................................. 8,935 1,043
Townsquare Media, Inc. , Class A ............................................ 1,464 14
TripAdvisor, Inc. (a) ..................................................... 13,084 210
TrueCar, Inc. (a) ........................................................ 8,887 35
United States Cellular Corp. (a) ............................................. 1,872 115
Vimeo, Inc. (a) ......................................................... 18,198 87
Vivid Seats, Inc. , Class A (a) (b) ............................................. 8,957 36
Warner Music Group Corp. , Class A ......................................... 16,869 539
WideOpenWest, Inc. (a) ................................................... 6,262 31
Yelp, Inc. (a) ........................................................... 8,199 280
Ziff Davis, Inc. (a) ....................................................... 5,559 257
ZipRecruiter, Inc. (a) ..................................................... 8,038 74
ZoomInfo Technologies, Inc. (a) ............................................. 36,912 408
24,506
Consumer Discretionary (13.2%):
1-800-Flowers.com, Inc. , Class A (a) ......................................... 3,516 29
1stdibs.com, Inc. (a) ..................................................... 3,652 15
Abercrombie & Fitch Co. (a) ............................................... 6,335 835
Academy Sports & Outdoors, Inc. ........................................... 8,760 446
Accel Entertainment, Inc. (a) ............................................... 6,269 69
Acushnet Holdings Corp. ................................................. 3,563 218
ADT, Inc. ............................................................ 52,898 381
Adtalem Global Education, Inc. (a) ........................................... 4,649 376
Advance Auto Parts, Inc. ................................................. 7,460 266
American Axle & Manufacturing Holdings, Inc. (a) ............................... 13,991 79
American Eagle Outfitters, Inc. ............................................. 22,239 436
American Public Education, Inc. (a) .......................................... 2,143 33
America's Car-Mart, Inc. (a) ................................................ 721 28
AMMO, Inc. (a) ........................................................ 11,058 12
Aramark ............................................................. 33,119 1,253
Arhaus, Inc. ........................................................... 6,419 54
Arko Corp. ........................................................... 9,004 60
Asbury Automotive Group, Inc. (a) ........................................... 2,496 569
Atmus Filtration Technologies, Inc. .......................................... 10,485 408
AutoNation, Inc. (a) ..................................................... 3,243 504
Bally's Corp. (a) ........................................................ 2,987 52
BARK, Inc. (a) (b) ....................................................... 13,567 20
Bassett Furniture Industries, Inc. ............................................ 930 13
Bath & Body Works, Inc. ................................................. 28,584 811
Beazer Homes USA, Inc. (a) ............................................... 3,640 112
Beyond, Inc. (a) ........................................................ 5,703 37

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Biglari Holdings, Inc. , Class B (a) ........................................... 260 $ 44
BJ's Restaurants, Inc. (a) .................................................. 2,672 99
Bloomin' Brands, Inc. .................................................... 10,492 174
Boot Barn Holdings, Inc. (a) ............................................... 3,834 478
BorgWarner, Inc. ....................................................... 28,562 961
Bowlero Corp. , Class A (b) ................................................ 10,500 109
Boyd Gaming Corp. ..................................................... 8,900 617
Bright Horizons Family Solutions, Inc. (a) ..................................... 7,266 970
Brinker International, Inc. (a) ............................................... 5,588 574
Brunswick Corp. ....................................................... 8,258 659
Build-A-Bear Workshop, Inc. .............................................. 1,600 61
Burlington Stores, Inc. (a) ................................................. 8,011 1,985
Caesars Entertainment, Inc. (a) .............................................. 26,026 1,042
Caleres, Inc. .......................................................... 4,275 128
Camping World Holdings, Inc. , Class A ....................................... 5,226 105
Canoo, Inc. (a) (b) ....................................................... 8,809 7
Capri Holdings Ltd. (a) ................................................... 14,560 287
CarMax, Inc. (a) ........................................................ 19,650 1,422
Carriage Services, Inc. ................................................... 1,688 63
Carter's, Inc. .......................................................... 4,435 243
Carvana Co. (a) ......................................................... 13,554 3,352
Cava Group, Inc. (a) ..................................................... 11,978 1,600
Cavco Industries, Inc. (a) .................................................. 983 403
Century Communities, Inc. ................................................ 3,520 312
Champion Homes, Inc. (a) ................................................. 7,094 626
Chegg, Inc. (a) ......................................................... 12,446 20
Chewy, Inc. , Class A (a) .................................................. 16,546 446
Choice Hotels International, Inc. (b) .......................................... 3,329 464
Churchill Downs, Inc. .................................................... 8,404 1,177
Citi Trends, Inc. (a) ...................................................... 1,008 19
Clarus Corp. .......................................................... 3,730 16
Columbia Sportswear Co. ................................................. 4,111 331
ContextLogic, Inc. , Class A (a) .............................................. 2,757 18
Cooper-Standard Holdings, Inc. (a) ........................................... 2,115 27
Coursera, Inc. (a) ....................................................... 16,486 115
Cracker Barrel Old Country Store, Inc. ........................................ 2,744 131
Cricut, Inc. , Class A ..................................................... 5,761 38
Crocs, Inc. (a) .......................................................... 7,239 781
Dana, Inc. ............................................................ 18,166 139
Dave & Buster's Entertainment, Inc. (a) ....................................... 4,876 180
Denny's Corp. (a) ....................................................... 6,306 40
Designer Brands, Inc. , Class A ............................................. 5,193 27
Destination XL Group, Inc. (a) .............................................. 6,702 18
Dick's Sporting Goods, Inc. ................................................ 7,044 1,379
Dillard's, Inc. , Class A ................................................... 1,030 383
Dine Brands Global, Inc. ................................................. 1,885 57
Dorman Products, Inc. (a) ................................................. 3,274 373
Dream Finders Homes, Inc. , Class A (a) ....................................... 3,409 102
Duluth Holdings, Inc. , Class B (a) ........................................... 2,554 9
Duolingo, Inc. (a) ....................................................... 4,527 1,326
Dutch Bros, Inc. , Class A (a) ............................................... 13,708 454
El Pollo Loco Holdings, Inc. (a) ............................................. 2,976 36
Envela Corp. (a) ........................................................ 859 5
Escalade, Inc. ......................................................... 1,139 15
Ethan Allen Interiors, Inc. ................................................. 2,896 80
Etsy, Inc. (a) ........................................................... 14,382 740
European Wax Center, Inc. , Class A (a) ........................................ 3,915 28
Everi Holdings, Inc. (a) ................................................... 10,384 138
EVgo, Inc. (a) (b) ........................................................ 12,647 99
Faraday Future Intelligent Electric, Inc. (a) (b) ................................... 62,587 128
Figs, Inc. , Class A (a) .................................................... 16,238 101
First Watch Restaurant Group, Inc. (a) ........................................ 4,065 69
Five Below, Inc. (a) ...................................................... 6,769 642

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Flexsteel Industries, Inc. .................................................. 458 $ 27
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 13,348 1,376
Foot Locker, Inc. (a) ..................................................... 10,404 241
Fox Factory Holding Corp. (a) .............................................. 5,234 188
Frontdoor, Inc. (a) ....................................................... 9,634 479
Full House Resorts, Inc. (a) ................................................ 4,103 21
Funko, Inc. , Class A (a) ................................................... 4,346 51
GameStop Corp. , Class A (a) (b) ............................................. 49,137 1,090
Garrett Motion, Inc. (a) ................................................... 26,534 197
Genesco, Inc. (a) ........................................................ 1,366 35
Genius Sports Ltd. (a) .................................................... 19,375 133
Gentex Corp. .......................................................... 29,046 880
Gentherm, Inc. (a) ....................................................... 3,898 164
G-III Apparel Group Ltd. (a) ............................................... 4,799 145
Global Business Travel Group I (a) ........................................... 23,274 178
Golden Entertainment, Inc. ................................................ 2,680 79
GoPro, Inc. , Class A (a) ................................................... 15,468 21
Graham Holdings Co. , Class B ............................................. 407 343
Grand Canyon Education, Inc. (a) ............................................ 3,645 500
Green Brick Partners, Inc. (a) ............................................... 5,178 357
Group 1 Automotive, Inc. ................................................. 1,639 597
Groupon, Inc. (a) ....................................................... 2,652 27
GrowGeneration Corp. (a) ................................................. 6,929 14
Guess?, Inc. ........................................................... 3,390 58
H&R Block, Inc. ....................................................... 17,447 1,042
Hamilton Beach Brands Holding Co. , Class A ................................... 830 23
Hanesbrands, Inc. (a) ..................................................... 43,945 305
Harley-Davidson, Inc. ................................................... 16,509 527
Hasbro, Inc. ........................................................... 16,529 1,085
Haverty Furniture Cos., Inc. ............................................... 1,686 37
Helen of Troy Ltd. (a) .................................................... 2,850 181
Hilton Grand Vacations, Inc. (a) ............................................. 8,892 328
Holley, Inc. (a) ......................................................... 6,423 17
Hooker Furnishings Corp. ................................................. 1,326 21
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 561 99
Hyatt Hotels Corp. , Class A ................................................ 5,494 799
Inspired Entertainment, Inc. (a) ............................................. 3,107 30
Installed Building Products, Inc. ............................................ 2,975 645
International Game Technology PLC ......................................... 13,697 278
iRobot Corp. (a) ........................................................ 3,625 32
J. Jill, Inc. ............................................................ 1,097 26
Jack in the Box, Inc. ..................................................... 2,353 116
JAKKS Pacific, Inc. (a) ................................................... 1,020 32
Johnson Outdoors, Inc. , Class A ............................................ 1,055 33
KB Home ............................................................ 9,189 721
Kohl's Corp. .......................................................... 13,820 255
Kontoor Brands, Inc. .................................................... 6,906 591
Krispy Kreme, Inc. ...................................................... 10,425 119
Kura Sushi USA, Inc. , Class A (a) (b) ......................................... 771 77
Lakeland Industries, Inc. .................................................. 888 17
Lands' End, Inc. (a) ...................................................... 1,479 23
Landsea Homes Corp. (a) ................................................. 1,814 19
Latham Group, Inc. (a) ................................................... 4,646 30
Laureate Education, Inc. .................................................. 16,366 281
La-Z-Boy, Inc. ......................................................... 5,231 199
LCI Industries ......................................................... 3,087 344
Lear Corp. ............................................................ 7,096 680
Legacy Housing Corp. (a) ................................................. 1,300 32
Leggett & Platt, Inc. ..................................................... 16,599 199
Leslie's, Inc. (a) ........................................................ 22,417 60
Levi Strauss & Co. , Class A ............................................... 12,058 206
LGI Homes, Inc. (a) ..................................................... 2,588 263
Life Time Group Holdings, Inc. (a) ........................................... 7,400 165

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lifetime Brands, Inc. .................................................... 1,482 $ 9
Light & Wonder, Inc. (a) .................................................. 11,782 1,105
Lincoln Educational Services Corp. (a) ........................................ 3,657 49
Lindblad Expeditions Holdings, Inc. (a) ....................................... 4,643 44
Lithia Motors, Inc. ...................................................... 3,302 1,097
LKQ Corp. ........................................................... 33,067 1,217
Lucid Group, Inc. (a) (b) ................................................... 109,331 242
Luminar Technologies, Inc. (a) (b) ............................................ 44,653 35
M/I Homes, Inc. (a) ...................................................... 3,377 512
Macy's, Inc. ........................................................... 34,815 534
Malibu Boats, Inc. , Class A (a) .............................................. 2,444 110
Marine Products Corp. ................................................... 1,373 13
MarineMax, Inc. (a) ..................................................... 2,489 73
Marriott Vacations Worldwide Corp. ......................................... 4,054 312
MasterCraft Boat Holdings, Inc. (a) .......................................... 2,027 35
Mattel, Inc. (a) ......................................................... 42,600 868
Meritage Homes Corp. ................................................... 4,480 812
Mister Car Wash, Inc. (a) .................................................. 11,802 89
Mobileye Global, Inc. , Class A (a) (b) ......................................... 11,862 161
Modine Manufacturing Co. (a) .............................................. 6,502 766
Mohawk Industries, Inc. (a) ................................................ 6,576 883
Monarch Casino & Resort, Inc. ............................................. 1,604 126
Monro, Inc. ........................................................... 3,732 102
Movado Group, Inc. ..................................................... 1,913 35
Murphy USA, Inc. ...................................................... 2,359 1,152
Nathan's Famous, Inc. .................................................... 358 30
National Vision Holdings, Inc. (a) ............................................ 9,734 101
Nerdy, Inc. (a) .......................................................... 7,537 7
Newell Brands, Inc. ..................................................... 52,406 461
Nordstrom, Inc. ........................................................ 14,261 322
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 55,017 1,394
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 7,738 711
OneSpaWorld Holdings Ltd. ............................................... 11,904 208
OneWater Marine, Inc. (a) ................................................. 1,374 30
Oxford Industries, Inc. ................................................... 1,912 139
Papa John's International, Inc. .............................................. 4,060 213
Patrick Industries, Inc. ................................................... 2,699 340
Peloton Interactive, Inc. , Class A (a) .......................................... 40,396 343
Penn Entertainment, Inc. (a) ................................................ 19,088 377
Penske Automotive Group, Inc. ............................................. 2,344 353
Perdoceo Education Corp. ................................................. 7,617 170
Petco Health & Wellness Co., Inc. (a) ......................................... 9,741 42
Phinia, Inc. ........................................................... 5,415 252
Planet Fitness, Inc. , Class A (a) ............................................. 10,643 836
Playa Hotels & Resorts NV (a) .............................................. 11,870 101
PlayAGS, Inc. (a) ....................................................... 4,907 57
Polaris, Inc. ........................................................... 6,601 461
Portillo's, Inc. , Class A (a) (b) ............................................... 6,951 90
Potbelly Corp. (a) ....................................................... 3,156 23
Purple Innovation, Inc. (a) ................................................. 12,995 12
PVH Corp. ........................................................... 7,004 690
QuantumScape Corp. (a) (b) ................................................ 44,303 228
Qurate Retail, Inc. , Class A (a) .............................................. 161,036 86
Ralph Lauren Corp. ..................................................... 4,894 969
RCI Hospitality Holdings, Inc. ............................................. 1,045 45
Red Robin Gourmet Burgers, Inc. (a) (b) ....................................... 1,929 11
Red Rock Resorts, Inc. , Class A ............................................. 6,430 331
Revolve Group, Inc. (a) ................................................... 4,777 119
RH (a) ............................................................... 1,892 602
Rivian Automotive, Inc. , Class A (a) (b) ........................................ 91,925 928
Rocky Brands, Inc. ...................................................... 879 18
RumbleON, Inc. , Class B (a) (b) ............................................. 2,799 14
Rush Street Interactive, Inc. (a) ............................................. 9,380 102

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sabre Corp. (a) ......................................................... 45,414 $ 145
Sally Beauty Holdings, Inc. (a) .............................................. 12,910 168
Savers Value Village, Inc. (a) (b) ............................................. 3,398 35
Service Corp. International ................................................ 17,754 1,450
Shake Shack, Inc. , Class A (a) .............................................. 4,792 583
SharkNinja, Inc. ........................................................ 7,812 720
Shoe Carnival, Inc. ...................................................... 2,216 76
Signet Jewelers Ltd. ..................................................... 5,413 496
Six Flags Entertainment Corp. (a) ............................................ 12,088 476
Skechers USA, Inc. , Class A (a) ............................................. 16,623 1,022
Sleep Number Corp. (a) ................................................... 2,636 36
Smith & Wesson Brands, Inc. .............................................. 5,595 72
Smith Douglas Homes Corp. (a) ............................................. 1,078 36
Soho House & Co., Inc. (a) (b) .............................................. 5,128 27
Solid Power, Inc. (a) (b) ................................................... 17,388 21
Solo Brands, Inc. , Class A (a) ............................................... 3,489 4
Sonic Automotive, Inc. , Class A ............................................ 1,610 91
Sonos, Inc. (a) ......................................................... 15,013 188
Sportsman's Warehouse Holdings, Inc. (a) ...................................... 4,505 12
Standard Motor Products, Inc. .............................................. 2,608 84
Steven Madden Ltd. ..................................................... 8,678 390
Stitch Fix, Inc. , Class A (a) ................................................ 11,699 37
Stoneridge, Inc. (a) ...................................................... 3,345 23
Strategic Education, Inc. .................................................. 3,011 262
Strattec Security Corp. (a) ................................................. 481 18
Stride, Inc. (a) .......................................................... 5,184 484
Sturm Ruger & Co., Inc. .................................................. 2,077 82
Superior Group of Cos., Inc. ............................................... 1,457 21
Sweetgreen, Inc. , Class A (a) ............................................... 11,617 419
Tapestry, Inc. .......................................................... 29,013 1,377
Target Hospitality Corp. (a) ................................................ 3,996 30
Taylor Morrison Home Corp. (a) ............................................ 12,832 879
Tempur Sealy International, Inc. ............................................ 21,178 1,015
Texas Roadhouse, Inc. ................................................... 8,390 1,604
The Buckle, Inc. ........................................................ 3,872 165
The Cato Corp. , Class A .................................................. 2,121 14
The Cheesecake Factory, Inc. (b) ............................................ 5,948 275
The Children's Place, Inc. (a) ............................................... 639 9
The Gap, Inc. .......................................................... 28,344 589
The Goodyear Tire & Rubber Co. (a) ......................................... 35,733 286
The Lovesac Co. (a) ..................................................... 1,767 52
The ODP Corp. (a) ...................................................... 4,098 127
The ONE Group Hospitality, Inc. (a) .......................................... 3,106 11
The RealReal, Inc. (a) .................................................... 10,838 31
The Wendy's Co. ....................................................... 23,447 448
Thor Industries, Inc. ..................................................... 6,404 667
ThredUp, Inc. , Class A (a) ................................................. 10,081 6
Tile Shop Holdings, Inc. (a) ................................................ 3,264 22
Tilly's, Inc. , Class A (a) ................................................... 2,825 11
Toll Brothers, Inc. ...................................................... 12,682 1,857
TopBuild Corp. (a) ...................................................... 3,791 1,340
Topgolf Callaway Brands Corp. (a) ........................................... 16,871 164
Traeger, Inc. (a) ........................................................ 7,229 22
Travel + Leisure Co. ..................................................... 8,479 405
Tri Pointe Homes, Inc. (a) ................................................. 11,463 463
Udemy, Inc. (a) ......................................................... 9,995 78
Under Armour, Inc. , Class A (a) ............................................. 38,778 332
Unifi, Inc. (a) .......................................................... 1,802 11
United Parks & Resorts, Inc. (a) ............................................. 7,207 379
Universal Electronics, Inc. (a) .............................................. 1,348 12
Universal Technical Institute, Inc. (a) ......................................... 6,322 105
Upbound Group, Inc. .................................................... 6,109 179
Urban Outfitters, Inc. (a) .................................................. 7,380 265

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Vail Resorts, Inc. ....................................................... 4,589 $ 760
Valvoline, Inc. (a) ....................................................... 16,198 652
Vera Bradley, Inc. (a) ..................................................... 2,620 13
VF Corp. ............................................................. 46,429 962
Victoria's Secret & Co. (a) ................................................. 8,876 269
Vista Outdoor, Inc. (a) .................................................... 6,524 287
Visteon Corp. (a) ........................................................ 3,443 311
Vizio Holding Corp. , Class A (a) (b) .......................................... 9,606 107
W.W. International, Inc. (a) (b) .............................................. 9,946 10
Warby Parker, Inc. , Class A (a) .............................................. 11,062 187
Wayfair, Inc. , Class A (a) .................................................. 11,257 482
Weyco Group, Inc. ...................................................... 739 25
Whirlpool Corp. ........................................................ 6,748 698
Wingstop, Inc. ......................................................... 3,694 1,063
Winmark Corp. ........................................................ 368 137
Winnebago Industries, Inc. ................................................ 3,538 198
Wolverine World Wide, Inc. ............................................... 9,952 153
Worthington Enterprises, Inc. .............................................. 3,950 151
Wyndham Hotels & Resorts, Inc. ............................................ 9,776 863
Wynn Resorts Ltd. ...................................................... 11,886 1,141
XPEL, Inc. (a) ......................................................... 2,709 104
Xponential Fitness, Inc. , Class A (a) .......................................... 2,914 36
YETI Holdings, Inc. (a) ................................................... 10,618 374
Zumiez, Inc. (a) ........................................................ 1,947 40
102,054
Consumer Staples (3.2%):
Alico, Inc. ............................................................ 667 16
B&G Foods, Inc. ....................................................... 9,713 83
BellRing Brands, Inc. (a) .................................................. 16,202 1,067
Beyond Meat, Inc. (a) (b) .................................................. 7,700 47
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 16,596 1,406
BRC, Inc. , Class A (a) .................................................... 8,456 26
Calavo Growers, Inc. .................................................... 2,108 56
Cal-Maine Foods, Inc. ................................................... 5,134 451
Casey's General Stores, Inc. ............................................... 4,664 1,838
Central Garden & Pet Co. , Class A (a) ........................................ 8,055 235
Coca-Cola Consolidated, Inc. .............................................. 682 767
Coty, Inc. , Class A (a) .................................................... 46,366 345
Darling Ingredients, Inc. (a) ................................................ 19,863 777
Edgewell Personal Care Co. ............................................... 6,161 215
elf Beauty, Inc. (a) ....................................................... 6,837 720
Energizer Holdings, Inc. .................................................. 8,235 264
FitLife Brands, Inc. (a) ................................................... 504 16
Flowers Foods, Inc. ..................................................... 24,789 551
Fresh Del Monte Produce, Inc. ............................................. 4,726 152
Freshpet, Inc. (a) ........................................................ 5,923 785
Grocery Outlet Holding Corp. (a) ............................................ 11,876 170
Herbalife Ltd. (a) (b) ..................................................... 12,319 93
HF Foods Group, Inc. (a) .................................................. 4,618 16
Ingles Markets, Inc. , Class A ............................................... 1,826 117
Ingredion, Inc. ......................................................... 8,153 1,082
Inter Parfums, Inc. ...................................................... 2,282 276
Ispire Technology, Inc. (a) (b) ............................................... 2,112 12
J & J Snack Foods Corp. .................................................. 1,926 316
John B Sanfilippo & Son, Inc. .............................................. 1,116 92
Lancaster Colony Corp. .................................................. 2,433 422
Lifeway Foods, Inc. (a) ................................................... 581 15
Limoneira Co. .......................................................... 1,920 49
Mama's Creations, Inc. (a) ................................................. 4,266 32
Maplebear, Inc. (a) ...................................................... 18,469 814
Medifast, Inc. (a) ....................................................... 1,342 25
MGP Ingredients, Inc. .................................................... 1,755 84

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Mission Produce, Inc. (a) .................................................. 5,520 $ 65
Molson Coors Beverage Co. , Class B ......................................... 21,476 1,170
National Beverage Corp. .................................................. 2,742 124
Natural Grocers by Vitamin Cottage, Inc. ...................................... 920 25
Nature's Sunshine Products, Inc. (a) .......................................... 1,815 23
Nu Skin Enterprises, Inc. , Class A ........................................... 6,163 38
Oil-Dri Corp. of America ................................................. 615 42
Olaplex Holdings, Inc. (a) ................................................. 16,327 29
Performance Food Group Co. (a) ............................................ 19,201 1,560
Post Holdings, Inc. (a) .................................................... 5,951 650
PriceSmart, Inc. ........................................................ 3,158 262
Reynolds Consumer Products, Inc. .......................................... 6,855 185
Seaboard Corp. ........................................................ 32 88
Seneca Foods Corp. , Class A (a) ............................................. 653 40
SOW GOOD, Inc. (a) .................................................... 552 5
SpartanNash Co. ....................................................... 4,202 88
Spectrum Brands Holdings, Inc. ............................................ 3,425 307
Sprouts Farmers Market, Inc. (a) ............................................ 12,580 1,616
The Andersons, Inc. ..................................................... 4,081 185
The Beauty Health Co. (a) (b) ............................................... 9,763 16
The Boston Beer Co., Inc. , Class A (a) ........................................ 1,122 327
The Chefs' Warehouse, Inc. (a) .............................................. 4,366 174
The Hain Celestial Group, Inc. (a) ........................................... 11,186 98
The Honest Co., Inc. (a) ................................................... 8,382 31
The Simply Good Foods Co. (a) ............................................. 11,458 386
The Vita Coco Co., Inc. (a) ................................................ 4,841 143
Tootsie Roll Industries, Inc. ................................................ 1,818 53
TreeHouse Foods, Inc. (a) ................................................. 6,509 237
Turning Point Brands, Inc. ................................................ 2,068 98
U.S. Foods Holding Corp. (a) ............................................... 30,723 1,894
United Natural Foods, Inc. (a) .............................................. 7,306 149
Universal Corp. ........................................................ 3,010 153
USANA Health Sciences, Inc. (a) ............................................ 1,404 52
Utz Brands, Inc. ........................................................ 8,474 146
Veru, Inc. (a) .......................................................... 15,930 12
Village Super Market, Inc. , Class A .......................................... 1,087 31
Vital Farms, Inc. (a) ..................................................... 3,587 124
WD-40 Co. ........................................................... 1,708 448
Weis Markets, Inc. ...................................................... 2,061 130
Westrock Coffee Co. (a) (b) ................................................ 3,819 25
WK Kellogg Co. ....................................................... 8,234 137
24,798
Energy (3.8%):
Aemetis, Inc. (a) (b) ...................................................... 5,439 15
Amplify Energy Corp. (a) ................................................. 4,574 30
Antero Midstream Corp. .................................................. 42,555 612
Antero Resources Corp. (a) ................................................ 36,353 941
APA Corp. ............................................................ 45,684 1,078
Archrock, Inc. ......................................................... 19,240 385
Ardmore Shipping Corp. .................................................. 4,986 70
Atlas Energy Solutions, Inc. ............................................... 8,167 160
Berry Corp. ........................................................... 9,457 47
Bristow Group, Inc. (a) ................................................... 3,499 116
Cactus, Inc. , Class A ..................................................... 8,327 494
California Resources Corp. ................................................ 9,298 483
Centrus Energy Corp. , Class A (a) ........................................... 1,729 179
ChampionX Corp. ...................................................... 23,903 675
Chesapeake Energy Corp. ................................................. 25,169 2,132
Chord Energy Corp. ..................................................... 7,724 966
Civitas Resources, Inc. ................................................... 11,828 577
Clean Energy Fuels Corp. (a) ............................................... 20,827 59
CNX Resources Corp. (a) ................................................. 21,774 741

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Comstock Resources, Inc. (b) ............................................... 11,562 $ 134
CONSOL Energy, Inc. ................................................... 3,637 403
Core Laboratories, Inc. (b) ................................................. 5,878 111
Crescent Energy Co. , Class A .............................................. 18,685 232
CVR Energy, Inc. ....................................................... 12,714 202
Delek US Holdings, Inc. .................................................. 7,952 125
DHT Holdings, Inc. ..................................................... 17,596 182
DMC Global, Inc. (a) .................................................... 2,133 22
Dorian LPG Ltd. ....................................................... 4,634 134
DT Midstream, Inc. ..................................................... 12,255 1,105
Empire Petroleum Corp. (a) ................................................ 2,990 15
Energy Services of America Corp. ........................................... 1,315 15
EnLink Midstream LLC .................................................. 28,839 428
Evolution Petroleum Corp. ................................................ 3,814 20
Excelerate Energy, Inc. , Class A ............................................ 3,102 74
Expro Group Holdings NV (a) .............................................. 14,527 185
Forum Energy Technologies, Inc. (a) ......................................... 1,394 19
FutureFuel Corp. ....................................................... 3,249 20
Geospace Technologies Corp. (a) ............................................ 1,508 17
Gevo, Inc. (a) (b) ........................................................ 28,690 67
Golar LNG Ltd. ........................................................ 11,790 428
Gran Tierra Energy, Inc. (a) ................................................ 3,770 24
Granite Ridge Resources, Inc. .............................................. 6,586 39
Green Plains, Inc. (a) ..................................................... 7,942 97
Gulfport Energy Corp. (a) ................................................. 2,270 314
Hallador Energy Co. (a) ................................................... 3,291 33
Helix Energy Solutions Group, Inc. (a) ........................................ 18,039 167
Helmerich & Payne, Inc. .................................................. 12,036 404
HF Sinclair Corp. ....................................................... 22,034 851
Innovex International, Inc. (a) .............................................. 4,275 61
International Seaways, Inc. ................................................ 5,023 219
Kinetik Holdings, Inc. ................................................... 4,247 207
Kodiak Gas Services, Inc. ................................................. 2,783 89
Kosmos Energy Ltd. (a) ................................................... 58,198 219
Liberty Energy, Inc. ..................................................... 20,177 344
Magnolia Oil & Gas Corp. , Class A .......................................... 22,900 579
Mammoth Energy Services, Inc. (a) .......................................... 5,816 26
Matador Resources Co. ................................................... 14,579 760
Murphy Oil Corp. ...................................................... 17,998 567
Nabors Industries Ltd. (a) ................................................. 1,079 80
NACCO Industries, Inc. , Class A ............................................ 390 12
Natural Gas Services Group, Inc. (a) .......................................... 1,199 23
New Fortress Energy, Inc. (b) ............................................... 14,626 123
Newpark Resources, Inc. (a) ............................................... 9,834 65
NextDecade Corp. (a) (b) .................................................. 20,746 121
Northern Oil & Gas, Inc. .................................................. 11,738 425
NOV, Inc. ............................................................ 49,450 767
Oceaneering International, Inc. (a) ........................................... 12,576 307
Oil States International, Inc. (a) ............................................. 7,600 36
OPAL Fuels, Inc. , Class A (a) ............................................... 2,212 8
Ovintiv, Inc. .......................................................... 33,185 1,301
Par Pacific Holdings, Inc. (a) ............................................... 6,936 107
Patterson-UTI Energy, Inc. ................................................ 44,838 344
PBF Energy, Inc. , Class A ................................................. 12,336 352
Peabody Energy Corp. ................................................... 15,817 416
Permian Resources Corp. ................................................. 63,396 864
PHX Minerals, Inc. ..................................................... 3,640 13
PrimeEnergy Resources Corp. (a) ............................................ 75 12
ProPetro Holding Corp. (a) ................................................ 10,199 70
Range Resources Corp. ................................................... 29,638 890
Ranger Energy Services, Inc. ............................................... 1,925 25
REX American Resources Corp. (a) (b) ........................................ 1,956 87
Riley Exploration Permian, Inc. ............................................. 1,044 28

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ring Energy, Inc. (a) ..................................................... 16,588 $ 25
RPC, Inc. ............................................................ 12,072 69
SandRidge Energy, Inc. .................................................. 4,607 51
Scorpio Tankers, Inc. .................................................... 5,946 346
SEACOR Marine Holdings, Inc. (a) .......................................... 2,892 20
Select Water Solutions, Inc. ................................................ 11,473 122
Sitio Royalties Corp. , Class A .............................................. 9,756 217
SM Energy Co. ........................................................ 14,226 597
Solaris Energy Infrastructure, Inc. , Class A ..................................... 3,147 41
Talos Energy, Inc. (a) ..................................................... 17,851 182
Teekay Corp. Ltd. (a) .................................................... 7,395 62
Teekay Tankers Ltd. , Class A (a) ............................................ 3,097 148
TETRA Technologies, Inc. (a) .............................................. 14,896 50
Tidewater, Inc. (a) ....................................................... 6,291 378
Transocean Ltd. (a) (b) .................................................... 92,502 401
Uranium Energy Corp. (a) ................................................. 50,643 376
VAALCO Energy, Inc. ................................................... 12,879 69
Vital Energy, Inc. (a) ..................................................... 2,918 80
Vitesse Energy, Inc. ..................................................... 2,984 74
W&T Offshore, Inc. ..................................................... 12,346 26
Weatherford International PLC ............................................. 8,790 694
World Kinect Corp. ..................................................... 7,219 189
29,391
Financials (18.3%):
1st Source Corp. ....................................................... 2,353 139
Acacia Research Corp. (a) ................................................. 12,470 56
ACNB Corp. .......................................................... 1,038 44
Advanced Flower Capital, Inc. ............................................. 2,092 20
Affiliated Managers Group, Inc. ............................................ 3,694 716
Affinity Bancshares, Inc. (a) ................................................ 577 12
Affirm Holdings, Inc. (a) .................................................. 31,792 1,394
AG Mortgage Investment Trust, Inc. ......................................... 3,487 25
AGNC Investment Corp. (b) ............................................... 98,146 914
Alerus Financial Corp. ................................................... 2,140 43
Ally Financial, Inc. ...................................................... 38,178 1,338
Amalgamated Financial Corp. .............................................. 2,220 74
A-Mark Precious Metals, Inc. .............................................. 2,236 87
Ambac Financial Group, Inc. (a) ............................................ 5,450 62
Amerant Bancorp, Inc. ................................................... 3,392 72
American Coastal Insurance Corp. (a) ......................................... 3,018 37
American Financial Group, Inc. ............................................. 9,206 1,187
Ameris Bancorp ........................................................ 8,243 511
AMERISAFE, Inc. ...................................................... 2,372 128
Ames National Corp. .................................................... 1,116 19
Angel Oak Mortgage REIT, Inc. ............................................ 2,212 20
Annaly Capital Management, Inc. ........................................... 63,209 1,202
Apollo Commercial Real Estate Finance, Inc. ................................... 17,298 154
Arbor Realty Trust, Inc. (b) ................................................ 22,938 338
Ares Commercial Real Estate Corp. .......................................... 6,424 41
ARMOUR Residential REIT, Inc. ........................................... 6,130 115
Arrow Financial Corp. ................................................... 2,059 59
Artisan Partners Asset Management, Inc. , Class A ................................ 8,609 380
Associated Banc-Corp. ................................................... 18,867 448
Assurant, Inc. ......................................................... 6,499 1,246
Assured Guaranty Ltd. ................................................... 6,270 523
Atlantic Union Bankshares Corp. ............................................ 11,234 425
Atlanticus Holdings Corp. (a) ............................................... 595 22
AvidXchange Holdings, Inc. (a) ............................................. 20,161 166
Axis Capital Holdings Ltd. ................................................ 9,716 760
Axos Financial, Inc. (a) ................................................... 6,476 439
B Riley Financial, Inc. (b) ................................................. 1,967 12
Banc of California, Inc. .................................................. 17,429 268

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
BancFirst Corp. ........................................................ 2,519 $ 274
Bank First Corp. ....................................................... 1,141 105
Bank of Hawaii Corp. .................................................... 4,926 356
Bank of Marin Bancorp .................................................. 1,855 41
Bank OZK ............................................................ 13,632 596
Bank7 Corp. .......................................................... 445 19
BankFinancial Corp. ..................................................... 1,367 17
BankUnited, Inc. ....................................................... 9,362 331
Bankwell Financial Group, Inc. ............................................. 751 21
Banner Corp. .......................................................... 4,252 272
Bar Harbor Bankshares, Inc. ............................................... 1,881 60
BayCom Corp. ......................................................... 1,308 32
BCB Bancorp, Inc. ...................................................... 1,865 23
Berkshire Hills Bancorp, Inc. .............................................. 5,368 146
BGC Group, Inc. , Class A ................................................. 45,333 425
Blackstone Mortgage Trust, Inc. , Class A (b) .................................... 20,686 377
Blue Foundry Bancorp (a) ................................................. 2,528 25
Blue Owl Capital, Inc. ................................................... 69,341 1,550
BOK Financial Corp. .................................................... 3,251 345
Bread Financial Holdings, Inc. ............................................. 6,131 306
Bridge Investment Group Holdings, Inc. , Class A ................................ 4,684 51
Bridgewater Bancshares, Inc. (a) ............................................ 2,436 36
Brighthouse Financial, Inc. (a) .............................................. 7,595 359
Brightsphere Investment Group, Inc. ......................................... 4,646 123
BrightSpire Capital, Inc. .................................................. 16,157 98
Brookline Bancorp, Inc. .................................................. 10,910 123
Burke & Herbert Financial Services Corp. ..................................... 1,689 107
Business First Bancshares, Inc. ............................................. 2,969 78
Byline Bancorp, Inc. ..................................................... 3,142 85
C&F Financial Corp. .................................................... 385 24
Cadence Bank ......................................................... 23,045 770
California Bancorp (a) .................................................... 2,257 33
Camden National Corp. .................................................. 1,770 74
Cannae Holdings, Inc. (b) ................................................. 7,069 140
Cantaloupe, Inc. (a) ...................................................... 8,438 75
Capital Bancorp, Inc. .................................................... 1,138 29
Capital City Bank Group, Inc. .............................................. 1,725 60
Capitol Federal Financial, Inc. .............................................. 15,540 100
Carter Bankshares, Inc. (a) ................................................. 2,815 52
Cass Information Systems, Inc. ............................................. 1,539 64
Cathay General Bancorp .................................................. 8,647 398
Central Pacific Financial Corp. ............................................. 3,336 90
Chemung Financial Corp. ................................................. 457 22
Chicago Atlantic Real Estate Finance, Inc. ..................................... 2,123 32
Chimera Investment Corp. ................................................ 9,972 151
ChoiceOne Financial Services, Inc. (b) ........................................ 1,039 34
Citizens & Northern Corp. ................................................ 1,856 35
Citizens Community Bancorp, Inc. .......................................... 1,169 16
Citizens Financial Services, Inc. ............................................ 561 33
Citizens, Inc. (a) (b) ...................................................... 5,657 27
City Holding Co. ....................................................... 1,817 212
Civista Bancshares, Inc. .................................................. 1,910 39
Claros Mortgage Trust, Inc. ................................................ 16,164 102
CNA Financial Corp. .................................................... 34,048 1,631
CNB Financial Corp. .................................................... 2,512 64
CNO Financial Group, Inc. ................................................ 13,007 447
Coastal Financial Corp. (a) ................................................ 1,397 88
Cohen & Steers, Inc. .................................................... 3,401 336
Colony Bankcorp, Inc. ................................................... 1,940 29
Columbia Banking System, Inc. ............................................ 26,252 748
Columbia Financial, Inc. (a) ................................................ 3,400 58
Comerica, Inc. ......................................................... 16,625 1,059
Commerce Bancshares, Inc. ............................................... 15,792 987

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Community Financial System, Inc. .......................................... 6,560 $ 401
Community Trust Bancorp, Inc. ............................................. 2,205 114
Community West Bancshares .............................................. 2,092 39
Compass Diversified Holdings ............................................. 8,401 182
ConnectOne Bancorp, Inc. ................................................ 4,465 108
Consumer Portfolio Services, Inc. (a) ......................................... 1,055 11
Crawford & Co. , Class A ................................................. 2,739 30
Credit Acceptance Corp. (a) ................................................ 796 338
CrossFirst Bankshares, Inc. (a) .............................................. 5,241 82
Cullen/Frost Bankers, Inc. ................................................. 7,501 955
Customers Bancorp, Inc. (a) ................................................ 3,671 169
CVB Financial Corp. .................................................... 16,600 323
Diamond Hill Investment Group, Inc. ........................................ 331 50
Dime Community Bancshares, Inc. .......................................... 4,676 141
Donegal Group, Inc. , Class A .............................................. 2,038 31
Donnelley Financial Solutions, Inc. (a) ........................................ 3,467 202
Dynex Capital, Inc. ..................................................... 9,306 114
Eagle Bancorp, Inc. ..................................................... 3,692 97
East West Bancorp, Inc. .................................................. 17,348 1,691
Eastern Bankshares, Inc. .................................................. 25,046 409
eHealth, Inc. (a) ........................................................ 3,361 17
Ellington Credit Co. ..................................................... 3,157 21
Ellington Financial, Inc. .................................................. 10,627 128
Employers Holdings, Inc. ................................................. 3,084 150
Encore Capital Group, Inc. (a) .............................................. 2,907 133
Enova International, Inc. (a) ................................................ 3,140 273
Enstar Group Ltd. (a) .................................................... 1,469 474
Enterprise Bancorp, Inc. .................................................. 1,201 39
Enterprise Financial Services Corp. .......................................... 4,628 244
Equitable Holdings, Inc. .................................................. 40,250 1,825
Equity Bancshares, Inc. , Class A ............................................ 1,654 70
Erie Indemnity Co. , Class A ............................................... 3,181 1,428
Esquire Financial Holdings, Inc. ............................................ 886 59
ESSA Bancorp, Inc. ..................................................... 1,054 20
Essent Group Ltd. ...................................................... 13,013 781
Euronet Worldwide, Inc. (a) ................................................ 5,260 518
Evans Bancorp, Inc. ..................................................... 664 26
Evercore, Inc. ......................................................... 4,490 1,186
EVERTEC, Inc. ........................................................ 7,954 261
EZCORP, Inc. , Class A (a) ................................................. 6,286 72
F&G Annuities & Life, Inc. ................................................ 15,656 628
Farmers & Merchants Bancorp, Inc. .......................................... 1,588 43
Farmers National Banc Corp. .............................................. 4,537 62
FB Financial Corp. ...................................................... 4,406 217
Federal Agricultural Mortgage Corp. , Class C ................................... 1,248 229
Federated Hermes, Inc. ................................................... 9,972 400
Fidelity D&D Bancorp, Inc. ............................................... 585 31
Fidelity National Financial, Inc. ............................................ 32,547 1,958
Financial Institutions, Inc. ................................................. 1,899 46
Finwise Bancorp (a) ..................................................... 1,117 19
First American Financial Corp. ............................................. 12,397 795
First Bancorp NC ....................................................... 5,030 210
First Bancorp Puerto Rico ................................................. 20,221 390
First Bank ............................................................ 2,744 39
First Busey Corp. ....................................................... 6,877 167
First Business Financial Services, Inc. ........................................ 919 39
First Commonwealth Financial Corp. ......................................... 12,682 208
First Community Bankshares, Inc. ........................................... 1,945 81
First Community Corp. ................................................... 887 21
First Financial Bancorp ................................................... 11,813 302
First Financial Bankshares, Inc. ............................................. 17,360 627
First Financial Corp. ..................................................... 1,433 62
First Financial Northwest, Inc. ............................................. 889 20

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
First Foundation, Inc. .................................................... 7,664 $ 52
First Guaranty Bancshares, Inc. ............................................. 759 8
First Hawaiian, Inc. ..................................................... 16,077 398
First Horizon Corp. ..................................................... 66,868 1,159
First Internet Bancorp .................................................... 920 32
First Interstate BancSystem, Inc. , Class A ...................................... 11,402 351
First Merchants Corp. .................................................... 7,288 270
First Mid Bancshares, Inc. ................................................ 2,560 98
First Savings Financial Group, Inc. .......................................... 645 17
First United Corp. ...................................................... 754 24
First Western Financial, Inc. (a) ............................................. 904 17
FirstCash Holdings, Inc. .................................................. 4,899 507
Five Star Bancorp (b) .................................................... 1,871 56
Flagstar Financial, Inc. (b) ................................................. 41,000 415
Flushing Financial Corp. .................................................. 3,475 54
Flywire Corp. (a) ....................................................... 14,948 260
FNB Corp. ............................................................ 44,853 650
Forge Global Holdings, Inc. (a) ............................................. 13,598 16
Franklin BSP Realty Trust, Inc. ............................................. 10,273 134
Franklin Financial Services Corp. ........................................... 522 17
Freedom Holding Corp. (a) ................................................ 2,244 243
FS Bancorp, Inc. ....................................................... 828 36
Fulton Financial Corp. ................................................... 22,743 412
FVCBankcorp, Inc. (a) ................................................... 1,866 24
GCM Grosvenor, Inc. , Class A ............................................. 5,477 63
Genworth Financial, Inc. (a) ................................................ 53,546 361
German American Bancorp, Inc. ............................................ 3,565 144
Glacier Bancorp, Inc. .................................................... 14,272 744
Globe Life, Inc. ........................................................ 11,096 1,172
Goosehead Insurance, Inc. , Class A (a) ........................................ 2,852 311
Granite Point Mortgage Trust, Inc. ........................................... 6,232 19
Great Ajax Corp. ....................................................... 5,288 17
Great Southern Bancorp, Inc. .............................................. 1,094 62
Green Dot Corp. , Class A (a) ............................................... 6,508 74
Greene County Bancorp, Inc. .............................................. 879 25
Greenlight Capital Re Ltd. , Class A (a) ........................................ 3,417 46
Guaranty Bancshares, Inc. ................................................. 1,022 34
HA Sustainable Infrastructure Capital, Inc. ..................................... 14,432 505
Hamilton Lane, Inc. , Class A ............................................... 4,540 816
Hancock Whitney Corp. .................................................. 10,792 562
Hanmi Financial Corp. ................................................... 3,760 86
Hanover Bancorp, Inc. (b) ................................................. 512 10
HarborOne Bancorp, Inc. ................................................. 4,893 58
Hawthorn Bancshares, Inc. ................................................ 794 23
HBT Financial, Inc. ..................................................... 1,555 33
HCI Group, Inc. ........................................................ 1,034 117
Heartland Financial USA, Inc. .............................................. 5,318 316
Heritage Commerce Corp. ................................................ 7,381 72
Heritage Financial Corp. .................................................. 4,280 98
Heritage Insurance Holdings, Inc. (a) ......................................... 2,855 30
Hilltop Holdings, Inc. .................................................... 5,741 176
Hippo Holdings, Inc. (a) .................................................. 1,719 38
Home Bancorp, Inc. ..................................................... 873 41
Home Bancshares, Inc. ................................................... 23,380 638
HomeStreet, Inc. ....................................................... 2,238 20
HomeTrust Bancshares, Inc. ............................................... 1,847 61
Hope Bancorp, Inc. ..................................................... 14,476 179
Horace Mann Educators Corp. .............................................. 5,124 191
Horizon Bancorp, Inc. ................................................... 5,355 86
Houlihan Lokey, Inc. .................................................... 6,709 1,159
I3 Verticals, Inc. , Class A (a) ............................................... 2,874 66
Independent Bank Corp. MA ............................................... 5,311 334
Independent Bank Corp. MI ............................................... 2,524 83

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Independent Bank Group, Inc. .............................................. 4,532 $ 264
Interactive Brokers Group, Inc. ............................................. 13,282 2,027
International Bancshares Corp. ............................................. 6,913 423
International Money Express, Inc. (a) ......................................... 3,685 65
Invesco Ltd. ........................................................... 55,959 970
Invesco Mortgage Capital, Inc. ............................................. 6,909 56
Investar Holding Corp. ................................................... 1,070 22
Investors Title Co. ...................................................... 178 41
Jackson Financial, Inc. , Class A ............................................. 9,330 933
James River Group Holdings Ltd. ........................................... 4,581 28
Jefferies Financial Group, Inc. .............................................. 20,471 1,310
John Marshall Bancorp, Inc. ............................................... 1,562 33
Kearny Financial Corp. ................................................... 7,173 50
Kemper Corp. ......................................................... 7,765 483
KeyCorp ............................................................. 118,770 2,048
Kingsway Financial Services, Inc. (a) ......................................... 2,538 23
Kinsale Capital Group, Inc. ................................................ 2,788 1,194
KKR Real Estate Finance Trust, Inc. ......................................... 7,359 85
Ladder Capital Corp. .................................................... 14,303 163
Lakeland Financial Corp. ................................................. 3,128 204
Lazard, Inc. ........................................................... 13,733 728
LCNB Corp. .......................................................... 1,670 26
Lemonade, Inc. (a) (b) .................................................... 6,477 154
LendingClub Corp. (a) .................................................... 13,587 193
LendingTree, Inc. (a) ..................................................... 1,385 79
Lincoln National Corp. ................................................... 21,264 739
LINKBANCORP, Inc. ................................................... 3,011 22
Live Oak Bancshares, Inc. ................................................ 4,283 170
loanDepot, Inc. , Class A (a) ................................................ 8,221 17
LUB Liquidating Trust (a) (c) ............................................... 2,351 2
Lument Finance Trust, Inc. ................................................ 4,195 10
Maiden Holdings Ltd. (a) .................................................. 10,165 16
MainStreet Bancshares, Inc. ............................................... 784 14
MarketAxess Holdings, Inc. ............................................... 4,664 1,350
Marqeta, Inc. , Class A (a) ................................................. 49,713 281
MBIA, Inc. ........................................................... 5,534 22
Medallion Financial Corp. ................................................ 2,142 20
Mercantile Bank Corp. ................................................... 1,927 83
Merchants Bancorp ..................................................... 2,392 88
Mercury General Corp. ................................................... 3,357 227
Meridian Corp. ........................................................ 1,073 15
Metrocity Bankshares, Inc. ................................................ 2,322 69
Metropolitan Bank Holding Corp. (a) ......................................... 1,201 64
MFA Financial, Inc. ..................................................... 12,810 157
MGIC Investment Corp. .................................................. 32,249 807
Mid Penn Bancorp, Inc. .................................................. 1,795 57
Middlefield Banc Corp. .................................................. 906 26
Midland States Bancorp, Inc. .............................................. 2,537 63
MidWestOne Financial Group, Inc. .......................................... 1,808 52
Moelis & Co. , Class A ................................................... 8,868 589
Moneylion, Inc. (a) (b) .................................................... 701 30
Morningstar, Inc. ....................................................... 3,416 1,121
Mr. Cooper Group, Inc. (a) ................................................. 7,845 695
MVB Financial Corp. .................................................... 1,483 28
National Bank Holdings Corp. , Class A ....................................... 4,689 211
National Bankshares, Inc. ................................................. 776 22
Navient Corp. ......................................................... 13,565 193
NB Bancorp, Inc. (a) ..................................................... 5,321 100
NBT Bancorp, Inc. ...................................................... 5,825 259
NCR Atleos Corp. (a) .................................................... 8,928 234
Nelnet, Inc. , Class A ..................................................... 2,039 230
NerdWallet, Inc. , Class A (a) ............................................... 4,785 70
New York Mortgage Trust, Inc. ............................................. 11,275 65

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
NewtekOne, Inc. ....................................................... 3,076 $ 40
Nexpoint Real Estate Finance, Inc. .......................................... 2,096 32
NI Holdings, Inc. (a) ..................................................... 830 13
Nicolet Bankshares, Inc. .................................................. 1,683 171
NMI Holdings, Inc. (a) ................................................... 9,904 383
Northeast Bank ........................................................ 868 77
Northeast Community Bancorp, Inc. ......................................... 1,535 40
Northfield Bancorp, Inc. .................................................. 4,769 56
Northrim Bancorp, Inc. ................................................... 673 44
Northwest Bancshares, Inc. ................................................ 15,258 203
Norwood Financial Corp. ................................................. 905 27
Oak Valley Bancorp ..................................................... 835 23
OceanFirst Financial Corp. ................................................ 7,139 130
OFG Bancorp ......................................................... 5,789 233
Old National Bancorp .................................................... 39,973 770
Old Republic International Corp. ............................................ 30,249 1,057
Old Second Bancorp, Inc. ................................................. 5,162 85
OneMain Holdings, Inc. .................................................. 15,046 747
Onity Group, Inc. (a) ..................................................... 834 25
OP Bancorp ........................................................... 1,392 21
Open Lending Corp. (a) ................................................... 13,262 74
Oportun Financial Corp. (a) ................................................ 3,519 10
Oppenheimer Holdings, Inc. , Class A ......................................... 736 41
Orange County Bancorp, Inc. .............................................. 533 28
Orchid Island Capital, Inc. (b) .............................................. 8,996 68
Origin Bancorp, Inc. ..................................................... 3,563 112
Orrstown Financial Services, Inc. ........................................... 2,322 87
Oscar Health, Inc. , Class A (a) .............................................. 21,866 367
P10, Inc. , Class A ....................................................... 5,124 57
Pacific Premier Bancorp, Inc. .............................................. 11,914 304
Palomar Holdings, Inc. (a) ................................................. 3,219 289
Park National Corp. ..................................................... 1,986 343
Parke Bancorp, Inc. ..................................................... 1,249 26
Pathward Financial, Inc. .................................................. 3,104 220
Paymentus Holdings, Inc. , Class A (a) ........................................ 2,297 56
Payoneer Global, Inc. (a) .................................................. 37,442 323
Paysafe Ltd. (a) ......................................................... 3,806 81
Paysign, Inc. (a) ........................................................ 4,078 15
PCB Bancorp .......................................................... 1,411 26
Peapack-Gladstone Financial Corp. .......................................... 1,850 59
Penns Woods Bancorp, Inc. ................................................ 900 24
PennyMac Financial Services, Inc. .......................................... 6,116 610
PennyMac Mortgage Investment Trust ........................................ 10,842 146
Peoples Bancorp of North Carolina, Inc. ....................................... 540 14
Peoples Bancorp, Inc. .................................................... 4,290 132
Peoples Financial Services Corp. ............................................ 1,160 54
Perella Weinberg Partners ................................................. 5,920 120
Pinnacle Financial Partners, Inc. ............................................ 9,558 1,008
Pioneer Bancorp, Inc. (a) .................................................. 1,417 16
Piper Sandler Cos. ...................................................... 2,164 614
PJT Partners, Inc. , Class A ................................................ 2,773 385
Plumas Bancorp ........................................................ 657 27
Ponce Financial Group, Inc. (a) ............................................. 2,418 27
Popular, Inc. .......................................................... 8,956 799
PRA Group, Inc. (a) ..................................................... 4,823 97
Preferred Bank ......................................................... 1,730 146
Premier Financial Corp. .................................................. 4,430 109
Primerica, Inc. ......................................................... 4,251 1,177
Primis Financial Corp. ................................................... 2,388 27
Princeton Bancorp, Inc. .................................................. 602 21
Priority Technology Holdings, Inc. (a) ........................................ 1,998 11
ProAssurance Corp. (a) ................................................... 6,367 95
PROG Holdings, Inc. .................................................... 5,259 230

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Prosperity Bancshares, Inc. ................................................ 11,520 $ 843
Provident Bancorp, Inc. (a) ................................................ 1,978 20
Provident Financial Services, Inc. ........................................... 15,416 288
QCR Holdings, Inc. ..................................................... 2,056 163
Radian Group, Inc. ...................................................... 18,732 654
RBB Bancorp ......................................................... 2,026 45
Ready Capital Corp. ..................................................... 21,067 144
Red River Bancshares, Inc. ................................................ 535 28
Redwood Trust, Inc. ..................................................... 16,517 121
Regional Management Corp. ............................................... 1,166 33
Reinsurance Group of America, Inc. ......................................... 8,292 1,750
Remitly Global, Inc. (a) ................................................... 18,203 327
RenaissanceRe Holdings Ltd. .............................................. 6,300 1,653
Renasant Corp. ........................................................ 7,800 266
Repay Holdings Corp. (a) ................................................. 9,730 77
Republic Bancorp, Inc. , Class A ............................................ 1,020 69
Richmond Mutual Bancorp, Inc. ............................................ 1,191 15
Rithm Capital Corp. ..................................................... 61,564 652
RLI Corp. ............................................................ 5,100 795
Robinhood Markets, Inc. , Class A (a) ......................................... 74,207 1,743
Rocket Cos., Inc. , Class A (a) ............................................... 15,333 247
Root, Inc. , Class A (a) .................................................... 932 64
Runway Growth Finance Corp. ............................................. 4,826 49
Ryan Specialty Holdings, Inc. .............................................. 12,486 822
S&T Bancorp, Inc. ...................................................... 4,772 181
Sachem Capital Corp. (b) .................................................. 5,714 13
Safety Insurance Group, Inc. ............................................... 1,836 144
Sandy Spring Bancorp, Inc. ................................................ 5,493 185
Seacoast Banking Corp. of Florida ........................................... 10,584 283
Security National Financial Corp. , Class A (a) ................................... 1,847 18
SEI Investments Co. ..................................................... 13,556 1,013
Selective Insurance Group, Inc. ............................................. 7,623 692
Selectquote, Inc. (a) ..................................................... 16,934 34
ServisFirst Bancshares, Inc. ............................................... 6,386 531
Seven Hills Realty Trust .................................................. 1,824 23
Sezzle, Inc. (a) (b) ....................................................... 366 79
Shift4 Payments, Inc. , Class A (a) ............................................ 8,050 728
Shore Bancshares, Inc. ................................................... 3,764 55
Sierra Bancorp ......................................................... 1,590 45
Silvercrest Asset Management Group, Inc. , Class A ............................... 1,137 20
Simmons First National Corp. , Class A ....................................... 15,602 362
SiriusPoint Ltd. (a) ...................................................... 12,235 161
Skyward Specialty Insurance Group, Inc. (a) .................................... 4,163 184
SLM Corp. ........................................................... 27,046 596
SmartFinancial, Inc. ..................................................... 1,737 58
SoFi Technologies, Inc. (a) ................................................. 128,180 1,432
South Plains Financial, Inc. ................................................ 1,488 50
Southern First Bancshares, Inc. (a) ........................................... 912 35
Southern Missouri Bancorp, Inc. ............................................ 1,203 71
Southern States Bancshares, Inc. ............................................ 825 26
Southside Bancshares, Inc. ................................................ 3,607 117
SouthState Corp. ....................................................... 9,539 930
Starwood Property Trust, Inc. .............................................. 39,697 784
Stellar Bancorp, Inc. ..................................................... 6,096 166
StepStone Group, Inc. , Class A ............................................. 7,798 469
Sterling Bancorp, Inc. (a) .................................................. 2,197 10
Stewart Information Services Corp. .......................................... 3,435 236
Stifel Financial Corp. .................................................... 12,512 1,296
Stock Yards Bancorp, Inc. ................................................. 3,398 219
StoneX Group, Inc. (a) ................................................... 3,456 311
Synovus Financial Corp. .................................................. 18,053 900
Texas Capital Bancshares, Inc. (a) ........................................... 5,700 439
TFS Financial Corp. ..................................................... 6,578 84

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Baldwin Insurance Group, Inc. (a) ........................................ 8,341 $ 386
The Bancorp, Inc. (a) ..................................................... 5,683 286
The Bank of NT Butterfield & Son Ltd. ....................................... 5,897 216
The Carlyle Group, Inc. .................................................. 26,140 1,308
The First Bancorp, Inc. ................................................... 1,206 31
The First Bancshares, Inc. ................................................. 3,569 119
The First of Long Island Corp. ............................................. 2,673 34
The Hanover Insurance Group, Inc. .......................................... 4,504 668
The Hingham Institution for Savings (b) ....................................... 199 50
The Western Union Co. ................................................... 42,553 458
Third Coast Bancshares, Inc. (a) ............................................. 1,401 46
Timberland Bancorp, Inc. ................................................. 931 27
Tiptree, Inc. ........................................................... 2,713 55
Toast, Inc. , Class A (a) .................................................... 49,478 1,486
Tompkins Financial Corp. ................................................. 1,643 106
Towne Bank .......................................................... 8,551 278
TPG RE Finance Trust, Inc. ............................................... 7,785 69
TPG, Inc. ............................................................ 10,482 709
Tradeweb Markets, Inc. , Class A ............................................ 14,588 1,853
TriCo Bancshares ....................................................... 3,840 164
Triumph Financial, Inc. (a) ................................................. 2,747 243
Trupanion, Inc. (a) (b) .................................................... 3,771 207
TrustCo Bank Corp. ..................................................... 2,325 77
Trustmark Corp. ........................................................ 7,133 248
Two Harbors Investment Corp. ............................................. 12,979 149
UMB Financial Corp. .................................................... 5,775 634
United Bankshares, Inc. .................................................. 16,720 630
United Community Banks, Inc. ............................................. 14,974 426
United Fire Group, Inc. ................................................... 2,620 51
Unity Bancorp, Inc. ..................................................... 777 30
Universal Insurance Holdings, Inc. .......................................... 3,231 64
Univest Financial Corp. .................................................. 3,623 101
Unum Group .......................................................... 23,288 1,495
Upstart Holdings, Inc. (a) (b) ............................................... 9,723 473
USCB Financial Holdings, Inc. ............................................. 1,283 19
UWM Holdings Corp. ................................................... 10,919 70
Valley National Bancorp .................................................. 63,319 600
Veritex Holdings, Inc. .................................................... 6,579 178
Victory Capital Holdings, Inc. , Class A (e) ..................................... 7,217 433
Virginia National Bankshares Corp. .......................................... 595 24
Virtu Financial, Inc. , Class A ............................................... 10,380 321
Virtus Investment Partners, Inc. ............................................. 841 182
Voya Financial, Inc. ..................................................... 12,354 992
WaFd, Inc. ............................................................ 10,085 343
Walker & Dunlop, Inc. ................................................... 4,042 442
Washington Trust Bancorp, Inc. ............................................. 2,112 72
Waterstone Financial, Inc. ................................................. 2,005 30
Webster Financial Corp. .................................................. 21,474 1,112
WesBanco, Inc. ........................................................ 7,281 229
West Bancorp, Inc. ...................................................... 1,870 40
Westamerica Bancorp .................................................... 3,217 166
Western Alliance Bancorp ................................................. 13,699 1,140
Western New England Bancorp, Inc. ......................................... 2,364 21
Westwood Holdings Group, Inc. ............................................ 893 14
WEX, Inc. (a) .......................................................... 5,152 889
White Mountains Insurance Group Ltd. ....................................... 315 566
William Penn Bancorp ................................................... 935 12
Wintrust Financial Corp. .................................................. 8,285 960
WisdomTree, Inc. ....................................................... 14,936 155
World Acceptance Corp. (a) ................................................ 606 69
WSFS Financial Corp. ................................................... 7,419 365

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Zions Bancorp NA ...................................................... 18,377 $ 957
141,760
Health Care (12.8%):
10X Genomics, Inc. , Class A (a) ............................................. 12,590 202
23andMe Holding Co. , Class A (a) ........................................... 1,929 9
2seventy bio, Inc. (a) ..................................................... 6,095 26
4D Molecular Therapeutics, Inc. (a) .......................................... 5,526 44
89bio, Inc. (a) .......................................................... 12,487 97
Abeona Therapeutics, Inc. (a) ............................................... 4,933 32
Absci Corp. (a) ......................................................... 11,559 44
Acadia Healthcare Co., Inc. (a) .............................................. 11,391 486
ACADIA Pharmaceuticals, Inc. (a) ........................................... 20,824 304
Accolade, Inc. (a) ....................................................... 8,695 28
Accuray, Inc. (a) ........................................................ 11,845 21
ACELYRIN, Inc. (a) ..................................................... 8,117 46
Achieve Life Sciences, Inc. (a) .............................................. 3,502 16
Acrivon Therapeutics, Inc. (a) (b) ............................................ 2,724 22
Actinium Pharmaceuticals, Inc. (a) ........................................... 3,798 7
Acumen Pharmaceuticals, Inc. (a) ............................................ 5,695 16
AdaptHealth Corp. (a) .................................................... 10,468 108
Adaptive Biotechnologies Corp. (a) .......................................... 17,997 87
Addus HomeCare Corp. (a) ................................................ 2,245 279
Adicet Bio, Inc. (a) ...................................................... 8,381 11
ADMA Biologics, Inc. (a) ................................................. 28,472 464
Adverum Biotechnologies, Inc. (a) ........................................... 1,782 13
Aerovate Therapeutics, Inc. (a) (b) ........................................... 2,476 6
Agenus, Inc. (a) (b) ...................................................... 2,591 11
agilon health, Inc. (a) ..................................................... 38,293 98
Agios Pharmaceuticals, Inc. (a) ............................................. 6,977 310
AirSculpt Technologies, Inc. (a) (b) ........................................... 1,641 9
Akebia Therapeutics, Inc. (a) ............................................... 25,253 42
Akero Therapeutics, Inc. (a) ................................................ 7,342 226
Aldeyra Therapeutics, Inc. (a) .............................................. 7,290 38
Alector, Inc. (a) ......................................................... 9,593 47
Alignment Healthcare, Inc. (a) .............................................. 11,260 140
Alkermes PLC (a) ....................................................... 20,434 525
Allogene Therapeutics, Inc. (a) .............................................. 17,314 44
Alphatec Holdings, Inc. (a) ................................................ 12,505 98
Altimmune, Inc. (a) (b) .................................................... 8,917 60
Alto Neuroscience, Inc. (a) ................................................ 2,803 11
ALX Oncology Holdings, Inc. (a) ............................................ 3,828 5
Amedisys, Inc. (a) ....................................................... 4,054 384
American Well Corp. , Class A (a) ............................................ 1,453 13
Amicus Therapeutics, Inc. (a) ............................................... 36,551 417
AMN Healthcare Services, Inc. (a) ........................................... 4,772 181
Amneal Pharmaceuticals, Inc. (a) ............................................ 15,068 128
Amphastar Pharmaceuticals, Inc. (a) .......................................... 4,429 224
Amylyx Pharmaceuticals, Inc. (a) (b) .......................................... 5,821 31
AnaptysBio, Inc. (a) ..................................................... 3,209 69
Anavex Life Sciences Corp. (a) (b) ........................................... 10,386 69
AngioDynamics, Inc. (a) .................................................. 4,853 32
ANI Pharmaceuticals, Inc. (a) .............................................. 2,199 126
Anika Therapeutics, Inc. (a) ................................................ 1,807 31
Annexon, Inc. (a) ....................................................... 10,614 78
Apellis Pharmaceuticals, Inc. (a) ............................................ 12,767 348
Apogee Therapeutics, Inc. (a) ............................................... 4,707 245
Applied Therapeutics, Inc. (a) .............................................. 11,110 98
Aquestive Therapeutics, Inc. (a) ............................................. 10,036 55
Arcellx, Inc. (a) ........................................................ 5,096 429
Arcturus Therapeutics Holdings, Inc. (a) (b) ..................................... 3,123 55
Arcus Biosciences, Inc. (a) ................................................. 6,133 94
Arcutis Biotherapeutics, Inc. (a) ............................................. 12,798 106

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ardelyx, Inc. (a) ........................................................ 28,672 $ 168
ArriVent Biopharma, Inc. (a) ............................................... 2,451 72
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 14,986 288
ARS Pharmaceuticals, Inc. (a) .............................................. 6,007 88
Artivion, Inc. (a) ........................................................ 4,972 131
Arvinas, Inc. (a) ........................................................ 7,513 199
Astrana Health, Inc. (a) ................................................... 5,234 281
Astria Therapeutics, Inc. (a) ................................................ 5,963 67
Atea Pharmaceuticals, Inc. (a) .............................................. 9,350 30
Atossa Therapeutics, Inc. (a) ............................................... 15,898 22
AtriCure, Inc. (a) ....................................................... 5,955 198
aTyr Pharma, Inc. (a) ..................................................... 9,311 29
Aura Biosciences, Inc. (a) ................................................. 5,281 55
Avanos Medical, Inc. (a) .................................................. 5,672 106
Aveanna Healthcare Holdings, Inc. (a) ........................................ 6,924 32
Avid Bioservices, Inc. (a) .................................................. 7,961 79
Avidity Biosciences, Inc. (a) ............................................... 13,760 582
Avita Medical, Inc. (a) (b) .................................................. 3,260 33
Axogen, Inc. (a) ........................................................ 5,237 73
Axonics, Inc. (a) ........................................................ 6,362 447
Axsome Therapeutics, Inc. (a) .............................................. 4,941 440
Azenta, Inc. (a) ......................................................... 6,065 249
Beam Therapeutics, Inc. (a) ................................................ 9,058 198
BioCryst Pharmaceuticals, Inc. (a) ........................................... 24,755 198
Biodesix, Inc. (a) ....................................................... 7,366 13
Biohaven Ltd. (a) ....................................................... 10,311 513
BioLife Solutions, Inc. (a) ................................................. 5,701 133
Biomea Fusion, Inc. (a) ................................................... 3,543 33
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 2,421 867
Biote Corp. , Class A (a) ................................................... 3,753 19
Bio-Techne Corp. ....................................................... 19,847 1,464
Bioventus, Inc. , Class A (a) ................................................ 5,083 69
Black Diamond Therapeutics, Inc. (a) ......................................... 5,411 15
Bluebird Bio, Inc. (a) (b) .................................................. 24,225 11
Blueprint Medicines Corp. (a) .............................................. 7,868 689
Boundless Bio, Inc. (a) ................................................... 1,787 5
Bridgebio Pharma, Inc. (a) ................................................. 17,812 417
BrightSpring Health Services, Inc. (a) ......................................... 6,709 100
Brookdale Senior Living, Inc. (a) ............................................ 21,950 138
Bruker Corp. .......................................................... 13,045 738
Butterfly Network, Inc. (a) (b) ............................................... 19,662 35
C4 Therapeutics, Inc. (a) .................................................. 7,244 39
Cabaletta Bio, Inc. (a) .................................................... 5,344 19
Candel Therapeutics, Inc. (a) ............................................... 2,321 12
Capricor Therapeutics, Inc. (a) (b) ............................................ 3,777 76
Cardiff Oncology, Inc. (a) (b) ............................................... 5,411 17
CareDx, Inc. (a) ........................................................ 6,241 138
Cargo Therapeutics, Inc. (a) ................................................ 3,994 78
Caribou Biosciences, Inc. (a) ............................................... 10,106 20
Cartesian Therapeutics, Inc. (a) (b) ........................................... 1,017 20
Cassava Sciences, Inc. (a) (b) ............................................... 5,689 147
Castle Biosciences, Inc. (a) ................................................ 3,282 114
Catalent, Inc. (a) ........................................................ 22,498 1,318
Catalyst Pharmaceuticals, Inc. (a) ............................................ 12,918 282
Celcuity, Inc. (a) ........................................................ 3,804 59
Celldex Therapeutics, Inc. (a) ............................................... 8,119 212
Century Therapeutics, Inc. (a) .............................................. 4,099 5
Certara, Inc. (a) ......................................................... 13,994 143
Cerus Corp. (a) ......................................................... 22,254 35
CervoMed, Inc. (a) (b) .................................................... 677 9
CG oncology, Inc. (a) .................................................... 4,983 177
Charles River Laboratories International, Inc. (a) ................................. 6,451 1,152
Chemed Corp. ......................................................... 1,862 1,006

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
ChromaDex Corp. (a) .................................................... 6,166 $ 22
Cibus, Inc. (a) .......................................................... 1,962 8
Citius Pharmaceuticals, Inc. (a) (b) ........................................... 21,297 8
ClearPoint Neuro, Inc. (a) ................................................. 3,027 38
Climb Bio, Inc. (a) ...................................................... 6,556 25
Clover Health Investments Corp. (a) .......................................... 47,566 196
Codexis, Inc. (a) ........................................................ 8,703 27
Cogent Biosciences, Inc. (a) ................................................ 10,455 120
Coherus Biosciences, Inc. (a) ............................................... 13,982 10
Collegium Pharmaceutical, Inc. (a) ........................................... 3,952 135
Community Health Systems, Inc. (a) .......................................... 15,470 63
Compass Therapeutics, Inc. (a) .............................................. 10,853 18
CONMED Corp. ....................................................... 3,787 258
Context Therapeutics, Inc. (a) .............................................. 1,598 3
Contineum Therapeutics, Inc. , Class A (a) ...................................... 1,792 30
Corbus Pharmaceuticals Holdings, Inc. (a) (b) ................................... 1,477 24
Corcept Therapeutics, Inc. (a) .............................................. 11,378 557
CorMedix, Inc. (a) ...................................................... 6,934 70
CorVel Corp. (a) ........................................................ 1,194 356
Corvus Pharmaceuticals, Inc. (a) ............................................ 6,339 56
Crinetics Pharmaceuticals, Inc. (a) ........................................... 9,503 532
Cross Country Healthcare, Inc. (a) ........................................... 4,042 46
CryoPort, Inc. (a) ....................................................... 6,033 40
Cullinan Therapeutics, Inc. (a) .............................................. 4,878 76
CVRx, Inc. (a) ......................................................... 1,524 20
Cytek Biosciences, Inc. (a) ................................................. 15,081 75
Cytokinetics, Inc. (a) ..................................................... 14,388 734
CytomX Therapeutics, Inc. (a) .............................................. 9,719 10
DaVita, Inc. (a) ......................................................... 10,450 1,461
Day One Biopharmaceuticals, Inc. (a) ......................................... 7,486 110
Definitive Healthcare Corp. (a) .............................................. 6,194 26
Delcath Systems, Inc. (a) .................................................. 2,998 33
Denali Therapeutics, Inc. (a) ............................................... 15,101 392
DENTSPLY SIRONA, Inc. ................................................ 25,439 589
Design Therapeutics, Inc. (a) ............................................... 4,053 21
Dianthus Therapeutics, Inc. (a) .............................................. 2,539 71
Disc Medicine, Inc. (a) ................................................... 1,959 88
DocGo, Inc. (a) ......................................................... 10,507 37
Doximity, Inc. , Class A (a) ................................................. 15,287 638
Dynavax Technologies Corp. (a) ............................................. 16,492 195
Dyne Therapeutics, Inc. (a) ................................................ 9,210 266
Edgewise Therapeutics, Inc. (a) ............................................. 7,376 248
Editas Medicine, Inc. (a) .................................................. 10,332 30
Elanco Animal Health, Inc. (a) .............................................. 61,746 780
Electromed, Inc. (a) ...................................................... 781 18
Elevation Oncology, Inc. (a) ................................................ 6,272 4
Embecta Corp. ......................................................... 6,836 96
Emergent BioSolutions, Inc. (a) ............................................. 6,404 58
Enanta Pharmaceuticals, Inc. (a) ............................................. 2,491 28
Encompass Health Corp. .................................................. 12,530 1,246
Enhabit, Inc. (a) ........................................................ 5,564 38
Enliven Therapeutics, Inc. (a) ............................................... 3,639 101
Enovis Corp. (a) ........................................................ 6,762 279
Entrada Therapeutics, Inc. (a) ............................................... 2,739 47
Envista Holdings Corp. (a) ................................................. 21,570 452
Erasca, Inc. (a) ......................................................... 20,999 54
Esperion Therapeutics, Inc. (a) .............................................. 24,544 50
Establishment Labs Holdings, Inc. (a) (b) ....................................... 3,117 134
Evolent Health, Inc. , Class A (a) ............................................. 13,995 327
Evolus, Inc. (a) ......................................................... 6,886 112
Exact Sciences Corp. (a) .................................................. 23,014 1,586
Exelixis, Inc. (a) ........................................................ 35,154 1,167
EyePoint Pharmaceuticals, Inc. (a) ........................................... 6,249 73

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Fate Therapeutics, Inc. (a) ................................................. 12,032 $ 29
Fibrobiologics, Inc. (a) ................................................... 3,414 10
FibroGen, Inc. (a) ....................................................... 11,793 4
Foghorn Therapeutics, Inc. (a) (b) ............................................ 3,660 28
Fortrea Holdings, Inc. (a) .................................................. 11,302 190
Fractyl Health, Inc. (a) (b) ................................................. 2,516 7
Fulcrum Therapeutics, Inc. (a) .............................................. 7,299 23
Fulgent Genetics, Inc. (a) .................................................. 2,477 53
Galectin Therapeutics, Inc. (a) (b) ............................................ 5,468 14
GeneDx Holdings Corp. (a) ................................................ 2,287 187
Generation Bio Co. (a) ................................................... 6,160 13
Geron Corp. (a) ......................................................... 69,785 287
Glaukos Corp. (a) ....................................................... 6,698 886
Globus Medical, Inc. (a) .................................................. 14,179 1,043
GoodRx Holdings, Inc. , Class A (a) .......................................... 10,211 62
Gossamer Bio, Inc. (a) .................................................... 23,631 21
Greenwich Lifesciences, Inc. (a) (b) .......................................... 732 10
Guardant Health, Inc. (a) .................................................. 14,782 323
Haemonetics Corp. (a) .................................................... 6,396 455
Halozyme Therapeutics, Inc. (a) ............................................. 15,845 801
Harmony Biosciences Holdings, Inc. (a) ....................................... 3,880 125
Harrow, Inc. (a) ......................................................... 3,842 173
Harvard Bioscience, Inc. (a) ................................................ 5,053 12
Health Catalyst, Inc. (a) ................................................... 7,291 57
HealthEquity, Inc. (a) .................................................... 10,777 919
HealthStream, Inc. ...................................................... 3,011 88
Henry Schein, Inc. (a) .................................................... 15,826 1,111
Heron Therapeutics, Inc. (a) (b) .............................................. 18,216 32
HilleVax, Inc. (a) ....................................................... 2,313 4
Hims & Hers Health, Inc. (a) ............................................... 20,672 389
Humacyte, Inc. (a) (b) .................................................... 11,617 59
ICU Medical, Inc. (a) .................................................... 2,845 486
Ideaya Biosciences, Inc. (a) ................................................ 9,678 272
IGM Biosciences, Inc. (a) (b) ............................................... 2,643 45
ImmunityBio, Inc. (a) (b) .................................................. 19,686 103
Immunome, Inc. (a) ...................................................... 6,200 71
Immunovant, Inc. (a) ..................................................... 7,825 229
Inari Medical, Inc. (a) .................................................... 6,280 304
InfuSystem Holdings, Inc. (a) ............................................... 2,360 15
Inmune Bio, Inc. (a) ..................................................... 1,696 10
Innoviva, Inc. (a) ....................................................... 7,821 153
Inogen, Inc. (a) ......................................................... 2,952 26
Inovio Pharmaceuticals, Inc. (a) (b) ........................................... 3,256 17
Inozyme Pharma, Inc. (a) .................................................. 5,355 23
Insmed, Inc. (a) ......................................................... 21,180 1,425
Inspire Medical Systems, Inc. (a) ............................................ 3,698 721
Integer Holdings Corp. (a) ................................................. 4,131 513
Integra LifeSciences Holdings Corp. (a) ....................................... 8,227 154
Intellia Therapeutics, Inc. (a) ............................................... 12,607 179
Intra-Cellular Therapies, Inc. (a) ............................................. 12,490 1,059
Invivyd, Inc. (a) ........................................................ 9,181 8
Ionis Pharmaceuticals, Inc. (a) .............................................. 18,284 702
Iovance Biotherapeutics, Inc. (a) ............................................ 30,660 320
iRadimed Corp. ........................................................ 1,010 50
iRhythm Technologies, Inc. (a) .............................................. 3,882 281
Ironwood Pharmaceuticals, Inc. (a) ........................................... 19,673 78
iTeos Therapeutics, Inc. (a) ................................................ 3,540 30
Janux Therapeutics, Inc. (a) ................................................ 4,788 259
Jasper Therapeutics, Inc. (a) ................................................ 1,464 31
Jazz Pharmaceuticals PLC (a) .............................................. 7,551 831
KalVista Pharmaceuticals, Inc. (a) ........................................... 3,778 39
Karyopharm Therapeutics, Inc. (a) ........................................... 14,447 14
Keros Therapeutics, Inc. (a) ................................................ 3,702 215

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Kewaunee Scientific Corp. (a) .............................................. 262 $ 8
Kiniksa Pharmaceuticals International PLC (a) .................................. 4,903 111
Kodiak Sciences, Inc. (a) .................................................. 6,159 23
Korro Bio, Inc. (a) (b) .................................................... 747 43
Krystal Biotech, Inc. (a) ................................................... 3,055 527
Kura Oncology, Inc. (a) ................................................... 8,202 137
Kymera Therapeutics, Inc. (a) .............................................. 7,230 334
Kyverna Therapeutics, Inc. (a) .............................................. 2,233 11
Lantheus Holdings, Inc. (a) ................................................ 8,555 940
Larimar Therapeutics, Inc. (a) .............................................. 4,714 39
LeMaitre Vascular, Inc. ................................................... 2,589 229
LENZ Therapeutics, Inc. (a) (b) ............................................. 2,789 75
Lexeo Therapeutics, Inc. (a) ................................................ 2,775 22
Lexicon Pharmaceuticals, Inc. (a) (b) .......................................... 44,139 86
Lifecore Biomedical, Inc. (a) ............................................... 3,592 20
LifeMD, Inc. (a) ........................................................ 4,285 17
LifeStance Health Group, Inc. (a) ............................................ 14,046 94
Ligand Pharmaceuticals, Inc. (a) ............................................. 2,251 238
Lineage Cell Therapeutics, Inc. (a) (b) ......................................... 23,778 20
Liquidia Corp. (a) ....................................................... 7,120 77
Longboard Pharmaceuticals, Inc. (a) .......................................... 4,815 288
Lyell Immunopharma, Inc. (a) .............................................. 14,348 14
MacroGenics, Inc. (a) .................................................... 7,336 27
Madrigal Pharmaceuticals, Inc. (a) ........................................... 2,283 592
MannKind Corp. (a) ..................................................... 33,636 238
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 14,663 109
Masimo Corp. (a) ....................................................... 6,246 899
MaxCyte, Inc. (a) (b) ..................................................... 12,245 44
Medpace Holdings, Inc. (a) ................................................ 3,229 1,015
MeiraGTx Holdings PLC (a) ............................................... 7,523 42
Merit Medical Systems, Inc. (a) ............................................. 7,178 708
Merrimack Pharmaceuticals, Inc. (a) (c) ........................................ 1,827 — (d)
Mersana Therapeutics, Inc. (a) .............................................. 11,416 21
Mesa Laboratories, Inc. .................................................. 660 75
Metagenomi, Inc. (a) ..................................................... 2,346 5
MiMedx Group, Inc. (a) ................................................... 14,516 99
Mineralys Therapeutics, Inc. (a) ............................................. 2,838 38
Mirum Pharmaceuticals, Inc. (a) ............................................. 4,786 184
ModivCare, Inc. (a) ...................................................... 1,769 29
Monte Rosa Therapeutics, Inc. (a) ........................................... 5,416 46
MoonLake Immunotherapeutics (a) .......................................... 6,639 308
Multiplan Corp. (a) ...................................................... 892 8
Myriad Genetics, Inc. (a) .................................................. 11,013 242
Natera, Inc. (a) ......................................................... 14,972 1,811
National HealthCare Corp. ................................................ 1,564 181
National Research Corp. .................................................. 1,907 35
Nektar Therapeutics (a) ................................................... 22,484 27
Neogen Corp. (a) ....................................................... 27,354 391
NeoGenomics, Inc. (a) .................................................... 16,001 217
Neumora Therapeutics, Inc. (a) (b) ........................................... 6,930 79
Neurocrine Biosciences, Inc. (a) ............................................. 12,484 1,501
Neurogene, Inc. (a) ...................................................... 1,300 57
NeuroPace, Inc. (a) ...................................................... 1,795 12
Nevro Corp. (a) ......................................................... 4,452 25
Nkarta, Inc. (a) ......................................................... 5,416 17
Novavax, Inc. (a) ....................................................... 19,226 185
Novocure Ltd. (a) ....................................................... 12,318 187
Nurix Therapeutics, Inc. (a) ................................................ 8,007 197
Nuvalent, Inc. , Class A (a) ................................................. 4,239 375
Nuvation Bio, Inc. (a) .................................................... 20,820 46
Nuvectis Pharma, Inc. (a) (b) ............................................... 945 7
Ocugen, Inc. (a) ........................................................ 35,794 33
Ocular Therapeutix, Inc. (a) ................................................ 17,135 180

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Olema Pharmaceuticals, Inc. (a) ............................................. 6,202 $ 72
Omeros Corp. (a) (b) ..................................................... 7,001 28
OmniAb, Inc. (a) (b) ..................................................... 12,027 49
Omnicell, Inc. (a) ....................................................... 5,674 276
OPKO Health, Inc. (a) (b) .................................................. 41,133 62
OptimizeRx Corp. (a) .................................................... 2,008 10
Optinose, Inc. (a) (b) ..................................................... 14,895 10
Option Care Health, Inc. (a) ................................................ 21,440 494
OraSure Technologies, Inc. (a) .............................................. 9,109 37
Organogenesis Holdings, Inc. (a) ............................................ 9,835 27
Organon & Co. ........................................................ 32,498 610
ORIC Pharmaceuticals, Inc. (a) ............................................. 5,713 54
Orthofix Medical, Inc. (a) ................................................. 4,658 75
OrthoPediatrics Corp. (a) .................................................. 2,050 54
Outlook Therapeutics, Inc. (a) (b) ............................................ 1,916 11
Outset Medical, Inc. (a) ................................................... 6,037 3
Ovid therapeutics, Inc. (a) ................................................. 7,393 8
Owens & Minor, Inc. (a) .................................................. 8,665 110
Pacific Biosciences of California, Inc. (a) (b) .................................... 33,423 73
Pacira BioSciences, Inc. (a) ................................................ 5,655 94
Paragon 28, Inc. (a) ...................................................... 4,912 26
Patterson Cos., Inc. ..................................................... 9,828 206
PDL BioPharma, Inc. (a) (c) ................................................ 17,605 3
Pediatrix Medical Group, Inc. (a) ............................................ 10,685 132
Penumbra, Inc. (a) ....................................................... 4,735 1,084
PepGen, Inc. (a) ........................................................ 3,254 22
Perrigo Co. PLC ....................................................... 17,175 440
Perspective Therapeutics, Inc. (a) ............................................ 6,110 72
Phathom Pharmaceuticals, Inc. (a) ........................................... 4,095 70
Phibro Animal Health Corp. , Class A ......................................... 2,525 58
Phreesia, Inc. (a) ........................................................ 6,822 125
Pliant Therapeutics, Inc. (a) ................................................ 6,784 95
Poseida Therapeutics, Inc. (a) ............................................... 8,224 19
Praxis Precision Medicines, Inc. (a) .......................................... 2,068 145
Precigen, Inc. (a) ........................................................ 18,884 15
Prelude Therapeutics, Inc. (a) ............................................... 2,679 3
Premier, Inc. , Class A .................................................... 12,484 252
Prestige Consumer Healthcare, Inc. (a) ........................................ 6,184 456
Prime Medicine, Inc. (a) (b) ................................................ 6,397 25
Privia Health Group, Inc. (a) ............................................... 13,402 246
PROCEPT BioRobotics Corp. (a) ............................................ 6,163 555
Progyny, Inc. (a) ........................................................ 9,761 147
ProKidney Corp. (a) (b) ................................................... 9,252 15
Protagonist Therapeutics, Inc. (a) ............................................ 7,036 323
PTC Therapeutics, Inc. (a) ................................................. 9,408 376
Pulmonx Corp. (a) ....................................................... 4,469 28
Pulse Biosciences, Inc. (a) ................................................. 2,149 37
Puma Biotechnology, Inc. (a) ............................................... 4,411 13
Pyxis Oncology, Inc. (a) .................................................. 5,857 21
Q32 Bio, Inc. (a) ........................................................ 536 25
Quanterix Corp. (a) ...................................................... 4,412 58
Quantum-Si, Inc. (a) ..................................................... 12,271 9
QuidelOrtho Corp. (a) .................................................... 7,220 275
R1 RCM, Inc. (a) ....................................................... 19,773 282
RadNet, Inc. (a) ........................................................ 8,112 528
Rani Therapeutics Holdings, Inc. (a) .......................................... 1,884 4
RAPT Therapeutics, Inc. (a) ................................................ 3,920 8
Recursion Pharmaceuticals, Inc. , Class A (a) (b) .................................. 27,308 173
REGENXBIO, Inc. (a) ................................................... 5,687 49
Regulus Therapeutics, Inc. (a) .............................................. 6,689 10
Relay Therapeutics, Inc. (a) ................................................ 14,075 79
Renovaro, Inc. (a) (b) ..................................................... 10,242 5
Repligen Corp. (a) ....................................................... 6,585 884

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Replimune Group, Inc. (a) ................................................. 6,661 $ 78
Revance Therapeutics, Inc. (a) .............................................. 12,027 71
REVOLUTION Medicines, Inc. (a) .......................................... 17,558 939
Rezolute, Inc. (a) ....................................................... 5,744 31
Rhythm Pharmaceuticals, Inc. (a) ............................................ 6,895 329
Rigel Pharmaceuticals, Inc. (a) .............................................. 2,181 30
Rocket Pharmaceuticals, Inc. (a) ............................................. 10,597 176
RxSight, Inc. (a) ........................................................ 4,758 241
Sage Therapeutics, Inc. (a) ................................................. 6,369 39
Sagimet Biosciences, Inc. , Class A (a) ......................................... 2,661 14
Sana Biotechnology, Inc. (a) (b) ............................................. 15,308 54
Sanara Medtech, Inc. (a) .................................................. 451 15
Sangamo Therapeutics, Inc. (a) ............................................. 23,693 40
Sarepta Therapeutics, Inc. (a) ............................................... 11,319 1,426
Savara, Inc. (a) ......................................................... 11,584 42
Scholar Rock Holding Corp. (a) ............................................. 8,262 235
Schrodinger, Inc. (a) (b) ................................................... 7,846 138
Scilex Holding Co. (a) (b) (f) (g) .............................................. 7,057 7
Scilex Holding Co. (a) .................................................... 71 — (d)
scPharmaceuticals, Inc. (a) ................................................. 3,830 16
Select Medical Holdings Corp. ............................................. 12,911 414
Semler Scientific, Inc. (a) (b) ............................................... 688 20
Senseonics Holdings, Inc. (a) ............................................... 62,070 21
Sera Prognostics, Inc. , Class A (a) ........................................... 2,451 19
Seres Therapeutics, Inc. (a) (b) .............................................. 15,252 13
Shattuck Labs, Inc. (a) .................................................... 5,222 7
SI-BONE, Inc. (a) ....................................................... 4,613 64
SIGA Technologies, Inc. .................................................. 5,114 37
Sight Sciences, Inc. (a) ................................................... 3,746 19
Simulations Plus, Inc. .................................................... 2,059 56
Skye Bioscience, Inc. (a) (b) ................................................ 1,720 9
Soleno Therapeutics, Inc. (a) ............................................... 2,954 163
Solid Biosciences, Inc. (a) ................................................. 4,105 23
Solventum Corp. (a) ..................................................... 17,495 1,270
Sonida Senior Living, Inc. (a) (b) ............................................ 2,071 54
Sotera Health Co. (a) ..................................................... 16,009 251
SpringWorks Therapeutics, Inc. (a) ........................................... 8,459 255
Spyre Therapeutics, Inc. (a) ................................................ 5,736 187
STAAR Surgical Co. (a) .................................................. 6,170 179
Standard BioTools, Inc. (a) ................................................ 45,707 90
Stereotaxis, Inc. (a) ...................................................... 8,785 17
Stoke Therapeutics, Inc. (a) ................................................ 4,969 61
Supernus Pharmaceuticals, Inc. (a) ........................................... 6,674 227
Surgery Partners, Inc. (a) .................................................. 8,969 258
Surmodics, Inc. (a) ...................................................... 1,729 65
Sutro Biopharma, Inc. (a) .................................................. 9,593 31
Syndax Pharmaceuticals, Inc. (a) ............................................ 10,047 189
Syros Pharmaceuticals, Inc. (a) .............................................. 2,515 6
Tactile Systems Technology, Inc. (a) .......................................... 2,946 43
Talkspace, Inc. (a) ....................................................... 16,220 51
Tandem Diabetes Care, Inc. (a) .............................................. 8,213 258
Tango Therapeutics, Inc. (a) ................................................ 7,171 39
Tarsus Pharmaceuticals, Inc. (a) ............................................. 4,006 178
Taysha Gene Therapies, Inc. (a) ............................................. 19,939 34
Tela Bio, Inc. (a) ........................................................ 2,068 6
Teladoc Health, Inc. (a) ................................................... 21,322 192
Teleflex, Inc. .......................................................... 5,941 1,195
Telomir Pharmaceuticals, Inc. (a) ............................................ 2,151 9
Tenaya Therapeutics, Inc. (a) ............................................... 8,291 16
Tenet Healthcare Corp. (a) ................................................. 11,805 1,830
Terns Pharmaceuticals, Inc. (a) .............................................. 7,090 49
TG Therapeutics, Inc. (a) .................................................. 17,446 437
The Ensign Group, Inc. ................................................... 6,968 1,080

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Joint Corp. (a) ...................................................... 1,867 $ 21
The Pennant Group, Inc. (a) ................................................ 3,651 117
Theravance Biopharma, Inc. (a) ............................................. 5,686 47
Third Harmonic Bio, Inc. (a) ............................................... 1,933 27
Tourmaline Bio, Inc. (a) ................................................... 1,887 48
TransMedics Group, Inc. (a) ................................................ 4,071 334
Travere Therapeutics, Inc. (a) ............................................... 9,579 168
Treace Medical Concepts, Inc. (a) ............................................ 5,914 28
Trevi Therapeutics, Inc. (a) ................................................ 5,782 17
TruBridge, Inc. (a) ...................................................... 1,817 23
TScan Therapeutics, Inc. (a) ................................................ 5,238 24
Twist Bioscience Corp. (a) ................................................. 7,089 286
Tyra Biosciences, Inc. (a) .................................................. 3,352 56
U.S. Physical Therapy, Inc. ................................................ 1,876 150
UFP Technologies, Inc. (a) ................................................. 917 245
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 10,909 556
United Therapeutics Corp. (a) .............................................. 5,528 2,067
Universal Health Services, Inc. , Class B ....................................... 7,158 1,462
Utah Medical Products, Inc. ............................................... 411 26
Vanda Pharmaceuticals, Inc. (a) ............................................. 6,979 32
Varex Imaging Corp. (a) .................................................. 5,107 67
Vaxart, Inc. (a) ......................................................... 28,515 22
Vaxcyte, Inc. (a) ........................................................ 14,748 1,568
Ventyx Biosciences, Inc. (a) (b) .............................................. 6,911 15
Vera Therapeutics, Inc. (a) ................................................. 5,263 213
Veracyte, Inc. (a) ........................................................ 9,564 323
Vericel Corp. (a) ........................................................ 6,146 271
Verrica Pharmaceuticals, Inc. (a) (b) .......................................... 3,277 5
Verve Therapeutics, Inc. (a) ................................................ 7,879 45
Vigil Neuroscience, Inc. (a) ................................................ 2,413 9
Viking Therapeutics, Inc. (a) ............................................... 13,103 951
Vir Biotechnology, Inc. (a) ................................................. 11,122 83
Viridian Therapeutics, Inc. (a) .............................................. 7,025 152
Voyager Therapeutics, Inc. (a) .............................................. 5,710 39
WaVe Life Sciences Ltd. (a) ................................................ 12,427 170
Werewolf Therapeutics, Inc. (a) ............................................. 3,835 10
X4 Pharmaceuticals, Inc. (a) (b) ............................................. 14,876 7
XBiotech, Inc. (a) ....................................................... 2,499 18
Xencor, Inc. (a) ......................................................... 7,608 160
Xeris Biopharma Holdings, Inc. (a) .......................................... 17,452 56
XOMA Royalty Corp. (a) ................................................. 1,472 44
Y-mAbs Therapeutics, Inc. (a) .............................................. 4,654 68
Zentalis Pharmaceuticals, Inc. (a) ............................................ 7,755 21
Zevra Therapeutics, Inc. (a) ................................................ 6,602 54
Zimvie, Inc. (a) ......................................................... 3,413 47
Zomedica Corp. (a) ...................................................... 121,765 15
Zymeworks, Inc. (a) ..................................................... 8,810 121
Zynex, Inc. (a) (b) ....................................................... 2,138 18
98,986
Industrials (18.3%):
374Water, Inc. (a) ....................................................... 7,932 12
3D Systems Corp. (a) .................................................... 16,394 49
A.O. Smith Corp. ....................................................... 14,915 1,120
AAON, Inc. ........................................................... 8,429 963
AAR Corp. (a) ......................................................... 4,414 259
ABM Industries, Inc. .................................................... 7,820 415
ACCO Brands Corp. .................................................... 11,640 57
Acme United Corp. ..................................................... 407 16
Acuity Brands, Inc. ..................................................... 3,880 1,167
ACV Auctions, Inc. , Class A (a) ............................................. 18,533 320
Advanced Drainage Systems, Inc. ........................................... 8,769 1,314
AECOM ............................................................. 16,876 1,802

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
AeroVironment, Inc. (a) ................................................... 3,525 $ 758
AerSale Corp. (a) ....................................................... 3,647 19
AGCO Corp. .......................................................... 7,838 783
Air Lease Corp. ........................................................ 13,143 583
Air Transport Services Group, Inc. (a) ......................................... 6,430 111
Alamo Group, Inc. ...................................................... 1,459 247
Alaska Air Group, Inc. (a) ................................................. 15,887 761
Albany International Corp. ................................................ 3,897 265
Alight, Inc. , Class A (a) ................................................... 49,651 344
Allegiant Travel Co. ..................................................... 1,926 125
Allegion PLC ......................................................... 10,984 1,534
Allient, Inc. ........................................................... 1,789 31
Allison Transmission Holdings, Inc. ......................................... 10,949 1,170
Alta Equipment Group, Inc. ............................................... 2,576 17
Ameresco, Inc. , Class A (a) ................................................ 4,040 124
American Airlines Group, Inc. (a) ............................................ 81,922 1,098
American Superconductor Corp. (a) .......................................... 4,645 114
American Woodmark Corp. (a) .............................................. 1,935 176
Amprius Technologies, Inc. (a) .............................................. 4,314 6
API Group Corp. (a) ..................................................... 30,806 1,052
Apogee Enterprises, Inc. .................................................. 2,717 203
Applied Industrial Technologies, Inc. ......................................... 4,794 1,110
ARC Document Solutions, Inc. ............................................. 4,499 15
ArcBest Corp. ......................................................... 2,930 305
Archer Aviation, Inc. , Class A (a) (b) .......................................... 27,810 88
Arcosa, Inc. ........................................................... 6,064 568
Argan, Inc. ........................................................... 1,623 214
Aris Water Solutions, Inc. , Class A ........................................... 3,257 54
Armstrong World Industries, Inc. ............................................ 5,463 762
Array Technologies, Inc. (a) ................................................ 18,885 123
ASGN, Inc. (a) ......................................................... 5,480 505
Astec Industries, Inc. .................................................... 2,832 90
Astronics Corp. (a) ...................................................... 3,633 63
Asure Software, Inc. (a) (b) ................................................. 3,130 31
Atkore, Inc. ........................................................... 4,471 383
Avis Budget Group, Inc. .................................................. 4,370 363
AZZ, Inc. ............................................................ 3,694 281
Barnes Group, Inc. ...................................................... 6,133 287
Barrett Business Services, Inc. ............................................. 3,181 115
Beacon Roofing Supply, Inc. (a) ............................................. 7,767 715
BlackSky Technology, Inc. (a) .............................................. 15,524 98
Blade Air Mobility, Inc. (a) ................................................ 6,283 23
Blink Charging Co. (a) (b) ................................................. 12,039 24
Bloom Energy Corp. , Class A (a) (b) .......................................... 24,329 234
Blue Bird Corp. (a) ...................................................... 4,014 169
BlueLinx Holdings, Inc. (a) ................................................ 1,032 113
Boise Cascade Co. ...................................................... 4,870 648
Bowman Consulting Group Ltd. (a) .......................................... 1,860 38
Brady Corp. , Class A .................................................... 5,501 391
BrightView Holdings, Inc. (a) .............................................. 7,490 123
BWX Technologies, Inc. .................................................. 11,518 1,402
Byrna Technologies, Inc. (a) ................................................ 2,222 32
C.H. Robinson Worldwide, Inc. ............................................. 14,676 1,512
CACI International, Inc. , Class A (a) ......................................... 2,789 1,541
Cadre Holdings, Inc. ..................................................... 3,267 114
Captivision, Inc. (a) (b) ................................................... 2,979 4
Casella Waste Systems, Inc. (a) ............................................. 7,152 700
CBAK Energy Technology, Inc. (a) ........................................... 9,063 10
CBIZ, Inc. (a) .......................................................... 6,023 415
CECO Environmental Corp. (a) ............................................. 3,747 89
ChargePoint Holdings, Inc. (a) (b) ............................................ 49,620 60
Chart Industries, Inc. (a) .................................................. 5,383 650
Civeo Corp. ........................................................... 1,647 42

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Clean Harbors, Inc. (a) ................................................... 6,417 $ 1,484
Columbus McKinnon Corp. ............................................... 3,564 113
Comfort Systems USA, Inc. ............................................... 4,435 1,734
Commercial Vehicle Group, Inc. (a) .......................................... 3,762 11
Concentrix Corp. ....................................................... 5,860 249
Concrete Pumping Holdings, Inc. (a) ......................................... 2,932 16
Conduent, Inc. (a) ....................................................... 18,831 68
Construction Partners, Inc. , Class A (a) ........................................ 5,346 421
Core & Main, Inc. , Class A (a) .............................................. 24,276 1,075
CoreCivic, Inc. (a) ...................................................... 13,596 188
Covenant Logistics Group, Inc. ............................................. 993 50
CRA International, Inc. ................................................... 820 149
Crane Co. ............................................................ 7,170 1,128
CSG Systems International, Inc. ............................................ 3,579 167
CSW Industrials, Inc. .................................................... 2,073 732
Curtiss-Wright Corp. .................................................... 4,819 1,662
Custom Truck One Source, Inc. (a) ........................................... 7,027 29
Dayforce, Inc. (a) (b) ..................................................... 19,201 1,362
Deluxe Corp. .......................................................... 5,489 103
Desktop Metal, Inc. , Class A (a) ............................................. 2,466 12
Distribution Solutions Group, Inc. (a) ......................................... 1,175 45
DLH Holdings Corp. (a) .................................................. 1,521 12
DNOW, Inc. (a) ........................................................ 13,197 156
Donaldson Co., Inc. ..................................................... 15,144 1,108
Douglas Dynamics, Inc. .................................................. 2,837 64
Driven Brands Holdings, Inc. (a) ............................................ 7,376 110
Ducommun, Inc. (a) ..................................................... 1,562 92
Dun & Bradstreet Holdings, Inc. ............................................ 36,669 436
DXP Enterprises, Inc. (a) .................................................. 1,623 80
Dycom Industries, Inc. (a) ................................................. 3,551 619
Energy Recovery, Inc. (a) ................................................. 7,060 126
Energy Vault Holdings, Inc. (a) (b) ........................................... 9,788 18
Enerpac Tool Group Corp. ................................................ 6,767 299
EnerSys .............................................................. 5,000 484
Ennis, Inc. ............................................................ 3,092 63
Enovix Corp. (a) (b) ...................................................... 18,370 165
Enpro, Inc. ........................................................... 2,633 383
Enviri Corp. (a) ......................................................... 9,914 76
Eos Energy Enterprises, Inc. (a) (b) ........................................... 26,393 82
Esab Corp. ............................................................ 7,157 881
ESCO Technologies, Inc. ................................................. 3,205 402
ESS Tech, Inc. (a) (b) ..................................................... 8,456 63
EVI Industries, Inc. ..................................................... 640 13
ExlService Holdings, Inc. (a) ............................................... 19,567 815
Exponent, Inc. ......................................................... 6,330 597
Falcon's Beyond Global, Inc. (a) ............................................. 540 5
Federal Signal Corp. ..................................................... 7,546 616
First Advantage Corp. (a) .................................................. 6,358 115
FiscalNote Holdings, Inc. (a) ............................................... 13,897 13
Flowserve Corp. ........................................................ 16,533 870
Fluence Energy, Inc. (a) (b) ................................................. 9,317 203
Fluor Corp. (a) ......................................................... 21,380 1,118
Forrester Research, Inc. (a) ................................................ 1,443 21
Fortune Brands Innovations, Inc. ............................................ 15,593 1,299
Forward Air Corp. ...................................................... 2,410 85
Franklin Covey Co. (a) ................................................... 1,402 56
Franklin Electric Co., Inc. ................................................. 4,954 474
Freyr Battery, Inc. (a) (b) .................................................. 15,353 15
Frontier Group Holdings, Inc. (a) (b) .......................................... 10,095 61
FTAI Aviation Ltd. ...................................................... 12,754 1,715
FTAI Infrastructure, Inc. .................................................. 13,076 106
FTI Consulting, Inc. (a) ................................................... 4,469 872
FuelCell Energy, Inc. (a) (b) ................................................ 70,098 24

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Gates Industrial Corp. PLC (a) .............................................. 28,218 $ 546
GATX Corp. .......................................................... 4,426 610
Genco Shipping & Trading Ltd. ............................................. 5,292 83
Gencor Industries, Inc. (a) ................................................. 1,266 25
Generac Holdings, Inc. (a) ................................................. 7,478 1,238
Genpact Ltd. .......................................................... 20,669 789
Gibraltar Industries, Inc. (a) ................................................ 3,817 258
Global Industrial Co. .................................................... 999 27
GMS, Inc. (a) .......................................................... 4,940 444
GrafTech International Ltd. (a) .............................................. 22,455 38
Graham Corp. (a) ....................................................... 1,298 36
Granite Construction, Inc. ................................................. 5,471 460
Great Lakes Dredge & Dock Corp. (a) ........................................ 8,234 94
Griffon Corp. .......................................................... 5,151 324
GXO Logistics, Inc. (a) ................................................... 14,814 886
H&E Equipment Services, Inc. ............................................. 4,041 211
Hayward Holdings, Inc. (a) ................................................ 27,007 439
Healthcare Services Group, Inc. (a) ........................................... 9,190 101
Heartland Express, Inc. ................................................... 5,605 61
Heidrick & Struggles International, Inc. ....................................... 2,482 97
Helios Technologies, Inc. ................................................. 4,171 192
Herc Holdings, Inc. ..................................................... 3,532 739
Hertz Global Holdings, Inc. (a) (b) ........................................... 37,405 104
Hexcel Corp. .......................................................... 10,259 602
Hillenbrand, Inc. ....................................................... 8,807 243
Hillman Solutions Corp. (a) ................................................ 24,569 260
HireQuest, Inc. ........................................................ 696 9
HNI Corp. ............................................................ 5,832 287
Hub Group, Inc. , Class A ................................................. 7,639 331
Hudson Technologies, Inc. (a) .............................................. 4,977 38
Huntington Ingalls Industries, Inc. ........................................... 4,922 910
Hurco Cos., Inc. ........................................................ 753 16
Huron Consulting Group, Inc. (a) ............................................ 2,195 254
Hyliion Holdings Corp. (a) ................................................ 14,562 35
Hyster-Yale, Inc. ....................................................... 1,137 72
Hyzon Motors, Inc. (a) (b) ................................................. 25,199 44
IBEX Holdings Ltd. (a) ................................................... 1,226 22
ICF International, Inc. ................................................... 2,338 394
IES Holdings, Inc. (a) .................................................... 2,440 534
Innodata, Inc. (a) ........................................................ 3,395 68
Insperity, Inc. .......................................................... 4,484 353
Insteel Industries, Inc. .................................................... 2,336 63
Interface, Inc. ......................................................... 7,120 124
ITT, Inc. ............................................................. 10,260 1,438
Janus International Group, Inc. (a) ........................................... 17,649 130
JELD-WEN Holding, Inc. (a) ............................................... 10,477 148
JetBlue Airways Corp. (a) ................................................. 40,702 232
Joby Aviation, Inc. (a) (b) .................................................. 49,109 236
John Bean Technologies Corp. .............................................. 3,973 443
Kadant, Inc. ........................................................... 1,467 489
Karat Packaging, Inc. .................................................... 865 23
KBR, Inc. ............................................................ 16,607 1,113
Kelly Services, Inc. , Class A ............................................... 3,950 79
Kennametal, Inc. ....................................................... 9,408 238
Kforce, Inc. ........................................................... 2,308 133
Kirby Corp. (a) ......................................................... 7,252 832
Knight-Swift Transportation Holdings, Inc. .................................... 19,821 1,032
Korn Ferry ........................................................... 6,484 458
Kratos Defense & Security Solutions, Inc. (a) ................................... 18,653 424
L.B. Foster Co. , Class A (a) ................................................ 1,287 24
Landstar System, Inc. .................................................... 4,435 780
Legalzoom.com, Inc. (a) .................................................. 14,817 106
Leonardo DRS, Inc. (a) ................................................... 9,258 278

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Limbach Holdings, Inc. (a) ................................................ 1,239 $ 94
Lincoln Electric Holdings, Inc. ............................................. 7,018 1,351
Lindsay Corp. ......................................................... 1,363 163
Liquidity Services, Inc. (a) ................................................. 2,818 61
Loar Holdings, Inc. (a) (b) ................................................. 8,628 744
LSI Industries, Inc. ...................................................... 3,320 54
Lyft, Inc. , Class A (a) .................................................... 44,169 573
Manitex International, Inc. (a) .............................................. 1,870 11
ManpowerGroup, Inc. ................................................... 5,912 372
Marten Transport Ltd. .................................................... 7,277 113
Masco Corp. .......................................................... 27,497 2,197
MasTec, Inc. (a) ........................................................ 7,774 955
Masterbrand, Inc. (a) ..................................................... 15,847 285
Matrix Service Co. (a) .................................................... 3,309 37
Matson, Inc. .......................................................... 4,150 643
Matthews International Corp. , Class A ........................................ 3,720 87
Maximus, Inc. ......................................................... 7,533 651
Mayville Engineering Co., Inc. (a) ........................................... 1,989 41
McGrath RentCorp. ..................................................... 3,053 347
MDU Resources Group, Inc. ............................................... 25,051 723
Mercury Systems, Inc. (a) ................................................. 7,237 234
Microvast Holdings, Inc. (a) (b) ............................................. 21,520 4
Miller Industries, Inc. .................................................... 1,386 91
MillerKnoll, Inc. ....................................................... 8,691 194
Mistras Group, Inc. (a) ................................................... 2,307 20
Montrose Environmental Group, Inc. (a) ....................................... 3,967 105
Moog, Inc. , Class A ..................................................... 3,565 672
MRC Global, Inc. (a) ..................................................... 10,474 128
MSA Safety, Inc. ....................................................... 4,666 774
MSC Industrial Direct Co., Inc. ............................................. 5,557 439
Mueller Industries, Inc. ................................................... 13,814 1,132
Mueller Water Products, Inc. , Class A ........................................ 19,333 417
MYR Group, Inc. (a) ..................................................... 2,040 267
National Presto Industries, Inc. ............................................. 644 46
NEXTracker, Inc. , Class A (a) .............................................. 17,588 700
Nikola Corp. (a) (b) ...................................................... 5,858 23
NN, Inc. (a) ........................................................... 5,551 18
Northwest Pipe Co. (a) ................................................... 1,211 54
NuScale Power Corp. (a) (b) ................................................ 9,977 191
NV5 Global, Inc. (a) ..................................................... 7,205 165
nVent Electric PLC ...................................................... 20,748 1,547
Omega Flex, Inc. ....................................................... 445 23
OPENLANE, Inc. (a) .................................................... 13,455 213
Orion Group Holdings, Inc. (a) .............................................. 4,434 27
Oshkosh Corp. ......................................................... 8,166 835
Owens Corning ........................................................ 10,884 1,924
PAM Transportation Services, Inc. (a) ......................................... 712 11
Pangaea Logistics Solutions Ltd. ............................................ 3,754 24
Park Aerospace Corp. .................................................... 2,251 30
Park-Ohio Holdings Corp. ................................................ 1,128 32
Parsons Corp. (a) ....................................................... 13,303 1,439
Paycom Software, Inc. ................................................... 6,358 1,329
Paycor HCM, Inc. (a) .................................................... 10,203 154
Paylocity Holding Corp. (a) ................................................ 5,489 1,013
Pentair PLC ........................................................... 20,818 2,063
Performant Financial Corp. (a) .............................................. 8,640 34
Perma-Fix Environmental Services, Inc. (a) ..................................... 1,609 22
Pitney Bowes, Inc. ...................................................... 20,285 146
Planet Labs PBC (a) ..................................................... 24,541 54
Plug Power, Inc. (a) (b) .................................................... 103,039 202
Powell Industries, Inc. ................................................... 1,170 298
Preformed Line Products Co. .............................................. 299 37
Primoris Services Corp. .................................................. 6,706 420

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Proto Labs, Inc. (a) ...................................................... 3,146 $ 86
Quad/Graphics, Inc. ..................................................... 3,781 24
Quanex Building Products Corp. ............................................ 5,910 172
Quest Resource Holding Corp. (a) ........................................... 2,199 17
Radiant Logistics, Inc. (a) ................................................. 4,524 30
RBC Bearings, Inc. (a) ................................................... 3,631 1,018
RCM Technologies, Inc. (a) ................................................ 649 15
Redwire Corp. (a) (b) ..................................................... 2,885 22
Regal Rexnord Corp. .................................................... 8,367 1,393
Resideo Technologies, Inc. (a) .............................................. 18,239 359
Resources Connection, Inc. ................................................ 3,949 32
REV Group, Inc. ....................................................... 6,273 166
Robert Half, Inc. ....................................................... 12,764 869
Rocket Lab USA, Inc. (a) (b) ............................................... 40,439 433
Rush Enterprises, Inc. , Class A ............................................. 8,745 495
RXO, Inc. (a) .......................................................... 19,544 551
Ryder System, Inc. ...................................................... 5,311 777
Safe Bulkers, Inc. ....................................................... 7,384 31
Saia, Inc. (a) ........................................................... 3,354 1,639
Schneider National, Inc. , Class B ............................................ 6,447 182
Science Applications International Corp. ...................................... 6,174 891
Sensata Technologies Holding PLC .......................................... 18,859 648
SES AI Corp. (a) ........................................................ 20,589 10
Shoals Technologies Group, Inc. , Class A (a) .................................... 20,464 111
Simpson Manufacturing Co., Inc. ........................................... 5,298 953
SiteOne Landscape Supply, Inc. (a) ........................................... 5,616 785
Sky Harbour Group Corp. (a) (b) ............................................. 1,494 17
SkyWest, Inc. (a) ........................................................ 4,896 466
SolarMax Technology, Inc. (a) .............................................. 3,499 3
Spire Global, Inc. (a) ..................................................... 2,487 25
Spirit AeroSystems Holdings, Inc. , Class A (a) .................................. 14,624 473
Spirit Airlines, Inc. (b) .................................................... 13,709 33
SPX Technologies, Inc. (a) ................................................. 5,635 809
Standex International Corp. ................................................ 1,480 272
Steelcase, Inc. , Class A ................................................... 10,785 130
Stem, Inc. (a) (b) ........................................................ 19,137 7
Stericycle, Inc. (a) ....................................................... 11,682 718
Sterling Check Corp. (a) .................................................. 10,436 178
Sterling Infrastructure, Inc. (a) .............................................. 3,761 581
Sun Country Airlines Holdings, Inc. (a) ........................................ 5,161 73
Sunrun, Inc. (a) ......................................................... 27,428 396
TaskUS, Inc. , Class A (a) .................................................. 2,125 27
Taylor Devices, Inc. (a) ................................................... 385 18
Tennant Co. ........................................................... 2,361 207
Terex Corp. ........................................................... 8,246 426
Tetra Tech, Inc. ........................................................ 33,683 1,646
The AZEK Co., Inc. (a) ................................................... 17,933 789
The Brink's Co. ........................................................ 5,445 560
The Eastern Co. ........................................................ 727 23
The GEO Group, Inc. (a) .................................................. 16,759 254
The Gorman-Rupp Co. ................................................... 2,615 97
The Greenbrier Cos., Inc. ................................................. 3,770 223
The Lion Electric Co. (a) (b) ................................................ 15,176 9
The Manitowoc Co., Inc. (a) ............................................... 4,271 40
The Middleby Corp. (a) ................................................... 6,710 870
The Shyft Group, Inc. .................................................... 3,928 51
The Timken Co. ........................................................ 7,975 662
The Toro Co. .......................................................... 12,927 1,040
Thermon Group Holdings, Inc. (a) ........................................... 4,179 110
Titan International, Inc. (a) ................................................. 6,234 40
Titan Machinery, Inc. (a) .................................................. 2,606 36
TPI Composites, Inc. (a) .................................................. 5,542 19
Transcat, Inc. (a) ........................................................ 1,125 108

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Trex Co., Inc. (a) ........................................................ 13,662 $ 968
TriNet Group, Inc. ...................................................... 6,114 519
Trinity Industries, Inc. ................................................... 10,270 352
Triumph Group, Inc. (a) ................................................... 9,580 133
TrueBlue, Inc. (a) ....................................................... 3,615 27
TTEC Holdings, Inc. .................................................... 2,467 13
Tutor Perini Corp. (a) .................................................... 5,441 141
Twin Disc, Inc. ........................................................ 1,399 16
UFP Industries, Inc. ..................................................... 7,551 924
U-Haul Holding Co. ..................................................... 13,662 933
UL Solutions, Inc. , Class A ................................................ 4,842 252
Ultralife Corp. (a) ....................................................... 1,280 11
UniFirst Corp. ......................................................... 1,875 337
Universal Logistics Holdings, Inc. ........................................... 842 35
Upwork, Inc. (a) ........................................................ 15,015 204
V2X, Inc. (a) .......................................................... 1,511 93
Valmont Industries, Inc. .................................................. 2,499 779
Verra Mobility Corp. (a) .................................................. 20,262 526
Vestis Corp. ........................................................... 16,509 223
Viad Corp. (a) .......................................................... 2,589 97
Vicor Corp. (a) ......................................................... 2,880 132
Virco Mfg. Corp. ....................................................... 1,709 24
Virgin Galactic Holdings, Inc. (a) ............................................ 3,297 22
VSE Corp. ............................................................ 2,029 208
Wabash National Corp. ................................................... 5,397 94
Watts Water Technologies, Inc. , Class A ....................................... 3,412 650
Werner Enterprises, Inc. .................................................. 7,470 276
WESCO International, Inc. ................................................ 5,662 1,087
Wheels Up Experience, Inc. (a) (b) ........................................... 43,692 89
Willdan Group, Inc. (a) ................................................... 1,650 78
Willis Lease Finance Corp. ................................................ 277 50
WillScot Holdings Corp. (a) ................................................ 23,197 769
Woodward, Inc. ........................................................ 7,049 1,157
Xometry, Inc. , Class A (a) ................................................. 5,197 102
XPO, Inc. (a) .......................................................... 14,432 1,884
Zurn Elkay Water Solutions Corp. ........................................... 18,151 655
142,284
Information Technology (11.6%):
8x8, Inc. (a) ........................................................... 16,006 36
908 Devices, Inc. (a) ..................................................... 3,217 10
A10 Networks, Inc. ..................................................... 9,047 133
ACI Worldwide, Inc. (a) .................................................. 13,022 641
ACM Research, Inc. , Class A (a) ............................................ 6,016 113
Adeia, Inc. ............................................................ 13,007 162
ADTRAN Holdings, Inc. (a) ............................................... 9,307 57
Advanced Energy Industries, Inc. ........................................... 4,717 512
Aehr Test Systems (a) (b) .................................................. 3,484 49
Aeva Technologies, Inc. (a) ................................................ 3,908 14
Agilysys, Inc. (a) ....................................................... 3,345 335
Alarm.com Holdings, Inc. (a) ............................................... 5,897 314
Alkami Technology, Inc. (a) ................................................ 5,699 209
Allegro MicroSystems, Inc. (a) .............................................. 19,123 399
Alpha & Omega Semiconductor Ltd. (a) ....................................... 2,944 97
Altair Engineering, Inc. , Class A (a) .......................................... 7,328 762
Ambarella, Inc. (a) ...................................................... 4,902 275
Amdocs Ltd. .......................................................... 14,366 1,261
Amkor Technology, Inc. .................................................. 12,235 311
Amplitude, Inc. , Class A (a) ................................................ 9,168 82
Appfolio, Inc. , Class A (a) ................................................. 2,767 575
Appian Corp. , Class A (a) ................................................. 4,912 176
Applied Digital Corp. (a) (b) ................................................ 19,487 132
Applied Optoelectronics, Inc. (a) (b) .......................................... 4,727 74

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Arlo Technologies, Inc. (a) ................................................. 11,928 $ 121
Arrow Electronics, Inc. (a) ................................................. 6,650 789
Arteris, Inc. (a) ......................................................... 2,977 20
Asana, Inc. , Class A (a) ................................................... 10,335 123
Aspen Technology, Inc. (a) ................................................. 3,377 793
Astera Labs, Inc. (a) ..................................................... 13,340 936
AstroNova, Inc. (a) ...................................................... 713 9
AudioEye, Inc. (a) ....................................................... 758 16
Aurora Innovation, Inc. (a) ................................................. 111,898 581
AvePoint, Inc. (a) ....................................................... 12,511 152
Aviat Networks, Inc. (a) ................................................... 1,423 29
Avnet, Inc. ............................................................ 11,060 600
Axcelis Technologies, Inc. (a) .............................................. 4,057 346
AXT, Inc. (a) .......................................................... 5,267 14
Backblaze, Inc. , Class A (a) ................................................ 3,641 26
Badger Meter, Inc. ...................................................... 3,704 741
Bel Fuse, Inc. , Class B ................................................... 1,552 117
Belden, Inc. ........................................................... 5,095 580
Benchmark Electronics, Inc. ............................................... 4,444 192
BigBear.ai Holdings, Inc. (a) (b) ............................................. 12,199 19
BigCommerce Holdings, Inc. , Class 1 (a) ...................................... 7,851 41
BILL Holdings, Inc. (a) ................................................... 12,934 755
Bit Digital, Inc. (a) (b) .................................................... 17,265 66
Bitdeer Technologies Group (a) (b) ........................................... 4,668 36
Blackbaud, Inc. (a) ...................................................... 5,163 390
BlackLine, Inc. (a) ...................................................... 6,440 357
Blend Labs, Inc. , Class A (a) ............................................... 23,845 87
Box, Inc. , Class A (a) .................................................... 17,376 552
Braze, Inc. , Class A (a) ................................................... 8,638 272
C3.ai, Inc. , Class A (a) (b) ................................................. 14,027 345
Calix, Inc. (a) .......................................................... 7,414 262
CCC Intelligent Solutions Holdings, Inc. (a) .................................... 52,529 547
Cellebrite DI Ltd. (a) ..................................................... 8,103 147
Cerence, Inc. (a) ........................................................ 5,067 15
CEVA, Inc. (a) ......................................................... 2,893 68
Ciena Corp. (a) ......................................................... 17,973 1,141
Cipher Mining, Inc. (a) ................................................... 25,905 128
Cirrus Logic, Inc. (a) ..................................................... 6,716 738
Cleanspark, Inc. (a) (b) .................................................... 30,951 328
Clear Secure, Inc. , Class A ................................................ 9,685 356
Clearfield, Inc. (a) ....................................................... 1,500 54
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 17,363 453
Climb Global Solutions, Inc. ............................................... 483 49
Cognex Corp. ......................................................... 21,636 870
Coherent Corp. (a) ...................................................... 19,140 1,769
Cohu, Inc. (a) .......................................................... 5,779 144
CommScope Holding Co., Inc. (a) ........................................... 26,232 177
CommVault Systems, Inc. (a) ............................................... 5,437 849
CompoSecure, Inc. , Class A (b) ............................................. 3,326 50
Confluent, Inc. , Class A (a) ................................................ 30,200 790
Consensus Cloud Solutions, Inc. (a) .......................................... 2,243 50
Core Scientific, Inc. (a) ................................................... 26,557 353
CoreCard Corp. (a) ...................................................... 742 11
Corsair Gaming, Inc. (a) .................................................. 5,587 36
Couchbase, Inc. (a) ...................................................... 4,902 79
CPI Card Group, Inc. (a) .................................................. 552 12
Crane NXT Co. ........................................................ 6,176 335
CS Disco, Inc. (a) ....................................................... 2,827 17
CSP, Inc. ............................................................. 856 11
CTS Corp. ............................................................ 3,758 186
Daktronics, Inc. (a) ...................................................... 5,243 68
Dave, Inc. (a) .......................................................... 842 32
Diebold Nixdorf, Inc. (a) .................................................. 4,683 217

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Digi International, Inc. (a) ................................................. 4,461 $ 129
Digimarc Corp. (a) ...................................................... 1,894 59
Digital Turbine, Inc. (a) ................................................... 11,556 37
DigitalOcean Holdings, Inc. (a) ............................................. 7,476 296
Diodes, Inc. (a) ......................................................... 5,652 331
DocuSign, Inc. (a) ....................................................... 25,393 1,762
Dolby Laboratories, Inc. , Class A ........................................... 7,420 541
Domo, Inc. , Class B (a) ................................................... 3,967 32
DoubleVerify Holdings, Inc. (a) ............................................. 18,095 309
Dropbox, Inc. , Class A (a) ................................................. 29,657 767
D-Wave Quantum, Inc. (a) (b) ............................................... 18,898 20
DXC Technology Co. (a) .................................................. 22,582 448
E2open Parent Holdings, Inc. (a) ............................................ 29,683 87
Eastman Kodak Co. (a) ................................................... 7,917 37
eGain Corp. (a) ......................................................... 2,502 12
Elastic NV (a) .......................................................... 10,781 865
Enfusion, Inc. , Class A (a) ................................................. 6,162 55
Envestnet, Inc. (a) ....................................................... 6,899 433
EPAM Systems, Inc. (a) ................................................... 6,961 1,313
ePlus, Inc. (a) .......................................................... 3,324 296
Everspin Technologies, Inc. (a) .............................................. 2,200 14
Evolv Technologies Holdings, Inc. (a) (b) ...................................... 13,588 29
Extreme Networks, Inc. (a) ................................................ 16,027 239
F5, Inc. (a) ............................................................ 7,318 1,712
Fabrinet (a) ............................................................ 4,546 1,095
FARO Technologies, Inc. (a) ............................................... 2,361 41
Fastly, Inc. , Class A (a) ................................................... 15,915 115
Five9, Inc. (a) .......................................................... 9,272 274
FormFactor, Inc. (a) ..................................................... 9,690 368
Freshworks, Inc. , Class A (a) ............................................... 21,268 249
Gitlab, Inc. , Class A (a) ................................................... 15,183 816
Globant SA (a) ......................................................... 5,346 1,122
Grid Dynamics Holdings, Inc. (a) ............................................ 7,028 112
Guidewire Software, Inc. (a) ............................................... 10,338 1,926
Harmonic, Inc. (a) ....................................................... 14,236 158
HashiCorp, Inc. , Class A (a) ................................................ 19,020 644
Hut 8 Corp. (a) (b) ....................................................... 10,205 161
Ichor Holdings Ltd. (a) ................................................... 4,144 113
Immersion Corp. ....................................................... 3,633 31
Impinj, Inc. (a) ......................................................... 3,409 648
indie Semiconductor, Inc. , Class A (a) ......................................... 22,071 73
Infinera Corp. (a) ....................................................... 29,355 197
Informatica, Inc. , Class A (a) ............................................... 16,964 463
Information Services Group, Inc. ............................................ 4,264 13
Innoviz Technologies Ltd. (a) ............................................... 20,183 12
Inseego Corp. (a) ....................................................... 1,201 20
Insight Enterprises, Inc. (a) ................................................ 4,070 712
Intapp, Inc. (a) ......................................................... 8,449 424
InterDigital, Inc. (b) ..................................................... 3,107 467
inTEST Corp. (a) ....................................................... 1,509 11
IonQ, Inc. (a) (b) ........................................................ 23,191 349
IPG Photonics Corp. (a) ................................................... 3,352 271
Iteris, Inc. (a) .......................................................... 5,312 38
Itron, Inc. (a) .......................................................... 5,624 629
Jamf Holding Corp. (a) ................................................... 7,400 123
Juniper Networks, Inc. ................................................... 41,066 1,597
Kaltura, Inc. (a) ........................................................ 8,854 11
Kimball Electronics, Inc. (a) ............................................... 3,077 55
Klaviyo, Inc. , Class A (a) .................................................. 5,843 222
Knowles Corp. (a) ....................................................... 10,954 190
Kulicke & Soffa Industries, Inc. ............................................. 6,646 298
Kyndryl Holdings, Inc. (a) ................................................. 28,770 659
Lantronix, Inc. (a) ....................................................... 3,895 15

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lattice Semiconductor Corp. (a) ............................................. 17,221 $ 872
Lightwave Logic, Inc. (a) (b) ............................................... 15,169 48
Littelfuse, Inc. ......................................................... 3,101 759
LiveRamp Holdings, Inc. (a) ............................................... 8,159 204
Logility Supply Chain Solutions, Inc. , Class A .................................. 4,140 44
Lumentum Holdings, Inc. (a) ............................................... 8,104 518
Luna Innovations, Inc. (a) (b) ............................................... 4,038 6
MACOM Technology Solutions Holdings, Inc. (a) ................................ 7,329 824
Magnachip Semiconductor Corp. (a) .......................................... 4,442 20
Manhattan Associates, Inc. (a) .............................................. 7,657 2,017
MARA Holdings, Inc. (a) .................................................. 36,955 620
Matterport, Inc. (a) ...................................................... 34,486 157
MaxLinear, Inc. (a) ...................................................... 9,723 126
MeridianLink, Inc. (a) .................................................... 2,823 62
Methode Electronics, Inc. ................................................. 4,160 36
MicroVision, Inc. (a) (b) ................................................... 26,608 27
Mirion Technologies, Inc. (a) ............................................... 27,179 402
Mitek Systems, Inc. (a) ................................................... 5,755 49
MKS Instruments, Inc. ................................................... 8,463 841
N-able, Inc. (a) ......................................................... 8,240 101
Napco Security Technologies, Inc. ........................................... 4,462 172
Navitas Semiconductor Corp. (a) (b) .......................................... 14,320 35
nCino, Inc. (a) ......................................................... 11,744 438
NCR Voyix Corp. (a) ..................................................... 17,723 227
NETGEAR, Inc. (a) ..................................................... 3,374 74
NetScout Systems, Inc. (a) ................................................. 8,666 182
NextNav, Inc. (a) ........................................................ 5,396 63
nLight, Inc. (a) ......................................................... 5,744 72
Novanta, Inc. (a) ........................................................ 4,500 766
Nutanix, Inc. , Class A (a) .................................................. 28,932 1,797
NVE Corp. ........................................................... 603 45
Olo, Inc. , Class A (a) ..................................................... 13,252 66
ON24, Inc. (a) ......................................................... 4,500 27
OneSpan, Inc. (a) ....................................................... 4,483 75
Onto Innovation, Inc. (a) .................................................. 6,193 1,228
OSI Systems, Inc. (a) ..................................................... 1,957 259
Ouster, Inc. (a) ......................................................... 3,516 23
PagerDuty, Inc. (a) ...................................................... 11,050 200
PAR Technology Corp. (a) ................................................. 4,507 266
PC Connection, Inc. ..................................................... 1,526 97
PDF Solutions, Inc. (a) ................................................... 3,916 111
Pegasystems, Inc. ....................................................... 5,368 426
Penguin Solutions, Inc. (a) ................................................. 6,465 97
Photronics, Inc. (a) ...................................................... 7,335 167
Plexus Corp. (a) ........................................................ 3,377 487
Porch Group, Inc. (a) ..................................................... 11,488 25
Power Integrations, Inc. .................................................. 7,041 425
Prairie Operating Co. (a) .................................................. 1,132 9
Procore Technologies, Inc. (a) .............................................. 17,012 1,117
Progress Software Corp. .................................................. 5,323 341
PROS Holdings, Inc. (a) .................................................. 5,403 107
Q2 Holdings, Inc. (a) ..................................................... 7,233 612
Qorvo, Inc. (a) ......................................................... 11,905 848
Qualys, Inc. (a) ......................................................... 4,598 548
QuickLogic Corp. (a) (b) .................................................. 1,676 12
Rackspace Technology, Inc. (a) (b) ........................................... 7,848 19
Rambus, Inc. (a) ........................................................ 13,526 647
Rapid7, Inc. (a) ......................................................... 7,629 308
Red Violet, Inc. (a) ...................................................... 1,320 40
Rekor Systems, Inc. (a) (b) ................................................. 10,398 11
ReposiTrak, Inc. ........................................................ 1,472 28
Ribbon Communications, Inc. (a) ............................................ 18,077 64
Richardson Electronics Ltd. ............................................... 1,504 21

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Rigetti Computing, Inc. (a) (b) .............................................. 19,122 $ 25
Rimini Street, Inc. (a) .................................................... 5,811 10
RingCentral, Inc. , Class A (a) ............................................... 10,101 364
Riot Platforms, Inc. (a) (b) ................................................. 35,125 325
Rogers Corp. (a) ........................................................ 2,336 234
Samsara, Inc. , Class A (a) ................................................. 25,575 1,222
Sanmina Corp. (a) ....................................................... 6,661 467
ScanSource, Inc. (a) ..................................................... 2,806 119
SEMrush Holdings, Inc. , Class A (a) .......................................... 3,967 52
Semtech Corp. (a) ....................................................... 9,377 414
SentinelOne, Inc. , Class A (a) ............................................... 33,792 872
Silicon Laboratories, Inc. (a) ............................................... 3,991 415
SiTime Corp. (a) ........................................................ 2,267 383
SkyWater Technology, Inc. (a) .............................................. 2,894 28
SmartRent, Inc. (a) ...................................................... 22,108 37
Smartsheet, Inc. , Class A (a) ............................................... 16,217 915
SolarEdge Technologies, Inc. (a) (b) .......................................... 7,178 122
SolarWinds Corp. ....................................................... 5,947 78
SoundHound AI, Inc. , Class A (a) (b) .......................................... 39,962 201
SoundThinking, Inc. (a) ................................................... 1,191 13
Sprinklr, Inc. , Class A (a) .................................................. 13,396 100
Sprout Social, Inc. , Class A (a) .............................................. 6,167 163
SPS Commerce, Inc. (a) ................................................... 4,634 765
Stratasys Ltd. (a) ........................................................ 7,244 52
Synaptics, Inc. (a) ....................................................... 4,911 337
TD SYNNEX Corp. ..................................................... 9,595 1,107
Telos Corp. (a) ......................................................... 6,473 23
Tenable Holdings, Inc. (a) ................................................. 14,808 587
Teradata Corp. (a) ....................................................... 11,962 386
Terawulf, Inc. (a) ....................................................... 34,748 227
The Hackett Group, Inc. .................................................. 3,134 76
Thoughtworks Holding, Inc. (a) ............................................. 11,237 50
TTM Technologies, Inc. (a) ................................................ 12,495 280
Tucows, Inc. , Class A (a) .................................................. 1,015 19
Turtle Beach Corp. (a) .................................................... 1,721 27
Twilio, Inc. , Class A (a) ................................................... 19,177 1,547
UiPath, Inc. , Class A (a) .................................................. 52,926 654
Ultra Clean Holdings, Inc. (a) .............................................. 5,546 186
Unisys Corp. (a) ........................................................ 8,278 57
Unity Software, Inc. (a) ................................................... 35,612 715
Universal Display Corp. .................................................. 5,533 998
Varonis Systems, Inc. (a) .................................................. 13,692 690
Veeco Instruments, Inc. (a) ................................................. 7,008 202
Verint Systems, Inc. (a) ................................................... 7,697 164
Vertex, Inc. , Class A (a) ................................................... 7,124 296
Viant Technology, Inc. , Class A (a) ........................................... 1,803 21
Viasat, Inc. (a) ......................................................... 12,754 122
Viavi Solutions, Inc. (a) ................................................... 27,680 255
Vishay Intertechnology, Inc. ............................................... 15,635 265
Vishay Precision Group, Inc. (a) ............................................. 1,433 33
Vontier Corp. .......................................................... 19,360 718
Weave Communications, Inc. (a) ............................................ 5,715 80
Wolfspeed, Inc. (a) (b) .................................................... 15,847 211
Workiva, Inc. (a) ........................................................ 6,171 492
Xerox Holdings Corp. ................................................... 14,574 119
Xperi, Inc. (a) .......................................................... 5,576 51
Yext, Inc. (a) ........................................................... 13,302 96
Zeta Global Holdings Corp. , Class A (a) ....................................... 23,809 659
Zuora, Inc. , Class A (a) ................................................... 17,669 175
90,337
Materials (5.6%):
AdvanSix, Inc. ......................................................... 3,248 92

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Alcoa Corp. ........................................................... 32,424 $ 1,300
Algoma Steel Group, Inc. ................................................. 11,762 122
Alpha Metallurgical Resources, Inc. .......................................... 1,378 287
Alto Ingredients, Inc. (a) .................................................. 9,195 16
American Vanguard Corp. ................................................. 3,378 18
AptarGroup, Inc. ....................................................... 8,333 1,399
Arcadium Lithium PLC (a) ................................................ 130,753 705
Arch Resources, Inc. .................................................... 2,186 321
Ardagh Metal Packaging SA ............................................... 17,432 64
Arras Minerals Corp. (a) .................................................. 4,451 1
Ashland, Inc. .......................................................... 6,140 519
ASP Isotopes, Inc. (a) (b) .................................................. 5,256 37
Aspen Aerogels, Inc. (a) .................................................. 9,567 171
ATI, Inc. (a) ........................................................... 15,508 817
Atlas Lithium Corp. (a) ................................................... 870 9
Avient Corp. .......................................................... 11,318 528
Axalta Coating Systems Ltd. (a) ............................................. 27,632 1,048
Balchem Corp. ......................................................... 4,087 684
Berry Global Group, Inc. ................................................. 14,442 1,017
Cabot Corp. ........................................................... 6,830 736
Carpenter Technology Corp. ............................................... 5,979 894
Century Aluminum Co. (a) ................................................. 6,515 115
Clearwater Paper Corp. (a) ................................................. 2,026 51
Cleveland-Cliffs, Inc. (a) .................................................. 57,929 752
Coeur Mining, Inc. (a) .................................................... 49,709 320
Commercial Metals Co. .................................................. 14,401 775
Compass Minerals International, Inc. ......................................... 5,170 64
Contango ORE, Inc. (a) ................................................... 910 20
Core Molding Technologies, Inc. (a) .......................................... 967 15
Crown Holdings, Inc. .................................................... 15,115 1,414
Dakota Gold Corp. (a) .................................................... 8,992 20
Eagle Materials, Inc. ..................................................... 4,202 1,199
Eastman Chemical Co. ................................................... 14,686 1,543
Ecovyst, Inc. (a) ........................................................ 13,371 89
Element Solutions, Inc. ................................................... 28,072 761
Flotek Industries, Inc. (a) .................................................. 3,615 18
FMC Corp. ........................................................... 15,661 1,018
Friedman Industries, Inc. ................................................. 841 12
Gatos Silver, Inc. (a) ..................................................... 5,877 109
Ginkgo Bioworks Holdings, Inc. (a) (b) ........................................ 179,419 1,367
Graphic Packaging Holding Co. ............................................ 37,443 1,058
Greif, Inc. , Class A ...................................................... 3,239 202
H.B. Fuller Co. ........................................................ 6,868 503
Hawkins, Inc. ......................................................... 2,414 258
Haynes International, Inc. ................................................. 1,573 95
Hecla Mining Co. ....................................................... 74,376 483
Huntsman Corp. ........................................................ 20,577 453
Idaho Strategic Resources, Inc. (a) ........................................... 1,387 22
Ingevity Corp. (a) ....................................................... 4,554 190
Innospec, Inc. ......................................................... 3,114 336
Intrepid Potash, Inc. (a) ................................................... 1,249 31
Kaiser Aluminum Corp. .................................................. 1,984 147
Knife River Corp. (a) .................................................... 7,104 691
Koppers Holdings, Inc. ................................................... 2,482 84
Loop Industries, Inc. (a) ................................................... 2,532 3
Louisiana-Pacific Corp. .................................................. 8,753 866
LSB Industries, Inc. (a) ................................................... 6,118 50
Materion Corp. ........................................................ 2,580 262
Mativ Holdings, Inc. ..................................................... 6,706 104
McEwen Mining, Inc. (a) .................................................. 5,586 53
Mercer International, Inc. ................................................. 4,833 32
Metallus, Inc. (a) ........................................................ 4,742 67
Minerals Technologies, Inc. ................................................ 4,021 303

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
MP Materials Corp. (a) ................................................... 15,508 $ 279
Myers Industries, Inc. .................................................... 4,630 55
NewMarket Corp. ...................................................... 988 519
Northern Technologies International Corp. ..................................... 986 13
Novusterra, Inc. (a) (c) .................................................... 579 —
O-I Glass, Inc. (a) ....................................................... 19,319 215
Olin Corp. ............................................................ 14,805 607
Olympic Steel, Inc. ...................................................... 1,238 44
Origin Materials, Inc. (a) .................................................. 15,438 21
Orion SA ............................................................. 7,110 107
Pactiv Evergreen, Inc. .................................................... 4,986 57
Perpetua Resources Corp. (a) ............................................... 8,120 83
Piedmont Lithium, Inc. (a) (b) ............................................... 2,246 29
PureCycle Technologies, Inc. (a) (b) .......................................... 17,702 230
Quaker Chemical Corp. .................................................. 1,738 263
Radius Recycling, Inc. ................................................... 3,248 53
Ramaco Resources, Inc. , Class A ............................................ 4,048 41
Ranpak Holdings Corp. (a) ................................................ 9,282 56
Rayonier Advanced Materials, Inc. (a) ........................................ 7,944 63
Royal Gold, Inc. ........................................................ 8,285 1,210
RPM International, Inc. .................................................. 16,080 2,044
Ryerson Holding Corp. ................................................... 3,562 78
Sealed Air Corp. ....................................................... 18,225 659
Sensient Technologies Corp. ............................................... 4,483 338
Silgan Holdings, Inc. .................................................... 10,443 540
Smith-Midland Corp. (a) (b) ................................................ 572 20
Smurfit WestRock PLC ................................................... 64,377 3,315
Sonoco Products Co. .................................................... 12,306 646
Stepan Co. ............................................................ 2,710 196
Summit Materials, Inc. , Class A (a) .......................................... 15,110 716
SunCoke Energy, Inc. .................................................... 10,517 108
Sylvamo Corp. ......................................................... 4,324 368
The Chemours Co. ...................................................... 18,642 339
The Mosaic Co. ........................................................ 40,008 1,071
The Scotts Miracle-Gro Co. ............................................... 5,365 467
TMC the metals Co., Inc. (a) ............................................... 15,066 15
Tredegar Corp. (a) ....................................................... 3,806 29
TriMas Corp. .......................................................... 4,801 129
Trinseo PLC .......................................................... 4,308 20
Tronox Holdings PLC ................................................... 14,833 180
United States Lime & Minerals, Inc. ......................................... 1,319 149
United States Steel Corp. ................................................. 28,093 1,091
Universal Stainless & Alloy Products, Inc. (a) ................................... 1,074 47
Warrior Met Coal, Inc. ................................................... 6,494 410
Worthington Steel, Inc. ................................................... 4,066 155
43,815
Real Estate (7.4%):
Acadia Realty Trust ..................................................... 13,228 324
Agree Realty Corp. ..................................................... 12,494 928
Alexander & Baldwin, Inc. ................................................ 8,960 167
Alexander's, Inc. ....................................................... 268 61
Alpine Income Property Trust, Inc. .......................................... 1,563 27
American Assets Trust, Inc. ................................................ 5,829 157
American Healthcare REIT, Inc. ............................................ 16,692 444
American Homes 4 Rent , Class A ........................................... 42,607 1,501
Americold Realty Trust, Inc. ............................................... 35,857 921
Anywhere Real Estate, Inc. (a) .............................................. 13,287 51
Apartment Investment and Management Co. (a) .................................. 16,276 137
Apple Hospitality REIT, Inc. ............................................... 28,417 420
Armada Hoffler Properties, Inc. ............................................. 8,412 91
Braemar Hotels & Resorts, Inc. ............................................. 7,389 21
Brandywine Realty Trust ................................................. 21,219 108

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Brixmor Property Group, Inc. .............................................. 37,823 $ 1,019
Broadstone Net Lease, Inc. ................................................ 23,577 415
BRT Apartments Corp. ................................................... 1,353 22
BXP, Inc. ............................................................. 19,922 1,605
Camden Property Trust ................................................... 13,288 1,539
CareTrust REIT, Inc. .................................................... 19,395 634
CBL & Associates Properties, Inc. ........................................... 3,155 83
Centerspace ........................................................... 1,915 133
Chatham Lodging Trust .................................................. 6,024 48
City Office REIT, Inc. .................................................... 4,872 25
Community Healthcare Trust, Inc. ........................................... 3,395 64
Compass, Inc. , Class A (a) ................................................. 51,881 329
COPT Defense Properties ................................................. 14,185 457
Cousins Properties, Inc. .................................................. 19,080 584
CTO Realty Growth, Inc. ................................................. 2,575 50
CubeSmart ........................................................... 28,230 1,350
Cushman & Wakefield PLC (a) ............................................. 28,601 388
DiamondRock Hospitality Co. .............................................. 25,547 219
DigitalBridge Group, Inc. ................................................. 21,717 341
Diversified Healthcare Trust ............................................... 27,229 97
Douglas Emmett, Inc. .................................................... 20,334 362
Easterly Government Properties, Inc. ......................................... 12,166 165
EastGroup Properties, Inc. ................................................ 6,098 1,044
Elme Communities ...................................................... 10,911 184
Empire State Realty Trust, Inc. ............................................. 16,954 180
EPR Properties ........................................................ 9,372 425
Equity Commonwealth (a) ................................................. 13,236 262
Equity LifeStyle Properties, Inc. ............................................ 22,527 1,580
Essential Properties Realty Trust, Inc. ........................................ 22,015 698
eXp World Holdings, Inc. (b) ............................................... 9,896 132
Farmland Partners, Inc. ................................................... 5,480 64
Federal Realty Investment Trust ............................................ 10,491 1,163
First Industrial Realty Trust, Inc. ............................................ 16,605 872
Five Point Holdings LLC , Class A (a) ......................................... 7,451 30
Forestar Group, Inc. (a) ................................................... 2,355 74
Four Corners Property Trust, Inc. ............................................ 11,552 318
Franklin Street Properties Corp. ............................................. 10,274 18
FRP Holdings, Inc. (a) .................................................... 1,590 46
Getty Realty Corp. ...................................................... 6,755 212
Gladstone Commercial Corp. .............................................. 5,296 83
Gladstone Land Corp. .................................................... 4,209 55
Global Medical REIT, Inc. ................................................ 7,817 71
Global Net Lease, Inc. ................................................... 25,288 197
Healthcare Realty Trust, Inc. ............................................... 45,579 783
Healthpeak Properties, Inc. ................................................ 88,164 1,979
Highwoods Properties, Inc. ................................................ 13,178 442
Host Hotels & Resorts, Inc. ................................................ 87,693 1,512
Howard Hughes Holdings, Inc. (a) ........................................... 6,272 477
Hudson Pacific Properties, Inc. ............................................. 17,347 75
Independence Realty Trust, Inc. ............................................. 29,516 579
Industrial Logistics Properties Trust .......................................... 8,105 29
Innovative Industrial Properties, Inc. ......................................... 3,529 456
InvenTrust Properties Corp. ............................................... 8,544 252
JBG SMITH Properties ................................................... 10,922 186
Jones Lang LaSalle, Inc. (a) ................................................ 5,943 1,610
Kennedy-Wilson Holdings, Inc. ............................................. 14,653 157
Kilroy Realty Corp. ..................................................... 14,519 584
Kimco Realty Corp. ..................................................... 83,423 1,979
Kite Realty Group Trust .................................................. 27,538 707
Lamar Advertising Co. , Class A ............................................. 11,019 1,454
LTC Properties, Inc. ..................................................... 5,380 205
LXP Industrial Trust ..................................................... 36,257 342
Marcus & Millichap, Inc. ................................................. 3,054 116

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Maui Land & Pineapple Co., Inc. (a) .......................................... 869 $ 19
Medical Properties Trust, Inc. (b) ............................................ 74,411 344
Modiv Industrial, Inc. .................................................... 1,072 18
National Health Investors, Inc. ............................................. 5,530 424
National Storage Affiliates Trust ............................................ 8,729 368
NET Lease Office Properties (a) ............................................. 1,859 56
NETSTREIT Corp. ..................................................... 9,741 151
Newmark Group, Inc. , Class A ............................................. 17,345 260
NexPoint Diversified Real Estate Trust (a) ...................................... 4,331 23
NexPoint Residential Trust, Inc. ............................................ 2,726 114
NNN REIT, Inc. ........................................................ 23,038 1,001
Offerpad Solutions, Inc. (a) ................................................ 1,944 6
Omega Healthcare Investors, Inc. ........................................... 32,508 1,381
One Liberty Properties, Inc. ............................................... 1,942 52
Opendoor Technologies, Inc. (a) (b) ........................................... 72,140 126
Orion Office REIT, Inc. ................................................... 6,948 26
Outfront Media, Inc. ..................................................... 16,346 290
Paramount Group, Inc. ................................................... 22,538 109
Park Hotels & Resorts, Inc. ................................................ 25,767 358
Pebblebrook Hotel Trust .................................................. 14,941 179
Phillips Edison & Co., Inc. ................................................ 15,405 582
Piedmont Office Realty Trust, Inc. , Class A .................................... 15,449 154
Plymouth Industrial REIT, Inc. ............................................. 5,660 115
Postal Realty Trust, Inc. , Class A ............................................ 2,732 40
PotlatchDeltic Corp. ..................................................... 9,738 405
Rayonier, Inc. ......................................................... 18,666 583
RE/MAX Holdings, Inc. (a) ................................................ 2,130 26
Redfin Corp. (a) ........................................................ 14,724 153
Regency Centers Corp. ................................................... 22,771 1,627
Retail Opportunity Investments Corp. ........................................ 15,592 242
Rexford Industrial Realty, Inc. .............................................. 27,704 1,188
RLJ Lodging Trust ...................................................... 19,047 169
Ryman Hospitality Properties, Inc. ........................................... 7,342 786
Sabra Health Care REIT, Inc. .............................................. 29,139 565
Safehold, Inc. ......................................................... 6,243 133
Saul Centers, Inc. ....................................................... 1,637 64
Seritage Growth Properties , Class A (a) ........................................ 4,582 19
Service Properties Trust .................................................. 20,441 65
SITE Centers Corp. (a) ................................................... 24,103 384
SL Green Realty Corp. ................................................... 8,188 619
STAG Industrial, Inc. .................................................... 23,000 857
Star Holdings (a) ........................................................ 1,517 19
Summit Hotel Properties, Inc. .............................................. 13,285 81
Sunstone Hotel Investors, Inc. .............................................. 25,426 257
Tanger, Inc. ........................................................... 13,494 448
Tejon Ranch Co. (a) ..................................................... 3,107 49
Terreno Realty Corp. .................................................... 11,987 719
The Macerich Co. ...................................................... 27,068 506
The RMR Group, Inc. , Class A ............................................. 1,805 43
The St. Joe Co. ........................................................ 7,287 377
UMH Properties, Inc. .................................................... 8,615 161
Uniti Group, Inc. ....................................................... 29,422 149
Universal Health Realty Income Trust ........................................ 1,608 64
Urban Edge Properties ................................................... 15,330 341
Veris Residential, Inc. .................................................... 10,509 173
Vornado Realty Trust .................................................... 21,014 870
Whitestone REIT ....................................................... 5,488 76
Xenia Hotels & Resorts, Inc. ............................................... 12,806 181
Zillow Group, Inc. , Class C (a) .............................................. 25,525 1,534
57,048
Utilities (2.3%):
ALLETE, Inc. ......................................................... 7,284 465

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Altus Power, Inc. (a) ..................................................... 11,579 $ 40
American States Water Co. ................................................ 4,694 387
Artesian Resources Corp. , Class A ........................................... 1,145 38
Avista Corp. .......................................................... 9,852 369
Black Hills Corp. ....................................................... 8,769 519
Brookfield Renewable Corp. , Class A ......................................... 22,713 695
Cadiz, Inc. (a) .......................................................... 5,363 16
California Water Service Group ............................................. 7,375 383
Chesapeake Utilities Corp. ................................................ 2,772 332
Clearway Energy, Inc. , Class C ............................................. 14,230 404
Consolidated Water Co. Ltd. , Class OR ....................................... 1,886 45
Essential Utilities, Inc. ................................................... 34,535 1,333
Genie Energy Ltd. , Class B ................................................ 1,624 25
Global Water Resources, Inc. .............................................. 1,440 18
Hawaiian Electric Industries, Inc. (a) ......................................... 13,899 143
IDACORP, Inc. ........................................................ 6,703 694
MGE Energy, Inc. ...................................................... 4,561 413
Middlesex Water Co. .................................................... 2,193 134
Montauk Renewables, Inc. (a) .............................................. 5,785 32
National Fuel Gas Co. ................................................... 11,393 690
New Jersey Resources Corp. ............................................... 12,484 573
NiSource, Inc. ......................................................... 56,600 1,990
Northwest Natural Holding Co. ............................................. 4,838 188
Northwestern Energy Group, Inc. ........................................... 7,691 411
OGE Energy Corp. ...................................................... 25,287 1,011
ONE Gas, Inc. ......................................................... 7,066 504
Ormat Technologies, Inc. ................................................. 7,627 603
Otter Tail Corp. ........................................................ 5,172 406
Pinnacle West Capital Corp. ............................................... 14,340 1,259
Portland General Electric Co. .............................................. 12,965 614
Pure Cycle Corp. (a) ..................................................... 2,931 31
ReNew Energy Global PLC (a) ............................................. 17,605 100
RGC Resources, Inc. .................................................... 1,033 21
SJW Group ........................................................... 3,764 209
Southwest Gas Holdings, Inc. .............................................. 8,431 618
Spire, Inc. ............................................................ 7,101 453
Sunnova Energy International, Inc. (a) ........................................ 12,946 79
The York Water Co. ..................................................... 1,790 63
TXNM Energy, Inc. ..................................................... 11,251 490
UGI Corp. ............................................................ 27,027 646
Unitil Corp. ........................................................... 2,001 116
17,560
Total Common Stocks (Cost $477,479)
a
a
a
772,539
Preferred Stocks (0.0%)
Communication Services (0.0%):
SRAX, Inc. (a) (c) ....................................................... 3,374 —
Total Preferred Stocks (Cost $—(d))
a
a
a
–
Rights (0.0%)(h)
Consumer Staples (0.0%):(h)
Spectrum Pharmaceuticals, Inc., CVR (a) (c) .................................... 20,024 1
Health Care (0.0%):(h)
Akouos, Inc., CVR (a) (c) .................................................. 2,413 2
Albireo Pharma, Inc., CVR (a) (c) ............................................ 2,070 5
Applied Genetics, CVR (a) (c) .............................................. 7,439 — (d)
AstraZeneca PLC, CVR (a) (c) .............................................. 4,321 1
Carisma Therapeutics, Inc., CVR (a) (c) ........................................ 22,411 —
Cartesian Therapeutics, Inc., CVR (a) (c) ....................................... 14,929 3

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Chinook Therapeutics, Inc., CVR (a) (c) ....................................... 1,625 $ — (d)
Chinook Therapeutics, Inc., RTS (a) (c) ........................................ 5,192 2
Cincor Pharma, Inc., CVR (a) (c) ............................................ 1,987 6
Coherus Biosciences, Inc., CVR (a) (c) ........................................ 5,561 1
Concentra Biosciences LLC, CVR (a) (c) ....................................... 2,062 — (d)
Concert Pharmaceuticals, Inc., CVR (a) (c) ..................................... 5,168 2
Epizyme, Inc., CVR (a) (c) ................................................. 15,309 — (d)
Flexion Therapeutics, Inc., CVR (a) (b) (c) ...................................... 6,526 — (d)
F-star Therapeutics, Inc., CVR (a) (c) ......................................... 1,298 — (d)
Imara, Inc., CVR (a) (c) ................................................... 1,789 1
Inhibrx, Inc., CVR (a) (c) .................................................. 4,624 3
Jounce Therapeutics, Inc., CVR (a) (c) ......................................... 4,884 — (d)
Magenta Therapeutics, Inc., CVR (a) (c) ....................................... 4,843 — (d)
MediPacific, Inc., CVR (a) (c) ............................................... 5,536 — (d)
Miragen Therapeutics, Inc., CVR (a) (c) ....................................... 7,890 — (d)
Ocuphire Pharma, Inc., CVR (a) (c) ........................................... 168 — (d)
OmniAb Operations, Inc., 12.50 Earnout Shares (a) (c) (f) (g) ......................... 698 —
OmniAb Operations, Inc., 15.00 Earnout Shares (a) (c) (f) (g) ......................... 698 —
Opiant Pharma, Inc., CVR (a) (c) ............................................ 533 — (d)
Palisade Bio, Inc., CVR (a) (c) .............................................. 2,758 1
Paratek Pharmaceuticals, Inc., CVR (a) (b) (c) .................................... 5,165 — (d)
Prevail Therapeutics, Inc., CVR (a) (c) ........................................ 4,938 2
Satsuma Pharmaceuticals, Inc., CVR (a) (c) ..................................... 3,019 1
Tetraphase Pharmaceuticals, Inc., CVR (a) (c) ................................... 1,178 —
Xeris Biopharma Holdings, Inc., CVR (a) (c) .................................... 8,140 —
Zynerba Pharmaceuticals, Inc., CVR (a) (b) (c) ................................... 5,691 1
31
Total Rights (Cost $7)
a
a
a
32
Warrants (0.0%)(h)
Health Care (0.0%):(h)
Galectin Therapeutics, Inc. (a) .............................................. 7,552 — (d)
Salarius Pharmaceuticals, Inc. (a) ............................................ 2,486 —
— (d)
Total Warrants (Cost $—)
a
a
a
— (d)
Collateral for Securities Loaned (3.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (i) ........ 5,771,675 5,771
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (i) ............ 5,771,675 5,772
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (i) ................ 5,771,675 5,772
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (i) . 5,771,675 5,772
Total Collateral for Securities Loaned (Cost $23,087)
a
a
a
23,087
Total Investments (Cost $500,573) — 102.7% 795,658
Liabilities in excess of other assets —  (2.7)% (20,779)
NET ASSETS - 100.00% $ 774,879
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Rounds to less than $1 thousand.
(e) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(f) Restricted security that is not registered under the Securities Act of 1933.

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ —
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
—
Scilex Holding Co. ...........................................
1/27/2023
33
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at October 31, 2024. (amounts in thousands):
(h) Amount represents less than 0.05% of net assets.
(i) Rate disclosed is the daily yield on October 31, 2024.
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 23 12/20/24 $ 2,577,462 $ 2,539,890 $ (37,572)
Total unrealized appreciation $ —
Total unrealized depreciation (37,572)
Total net unrealized appreciation (depreciation) $ (37,572)

Statement of Assets and Liabilities
October 31, 2024

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Extended
Market Index Fund
Assets:
Affiliated investments, at value (Cost $245) $ 433
Unaffiliated investments, at value (Cost $500,328) 795,225(a)
Cash 1,621
Deposit with broker for futures contracts 949
Receivables:
Dividends, interest, and securities lending income 283
Capital shares issued 14
Variation margin on open futures contracts 2
Prepaid expenses 16
Total Assets 798,543
Liabilities:
Payables:
Collateral received on loaned securities 23,087
Capital shares redeemed 255
Variation margin on open futures contracts 48
Accrued expenses and other payables:
Investment advisory fees 67
Administration fees 100
Custodian fees 5
Transfer agent fees 43
Compliance fees 1
Other accrued expenses 58
Total Liabilities 23,664
Commitments and contingencies (Note 4 )
Net Assets:
Capital 396,444
Total accumulated earnings (loss) 378,435
Net Assets $ 774,879
Shares (unlimited number of shares authorized with no par value): 33,825
Net asset value, offering and redemption price per share:(b) $ 22.91
(a) Includes $21,507 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Extended
Market Index Fund
Investment Income:
Dividends from affiliated investments $ 4
Dividends from unaffiliated investments 5,535
Interest from unaffiliated investments 111
Securities lending (net of fees) 309
Foreign tax withholding (6)
Total Income 5,953
Expenses:
Investment advisory fees 384
Administration fees 576
Sub-Administration fees 15
Custodian fees 16
Transfer agent fees 234
Trustees' fees 27
Compliance fees 3
Legal and audit fees 34
State registration and filing fees 13
Other expenses 46
Total Expenses 1,348
Net Investment Income (Loss) 4,605
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 2
Net realized gains (losses) from unaffiliated investment securities 13,209
Net realized gains (losses) from futures contracts 435
Net change in unrealized appreciation/depreciation on affiliated investment securities 57
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 64,844
Net change in unrealized appreciation/depreciation on futures contracts 42
Net realized/unrealized gains (losses) on investments 78,589
Change in net assets resulting from operations $ 83,194

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Extended Market Index
Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,605 $ 7,838
Net realized gains (losses) 13,646 96,732
Net change in unrealized appreciation/depreciation 64,943 22,866
Change in net assets resulting from operations 83,194 127,436
Change in net assets resulting from distributions to shareholders — (32,980)
Change in net assets resulting from capital transactions (38,670) (40,274)
Change in net assets 44,524 54,182
Net Assets:
Beginning of period 730,355 676,173
End of period $ 774,879 $ 730,355
Capital Transactions:
Proceeds from shares issued $ 11,595 $ 31,919
Distributions reinvested — 31,952
Cost of shares redeemed (50,265) (104,145)
Change in net assets resulting from capital transactions $ (38,670) $ (40,274)
Share Transactions:
Issued 528 1,608
Reinvested — 1,564
Redeemed (2,288) (5,256)
Change in Shares (1,760) (2,084)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
47
See notes to financial statements.
Victory Extended Market Index Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $20.52 $17.95 $17.33 $24.75 $25.40 $20.01 $16.14
Investment Activities:
Net investment income (loss)(b) 0.13 0.21 0.07 0.24 0.22 0.18 0.20
Net realized and unrealized gains
(losses) 2.26 3.28 0.55 (6.14) 3.58 6.05 4.31
Total from Investment
Activities 2.39 3.49 0.62 (5.90) 3.80 6.23 4.51
Distributions to Shareholders from:
Net investment income — (0.24) — (0.25) (0.23) (0.21) (0.26)
Net realized gains — (0.68) — (1.27) (4.22) (0.63) (0.38)
Total Distributions — (0.92) — (1.52) (4.45) (0.84) (0.64)
Net Asset Value, End of Period $22.91 $20.52 $17.95 $17.33 $24.75 $25.40 $20.01
Total Return(c)(d) 11.65% 19.51% 3.58% (24.03)% 15.61% 31.20% 27.94%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.35% 0.36% 0.38% 0.36% 0.34% 0.38% 0.41%
Net Investment Income (Loss)(e) 1.20% 1.09% 1.21% 1.20% 0.77% 0.91% 1.06%
Gross Expenses(e)(g) 0.35% 0.36% 0.38% 0.36% 0.34% 0.38% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $774,879 $730,355 $676,173 $671,926 $969,905 $906,111 $788,664
Portfolio Turnover(c) 5% 41% 5% 21% 24% 31% 24%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
48
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name)
Victory Extended Market Index Fund Extended Market Index Fund

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
49
(Unaudited)
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2024, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2024 (amounts in thousands):
Level 1 Level 2 Level 3 Total
Extended Market Index Fund
Common Stocks ............................................... $ 772,270 $ 264 $ 5 $ 772,539
Preferred Stocks ............................................... — — —(a) —(a)
Rights ...................................................... — — 32 32
Warrants .................................................... — —(b) — —(b)
Collateral for Securities Loaned ................................... 23,087 — — 23,087
Total ....................................................... $ 795,357 $ 264 $ 37 $ 795,658
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (38) — — (38)
Total ....................................................... $ (38) $ — $ — $ (38)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value security.
(b) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
50
(Unaudited)
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended October 31, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (38,000)
Extended Market Index Fund ........................................................................... $ 38
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 435,000 42,000
Extended Market Index Fund ......................................................... $ 435 $ 42

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
51
(Unaudited)
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets of the Fund Shares. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Administration fees.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Extended Market Index Fund ........................................ $ 21,507 $ — $ 23,087
Excluding U.S. Government
Securities
Purchases Sales
Extended Market Index Fund ................................................................. $ 39,372 $ 71,917

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
52
(Unaudited)
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of October 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
Additionally, as of October 31, 2024, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
In effect until August 31, 2025
Extended Market Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.43%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
53
(Unaudited)
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Small-Capitalization and Mid-Capitalization Stock Risk — The Fund invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
54
(Unaudited)
based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended October 31, 2024, were as follows (amounts in thousands):
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2024
Dividend
Income
Victory Capital Holdings, Inc., Class A . $ 296 $ 87 $ (9) $ 2 $ — $ 57 $ 433 $ 4

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
37757-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Global Managed Volatility Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
15
Statement of Operations
16
Statements of Changes in Net Assets
17
Financial Highlights
19
Notes to Financial Statements 21

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Global Managed Volatility Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.8%)
Australia (2.0%):
Consumer Discretionary (0.2%):
The Lottery Corp Ltd. .................................................... 242,623 $ 792
Consumer Staples (0.5%):
Coles Group Ltd. (a) ..................................................... 105,822 1,221
Woolworths Group Ltd. .................................................. 80,070 1,570
2,791
Financials (0.4%):
Medibank Pvt. Ltd. ...................................................... 947,410 2,226
Information Technology (0.1%):
Atlassian Corp. , Class A (a) ................................................ 2,944 555
Materials (0.8%):
BHP Group Ltd. ........................................................ 108,665 3,018
BlueScope Steel Ltd. .................................................... 4,752 63
Fortescue Ltd. ......................................................... 74,173 929
4,010
10,374
Austria (0.0%):(b)
Financials (0.0%):(b)
Erste Group Bank AG .................................................... 2,081 118
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 4,049 1,440
Brazil (0.6%):
Energy (0.3%):
Petroleo Brasileiro SA , Preference Shares ..................................... 240,000 1,491
Financials (0.3%):
BB Seguridade Participacoes SA ............................................ 226,300 1,342
Itau Unibanco Holding SA , Preference Shares .................................. 40,145 243
1,585
Materials (0.0%):(b)
Vale SA .............................................................. 11,597 125
3,201
Canada (3.1%):
Consumer Discretionary (0.9%):
Dollarama, Inc. ........................................................ 31,032 3,230
Lululemon Athletica, Inc. (a) ............................................... 4,401 1,311
4,541
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. ............................................. 26,417 1,378
George Weston Ltd. ..................................................... 402 63
Loblaw Cos. Ltd. ....................................................... 2,363 299
1,740
Energy (0.7%):
Canadian Natural Resources Ltd. ............................................ 39,302 1,337
Cenovus Energy, Inc. .................................................... 28,998 466
MEG Energy Corp. ..................................................... 31,488 576
Suncor Energy, Inc. ..................................................... 31,244 1,179
3,558

Victory Portfolios III
Victory Global Managed Volatility Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.5%):
Canadian Imperial Bank of Commerce ........................................ 9,245 $ 578
iA Financial Corp., Inc. ................................................... 1,781 145
Manulife Financial Corp. ................................................. 4,477 131
Sun Life Financial, Inc. .................................................. 6,758 375
The Toronto-Dominion Bank ............................................... 25,615 1,416
2,645
Industrials (0.2%):
TFI International, Inc. .................................................... 5,610 751
Information Technology (0.5%):
CGI, Inc. (a) ........................................................... 5,942 658
Constellation Software, Inc. ............................................... 669 2,018
2,676
15,911
China (2.0%):
Communication Services (0.1%):
NetEase, Inc. .......................................................... 3,400 55
Tencent Holdings Ltd. ................................................... 11,400 594
649
Consumer Discretionary (0.7%):
ANTA Sports Products Ltd. ................................................ 86,000 918
BYD Co. Ltd. ......................................................... 33,500 1,210
Haidilao International Holding Ltd. (c) ........................................ 231,000 466
Topsports International Holdings Ltd. (c) ...................................... 1,066,000 355
Vipshop Holdings Ltd. , ADR .............................................. 42,245 610
Yadea Group Holdings Ltd. (a) (c) ............................................ 136,000 235
3,794
Consumer Staples (0.2%):
Nongfu Spring Co. Ltd. , Class H (c) (d) ........................................ 208,200 776
Energy (0.4%):
China Coal Energy Co. Ltd. , Class H ......................................... 462,000 576
China Shenhua Energy Co. Ltd. , Class H ...................................... 41,000 178
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 395,000 916
PetroChina Co. Ltd. , Class H .............................................. 826,000 620
2,290
Financials (0.3%):
Bank of China Ltd. , Class H ............................................... 557,000 264
China Construction Bank Corp. , Class H ...................................... 135,000 105
Industrial & Commercial Bank of China Ltd. , Class H ............................. 349,000 209
New China Life Insurance Co. Ltd. , Class H .................................... 260,800 880
1,458
Industrials (0.2%):
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 563,000 834
Information Technology (0.1%):
Lenovo Group Ltd. ...................................................... 486,000 641
10,442
Denmark (0.7%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 7,429 1,123
Health Care (0.5%):
Novo Nordisk A/S , Class B ................................................ 23,791 2,669
3,792

Victory Portfolios III
Victory Global Managed Volatility Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Finland (1.1%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 22,600 $ 1,077
Health Care (0.4%):
Orion Oyj , Class B ...................................................... 39,411 1,916
Industrials (0.5%):
Kone Oyj , Class B ...................................................... 49,734 2,727
5,720
France (1.8%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 1,724 183
Consumer Discretionary (0.7%):
Cie Generale des Etablissements Michelin SCA ................................. 2,893 98
Hermes International SCA ................................................ 691 1,570
La Francaise des Jeux SAEM (c) ............................................ 32,254 1,379
LVMH Moet Hennessy Louis Vuitton SE ...................................... 932 620
3,667
Consumer Staples (0.4%):
L'Oreal SA ........................................................... 4,973 1,866
Energy (0.4%):
TotalEnergies SE ....................................................... 32,631 2,048
Financials (0.0%):(b)
Eurazeo SE ........................................................... 1,881 143
Health Care (0.1%):
Ipsen SA ............................................................. 3,714 453
Industrials (0.1%):
Cie de Saint-Gobain SA .................................................. 3,641 330
Rexel SA ............................................................. 3,116 86
Schneider Electric SE .................................................... 1,048 271
687
Utilities (0.0%):(b)
Engie SA ............................................................. 10,398 174
9,221
Germany (1.0%):
Communication Services (0.1%):
Deutsche Telekom AG ................................................... 5,321 161
Consumer Discretionary (0.0%):(b)
Mercedes-Benz Group AG ................................................ 2,378 144
Financials (0.3%):
Allianz SE , Registered Shares .............................................. 326 103
Commerzbank AG ...................................................... 8,404 149
Deutsche Bank AG , Registered Shares ........................................ 6,620 112
Hannover Rueck SE ..................................................... 319 84
Talanx AG ............................................................ 14,101 1,086
1,534
Industrials (0.6%):
Deutsche Post AG ...................................................... 52,425 2,106
GEA Group AG ........................................................ 13,543 667
2,773

Victory Portfolios III
Victory Global Managed Volatility Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.0%):(b)
Heidelberg Materials AG ................................................. 1,426 $ 157
Utilities (0.0%):(b)
E.ON SE ............................................................. 7,933 107
4,876
Hong Kong (0.5%):
Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd. ......................................... 1,218,000 683
Chow Tai Fook Jewellery Group Ltd. ......................................... 613,200 581
1,264
Consumer Staples (0.0%):(b)
WH Group Ltd. (c) ...................................................... 278,000 216
Industrials (0.2%):
Orient Overseas International Ltd. ........................................... 23,500 321
SITC International Holdings Co. Ltd. ......................................... 28,000 79
Techtronic Industries Co. Ltd. .............................................. 28,000 405
805
2,285
India (2.5%):
Communication Services (0.2%):
Bharti Airtel Ltd. ....................................................... 10,030 192
Tata Communications Ltd. ................................................ 35,790 754
946
Consumer Discretionary (0.2%):
Bajaj Auto Ltd. (a) ...................................................... 5,815 679
Tata Motors Ltd. ....................................................... 11,987 119
798
Consumer Staples (0.4%):
Britannia Industries Ltd. .................................................. 13,547 921
ITC Ltd. ............................................................. 178,975 1,038
1,959
Financials (0.5%):
ICICI Bank Ltd. ........................................................ 176,102 2,702
State Bank of India ...................................................... 11,866 115
2,817
Health Care (0.0%):(b)
Sun Pharmaceutical Industries Ltd. .......................................... 7,924 174
Industrials (0.2%):
Bharat Electronics Ltd. ................................................... 35,396 119
Havells India Ltd. (a) .................................................... 40,575 790
909
Information Technology (0.7%):
HCL Technologies Ltd. ................................................... 7,645 160
Infosys Ltd. ........................................................... 85,022 1,774
Tata Consultancy Services Ltd. ............................................. 35,674 1,678
3,612
Materials (0.3%):
Pidilite Industries Ltd. ................................................... 23,960 895
Tata Steel Ltd. ......................................................... 76,614 135
Vedanta Ltd. .......................................................... 123,401 679
1,709

Victory Portfolios III
Victory Global Managed Volatility Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.0%):(b)
NTPC Ltd. ............................................................ 18,971 $ 92
Power Grid Corp. of India Ltd. ............................................. 36,246 138
230
13,154
Indonesia (1.0%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk ........................................... 5,072,200 907
Energy (0.2%):
PT Adaro Energy Indonesia Tbk ............................................ 4,932,600 1,136
Financials (0.6%):
PT Bank Central Asia Tbk ................................................. 3,559,900 2,321
PT Bank Mandiri Persero Tbk .............................................. 2,229,900 947
3,268
5,311
Ireland (0.7%):
Industrials (0.1%):
Trane Technologies PLC .................................................. 909 337
Information Technology (0.6%):
Accenture PLC , Class A .................................................. 9,076 3,129
TE Connectivity PLC (a) .................................................. 1,504 222
3,351
3,688
Israel (0.3%):
Health Care (0.0%):(b)
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 5,852 108
Information Technology (0.3%):
Check Point Software Technologies Ltd. (a) .................................... 8,819 1,527
1,635
Italy (0.2%):
Consumer Discretionary (0.2%):
Ferrari NV ............................................................ 1,851 883
Financials (0.0%):(b)
Banco BPM SpA ....................................................... 17,052 115
Industrials (0.0%):(b)
Prysmian SpA ......................................................... 1,623 115
1,113
Japan (4.1%):
Communication Services (0.2%):
KDDI Corp. ........................................................... 5,900 184
Nintendo Co. Ltd. ...................................................... 17,500 925
SoftBank Corp. ........................................................ 116,000 146
1,255
Consumer Discretionary (0.4%):
Isuzu Motors Ltd. ....................................................... 8,500 110
Mazda Motor Corp. ..................................................... 13,600 96
Subaru Corp. .......................................................... 53,000 947
USS Co. Ltd. .......................................................... 95,200 797
1,950
Consumer Staples (0.0%):(b)
Japan Tobacco, Inc. ..................................................... 3,500 98

Victory Portfolios III
Victory Global Managed Volatility Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.6%):
Mizuho Financial Group, Inc. .............................................. 6,600 $ 137
SBI Holdings, Inc. ...................................................... 4,000 88
Sompo Holdings, Inc. .................................................... 42,200 905
Tokio Marine Holdings, Inc. ............................................... 52,900 1,905
3,035
Health Care (0.6%):
Chugai Pharmaceutical Co. Ltd. ............................................ 21,500 1,023
Hoya Corp. ........................................................... 14,100 1,887
Otsuka Holdings Co. Ltd. ................................................. 3,200 193
3,103
Industrials (0.7%):
Dai Nippon Printing Co. Ltd. .............................................. 5,000 87
Hitachi Ltd. ........................................................... 9,165 230
MISUMI Group, Inc. .................................................... 15,900 259
Mitsui & Co. Ltd. ....................................................... 5,400 110
Nippon Yusen KK ...................................................... 3,200 107
Recruit Holdings Co. Ltd. ................................................. 45,100 2,754
Toyota Tsusho Corp. ..................................................... 5,700 97
3,644
Information Technology (1.2%):
Canon, Inc. ........................................................... 3,000 98
Disco Corp. ........................................................... 2,000 569
NEC Corp. ........................................................... 1,700 145
Nomura Research Institute Ltd. ............................................. 45,600 1,364
Oracle Corp. .......................................................... 26,000 2,488
SCREEN Holdings Co. Ltd. ............................................... 1,300 83
SCSK Corp. ........................................................... 4,400 82
Tokyo Electron Ltd. ..................................................... 4,400 647
Trend Micro, Inc. ....................................................... 15,200 795
6,271
Materials (0.3%):
Nissan Chemical Corp. ................................................... 22,300 753
Nitto Denko Corp. ...................................................... 30,500 502
Shin-Etsu Chemical Co. Ltd. ............................................... 13,300 488
1,743
Utilities (0.1%):
Chubu Electric Power Co., Inc. ............................................. 5,200 60
The Kansai Electric Power Co., Inc. .......................................... 10,900 175
235
21,334
Mexico (0.6%):
Communication Services (0.2%):
America Movil SAB de CV , Class B ......................................... 1,109,044 876
Consumer Staples (0.2%):
Fomento Economico Mexicano SAB de CV .................................... 9,996 97
Wal-Mart de Mexico SAB de CV ........................................... 304,993 839
936
Financials (0.2%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 138,952 968
Materials (0.0%):(b)
Grupo Mexico SAB de CV , Class B .......................................... 12,697 66
2,846

Victory Portfolios III
Victory Global Managed Volatility Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Netherlands (1.9%):
Communication Services (0.2%):
Koninklijke KPN NV .................................................... 239,868 $ 938
Consumer Discretionary (0.2%):
Stellantis NV .......................................................... 62,146 851
Consumer Staples (0.4%):
Koninklijke Ahold Delhaize NV ............................................ 60,449 1,994
Financials (0.0%):(b)
ING Groep NV ........................................................ 6,863 117
Industrials (0.7%):
Wolters Kluwer NV ..................................................... 21,462 3,607
Information Technology (0.4%):
ASML Holding NV ..................................................... 2,861 1,926
NXP Semiconductors NV ................................................. 1,162 272
2,198
9,705
Norway (0.2%):
Communication Services (0.1%):
Telenor ASA .......................................................... 8,393 103
Industrials (0.1%):
Kongsberg Gruppen ASA ................................................. 5,757 602
Materials (0.0%):(b)
Norsk Hydro ASA ...................................................... 16,110 100
805
Philippines (0.1%):
Industrials (0.1%):
International Container Terminal Services, Inc. .................................. 105,060 714
Portugal (0.0%):(b)
Energy (0.0%):(b)
Galp Energia SGPS SA ................................................... 5,578 95
Russian Federation (0.0%):
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (a) (e) (f) .......................................... 18,705 —
Energy (0.0%):
LUKOIL PJSC (a) (e) (f) ................................................... 34,009 —
Tatneft PJSC (a) (e) (f) .................................................... 90,761 —
—
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 409,312 —
Materials (0.0%):
MMC Norilsk Nickel PJSC (a) (e) (f) .......................................... 524,900 —
—
Singapore (0.7%):
Financials (0.7%):
DBS Group Holdings Ltd. ................................................. 4,200 122
Oversea-Chinese Banking Corp. Ltd. ......................................... 145,300 1,667
Singapore Exchange Ltd. ................................................. 236,100 2,024
3,813

Victory Portfolios III
Victory Global Managed Volatility Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
South Africa (0.4%):
Consumer Staples (0.1%):
Clicks Group Ltd. ...................................................... 25,227 $ 540
Financials (0.3%):
Capitec Bank Holdings Ltd. ............................................... 7,539 1,362
FirstRand Ltd. ......................................................... 26,283 116
Standard Bank Group Ltd. ................................................ 13,576 187
1,665
2,205
South Korea (0.2%):
Consumer Discretionary (0.2%):
Kia Corp. ............................................................ 11,773 779
Financials (0.0%):(b)
KB Financial Group, Inc. ................................................. 2,140 139
Information Technology (0.0%):(b)
Samsung Electronics Co. Ltd. .............................................. 5,314 226
1,144
Spain (1.3%):
Consumer Discretionary (0.7%):
Industria de Diseno Textil SA .............................................. 65,672 3,744
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 242,032 2,409
Banco Santander SA ..................................................... 26,313 128
2,537
Industrials (0.0%):(b)
Aena SME SA (c) ....................................................... 459 102
Utilities (0.1%):
Endesa SA ............................................................ 5,682 123
Iberdrola SA .......................................................... 7,571 112
235
6,618
Sweden (0.1%):
Financials (0.0%):(b)
Swedbank AB , Class A ................................................... 3,261 66
Industrials (0.1%):
Atlas Copco AB , Class A ................................................. 12,168 201
Volvo AB , Class B ...................................................... 9,051 236
437
503
Switzerland (3.4%):
Consumer Staples (0.5%):
Coca-Cola HBC AG ..................................................... 2,112 74
Nestle SA , Registered Shares .............................................. 27,332 2,583
2,657
Financials (0.1%):
Partners Group Holding AG ............................................... 68 94
UBS Group AG ........................................................ 4,131 126
Zurich Insurance Group AG ............................................... 113 67

Health Care (1.7%):
Novartis AG , Registered Shares ............................................. 41,203 4,471

Victory Portfolios III
Victory Global Managed Volatility Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Roche Holding AG ...................................................... 14,310 $ 4,468
8,939
Industrials (0.9%):
ABB Ltd. , Registered Shares ............................................... 23,960 1,332
Geberit AG , Registered Shares ............................................. 4,271 2,676
SGS SA , Registered Shares (a) .............................................. 8,473 897
4,905
Information Technology (0.1%):
Logitech International SA , Class R .......................................... 6,446 528
Materials (0.1%):
Givaudan SA , Registered Shares ............................................ 20 95
Glencore PLC ......................................................... 25,836 135
Holcim AG ........................................................... 1,169 115
345
17,661
Taiwan (2.1%):
Consumer Discretionary (0.2%):
Eclat Textile Co. Ltd. .................................................... 20,000 335
Nien Made Enterprise Co. Ltd. ............................................. 51,000 760
1,095
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 303,730 851
Industrials (0.1%):
Voltronic Power Technology Corp. .......................................... 12,000 789
Information Technology (1.6%):
Advantech Co. Ltd. ..................................................... 96,295 944
MediaTek, Inc. ......................................................... 17,000 662
Micro-Star International Co. Ltd. ............................................ 78,000 426
Quanta Computer, Inc. ................................................... 9,000 82
Realtek Semiconductor Corp. .............................................. 89,000 1,306
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 22,000 690
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 21,917 4,176
8,286
11,021
United Kingdom (3.5%):
Consumer Discretionary (0.7%):
Burberry Group PLC .................................................... 24,272 247
InterContinental Hotels Group PLC .......................................... 12,827 1,414
Next PLC ............................................................ 16,053 2,031
3,692
Consumer Staples (0.9%):
Imperial Brands PLC .................................................... 75,414 2,275
Tesco PLC ............................................................ 18,903 84
Unilever PLC ......................................................... 37,156 2,266
4,625
Energy (0.2%):
BP PLC .............................................................. 177,294 867
Shell PLC (a) .......................................................... 11,231 375
1,242
Financials (0.0%):(b)
HSBC Holdings PLC .................................................... 18,006 165

Victory Portfolios III
Victory Global Managed Volatility Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.5%):
GSK PLC ............................................................ 129,129 $ 2,331
Industrials (0.9%):
Intertek Group PLC ..................................................... 11,935 716
RELX PLC ........................................................... 79,810 3,660
Rolls-Royce Holdings PLC (a) .............................................. 33,315 230
4,606
Materials (0.3%):
Rio Tinto PLC ......................................................... 23,013 1,487
Utilities (0.0%):(b)
Centrica PLC .......................................................... 71,008 107
18,255
United States (62.9%):
Communication Services (5.1%):
Alphabet, Inc. , Class C ................................................... 80,835 13,942
AT&T, Inc. ........................................................... 18,506 417
Meta Platforms, Inc. , Class A .............................................. 19,968 11,334
T-Mobile US, Inc. ...................................................... 436 97
Verizon Communications, Inc. .............................................. 9,572 403
26,193
Consumer Discretionary (5.2%):
AutoZone, Inc. (a) ....................................................... 527 1,586
Booking Holdings, Inc. ................................................... 1,215 5,682
Chipotle Mexican Grill, Inc. (a) ............................................. 23,359 1,303
D.R. Horton, Inc. ....................................................... 1,633 276
Deckers Outdoor Corp. (a) ................................................. 11,475 1,846
Dick's Sporting Goods, Inc. ................................................ 1,298 254
Domino's Pizza, Inc. ..................................................... 3,128 1,294
eBay, Inc. ............................................................ 1,334 77
General Motors Co. ..................................................... 7,028 357
Lennar Corp. , Class A .................................................... 1,673 285
Lowe's Cos., Inc. ....................................................... 13,167 3,447
NIKE, Inc. , Class B ..................................................... 8,564 660
NVR, Inc. (a) .......................................................... 47 430
O'Reilly Automotive, Inc. (a) ............................................... 4,057 4,678
PulteGroup, Inc. ........................................................ 2,377 308
The Home Depot, Inc. ................................................... 4,647 1,830
The TJX Cos., Inc. ...................................................... 8,671 980
Ulta Beauty, Inc. (a) ..................................................... 4,092 1,510
26,803
Consumer Staples (7.0%):
Altria Group, Inc. ....................................................... 115,212 6,274
Colgate-Palmolive Co. ................................................... 64,825 6,075
Costco Wholesale Corp. .................................................. 3,761 3,288
Kimberly-Clark Corp. .................................................... 12,997 1,744
PepsiCo, Inc. .......................................................... 4,479 744
Philip Morris International, Inc. ............................................. 64,360 8,540
Target Corp. .......................................................... 14,487 2,174
The Kroger Co. ........................................................ 4,774 266
The Procter & Gamble Co. ................................................ 38,532 6,365
Walmart, Inc. .......................................................... 6,438 528
35,998
Energy (2.2%):
APA Corp. ............................................................ 28,136 664
ConocoPhillips Co. ..................................................... 15,636 1,713
Devon Energy Corp. ..................................................... 56,787 2,196
Diamondback Energy, Inc. ................................................ 1,366 241

Victory Portfolios III
Victory Global Managed Volatility Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
EOG Resources, Inc. .................................................... 36,903 $ 4,501
Exxon Mobil Corp. ..................................................... 4,595 537
Marathon Petroleum Corp. ................................................ 8,097 1,178
Valero Energy Corp. ..................................................... 4,561 592
11,622
Financials (5.3%):
Ally Financial, Inc. ...................................................... 6,157 216
American Express Co. ................................................... 12,241 3,306
American International Group, Inc. .......................................... 1,602 122
Ameriprise Financial, Inc. ................................................. 10,028 5,117
Fidelity National Financial, Inc. ............................................ 4,727 284
Fifth Third Bancorp ..................................................... 6,529 285
Jack Henry & Associates, Inc. .............................................. 6,485 1,180
JPMorgan Chase & Co. .................................................. 3,831 850
Loews Corp. .......................................................... 2,272 179
LPL Financial Holdings, Inc. ............................................... 1,232 348
Mastercard, Inc. , Class A ................................................. 16,676 8,331
SEI Investments Co. ..................................................... 9,972 746
Synchrony Financial ..................................................... 6,579 363
T. Rowe Price Group, Inc. ................................................. 2,150 236
The Allstate Corp. ...................................................... 1,571 293
The Goldman Sachs Group, Inc. ............................................ 643 333
The Hartford Financial Services Group, Inc. .................................... 2,648 292
Visa, Inc. , Class A ...................................................... 9,756 2,828
W.R. Berkley Corp. ..................................................... 32,427 1,854
Wells Fargo & Co. ...................................................... 6,935 450
27,613
Health Care (7.4%):
AbbVie, Inc. .......................................................... 32,120 6,548
Cardinal Health, Inc. .................................................... 9,479 1,029
Cencora, Inc. .......................................................... 463 106
Centene Corp. (a) ....................................................... 3,577 223
DaVita, Inc. (a) ......................................................... 425 59
Elevance Health, Inc. .................................................... 631 256
Eli Lilly & Co. ......................................................... 3,283 2,724
Gilead Sciences, Inc. .................................................... 41,634 3,698
HCA Healthcare, Inc. .................................................... 812 291
Hologic, Inc. (a) ........................................................ 15,922 1,288
IDEXX Laboratories, Inc. (a) ............................................... 3,305 1,345
Johnson & Johnson ..................................................... 32,809 5,245
McKesson Corp. ....................................................... 9,072 4,541
Merck & Co., Inc. ...................................................... 41,529 4,249
Mettler-Toledo International, Inc. (a) ......................................... 1,878 2,426
Molina Healthcare, Inc. (a) ................................................ 3,938 1,265
Regeneron Pharmaceuticals, Inc. (a) .......................................... 290 243
The Cigna Group ....................................................... 953 300
UnitedHealth Group, Inc. ................................................. 4,091 2,309
38,145
Industrials (8.4%):
3M Co. .............................................................. 17,295 2,222
A.O. Smith Corp. ....................................................... 3,106 233
Automatic Data Processing, Inc. ............................................ 12,972 3,752
Builders FirstSource, Inc. (a) ............................................... 8,186 1,403
Carlisle Cos., Inc. ....................................................... 682 288
Caterpillar, Inc. ........................................................ 1,056 397
Cintas Corp. .......................................................... 24,397 5,021
Cummins, Inc. ......................................................... 867 285
Dover Corp. ........................................................... 928 176
Expeditors International of Washington, Inc. .................................... 753 90
Ferguson Enterprises, Inc. ................................................. 4,757 936
Illinois Tool Works, Inc. .................................................. 18,472 4,824

Victory Portfolios III
Victory Global Managed Volatility Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Leidos Holdings, Inc. .................................................... 1,698 $ 311
Lennox International, Inc. ................................................. 468 282
Lockheed Martin Corp. ................................................... 12,746 6,960
Masco Corp. .......................................................... 3,285 262
Old Dominion Freight Line, Inc. ............................................ 17,619 3,547
Otis Worldwide Corp. .................................................... 36,304 3,565
Owens Corning ........................................................ 1,674 296
PACCAR, Inc. ......................................................... 2,820 294
Robert Half, Inc. ....................................................... 9,286 632
Rollins, Inc. ........................................................... 25,748 1,214
Textron, Inc. .......................................................... 1,514 122
United Parcel Service, Inc. , Class B .......................................... 4,719 633
United Rentals, Inc. ..................................................... 88 71
Verisk Analytics, Inc. .................................................... 6,433 1,767
W.W. Grainger, Inc. ..................................................... 3,283 3,642
43,225
Information Technology (20.0%):
Adobe, Inc. (a) ......................................................... 8,914 4,262
Apple, Inc. ........................................................... 106,635 24,090
Applied Materials, Inc. ................................................... 16,324 2,964
Autodesk, Inc. (a) ....................................................... 8,550 2,426
Broadcom, Inc. ........................................................ 22,136 3,758
Cadence Design Systems, Inc. (a) ............................................ 16,195 4,472
Cisco Systems, Inc. ..................................................... 52,859 2,895
Dell Technologies, Inc. , Class C ............................................ 2,963 366
Dropbox, Inc. , Class A (a) ................................................. 2,791 72
Fair Isaac Corp. (a) ...................................................... 2,231 4,447
Fortinet, Inc. (a) ........................................................ 33,683 2,649
Gartner, Inc. (a) ........................................................ 4,392 2,207
GoDaddy, Inc. , Class A (a) ................................................. 7,666 1,279
HP, Inc. .............................................................. 30,311 1,077
International Business Machines Corp. ........................................ 359 74
Jabil, Inc. ............................................................ 2,589 319
KLA Corp. ........................................................... 3,622 2,413
Lam Research Corp. (a) ................................................... 31,150 2,316
Manhattan Associates, Inc. (a) .............................................. 5,538 1,458
Microsoft Corp. ........................................................ 39,608 16,095
Motorola Solutions, Inc. .................................................. 606 272
NetApp, Inc. .......................................................... 10,994 1,268
NVIDIA Corp. ......................................................... 134,865 17,905
QUALCOMM, Inc. ..................................................... 17,743 2,888
VeriSign, Inc. (a) ........................................................ 8,114 1,435
103,407
Materials (1.4%):
CF Industries Holdings, Inc. ............................................... 16,787 1,380
LyondellBasell Industries NV , Class A ........................................ 2,151 187
Nucor Corp. ........................................................... 6,861 973
Packaging Corp. of America ............................................... 1,416 324
Reliance, Inc. .......................................................... 902 258
Steel Dynamics, Inc. ..................................................... 2,341 306
The Sherwin-Williams Co. ................................................ 11,257 4,039
7,467
Real Estate (0.7%):
American Tower Corp. ................................................... 2,667 569
Camden Property Trust ................................................... 5,151 596
Equinix, Inc. .......................................................... 314 285
Healthpeak Properties, Inc. ................................................ 45,413 1,020
Prologis, Inc. .......................................................... 4,150 469
Realty Income Corp. .................................................... 14,969 889
3,828

Victory Portfolios III
Victory Global Managed Volatility Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
LUKOIL PJSC ..............................................
4/22/2020
$ 2,312
MMC Norilsk Nickel PJSC .....................................
9/30/2019
1,604
Sberbank of Russia PJSC ......................................
4/22/2020
1,393
Tatneft PJSC ...............................................
12/21/2020
608
X5 Retail Group NV , GDR .....................................
11/11/2021
637
Security Description Shares
Value
(000)
Utilities (0.2%):
CenterPoint Energy, Inc. .................................................. 10,398 $ 307
Duke Energy Corp. ...................................................... 2,457 283
FirstEnergy Corp. ....................................................... 4,632 194
NiSource, Inc. ......................................................... 8,715 306
1,090
325,391
Uruguay (0.5%):
Consumer Discretionary (0.5%):
MercadoLibre, Inc. (a) .................................................... 1,178 2,400
Total Common Stocks (Cost $392,522) 516,791
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (e) ........................................... 1,403 —
Total Warrants (Cost $–) —
Total Investments (Cost $392,522) — 99.8% 516,791
Other assets in excess of liabilities — 0.2% 1,007
NET ASSETS - 100.00% $ 517,798
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2024, the fair value of these securities was
$3,529 (thousands) and amounted to 0.7% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of October 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at October 31, 2024 (amounts in thousands):
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
October 31, 2024
15
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Global
Managed Volatility
Fund
Assets:
Investments, at value (Cost $392,522) $ 516,791 (a)
Foreign currency, at value (Cost $146) 141
Cash 299
Deposit with broker for futures contracts 5
Receivables:
Dividends, interest, and securities lending income 470
From Adviser 70
Reclaims 812
Prepaid expenses 15
Total Assets 518,603
Liabilities:
Payables:
Accrued foreign capital gains taxes 430
Accrued expenses and other payables:
Investment advisory fees 270
Administration fees 23
Custodian fees 5
Transfer agent fees 27
Compliance fees — (b)
Other accrued expenses 50
Total Liabilities 805
Commitments and contingencies (Note 5 )
Net Assets:
Capital 380,402
Total accumulated earnings (loss) 137,396
Net Assets $ 517,798
Net Assets:
Fund Shares $ 10,344
Institutional Shares 507,454
Total $ 517,798
Shares (unlimited number of shares authorized with no par value):
Fund Shares 925
Institutional Shares 44,398
Total 45,323
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 11 .18
Institutional Shares 11 .43
(a) Includes $659 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
16
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Global
Managed Volatility
Fund
Investment Income:
Dividends $ 5,875
Interest 34
Securities lending (net of fees) 8
Foreign tax withholding (428)
Total Income 5,489
Expenses:
Investment advisory fees 1,557
Administration fees — Fund Shares 8
Administration fees — Institutional Shares 127
Sub-Administration fees 28
Custodian fees 50
Transfer agent fees — Fund Shares 5
Transfer agent fees — Institutional Shares 138
Trustees' fees 27
Compliance fees 2
Legal and audit fees 47
State registration and filing fees 18
Other expenses 28
Total Expenses 2,035
Expenses waived/reimbursed by Adviser (208)
Net Expenses 1,827
Net Investment Income (Loss) 3,662
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 21,508
Foreign taxes on realized gains (64)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 28,168
Net change in accrued foreign taxes on unrealized gains (232)
Net realized/unrealized gains (losses) on investments 49,380
Change in net assets resulting from operations $ 53,042

17
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Global Managed Volatility
Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,662 $ 8,028
Net realized gains (losses) 21,444 (5,167)
Net change in unrealized appreciation/depreciation 27,936 59,662
Change in net assets resulting from operations 53,042 62,523
Distributions to Shareholders:
Fund Shares — (158)
Institutional Shares — (8,723)
Change in net assets resulting from distributions to shareholders — (8,881)
Change in net assets resulting from capital transactions (33,801) (56,344)
Change in net assets 19,241 (2,702)
Net Assets:
Beginning of period 498,557 501,259
End of period $ 517,798 $ 498,557

18
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Global Managed Volatility
Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 240 $ 708
Distributions reinvested — 157
Cost of shares redeemed (638) (1,756)
Total Fund Shares $ (398) $ (891)
Institutional Shares
Distributions reinvested — 8,723
Cost of shares redeemed (33,403) (64,176)
Total Institutional Shares $ (33,403) $ (55,453)
Change in net assets resulting from capital transactions $ (33,801) $ (56,344)
Share Transactions:
Fund Shares
Issued 22 75
Reinvested — 16
Redeemed (59) (184)
Total Fund Shares (37) (93)
Institutional Shares
Reinvested — 875
Redeemed (3,044) (6,543)
Total Institutional Shares (3,044) (5,668)
Change in Shares (3,081) (5,761)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
19
See notes to financial statements.
Victory Global Managed Volatility Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $10.09 $9.07 $8.38 $10.78 $11.20 $10.97 $9.39
Investment Activities:
Net investment income (loss)(b) 0.07 0.13 0.05 0.17 0.15 0.12 0.19
Net realized and unrealized gains
(losses) 1.02 1.05 0.64 (1.85) 2.15 0.56 1.85
Total from Investment
Activities 1.09 1.18 0.69 (1.68) 2.30 0.68 2.04
Distributions to Shareholders from:
Net investment income — (0.16) — (0.20) (0.11) (0.15) (0.22)
Net realized gains — — — (0.52) (2.61) (0.30) (0.24)
Total Distributions — (0.16) — (0.72) (2.72) (0.45) (0.46)
Net Asset Value, End of Period $11.18 $10.09 $9.07 $8.38 $10.78 $11.20 $10.97
Total Return(c)(d) 10.80% 13.07% 8.23% (15.78)% 21.00% 6.25% 21.69%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.90% 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 1.21% 1.40% 1.78% 1.77% 1.26% 1.14% 1.81%
Gross Expenses(e)(g) 1.16% 1.24% 1.39% 1.13% 1.05% 1.15% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $10,344 $9,709 $9,574 $9,065 $12,183 $10,414 $11,921
Portfolio Turnover(c)(h) 17% 24% 7% 26% 40% 86% 53%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Global Managed Volatility Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $10.30 $9.26 $8.54 $10.98 $11.35 $11.11 $9.49
Investment Activities:
Net investment income (loss)(b) 0.08 0.16 0.06 0.19 0.18 0.14 0.21
Net realized and unrealized gains
(losses) 1.05 1.06 0.66 (1.90) 2.19 0.57 1.88
Total from Investment
Activities 1.13 1.22 0.72 (1.71) 2.37 0.71 2.09
Distributions to Shareholders from:
Net investment income — (0.18) — (0.21) (0.13) (0.17) (0.23)
Net realized gains — — — (0.52) (2.61) (0.30) (0.24)
Total Distributions — (0.18) — (0.73) (2.74) (0.47) (0.47)
Net Asset Value, End of Period $11.43 $10.30 $9.26 $8.54 $10.98 $11.35 $11.11
Total Return(c)(d) 10.97% 13.22% 8.43% (15.70)% 21.34% 6.44% 21.97%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(e) 1.41% 1.60% 1.98% 1.96% 1.45% 1.34% 1.97%
Gross Expenses(e)(g) 0.78% 0.77% 0.80% 0.78% 0.77% 0.74% 0.75%
Supplemental Data:
Net Assets at end of period (000's) $507,454 $488,848 $491,685 $471,568 $594,164 $725,204 $1,005,270
Portfolio Turnover(c)(h) 17% 24% 7% 26% 40% 86% 53%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
21
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Global Managed Volatility Fund Global Managed Volatility Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
22
(Unaudited)
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of October
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation
Level 1 Level 2 Level 3 Total
Global Managed Volatility Fund
Common Stocks ............................................... $ 362,126 $ 154,665 $ —(a) $ 516,791
Warrants .................................................... — — —(a) —(a)
Total ....................................................... $ 362,126 $ 154,665 $ —(a) $ 516,791
(a) Zero market value security.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
23
(Unaudited)
or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
The Fund did not hold futures contracts as of October 31, 2024.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of October 31, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Global Managed Volatility Fund ...................................... $ 659 $ 702 $ —
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of October
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation
Level 1 Level 2 Level 3 Total
Global Managed Volatility Fund
Common Stocks ............................................... $ 362,126 $ 154,665 $ —(a) $ 516,791
Warrants .................................................... — — —(a) —(a)
Total ....................................................... $ 362,126 $ 154,665 $ —(a) $ 516,791
(a) Zero market value security.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
24
(Unaudited)
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board
Excluding U.S. Government
Securities
Purchases Sales
Global Managed Volatility Fund ............................................................... $ 84,576 $ 113,235
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.8
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.1

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
25
(Unaudited)
and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
In effect until August 31, 2025
Fund Shares Institutional Shares
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 0.70%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
26
(Unaudited)
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2024.
** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the six month period end.
Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027
Expires
2028 Total
Global Managed Volatility Fund ................. $ 59 $ 405 $ 175 $ 391 $ 208 $ 1,238

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
27
(Unaudited)
on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Global Managed Volatility Fund ........................................... $ (4,507) $ (8,674) $ (13,181)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
88395-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Growth & Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
11
Statement of Operations
12
Statements of Changes in Net Assets
13
Financial Highlights
15
Notes to Financial Statements 17

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Growth & Income Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (7.0%):
Alphabet, Inc. , Class A ................................................... 37,666 $ 6,445
Alphabet, Inc. , Class C ................................................... 243,275 42,011
AT&T, Inc. ........................................................... 84,751 1,910
Charter Communications, Inc. , Class A (a) ..................................... 1,152 377
Comcast Corp. , Class A .................................................. 346,976 15,152
Electronic Arts, Inc. ..................................................... 2,848 430
Fox Corp. , Class A ...................................................... 2,712 114
Liberty Media Corp.-Liberty Formula One , Series C (a) ............................ 2,401 192
Live Nation Entertainment, Inc. (a) ........................................... 1,814 213
Meta Platforms, Inc. , Class A .............................................. 72,975 41,419
Netflix, Inc. (a) ......................................................... 20,128 15,217
Omnicom Group, Inc. .................................................... 51,755 5,227
Pinterest, Inc. , Class A (a) ................................................. 6,980 222
ROBLOX Corp. , Class A (a) ............................................... 5,900 305
Snap, Inc. , Class A (a) .................................................... 12,233 149
Take-Two Interactive Software, Inc. (a) ........................................ 1,865 302
The Interpublic Group of Cos., Inc. .......................................... 4,449 131
The Trade Desk, Inc. , Class A (a) ............................................ 48,560 5,837
The Walt Disney Co. .................................................... 21,558 2,074
T-Mobile US, Inc. ...................................................... 4,861 1,085
Verizon Communications, Inc. .............................................. 49,787 2,098
Warner Bros Discovery, Inc. (a) ............................................. 26,238 213
141,123
Consumer Discretionary (8.1%):
Airbnb, Inc. , Class A (a) .................................................. 4,484 604
Amazon.com, Inc. (a) .................................................... 234,338 43,681
Aptiv PLC (a) .......................................................... 3,130 178
AutoZone, Inc. (a) ....................................................... 187 563
Best Buy Co., Inc. ...................................................... 44,680 4,040
Booking Holdings, Inc. ................................................... 391 1,828
Burlington Stores, Inc. (a) ................................................. 23,505 5,824
Carnival Corp. (a) ....................................................... 10,350 228
Chipotle Mexican Grill, Inc. (a) ............................................. 14,450 806
D.R. Horton, Inc. ....................................................... 3,100 524
Darden Restaurants, Inc. .................................................. 1,162 186
Deckers Outdoor Corp. (a) ................................................. 1,650 265
Dick's Sporting Goods, Inc. ................................................ 17,474 3,421
Dillard's, Inc. , Class A ................................................... 2,198 817
Domino's Pizza, Inc. ..................................................... 8,462 3,501
DoorDash, Inc. , Class A (a) ................................................ 3,116 488
DraftKings, Inc. (a) ...................................................... 4,945 175
eBay, Inc. ............................................................ 5,532 318
Expedia Group, Inc. (a) ................................................... 1,431 224
Ford Motor Co. ........................................................ 42,221 434
Garmin Ltd. ........................................................... 1,787 354
General Motors Co. ..................................................... 12,491 634
Genuine Parts Co. ...................................................... 1,474 169
H&R Block, Inc. ....................................................... 56,153 3,354
Hilton Worldwide Holdings, Inc. ............................................ 3,052 717
Las Vegas Sands Corp. ................................................... 4,396 228
Lennar Corp. , Class A .................................................... 33,692 5,738
Lowe's Cos., Inc. ....................................................... 59,006 15,450
Lululemon Athletica, Inc. (a) ............................................... 1,190 354
Marriott International, Inc. , Class A .......................................... 2,627 683
McDonald's Corp. ...................................................... 8,284 2,420
MGM Resorts International (a) .............................................. 2,851 105
NIKE, Inc. , Class B ..................................................... 12,612 973
NVR, Inc. (a) .......................................................... 33 302
O'Reilly Automotive, Inc. (a) ............................................... 660 761
Pool Corp. ............................................................ 410 148

Victory Portfolios III
Victory Growth & Income Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
PulteGroup, Inc. ........................................................ 36,550 $ 4,734
Ross Stores, Inc. ....................................................... 3,463 484
Royal Caribbean Cruises Ltd. .............................................. 2,538 524
Starbucks Corp. ........................................................ 12,837 1,254
Tapestry, Inc. .......................................................... 65,755 3,120
Tesla, Inc. (a) .......................................................... 82,074 20,506
The Home Depot, Inc. ................................................... 43,737 17,221
The TJX Cos., Inc. ...................................................... 71,948 8,132
Toll Brothers, Inc. ...................................................... 36,785 5,387
Tractor Supply Co. ...................................................... 1,185 315
Ulta Beauty, Inc. (a) ..................................................... 533 197
Williams-Sonoma, Inc. ................................................... 1,326 178
Yum! Brands, Inc. ...................................................... 3,005 394
162,941
Consumer Staples (9.3%):
Altria Group, Inc. ....................................................... 384,601 20,945
Archer-Daniels-Midland Co. ............................................... 122,885 6,785
Brown-Forman Corp. , Class B ............................................. 4,343 191
Campbell Soup Co. ..................................................... 124,742 5,819
Celsius Holdings, Inc. (a) .................................................. 1,944 58
Church & Dwight Co., Inc. ................................................ 4,612 461
Colgate-Palmolive Co. ................................................... 216,194 20,260
Constellation Brands, Inc. , Class A .......................................... 2,943 684
Costco Wholesale Corp. .................................................. 12,278 10,733
Dollar General Corp. .................................................... 4,383 351
Dollar Tree, Inc. (a) ...................................................... 3,078 199
General Mills, Inc. ...................................................... 9,567 651
Hormel Foods Corp. ..................................................... 4,165 127
Kellanova ............................................................ 5,197 419
Kenvue, Inc. .......................................................... 33,747 774
Keurig Dr. Pepper, Inc. ................................................... 17,497 577
Kimberly-Clark Corp. .................................................... 87,144 11,693
Lamb Weston Holdings, Inc. ............................................... 3,632 282
McCormick & Co., Inc. .................................................. 3,617 283
Molson Coors Beverage Co. , Class B ......................................... 35,327 1,924
Mondelez International, Inc. , Class A ......................................... 20,722 1,419
Monster Beverage Corp. (a) ................................................ 13,210 696
PepsiCo, Inc. .......................................................... 52,314 8,688
Philip Morris International, Inc. ............................................. 180,824 23,995
Sysco Corp. ........................................................... 59,457 4,456
Target Corp. .......................................................... 138,461 20,775
The Clorox Co. ........................................................ 25,152 3,988
The Coca-Cola Co. ...................................................... 73,266 4,785
The Estee Lauder Cos., Inc. ............................................... 4,512 311
The Hershey Co. ....................................................... 2,563 455
The Kraft Heinz Co. ..................................................... 20,905 700
The Kroger Co. ........................................................ 128,459 7,164
The Procter & Gamble Co. ................................................ 121,567 20,080
Tyson Foods, Inc. , Class A ................................................ 4,021 236
Walgreens Boots Alliance, Inc. ............................................. 9,352 88
Walmart, Inc. .......................................................... 76,469 6,267
187,319
Energy (3.7%):
Chevron Corp. ......................................................... 53,445 7,954
ConocoPhillips Co. ..................................................... 57,311 6,278
Coterra Energy, Inc. ..................................................... 103,994 2,488
Devon Energy Corp. ..................................................... 267,771 10,357
Diamondback Energy, Inc. ................................................ 50,639 8,951
EOG Resources, Inc. .................................................... 89,182 10,877
Marathon Petroleum Corp. ................................................ 40,692 5,919
Ovintiv, Inc. .......................................................... 49,878 1,955

Victory Portfolios III
Victory Growth & Income Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Phillips 66 ............................................................ 52,508 $ 6,396
Valero Energy Corp. ..................................................... 101,639 13,189
74,364
Financials (16.3%):
Aflac, Inc. ............................................................ 6,185 648
Ally Financial, Inc. ...................................................... 49,399 1,731
American Express Co. ................................................... 46,544 12,571
American Financial Group, Inc. ............................................. 18,931 2,441
American International Group, Inc. .......................................... 116,360 8,829
Ameriprise Financial, Inc. ................................................. 25,139 12,828
Annaly Capital Management, Inc. ........................................... 95,661 1,819
Aon PLC , Class A ...................................................... 2,598 953
Apollo Global Management, Inc. ............................................ 4,888 700
Arch Capital Group Ltd. (a) ................................................ 4,384 432
Ares Management Corp. , Class A ........................................... 4,912 824
Arthur J. Gallagher & Co. ................................................. 2,611 734
Bank of America Corp. ................................................... 93,912 3,927
Bank OZK ............................................................ 25,857 1,131
Berkshire Hathaway, Inc. , Class B (a) ......................................... 22,026 9,932
Blackrock, Inc. ........................................................ 4,312 4,230
Blackstone, Inc. ........................................................ 20,748 3,481
Block, Inc. (a) .......................................................... 6,610 478
Brown & Brown, Inc. .................................................... 2,845 298
Capital One Financial Corp. ............................................... 4,555 742
Cboe Global Markets, Inc. ................................................ 2,997 640
Chubb Ltd. ........................................................... 4,881 1,379
Cincinnati Financial Corp. ................................................ 1,858 262
Citigroup, Inc. ......................................................... 22,990 1,475
Citizens Financial Group, Inc. .............................................. 5,459 230
CME Group, Inc. ....................................................... 10,475 2,361
Coinbase Global, Inc. , Class A (a) ........................................... 5,521 990
Corebridge Financial, Inc. ................................................. 1,940 62
Discover Financial Services ............................................... 3,014 447
Evercore, Inc. ......................................................... 14,317 3,782
Everest Group Ltd. ...................................................... 33,278 11,834
FactSet Research Systems, Inc. ............................................. 970 440
Fidelity National Financial, Inc. ............................................ 108,073 6,503
Fidelity National Information Services, Inc. .................................... 6,719 603
Fifth Third Bancorp ..................................................... 8,216 359
First Citizens Bancshares, Inc. , Class A ....................................... 93 180
First Horizon Corp. ..................................................... 131,982 2,287
Fiserv, Inc. (a) .......................................................... 7,019 1,389
Franklin Resources, Inc. .................................................. 6,758 140
Global Payments, Inc. .................................................... 3,059 317
Globe Life, Inc. ........................................................ 15,603 1,648
Huntington Bancshares, Inc. ............................................... 17,296 270
Intercontinental Exchange, Inc. ............................................. 16,688 2,601
Jack Henry & Associates, Inc. .............................................. 875 159
JPMorgan Chase & Co. .................................................. 211,754 46,992
KKR & Co., Inc. ....................................................... 19,695 2,723
Loews Corp. .......................................................... 2,213 175
LPL Financial Holdings, Inc. ............................................... 1,868 527
M&T Bank Corp. ....................................................... 2,006 391
Markel Group, Inc. (a) .................................................... 154 238
Marsh & McLennan Cos., Inc. ............................................. 5,961 1,301
Mastercard, Inc. , Class A ................................................. 10,000 4,996
MetLife, Inc. .......................................................... 7,185 563
Moody's Corp. ......................................................... 5,346 2,427
Morgan Stanley ........................................................ 36,471 4,240
MSCI, Inc. ........................................................... 2,249 1,285
Nasdaq, Inc. .......................................................... 10,030 741
Northern Trust Corp. .................................................... 28,908 2,906

Victory Portfolios III
Victory Growth & Income Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
PayPal Holdings, Inc. (a) .................................................. 12,603 $ 999
Popular, Inc. .......................................................... 50,944 4,546
Principal Financial Group, Inc. ............................................. 1,944 160
Prudential Financial, Inc. ................................................. 4,332 531
Raymond James Financial, Inc. ............................................. 5,480 812
Regions Financial Corp. .................................................. 11,037 263
S&P Global, Inc. ....................................................... 9,165 4,403
State Street Corp. ....................................................... 8,790 816
Synchrony Financial ..................................................... 232,662 12,829
T. Rowe Price Group, Inc. ................................................. 33,197 3,647
The Allstate Corp. ...................................................... 43,380 8,091
The Bank of New York Mellon Corp. ......................................... 180,388 13,594
The Charles Schwab Corp. ................................................ 49,089 3,477
The Goldman Sachs Group, Inc. ............................................ 42,102 21,800
The Hartford Financial Services Group, Inc. .................................... 53,403 5,898
The PNC Financial Services Group, Inc. ...................................... 65,864 12,400
The Progressive Corp. ................................................... 41,602 10,102
The Travelers Cos., Inc. .................................................. 2,756 678
Tradeweb Markets, Inc. , Class A ............................................ 35,615 4,523
Truist Financial Corp. .................................................... 16,126 694
U.S. Bancorp .......................................................... 18,825 909
Visa, Inc. , Class A ...................................................... 72,638 21,054
W.R. Berkley Corp. ..................................................... 69,241 3,959
Wells Fargo & Co. ...................................................... 181,412 11,777
Willis Towers Watson PLC ................................................ 1,231 372
Zions Bancorp NA ...................................................... 31,463 1,638
328,564
Health Care (14.7%):
Abbott Laboratories ..................................................... 30,212 3,425
AbbVie, Inc. .......................................................... 133,754 27,268
Agilent Technologies, Inc. ................................................. 32,399 4,222
Align Technology, Inc. (a) ................................................. 1,301 267
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,219 592
Amgen, Inc. ........................................................... 9,444 3,024
Avantor, Inc. (a) ........................................................ 11,678 261
Baxter International, Inc. ................................................. 8,952 320
Becton Dickinson & Co. .................................................. 5,089 1,189
Biogen, Inc. (a) ......................................................... 2,549 444
BioMarin Pharmaceutical, Inc. (a) ........................................... 3,287 217
Boston Scientific Corp. (a) ................................................. 25,227 2,120
Bristol-Myers Squibb Co. ................................................. 457,495 25,514
Cardinal Health, Inc. .................................................... 111,081 12,054
Cencora, Inc. .......................................................... 3,076 702
Centene Corp. (a) ....................................................... 9,318 580
Chemed Corp. ......................................................... 2,040 1,102
CVS Health Corp. ...................................................... 155,777 8,795
Danaher Corp. ......................................................... 11,500 2,825
Dexcom, Inc. (a) ........................................................ 40,159 2,830
Edwards Lifesciences Corp. (a) ............................................. 10,463 701
Elevance Health, Inc. .................................................... 10,753 4,363
Eli Lilly & Co. ......................................................... 40,639 33,720
GE HealthCare Technologies, Inc. ........................................... 7,490 654
Gilead Sciences, Inc. .................................................... 267,993 23,803
HCA Healthcare, Inc. .................................................... 3,301 1,184
Hologic, Inc. (a) ........................................................ 4,064 329
Humana, Inc. .......................................................... 2,120 547
IDEXX Laboratories, Inc. (a) ............................................... 1,441 586
Illumina, Inc. (a) ........................................................ 2,892 417
Incyte Corp. (a) ......................................................... 3,525 261
Insulet Corp. (a) ........................................................ 1,224 283
Intuitive Surgical, Inc. (a) ................................................. 16,835 8,482
IQVIA Holdings, Inc. (a) .................................................. 3,188 656

Victory Portfolios III
Victory Growth & Income Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Johnson & Johnson ..................................................... 214,984 $ 34,367
Labcorp Holdings, Inc. ................................................... 1,481 338
McKesson Corp. ....................................................... 2,181 1,092
Medtronic PLC ........................................................ 115,561 10,314
Merck & Co., Inc. ...................................................... 159,242 16,294
Mettler-Toledo International, Inc. (a) ......................................... 371 479
Moderna, Inc. (a) ....................................................... 5,944 323
Molina Healthcare, Inc. (a) ................................................ 1,022 328
Natera, Inc. (a) ......................................................... 29,637 3,585
Pfizer, Inc. ............................................................ 437,476 12,381
Quest Diagnostics, Inc. ................................................... 16,169 2,503
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,856 1,556
ResMed, Inc. .......................................................... 2,572 624
Revvity, Inc. .......................................................... 2,168 257
Royalty Pharma PLC , Class A .............................................. 164,227 4,434
STERIS PLC .......................................................... 1,739 386
Stryker Corp. .......................................................... 6,220 2,216
The Cigna Group ....................................................... 20,764 6,537
The Cooper Cos., Inc. (a) .................................................. 3,495 366
Thermo Fisher Scientific, Inc. .............................................. 6,663 3,640
UnitedHealth Group, Inc. ................................................. 16,178 9,132
Veeva Systems, Inc. , Class A (a) ............................................. 2,562 535
Vertex Pharmaceuticals, Inc. (a) ............................................. 17,115 8,146
Viatris, Inc. ........................................................... 20,943 243
Waters Corp. (a) ........................................................ 1,044 337
West Pharmaceutical Services, Inc. .......................................... 1,278 394
Zimmer Biomet Holdings, Inc. ............................................. 3,625 388
Zoetis, Inc. ........................................................... 7,939 1,419
296,351
Industrials (8.1%):
Advanced Drainage Systems, Inc. ........................................... 10,183 1,526
AGCO Corp. .......................................................... 24,499 2,446
Builders FirstSource, Inc. (a) ............................................... 25,435 4,360
Carlisle Cos., Inc. ....................................................... 6,908 2,917
Caterpillar, Inc. ........................................................ 55,700 20,954
Clean Harbors, Inc. (a) ................................................... 22,461 5,194
CSX Corp. ............................................................ 69,509 2,338
Cummins, Inc. ......................................................... 29,818 9,809
Emerson Electric Co. .................................................... 32,809 3,552
Expeditors International of Washington, Inc. .................................... 45,663 5,434
FedEx Corp. .......................................................... 35,580 9,744
Ferguson Enterprises, Inc. ................................................. 42,274 8,317
Flowserve Corp. ........................................................ 39,832 2,097
General Dynamics Corp. .................................................. 35,126 10,243
HEICO Corp. , Class A ................................................... 23,343 4,482
ITT, Inc. ............................................................. 7,667 1,074
Lincoln Electric Holdings, Inc. ............................................. 11,340 2,184
Lockheed Martin Corp. ................................................... 13,117 7,163
ManpowerGroup, Inc. ................................................... 36,747 2,310
Masco Corp. .......................................................... 156,540 12,509
nVent Electric PLC ...................................................... 35,594 2,654
Otis Worldwide Corp. .................................................... 76,648 7,527
Owens Corning ........................................................ 38,754 6,851
Parker-Hannifin Corp. ................................................... 8,902 5,644
Quanta Services, Inc. .................................................... 14,045 4,236
Robert Half, Inc. ....................................................... 20,746 1,413
Saia, Inc. (a) ........................................................... 16,119 7,876
Snap-on, Inc. .......................................................... 16,435 5,426
SS&C Technologies Holdings, Inc. .......................................... 18,213 1,274
United Parcel Service, Inc. , Class B .......................................... 21,832 2,927
164,481

Victory Portfolios III
Victory Growth & Income Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Information Technology (22.5%):
Accenture PLC , Class A .................................................. 28,390 $ 9,789
Adobe, Inc. (a) ......................................................... 3,520 1,683
Advanced Micro Devices, Inc. (a) ............................................ 35,760 5,152
Akamai Technologies, Inc. (a) .............................................. 1,003 101
Amphenol Corp. , Class A ................................................. 9,492 636
Analog Devices, Inc. .................................................... 3,786 845
ANSYS, Inc. (a) ........................................................ 690 221
Apple, Inc. ........................................................... 345,716 78,101
Applied Materials, Inc. ................................................... 41,747 7,580
AppLovin Corp. , Class A (a) ............................................... 1,430 242
Arista Networks, Inc. (a) .................................................. 20,565 7,947
Atlassian Corp. , Class A (a) ................................................ 1,167 220
Autodesk, Inc. (a) ....................................................... 22,637 6,424
Bentley Systems, Inc. , Class B ............................................. 1,031 50
Broadcom, Inc. ........................................................ 97,197 16,501
Cadence Design Systems, Inc. (a) ............................................ 2,140 591
CDW Corp. ........................................................... 1,162 219
Cisco Systems, Inc. ..................................................... 271,615 14,876
Cloudflare, Inc. , Class A (a) ................................................ 2,560 225
Cognizant Technology Solutions Corp. , Class A ................................. 99,743 7,440
Corning, Inc. .......................................................... 6,148 293
Corpay, Inc. (a) ......................................................... 820 270
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 18,923 5,618
Datadog, Inc. , Class A (a) ................................................. 2,218 278
Dell Technologies, Inc. , Class C ............................................ 2,159 267
Dynatrace, Inc. (a) ...................................................... 2,520 136
Enphase Energy, Inc. (a) .................................................. 1,072 89
Entegris, Inc. .......................................................... 1,347 141
Fair Isaac Corp. (a) ...................................................... 2,984 5,947
First Solar, Inc. (a) ...................................................... 806 157
Fortinet, Inc. (a) ........................................................ 4,781 376
Gartner, Inc. (a) ........................................................ 598 300
Gen Digital, Inc. ....................................................... 4,513 131
GoDaddy, Inc. , Class A (a) ................................................. 751 125
Hewlett Packard Enterprise Co. ............................................. 194,128 3,784
HP, Inc. .............................................................. 223,728 7,947
HubSpot, Inc. (a) ....................................................... 424 235
Intel Corp. ............................................................ 33,807 727
International Business Machines Corp. ........................................ 7,017 1,451
Intuit, Inc. ............................................................ 10,164 6,203
Jabil, Inc. ............................................................ 1,130 139
Keysight Technologies, Inc. (a) ............................................. 1,376 205
KLA Corp. ........................................................... 4,331 2,885
Lam Research Corp. ..................................................... 99,902 7,428
Marvell Technology, Inc. ................................................. 6,785 544
Microchip Technology, Inc. ................................................ 4,176 306
Micron Technology, Inc. .................................................. 8,752 872
Microsoft Corp. ........................................................ 189,562 77,028
MicroStrategy, Inc. (a) .................................................... 1,340 328
MongoDB, Inc. (a) ...................................................... 616 167
Monolithic Power Systems, Inc. ............................................ 6,375 4,841
Motorola Solutions, Inc. .................................................. 1,319 593
NetApp, Inc. .......................................................... 69,497 8,014
NVIDIA Corp. ......................................................... 629,883 83,623
Okta, Inc. (a) .......................................................... 1,425 102
ON Semiconductor Corp. (a) ............................................... 3,563 251
Oracle Corp. .......................................................... 53,420 8,966
Palantir Technologies, Inc. , Class A (a) ........................................ 15,152 630
Palo Alto Networks, Inc. (a) ................................................ 18,854 6,794
PTC, Inc. (a) ........................................................... 1,002 186
Pure Storage, Inc. , Class A (a) .............................................. 2,530 127
QUALCOMM, Inc. ..................................................... 124,554 20,274

Victory Portfolios III
Victory Growth & Income Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Roper Technologies, Inc. .................................................. 737 $ 396
Salesforce, Inc. ........................................................ 7,387 2,152
Seagate Technology Holdings PLC .......................................... 1,659 166
ServiceNow, Inc. (a) ..................................................... 10,990 10,254
Skyworks Solutions, Inc. ................................................. 48,361 4,235
Snowflake, Inc. , Class A (a) ................................................ 61,566 7,069
Super Micro Computer, Inc. (a) (b) ........................................... 4,095 119
Synopsys, Inc. (a) ....................................................... 10,929 5,613
TD SYNNEX Corp. ..................................................... 30,540 3,523
TE Connectivity PLC .................................................... 2,430 358
Teledyne Technologies, Inc. (a) ............................................. 391 178
Teradyne, Inc. ......................................................... 1,348 143
Texas Instruments, Inc. ................................................... 7,016 1,425
Trimble, Inc. (a) ........................................................ 2,243 136
Tyler Technologies, Inc. (a) ................................................ 220 133
VeriSign, Inc. (a) ........................................................ 852 151
Western Digital Corp. (a) .................................................. 2,863 187
Workday, Inc. , Class A (a) ................................................. 1,654 387
Zebra Technologies Corp. (a) ............................................... 405 155
Zoom Video Communications, Inc. , Class A (a) .................................. 2,109 158
Zscaler, Inc. (a) ......................................................... 805 146
454,705
Materials (3.4%):
Avery Dennison Corp. ................................................... 16,886 3,496
Celanese Corp. ......................................................... 14,074 1,773
CF Industries Holdings, Inc. ............................................... 137,860 11,336
CRH PLC ............................................................ 51,882 4,951
Dow, Inc. ............................................................ 84,896 4,192
LyondellBasell Industries NV , Class A ........................................ 93,574 8,127
Nucor Corp. ........................................................... 51,840 7,353
Olin Corp. ............................................................ 38,442 1,577
Packaging Corp. of America ............................................... 51,133 11,706
Reliance, Inc. .......................................................... 12,319 3,528
RPM International, Inc. .................................................. 12,314 1,565
The Mosaic Co. ........................................................ 216,663 5,798
Westlake Corp. ........................................................ 29,269 3,862
69,264
Real Estate (3.3%):
Alexandria Real Estate Equities, Inc. ......................................... 33,224 3,706
American Tower Corp. ................................................... 5,492 1,173
AvalonBay Communities, Inc. .............................................. 23,329 5,170
BXP, Inc. ............................................................. 23,140 1,864
CBRE Group, Inc. , Class A (a) .............................................. 3,592 470
CoStar Group, Inc. (a) .................................................... 4,759 346
Crown Castle, Inc. ...................................................... 44,533 4,787
CubeSmart ........................................................... 75,260 3,600
Digital Realty Trust, Inc. .................................................. 3,802 678
Equinix, Inc. .......................................................... 5,162 4,687
Equity Residential ...................................................... 4,376 308
Essex Property Trust, Inc. ................................................. 750 213
Extra Space Storage, Inc. ................................................. 21,480 3,508
Gaming and Leisure Properties, Inc. ......................................... 3,061 154
Healthpeak Properties, Inc. ................................................ 272,651 6,121
Host Hotels & Resorts, Inc. ................................................ 220,205 3,796
Invitation Homes, Inc. ................................................... 7,194 226
Iron Mountain, Inc. ..................................................... 3,425 424
Kilroy Realty Corp. ..................................................... 19,906 801
Kimco Realty Corp. ..................................................... 178,918 4,244
Mid-America Apartment Communities, Inc. .................................... 1,367 207
Prologis, Inc. .......................................................... 63,931 7,220
Public Storage ......................................................... 1,860 612

Victory Portfolios III
Victory Growth & Income Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Realty Income Corp. .................................................... 10,253 $ 609
SBA Communications Corp. ............................................... 1,254 288
Simon Property Group, Inc. ............................................... 25,645 4,337
Sun Communities, Inc. ................................................... 1,449 192
UDR, Inc. ............................................................ 3,861 163
Ventas, Inc. ........................................................... 4,750 311
VICI Properties, Inc. .................................................... 139,054 4,416
Welltower, Inc. ......................................................... 6,790 916
Weyerhaeuser Co. ...................................................... 8,561 267
WP Carey, Inc. ......................................................... 2,548 142
65,956
Utilities (3.5%):
Alliant Energy Corp. .................................................... 5,642 339
Ameren Corp. ......................................................... 5,861 511
American Electric Power Co., Inc. ........................................... 62,995 6,221
American Water Works Co., Inc. ............................................ 4,289 592
Atmos Energy Corp. ..................................................... 3,318 460
CenterPoint Energy, Inc. .................................................. 14,077 416
CMS Energy Corp. ...................................................... 6,550 456
Consolidated Edison, Inc. ................................................. 7,616 774
Constellation Energy Corp. ................................................ 6,866 1,805
Dominion Energy, Inc. ................................................... 18,469 1,099
DTE Energy Co. ....................................................... 4,550 565
Duke Energy Corp. ...................................................... 119,410 13,764
Edison International ..................................................... 42,622 3,512
Entergy Corp. ......................................................... 44,154 6,834
Evergy, Inc. ........................................................... 4,993 302
Eversource Energy ...................................................... 7,749 510
Exelon Corp. .......................................................... 22,028 866
FirstEnergy Corp. ....................................................... 12,679 530
NextEra Energy, Inc. .................................................... 45,171 3,580
NiSource, Inc. ......................................................... 105,857 3,722
NRG Energy, Inc. ....................................................... 111,284 10,060
OGE Energy Corp. ...................................................... 44,650 1,786
PG&E Corp. .......................................................... 44,375 897
PPL Corp. ............................................................ 16,240 529
Public Service Enterprise Group, Inc. ......................................... 10,975 981
Sempra .............................................................. 13,957 1,164
The AES Corp. ........................................................ 130,608 2,154
The Southern Co. ....................................................... 23,608 2,149
UGI Corp. ............................................................ 42,613 1,019
Vistra Corp. ........................................................... 7,506 938
WEC Energy Group, Inc. ................................................. 6,957 665
Xcel Energy, Inc. ....................................................... 12,214 816
70,016
Total Common Stocks (Cost $1,443,952)
a
a
a
2,015,084
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (d) ........ 34,459 35
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (d) ............ 34,459 35
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (d) ............... 34,459 34
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (d) . 34,459 34
Total Collateral for Securities Loaned (Cost $138)
a
a
a
138
Total Investments (Cost $1,444,090) — 99.9% 2,015,222
Other assets in excess of liabilities —  0.1% 2,567
NET ASSETS - 100.00% $ 2,017,789
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.

Victory Portfolios III
Victory Growth & Income Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on October 31, 2024.
PLC
—
Public Limited Company

Statement of Assets and Liabilities
October 31, 2024
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Growth &
Income Fund
Assets:
Investments, at value (Cost $1,444,090) $ 2,015,222 (a)
Cash 4,333
Receivables:
Dividends, interest, and securities lending income 1,755
Capital shares issued 312
From Adviser 4
Other 532
Prepaid expenses 25
Total Assets 2,022,183
Liabilities:
Payables:
Collateral received on loaned securities 138
Investments purchased 1,577
Capital shares redeemed 1,111
Accrued expenses and other payables:
Investment advisory fees 1,106
Administration fees 261
Custodian fees 14
Transfer agent fees 109
Compliance fees 1
Trustees' fees 1
Other accrued expenses 76
Total Liabilities 4,394
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,117,305
Total accumulated earnings (loss) 900,484
Net Assets $ 2,017,789
Net Assets:
Fund Shares $ 2,012,268
Institutional Shares 5,521
Total $ 2,017,789
Shares (unlimited number of shares authorized with no par value):
Fund Shares 72,978
Institutional Shares 200
Total 73,178
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 27 .57
Institutional Shares 27 .63
(a) Includes $118 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Growth &
Income Fund
Investment Income:
Dividends $ 18,706
Interest 212
Securities lending (net of fees) 9
Foreign tax withholding (9)
Total Income 18,918
Expenses:
Investment advisory fees 6,366
Administration fees — Fund Shares 1,498
Administration fees — Institutional Shares 3
Sub-Administration fees 28
Custodian fees 42
Transfer agent fees — Fund Shares 596
Transfer agent fees — Institutional Shares 3
Trustees' fees 23
Compliance fees 8
Legal and audit fees 31
State registration and filing fees 24
Interfund lending fees 2
Other expenses 64
Total Expenses 8,688
Expenses waived/reimbursed by Adviser (10)
Net Expenses 8,678
Net Investment Income (Loss) 10,240
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 125,351
Net change in unrealized appreciation/depreciation on investment securities 89,971
Net realized/unrealized gains (losses) on investments 215,322
Change in net assets resulting from operations $ 225,562

13
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Growth & Income Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,240 $ 16,390
Net realized gains (losses) 125,351 242,291
Net change in unrealized appreciation/depreciation 89,971 122,038
Change in net assets resulting from operations 225,562 380,719
Distributions to Shareholders:
Fund Shares (10,156) (17,103)
Institutional Shares (23) (33)
Class A — (2)(a)
Change in net assets resulting from distributions to shareholders (10,179) (17,138)
Change in net assets resulting from capital transactions (64,426) (118,005)
Change in net assets 150,957 245,576
Net Assets:
Beginning of period 1,866,832 1,621,256
End of period $ 2,017,789 $ 1,866,832
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

14
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth & Income Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 38,543 $ 80,820
Distributions reinvested 9,937 16,779
Cost of shares redeemed (113,583) (214,358)
Total Fund Shares $ (65,103) $ (116,759)
Institutional Shares
Proceeds from shares issued $ 1,652 $ 3,352
Distributions reinvested 22 32
Cost of shares redeemed (997) (3,797)
Total Institutional Shares $ 677 $ (413)
Class A
Proceeds from shares issued $ — $ 28(a)
Distributions reinvested — 2(a)
Cost of shares redeemed — (863)(a)
Total Class A $ — $ (833)(a)
Change in net assets resulting from capital transactions $ (64,426) $ (118,005)
Share Transactions:
Fund Shares
Issued 1,441 3,583
Reinvested 368 727
Redeemed (4,253) (9,517)
Total Fund Shares (2,444) (5,207)
Institutional Shares
Issued 63 146
Reinvested 1 1
Redeemed (37) (171)
Total Institutional Shares 27 (24)
Class A
Issued — 1(a)
Reinvested — —(a)(b)
Redeemed — (40)(a)
Total Class A — (39)(a)
Change in Shares (2,417) (5,270)
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).
(b) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
15
See notes to financial statements.
Victory Growth & Income Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $24.70 $20.05 $22.05 $26.78 $20.41 $23.70 $26.19
Investment Activities:
Net investment income (loss) 0.14(b) 0.21(b) 0.19(b) 0.21(b) 0.15(b) 0.22(b) 0.25
Net realized and unrealized gains
(losses) 2.87 4.66 0.12 (1.86) 6.40 1.45 (0.24)
Total from Investment
Activities 3.01 4.87 0.31 (1.65) 6.55 1.67 0.01
Distributions to Shareholders from:
Net investment income (0.14) (0.22) (0.16) (0.22) (0.18) (0.23) (0.24)
Net realized gains — — (2.15) (2.86) — (4.73) (2.26)
Total Distributions (0.14) (0.22) (2.31) (3.08) (0.18) (4.96) (2.50)
Net Asset Value, End of Period $27.57 $24.70 $20.05 $22.05 $26.78 $20.41 $23.70
Total Return(c)(d) 12.19% 24.37% 1.84% (7.41)% 32.24% 7.81% 0.89%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.87% 0.85% 0.82% 0.81% 0.81% 0.87% 0.88%
Net Investment Income (Loss)(e) 1.02% 0.93% 1.27% 0.84% 0.63% 1.05% 1.04%
Gross Expenses(e)(h) 0.87% 0.85% 0.82% 0.81% 0.81% 0.87% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $2,012,268 $1,862,561 $1,616,531 $1,672,669 $1,934,246 $1,605,020 $1,673,033
Portfolio Turnover(c)(i) 29% 75% 43% 71% 62% 74% 93%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Growth & Income Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $24.74 $20.10 $22.12 $26.75 $20.38 $23.68 $26.17
Investment Activities:
Net investment income (loss) 0.12(b) 0.17(b) 0.31(b) 0.16(b) 0.15(b) 0.23(b) 0.26
Net realized and unrealized gains
(losses) 2.89 4.67 0.12 (1.67) 6.40 1.44 (0.24)
Total from Investment
Activities 3.01 4.84 0.43 (1.51) 6.55 1.67 0.02
Distributions to Shareholders from:
Net investment income (0.12) (0.20) (0.30) (0.26) (0.18) (0.24) (0.25)
Net realized gains — — (2.15) (2.86) — (4.73) (2.26)
Total Distributions (0.12) (0.20) (2.45) (3.12) (0.18) (4.97) (2.51)
Net Asset Value, End of Period $27.63 $24.74 $20.10 $22.12 $26.75 $20.38 $23.68
Total Return(c)(d) 12.16% 24.17% 2.47% (6.77)% 32.32% 7.86% 0.94%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.99% 1.01% 0.04% 0.72% 0.79% 0.83% 0.83%(i)
Net Investment Income (Loss)(e) 0.91% 0.76% 2.07% 0.59% 0.65% 1.09% 1.09%
Gross Expenses(e)(h) 1.36% 1.37% 0.44% 0.74% 0.79% 0.83% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $5,521 $4,271 $3,958 $5,193 $213,041 $172,787 $165,137
Portfolio Turnover(c)(j) 29% 75% 43% 71% 62% 74% 93%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Prior to December 1, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of
Institutional Shares to 0.85% of the Institutional Shares’ average daily net assets.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
17
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
* Effective March 28, 2024, Class A was liquidated.
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered*
Victory Growth & Income Fund Growth & Income Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
18
(Unaudited)
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Litigation income received during the year is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund are not expected to reoccur on a consistent basis. Class action litigation income received by the Fund for the six months amounted to $532 (amount in thousands) and is reflected on the Statement of Operations within Net realized gains (losses) from investment securities and foreign currency translations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
Level 1 Level 2 Level 3 Total
Growth & Income Fund
Common Stocks ............................................... $ 2,015,084 $ — $ — $ 2,015,084
Collateral for Securities Loaned ................................... 138 — — 138
Total ....................................................... $ 2,015,222 $ — $ — $ 2,015,222

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
19
(Unaudited)
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Multi-Cap Core Funds Index. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Core Funds category.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Growth & Income Fund ............................................ $ 118 $ — $ 138
Excluding U.S. Government
Securities
Purchases Sales
Growth & Income Fund ..................................................................... $ 566,051 $ 617,467

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
20
(Unaudited)
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Growth & Income Fund Fund Shares
Institutional
Shares
in thousands $ 354 $ 4
as annual % rate 0.04% 0.15%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
21
(Unaudited)
agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may
In effect until August 31, 2025
Fund Shares
Institutional
Shares
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.88% 0.84%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Growth & Income Fund .................................... $ 13 $ 14 $ 13 $ 10 $ 50
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Growth & Income Fund Fund Shares
Institutional
Shares
in thousands $ 354 $ 4
as annual % rate 0.04% 0.15%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
22
(Unaudited)
not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
Borrower or
Lender
Amount
Outstanding at
October 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Growth & Income Fund ........................... Borrower $ — $ 1,095 5.87% $ 2,082

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23432-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Growth Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements 10

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Growth Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Communication Services (17.7%):
Alphabet, Inc. , Class A ................................................... 320,380 $ 54,820
Alphabet, Inc. , Class C ................................................... 539,814 93,221
Meta Platforms, Inc. , Class A .............................................. 270,709 153,649
Netflix, Inc. (a) ......................................................... 133,696 101,078
The Trade Desk, Inc. , Class A (a) ............................................ 115,071 13,833
The Walt Disney Co. .................................................... 335,470 32,272
448,873
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 49,422 19,099
Consumer Discretionary (11.9%):
Alibaba Group Holding Ltd. , ADR .......................................... 109,329 10,712
Amazon.com, Inc. (a) .................................................... 703,526 131,137
Burlington Stores, Inc. (a) ................................................. 62,558 15,500
NIKE, Inc. , Class B ..................................................... 156,413 12,064
Starbucks Corp. ........................................................ 216,443 21,147
Tesla, Inc. (a) .......................................................... 373,244 93,255
Yum China Holdings, Inc. ................................................. 106,888 4,715
Yum! Brands, Inc. ...................................................... 91,348 11,981
300,511
Consumer Staples (4.2%):
Campbell Soup Co. ..................................................... 331,910 15,483
Colgate-Palmolive Co. ................................................... 211,062 19,779
Costco Wholesale Corp. .................................................. 10,254 8,964
Monster Beverage Corp. (a) ................................................ 596,619 31,430
Target Corp. .......................................................... 200,048 30,015
105,671
Energy (0.2%):
Diamondback Energy, Inc. ................................................ 32,262 5,703
Financials (7.7%):
Block, Inc. (a) .......................................................... 167,804 12,136
FactSet Research Systems, Inc. ............................................. 34,783 15,794
PayPal Holdings, Inc. (a) .................................................. 152,185 12,068
SEI Investments Co. ..................................................... 198,115 14,811
The Progressive Corp. ................................................... 92,386 22,434
Tradeweb Markets, Inc. , Class A ............................................ 94,622 12,017
Visa, Inc. , Class A ...................................................... 361,801 104,868
194,128
Health Care (10.4%):
Dexcom, Inc. (a) ........................................................ 94,803 6,682
Eli Lilly & Co. ......................................................... 70,549 58,537
Illumina, Inc. (a) ........................................................ 98,087 14,138
Intuitive Surgical, Inc. (a) ................................................. 77,661 39,129
Natera, Inc. (a) ......................................................... 78,578 9,505
Novartis AG , ADR ...................................................... 132,007 14,309
Novo Nordisk A/S , ADR .................................................. 198,443 22,216
Regeneron Pharmaceuticals, Inc. (a) .......................................... 26,043 21,829
Roche Holding AG , ADR ................................................. 300,267 11,653
Thermo Fisher Scientific, Inc. .............................................. 30,529 16,679
Vertex Pharmaceuticals, Inc. (a) ............................................. 103,546 49,286
263,963
Industrials (5.6%):
Builders FirstSource, Inc. (a) ............................................... 67,978 11,651
Clean Harbors, Inc. (a) ................................................... 59,996 13,875
Deere & Co. .......................................................... 16,279 6,588
Expeditors International of Washington, Inc. .................................... 131,997 15,707

Victory Portfolios III
Victory Growth Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
HEICO Corp. , Class A ................................................... 62,189 $ 11,941
Quanta Services, Inc. .................................................... 37,515 11,316
Saia, Inc. (a) ........................................................... 42,838 20,931
The Boeing Co. (a) ...................................................... 336,179 50,195
142,204
IT Services (1.7%):
Shopify, Inc. , Class A (a) .................................................. 321,386 25,136
Snowflake, Inc. , Class A (a) ................................................ 157,328 18,064
43,200
Semiconductors & Semiconductor Equipment (14.7%):
Advanced Micro Devices, Inc. (a) ............................................ 61,038 8,794
Applied Materials, Inc. ................................................... 43,895 7,970
Broadcom, Inc. ........................................................ 165,758 28,141
Lam Research Corp. ..................................................... 119,030 8,850
Monolithic Power Systems, Inc. ............................................ 16,517 12,541
NVIDIA Corp. ......................................................... 2,146,981 285,033
QUALCOMM, Inc. ..................................................... 127,781 20,799
372,128
Software (19.0%):
Autodesk, Inc. (a) ....................................................... 189,033 53,648
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 45,612 13,541
Fair Isaac Corp. (a) ...................................................... 7,435 14,819
Intuit, Inc. ............................................................ 21,317 13,010
Microsoft Corp. ........................................................ 492,910 200,294
Oracle Corp. .......................................................... 507,741 85,219
Palo Alto Networks, Inc. (a) ................................................ 43,583 15,704
Salesforce, Inc. ........................................................ 133,649 38,941
ServiceNow, Inc. (a) ..................................................... 24,930 23,260
Synopsys, Inc. (a) ....................................................... 25,878 13,291
Workday, Inc. , Class A (a) ................................................. 46,382 10,846
482,573
Technology Hardware, Storage & Peripherals (5.4%):
Apple, Inc. ........................................................... 604,636 136,593
Total Common Stocks (Cost $953,574)
a
a
a
2,514,646
Total Investments (Cost $953,574) — 99.3% 2,514,646
Other assets in excess of liabilities —  0.7% 18,415
NET ASSETS - 100.00% $ 2,533,061
(a) Non-income producing security.
ADR
—
American Depositary Receipt

Statement of Assets and Liabilities
October 31, 2024
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Growth
Fund
Assets:
Investments, at value (Cost $953,574) $ 2,514,646
Cash 24,687
Receivables:
Dividends, interest, and securities lending income 222
Capital shares issued 623
Prepaid expenses 34
Total Assets 2,540,212
Liabilities:
Payables:
Investments purchased 4,134
Capital shares redeemed 1,046
Accrued expenses and other payables:
Investment advisory fees 1,423
Administration fees 313
Custodian fees 15
Transfer agent fees 139
Compliance fees 2
Trustees' fees 1
Other accrued expenses 78
Total Liabilities 7,151
Commitments and contingencies (Note 5 )
Net Assets:
Capital 749,604
Total accumulated earnings (loss) 1,783,457
Net Assets $ 2,533,061
Net Assets:
Fund Shares $ 2,176,642
Institutional Shares 356,419
Total $ 2,533,061
Shares (unlimited number of shares authorized with no par value):
Fund Shares 55,085
Institutional Shares 9,042
Total 64,127
Net asset value, offering and redemption price per share:(a)
Fund Shares $ 39 .51
Institutional Shares 39 .42
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Growth
Fund
Investment Income:
Dividends $ 5,798
Interest 781
Securities lending (net of fees) 4
Total Income 6,583
Expenses:
Investment advisory fees 8,313
Administration fees — Fund Shares 1,612
Administration fees — Institutional Shares 204
Sub-Administration fees 20
Custodian fees 55
Transfer agent fees — Fund Shares 580
Transfer agent fees — Institutional Shares 213
Trustees' fees 23
Compliance fees 11
Legal and audit fees 34
State registration and filing fees 29
Interfund lending fees 13
Other expenses 81
Recoupment of prior expenses waived/reimbursed by Adviser 4
Total Expenses 11,192
Expenses waived/reimbursed by Adviser (3)
Net Expenses 11,189
Net Investment Income (Loss) (4,606)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 123,293
Net change in unrealized appreciation/depreciation on investment securities 248,831
Net realized/unrealized gains (losses) on investments 372,124
Change in net assets resulting from operations $ 367,518

6
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Growth Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (4,606) $ (8,081)
Net realized gains (losses) 123,293 262,939
Net change in unrealized appreciation/depreciation 248,831 363,365
Change in net assets resulting from operations 367,518 618,223
Distributions to Shareholders:
Fund Shares — (115,819)
Institutional Shares — (26,689)
Change in net assets resulting from distributions to shareholders — (142,508)
Change in net assets resulting from capital transactions (193,269) (154,362)
Change in net assets 174,249 321,353
Net Assets:
Beginning of period 2,358,812 2,037,459
End of period $ 2,533,061 $ 2,358,812

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 44,011 $ 93,982
Distributions reinvested — 114,021
Cost of shares redeemed (124,950) (230,892)
Total Fund Shares $ (80,939) $ (22,889)
Institutional Shares
Proceeds from shares issued $ 8,186 $ 33,276
Distributions reinvested — 26,617
Cost of shares redeemed (120,516) (191,366)
Total Institutional Shares $ (112,330) $ (131,473)
Change in net assets resulting from capital transactions $ (193,269) $ (154,362)
Share Transactions:
Fund Shares
Issued 1,153 2,959
Reinvested — 3,631
Redeemed (3,287) (7,241)
Total Fund Shares (2,134) (651)
Institutional Shares
Issued 218 1,073
Reinvested — 850
Redeemed (3,163) (6,047)
Total Institutional Shares (2,945) (4,124)
Change in Shares (5,079) (4,775)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Growth Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $34.10 $27.55 $27.66 $39.27 $30.85 $31.54 $32.15
Investment Activities:
Net investment income (loss) (0.07)(b) (0.11)(b) (0.06)(b) (0.14)(b) (0.13)(b) (0.05)(b) 0.12
Net realized and unrealized gains
(losses) 5.48 8.75 1.55 (7.72) 10.03 6.18 2.80
Total from Investment
Activities 5.41 8.64 1.49 (7.86) 9.90 6.13 2.92
Distributions to Shareholders from:
Net investment income — — — — — (0.08) (0.09)
Net realized gains — (2.09) (1.60) (3.75) (1.48) (6.74) (3.44)
Total Distributions — (2.09) (1.60) (3.75) (1.48) (6.82) (3.53)
Net Asset Value, End of Period $39.51 $34.10 $27.55 $27.66 $39.27 $30.85 $31.54
Total Return(c)(d) 15.87% 31.96% 6.19% (22.11)% 32.87% 23.71% 10.90%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.87% 0.89% 0.88% 0.84% 0.84% 0.91% 0.90%(i)
Net Investment Income (Loss)(e) (0.36)% (0.36)% (0.33)% (0.43)% (0.38)% (0.16)% 0.41%
Gross Expenses(e)(h) 0.87% 0.89% 0.88% 0.84% 0.84% 0.91% 0.90%(i)
Supplemental Data:
Net Assets at end of period (000's) $2,176,642 $1,951,058 $1,594,565 $1,606,239 $2,224,130 $1,841,547 $1,676,470
Portfolio Turnover(c)(j) 12% 35% 33% 62% 40% 59% 70%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

9
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $34.02 $27.49 $27.59 $39.17 $30.77 $31.47 $32.08
Investment Activities:
Net investment income (loss) (0.07)(b) (0.11)(b) (0.05)(b) (0.13)(b) (0.13)(b) (0.04)(b) 0.15
Net realized and unrealized gains
(losses) 5.47 8.73 1.55 (7.70) 10.01 6.16 2.78
Total from Investment
Activities 5.40 8.62 1.50 (7.83) 9.88 6.12 2.93
Distributions to Shareholders from:
Net investment income — — — — — (0.08) (0.10)
Net realized gains — (2.09) (1.60) (3.75) (1.48) (6.74) (3.44)
Total Distributions — (2.09) (1.60) (3.75) (1.48) (6.82) (3.54)
Net Asset Value, End of Period $39.42 $34.02 $27.49 $27.59 $39.17 $30.77 $31.47
Total Return(c)(d) 15.87% 32.00% 6.21% (22.09)% 32.89% 23.75% 10.94%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.88% 0.88% 0.82% 0.83% 0.83% 0.87% 0.85%(i)
Net Investment Income (Loss)(e) (0.35)% (0.35)% (0.25)% (0.41)% (0.36)% (0.13)% 0.47%
Gross Expenses(e)(h) 0.88% 0.89% 0.83% 0.83% 0.83% 0.87% 0.85%(i)
Supplemental Data:
Net Assets at end of period (000's) $356,419 $407,754 $442,894 $1,199,990 $1,338,685 $1,175,311 $1,083,799
Portfolio Turnover(c)(j) 12% 35% 33% 62% 40% 59% 70%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
10
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Growth Fund Growth Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
11
(Unaudited)
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of October 31, 2024, the Fund did not have any securities on loan.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Level 1 Level 2 Level 3 Total
Growth Fund
Common Stocks ............................................... $ 2,514,646 $ — $ — $ 2,514,646
Total ....................................................... $ 2,514,646 $ — $ — $ 2,514,646

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
12
(Unaudited)
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government
Securities
Purchases Sales
Growth Fund ............................................................................. $ 309,305 $ 481,072
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
13
(Unaudited)
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, there were no performance adjustments.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) under which Loomis Sayles directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
14
(Unaudited)
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
For the six months ended October 31, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor
In effect until August 31, 2025
Fund Shares Institutional Shares
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.92% 0.88%
Amount
Growth Fund ........................................................................................ $ 4
Expires
2026
Expires
2027
Expires
2028 Total
Growth Fund ........................................................ $ 26 $ 19 $ 3 $ 48

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
15
(Unaudited)
problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
Borrower or
Lender
Amount
Outstanding at
October 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Growth Fund ................................... Borrower $ — $ 20,675 5.87% $ 24,356

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23420-1224

October 31, 2024
Semi-Annual: Full Financials
Victory High Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
16
Statement of Operations
17
Statements of Changes in Net Assets
18
Financial Highlights
20
Notes to Financial Statements 23

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory High Income Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (4.7%)
ABS Auto (2.0%):
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class C, 6.85%, 4/20/28(a) .. $ 2,000 $ 2,029
Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 5/15/26 @
100(a) ........................................................... 375 380
FCCU Auto Receivables Trust, Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 1/15/29 @
100(a) ........................................................... 1,136 1,157
Flagship Credit Auto Trust, Series 2019-3, Class E, 3.84%, 12/15/26, Callable 2/15/25 @
100(a) ........................................................... 1,250 1,245
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 1,966 1,984
Foursight Capital Automobile Receivables Trust, Series 2021- 2, Class E, 3.35%, 10/15/27,
Callable 4/15/25 @ 100(a) ............................................ 825 819
Hertz Vehicle Financing III LLC, Series 2023-3A, Class D, 9.43%, 2/25/28(a) ........... 3,000 3,013
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A, Class D, 3.98%, 12/26/25(a) ............................... 2,333 2,321
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 1,070 1,056
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 6/15/27 @
100(a) ........................................................... 2,263 2,332
Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 8/20/27 @
100(a) ........................................................... 1,673 1,701
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-B, Class E, 8.68%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 185 186
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 190 191
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable
9/10/26 @ 100(a) ................................................... 2,500 2,509
20,923
ABS Card (0.3%):
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............ 3,000 3,002
ABS Other (2.4%):
Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34, Callable 3/15/28 @ 100(a) ....... 667 678
Frontier Issuer LLC .....................................................
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 11,304 12,051
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 5,551 6,219
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 1,518 1,460
Post Road Equipment Finance LLC, Series 2024-1A, Class D, 6.77%, 10/15/30, Callable
8/15/26 @ 100(a) ................................................... 333 341
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @
100(a) ........................................................... 989 1,008
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 3,000 2,780
Series 2024-1A, Class F, 8.87%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 875 887
25,424
Total Asset-Backed Securities (Cost $47,871)
a
a
a
49,349
Collateralized Loan Obligations (3.1%)
Cash Flow CLO (3.1%):
720 East CLO I Ltd. .....................................................
Series 2022-1A, Class D, 10.77% (TSFR3M+ 615bps), 1/20/36, Callable 1/20/25 @
100(a)(b) ......................................................... 9,500 9,612
Series 2023-IA, Class E, 13.31% (TSFR3M+865bps), 4/15/36, Callable 4/15/25 @
100(a)(b) ......................................................... 12,750 13,057
720 East CLO II Ltd., Series 2023-2A, Class E, 13.23% (TSFR3M+857bps), 10/15/36,
Callable 10/15/25 @ 100(a)(b) ......................................... 1,500 1,550
Barrow Hanley CLO I Ltd., Series 2023-1A, Class D, 10.78% (TSFR3M+616bps), 4/20/35,
Callable 1/20/25 @ 100(a)(b) .......................................... 3,700 3,740
Barrow Hanley CLO II Ltd., Series 2023-2A, Class E, 13 .65% (TSFR3M+837bps), 10/20/35,
Callable 1/20/25 @ 100(a)(b) .......................................... 3,000 3,037

Victory Portfolios III
Victory High Income Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oaktree CLO Ltd., Series 2023-2A, Class E, 13.27% (TSFR3M+865bps), 7/20/36, Callable
7/20/25 @ 100(a)(b) ................................................. $ 1,500 $ 1,522
32,518
Total Collateralized Loan Obligations (Cost $31,453)
a
a
a
32,518
Collateralized Mortgage Obligations (1.2%)
Commercial MBS (1.2%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11% , 7/5/40(a)(c)(d) ................ 3,000 2,811
BPR Trust, Series 2022-STAR, Class A, 8.04% (TSFR1M+323bps), 8/15/39(a)(b)(d) ...... 2,536 2,525
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44(a)(c)(d) ...................... 2,000 1,433
COMM Mortgage Trust, Series 2024-277P, Class B, 7.00%, 8/10/44(a)(c)(d) ............ 1,500 1,554
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, 9/10/39(a)(c)(d) ...... 1,155 1,027
ONE Mortgage Trust, Series 2021-PARK, Class D, 6.42% (TSFR1M+161bps), 3/15/36(a)(b)
(d) ............................................................. 1,775 1,691
SHR Trust, Series 2024-LXRY, Class D, 8.40% (TSFR1M+360bps), 10/15/41(a)(b)(d) ..... 1,250 1,254
12,295
Private CMO Floating (0.0%):(e)
CHL Mortgage Pass Through Trust, Series 2004-25, Class 1A6, 5.81% (TSFR1M+107bps),
2/25/35, Callable 11/25/24 @ 100(b) ..................................... 475 303
Total Collateralized Mortgage Obligations (Cost $12,229)
a
a
a
12,598
Shares
Common Stocks (0.1%)
Energy (0.0%):(e)
GenOn Energy, Inc.(f) ................................................... 16,168 284
Sabine Oil & Gas Holdings, Inc.(f)(g) ........................................ 2,824 —(n)
284
Real Estate (0.1%):
Crown Castle, Inc. ...................................................... 6,253 672
Total Common Stocks (Cost $3,155)
a
a
a
956
Preferred Stocks (0.4%)
Consumer Staples (0.4%):
CHS, Inc., Series 1, 7.88%(h) .............................................. 87,180 2,322
CHS, Inc., Series 2, 7.10%(h) .............................................. 76,204 1,972
4,294
Real Estate (0.0%):(e)
Prologis, Inc., Series Q, 8.54%(h) ........................................... 5,310 313
Total Preferred Stocks (Cost $4,430)
a
a
a
4,607
Principal Amount
(000)
Senior Secured Loans (6.5%)
Communication Services (0.1%):
United Talent Agency LLC, Term B Loan, First Lein, 8.57% (SOFR01M+375bps), 7/7/28(b) . 995 1,000
Consumer Discretionary (1.2%):
Alterra Mountain Co., Term Loan, First Lien, 8.35% (SOFR01M+350bps), 5/31/30(b) ..... 491 491
AMC Entertainment Holdings, Inc., 11.74% (SOFR01M+700bps), 1/4/29(b) ............ 2,596 2,638
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 8.54% (SOFR01M+375bps),
1/29/29(b) ........................................................ 208 208
Great Outdoors Group LLC, Term B1, First Lien, 8.60% (SOFR01M+375bps), 3/6/28(b) ... 475 476
Ontario Gaming GTA Ltd. Partnership, Term B Loans, First Lien, 8.89% (SOFR03M+425bps),
7/20/30(b) ........................................................ 993 992
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 3/3/28(i) ............ 7,474 7,092

Victory Portfolios III
Victory High Income Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Polaris Newco LLC, Dollar Term Loan, First Lien, 9.25% (SOFR03M+400bps), 6/2/28(b) .. $ 1,213 $ 1,203
13,100
Consumer Staples (0.6%):
Alliance Laundry Systems LLC, 8.35% (SOFR01M+350bps), 8/19/31(b) ............... 3,000 3,004
TKC Holdings, Inc., 9.76% (SOFR01M+500bps), 5/15/28(b) ....................... 2,986 2,972
5,976
Financials (3.0%):
Acrisure LLC, Term Loan B- 6, First Lien, 8.01% (SOFR01M+325bps), 11/6/30(b) ....... 998 995
AmWINS Group, Inc., Term Loan, First Lien, 7.10% (SOFR01M+225bps), 2/22/28(b) ..... 497 497
Amynta Agency Borrower, Inc., 9.00% (SOFR03M+375bps), 2/28/28(b) ............... 1,985 1,989
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 8.53%
(SOFR06M+375bps), 2/18/31(b) ........................................ 1,413 1,414
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 8.35%
(SOFR03M+375bps), 2/18/31(b) ........................................ 87 88
Blackhawk Network Holdings, Inc., Term Loan, First Lien, 9.85% (SOFR01M+500bps),
3/12/29(b) ........................................................ 1,496 1,502
CCI Buyer, Inc., Initial Term Loans, First Lien, 8.60% (SOFR03M+400bps), 12/17/27(b) ... 992 992
Central Parent LLC, 2024 Refinancing Term Loan, First Lien, 7.85% (SOFR03M+325bps),
7/6/29(b) ......................................................... 2,985 2,960
Directv Financing LLC, 2024 REFINANCING TERM B LOAN, First Lien, 10.10%
(SOFR01M+525bps), 8/2/29(b) ......................................... 1,523 1,480
Fortress Intermediate 3, Inc., Initial Term Loan, First Lien, 8.60% (SOFR01M+375bps),
6/27/31(b) ........................................................ 1,750 1,746
Howden Group Holdings Ltd., 8.35% (SOFR01M+350bps), 4/18/30(b) ................ 2,970 2,979
LC Ahab US Bidco LLC, Initial Term Loan, First Lien, 8.35% (SOFR01M+350bps), 5/1/31(b) 500 501
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 7.85% (SOFR01M+300bps),
6/30/27(b) ........................................................ 39 21
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 5.85% (SOFR01M+100bps),
12/31/27(b) ....................................................... 366 136
Moneygram International, Inc., 2024 Repricing Term Loans, First Lien, 9.68%
(SOFR03M+475bps), 6/3/30(b) ......................................... 990 927
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien, 9.41% (SOFR03M+475bps),
10/11/28(b) ....................................................... 2,930 2,700
Nouryon Finance BV, Term Loan B, First Lien, 8.63% (SOFR03M+350bps), 4/3/28(b) ..... 990 995
OneDigital Borrower LLC, Initial Loan, Second Lien, 10.10% (SOFR01M+525bps), 7/2/32(b) 3,000 2,966
Roper Industrial Products Investment Co. LLC, Tranche C Term Loan, First Lien, 7.85%
(SOFR03M+325bps), 11/23/29(b) ....................................... 2,950 2,950
StubHub Holdco Sub LLC, Term B, First Lien, 9.60% (SOFR01M+475bps), 3/15/30(b) .... 983 980
Truist Insurance Holdings, Inc., Initial Term Loan, Second Lien, 9.35% (SOFR03M+475bps),
5/6/32(b) ......................................................... 1,000 1,012
WestJet Loyalty LP, Initial Term Loan, First Lien, 8.35% (SOFR03M+375bps), 2/14/31(b) .. 995 994
30,824
Health Care (0.1%):
Bausch + Lomb Corp., New Term Loans, First Lien, 8.85% (SOFR01M+400bps), 9/29/28(b) 1,485 1,487
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien, 10.10%
(SOFR01M+525bps), 2/1/27(b) ......................................... 1 1
1,488
Industrials (0.4%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 9.37% (SOFR03M+475bps),
4/20/28(b) ........................................................ 525 540
The GEO Group, Inc., Term Loan, First Lien, 4/16/29(i) ........................... 2,000 2,034
Windstream Services LLC, 9.61% (SOFR01M+475bps), 10/6/31(b) ................... 1,000 1,004
3,578
Information Technology (1.0%):
BCPE Pequod Buyer Inc., Term Loan, First Lien, 9/20/31(i) ........................ 500 500
Cloud Software Group, Inc., Third Amendment Term Loans, First Lien, 9.10%
(SOFR03M+450bps), 3/24/31(b) ........................................ 1,000 1,000
Dye & Durham Corp., Term B Loans, First Lien, 8.85% (SOFR03M+425bps), 4/14/31(b) ... 1,914 1,920
Marcel Bidco LLC, Facility B5, First Lien, 8.84% (SOFR Daily+400bps), 11/13/30(b) ..... 993 995

Victory Portfolios III
Victory High Income Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien, 9.66% (SOFR03M+500bps),
4/11/29(b) ........................................................ $ 2,955 $ 2,726
Rocket Software, Inc., Term Loan, First Lien, 9.60% (SOFR01M+475bps), 11/28/28(b) .... 2,985 2,988
UKG, Inc., Initial Term Loans, First Lien, 7.72% (SOFR03M+325bps), 2/10/31(b) ........ 129 129
10,258
Materials (0.1%):
LABL, Inc., TLB, First Lien, 9.85% (SOFR01M+500bps), 10/30/28(b) ................ 992 969
Total Senior Secured Loans (Cost $66,989)
a
a
a
67,193
Corporate Bonds (55.0%)
Communication Services (11.9%):
AMC Networks, Inc.
10.25%, 1/15/29, Callable 1/15/26 @ 105.13(a) ............................. 200 206
4.25%, 2/15/29, Callable 11/16/24 @ 102.13(j) .............................. 1,500 1,034
Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(a)(j) ..................... 81 64
Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 11/16/24 @ 101.41(a) ............. 1,997 1,857
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 12/6/24 @ 102.38(a) ............................... 500 455
4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a) .............................. 500 446
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a) ................................ 5,000 4,158
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(a) .............................. 4,000 3,202
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29, Callable 10/15/26 @
104.75(a) ......................................................... 1,500 1,519
Clear Channel Outdoor Holdings, Inc.
9.00%, 9/15/28, Callable 9/15/25 @ 104.5(a) ............................... 1,500 1,576
7.50%, 6/1/29, Callable 12/6/24 @ 103.75(a)(j) ............................. 1,000 854
7.88%, 4/1/30, Callable 10/1/26 @ 103.94(a) ............................... 2,000 2,039
Consolidated Communications, Inc., 6.50%, 10/1/28, Callable 11/16/24 @ 103.25(a) ....... 2,500 2,375
CSC Holdings LLC
11.25%, 5/15/28, Callable 5/15/25 @ 105.63(a) ............................. 4,500 4,387
11.75%, 1/31/29, Callable 1/31/26 @ 105.88(a) ............................. 3,000 2,926
6.50%, 2/1/29, Callable 11/16/24 @ 103.25(a) .............................. 2,000 1,689
4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a) .............................. 3,000 2,212
5.00%, 11/15/31, Callable 11/15/26 @ 102.5(a) ............................. 2,500 1,219
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 12/6/24 @ 100(a) .......... 7,151 2,910
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/27, Callable 12/6/24
@ 102.94(a) ...................................................... 2,872 2,766
DISH DBS Corp.
7.75%, 7/1/26 ..................................................... 1,000 845
5.25%, 12/1/26, Callable 6/1/26 @ 100(a) ................................. 1,500 1,388
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(a) ................ 10,500 11,054
Frontier Communications Holdings LLC, 6.75%, 5/1/29, Callable 12/6/24 @ 103.38(a) ..... 12,375 12,315
Gray Television, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(a)(j) ............................ 7,700 7,999
4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a) ............................ 257 162
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a)(j) ........................... 12,500 7,490
iHeartCommunications, Inc., 6.38%, 5/1/26, Callable 11/21/24 @ 100(j) ............... 2,000 1,690
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 12/6/24 @ 101.16(a) ............ 2,000 1,922
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56(a) ......................... 1,000 958
Nexstar Media, Inc., 5.63%, 7/15/27, Callable 11/16/24 @ 101.41(a) .................. 1,500 1,474
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 12/6/24 @ 101.94(a) .............................. 6,000 4,666
5.38%, 1/15/31, Callable 1/15/26 @ 102.69(a)(j) ............................ 10,473 5,921
Sinclair Television Group, Inc.
5.50%, 3/1/30, Callable 12/6/24 @ 102.75(a) ............................... 820 565
4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)(j) ............................ 2,000 1,530
Sirius XM Radio, Inc.
4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a) ................................ 1,000 895
3.88%, 9/1/31, Callable 9/1/26 @ 101.94(a)(j) .............................. 2,000 1,721
TEGNA, Inc., 5.00%, 9/15/29, Callable 11/21/24 @ 102.5 .......................... 1,500 1,399

Victory Portfolios III
Victory High Income Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Townsquare Media, Inc., 6.88%, 2/1/26, Callable 12/6/24 @ 101.72(a)(j) ............... $ 2,000 $ 1,994
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29, Callable
11/16/24 @ 103.25(a) ................................................ 2,000 1,719
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69(a) .......... 2,000 1,919
Urban One, Inc., 7.38%, 2/1/28, Callable 12/6/24 @ 103.69(a) ....................... 3,616 2,683
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28, Callable
12/6/24 @ 101.94(a) ................................................ 3,000 3,016
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31, Callable
10/1/27 @ 104.13(a) ................................................ 1,000 1,012
Zayo Group Holdings, Inc.
4.00%, 3/1/27, Callable 12/6/24 @ 100(a)(j) ................................ 6,500 5,786
6.13%, 3/1/28, Callable 12/6/24 @ 101.53(a)(j) ............................. 4,000 3,433
123,450
Consumer Discretionary (7.2%):
Acushnet Co., 7.38%, 10/15/28, Callable 10/15/25 @ 103.69(a) ...................... 1,000 1,045
Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a) .......... 2,000 1,841
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @
102.31(a) ......................................................... 3,335 3,071
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 12/6/24 @
102.69(a)(j) ....................................................... 2,000 1,862
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 11/21/24 @ 103.63 ............... 1,250 1,271
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(a) ................... 1,000 933
Boyne USA, Inc., 4.75%, 5/15/29, Callable 12/6/24 @ 102.38(a) ..................... 3,015 2,873
Caesars Entertainment, Inc.
7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a) ............................... 2,000 2,050
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(a) .............................. 2,200 2,233
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 813 816
Churchill Downs, Inc.
5.75%, 4/1/30, Callable 4/1/25 @ 102.88(a) ................................ 1,000 984
6.75%, 5/1/31, Callable 5/1/26 @ 103.38(a) ................................ 2,500 2,545
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28, Callable 2/15/25 @ 104.88(a) .......... 810 853
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
1/15/25 @ 103.38(a) ................................................ 2,000 1,818
Ford Motor Co., 4.75%, 1/15/43 ............................................ 2,000 1,617
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32, Callable 5/31/27 @
103.88(a) ......................................................... 1,000 998
Graham Packaging Co., Inc., 7.13%, 8/15/28, Callable 12/6/24 @ 101.78(a) ............. 250 243
Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable 7/15/26 @ 103.19(a) ............... 1,000 1,004
Hanesbrands, Inc., 9.00%, 2/15/31, Callable 2/15/26 @ 104.5(a)(j) .................... 1,500 1,610
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a) ........... 2,000 1,823
LCM Investments Holdings II LLC, 8.25%, 8/1/31, Callable 8/1/26 @ 104.13(a) ......... 1,000 1,046
LGI Homes, Inc., 8.75%, 12/15/28, Callable 12/15/25 @ 104.38(a) ................... 500 526
Light & Wonder International, Inc., 7.25%, 11/15/29, Callable 11/21/24 @ 103.63(a) ...... 2,000 2,044
Lithia Motors, Inc.
3.88%, 6/1/29, Callable 12/6/24 @ 101.94(a) ............................... 7,239 6,641
4.38%, 1/15/31, Callable 10/15/25 @ 102.19(a) ............................. 3,000 2,745
M/I Homes, Inc., 4.95%, 2/1/28, Callable 11/21/24 @ 102.48 ....................... 3,000 2,901
MGM Resorts International, 6.13%, 9/15/29, Callable 9/15/26 @ 103.06 ............... 1,000 997
Newell Brands, Inc., 6.88%, 4/1/36, Callable 10/1/35 @ 100 ........................ 500 498
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 ............................ 2,000 1,813
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 12/6/24 @ 103.88(a) ..... 2,000 1,942
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 1,100 932
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable
3/1/25 @ 103.31(a) ................................................. 1,000 974
Sotheby's, 7.38%, 10/15/27, Callable 11/16/24 @ 100(a) ........................... 4,524 4,393
Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @ 105.38(a) ......................... 2,500 2,420
Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33 @ 100 ........................... 569 581
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100(a) ......... 1,000 1,000
The Gap, Inc., 3.63%, 10/1/29, Callable 12/6/24 @ 101.81(a) ....................... 2,000 1,795
The Hertz Corp., 5.00%, 12/1/29, Callable 12/6/24 @ 102.5(a)(j) ..................... 1,750 1,133
The Michaels Cos., Inc., 5.25%, 5/1/28, Callable 11/16/24 @ 101.31(a) ................ 1,500 1,084
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a) ..................... 1,575 1,613

Victory Portfolios III
Victory High Income Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
VT Topco, Inc., 8.50%, 8/15/30, Callable 8/15/26 @ 104.25(a) ...................... $ 500 $ 526
Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable 1/30/27 @ 103.81(a) .................. 300 310
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 12/6/24 @ 101.63(a) 2,085 1,994
WW International, Inc., 4.50%, 4/15/29, Callable 12/6/24 @ 102.25(a) ................. 3,500 880
ZF North America Capital, Inc.
6.88%, 4/14/28, Callable 3/14/28 @ 100(a) ................................ 1,000 1,009
6.88%, 4/23/32, Callable 2/23/32 @ 100(a) ................................ 2,000 1,954
75,241
Consumer Staples (3.2%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a) .............................. 3,500 3,560
4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a) .............................. 7,500 7,331
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 11/16/24 @ 102.06(a) ............. 1,500 1,402
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 11/16/24 @
100(a) ........................................................... 2,000 148
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 12/6/24 @ 103.31(a) ................. 3,000 2,993
Performance Food Group, Inc.
4.25%, 8/1/29, Callable 12/6/24 @ 102.13(a) ............................... 3,500 3,275
6.13%, 9/15/32, Callable 9/15/27 @ 103.06(a) .............................. 1,000 1,005
Post Holdings, Inc.
4.63%, 4/15/30, Callable 4/15/25 @ 102.31(a) .............................. 1,000 935
6.25%, 2/15/32, Callable 2/15/27 @ 103.13(a) .............................. 3,250 3,290
6.38%, 3/1/33, Callable 9/1/27 @ 103.19(a) ................................ 2,500 2,476
U.S. Foods, Inc.
4.75%, 2/15/29, Callable 12/6/24 @ 102.38(a) .............................. 3,000 2,891
5.75%, 4/15/33, Callable 10/15/27 @ 102.88(a) ............................. 2,000 1,970
Walgreens Boots Alliance, Inc., 8.13%, 8/15/29, Callable 8/15/26 @ 104.06(j) ........... 2,000 1,985
33,261
Energy (3.8%):
California Resources Corp., 8.25%, 6/15/29, Callable 6/15/26 @ 104.13(a) .............. 2,000 2,020
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75(a) 2,500 2,378
Energy Transfer LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(b)(h) ........... 1,000 1,017
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(a) ................ 4,000 4,096
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 12/6/24 @ 102.08(a) .............................. 1,500 1,464
6.25%, 4/15/32, Callable 5/15/27 @ 103.13(a) .............................. 1,000 938
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 1,000 958
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 3,765 3,694
Hunt Cos., Inc., 5.25%, 4/15/29, Callable 12/6/24 @ 102.63(a) ...................... 1,928 1,828
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31, Callable 9/1/27 @ 104.13(a) ........ 2,000 1,962
Murphy Oil Corp., 6.00%, 10/1/32, Callable 10/1/27 @ 103 ........................ 1,500 1,444
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ................. 2,000 1,775
New Fortress Energy, Inc., 6.75%, 9/15/25, Callable 11/13/24 @ 100(a) ................ 5,509 5,495
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) .......... 500 496
Prairie Acquiror LP, 9.00%, 8/1/29, Callable 2/1/26 @ 104.5(a) ...................... 500 507
SM Energy Co., 7.00%, 8/1/32, Callable 8/1/27 @ 103.5(a) ......................... 1,000 993
Sunoco LP, 7.25%, 5/1/32, Callable 5/1/27 @ 103.63(a) ........................... 1,500 1,563
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 3/1/27, Callable 12/6/24 @ 101.5(a) ................................ 3,000 2,977
7.38%, 2/15/29, Callable 2/15/26 @ 103.69(a) .............................. 1,000 1,003
Venture Global LNG, Inc.
8.38%, 6/1/31, Callable 6/1/26 @ 104.19(a) ................................ 2,000 2,076
9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................................ 325 355
39,039
Financials (4.2%):
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29, Callable 2/1/26 @ 104.13(a) ................................ 1,500 1,525
7.50%, 11/6/30, Callable 5/15/26 @ 103.75(a) .............................. 3,000 3,047
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/1/31, Callable
10/1/27 @ 103.69(a) ................................................ 2,000 1,984
Aretec Group, Inc., 10.00%, 8/15/30, Callable 10/15/26 @ 105(a) .................... 2,000 2,180

Victory Portfolios III
Victory High Income Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
AssuredPartners, Inc., 7.50%, 2/15/32, Callable 2/15/27 @ 103.75(a) .................. $ 500 $ 504
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%,
5/15/31, Callable 5/15/27 @ 103.56(a) .................................... 1,000 1,022
Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a) ......................... 2,100 2,138
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 2,700 2,847
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(b)(h) .... 2,155 2,139
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30, Callable 6/15/26 @
103.31(a) ......................................................... 3,000 3,049
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(b) ........ 2,020 1,990
Focus Financial Partners LLC, 6.75%, 9/15/31, Callable 9/15/27 @ 103.38(a) ............ 1,250 1,242
Ford Motor Credit Co. LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100 ................. 4,000 3,616
Hightower Holding LLC, 9.13%, 1/31/30, Callable 7/31/26 @ 104.56(a) ............... 750 791
LABL, Inc., 10.50%, 7/15/27, Callable 11/16/24 @ 100(a)(j) ........................ 2,000 1,981
Lehman Brothers Holdings, Inc., 5.75%, 4/25/11, MTN ............................ 1,000 1
Level 3 Financing, Inc., 10.75%, 12/15/30, Callable 3/22/27 @ 105.38(a) ............... 4,500 5,042
MetLife, Inc., 10.75%, 8/1/39, Callable 8/1/34 @ 100 ............................. 1,000 1,392
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(a) .................. 500 480
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(a) ..................... 500 551
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%,
5/15/29, Callable 12/6/24 @ 102.44(a) .................................... 500 476
PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26 @ 104.44(a) ...................... 1,700 1,765
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(h) ........ 1,000 996
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(a) ......................................................... 1,000 1,026
Starwood Property Trust, Inc.
4.38%, 1/15/27, Callable 7/15/26 @ 100(a) ................................ 500 482
7.25%, 4/1/29, Callable 10/1/28 @ 100(a) ................................. 500 514
Watco Cos. LLC/Watco Finance Corp., 7.13%, 8/1/32, Callable 8/1/27 @ 103.56(a) ....... 1,000 1,032
43,812
Health Care (2.0%):
CHS/Community Health Systems, Inc.
4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a) .............................. 1,500 1,252
10.88%, 1/15/32, Callable 2/15/27 @ 105.44(a) ............................. 500 536
Eastern Maine Healthcare Systems, 5.02%, 7/1/36 ............................... 3,000 2,772
Embecta Corp., 6.75%, 2/15/30, Callable 2/15/27 @ 101.69(a) ...................... 1,000 933
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31 ................... 500 471
Medline Borrower LP, 3.88%, 4/1/29, Callable 12/6/24 @ 101.94(a) .................. 2,250 2,106
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) .. 1,100 1,120
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @
102.56(a)(j) ....................................................... 3,000 2,735
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 2/15/25 @ 102.69(a) ............ 3,500 3,348
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 3,500 3,131
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 12/6/24 @ 101.53 ................... 500 500
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(a) .......... 2,000 2,040
20,944
Industrials (10.8%):
Alta Equipment Group, Inc., 9.00%, 6/1/29, Callable 6/1/26 @ 104.5(a) ................ 1,000 889
American Airlines Pass Through Trust, 3.70%, 10/15/25 ........................... 976 947
American Airlines, Inc.
7.25%, 2/15/28, Callable 2/15/25 @ 103.63(a) .............................. 500 508
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(a) ............................. 1,000 1,049
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 9,634 9,546
APX Group, Inc., 5.75%, 7/15/29, Callable 12/6/24 @ 102.88(a) ..................... 2,000 1,975
Arcosa, Inc., 6.88%, 8/15/32, Callable 8/15/27 @ 103.44(a) ......................... 1,500 1,539
Brightline East LLC, 11.00%, 1/31/30, Callable 5/9/27 @ 105.5(a)(j) .................. 2,000 1,805
Builders FirstSource, Inc., 6.38%, 3/1/34, Callable 3/1/29 @ 103.19(a) ................. 3,000 3,022
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 11/21/24 @ 102.06(a) ............... 1,000 946
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(j) ......................... 2,092 2,109
Cornerstone Building Brands, Inc., 9.50%, 8/15/29, Callable 8/15/26 @ 104.75(a) ......... 1,000 1,032
Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable 5/15/27 @ 104(a) ................ 1,000 1,045
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31, Callable 7/15/27 @ 103.38(a) 1,000 1,023

Victory Portfolios III
Victory High Income Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... $ 500 $ 509
Fortress Intermediate 3, Inc., 7.50%, 6/1/31, Callable 6/1/27 @ 103.75(a) ............... 1,000 1,040
Gates Corp., 6.88%, 7/1/29, Callable 7/1/26 @ 103.44(a) .......................... 1,000 1,029
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(a) .............. 2,000 2,018
Griffon Corp., 5.75%, 3/1/28, Callable 12/6/24 @ 101.92 .......................... 1,500 1,473
GXO Logistics, Inc., 6.50%, 5/6/34, Callable 2/6/34 @ 100 ......................... 3,658 3,802
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 12/6/24 @ 101.94(a) .......... 2,000 1,848
Herc Holdings, Inc., 6.63%, 6/15/29, Callable 6/15/26 @ 103.31(a) ................... 2,000 2,047
Howmet Aerospace, Inc., 5.95%, 2/1/37 ....................................... 1,000 1,053
JB Poindexter & Co., Inc., 8.75%, 12/15/31, Callable 12/15/26 @ 104.38(a) ............. 2,000 2,099
Masterbrand, Inc., 7.00%, 7/15/32, Callable 7/15/27 @ 103.5(a) ..................... 1,500 1,537
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(a) ..................... 500 499
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 1,417 1,478
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. 2,318 2,335
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31, Callable 3/15/26 @ 103.88(a) .............. 2,000 2,110
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 12/6/24 @ 102.19(a) ....... 1,000 939
RR Donnelley & Sons Co., 9.50%, 8/1/29, Callable 8/1/26 @ 104.75(a) ................ 1,000 1,007
RXO, Inc., 7.50%, 11/15/27, Callable 12/6/24 @ 103.75(a) ......................... 1,903 1,976
Sensata Technologies, Inc., 6.63%, 7/15/32, Callable 7/15/27 @ 103.31(a) .............. 1,000 1,013
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) ............................ 4,000 4,310
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(a) ............................ 6,109 6,785
Spirit Airlines Pass Through Trust, 4.10%, 4/1/28 ................................ 1,545 1,436
Standard Industries, Inc.
4.38%, 7/15/30, Callable 7/15/25 @ 102.19(a) .............................. 3,000 2,761
3.38%, 1/15/31, Callable 7/15/25 @ 101.69(a) .............................. 5,000 4,342
The ADT Security Corp., 4.88%, 7/15/32(a) .................................... 1,000 931
The Boeing Co., 6.86%, 5/1/54, Callable 11/1/53 @ 100(a) ......................... 2,500 2,681
The GEO Group, Inc., 8.63%, 4/15/29, Callable 4/15/26 @ 104.31 .................... 3,250 3,398
The Hertz Corp., 12.63%, 7/15/29, Callable 7/15/27 @ 106.31(a)(j) ................... 2,000 2,120
TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 12/6/24 @ 101.31(a) ............ 1,000 984
TKC Holdings, Inc., 10.50%, 5/15/29, Callable 12/6/24 @ 105.25(a) .................. 3,000 3,030
TransDigm, Inc.
5.50%, 11/15/27, Callable 12/6/24 @ 100 .................................. 2,000 1,984
4.88%, 5/1/29, Callable 12/6/24 @ 102.44 ................................. 1,500 1,431
6.00%, 1/15/33, Callable 9/15/27 @ 103(a) ................................ 1,000 991
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(a) .................... 2,000 2,047
U.S. Airways Pass Through Trust, 3.95%, 11/15/25 ............................... 1,489 1,464
United Airlines Pass Through Trust, 4.88%, 1/15/26 .............................. 11 11
United Rentals North America, Inc.
4.00%, 7/15/30, Callable 7/15/25 @ 102 .................................. 1,500 1,384
6.13%, 3/15/34, Callable 3/15/29 @ 103.06(a) .............................. 5,000 5,035
Verde Purchaser LLC, 10.50%, 11/30/30, Callable 11/30/26 @ 105.25(a) ............... 250 266
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 12/6/24 @ 100(a) ..................... 2,000 1,995
Werner FinCo. LP/Werner FinCo., Inc., 11.50%, 6/15/28, Callable 6/15/25 @ 108.63(a) .... 1,500 1,665
Windsor Holdings III LLC, 8.50%, 6/15/30, Callable 6/15/26 @ 104.25(a) .............. 2,000 2,106
XPO, Inc., 7.13%, 6/1/31, Callable 6/1/26 @ 103.56(a) ............................ 2,225 2,302
112,706
Information Technology (4.0%):
Amentum Holdings, Inc., 7.25%, 8/1/32, Callable 8/1/27 @ 103.63(a) ................. 1,000 1,037
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a) ............... 500 473
Capstone Borrower, Inc., 8.00%, 6/15/30, Callable 6/15/26 @ 104(a) .................. 2,500 2,613
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29, Callable 6/15/25 @ 103.63(a) ...... 3,500 3,512
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(a) .............................. 1,000 976
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(a) ............................... 1,250 1,250
EquipmentShare.com, Inc.
9.00%, 5/15/28, Callable 5/15/25 @ 106.75(a) .............................. 5,100 5,275
8.63%, 5/15/32, Callable 5/15/27 @ 104.31(a) .............................. 2,000 2,064
8.00%, 3/15/33, Callable 9/15/27 @ 104(a) ................................ 1,000 1,012
Gen Digital, Inc., 7.13%, 9/30/30, Callable 9/30/25 @ 103.56(a)(j) ................... 500 517
NCR Voyix Corp., 5.13%, 4/15/29, Callable 12/6/24 @ 102.56(a) .................... 729 696

Victory Portfolios III
Victory High Income Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Neptune BidCo US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a) ............... $ 3,500 $ 3,273
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 3,500 3,145
Rocket Software, Inc.
9.00%, 11/28/28, Callable 5/1/25 @ 103(a) ................................ 2,000 2,084
6.50%, 2/15/29, Callable 12/6/24 @ 103.25(a) .............................. 500 467
S&S Holdings LLC, 8.38%, 10/1/31, Callable 10/1/27 @ 104.19(a) ................... 2,000 2,005
Sabre GLBL, Inc., 11.25%, 12/15/27, Callable 6/15/25 @ 105.63(a)(j) ................. 2,500 2,572
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(a) ............................ 2,471 2,532
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 2,750 2,298
Xerox Holdings Corp., 8.88%, 11/30/29, Callable 11/30/26 @ 104.44(a) ................ 500 435
Zebra Technologies Corp., 6.50%, 6/1/32, Callable 6/1/27 @ 103.25(a) ................ 1,500 1,535
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 11/16/24 @
101.94(a) ......................................................... 2,000 1,823
41,594
Materials (3.6%):
AAR Escrow Issuer LLC, 6.75%, 3/15/29, Callable 3/15/26 @ 103.38(a) ............... 3,000 3,067
Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @ 103.13(a) ........................ 500 502
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 12/6/24 @ 101.69(a) ............ 2,000 1,840
Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ................... 2,000 2,002
Clydesdale Acquisition Holdings, Inc., 6.88%, 1/15/30, Callable 7/15/26 @ 103.44(a) ...... 1,000 1,016
Dcli Bidco LLC, 7.75%, 11/15/29, Callable 11/15/26 @ 103.88(a) .................... 1,674 1,703
Knife River Corp., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(a) ...................... 3,000 3,145
LABL, Inc.
9.50%, 11/1/28, Callable 11/1/25 @ 104.75(a) .............................. 2,000 2,049
8.63%, 10/1/31, Callable 10/1/27 @ 104.31(a) .............................. 2,000 1,928
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 12/6/24 @ 101.81(a) ................ 1,000 936
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28,
Callable 12/6/24 @ 102.19(a) .......................................... 2,000 1,881
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27,
Callable 12/6/24 @ 101(a) ............................................ 1,000 955
Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 1,500 1,532
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(a) .................. 1,500 1,547
SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable 12/6/24 @ 102.44(a) ................ 250 239
Sealed Air Corp., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ..................... 4,500 4,567
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31, Callable 11/15/26 @ 104.44(a) ....... 1,500 1,576
The Chemours Co.
5.75%, 11/15/28, Callable 11/16/24 @ 101.92(a) ............................ 2,000 1,852
4.63%, 11/15/29, Callable 12/6/24 @ 102.31(a)(j) ............................ 4,000 3,467
Tronox, Inc., 4.63%, 3/15/29, Callable 12/6/24 @ 102.31(a) ........................ 1,100 997
United States Steel Corp., 6.88%, 3/1/29, Callable 11/21/24 @ 103.44 ................. 903 910
37,711
Real Estate (2.8%):
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(a) .... 2,000 2,154
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 1,808 1,785
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 12/6/24 @ 102.25(a) .............................. 2,000 1,913
6.50%, 4/1/32, Callable 4/1/27 @ 103.25(a) ................................ 2,000 2,022
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ....................... 1,053 1,076
Service Properties Trust
4.38%, 2/15/30, Callable 8/15/29 @ 100 .................................. 3,000 2,274
8.63%, 11/15/31, Callable 11/15/26 @ 104.31(a) ............................ 1,000 1,056
8.88%, 6/15/32, Callable 6/15/27 @ 104.44 ................................ 5,500 5,118
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 5,161 4,625
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28, Callable
9/15/25 @ 105.25(a) ................................................ 3,500 3,731
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 3,939 3,652
29,406
Utilities (1.5%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 4/15/28, Callable
4/15/25 @ 103.38(a) ................................................ 1,000 1,006

Victory Portfolios III
Victory High Income Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Calpine Corp., 4.63%, 2/1/29, Callable 12/6/24 @ 102.31(a) ........................ $ 5,600 $ 5,319
Entergy Corp., 7.13% (H15T5Y+267bps), 12/1/54, Callable 9/1/29 @ 100(b) ............ 7,500 7,682
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(a) .............. 1,000 1,034
15,041
Total Corporate Bonds (Cost $576,524)
a
a
a
572,205
Yankee Dollars (15.7%)
Communication Services (2.5%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 12/6/24 @ 101.5(a) ............... 11,000 2,976
Altice France SA
5.50%, 1/15/28, Callable 11/16/24 @ 100(a) ................................ 7,500 5,801
5.50%, 10/15/29, Callable 12/6/24 @ 102.75(a) ............................. 7,500 5,664
LCPR Senior Secured Financing DAC, 5.13%, 7/15/29, Callable 12/6/24 @ 102.56(a)(j) .... 2,000 1,681
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 753 765
Virgin Media Finance PLC, 5.00%, 7/15/30, Callable 7/15/25 @ 102.5(a) ............... 3,500 3,007
Vmed O2 UK Financing I PLC
4.75%, 7/15/31, Callable 7/15/26 @ 102.38(a) .............................. 2,512 2,175
7.75%, 4/15/32, Callable 4/15/27 @ 103.88(a) .............................. 2,000 2,002
Zegona Finance PLC, 8.63%, 7/15/29, Callable 7/15/26 @ 104.31(a) .................. 2,251 2,385
26,456
Consumer Discretionary (2.8%):
Carnival Corp.
5.75%, 3/1/27, Callable 12/1/26 @ 100(a) ................................. 3,000 3,009
6.00%, 5/1/29, Callable 12/6/24 @ 103(a) ................................. 2,000 2,002
Great Canadian Gaming Corp., 8.75%, 11/15/29, Callable 11/15/26 @ 104.38(a) .......... 837 841
IHO Verwaltungs GmbH
6.38%, 5/15/29, Callable 12/6/24 @ 103.19(a)(k) ............................ 1,024 990
8.00%, 11/15/32, Callable 11/15/27 @ 104(a)(l) ............................. 4,000 4,023
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ......... 2,000 2,020
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31(a) ................... 500 468
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 12/6/24 @ 102.69(a) ............. 1,000 920
NCL Corp. Ltd.
5.88%, 3/15/26, Callable 12/15/25 @ 100(a) ............................... 12,950 12,932
7.75%, 2/15/29, Callable 11/15/28 @ 100(a)(j) .............................. 295 312
6.25%, 3/1/30, Callable 3/1/27 @ 103.13(a) ................................ 1,000 991
Royal Caribbean Cruises Ltd., 5.63%, 9/30/31, Callable 9/30/27 @ 102.81(a) ............ 300 299
Viking Cruises Ltd., 9.13%, 7/15/31, Callable 7/15/26 @ 104.56(a) ................... 500 540
29,347
Energy (0.8%):
Baytex Energy Corp., 7.38%, 3/15/32, Callable 3/15/27 @ 103.69(a) .................. 1,500 1,453
Consolidated Energy Finance SA, 12.00%, 2/15/31, Callable 2/15/27 @ 106(a) ........... 500 488
Harbour Energy PLC, 5.50%, 10/15/26, Callable 12/6/24 @ 101.38(a) ................. 2,000 1,989
Northriver Midstream Finance LP, 6.75%, 7/15/32, Callable 7/15/27 @ 103.38(a) ......... 2,000 2,052
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100 ................ 2,000 1,628
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 250 262
7,872
Financials (3.9%):
1375209 BC Ltd., 9.00%, 1/30/28, Callable 11/16/24 @ 100(a)(j) .................... 17,122 17,071
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. 1,859 1,907
Ardonagh Group Finance Ltd., 8.88%, 2/15/32, Callable 2/15/27 @ 104.44(a) ........... 5,000 5,119
Belron UK Finance PLC, 5.75%, 10/15/29, Callable 10/15/26 @ 102.88(a) .............. 1,000 1,002
Deutsche Bank AG
4.88% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(b) ................ 2,000 1,941
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b) ..................... 825 709
GGAM Finance Ltd.
6.88%, 4/15/29, Callable 4/15/26 @ 103.44(a) .............................. 1,000 1,022
5.88%, 3/15/30, Callable 9/15/26 @ 102.94(a) .............................. 1,000 988
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
8.13%, 2/15/32, Callable 2/15/27 @ 104.06(a) .............................. 500 506

Victory Portfolios III
Victory High Income Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30, Callable 3/15/26 @ 104.25(a) .............................. $ 500 $ 530
10.50%, 12/15/30, Callable 12/15/25 @ 105.25(a) ........................... 1,000 1,077
Lehman Brothers Treasury Co. BV, 0.00%, MTN(h)(m) ........................... 1,447 —(n)
Macquarie Airfinance Holdings Ltd.
8.13%, 3/30/29, Callable 9/30/25 @ 104.06(a) .............................. 500 528
6.50%, 3/26/31, Callable 1/26/31 @ 100(a) ................................ 1,843 1,911
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(b)(h)(j) .. 1,300 1,299
UniCredit SpA, 5.86% (USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(a)(b) ...... 5,000 4,979
40,589
Health Care (0.2%):
Bausch + Lomb Corp., 8.38%, 10/1/28, Callable 10/1/25 @ 104.19(a) ................. 500 526
Perrigo Finance Unlimited Co., 6.13%, 9/30/32, Callable 9/30/27 @ 103.06 ............. 1,000 986
1,512
Industrials (2.8%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 3,969 3,931
ATS Corp., 4.13%, 12/15/28, Callable 12/6/24 @ 102.06(a) ......................... 1,000 938
Azorra Finance Ltd., 7.75%, 4/15/30, Callable 10/15/26 @ 103.88(a) .................. 4,175 4,125
Bombardier, Inc.
6.00%, 2/15/28, Callable 12/6/24 @ 103(a) ................................ 2,500 2,497
7.25%, 7/1/31, Callable 7/1/27 @ 103.63(a) ................................ 3,000 3,102
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a) ......... 845 842
Latam Airlines Group SA
13.38%, 10/15/29, Callable 10/15/25 @ 110.03(a) ........................... 1,000 1,152
7.88%, 4/15/30, Callable 10/15/26 @ 103.94(a) ............................. 1,000 1,002
Optics Bidco SpA, 7.20%, 7/18/36, Callable 4/18/36 @ 100(a) ...................... 2,247 2,311
Seaspan Corp., 5.50%, 8/1/29, Callable 12/6/24 @ 102.75(a) ........................ 1,500 1,427
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28, Callable 6/1/25 @ 104.75(a)(j) .............................. 3,178 3,122
6.38%, 2/1/30, Callable 2/1/25 @ 103.19(a)(j) .............................. 5,000 4,276
28,725
Information Technology (0.7%):
Dye & Durham Ltd., 8.63%, 4/15/29, Callable 4/15/26 @ 104.31(a) ................... 1,000 1,062
Iliad Holding SASU, 8.50%, 4/15/31, Callable 4/15/27 @ 104.25(a) ................... 2,000 2,139
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25 ................................ 2,000 2,155
9.63%, 12/1/32, Callable 12/1/27 @ 104.81 ................................ 2,090 2,382
7,738
Materials (1.8%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(a) ............ 300 313
Algoma Steel, Inc., 9.13%, 4/15/29, Callable 4/15/26 @ 104.56(a) .................... 1,000 1,031
ARD Finance SA, 6.50%, 6/30/27, Callable 12/6/24 @ 100(a)(o) ..................... 2,000 438
Aris Mining Corp., 8.00%, 10/31/29, Callable 10/31/26 @ 104(a) .................... 900 903
Eldorado Gold Corp., 6.25%, 9/1/29, Callable 12/6/24 @ 103.13(a) ................... 2,000 1,968
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 12/6/24 @ 101.25(a) ............... 5,320 5,166
First Quantum Minerals Ltd., 8.63%, 6/1/31, Callable 6/1/26 @ 104.31(a)(j) ............. 1,000 1,008
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100(j) ....................... 2,431 2,349
Mineral Resources Ltd., 9.25%, 10/1/28, Callable 10/1/25 @ 104.63(a) ................ 2,000 2,107
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 12/6/24 @ 102.13(a)(j) .............. 2,215 2,016
Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 11/16/24 @ 100(a) ............ 1,000 999
18,298
Real Estate (0.1%):
TK Elevator Holdco GmbH, 7.63%, 7/15/28, Callable 12/6/24 @ 101.91(a) ............. 1,000 1,005
Sovereign Bond (0.1%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100(a) ..... 1,500 1,421
Total Yankee Dollars (Cost $163,742)
a
a
a
162,963

Victory Portfolios III
Victory High Income Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (0.2%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(b)(h) ................................ $ 2,000 $ 1,977
Total U.S. Government Agency Mortgages (Cost $1,984)
a
a
a
1,977
Commercial Paper (11.1%)
Consumer Discretionary (0.4%):
Whirlpool Corp., 5.22%, 11/5/24(a)(p) ........................................ 4,000 3,997
Consumer Staples (1.7%):
Bacardi USA, Inc., 5.22%, 11/21/24(a)(p) ..................................... 7,500 7,478
ConAgra Brands, Inc.
5.27%, 11/8/24(a)(p) ................................................ 7,000 6,992
5.22%, 11/12/24(a)(p) ................................................ 3,300 3,294
17,764
Energy (2.1%):
APA Corp., 5.44%, 11/1/24(a)(p) ............................................ 1,200 1,200
Ovintiv, Inc., 5.37%, 11/20/24(a)(p) .......................................... 10,200 10,168
Targa Resources Corp.
5.02%, 11/25/24(a)(p) ................................................ 1,300 1,295
4.97%, 12/2/24(a)(p) ................................................ 8,900 8,859
21,522
Financials (0.9%):
Brookfield Corporate Treasury Ltd., 5.09%, 11/8/24(a)(p) .......................... 9,500 9,489
Industrials (1.6%):
Global Payments, Inc., 5.40%, 11/1/24(a)(p) .................................... 5,000 5,000
Huntington Ingalls Industries, Inc., 5.34%, 11/4/24(a)(p) ........................... 10,000 9,994
Quanta Services, Inc., 5.14%, 11/4/24(a)(p) .................................... 1,800 1,799
16,793
Information Technology (1.0%):
Jabil, Inc.
5.31%, 11/1/24(a)(p) ................................................ 5,600 5,599
5.32%, 11/6/24(a)(p) ................................................ 4,600 4,596
10,195
Materials (1.0%):
FMC Corp.
5.49%, 11/5/24(a)(p) ................................................ 3,000 2,998
5.49%, 11/13/24(a)(p) ................................................ 7,200 7,186
10,184
Real Estate (1.0%):
Crown Castle International Corp., 5.25%, 11/19/24(a)(p) ........................... 10,200 10,172
Utilities (1.4%):
Guadalupe Valley Electric Corperative, Inc.
5.38%, 11/14/24(a)(p) ................................................ 7,250 7,235
5.38%, 11/15/24(a)(p) ................................................ 3,000 2,994
The AES Corp., 5.29%, 11/12/24(a)(p) ........................................ 5,000 4,991
15,220
Total Commercial Paper (Cost $115,354)
a
a
a
115,336
Shares
Exchange-Traded Funds (1.7%)
iShares BB Rated Corporate Bond ETF ....................................... 246,500 11,465
iShares iBoxx $ High Yield Corporate Bond ETF(j) .............................. 599 47
SPDR Bloomberg High Yield Bond ETF(j) .................................... 40,315 3,882

Victory Portfolios III
Victory High Income Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
SPDR Portfolio High Yield Bond ETF ........................................ 120,000 $ 2,842
Total Exchange-Traded Funds (Cost $18,059)
a
a
a
18,236
Collateral for Securities Loaned (4.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.78%(q) ........ 11,426,834 11,426
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.77%(q) ............ 11,426,834 11,427
Invesco Government & Agency Portfolio, Institutional Shares, 4.78%(q) ............... 11,426,834 11,427
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.78%(q) . 11,426,834 11,427
Total Collateral for Securities Loaned (Cost $45,707)
a
a
a
45,707
Total Investments (Cost $1,087,497) — 104.1% 1,083,645
Liabilities in excess of other assets —  (4.1)% (43,071)
NET ASSETS - 100.00% $ 1,040,574
At October 31, 2024, the Fund's investments in foreign securities were 21.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2024, the fair value of these securities was
$857,904 (thousands) and amounted to 82.4% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2024.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) Non-income producing security.
(g) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(j) All or a portion of this security is on loan.
(k) Up to 7.13% of the coupon may be PIK.
(l) Up to 8.75% of the coupon may be PIK.
(m) Zero-coupon bond.
(n) Rounds to less than $1 thousand.
(o) Up to 7.25% of the coupon may be PIK.
(p) Rate represents the effective yield at October 31, 2024.
(q) Rate disclosed is the daily yield on October 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of October 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of October 31, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of October 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of October 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of October 31, 2024.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of October 31, 2024.

Victory Portfolios III
Victory High Income Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 77 12/19/24 $ 8,793,948 $ 8,506,094 $ (287,854)
30-Year U.S. Treasury Bond Futures ..... 9 12/19/24 1,116,086 1,061,719 (54,367)
5-Year U.S. Treasury Note Futures ....... 275 12/31/24 29,860,929 29,489,454 (371,475)
$ (713,696)
Total unrealized appreciation $ —
Total unrealized depreciation (713,696)
Total net unrealized appreciation (depreciation) $ (713,696)

Statement of Assets and Liabilities
October 31, 2024
16
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory High
Income Fund
Assets:
Investments, at value (Cost $1,087,497) $ 1,083,645 (a)
Cash 1,873
Deposit with broker for futures contracts 980
Receivables:
Dividends, interest, and securities lending income 15,175
Capital shares issued 102
From Adviser 5
Prepaid expenses 35
Total Assets 1,101,815
Liabilities:
Payables:
Collateral received on loaned securities 45,707
Investments purchased 13,694
Capital shares redeemed 1,076
Variation margin on open futures contracts 58
Accrued expenses and other payables:
Investment advisory fees 408
Administration fees 121
Custodian fees 24
Transfer agent fees 107
Compliance fees 1
Trustees' fees 1
Other accrued expenses 44
Total Liabilities 61,241
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,302,036
Total accumulated earnings (loss) (261,462)
Net Assets $ 1,040,574
Net Assets:
Fund Shares $ 743,664
Institutional Shares 295,432
Class R6 1,478
Total $ 1,040,574
Shares (unlimited number of shares authorized with no par value):
Fund Shares 107,780
Institutional Shares 42,883
Class R6 214
Total 150,877
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 6 .90
Institutional Shares 6 .89
Class R6 6 .90
(a) Includes $43,827 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
17
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory High
Income Fund
Investment Income:
Dividends $ 465
Interest 42,854
Securities lending (net of fees) 249
Total Income 43,568
Expenses:
Investment advisory fees 2,353
Administration fees — Fund Shares 563
Administration fees — Institutional Shares 145
Administration fees — Class R6 — (a)
Sub-Administration fees 12
Custodian fees 80
Transfer agent fees — Fund Shares 455
Transfer agent fees — Institutional Shares 151
Transfer agent fees — Class R6 — (a)
Trustees' fees 23
Compliance fees 4
Legal and audit fees 53
State registration and filing fees 30
Other expenses 63
Recoupment of prior expenses waived/reimbursed by Adviser 36
Total Expenses 3,968
Expenses waived/reimbursed by Adviser (40)
Net Expenses 3,928
Net Investment Income (Loss) 39,640
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (6,444)
Net realized gains (losses) from futures contracts 836
Net change in unrealized appreciation/depreciation on investment securities 26,744
Net change in unrealized appreciation/depreciation on futures contracts (439)
Net realized/unrealized gains (losses) on investments 20,697
Change in net assets resulting from operations $ 60,337
(a) Rounds to less than $1 thousand.

18
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Income Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 39,640 $ 78,766
Net realized gains (losses) (5,608) (27,884)
Net change in unrealized appreciation/depreciation 26,305 35,995
Change in net assets resulting from operations 60,337 86,877
Distributions to Shareholders:
Fund Shares (28,321) (57,006)
Institutional Shares (11,133) (21,303)
Class A — (146) (a)
Class R6 (56) (77)
Change in net assets resulting from distributions to shareholders (39,510) (78,532)
Change in net assets resulting from capital transactions (1,997) (1,946)
Change in net assets 18,830 6,399
Net Assets:
Beginning of period 1,021,744 1,015,345
End of period $ 1,040,574 $ 1,021,744
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

19
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory High Income Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 27,634 $ 57,817
Distributions reinvested 25,775 52,080
Cost of shares redeemed (67,169) (121,334)
Total Fund Shares $ (13,760) $ (11,437)
Institutional Shares
Proceeds from shares issued $ 5,081 $ 8,943
Distributions reinvested 11,122 21,280
Cost of shares redeemed (4,597) (19,058)
Total Institutional Shares $ 11,606 $ 11,165
Class A
Proceeds from shares issued $ — $ 246 (a)
Distributions reinvested — 141 (a)
Cost of shares redeemed — (2,580) (a)
Total Class A $ — $ (2,193)
Class R6
Proceeds from shares issued $ 390 $ 966
Distributions reinvested 56 77
Cost of shares redeemed (289) (524)
Total Class R6 $ 157 $ 519
Change in net assets resulting from capital transactions $ (1,997) $ (1,946)
Share Transactions:
Fund Shares
Issued 4,030 8,556
Reinvested 3,769 7,734
Redeemed (9,808) (17,972)
Total Fund Shares (2,009) (1,682)
Institutional Shares
Issued 743 1,321
Reinvested 1,628 3,164
Redeemed (671) (2,815)
Total Institutional Shares 1,700 1,670
Class A
Issued — 36 (a)
Reinvested — 21 (a)
Redeemed — (377) (a)
Total Class A — (320)
Class R6
Issued 57 142
Reinvested 8 11
Redeemed (42) (77)
Total Class R6 23 76
Change in Shares (286) (256)
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
SOC
Victory High Income Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $6.76 $6.71 $6.91 $7.92 $7.44 $7.91 $8.01
Investment Activities:
Net investment income (loss) 0.26(b) 0.52(b) 0.33(b) 0.37(b) 0.39(b) 0.44(b) 0.47
Net realized and unrealized gains
(losses) 0.14 0.05 (0.20) (1.00) 0.47 (0.47) (0.10)
Total from Investment
Activities 0.40 0.57 0.13 (0.63) 0.86 (0.03) 0.37
Distributions to Shareholders from:
Net investment income (0.26) (0.52) (0.33) (0.38) (0.38) (0.44) (0.47)
Total Distributions (0.26) (0.52) (0.33) (0.38) (0.38) (0.44) (0.47)
Redemption Fees Added to Beneficial
Interests — — — — — — —(c)
Net Asset Value, End of Period $6.90 $6.76 $6.71 $6.91 $7.92 $7.44 $7.91
Total Return(d)(e) 6.04% 8.78% 2.00% (8.17)% 11.84% (0.27)% 4.85%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.78% 0.81% 0.78% 0.75% 0.75% 0.81% 0.85%
Net Investment Income (Loss)(f) 7.58% 7.69% 6.53% 4.93% 5.01% 5.82% 5.93%
Gross Expenses(f)(i) 0.78% 0.81% 0.79% 0.75% 0.75% 0.81% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $743,664 $742,382 $747,751 $782,254 $962,971 $1,027,510 $1,212,711
Portfolio Turnover(d)(j) 34% 58% 60% 35% 30% 48% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $6.75 $6.70 $6.90 $7.91 $7.43 $7.90 $8.00
Investment Activities:
Net investment income (loss) 0.26(b) 0.52(b) 0.33(b) 0.38(b) 0.39(b) 0.44(b) 0.47
Net realized and unrealized gains
(losses) 0.15 0.05 (0.19) (1.00) 0.48 (0.47) (0.09)
Total from Investment
Activities 0.41 0.57 0.14 (0.62) 0.87 (0.03) 0.38
Distributions to Shareholders from:
Net investment income (0.27) (0.52) (0.34) (0.39) (0.39) (0.44) (0.48)
Total Distributions (0.27) (0.52) (0.34) (0.39) (0.39) (0.44) (0.48)
Redemption Fees Added to Beneficial
Interests — — — — — — —(c)
Net Asset Value, End of Period $6.89 $6.75 $6.70 $6.90 $7.91 $7.43 $7.90
Total Return(d)(e) 6.10% 8.89% 2.11% (8.08)% 11.93% (0.19)% 4.94%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.68% 0.72% 0.64% 0.64% 0.67% 0.72% 0.78%
Net Investment Income (Loss)(f) 7.68% 7.78% 6.65% 5.00% 5.08% 5.91% 6.00%
Gross Expenses(f)(i) 0.70% 0.73% 0.66% 0.65% 0.68% 0.73% 0.78%
Supplemental Data:
Net Assets at end of period (000's) $295,432 $278,069 $264,669 $317,913 $801,226 $798,688 $913,599
Portfolio Turnover(d)(j) 34% 58% 60% 35% 30% 48% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory High Income Fund
Class R6
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $6.76 $6.71 $6.91 $7.92 $7.43 $7.90 $8.01
Investment Activities:
Net investment income (loss) 0.27(b) 0.53(b) 0.34(b) 0.41(b) 0.40(b) 0.45(b) 0.48
Net realized and unrealized gains
(losses) 0.14 0.05 (0.20) (1.00) 0.49 (0.47) (0.10)
Total from Investment
Activities 0.41 0.58 0.14 (0.59) 0.89 (0.02) 0.38
Distributions to Shareholders from:
Net investment income (0.27) (0.53) (0.34) (0.42) (0.40) (0.45) (0.49)
Total Distributions (0.27) (0.53) (0.34) (0.42) (0.40) (0.45) (0.49)
Net Asset Value, End of Period $6.90 $6.76 $6.71 $6.91 $7.92 $7.43 $7.90
Total Return(c)(d) 6.12% 8.90% 2.19% (7.65)% 12.25% (0.12)% 4.95%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.64% 0.68% 0.56% 0.22% 0.58% 0.64% 0.65%
Net Investment Income (Loss)(e) 7.72% 7.85% 6.75% 5.51% 5.25% 5.98% 6.13%
Gross Expenses(e)(h) 2.03% 2.17% 3.06% 4.07% 0.92% 0.82% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $1,478 $1,293 $774 $763 $463 $5,323 $5,214
Portfolio Turnover(c)(i) 34% 58% 60% 35% 30% 48% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
23
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
* Effective March 28, 2024, Class A was liquidated.
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered*
Victory High Income Fund High Income Fund Fund Shares, Institutional Shares,
and Class R6

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
24
(Unaudited)
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
High Income Fund
Asset-Backed Securities ......................................... $ — $ 49,349 $ — $ 49,349
Collateralized Loan Obligations ................................... — 32,518 — 32,518
Collateralized Mortgage Obligations ................................ — 12,598 — 12,598
Common Stocks ............................................... 673 283 —(a) 956
Preferred Stocks ............................................... 4,607 — — 4,607
Senior Secured Loans ........................................... — 67,193 — 67,193
Corporate Bonds .............................................. — 572,205 — 572,205
Yankee Dollars ............................................... — 162,963 — 162,963
U.S. Government Agency Mortgages ................................ — 1,977 — 1,977
Commercial Paper ............................................. — 115,336 — 115,336
Exchange-Traded Funds ......................................... 18,236 — — 18,236
Collateral for Securities Loaned ................................... 45,707 — — 45,707
Total ....................................................... $ 69,223 $ 1,014,422 $ —(a) $ 1,083,645
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (714) — — (714)
Total ....................................................... $ (714) $ — $ — $ (714)
(a)
*
Rounds to less than $1 thousand.
Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
25
(Unaudited)
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund invests in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2024, the Fund entered into futures contracts primarily for the strategy of duration management.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2024 (amounts in thousands):
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
High Income Fund
Asset-Backed Securities ......................................... $ — $ 49,349 $ — $ 49,349
Collateralized Loan Obligations ................................... — 32,518 — 32,518
Collateralized Mortgage Obligations ................................ — 12,598 — 12,598
Common Stocks ............................................... 673 283 —(a) 956
Preferred Stocks ............................................... 4,607 — — 4,607
Senior Secured Loans ........................................... — 67,193 — 67,193
Corporate Bonds .............................................. — 572,205 — 572,205
Yankee Dollars ............................................... — 162,963 — 162,963
U.S. Government Agency Mortgages ................................ — 1,977 — 1,977
Commercial Paper ............................................. — 115,336 — 115,336
Exchange-Traded Funds ......................................... 18,236 — — 18,236
Collateral for Securities Loaned ................................... 45,707 — — 45,707
Total ....................................................... $ 69,223 $ 1,014,422 $ —(a) $ 1,083,645
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (714) — — (714)
Total ....................................................... $ (714) $ — $ — $ (714)
(a)
*
Rounds to less than $1 thousand.
Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
26
(Unaudited)
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended October 31, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Interest Rate Risk Exposure: (714,000)
High Income Fund ................................................................................... $ 714
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Interest Rate Risk Exposure: 836,000 (439,000)
High Income Fund ................................................................. $ 836 $ (439)
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
High Income Fund ................................................ $ 43,827 $ — $ 45,707

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
27
(Unaudited)
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
High Income Fund ............................................... $ 312,430 $ 313,090 $ — $ 5,494
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
28
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper High Yield Bond Funds Index. The Lipper High Yield Bond Funds Index tracks the total return performance of the largest funds within the Lipper High Yield Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class R6, respectively. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
High Income Fund Fund Shares
Institutional
Shares Class R6
in thousands $ (185) $ (66) $ —(a)
as annual % rate (0.05)% (0.05)% (0.01)%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
29
(Unaudited)
support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
For the six months ended October 31, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
In effect until August 31, 2025
Fund Shares Institutional Shares Class R6
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83% 0.73% 0.65%
Amount
High Income Fund .................................................................................... $ 36
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
High Income Fund ........................................ $ 49 $ 53 $ 71 $ 40 $ 213
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper High Yield Bond Funds Index. The Lipper High Yield Bond Funds Index tracks the total return performance of the largest funds within the Lipper High Yield Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class R6, respectively. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
High Income Fund Fund Shares
Institutional
Shares Class R6
in thousands $ (185) $ (66) $ —(a)
as annual % rate (0.05)% (0.05)% (0.01)%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
30
(Unaudited)
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
High-Yield/Junk Bond Risk - Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
Loan Risk — The risk that, in addition to the risks typically associated with high-yield/junk fixed-income securities, loans (including floating rate loans) in which the Fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
31
(Unaudited)
agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2024.
8. Federal Income Tax Information:
Distributions from net investment income are declared and paid monthly.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
High Income Fund ..................................................... $ (32,515) $ (220,758) $ (253,273)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40051-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
24
Statement of Operations
25
Statements of Changes in Net Assets
26
Financial Highlights
28
Notes to Financial Statements 32

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Income Fund
2
(Unaudited)
See notes to financial statements.
4
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (10.2%)
ABS Auto (5.0%):
Ally Auto Receivables Trust , Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 4/15/27 @ 100 $ 1,500 $ 1,522
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable
6/18/25 @ 100 ..................................................... 2,000 1,951
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 6/15/25 @ 100 (a) .............. 2,286 2,270
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 6/15/25 @ 100 (a) ............... 1,400 1,381
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 12/15/27 @ 100 (a) .............. 1,100 1,111
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 3,500 3,577
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 4,000 4,103
BofA Auto Trust , Series 2024-1A , Class A4 , 5 .31% , 6/17/30 , Callable 7/15/27 @ 100 (a) .... 1,350 1,373
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 10/15/26 @ 100 ................ 2,930 2,979
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 4/15/27 @ 100 ................ 5,000 5,034
CarMax Select Receivables Trust , Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 5/15/28 @
100 ............................................................. 2,000 2,013
Carvana Auto Receivables Trust , Series 2021-N4 , Class A2 , 1 .80% , 9/11/28 , Callable 6/10/27
@ 100 ........................................................... 2,334 2,254
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 1/25/28 @ 100 (a) ............. 2,750 2,858
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 12/25/27 @ 100 (a) ........... 3,500 3,542
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 12/25/27 @ 100 (a) ............ 964 970
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,500 2,548
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 2/25/28 @ 100 (a) ............ 2,000 2,024
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 4/25/28 @ 100 (a) .............. 1,500 1,513
Chesapeake Funding II LLC , Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @
100 (a) ........................................................... 1,000 1,006
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 3/15/27 @ 100 (a) .............. 3,000 3,035
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 2,000 2,048
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 6/15/27 @
100 (a) ........................................................... 2,360 2,372
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable 8/15/26 @ 100 (a) ............. 3,500 3,572
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 2,000 2,043
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,842 2,938
Series 2024-3A , Class A , 4 .68% , 9/15/34 , Callable 5/15/28 @ 100 (a) .............. 2,000 1,981
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 9/15/25 @ 100 1,839 1,800
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @
100 (a) ........................................................... 1,750 1,800
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 6/20/26 @ 100 (a) ............. 4,000 4,058
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 10/20/26 @ 100 (a) ............ 2,222 2,249
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 2,928 2,949
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 7/20/27 @ 100 (a) .............. 3,000 3,036
Exeter Automobile Receivables Trust , Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable
1/15/25 @ 100 (a) ................................................... 4,486 4,508
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 1/15/29 @
100 (a) ........................................................... 3,232 3,285
Flagship Credit Auto Trust , Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 8/15/25 @ 100 (a) 884 884
Ford Credit Auto Owner Trust ..............................................
Series 2020-1 , Class A , 2 .04% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... 5,333 5,291
Series 2020-1 , Class C , 2 .54% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... 4,200 4,167
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,467 2,487
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 5,000 5,155
Foursight Capital Automobile Receivables Trust , Series 2024-1 , Class B , 5 .55% , 5/15/29 ,
Callable 4/15/27 @ 100 (a) ............................................ 2,143 2,155
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 8/15/28 @ 100 (a) .............. 1,660 1,696
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 8/15/28 @ 100 (a) .............. 998 1,024

Victory Portfolios III
Victory Income Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GLS Auto Select Receivables Trust , Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable
8/15/28 @ 100 (a) ................................................... $ 3,000 $ 3,109
GreenState Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable
10/15/27 @ 100 (a) .................................................. 4,000 4,030
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 12/15/26 @
100 (a) ........................................................... 7,000 7,020
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ................................ 1,000 1,003
Series 2023-3A , Class C , 7 .26% , 2/25/28 (a) ................................ 2,000 2,025
Hertz Vehicle Financing III LP , Series 2021-2A , Class C , 2 .52% , 12/27/27 (a) ............ 3,667 3,394
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A , Class C , 2 .05% , 12/26/25 (a) ............................... 667 661
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,211
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 2,000 1,974
JPMorgan Chase Bank NA , Series 2021-3 , Class C , 0 .86% , 2/26/29 , Callable 6/25/25 @
100 (a) ........................................................... 444 438
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 1/15/26 @ 100 (a) .............. 1,500 1,475
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 6/15/27 @ 100 (a) .............. 2,400 2,414
Series 2023-2A , Class A3 , 5 .42% , 2/15/28 , Callable 8/15/27 @ 100 (a) ............. 3,000 3,015
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 8/15/27 @ 100 (a) .............. 2,719 2,733
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 2,307 2,347
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 8/15/27 @ 100 (a) ............. 1,450 1,485
Merchants Fleet Funding LLC , Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 8/20/27 @
100 (a) ........................................................... 2,759 2,791
OCCU Auto Receivables Trust , Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 1/15/28 @
100 (a) ........................................................... 1,500 1,553
PenFed Auto Receivables Owner Trust , Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable
11/15/28 @ 100 (a) .................................................. 4,500 4,478
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .55% , 4/15/27 (a) ................................ 5,000 5,009
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 5,000 5,077
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 2/15/26 @ 100 (a) ............... 584 584
Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 171 171
Santander Drive Auto Receivables Trust , Series 2022-3 , Class B , 4 .13% , 8/16/27 , Callable
4/15/26 @ 100 ..................................................... 2,584 2,578
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @
100 (a) ........................................................... 1,182 1,200
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 12/15/27 @ 100 (a) ............. 3,450 3,472
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 12/15/27 @ 100 (a) .............. 3,450 3,467
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 9/15/27 @ 100 (a) ............. 900 919
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 9/15/27 @ 100 (a) ............. 3,000 3,083
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 4/15/28 @ 100 (a) .............. 3,980 3,994
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 10/20/27 @ 100 (a) ............. 1,500 1,531
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,218 1,237
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 11/20/27 @ 100 (a) ............. 3,714 3,769
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 3/20/29 @ 100 (a) ............. 3,000 2,976
Tesla Auto Lease Trust ...................................................
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 10/20/25 @ 100 (a) ............. 1,337 1,358
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 6/20/26 @ 100 (a) ............. 3,000 3,023
Toyota Auto Loan Extended Note Trust , Series 2021-1A , Class A , 1 .07% , 2/27/34 , Callable
2/25/26 @ 100 (a) (b) ................................................. 5,500 5,248
Toyota Auto Receivables Owner Trust , Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable
9/15/28 @ 100 ..................................................... 2,883 2,861
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 3,333 3,341
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 7/15/27 @ 100 (a) ............ 3,000 3,035
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 7/15/27 @ 100 (a) .............. 1,600 1,626

Victory Portfolios III
Victory Income Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 7/15/27 @ 100 (a) .............. $ 3,500 $ 3,569
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 2,492 2,505
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ 3,167 3,179
226,530
ABS Card (0.8%):
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 2,280 2,304
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/16/29 (a) ....................... 1,575 1,578
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 5,000 4,889
Evergreen Credit Card Trust ...............................................
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 3,750 3,752
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 2,118 2,127
Golden Credit Card Trust .................................................
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 9,000 8,449
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 4,467 4,163
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 2,344 2,192
Master Credit Card Trust II ................................................
Series 2022-1A , Class C , 2 .27% , 7/21/26 (a) ................................ 3,000 2,976
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 1,273 1,326
Trillium Credit Card Trust II , Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) .............. 3,603 3,620
37,376
ABS Other (3.5%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable
11/15/24 @ 100 (a) .................................................. 8,500 8,030
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 3,500 3,423
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 1,875 1,916
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A , Class B , 2 .08% , 2/15/27 , Callable 11/15/24 @ 100 (a) ............. 2,728 2,702
Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 11/15/24 @ 100 (a) ............. 1,500 1,451
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 7/14/26 @ 100 (a) .............. 1,577 1,588
Series 2024-1 , Class B , 5 .08% , 3/15/32 , Callable 5/14/28 @ 100 (a) ............... 4,000 4,015
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 11/15/24 @
100 (a) ........................................................... 2,827 2,648
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 4/20/28 @ 100 (a) . 2,518 2,553
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 3,256 3,110
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 10/22/25 @ 100 (a) ............. 2,000 2,007
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 6/22/26 @ 100 (a) .............. 1,312 1,329
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 3/15/28 @ 100 (a) ....... 2,333 2,370
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
9/20/25 @ 100 (a) ................................................... 5,667 5,245
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) 4,875 4,501
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 3/20/29 @ 100 (a) ...... 2,257 2,305
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 3/20/27 @ 100 (a) ............. 1,000 1,005
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 3/20/27 @ 100 (a) ............. 2,286 2,311
Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ............. 1,758 1,760
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (c) ............... 6,538 6,124
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 1,597 1,608
Frontier Issuer LLC .....................................................
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 4,667 4,828
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 1,000 1,066
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 3,650 4,089
HPEFS Equipment Trust ..................................................
Series 2022-1A , Class C , 1 .96% , 5/21/29 , Callable 7/20/25 @ 100 (a) .............. 674 670
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 11/20/26 @ 100 (a) ............. 2,550 2,594
John Deere Owner Trust ..................................................
Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 3/15/28 @ 100 ................ 1,100 1,116

Victory Portfolios III
Victory Income Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-C , Class A4 , 4 .15% , 8/15/31 , Callable 5/15/28 @ 100 ................ $ 2,250 $ 2,213
Kubota Credit Owner Trust , Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 5/15/28 @
100 (a) ........................................................... 1,300 1,314
M&T Equipment LEAF1 Notes , Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 8/16/28
@ 100 (a) ......................................................... 1,600 1,592
MMAF Equipment Finance LLC ............................................
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500 1,471
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 1,750 1,778
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 12/20/26 @ 100 (a) ...... 510 482
NP SPE II LLC , Series 2017-1A , Class A2 , 4 .22% , 10/21/47 (a) ...................... 15,625 15,065
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 4,143 3,984
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable
6/15/26 @ 100 (a) ................................................... 1,000 1,001
PEAC Solutions Receivables LLC , Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable
3/20/28 @ 100 (a) ................................................... 3,500 3,508
Progress Residential Trust .................................................
Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @ 100 (a) (c) .......... 4,375 4,172
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) (c) .......... 3,938 3,753
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 18,545 17,700
SCF Equipment Leasing LLC ..............................................
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 7/20/25 @ 100 (a) .............. 867 847
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/29 @ 100 (a) .............. 1,071 1,106
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 8/20/30 @ 100 (a) .............. 3,000 3,153
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 4,000 3,776
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 2,438 2,307
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 962 976
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 10/12/28 @ 100 (a) ........... 1,984 2,003
Volvo Financial Equipment LLC , Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 4/15/28
@ 100 (a) ......................................................... 3,500 3,452
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 7,010 6,088
158,105
Agency ABS Other (0.9%):
CIT Education Loan Trust , Series 2007-1 , Class B , 5 .91% ( SOFR90A + 56 bps ) , 6/25/42 ,
Callable 6/25/27 @ 100 (a) (d) .......................................... 1,822 1,569
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 6 .47% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 11/25/32 @
100 (d) ........................................................... 3,000 2,911
Series 2018-2A , Class B , 6 .12% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 8/25/36 @
100 (a) (d) ......................................................... 3,500 3,142
Nelnet Student Loan Trust , Series 2005-4 , Class B , 5 .91% ( SOFR90A + 54 bps ) , 9/22/35 ,
Callable 12/22/24 @ 100 (d) ........................................... 873 815
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 6 .00% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 1/25/25 @
100 (d) ........................................................... 756 716
Series 2005-9 , Class B , 5 .75% ( SOFR90A + 56 bps ) , 1/25/41 , Callable 10/25/29 @ 100 (d) 1,078 1,021
Series 2006-10 , Class B , 5 .67% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 10/25/30 @
100 (d) ........................................................... 950 921
Series 2007-1 , Class B , 5 .67% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 4/25/29 @ 100 (d) 3,449 3,164
Series 2007-7 , Class B , 6 .20% ( SOFR90A + 101 bps ) , 10/27/70 , Callable 1/25/25 @
100 (d) ........................................................... 5,740 5,739
Series 2012-6 , Class B , 5 .97% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 9/25/29 @ 100 (d) 20,862 19,565
39,563
Total Asset-Backed Securities (Cost $465,695)
a
a
a
461,574

Victory Portfolios III
Victory Income Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (4.9%)
Agency CMO Other (0.1%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ $ 1,756 $ 1,763
Agency Commercial MBS (1.1%):
Federal Home Loan Mortgage Corporation .....................................
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 8,000 7,313
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 5,455 5,008
Series KG02 , Class A2 , 2 .41% , 8/25/29 ................................... 9,091 8,284
Series KIR1 , Class A2 , 2 .85% , 3/25/26 ................................... 12,000 11,714
Series S8FX , Class A1 , 3 .02% , 3/25/27 ................................... 7,395 7,250
Federal National Mortgage Association .......................................
Series 2017-M15 , Class AV2 , 2 .59% , 11/25/24 (b) ............................ 16 16
Series 2017-M2 , Class A2 , 2 .83% , 2/25/27 (b) ............................... 2,069 2,001
Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (b) ............................... 2,035 1,969
Series 2018-M4 , Class A2 , 3 .06% , 3/25/28 (b) ............................... 5,083 4,874
Series 2022-M12 , Class A , 3 .10% , 12/25/28 (b) .............................. 2,488 2,363
50,792
Commercial MBS (3.7%):
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (c) ........................... 5,000 4,805
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) (c) ........................... 4,000 3,690
BAMLL Commercial Mortgage Securities Trust , Series 2015-200P , Class B , 3 .49% , 4/14/33 ,
Callable 4/14/25 @ 100 (a) (c) .......................................... 9,027 8,891
BANK ..............................................................
Series 2017-BNK4 , Class B , 4 .00% , 5/15/50 , Callable 4/15/27 @ 100 ............. 5,600 5,237
Series 2019-BN24 , Class ASB , 2 .93% , 11/15/62 , Callable 12/15/29 @ 100 .......... 7,123 6,813
BBCMS Mortgage Trust , Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @
100 (b) ........................................................... 2,703 2,480
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .97% ( TSFR1M + 116 bps ) , 9/15/38 (a) (c) (d) ............. 4,904 4,861
Series 2021-TY , Class C , 6 .62% ( TSFR1M + 181 bps ) , 9/15/38 (a) (c) (d) ............. 1,538 1,520
Series 2022-OANA , Class B , 7 .25% ( TSFR1M + 245 bps ) , 4/15/37 (a) (c) (d) .......... 6,000 6,015
Series 2022-OANA , Class D , 8 .50% ( TSFR1M + 370 bps ) , 4/15/37 (a) (c) (d) .......... 5,000 5,006
Series 2022-STAR , Class A , 8 .04% ( TSFR1M + 323 bps ) , 8/15/39 (a) (c) (d) ........... 7,726 7,693
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (c) ............ 1,875 1,662
Series 2022-CSMO , Class B , 7 .94% ( TSFR1M + 314 bps ) , 6/15/27 (a) (c) (d) .......... 5,000 5,021
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (c) .......... 9,231 8,392
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (c) ............................ 4,000 3,720
BXP Trust ............................................................
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (c) .......................... 6,500 5,097
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (c) .......................... 3,500 2,508
Cantor Commercial Real Estate Lending , Series 2019-CF3 , Class ASB , 2 .94% , 1/15/53 ,
Callable 12/15/29 @ 100 ............................................. 6,000 5,723
COMM Mortgage Trust ..................................................
Series 2012-CR4 , Class AM , 3 .25% , 10/15/45 , Callable 11/15/24 @ 100 (c) ......... 8,600 7,543
Series 2012-CR4 , Class XA , 1 .14% , 10/15/45 , Callable 11/15/24 @ 100 (b) (c) ....... 10,719 121
Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @ 100 (b) ........ 6,300 6,195
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (b) ........... 3,500 3,460
Series 2015-PC1 , Class B , 4 .27% , 7/10/50 , Callable 6/10/25 @ 100 (b) ............. 2,500 2,453
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 3,500 2,864
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 4,000 4,124
CSMC Trust , Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (c) ... 2,500 1,964
DBJPM Mortgage Trust ..................................................
Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @ 100 (a) (c) ........... 6,250 2,779
Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @ 100 (a) (c) ........... 2,500 384
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 6 .54% ( TSFR1M + 174 bps ) , 4/15/37 (a) (c)
(d) ............................................................. 2,000 1,987
Extended Stay America Trust , Series 2021-ESH , Class B , 6 .30% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (c) (d) .................................................... 4,494 4,492

Victory Portfolios III
Victory Income Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GS Mortgage Securities Corp. II , Series 2005-ROCK , Class X1 , 0 .39% , 5/3/32 (a) (b) (c) ..... $ 190,667 $ 95
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ........................... 1,697 1,444
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) (c) .......................... 1,920 1,900
GS Mortgage Securities Trust , Series 2020-GC45 , Class A5 , 2 .91% , 2/13/53 , Callable 1/13/30
@ 100 ........................................................... 4,231 3,805
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) (c) ........ 2,730 2,701
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (c) .......... 1,650 1,576
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (c) ......................... 2,000 1,782
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .65% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (c) (d) .................................................... 1,600 1,595
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) (c) ...... 6,000 5,253
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (c) ....................................................... 2,407 2,362
Manhattan West Mortgage Trust , Series 2020-1MW , Class C , 2 .33% , 9/10/39 (a) (b) (c) ...... 1,000 904
Morgan Stanley Capital I Trust , Series 2015-MS1 , Class AS , 4 .02% , 5/15/48 , Callable 7/15/25
@ 100 (b) ......................................................... 7,000 6,899
NRTH Mortgage Trust , Series 2024-PARK , Class A , 6 .45% ( TSFR1M + 164 bps ) , 3/15/39 (a) (c)
(d) ............................................................. 2,089 2,089
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) (c) ...................... 4,000 4,065
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (c) ................... 5,200 4,392
168,362
Total Collateralized Mortgage Obligations (Cost $238,975)
a
a
a
220,917
Shares
Preferred Stocks (0.8%)
Consumer Staples (0.1%):
CHS, Inc. , Series 1 , 7 .88% (e) .............................................. 190,818 5,081
Financials (0.0%):(f)
Citigroup Capital XIII , 11 .22% ( TSFR3M + 663 bps ) , 10/30/40 (d) ..................... 40,000 1,212
Real Estate (0.7%):
Mid-America Apartment Communities, Inc., cumulative redeemable , Series I , 8 .50% (e) (g) .. 219,731 12,546
Prologis, Inc. , Series Q , 8 .54% (e) ........................................... 283,503 16,727
29,273
Total Preferred Stocks (Cost $29,485)
a
a
a
35,566
Principal Amount
(000)
Corporate Bonds (39.6%)
Communication Services (1.5%):
AT&T, Inc.
4 .50% , 5/15/35 , Callable 11/15/34 @ 100 .................................. 3,000 2,811
3 .10% , 2/1/43 , Callable 8/1/42 @ 100 .................................... 8,000 5,844
Charter Communications Operating LLC/Charter Communications Operating Capital , 3 .50% ,
6/1/41 , Callable 12/1/40 @ 100 ......................................... 5,000 3,415
Comcast Corp.
3 .90% , 3/1/38 , Callable 9/1/37 @ 100 .................................... 3,000 2,588
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 ................................... 3,500 2,221
CSC Holdings LLC , 5 .50% , 4/15/27 , Callable 12/6/24 @ 100.92 (a) ................... 3,000 2,670
Discovery Communications LLC , 3 .95% , 3/20/28 , Callable 12/20/27 @ 100 ............. 10,000 9,436
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 3,111 2,891
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 (g) .................................. 8,000 7,487
T-Mobile US, Inc.
4 .75% , 2/1/28 , Callable 11/16/24 @ 101.58 ................................ 2,857 2,846
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 7,500 7,125
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 5,000 4,347

Victory Portfolios III
Victory Income Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Verizon Communications, Inc.
4 .13% , 8/15/46 .................................................... $ 5,000 $ 4,076
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 3,000 1,907
Warnermedia Holdings, Inc.
3 .76% , 3/15/27 , Callable 2/15/27 @ 100 .................................. 5,000 4,814
5 .05% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 3,759 3,003
67,481
Consumer Discretionary (2.1%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 (g) ................ 7,750 6,374
AutoNation, Inc.
2 .40% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 3,750 3,102
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 4,500 4,041
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 3,250 2,675
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 5,600 5,085
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 6,166 5,237
Hasbro, Inc.
3 .55% , 11/19/26 , Callable 9/19/26 @ 100 .................................. 4,500 4,384
3 .90% , 11/19/29 , Callable 8/19/29 @ 100 .................................. 7,500 7,064
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 6,250 5,170
Marriott International, Inc.
4 .63% , 6/15/30 , Callable 3/15/30 @ 100 .................................. 2,333 2,302
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 2,750 2,446
Mattel, Inc.
3 .38% , 4/1/26 , Callable 11/16/24 @ 100.84 (a) .............................. 500 488
3 .75% , 4/1/29 , Callable 11/16/24 @ 101.88 (a) .............................. 3,000 2,818
Nordstrom, Inc.
4 .38% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 2,000 1,813
4 .25% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 4,250 3,745
Novant Health, Inc. , 2 .64% , 11/1/36 , Callable 8/1/36 @ 100 ........................ 5,000 3,871
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 5,367 4,549
Smithsonian Institution , 2 .65% , 9/1/39 ........................................ 2,000 1,548
Tapestry, Inc. , 7 .85% , 11/27/33 , Callable 8/27/33 @ 100 ........................... 3,900 3,982
Tractor Supply Co. , 5 .25% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 4,000 4,026
University of Notre Dame du Lac , 3 .44% , 2/15/45 ............................... 5,000 4,000
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,000 870
Volkswagen Group of America Finance LLC
4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (a) .................................. 6,000 5,821
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 3,940 4,120
Worthington Enterprises, Inc. , 4 .30% , 8/1/32 , Callable 5/1/32 @ 100 .................. 5,890 5,225
94,756
Consumer Staples (2.7%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 6,500 5,324
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 2,000 1,201
Altria Group, Inc. , 2 .45% , 2/4/32 , Callable 11/4/31 @ 100 .......................... 6,500 5,397
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. , 4 .70% , 2/1/36 , Callable
8/1/35 @ 100 ...................................................... 6,000 5,785
Anheuser-Busch InBev Worldwide, Inc. , 4 .38% , 4/15/38 , Callable 10/15/37 @ 100 ........ 6,500 5,961
BAT Capital Corp.
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. 2,000 2,295
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. 15,000 13,065
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 3,400 3,347
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 12,000 10,518
Campbell Soup Co. , 5 .20% , 3/21/29 , Callable 2/21/29 @ 100 ....................... 3,860 3,912
Cargill, Inc. , 2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) .......................... 6,000 5,029
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 5,645 4,755
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 4,667 4,263
Keurig Dr. Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 5,000 4,299
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 6,000 5,562

Victory Portfolios III
Victory Income Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
McCormick & Co., Inc.
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. $ 2,000 $ 1,772
1 .85% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 2,000 1,671
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 8,000 8,107
SC Johnson & Son, Inc. , 4 .35% , 9/30/44 , Callable 3/30/44 @ 100 (a) .................. 7,000 5,667
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 5,000 4,886
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 10,750 9,246
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 5,000 4,248
The J.M. Smucker Co. , 2 .75% , 9/15/41 , Callable 3/15/41 @ 100 ..................... 3,000 2,052
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 4,000 3,932
122,294
Energy (3.2%):
Apache Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 ............................ 5,404 3,976
Berkshire Hathaway Energy Co. , 4 .50% , 2/1/45 , Callable 8/1/44 @ 100 ................ 12,000 10,611
Boardwalk Pipelines LP , 4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................... 8,000 7,908
Buckeye Partners LP , 5 .60% , 10/15/44 , Callable 4/15/44 @ 100 ...................... 10,000 8,461
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 6,364 5,306
ConocoPhillips Co.
4 .15% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 4,500 4,178
5 .55% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 3,485 3,480
Eastern Energy Gas Holdings LLC , 5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ........... 3,000 2,939
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (d) (e) ...................... 2,000 1,996
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 6,000 5,774
7 .85% ( TSFR3M + 328 bps ) , 11/1/66 , Callable 12/6/24 @ 100 (d) (g) ................ 4,510 4,472
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 4,880 4,802
Enterprise TE Partners LP , 8 .05% ( US0003M + 278 bps ) , 6/1/67 , Callable 12/2/24 @ 100 (d) (h) 3,000 2,215
EQM Midstream Partners LP , 4 .13% , 12/1/26 , Callable 9/1/26 @ 100 ................. 8,000 7,840
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 2,594 2,774
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 3,450 3,539
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 6,500 5,676
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) .................. 4,000 3,785
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 11/1/28 , Callable 12/6/24 @ 102.08 (a) .............................. 4,000 3,905
6 .00% , 2/1/31 , Callable 2/1/26 @ 103 (a) .................................. 3,000 2,838
Marathon Petroleum Corp. , 4 .75% , 9/15/44 , Callable 3/15/44 @ 100 .................. 2,000 1,702
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 11/21/24 @ 102.38 ............................... 2,000 1,911
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 1,332 1,182
New Fortress Energy, Inc. , 6 .75% , 9/15/25 , Callable 11/13/24 @ 100 (a) ................ 5,000 4,987
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 10,235 7,533
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 3,000 2,908
Phillips 66 Co.
4 .65% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 1,000 945
4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ................................... 750 654
Plains All American Pipeline LP/PAA Finance Corp. , 3 .55% , 12/15/29 , Callable 9/15/29 @
100 ............................................................. 6,250 5,822
Rockies Express Pipeline LLC
4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................................ 6,500 6,108
4 .80% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................................ 3,000 2,774
Sabal Trail Transmission LLC , 4 .68% , 5/1/38 , Callable 11/1/37 @ 100 (a) ............... 5,000 4,513
Southwestern Energy Co. , 5 .70% , 1/23/25 , Callable 12/6/24 @ 100 ................... 2,000 1,997
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
3/1/25 @ 102.75 ................................................... 3,500 3,507
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 1,000 939
5 .25% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 500 435
144,392
Financials (11.9%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 2,222 2,337
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (d) ....... 6,000 5,926

Victory Portfolios III
Victory Income Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
American International Group, Inc. , 3 .88% , 1/15/35 , Callable 7/15/34 @ 100 ............ $ 7,000 $ 6,269
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 5,000 4,935
Ashtead Capital, Inc. , 4 .00% , 5/1/28 , Callable 11/16/24 @ 101.33 (a) .................. 2,500 2,411
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 4,412 4,438
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (d) (e) ...................... 3,500 3,378
6 .10% ( TSFR3M + 416 bps ) , Callable 3/17/25 @ 100 (d) (e) ...................... 3,000 3,001
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (d) .................. 3,000 2,549
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (d) .................. 2,500 2,049
BankUnited, Inc. , 4 .88% , 11/17/25 , Callable 8/17/25 @ 100 ........................ 5,000 4,973
Blue Owl Credit Income Corp.
5 .50% , 3/21/25 .................................................... 1,500 1,497
3 .13% , 9/23/26 , Callable 8/23/26 @ 100 .................................. 500 476
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 .................................... 4,500 4,388
Cadence Bank , 4 .13% ( US0003M + 247 bps ) , 11/20/29 , Callable 11/20/24 @ 100 (d) (h) ...... 3,000 2,995
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (d) ..... 3,500 3,548
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (d) (e) ...................... 5,000 4,964
2 .64% , 9/30/32 , Callable 7/2/32 @ 100 ................................... 5,500 4,482
5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (d) .................. 5,000 4,867
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 2,227 2,200
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (d) .................................................. 4,000 3,090
Credit Acceptance Corp. , 6 .63% , 3/15/26 , Callable 11/16/24 @ 100 (g) ................. 4,875 4,874
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 3,000 2,947
Cullen/Frost Capital Trust II , 7 .98% ( TSFR3M + 181 bps ) , 3/1/34 , Callable 12/6/24 @ 100 (d) . 5,000 4,266
Enstar Finance LLC , 5 .75% ( H15T5Y + 547 bps ) , 9/1/40 , Callable 9/1/25 @ 100 (d) ........ 3,777 3,721
Equitable Holdings, Inc.
4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................................. 2,000 1,961
4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................................ 10,000 9,785
EverBank Financial Corp. , 5 .75% , 7/2/25 , Callable 6/2/25 @ 100 .................... 10,000 9,940
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 7,250 6,355
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 6,500 6,234
Fifth Third Bancorp
4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (d) (e) ...................... 1,750 1,726
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (d) .................... 6,957 6,502
Fifth Third Bank NA , 3 .85% , 3/15/26 , Callable 2/15/26 @ 100 ...................... 5,000 4,927
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 9,225 7,545
First Citizens Bancshares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (d) 12,097 11,973
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 8,850 8,826
First-Citizens Bank & Trust Co. , 4 .13% ( H15T5Y + 237 bps ) , 11/13/29 , Callable 11/13/24 @
100 (d) ........................................................... 14,000 14,025
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 5,000 5,137
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,550 1,593
Ford Motor Credit Co. LLC
4 .06% , 11/1/24 ..................................................... 5,000 5,000
6 .95% , 6/10/26 , Callable 5/10/26 @ 100 .................................. 2,000 2,044
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 3,400 3,352
Fulton Financial Corp. , 3 .25% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (d) .... 2,932 2,744
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 1,500 1,431
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................................. 6,500 5,674
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 6,500 5,610
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 (g) ................................ 1,750 1,759
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 2,308 2,337
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (d) ...................... 2,750 2,715
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (d) .................. 15,676 12,627
Huntington Capital Trust I , 5 .55% ( TSFR3M + 96 bps ) , 2/1/27 , Callable 12/6/24 @ 100 (d) .... 2,300 2,215
ILFC E-Capital Trust I , 6 .56% ( TSFR3M + 181 bps ) , 12/21/65 , Callable 12/6/24 @ 100 (a) (d) . 10,000 7,991

Victory Portfolios III
Victory Income Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
JPMorgan Chase & Co.
4 .60% ( TSFR3M + 313 bps ) , Callable 5/1/25 @ 100 (d) (e) ....................... $ 5,000 $ 4,971
5 .33% ( TSFR3M + 76 bps ) , 2/1/27 , Callable 12/6/24 @ 100 (d) ................... 4,000 3,925
2 .95% ( SOFR + 117 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (d) .................... 5,000 4,799
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (d) ...................... 2,750 2,299
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (d) .................... 7,250 7,291
5 .60% , 7/15/41 .................................................... 1,000 1,036
KeyBank NA
3 .40% , 5/20/26 , MTN ................................................ 2,500 2,430
3 .90% , 4/13/29 .................................................... 3,000 2,814
4 .90% , 8/8/32 ..................................................... 1,000 955
KeyCorp.
6 .28% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 2/23/25 @ 100 (d) ............... 2,500 2,506
2 .25% , 4/6/27 , MTN ................................................ 2,000 1,878
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (d) ............ 3,784 3,607
Lincoln National Corp. , 7 .72% ( TSFR3M + 262 bps ) , 5/17/66 , Callable 8/11/26 @ 100 (d) .... 7,500 6,017
Loews Corp. , 3 .20% , 5/15/30 , Callable 2/15/30 @ 100 ............................ 5,000 4,600
Manufacturers & Traders Trust Co.
4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ................................. 5,625 5,602
3 .40% , 8/17/27 .................................................... 4,380 4,200
Markel Group, Inc. , 6 .00% ( H15T5Y + 566 bps ) , Callable 6/1/25 @ 100 (d) (e) (g) .......... 4,108 4,097
Mercury General Corp. , 4 .40% , 3/15/27 , Callable 12/15/26 @ 100 .................... 5,000 4,900
MetLife, Inc. , 4 .13% , 8/13/42 .............................................. 5,000 4,261
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 2,500 2,440
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (d) ............. 7,000 5,936
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (d) .................... 1,500 1,507
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (d) .................... 8,000 6,520
National Rural Utilities Cooperative Finance Corp. , 7 .76% ( TSFR3M + 317 bps ) , 4/30/43 ,
Callable 12/6/24 @ 100 (d) ............................................ 7,125 7,128
Nationwide Mutual Insurance Co. , 7 .50% ( US0003M + 229 bps ) , 12/15/24 , Callable 12/6/24 @
100 (a) (d) (h) ....................................................... 20,000 20,013
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 3,500 3,753
Penske Truck Leasing Co. LP/PTL Finance Corp. , 4 .00% , 7/15/25 , Callable 6/15/25 @ 100 (a) 5,000 4,960
PNC Bank NA , 2 .70% , 10/22/29 ............................................ 6,000 5,369
PPL Capital Funding, Inc.
5 .25% , 9/1/34 , Callable 6/1/34 @ 100 .................................... 1,490 1,479
7 .53% ( TSFR3M + 293 bps ) , 3/30/67 , Callable 12/6/24 @ 100 (d) .................. 6,130 6,089
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 4,000 3,401
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 2,500 1,961
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (d) .................... 6,000 6,088
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 4,000 3,696
Regions Bank , 6 .45% , 6/26/37 ............................................. 6,909 7,130
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (d) (e) ........ 5,989 5,965
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 5,818 5,733
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 2,500 2,593
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (d) ...................... 1,000 990
Simon Property Group LP
4 .75% , 9/26/34 , Callable 6/26/34 @ 100 .................................. 1,450 1,390
5 .85% , 3/8/53 , Callable 9/8/52 @ 100 .................................... 3,400 3,515
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (d) ......... 1,250 1,317
Stellantis Finance US, Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ................ 13,800 11,373
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 8,500 7,331
Synchrony Bank , 5 .63% , 8/23/27 , Callable 7/23/27 @ 100 ......................... 4,500 4,534
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 10/29/25 @ 100 (d) ......... 4,500 4,301
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (d) .................... 10,000 10,198
Teachers Insurance & Annuity Association of America , 4 .90% , 9/15/44 (a) .............. 5,000 4,555
The Allstate Corp. , 8 .32% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 12/6/24 @ 100 (d) ........ 5,000 5,002

Victory Portfolios III
Victory Income Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (d) (e) ..................... $ 7,000 $ 6,617
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (d) (e) ...................... 3,250 3,221
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (d) .................... 3,030 3,077
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (d) (e) ....................... 9,250 9,227
6 .14% ( SOFR + 201 bps ) , 8/24/34 , Callable 8/24/33 @ 100 (d) .................... 1,385 1,469
The Hartford Financial Services Group, Inc. , 7 .50% ( TSFR3M + 239 bps ) , 2/12/47 , Callable
12/6/24 @ 100 (a) (d) ................................................. 8,000 7,399
The PNC Financial Services Group, Inc.
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (d) ................. 1,382 1,321
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (d) .................... 1,408 1,446
Truist Bank , 2 .25% , 3/11/30 , Callable 12/11/29 @ 100 ............................ 2,450 2,112
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (d) (e) ....................... 3,950 3,912
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (d) (e) ...................... 2,000 1,942
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (d) .................. 5,000 4,496
5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (d) ................. 3,000 3,085
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (d) ............. 4,000 3,879
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 4,550 4,775
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 5,588 4,001
Webster Financial Corp. , 4 .00% ( TSFR3M + 253 bps ) , 12/30/29 , Callable 12/30/24 @ 100 (d) . 4,750 4,491
537,534
Health Care (2.8%):
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 2,500 2,121
Amgen, Inc.
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. 4,500 2,998
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 3,500 2,837
Baxter International, Inc. , 3 .13% , 12/1/51 , Callable 6/1/51 @ 100 .................... 10,000 6,438
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 3,500 3,391
Bon Secours Charity Health System, Inc. , 5 .25% , 11/1/25 .......................... 3,000 3,012
Bristol-Myers Squibb Co.
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 4,100 4,383
5 .50% , 2/22/44 , Callable 8/22/43 @ 100 .................................. 4,913 4,988
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 4,000 3,346
CVS Pass Through Trust , 6 .04% , 12/10/28 ..................................... 2,942 2,964
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 15,750 14,085
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 17,000 15,710
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) ... 13,000 10,650
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 2,156 1,803
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 3,500 3,170
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 3,450 3,454
Northwell Healthcare, Inc. , 3 .39% , 11/1/27 , Callable 8/1/27 @ 100 ................... 3,900 3,695
Orlando Health Obligated Group , 2 .89% , 10/1/35 ................................ 1,660 1,388
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 8,500 7,245
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 4,500 3,735
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 (a) .................................. 1,300 1,316
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 (a) ................................ 1,300 1,311
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 (a) ............................... 1,300 1,310
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 (a) ............................... 1,300 1,303
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 4,000 2,997
Tenet Healthcare Corp. , 6 .13% , 6/15/30 , Callable 6/15/25 @ 103.06 ................... 1,500 1,505
The Cigna Group , 3 .40% , 3/1/27 , Callable 12/1/26 @ 100 .......................... 5,000 4,855
Trinity Health Corp. , 2 .63% , 12/1/40 , Callable 6/1/40 @ 100 ........................ 3,000 2,146
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 9,827 8,186
126,342

Victory Portfolios III
Victory Income Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Industrials (5.1%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ $ 10,000 $ 8,550
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 (g) ......................... 4,000 4,069
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 4,826 4,650
4 .00% , 9/22/27 .................................................... 5,973 5,674
3 .58% , 1/15/28 .................................................... 2,478 2,390
4 .00% , 2/15/29 .................................................... 3,194 2,986
3 .60% , 10/15/29 .................................................... 6,482 5,915
Aon North America, Inc.
5 .45% , 3/1/34 , Callable 12/1/33 @ 100 ................................... 2,000 2,032
5 .75% , 3/1/54 , Callable 9/1/53 @ 100 .................................... 2,000 2,025
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 11/16/24 @ 102.13 (a) ............................. 3,937 3,758
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 6,000 4,991
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 4,500 4,602
BNSF Funding Trust I , 6 .61% ( US0003M + 235 bps ) , 12/15/55 , Callable 1/15/26 @ 100 (d) (h) . 6,325 6,384
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 3,723 3,462
3 .80% , 9/20/31 (a) .................................................. 2,381 2,273
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 2,500 2,518
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 5,000 4,040
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 4,000 3,146
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 ........................... 2,000 2,016
Delta Air Lines Pass Through Trust , 3 .88% , 7/30/27 .............................. 5,469 5,258
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 2,000 1,977
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 4,000 3,844
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 13,000 11,149
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 7,665 7,422
Hubbell, Inc.
3 .50% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 1,500 1,442
2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 8,500 7,269
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 7,734 6,917
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 5,295 5,222
Leidos, Inc. , 2 .30% , 2/15/31 , Callable 11/15/30 @ 100 ............................ 15,000 12,783
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 3,935 3,416
Molex Electronic Technologies LLC , 3 .90% , 4/15/25 , Callable 1/15/25 @ 100 (a) ......... 10,000 9,925
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 4,000 3,103
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 1,465 1,528
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 10,000 8,161
Ryder System, Inc. , 5 .25% , 6/1/28 , MTN , Callable 5/1/28 @ 100 ..................... 5,000 5,062
Spirit Airlines Pass Through Trust
4 .10% , 4/1/28 ..................................................... 7,724 7,179
3 .38% , 2/15/30 .................................................... 6,486 5,782
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 4,000 3,611
6 .53% , 5/1/34 , Callable 2/1/34 @ 100 (a) .................................. 2,250 2,372
5 .71% , 5/1/40 , Callable 11/1/39 @ 100 ................................... 6,000 5,771
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,250 2,122
The Conservation Fund A Nonprofit Corp. , 3 .47% , 12/15/29 , Callable 9/15/29 @ 100 ...... 7,000 6,411
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 6,400 5,985
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 3,484 3,425
Union Pacific Corp.
3 .38% , 2/1/35 , Callable 8/1/34 @ 100 .................................... 2,000 1,756
4 .25% , 4/15/43 , Callable 10/15/42 @ 100 ................................. 5,000 4,196
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 2,517 2,487
2 .90% , 5/1/28 ..................................................... 4,010 3,661
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 3,500 3,507
Waste Management, Inc. , 5 .35% , 10/15/54 , Callable 4/15/54 @ 100 ................... 3,000 3,001
231,225

Victory Portfolios III
Victory Income Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (1.7%):
Amphenol Corp. , 2 .20% , 9/15/31 , Callable 6/15/31 @ 100 ......................... $ 4,875 $ 4,103
Broadcom, Inc.
2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ................................ 5,000 4,147
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 2,000 1,746
Dell International LLC/EMC Corp. , 5 .75% , 2/1/33 , Callable 11/1/32 @ 100 (g) ........... 700 728
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 3,000 2,909
HP, Inc. , 5 .50% , 1/15/33 , Callable 10/15/32 @ 100 (g) ............................. 3,000 3,065
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 4,776 4,208
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 3,365 3,268
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 5,950 5,483
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 4,250 2,723
Motorola Solutions, Inc. , 5 .60% , 6/1/32 , Callable 3/1/32 @ 100 ...................... 4,000 4,123
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 9,250 8,012
5 .38% , 7/15/40 .................................................... 3,000 2,936
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 4,750 3,423
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (a) ........................... 13,985 12,140
Skyworks Solutions, Inc. , 3 .00% , 6/1/31 , Callable 3/1/31 @ 100 ..................... 8,800 7,580
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 6,400 5,544
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 3,000 2,875
79,013
Materials (2.2%):
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 7,071 6,356
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 11,500 9,516
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 8,500 7,349
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 6,000 5,901
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 4,000 3,641
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. 4,500 4,035
Ecolab, Inc.
2 .13% , 8/15/50 , Callable 2/15/50 @ 100 .................................. 5,000 2,799
2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ................................. 500 314
Freeport-McMoRan, Inc.
4 .38% , 8/1/28 , Callable 12/6/24 @ 101.46 ................................. 3,500 3,411
4 .63% , 8/1/30 , Callable 8/1/25 @ 102.31 .................................. 2,000 1,950
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 3,960 3,844
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 1,500 1,129
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,500 1,943
Martin Marietta Materials, Inc.
2 .40% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 5,000 4,276
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 3,000 2,938
Monsanto Co. , 3 .95% , 4/15/45 , Callable 10/15/44 @ 100 .......................... 5,000 3,177
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 7,500 6,458
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 10,875 7,185
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 4,694 4,016
Solvay Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ................ 4,000 4,085
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 3,870 3,707
The Dow Chemical Co.
6 .30% , 3/15/33 , Callable 12/15/32 @ 100 (g) ............................... 4,000 4,314
4 .25% , 10/1/34 , Callable 4/1/34 @ 100 ................................... 4,750 4,421
Vulcan Materials Co. , 3 .50% , 6/1/30 , Callable 3/1/30 @ 100 ........................ 5,000 4,656
101,421
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc. , 3 .55% , 3/15/52 , Callable 9/15/51 @ 100 ........... 5,000 3,498
AvalonBay Communities, Inc.
3 .20% , 1/15/28 , Callable 10/15/27 @ 100 , MTN ............................. 2,679 2,562
2 .45% , 1/15/31 , Callable 10/17/30 @ 100 , MTN ............................. 2,000 1,748
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 11,878 9,677
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 10,354 9,021
Crown Castle, Inc. , 2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ....................... 1,250 1,056

Victory Portfolios III
Victory Income Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
DOC DR LLC , 4 .30% , 3/15/27 , Callable 12/15/26 @ 100 .......................... $ 5,000 $ 4,941
ERP Operating LP , 2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ......................... 9,000 8,712
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 5,000 4,240
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 4,000 3,670
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 3,617 3,123
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 2,450 2,419
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 3,502 2,922
Host Hotels & Resorts LP , 3 .38% , 12/15/29 , Callable 9/15/29 @ 100 .................. 3,500 3,203
Hudson Pacific Properties LP
3 .95% , 11/1/27 , Callable 8/1/27 @ 100 ................................... 5,000 4,488
4 .65% , 4/1/29 , Callable 1/1/29 @ 100 (g) .................................. 1,979 1,585
3 .25% , 1/15/30 , Callable 10/15/29 @ 100 ................................. 9,629 7,037
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 7,350 5,671
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34
@ 100 ........................................................... 1,500 1,432
SBA Tower Trust
2 .84% , 1/15/25 , Callable 12/6/24 @ 100 (a) ................................ 2,000 1,991
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 1,158 1,183
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 8,000 7,416
91,595
Utilities (4.4%):
AEP Texas, Inc.
4 .70% , 5/15/32 , Callable 2/15/32 @ 100 .................................. 6,000 5,847
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 1,500 1,528
Alabama Power Co. , 3 .85% , 12/1/42 ......................................... 3,000 2,453
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 4,250 3,923
Black Hills Corp. , 3 .88% , 10/15/49 , Callable 4/15/49 @ 100 ........................ 10,000 7,428
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... 8,500 7,367
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (d) ......... 2,000 1,923
Delmarva Power & Light Co. , 4 .15% , 5/15/45 , Callable 11/15/44 @ 100 ............... 5,000 4,109
Dominion Energy South Carolina, Inc. , 4 .10% , 6/15/46 , Callable 12/15/45 @ 100 ......... 5,000 3,866
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 1,094 1,136
Duke Energy Carolinas LLC , 3 .88% , 3/15/46 , Callable 9/15/45 @ 100 ................. 5,000 3,971
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 2,000 2,023
Duke Energy Progress LLC , 4 .15% , 12/1/44 , Callable 6/1/44 @ 100 .................. 7,000 5,836
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 3,967 3,326
Entergy Louisiana LLC , 4 .95% , 1/15/45 , Callable 1/15/25 @ 100 .................... 7,000 6,381
Entergy Mississippi LLC , 3 .25% , 12/1/27 , Callable 9/1/27 @ 100 .................... 5,000 4,804
Entergy Texas, Inc.
3 .45% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 9,420 8,990
3 .55% , 9/30/49 , Callable 3/30/49 @ 100 .................................. 5,000 3,651
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 8,750 6,115
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 4,500 2,949
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 5,000 5,078
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 5,475 5,170
ITC Holdings Corp.
4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ................................ 4,000 4,008
3 .35% , 11/15/27 , Callable 8/15/27 @ 100 .................................. 2,000 1,921
MidAmerican Energy Co.
3 .15% , 4/15/50 , Callable 10/15/49 @ 100 ................................. 7,000 4,890
2 .70% , 8/1/52 , Callable 2/1/52 @ 100 .................................... 2,500 1,575
Mississippi Power Co. , 4 .25% , 3/15/42 ....................................... 3,168 2,690
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 3,550 3,525
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 3,392 2,735
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 3,750 3,151
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 (a) ................................. 1,000 1,013
Oncor Electric Delivery Co. LLC , 3 .75% , 4/1/45 , Callable 10/1/44 @ 100 .............. 5,000 3,954
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 7,000 4,741
Potomac Electric Power Co. , 4 .15% , 3/15/43 , Callable 9/15/42 @ 100 ................. 5,000 4,262

Victory Portfolios III
Victory Income Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Public Service Co. of Colorado , 2 .70% , 1/15/51 , Callable 7/15/50 @ 100 ............... $ 7,000 $ 4,327
Public Service Electric and Gas Co. , 3 .80% , 3/1/46 , MTN , Callable 9/1/45 @ 100 ......... 8,000 6,356
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 4,736 4,375
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 9,000 7,427
Southwestern Public Service Co. , 3 .15% , 5/1/50 , Callable 11/1/49 @ 100 ............... 10,000 6,668
The AES Corp. , 2 .45% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 9,000 7,576
Tri-State Generation and Transmission Association, Inc.
4 .70% , 11/1/44 , Callable 5/1/44 @ 100 ................................... 5,000 4,031
4 .25% , 6/1/46 , Callable 12/1/45 @ 100 ................................... 10,000 7,452
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 2,500 2,527
WEC Energy Group, Inc. , 7 .49% ( TSFR3M + 237 bps ) , 5/15/67 , Callable 12/6/24 @ 100 (d) .. 13,000 12,832
199,910
Total Corporate Bonds (Cost $1,958,652)
a
a
a
1,795,963
Yankee Dollars (10.6%)
Communication Services (0.1%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 ................ 5,500 4,736
Consumer Discretionary (0.2%):
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 12/6/24 @ 102.63 (a) ....... 5,500 5,398
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 7,192 5,679
11,077
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 5,000 4,519
Bacardi Ltd. , 4 .70% , 5/15/28 , Callable 2/15/28 @ 100 (a) ........................... 12,000 11,833
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2 .50% , 1/15/27 , Callable 12/15/26 @ 100 ................................. 6,500 6,163
3 .00% , 2/2/29 , Callable 12/2/28 @ 100 ................................... 3,250 2,977
5 .75% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 2,179 2,197
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 (a) ............................... 2,786 2,990
30,679
Energy (0.6%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 9,250 8,636
Korea National Oil Corp. , 2 .63% , 4/18/32 (a) ................................... 6,000 5,114
TransCanada PipeLines Ltd. , 7 .59% ( TSFR3M + 247 bps ) , 5/15/67 , Callable 12/6/24 @ 100 (d) 10,124 9,350
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 3,750 4,251
27,351
Financials (5.1%):
ABN AMRO Bank NV , 4 .75% , 7/28/25 (a) ..................................... 6,000 5,965
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (d) ............. 2,000 2,127
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 4,000 4,056
Ascot Group Ltd. , 4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ..................... 7,802 6,724
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 7 .53%
( H15T5Y + 300 bps ) , 10/1/28 (a) (d) ....................................... 1,000 1,051
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 4,000 4,305
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (d) ........ 6,500 5,484
Barclays PLC
7 .39% ( H15T1Y + 330 bps ) , 11/2/28 , Callable 11/2/27 @ 100 (d) .................. 5,000 5,321
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (d) ................ 5,000 4,277
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (d) ...................... 3,000 3,144
BBVA Bancomer SA
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) .................. 3,125 3,288
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (d) .................. 5,000 5,151
BNP Paribas SA , 4 .63% , 3/13/27 (a) .......................................... 4,500 4,438
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (d) (e) ...................... 1,966 1,953
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (d) (e) ...................... 4,000 3,915

Victory Portfolios III
Victory Income Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
BPCE SA
3 .50% , 10/23/27 (a) .................................................. $ 5,000 $ 4,788
3 .25% , 1/11/28 (a) ................................................... 3,000 2,844
6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (d) .................. 7,000 7,198
Brookfield Finance, Inc. , 4 .85% , 3/29/29 , Callable 12/29/28 @ 100 ................... 7,000 6,994
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (a) .................................................. 4,821 4,996
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 1,500 1,598
Commonwealth Bank of Australia
2 .69% , 3/11/31 (a) (g) ................................................ 9,000 7,751
3 .78% , 3/14/32 (a) .................................................. 3,000 2,724
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (d) ................ 10,000 9,704
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (d) ..................... 5,000 4,297
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (d) ........ 8,500 7,654
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 5,000 4,730
Lloyds Banking Group PLC
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (d) (h) ............... 5,000 4,809
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (d) ................. 2,121 2,402
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (d) ...... 8,750 7,557
Mitsubishi UFJ Financial Group, Inc. , 5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @
100 (d) ........................................................... 5,000 5,033
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 5,000 4,211
2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (d) ................... 5,000 4,187
NatWest Group PLC , 5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (d) (h) ... 6,000 5,974
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (d) (e) (g) .. 5,000 4,994
Societe Generale SA
1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (d) .............. 8,500 8,139
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (d) (g) .............. 9,000 9,115
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @
100 (a) (d) (g) ....................................................... 3,750 3,666
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 8,500 7,124
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (d) (e) ........ 6,742 6,671
The Toronto-Dominion Bank
3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (d) .................. 10,000 9,702
5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (d) .................. 3,200 3,145
UBS Group AG
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 3,250 3,180
3 .87% ( US0003M + 141 bps ) , 1/12/29 , Callable 1/12/28 @ 100 (a) (d) (h) ............. 4,445 4,295
Washington Aircraft 1 Co. DAC (NBGA - United States Government) , 2 .64% , 9/15/26 ..... 1,268 1,232
Westpac Banking Corp.
4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (d) .............. 5,000 4,921
2 .67% ( H15T5Y + 175 bps ) , 11/15/35 , Callable 11/15/30 @ 100 (d) ................ 4,000 3,421
3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (d) ................ 2,000 1,708
231,963
Health Care (1.0%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 3,939 3,724
Royalty Pharma PLC
5 .40% , 9/2/34 , Callable 6/2/34 @ 100 .................................... 8,500 8,435
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 10,167 7,521
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 2,500 1,732
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 10,240 8,628
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 3,864 3,877
STERIS Irish FinCo Unlimited Co.
2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 3,000 2,602
3 .75% , 3/15/51 , Callable 9/15/50 @ 100 .................................. 8,000 5,855
Teva Pharmaceutical Finance Netherlands III BV , 3 .15% , 10/1/26 .................... 5,000 4,766
47,140

Victory Portfolios III
Victory Income Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Industrials (1.6%):
Air Canada Pass Through Trust
4 .13% , 5/15/25 (a) .................................................. $ 12,737 $ 12,618
3 .60% , 3/15/27 (a) (g) ................................................ 5,743 5,545
3 .75% , 12/15/27 (a) .................................................. 3,685 3,543
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 3,000 3,109
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 3,500 3,242
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 6,000 5,467
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 3,000 2,881
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 3,000 2,971
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 5,500 5,609
Pentair Finance SARL , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ..................... 7,500 7,856
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @
100 (a) (g) ......................................................... 6,000 5,675
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 7/14/25 @ 100 (a) ...................... 5,000 4,931
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 4,000 4,082
Turkish Airlines Pass Through Trust , 4 .20% , 3/15/27 (a) ............................ 3,348 3,208
70,737
Information Technology (0.3%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 7,000 5,916
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 1,765 1,836
SK Hynix, Inc. , 2 .38% , 1/19/31 (a) ........................................... 5,000 4,242
11,994
Materials (0.5%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (a) ............ 675 704
ArcelorMittal SA
6 .80% , 11/29/32 , Callable 8/29/32 @ 100 .................................. 3,250 3,527
7 .00% , 10/15/39 .................................................... 4,000 4,354
Braskem Netherlands Finance BV , 4 .50% , 1/31/30 , Callable 10/31/29 @ 100 (a) .......... 4,000 3,478
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 7,235 6,499
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 12/6/24 @ 101.25 (a) ............... 3,500 3,399
21,961
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 5,500 4,605
Utilities (0.4%):
Enel Chile SA , 4 .88% , 6/12/28 , Callable 3/12/28 @ 100 ........................... 5,000 4,948
Enel Finance International NV , 2 .50% , 7/12/31 , Callable 4/12/31 @ 100 (a) .............. 5,000 4,240
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 8,500 7,595
16,783
Total Yankee Dollars (Cost $501,169)
a
a
a
479,026
Municipal Bonds (3.0%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1 .16% , 7/1/26 ..................................................... 910 863
1 .59% , 7/1/29 ..................................................... 1,000 875
1 .84% , 7/1/31 , Continuously Callable @100 ............................... 2,000 1,674
3,412
California (0.3%):
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 3,340 3,345
City of El Cajon Revenue
Series A , 2 .09% , 4/1/29 .............................................. 425 377
Series A , 2 .19% , 4/1/30 .............................................. 425 368
Series A , 2 .29% , 4/1/31 , Continuously Callable @100 ......................... 550 467
City of Riverside Revenue
Series A , 2 .49% , 6/1/26 .............................................. 1,800 1,745

Victory Portfolios III
Victory Income Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 2 .64% , 6/1/27 .............................................. $ 1,400 $ 1,338
San Jose Financing Authority Revenue , 1 .71% , 6/1/28 ............................. 2,000 1,818
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 4 .13% , 9/1/30 , Continuously Callable @100 ........... 2,590 2,540
11,998
Connecticut (0.1%):
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 1,500 1,452
Town of Hamden, GO , 4 .93% , 8/15/30 , Continuously Callable @100 .................. 3,845 3,824
5,276
Florida (0.4%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 4,080 3,481
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 8,500 7,281
Hillsborough County School Board Certificate of Participation , Series B , 1 .92% , 7/1/25 .... 4,250 4,172
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.) , Series B , 2 .54% ,
10/1/30 , Continuously Callable @100 .................................... 2,500 2,152
17,086
Georgia (0.1%):
Savannah Hospital Authority Revenue , Series B , 3 .99% , 7/1/38 ...................... 5,000 4,358
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 8,235 7,981
Illinois (0.1%):
State of Illinois Sales Tax Revenue
Series B , 2 .51% , 6/15/32 , Continuously Callable @100 ........................ 2,000 1,694
Series B , 2 .66% , 6/15/33 , Continuously Callable @100 ........................ 1,500 1,255
2,949
Indiana (0.0%):(f)
Indiana Finance Authority Revenue , Series A , 3 .62% , 7/1/36 ........................ 1,500 1,368
Kansas (0.0%):(f)
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series B , 1 .66% ,
9/1/27 ........................................................... 2,000 1,849
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. 2,950 2,823
Series A , 4 .48% , 8/1/39 .............................................. 3,775 3,610
6,433
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B , 4 .25% , 6/1/29 .............................................. 2,495 2,374
Series B , 4 .35% , 6/1/30 .............................................. 1,325 1,250
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,292
4,916
New Jersey (0.1%):
New Jersey Educational Facilities Authority Revenue , Series E , 4 .02% , 7/1/39 ........... 3,000 2,587
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 1,030 958
3,545
New York (0.1%):
New York State Urban Development Corp. Revenue
1 .88% , 3/15/30 .................................................... 2,600 2,249
2 .03% , 3/15/31 , Continuously Callable @100 ............................... 3,500 2,971
5,220
Ohio (0.1%):
Cleveland Department of Public Utilities Division of Public Power Revenue , 5 .50% , 11/15/38 ,
Pre-refunded 11/15/24 @ 100 .......................................... 5,000 5,001
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue , Series C , 5 .45% , 8/15/28 ........... 9,750 9,375

Victory Portfolios III
Victory Income Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Pennsylvania (0.3%):
Pennsylvania Economic Development Financing Authority Revenue , Series B , 3 .20% ,
11/15/27 ......................................................... $ 1,375 $ 1,317
Pennsylvania Higher Educational Facilities Authority Revenue , Series SE , 3 .73% , 7/15/43 ... 3,000 2,298
Public Parking Authority of Pittsburgh Revenue
2 .33% , 12/1/29 .................................................... 895 798
2 .58% , 12/1/31 , Continuously Callable @100 ............................... 825 714
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3 .05% , 4/1/29 ..................................................... 800 750
3 .10% , 4/1/30 ..................................................... 950 877
3 .15% , 4/1/31 ..................................................... 250 228
State Public School Building Authority Revenue
3 .05% , 4/1/28 ..................................................... 2,000 1,902
3 .15% , 4/1/30 ..................................................... 4,460 4,146
13,030
Texas (0.6%):
County of Bexar Revenue , 2 .53% , 8/15/34 , Continuously Callable @100 ............... 2,800 2,231
Dallas Fort Worth International Airport Revenue
Series C , 1 .95% , 11/1/28 .............................................. 1,000 905
Series C , 2 .05% , 11/1/29 .............................................. 1,250 1,109
Series C , 2 .10% , 11/1/30 .............................................. 1,000 868
Harris County Cultural Education Facilities Finance Corp. Revenue
3 .34% , 11/15/37 .................................................... 2,000 1,695
Series B , 2 .57% , 5/15/26 ............................................. 1,000 970
Series D , 2 .28% , 7/1/34 .............................................. 6,785 5,383
McLennan County Public Facility Corp. Revenue , 3 .90% , 6/1/29 , Continuously Callable @100 2,000 1,969
Port of Corpus Christi Authority of Nueces County Revenue , 3 .49% , 12/1/25 ............ 1,000 989
San Antonio Education Facilities Corp. Revenue
2 .38% , 4/1/28 ..................................................... 1,500 1,327
2 .65% , 4/1/30 ..................................................... 1,150 960
2 .73% , 4/1/31 ..................................................... 750 610
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2 .08% , 9/1/28 ..................................................... 600 537
2 .57% , 9/1/32 , Continuously Callable @100 ............................... 1,000 825
2 .69% , 9/1/33 , Continuously Callable @100 ............................... 1,000 814
Texas Water Development Board Revenue , Series B , 4 .92% , 10/15/44 , Continuously Callable
@100 ........................................................... 2,250 2,204
Waco Educational Finance Corp. Revenue
1 .53% , 3/1/27 ..................................................... 1,340 1,246
1 .69% , 3/1/28 ..................................................... 1,500 1,358
2 .06% , 3/1/31 , Continuously Callable @100 ............................... 1,500 1,271
27,271
Wisconsin (0.1%):
Public Finance Authority Revenue , 3 .63% , 6/1/51 ................................ 6,575 4,384
Total Municipal Bonds (Cost $150,883)
a
a
a
135,452
U.S. Government Agency Mortgages (6.2%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (d) (e) ................................ 6,000 5,932
Federal Farm Credit Banks Funding Corporation
6 .00% , 6/5/34 ..................................................... 4,000 4,008
5 .60% , 8/5/39 ..................................................... 4,000 3,987
7,995
Federal Home Loan Banks
5 .65% , 7/30/31 .................................................... 2,385 2,384
Federal Home Loan Mortgage Corporation
5 .50% , 12/1/35 - 10/1/54 ............................................. 16,155 16,158
1 .50% , 4/1/37 ..................................................... 4,612 3,999
5 .00% , 3/1/38 - 6/1/53 ............................................... 30,704 29,979

Victory Portfolios III
Victory Income Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
3 .50% , 5/1/42 - 7/1/52 ............................................... $ 10,390 $ 9,441
4 .50% , 11/1/42 - 10/1/52 .............................................. 8,888 8,492
4 .00% , 1/1/43 - 12/1/52 .............................................. 8,315 7,787
3 .00% , 1/1/52 - 5/1/52 ............................................... 8,292 7,190
6 .00% , 8/1/53 ..................................................... 3,732 3,763
86,809
Federal National Mortgage Association
2 .50% , 2/1/28 - 3/1/52 ............................................... 11,276 9,712
6 .50% , 4/1/31 - 3/1/32 ............................................... 166 173
5 .00% , 6/1/33 - 4/1/53 ............................................... 7,733 7,626
5 .50% , 9/1/35 - 5/1/38 ............................................... 2,192 2,245
6 .00% , 5/1/36 - 3/1/54 ............................................... 9,403 9,518
4 .00% , 4/1/38 - 7/1/53 ............................................... 13,960 13,151
3 .50% , 12/1/42 - 6/1/52 .............................................. 15,984 14,493
3 .00% , 2/1/50 - 12/1/51 .............................................. 8,219 7,126
64,044
Government National Mortgage Association
7 .00% , 1/15/26 - 7/15/32 ............................................. 205 211
6 .50% , 4/15/26 - 10/15/31 ............................................. 256 265
7 .50% , 6/15/26 - 8/15/29 ............................................. 66 67
6 .00% , 9/15/28 - 9/20/53 ............................................. 13,407 13,602
5 .50% , 4/20/33 - 9/20/53 ............................................. 31,367 31,329
5 .00% , 8/15/33 - 4/20/54 ............................................. 22,100 21,712
3 .50% , 4/20/52 .................................................... 6,239 5,578
4 .50% , 8/20/52 - 9/20/53 ............................................. 27,029 25,775
3 .00% , 1/20/53 .................................................... 4,336 3,804
2 .50% , 6/20/53 - 7/20/53 ............................................. 11,357 9,641
111,984
Total U.S. Government Agency Mortgages (Cost $283,898)
a
a
a
279,148
U.S. Treasury Obligations (23.8%)
U.S. Treasury Bonds
1 .13% , 5/15/40 .................................................... 10,000 6,239
3 .88% , 8/15/40 .................................................... 32,000 29,900
1 .38% , 11/15/40 .................................................... 30,000 19,252
1 .88% , 2/15/41 .................................................... 9,000 6,247
2 .25% , 5/15/41 .................................................... 70,000 51,428
1 .75% , 8/15/41 .................................................... 25,000 16,770
2 .75% , 8/15/42 .................................................... 55,000 42,788
2 .75% , 11/15/42 .................................................... 10,000 7,747
3 .13% , 2/15/43 .................................................... 45,000 36,865
2 .88% , 5/15/43 .................................................... 10,000 7,845
4 .38% , 8/15/43 .................................................... 20,000 19,506
3 .38% , 5/15/44 .................................................... 5,000 4,203
3 .00% , 11/15/44 .................................................... 25,000 19,695
2 .50% , 2/15/45 .................................................... 55,000 39,591
3 .00% , 11/15/45 .................................................... 21,000 16,423
2 .50% , 2/15/46 .................................................... 15,000 10,680
2 .25% , 8/15/46 .................................................... 42,950 28,924
2 .88% , 11/15/46 .................................................... 10,000 7,573
3 .00% , 2/15/47 .................................................... 23,000 17,775
2 .75% , 11/15/47 .................................................... 12,000 8,809
3 .00% , 2/15/48 .................................................... 25,000 19,184
3 .13% , 5/15/48 .................................................... 30,000 23,517
3 .38% , 11/15/48 .................................................... 25,000 20,453
3 .00% , 2/15/49 .................................................... 10,000 7,628
1 .25% , 5/15/50 .................................................... 30,000 15,070
1 .63% , 11/15/50 .................................................... 35,000 19,343
2 .88% , 5/15/52 .................................................... 10,000 7,388
4 .00% , 11/15/52 .................................................... 10,000 9,187
4 .13% , 8/15/53 .................................................... 17,000 15,975

Victory Portfolios III
Victory Income Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .75% , 11/15/53 .................................................... $ 10,000 $ 10,427
4 .25% , 2/15/54 .................................................... 10,000 9,614
U.S. Treasury Inflation Indexed Bonds
2 .38% , 1/15/25 .................................................... 66,800 66,595
0 .88% , 1/15/29 .................................................... 12,467 11,996
U.S. Treasury Notes
2 .00% , 2/15/25 .................................................... 10,000 9,924
4 .25% , 10/15/25 .................................................... 6,000 5,996
4 .63% , 9/15/26 .................................................... 10,000 10,080
4 .38% , 12/15/26 .................................................... 25,000 25,113
2 .38% , 5/15/27 .................................................... 5,000 4,789
0 .50% , 10/31/27 .................................................... 11,000 9,882
4 .13% , 10/31/27 .................................................... 10,000 10,001
1 .25% , 3/31/28 .................................................... 7,000 6,359
2 .88% , 8/15/28 .................................................... 6,000 5,731
1 .25% , 9/30/28 .................................................... 7,000 6,270
3 .75% , 12/31/28 .................................................... 10,000 9,842
2 .63% , 2/15/29 .................................................... 13,000 12,221
4 .25% , 2/28/29 .................................................... 10,000 10,036
2 .38% , 3/31/29 .................................................... 20,000 18,566
3 .25% , 6/30/29 .................................................... 20,000 19,225
4 .25% , 6/30/29 .................................................... 15,000 15,054
3 .63% , 8/31/29 .................................................... 10,000 9,777
3 .88% , 9/30/29 .................................................... 10,000 9,870
4 .13% , 8/31/30 .................................................... 25,000 24,906
4 .38% , 11/30/30 .................................................... 6,000 6,054
4 .00% , 1/31/31 .................................................... 15,000 14,828
4 .25% , 2/28/31 .................................................... 10,000 10,020
4 .63% , 4/30/31 .................................................... 10,000 10,229
4 .25% , 6/30/31 .................................................... 5,000 5,007
4 .13% , 11/15/32 .................................................... 20,000 19,850
3 .88% , 8/15/33 .................................................... 54,000 52,448
4 .50% , 11/15/33 .................................................... 30,000 30,506
4 .00% , 2/15/34 .................................................... 38,000 37,187
4 .38% , 5/15/34 .................................................... 5,000 5,037
3 .88% , 8/15/34 .................................................... 30,000 29,025
Total U.S. Treasury Obligations (Cost $1,203,877)
a
a
a
1,078,470
Commercial Paper (0.3%)
Financials (0.1%):
Brookfield Corporate Treasury Ltd. , 5 .00% , 11/7/24 (a) (i) .......................... 5,000 4,995
Industrials (0.2%):
Sonoco Products Co. , 4 .97% , 11/1/24 (a) (i) ..................................... 7,000 6,999
Total Commercial Paper (Cost $11,996)
a
a
a
11,994
Shares
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (j) ........ 9,431,826 9,431
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (j) ............ 9,431,826 9,432
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (j) ................ 9,431,826 9,432
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (j) . 9,431,826 9,432
Total Collateral for Securities Loaned (Cost $37,727)
a
a
a
37,727
Total Investments (Cost $4,882,357) — 100.2% 4,535,837
Liabilities in excess of other assets —  (0.2)% (7,236)
NET ASSETS - 100.00% $ 4,528,601
At October 31, 2024, the Fund's investments in foreign securities were 11.1% of net assets.
^ Purchased with cash collateral from securities on loan.

Victory Portfolios III
Victory Income Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2024, the fair value of these securities was
$1,084,857 (thousands) and amounted to 24.0% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2024.
(c) Security is interest only.
(d) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2024.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Amount represents less than 0.05% of net assets.
(g) All or a portion of this security is on loan.
(h) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(i) Rate represents the effective yield at October 31, 2024.
(j) Rate disclosed is the daily yield on October 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of October 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of October 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of October 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of October 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of October 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of October 31, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of October 31, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
October 31, 2024
24
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Income
Fund
Assets:
Investments, at value (Cost $4,882,357) $ 4,535,837 (a)
Cash 1,714
Deposit with broker for futures contracts 2,470
Receivables:
Dividends, interest, and securities lending income 41,604
Capital shares issued 1,170
Investments sold 143
From Adviser 4
Prepaid expenses 72
Total Assets 4,583,014
Liabilities:
Payables:
Collateral received on loaned securities 37,727
Investments purchased 10,936
Capital shares redeemed 3,495
Accrued expenses and other payables:
Investment advisory fees 1,193
Administration fees 479
Custodian fees 32
Transfer agent fees 431
Compliance fees 3
12b-1 fees 5
Other accrued expenses 112
Total Liabilities 54,413
Commitments and contingencies (Note 5 )
Net Assets:
Capital 5,069,017
Total accumulated earnings (loss) (540,416)
Net Assets $ 4,528,601
Net Assets:
Fund Shares $ 2,036,294
Institutional Shares 2,437,023
Class A 41,688
Class R6 13,596
Total $ 4,528,601
Shares (unlimited number of shares authorized with no par value):
Fund Shares 176,584
Institutional Shares 211,488
Class A 3,629
Class R6 1,179
Total 392,880
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 11 .53
Institutional Shares 11 .52
Class A 11 .49
Class R6 11 .53
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 11 .75
(a) Includes $35,747 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
25
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Income
Fund
Investment Income:
Dividends $ 1,321
Interest 101,489
Securities lending (net of fees) 149
Total Income 102,959
Expenses:
Investment advisory fees 7,104
Administration fees — Fund Shares 1,565
Administration fees — Institutional Shares 1,223
Administration fees — Class A 33
Administration fees — Class R6 3
Sub-Administration fees 15
12b-1 fees — Class A 54
Custodian fees 92
Transfer agent fees — Fund Shares 1,137
Transfer agent fees — Institutional Shares 1,273
Transfer agent fees — Class A 23
Transfer agent fees — Class R6 1
Trustees' fees 22
Compliance fees 19
Legal and audit fees 38
State registration and filing fees 52
Interfund lending fees 1
Other expenses 167
Recoupment of prior expenses waived/reimbursed by Adviser 38
Total Expenses 12,860
Expenses waived/reimbursed by Adviser (19)
Net Expenses 12,841
Net Investment Income (Loss) 90,118
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (14,726)
Net change in unrealized appreciation/depreciation on investment securities 166,993
Net realized/unrealized gains (losses) on investments 152,267
Change in net assets resulting from operations $ 242,385

26
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Income Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 90,118 $ 181,718
Net realized gains (losses) (14,726) (127,942)
Net change in unrealized appreciation/depreciation 166,993 9,142
Change in net assets resulting from operations 242,385 62,918
Distributions to Shareholders:
Fund Shares (40,557) (84,419)
Institutional Shares (48,356) (98,138)
Class A (791) (1,770)
Class R6 (233) (350)
Change in net assets resulting from distributions to shareholders (89,937) (184,677)
Change in net assets resulting from capital transactions (30,173) (356,890)
Change in net assets 122,275 (478,649)
Net Assets:
Beginning of period 4,406,326 4,884,975
End of period $ 4,528,601 $ 4,406,326

27
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Income Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 66,157 $ 128,480
Distributions reinvested 38,849 80,900
Cost of shares redeemed (166,001) (387,301)
Total Fund Shares $ (60,995) $ (177,921)
Institutional Shares
Proceeds from shares issued $ 185,534 $ 377,021
Distributions reinvested 48,252 97,964
Cost of shares redeemed (203,091) (649,172)
Total Institutional Shares $ 30,695 $ (174,187)
Class A
Proceeds from shares issued $ 105 $ 417
Distributions reinvested 770 1,725
Cost of shares redeemed (4,187) (9,191)
Total Class A $ (3,312) $ (7,049)
Class R6
Proceeds from shares issued $ 4,729 $ 5,037
Distributions reinvested 233 348
Cost of shares redeemed (1,523) (3,118)
Total Class R6 $ 3,439 $ 2,267
Change in net assets resulting from capital transactions $ (30,173) $ (356,890)
Share Transactions:
Fund Shares
Issued 5,718 11,462
Reinvested 3,369 7,252
Redeemed (14,369) (34,651)
Total Fund Shares (5,282) (15,937)
Institutional Shares
Issued 16,022 33,600
Reinvested 4,187 8,791
Redeemed (17,572) (58,082)
Total Institutional Shares 2,637 (15,691)
Class A
Issued 9 37
Reinvested 67 155
Redeemed (364) (824)
Total Class A (288) (632)
Class R6
Issued 406 449
Reinvested 20 31
Redeemed (131) (279)
Total Class R6 295 201
Change in Shares (2,638) (32,059)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Income Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.15 $11.43 $11.80 $13.83 $13.95 $13.28 $12.68
Investment Activities:
Net investment income (loss) 0.23(b) 0.44(b) 0.29(b) 0.36(b) 0.40(b) 0.43(b) 0.45
Net realized and unrealized gains
(losses) 0.38 (0.27) (0.37) (1.76) 0.11 0.69 0.60
Total from Investment
Activities 0.61 0.17 (0.08) (1.40) 0.51 1.12 1.05
Distributions to Shareholders from:
Net investment income (0.23) (0.45) (0.29) (0.36) (0.40) (0.41) (0.45)
Net realized gains — — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.23) (0.45) (0.29) (0.63) (0.63) (0.45) (0.45)
Net Asset Value, End of Period $11.53 $11.15 $11.43 $11.80 $13.83 $13.95 $13.28
Total Return(d)(e) 5.46% 1.53% (0.64)% (10.41)% 3.75% 8.64% 8.50%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.59% 0.59% 0.58% 0.46% 0.44% 0.50% 0.55%
Net Investment Income (Loss)(f) 3.90% 3.92% 3.40% 2.78% 2.90% 3.22% 3.49%
Gross Expenses(f)(i) 0.59% 0.60% 0.59% 0.46% 0.44% 0.50% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $2,036,294 $2,026,932 $2,260,747 $2,472,982 $3,089,682 $3,292,322 $3,214,507
Portfolio Turnover(d)(j) 9% 25% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.14 $11.42 $11.79 $13.82 $13.94 $13.27 $12.67
Investment Activities:
Net investment income (loss) 0.23(b) 0.44(b) 0.29(b) 0.36(b) 0.41(b) 0.44(b) 0.45
Net realized and unrealized gains
(losses) 0.38 (0.27) (0.37) (1.75) 0.11 0.69 0.61
Total from Investment
Activities 0.61 0.17 (0.08) (1.39) 0.52 1.13 1.06
Distributions to Shareholders from:
Net investment income (0.23) (0.45) (0.29) (0.37) (0.41) (0.42) (0.46)
Net realized gains — — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.23) (0.45) (0.29) (0.64) (0.64) (0.46) (0.46)
Net Asset Value, End of Period $11.52 $11.14 $11.42 $11.79 $13.82 $13.94 $13.27
Total Return(d)(e) 5.50% 1.58% (0.62)% (10.37)% 3.80% 8.78% 8.58%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.53% 0.55% 0.54% 0.41% 0.40% 0.45% 0.48%
Net Investment Income (Loss)(f) 3.96% 3.96% 3.44% 2.81% 2.95% 3.28% 3.56%
Gross Expenses(f)(i) 0.53% 0.55% 0.55% 0.41% 0.40% 0.45% 0.48%
Supplemental Data:
Net Assets at end of period (000's) $2,437,023 $2,326,045 $2,564,595 $2,914,607 $4,898,801 $4,978,740 $5,048,203
Portfolio Turnover(d)(j) 9% 25% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Income Fund
Class A
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.10 $11.39 $11.76 $13.79 $13.91 $13.24 $12.65
Investment Activities:
Net investment income (loss) 0.21(b) 0.41(b) 0.27(b) 0.32(b) 0.36(b) 0.40(b) 0.42
Net realized and unrealized gains
(losses) 0.39 (0.28) (0.38) (1.75) 0.11 0.69 0.59
Total from Investment
Activities 0.60 0.13 (0.11) (1.43) 0.47 1.09 1.01
Distributions to Shareholders from:
Net investment income (0.21) (0.42) (0.26) (0.33) (0.36) (0.38) (0.42)
Net realized gains — — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.21) (0.42) (0.26) (0.60) (0.59) (0.42) (0.42)
Net Asset Value, End of Period $11.49 $11.10 $11.39 $11.76 $13.79 $13.91 $13.24
Total Return (excludes sales charge)(d)(e) 5.44% 1.20% (0.83)% (10.65)% 3.50% 8.40% 8.20%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.84% 0.85% 0.83% 0.71% 0.70% 0.77% 0.77%
Net Investment Income (Loss)(f) 3.65% 3.66% 3.15% 2.53% 2.64% 2.96% 3.28%
Gross Expenses(f)(i) 0.90% 0.88% 0.87% 0.72% 0.71% 0.77% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $41,688 $43,490 $51,813 $58,054 $77,209 $87,216 $95,026
Portfolio Turnover(d)(j) 9% 25% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Fund
Class R6
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.14 $11.43 $11.80 $13.83 $13.95 $13.27 $12.67
Investment Activities:
Net investment income (loss) 0.24(b) 0.46(b) 0.30(b) 0.38(b) 0.42(b) 0.45(b) 0.47
Net realized and unrealized gains
(losses) 0.39 (0.29) (0.38) (1.76) 0.11 0.70 0.60
Total from Investment
Activities 0.63 0.17 (0.08) (1.38) 0.53 1.15 1.07
Distributions to Shareholders from:
Net investment income (0.24) (0.46) (0.29) (0.38) (0.42) (0.43) (0.47)
Net realized gains — — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.24) (0.46) (0.29) (0.65) (0.65) (0.47) (0.47)
Net Asset Value, End of Period $11.53 $11.14 $11.43 $11.80 $13.83 $13.95 $13.27
Total Return(d)(e) 5.64% 1.58% (0.58)% (10.28)% 3.90% 8.86% 8.68%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.43% 0.45% 0.49% 0.32% 0.30% 0.37% 0.39%
Net Investment Income (Loss)(f) 4.05% 4.07% 3.50% 2.93% 3.07% 3.35% 3.65%
Gross Expenses(f)(i) 0.54% 0.57% 0.74% 0.45% 0.35% 0.37% 0.43%
Supplemental Data:
Net Assets at end of period (000's) $13,596 $9,859 $7,820 $6,979 $8,094 $21,794 $20,840
Portfolio Turnover(d)(j) 9% 25% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
32
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Income Fund Income Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
33
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
Level 1 Level 2 Level 3 Total
Income Fund
Asset-Backed Securities ......................................... $ — $ 461,574 $ — $ 461,574
Collateralized Mortgage Obligations ................................ — 220,917 — 220,917
Preferred Stocks ............................................... 35,566 — — 35,566
Corporate Bonds .............................................. — 1,795,963 — 1,795,963
Yankee Dollars ............................................... — 479,026 — 479,026
Municipal Bonds .............................................. — 135,452 — 135,452
U.S. Government Agency Mortgages ................................ — 279,148 — 279,148
U.S. Treasury Obligations ........................................ — 1,078,470 — 1,078,470
Commercial Paper ............................................. — 11,994 — 11,994
Collateral for Securities Loaned ................................... 37,727 — — 37,727
Total ....................................................... $ 73,293 $ 4,462,544 $ — $ 4,535,837

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
34
(Unaudited)
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
The Fund did not hold futures contracts as of October 31, 2024.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
35
(Unaudited)
mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Income Fund .................................................... $ 35,747 $ — $ 37,727
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Income Fund ................................................... $ 252,680 $ 344,989 $ 152,767 $ 70,525
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
36
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper A Rated Bond Funds Index. The Lipper A Rated Bond Funds Index tracks the total return performance of the largest funds within the Lipper A Rated Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Income Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ 717 $ 864 $ 16 $ 2
as annual % rate 0.07% 0.07% 0.07% 0.04%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
37
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper A Rated Bond Funds Index. The Lipper A Rated Bond Funds Index tracks the total return performance of the largest funds within the Lipper A Rated Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Income Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ 717 $ 864 $ 16 $ 2
as annual % rate 0.07% 0.07% 0.07% 0.04%
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended October 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2024, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
For the six months ended October 31, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
In effect until August 31, 2025
Fund Shares Institutional Shares Class A Class R6
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.52% 0.46% 0.77% 0.39%
Amount
Income Fund ........................................................................................ $ 38
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Income Fund ............................................ $ 14 $ 192 $ 226 $ 19 $ 451

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
38
(Unaudited)
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Reference Rate Transition Risk — The terms of many floating rate loans and other instruments were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark after June 30, 2023. The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances, and investments specifically. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
39
(Unaudited)
defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2024.
8. Federal Income Tax Information:
Distributions from net investment income are declared and paid monthly.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
October 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Income Fund ................................... Borrower $ — $ 2,268 5.50% $ 2,700
Short-Term
Amount
Long-Term
Amount Total
Income Fund ......................................................... $ (860) $ (182,877) $ (183,737)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23424-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Income Stock Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
9
Notes to Financial Statements 11

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Income Stock Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (1.8%):
Comcast Corp., Class A .................................................. 801,624 $ 35,007
Omnicom Group, Inc. .................................................... 134,836 13,618
48,625
Consumer Discretionary (6.6%):
Best Buy Co., Inc. ...................................................... 113,364 10,251
Dick's Sporting Goods, Inc. ................................................ 46,539 9,110
Dillard's, Inc., Class A ................................................... 5,855 2,175
Domino's Pizza, Inc. ..................................................... 21,523 8,905
H&R Block, Inc. ....................................................... 149,551 8,933
Lennar Corp., Class A .................................................... 82,843 14,108
Lowe's Cos., Inc. ....................................................... 139,607 36,553
PulteGroup, Inc. ........................................................ 91,166 11,809
Tapestry, Inc. .......................................................... 174,702 8,290
The Home Depot, Inc. ................................................... 85,008 33,472
The TJX Cos., Inc. ...................................................... 157,031 17,749
Toll Brothers, Inc. ...................................................... 97,970 14,347
175,702
Consumer Staples (11.1%):
Altria Group, Inc. ....................................................... 954,750 51,996
Archer-Daniels-Midland Co. ............................................... 302,488 16,700
Colgate-Palmolive Co. ................................................... 325,784 30,529
Kimberly-Clark Corp. .................................................... 217,266 29,153
Molson Coors Beverage Co., Class B ......................................... 96,875 5,277
PepsiCo, Inc. .......................................................... 76,157 12,648
Philip Morris International, Inc. ............................................. 415,305 55,111
Sysco Corp. ........................................................... 135,838 10,181
Target Corp. .......................................................... 146,746 22,018
The Clorox Co. ........................................................ 60,776 9,636
The Kroger Co. ........................................................ 310,564 17,320
The Procter & Gamble Co. ................................................ 208,352 34,415
294,984
Energy (7.1%):
Chevron Corp. ......................................................... 142,338 21,183
ConocoPhillips Co. ..................................................... 152,634 16,719
Coterra Energy, Inc. ..................................................... 107,133 2,563
Devon Energy Corp. ..................................................... 713,146 27,584
Diamondback Energy, Inc. ................................................ 102,717 18,157
EOG Resources, Inc. .................................................... 237,517 28,968
Marathon Petroleum Corp. ................................................ 108,337 15,760
Ovintiv, Inc. .......................................................... 132,838 5,207
Phillips 66 Co. ......................................................... 139,844 17,036
Valero Energy Corp. ..................................................... 270,496 35,100
188,277
Financials (19.1%):
Ally Financial, Inc. ...................................................... 131,564 4,611
American Express Co. ................................................... 99,589 26,897
American Financial Group, Inc. ............................................. 51,914 6,693
American International Group, Inc. .......................................... 288,493 21,891
Ameriprise Financial, Inc. ................................................. 59,187 30,203
Annaly Capital Management, Inc. ........................................... 254,684 4,842
Bank OZK ............................................................ 68,864 3,013
Evercore, Inc. ......................................................... 38,131 10,073
Everest Group Ltd. ...................................................... 87,899 31,258
Fidelity National Financial, Inc. ............................................ 287,828 17,319
First Horizon Corp. ..................................................... 350,656 6,077
JPMorgan Chase & Co. .................................................. 472,264 104,805
Northern Trust Corp. .................................................... 61,242 6,156
Popular, Inc. .......................................................... 135,632 12,102

Victory Portfolios III
Victory Income Stock Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Synchrony Financial ..................................................... 618,740 $ 34,117
T. Rowe Price Group, Inc. ................................................. 73,625 8,088
The Allstate Corp. ...................................................... 107,084 19,973
The Bank of New York Mellon Corp. ......................................... 422,154 31,814
The Goldman Sachs Group, Inc. ............................................ 87,301 45,204
The Hartford Financial Services Group, Inc. .................................... 132,741 14,660
The PNC Financial Services Group, Inc. ...................................... 162,655 30,623
W.R. Berkley Corp. ..................................................... 174,709 9,988
Wells Fargo & Co. ...................................................... 373,215 24,229
Zions Bancorp NA ...................................................... 88,838 4,625
509,261
Health Care (16.1%):
AbbVie, Inc. .......................................................... 273,888 55,837
Agilent Technologies, Inc. ................................................. 66,283 8,637
Bristol-Myers Squibb Co. ................................................. 1,123,233 62,643
Cardinal Health, Inc. .................................................... 284,460 30,870
Chemed Corp. ......................................................... 5,434 2,936
CVS Health Corp. ...................................................... 355,860 20,092
Elevance Health, Inc. .................................................... 18,332 7,438
Gilead Sciences, Inc. .................................................... 655,378 58,211
Johnson & Johnson ..................................................... 460,018 73,538
Medtronic PLC ........................................................ 247,670 22,105
Merck & Co., Inc. ...................................................... 306,020 31,312
Pfizer, Inc. ............................................................ 898,911 25,439
Quest Diagnostics, Inc. ................................................... 37,870 5,863
Royalty Pharma PLC, Class A .............................................. 419,322 11,322
The Cigna Group ....................................................... 42,387 13,344
429,587
Industrials (13.0%):
Advanced Drainage Systems, Inc. ........................................... 27,120 4,065
AGCO Corp. .......................................................... 67,181 6,707
Carlisle Cos., Inc. ....................................................... 18,398 7,768
Caterpillar, Inc. ........................................................ 148,345 55,807
CSX Corp. ............................................................ 185,122 6,228
Cummins, Inc. ......................................................... 79,413 26,125
Expeditors International of Washington, Inc. .................................... 121,572 14,467
FedEx Corp. .......................................................... 94,727 25,941
Ferguson Enterprises, Inc. ................................................. 112,586 22,150
General Dynamics Corp. .................................................. 93,551 27,280
ITT, Inc. ............................................................. 20,419 2,861
Lincoln Electric Holdings, Inc. ............................................. 30,202 5,816
Lockheed Martin Corp. ................................................... 34,924 19,070
ManpowerGroup, Inc. ................................................... 97,834 6,149
Masco Corp. .......................................................... 416,908 33,315
Otis Worldwide Corp. .................................................... 204,134 20,046
Owens Corning ........................................................ 103,176 18,241
Parker-Hannifin Corp. ................................................... 23,702 15,029
Robert Half, Inc. ....................................................... 58,577 3,990
Snap-on, Inc. .......................................................... 44,102 14,559
SS&C Technologies Holdings, Inc. .......................................... 51,425 3,596
United Parcel Service, Inc., Class B .......................................... 59,806 8,018
347,228
Information Technology (8.3%):
Accenture PLC, Class A .................................................. 62,372 21,507
Applied Materials, Inc. ................................................... 53,301 9,678
Cisco Systems, Inc. ..................................................... 638,317 34,961
Cognizant Technology Solutions Corp., Class A ................................. 255,144 19,031
Hewlett Packard Enterprise Co. ............................................. 503,366 9,811
HP, Inc. .............................................................. 575,583 20,445
KLA Corp. ........................................................... 9,019 6,009
Lam Research Corp. ..................................................... 120,430 8,954

Victory Portfolios III
Victory Income Stock Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
NetApp, Inc. .......................................................... 181,671 $ 20,949
QUALCOMM, Inc. ..................................................... 308,382 50,195
Skyworks Solutions, Inc. ................................................. 125,203 10,965
TD SYNNEX Corp. ..................................................... 81,337 9,382
221,887
Materials (6.8%):
Avery Dennison Corp. ................................................... 44,973 9,311
CF Industries Holdings, Inc. ............................................... 367,157 30,191
CRH PLC ............................................................ 138,177 13,186
Dow, Inc. ............................................................ 226,023 11,161
LyondellBasell Industries NV, Class A ........................................ 249,127 21,637
Nucor Corp. ........................................................... 138,064 19,583
Olin Corp. ............................................................ 101,257 4,155
Packaging Corp. of America ............................................... 136,180 31,177
Reliance, Inc. .......................................................... 32,809 9,394
RPM International, Inc. .................................................. 32,796 4,169
The Mosaic Co. ........................................................ 573,702 15,352
Westlake Corp. ........................................................ 77,926 10,282
179,598
Real Estate (5.4%):
Alexandria Real Estate Equities, Inc. ......................................... 83,033 9,262
AvalonBay Communities, Inc. .............................................. 57,666 12,779
BXP, Inc. ............................................................. 61,627 4,965
Crown Castle, Inc. ...................................................... 104,951 11,281
CubeSmart ........................................................... 200,438 9,589
Equinix, Inc. .......................................................... 10,778 9,787
Extra Space Storage, Inc. ................................................. 50,636 8,269
Healthpeak Properties, Inc. ................................................ 725,892 16,296
Host Hotels & Resorts, Inc. ................................................ 586,464 10,111
Kilroy Realty Corp. ..................................................... 58,582 2,356
Kimco Realty Corp. ..................................................... 476,506 11,303
Prologis, Inc. .......................................................... 135,777 15,335
Simon Property Group, Inc. ............................................... 58,137 9,832
VICI Properties, Inc. .................................................... 348,428 11,066
142,231
Utilities (4.4%):
American Electric Power Co., Inc. ........................................... 136,821 13,511
Duke Energy Corp. ...................................................... 273,038 31,473
Edison International ..................................................... 90,901 7,490
Entergy Corp. ......................................................... 105,088 16,266
NiSource, Inc. ......................................................... 288,430 10,141
NRG Energy, Inc. ....................................................... 284,407 25,711
OGE Energy Corp. ...................................................... 122,438 4,896
The AES Corp. ........................................................ 305,524 5,038
UGI Corp. ............................................................ 120,320 2,877
117,403
Total Common Stocks (Cost $2,156,772)
a
a
a
2,654,783
Total Investments (Cost $2,156,772) — 99.7% 2,654,783
Other assets in excess of liabilities —  0.3% 7,799
NET ASSETS - 100.00% $ 2,662,582
PLC
—
Public Limited Company

Statement of Assets and Liabilities
October 31, 2024
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Income
Stock Fund
Assets:
Investments, at value (Cost $2,156,772) $ 2,654,783
Cash 5,588
Receivables:
Dividends, interest, and securities lending income 4,075
Capital shares issued 115
From Adviser 3
Reclaims 338
Prepaid expenses 33
Total Assets 2,664,935
Liabilities:
Payables:
Capital shares redeemed 531
Accrued expenses and other payables:
Investment advisory fees 1,239
Administration fees 309
Custodian fees 18
Transfer agent fees 166
Compliance fees 2
Trustees' fees — (a)
Other accrued expenses 88
Total Liabilities 2,353
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,791,696
Total accumulated earnings (loss) 870,886
Net Assets $ 2,662,582
Net Assets:
Fund Shares $ 1,820,410
Institutional Shares 842,172
Total $ 2,662,582
Shares (unlimited number of shares authorized with no par value):
Fund Shares 87,299
Institutional Shares 40,462
Total 127,761
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 20 .85
Institutional Shares 20 .81
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Income
Stock Fund
Investment Income:
Dividends $ 38,821
Interest 163
Securities lending (net of fees) 8
Foreign tax withholding (26)
Total Income 38,966
Expenses:
Investment advisory fees 7,253
Administration fees — Fund Shares 1,354
Administration fees — Institutional Shares 443
Sub-Administration fees 12
Custodian fees 56
Transfer agent fees — Fund Shares 468
Transfer agent fees — Institutional Shares 461
Trustees' fees 23
Compliance fees 11
Legal and audit fees 20
State registration and filing fees 29
Other expenses 83
Recoupment of prior expenses waived/reimbursed by Adviser 2
Total Expenses 10,215
Expenses waived/reimbursed by Adviser (11)
Net Expenses 10,204
Net Investment Income (Loss) 28,762
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 162,016
Net change in unrealized appreciation/depreciation on investment securities 43,703
Net realized/unrealized gains (losses) on investments 205,719
Change in net assets resulting from operations $ 234,481

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Income Stock Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 28,762 $ 56,639
Net realized gains (losses) 162,016 212,518
Net change in unrealized appreciation/depreciation 43,703 130,033
Change in net assets resulting from operations 234,481 399,190
Distributions to Shareholders:
Fund Shares (19,558) (95,582)
Institutional Shares (9,527) (48,930)
Change in net assets resulting from distributions to shareholders (29,085) (144,512)
Change in net assets resulting from capital transactions (140,166) (65,766)
Change in net assets 65,230 188,912
Net Assets:
Beginning of period 2,597,352 2,408,440
End of period $ 2,662,582 $ 2,597,352

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Income Stock Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 34,981 $ 67,252
Distributions reinvested 18,734 92,132
Cost of shares redeemed (98,125) (204,034)
Total Fund Shares $ (44,410) $ (44,650)
Institutional Shares
Proceeds from shares issued $ 26,871 $ 54,012
Distributions reinvested 9,510 48,854
Cost of shares redeemed (132,137) (123,982)
Total Institutional Shares $ (95,756) $ (21,116)
Change in net assets resulting from capital transactions $ (140,166) $ (65,766)
Share Transactions:
Fund Shares
Issued 1,722 3,676
Reinvested 921 5,068
Redeemed (4,844) (11,249)
Total Fund Shares (2,201) (2,505)
Institutional Shares
Issued 1,354 3,000
Reinvested 469 2,692
Redeemed (6,481) (6,764)
Total Institutional Shares (4,658) (1,072)
Change in Shares (6,859) (3,577)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Income Stock Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $19.31 $17.44 $18.75 $20.18 $15.73 $19.78 $20.24
Investment Activities:
Net investment income (loss) 0.22(b) 0.42(b) 0.34(b) 0.40(b) 0.34(b) 0.40(b) 0.43
Net realized and unrealized gains
(losses) 1.54 2.52 0.01 0.21 4.45 (0.87) 0.70
Total from Investment
Activities 1.76 2.94 0.35 0.61 4.79 (0.47) 1.13
Distributions to Shareholders from:
Net investment income (0.22) (0.44) (0.29) (0.43) (0.33) (0.36) (0.44)
Net realized gains — (0.63) (1.37) (1.61) (0.01) (3.22) (1.15)
Total Distributions (0.22) (1.07) (1.66) (2.04) (0.34) (3.58) (1.59)
Net Asset Value, End of Period $20.85 $19.31 $17.44 $18.75 $20.18 $15.73 $19.78
Total Return(c)(d) 9.16% 17.37% 1.82% 2.75% 30.75% (3.84)% 6.26%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.76% 0.75% 0.74% 0.70% 0.70% 0.74% 0.75%
Net Investment Income (Loss)(e) 2.14% 2.32% 2.55% 2.04% 1.90% 2.31% 2.44%
Gross Expenses(e)(h) 0.76% 0.75% 0.74% 0.70% 0.70% 0.74% 0.75%
Supplemental Data:
Net Assets at end of period (000's) $1,820,410 $1,727,892 $1,604,350 $1,670,838 $1,740,731 $1,482,959 $1,707,034
Portfolio Turnover(c)(i) 34% 58% 32% 50% 53% 64% 86%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Income Stock Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $19.27 $17.41 $18.72 $20.15 $15.71 $19.76 $20.22
Investment Activities:
Net investment income (loss) 0.22(b) 0.42(b) 0.34(b) 0.40(b) 0.34(b) 0.40(b) 0.43
Net realized and unrealized gains
(losses) 1.54 2.51 0.02 0.21 4.44 (0.86) 0.70
Total from Investment
Activities 1.76 2.93 0.36 0.61 4.78 (0.46) 1.13
Distributions to Shareholders from:
Net investment income (0.22) (0.44) (0.30) (0.43) (0.33) (0.37) (0.44)
Net realized gains — (0.63) (1.37) (1.61) (0.01) (3.22) (1.15)
Total Distributions (0.22) (1.07) (1.67) (2.04) (0.34) (3.59) (1.59)
Net Asset Value, End of Period $20.81 $19.27 $17.41 $18.72 $20.15 $15.71 $19.76
Total Return(c)(d) 9.17% 17.35% 1.83% 2.77% 30.75% (3.81)% 6.30%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.76% 0.74% 0.72% 0.68% 0.68% 0.72% 0.73%
Net Investment Income (Loss)(e) 2.14% 2.33% 2.57% 2.05% 1.91% 2.34% 2.47%
Gross Expenses(e)(h) 0.76% 0.75% 0.73% 0.69% 0.69% 0.72% 0.73%
Supplemental Data:
Net Assets at end of period (000's) $842,172 $869,460 $804,090 $953,444 $1,078,555 $1,028,803 $1,088,446
Portfolio Turnover(c)(i) 34% 58% 32% 50% 53% 64% 86%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
11
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Income Stock Fund Income Stock Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
12
(Unaudited)
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of October 31, 2024, the Fund did not have any securities on loan.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Level 1 Level 2 Level 3 Total
Income Stock Fund
Common Stocks ............................................... $ 2,654,783 $ — $ — $ 2,654,783
Total ....................................................... $ 2,654,783 $ — $ — $ 2,654,783

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
13
(Unaudited)
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government
Securities
Purchases Sales
Income Stock Fund ........................................................................ $ 908,259 $ 1,046,432
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
14
(Unaudited)
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Equity Income Funds Index. The Lipper Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Equity Income Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Income Stock Fund Fund Shares
Institutional
Shares
in thousands $ 339 $ 187
as annual % rate 0.04% 0.04%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
15
(Unaudited)
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
For the six months ended October 31, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase
In effect until August 31, 2025
Fund Shares Institutional Shares
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.76% 0.72%
Amount
Income Stock Fund ................................................................................... $ 2
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Income Stock Fund ....................................... $ 26 $ 73 $ 50 $ 11 $ 160
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Equity Income Funds Index. The Lipper Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Equity Income Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Income Stock Fund Fund Shares
Institutional
Shares
in thousands $ 339 $ 187
as annual % rate 0.04% 0.04%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
16
(Unaudited)
as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Financial Sector Risk — The Fund's investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. Financial companies, such as retail and commercial banks, insurance companies, and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), and competition from new entrants in their fields of business.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23422-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
8
Notes to Financial Statements 9

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Money Market Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (1.5%)
Financials (1.5%):
Bass Pro Rossford Development Co. LLC (LOC - Fifth Third Bank) , 4 .93% , 11/1/27 (a) .... $ 12,715 $ 12,715
NLS 2015 Irrevocable Trust (LOC - Bank of Oklahoma, N.A.) , 5 .10% , 12/1/39 , Callable
12/6/24 @ 100 (a) ................................................... 11,260 11,260
Stobro Co. LP (LOC - Federal Home Loan Bank of Pittsburgh) , 4 .88% , 1/1/32 , Callable
12/6/24 @ 100 (a) ................................................... 7,520 7,520
31,495
Total Corporate Bonds (Cost $31,495)
a
a
a
31,495
Municipal Bonds (1.0%)
Arizona (1.0%):
The County of Yavapai IDA Revenue (LOC - Bank of Nova Scotia) , 4 .85% , 9/1/35 ,
Continuously Callable @100 (a) ......................................... 20,000 20,000
Total Municipal Bonds (Cost $20,000)
a
a
a
20,000
U.S. Treasury Obligations (4.8%)
U.S. Treasury Bills , 5 .12% , 11/14/24 (b) ....................................... 100,000 99,817
Total U.S. Treasury Obligations (Cost $99,817)
a
a
a
99,817
Commercial Paper (55.5%)
Consumer Discretionary (2.4%):
AutoNation, Inc. , 5 .20% , 11/1/24 (b) (c) ....................................... 50,000 50,000
Consumer Staples (3.9%):
Cargill, Inc. , 4 .80% , 11/1/24 (b) (c) ........................................... 80,000 80,000
Energy (6.2%):
Canadian Natural Resources Ltd. , 5 .12% , 11/25/24 (b) (c) ........................... 70,000 69,762
Energy Transfer LP , 4 .95% , 11/1/24 (b) (c) ...................................... 38,500 38,500
Ovintiv, Inc. , 5 .37% , 11/20/24 (b) (c) .......................................... 20,000 19,944
128,206
Financials (24.6%):
American Honda Finance Corp.
5 .41% , 11/5/24 (b) .................................................. 20,000 19,988
5 .23% , 12/9/24 (b) .................................................. 20,000 19,891
General Motors Financial Co., Inc. , 4 .93% , 11/1/24 (b) (c) .......................... 30,000 30,000
Gotham Funding Corp. , 5 .52% , 11/1/24 (b) (c) ................................... 20,000 20,000
Hannover Funding Co. LLC
5 .46% , 11/4/24 (b) (c) ................................................ 29,000 28,988
5 .35% , 11/14/24 (b) (c) ................................................ 16,000 15,969
4 .85% , 11/29/24 (b) (c) ................................................ 35,000 34,868
Hyundai Capital Amer, Inc. , 4 .89% , 11/1/24 (b) (c) ................................ 30,000 30,000
Landesbk Baden Wurtt NY , 4 .82% , 11/1/24 (b) .................................. 80,000 80,000
LMA-Americas LLC
5 .50% , 11/26/24 (b) (c) ................................................ 19,000 18,929
5 .51% , 2/5/25 (b) (c) ................................................. 20,000 19,716
Nieuw Amsterdam Receivables , 4 .85% , 11/15/24 (b) (c) ............................ 80,000 79,850
Old Line Funding LLC
5 .50% , 11/1/24 (b) (c) ................................................ 20,000 20,000
5 .12% ( SOFR + 30 bps ) , 7/30/25 (c) (d) ..................................... 20,000 20,000
Ridgefield Funding Co. LLC , 5 .50% , 11/25/24 (b) (c) .............................. 20,000 19,929
VW Credit, Inc. , 4 .99% , 11/1/24 (b) (c) ........................................ 50,000 50,000
508,128
508,128

Victory Portfolios III
Victory Money Market Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Health Care (3.1%):
Humana, Inc.
4 .94% , 11/12/24 (b) (c) ................................................ $ 40,000 $ 39,940
4 .90% , 12/4/24 (b) (c) ................................................ 25,000 24,888
64,828
Information Technology (4.4%):
Amphenol Corp. , 4 .82% , 11/1/24 (b) (c) ....................................... 50,000 50,000
Jabil, Inc. , 5 .31% , 11/1/24 (b) (c) ............................................. 40,000 40,000
90,000
Materials (2.4%):
Glencore Funding LLC , 4 .96% , 11/7/24 (b) (c) ................................... 50,000 49,959
Utilities (8.5%):
American Corp.
4 .90% , 11/20/24 (b) .................................................. 35,000 34,910
4 .89% , 11/21/24 (b) .................................................. 30,000 29,919
CenterPoint Energy Resources Corp. , 4 .84% , 11/1/24 (b) (c) ......................... 60,000 60,000
Evergy Kansas Central, Inc. , 4 .91% , 11/12/24 (b) (c) .............................. 50,000 49,925
174,754
Total Commercial Paper (Cost $1,145,875)
a
a
a
1,145,875
Certificates of Deposit (12.1%)
Bank of America NA , 5 .12% , 2/14/25 ........................................ 20,000,000 20,000
Bank of America NA , 5 .17% , 7/16/25 ........................................ 40,000,000 40,000
Bank of Nova Scotia , 5 .15% , 10/3/25 ( SOFR + 34 bps ) (d) ........................... 20,000,000 20,000
Citibank NA , 5 .20% , 1/10/25 ( SOFR + 38 bps ) (d) ................................. 40,000,000 40,000
Citibank NA , 5 .16% , 9/18/25 ( SOFR + 34 bps ) (d) ................................. 30,000,000 30,000
Royal Bank of Canada NY , 5 .16% , 8/6/25 ( SOFR + 35 bps ) (d) ........................ 20,000,000 20,000
Royal Bank of Canada NY , 5 .06% , 5/6/25 ( SOFR + 25 bps ) (d) ........................ 20,000,000 20,000
Toronto Dominion Bank NY , 5 .20% , 8/7/25 ( FEDL01 + 37 bps ) (d) ..................... 20,000,000 20,000
Toronto Dominion Bank NY , 5 .10% , 5/7/25 ( FEDL01 + 27 bps ) (d) ..................... 20,000,000 20,000
Wells Fargo Bank NA , 5 .10% , 2/21/25 ( SOFR + 29 bps ) (d) .......................... 20,000,000 20,000
Total Certificates of Deposit (Cost $250,000)
a
a
a
250,000
Repurchase Agreements (24.9%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 4 .82% , purchased on
10/31/24, with a maturity date of 11/1/24, with a value of $514,000 (collateralized by U.S.
Treasury Bonds , 2.13% - 4.75%, due 11/15/52 - 2/15/54, with an aggregate value of $524,280) 514,000 514,000
Total Repurchase Agreements (Cost $514,000)
a
a
a
514,000
Total Investments (Cost $2,061,187) — 99.8% 2,061,187
Other assets in excess of liabilities —  0.2% 3,699
NET ASSETS - 100.00% $ 2,064,886
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Rate represents the effective yield at October 31, 2024.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2024, the fair value of these securities was
$961,166 (thousands) and amounted to 46.5% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2024.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
FEDL01
—
Effective Federal Fund Rate
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LP
—
Limited Partnership

Victory Portfolios III
Victory Money Market Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
October 31, 2024
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Money
Market Fund
Assets:
Investments, at value (Cost $1,547,187) $ 1,547,187
Repurchase agreements, at value (Cost $514,000) 514,000
Cash 3,230
Receivables:
Interest 1,773
Capital shares issued 1,778
From Adviser 24
Prepaid expenses 36
Total Assets 2,068,028
Liabilities:
Payables:
Distributions 95
Capital shares redeemed 1,879
Accrued expenses and other payables:
Investment advisory fees 419
Administration fees 175
Custodian fees 57
Transfer agent fees 453
Compliance fees 1
Trustees' fees 1
Other accrued expenses 62
Total Liabilities 3,142
Commitments and contingencies (Note 3 )
Net Assets:
Capital 2,064,875
Total accumulated earnings 11
Net Assets $ 2,064,886
Shares (unlimited number of shares authorized with no par value): 2,065,308
Net asset value, offering and redemption price per share:(a) $ 1 .00
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Money
Market Fund
Investment Income:
Interest $ 57,011
Total Income 57,011
Expenses:
Investment advisory fees 2,492
Administration fees 1,038
Sub-Administration fees 16
Custodian fees 138
Transfer agent fees 2,640
Trustees' fees 23
Compliance fees 9
Legal and audit fees 35
State registration and filing fees 38
Other expenses 86
Total Expenses 6,515
Less fees paid indirectly (36)
Expenses waived/reimbursed by Adviser (42)
Net Expenses 6,437
Net Investment Income 50,574
Realized Gains from Investments:
Net realized gains from investment securities 41
Net realized gains on investments 41
Change in net assets resulting from operations $ 50,615

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Money Market Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income $ 50,574 $ 101,964
Net realized gains 41 55
Change in net assets resulting from operations 50,615 102,019
Change in net assets resulting from distributions to shareholders (50,574) (101,963)
Change in net assets resulting from capital transactions 3,255 40,153
Change in net assets 3,296 40,209
Net Assets:
Beginning of period 2,061,590 2,021,381
End of period $ 2,064,886 $ 2,061,590
Capital Transactions:
Proceeds from shares issued $ 261,949 $ 579,532
Distributions reinvested 50,006 100,874
Cost of shares redeemed (308,700) (640,253)
Change in net assets resulting from capital transactions $ 3,255 $ 40,153
Share Transactions:
Issued 261,948 579,532
Reinvested 50,006 100,878
Redeemed (308,700) (640,253)
Change in Shares 3,254 40,157

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Money Market Fund
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income 0.02(b) 0.05(b) 0.03(b) —(b)(c) —(b)(c) 0.01(b) 0.02
Net realized and unrealized gains —(c) —(c) — —(c) — —(c) —(c)
Total from Investment
Activities 0.02 0.05 0.03 —(c) —(c) 0.01 0.02
Distributions to Shareholders from:
Net investment income (0.02) (0.05) (0.03) —(c) —(c) (0.01) (0.02)
Net realized gains — — — —(c) —(c) — —
Total Distributions (0.02) (0.05) (0.03) —(c) —(c) (0.01) (0.02)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 2.48% 5.14% 2.71% 0.24% 0.01% 1.04% 1.97%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.62%(h) 0.62%(h) 0.62% 0.35% 0.23% 0.58% 0.62%
Net Investment Income(f) 4.87% 5.02% 3.61% 0.24% 0.01% 1.15% 1.95%
Gross Expenses(f) 0.63%(h) 0.63%(h) 0.62% 0.62% 0.61% 0.61% 0.62%
Supplemental Data:
Net Assets at end of period (000's) $2,064,886 $2,061,590 $2,021,381 $1,879,039 $1,950,769 $2,344,619 $4,878,643
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
9
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the
Board.
Repurchase agreements are valued at cost.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Fund (Legal Name) Fund (Short Name)
Victory Money Market Fund Money Market Fund

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
10
(Unaudited)
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At
October 31, 2024, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
11
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the
Fund's average daily net assets of the Fund Shares. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.25% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of October 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any
Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the
Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
In addition, the Adviser agreed to further reimburse fees in excess of the Fund’s expense limit of 0.62% through at least August 31, 2024. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse
In effect until August 31, 2025
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.62%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
12
(Unaudited)
additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk —  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Credit Risk — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Money Market Fund ....................................... $ 2,898 $ 56 $ 38 $ 42 $ 3,034

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
13
(Unaudited)
agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23428-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Nasdaq-100 Index Fund

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Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
9
Notes to Financial Statements 14

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Nasdaq-100 Index Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (16.3%):
Alphabet, Inc. , Class A ................................................... 1,021,006 $ 174,704
Alphabet, Inc. , Class C ................................................... 973,182 168,059
Charter Communications, Inc. , Class A (a) ..................................... 63,295 20,736
Comcast Corp. , Class A .................................................. 1,733,927 75,721
Electronic Arts, Inc. ..................................................... 116,787 17,617
Meta Platforms, Inc. , Class A .............................................. 606,323 344,137
Netflix, Inc. (a) ......................................................... 193,111 145,998
Take-Two Interactive Software, Inc. (a) ........................................ 76,843 12,427
The Trade Desk, Inc. , Class A (a) ............................................ 199,014 23,923
T-Mobile US, Inc. ...................................................... 524,702 117,093
Warner Bros Discovery, Inc. (a) ............................................. 1,060,893 8,625
1,109,040
Communications Equipment (1.5%):
Cisco Systems, Inc. ..................................................... 1,811,035 99,190
Consumer Discretionary (13.4%):
Airbnb, Inc. , Class A (a) .................................................. 195,932 26,410
Amazon.com, Inc. (a) .................................................... 1,830,916 341,283
Booking Holdings, Inc. ................................................... 15,041 70,335
DoorDash, Inc. , Class A (a) ................................................ 171,200 26,827
Lululemon Athletica, Inc. (a) ............................................... 51,907 15,463
Marriott International, Inc. , Class A .......................................... 125,677 32,678
MercadoLibre, Inc. (a) .................................................... 22,702 46,248
O'Reilly Automotive, Inc. (a) ............................................... 25,879 29,842
PDD Holdings, Inc. , ADR (a) ............................................... 298,504 35,997
Ross Stores, Inc. ....................................................... 148,124 20,696
Starbucks Corp. ........................................................ 507,532 49,586
Tesla, Inc. (a) .......................................................... 842,830 210,581
905,946
Consumer Staples (5.9%):
Coca-Cola Europacific Partners PLC ......................................... 202,712 15,406
Costco Wholesale Corp. .................................................. 199,567 174,457
Dollar Tree, Inc. (a) ...................................................... 91,852 5,937
Keurig Dr. Pepper, Inc. ................................................... 602,322 19,847
Mondelez International, Inc. , Class A ......................................... 597,661 40,928
Monster Beverage Corp. (a) ................................................ 435,460 22,940
PepsiCo, Inc. .......................................................... 617,568 102,566
The Kraft Heinz Co. ..................................................... 535,812 17,928
400,009
Electronic Equipment, Instruments & Components (0.2%):
CDW Corp. ........................................................... 58,680 11,045
Energy (0.6%):
Baker Hughes Co. ...................................................... 438,624 16,703
Diamondback Energy, Inc. ................................................ 131,056 23,166
39,869
Financials (0.5%):
PayPal Holdings, Inc. (a) .................................................. 456,818 36,226
Health Care (5.8%):
Amgen, Inc. ........................................................... 241,272 77,246
AstraZeneca PLC , ADR .................................................. 258,207 18,371
Biogen, Inc. (a) ......................................................... 63,859 11,112
Dexcom, Inc. (a) ........................................................ 176,023 12,406
GE HealthCare Technologies, Inc. ........................................... 202,166 17,659
Gilead Sciences, Inc. .................................................... 557,531 49,520
IDEXX Laboratories, Inc. (a) ............................................... 36,358 14,795
Illumina, Inc. (a) ........................................................ 69,470 10,013

Victory Portfolios III
Victory Nasdaq-100 Index Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Intuitive Surgical, Inc. (a) ................................................. 159,611 $ 80,418
Moderna, Inc. (a) ....................................................... 166,997 9,078
Regeneron Pharmaceuticals, Inc. (a) .......................................... 48,550 40,695
Vertex Pharmaceuticals, Inc. (a) ............................................. 115,702 55,072
396,385
Industrials (4.5%):
Automatic Data Processing, Inc. ............................................ 182,740 52,856
Cintas Corp. .......................................................... 180,176 37,082
Copart, Inc. (a) ......................................................... 427,558 22,006
CSX Corp. ............................................................ 864,203 29,072
Fastenal Co. ........................................................... 253,854 19,846
Honeywell International, Inc. .............................................. 291,457 59,947
Old Dominion Freight Line, Inc. ............................................ 94,908 19,107
PACCAR, Inc. ......................................................... 233,319 24,331
Paychex, Inc. .......................................................... 159,821 22,268
Verisk Analytics, Inc. .................................................... 62,960 17,296
303,811
IT Services (0.4%):
Cognizant Technology Solutions Corp. , Class A ................................. 219,125 16,344
MongoDB, Inc. (a) ...................................................... 32,063 8,670
25,014
Materials (1.4%):
Linde PLC ............................................................ 214,653 97,914
Real Estate (0.2%):
CoStar Group, Inc. (a) .................................................... 180,438 13,134
Semiconductors & Semiconductor Equipment (23.8%):
Advanced Micro Devices, Inc. (a) ............................................ 727,766 104,849
Analog Devices, Inc. .................................................... 222,398 49,619
Applied Materials, Inc. ................................................... 369,971 67,179
ARM Holdings PLC , ADR (a) (b) ............................................ 54,185 7,656
ASML Holding NV , NYS ................................................. 42,029 28,267
Broadcom, Inc. ........................................................ 2,088,230 354,519
GLOBALFOUNDRIES, Inc. (a) (b) .......................................... 240,224 8,768
Intel Corp. ............................................................ 1,913,327 41,175
KLA Corp. ........................................................... 60,119 40,053
Lam Research Corp. ..................................................... 581,036 43,200
Marvell Technology, Inc. ................................................. 386,513 30,964
Microchip Technology, Inc. ................................................ 237,428 17,420
Micron Technology, Inc. .................................................. 496,986 49,525
NVIDIA Corp. ......................................................... 4,281,005 568,346
NXP Semiconductors NV ................................................. 113,396 26,591
ON Semiconductor Corp. (a) ............................................... 188,081 13,258
QUALCOMM, Inc. ..................................................... 500,404 81,451
Texas Instruments, Inc. ................................................... 410,049 83,306
1,616,146
Software (14.8%):
Adobe, Inc. (a) ......................................................... 199,292 95,277
ANSYS, Inc. (a) ........................................................ 38,362 12,292
Atlassian Corp. , Class A (a) ................................................ 70,395 13,272
Autodesk, Inc. (a) ....................................................... 96,021 27,251
Cadence Design Systems, Inc. (a) ............................................ 122,155 33,729
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 103,866 30,835
Datadog, Inc. , Class A (a) ................................................. 137,618 17,263
Fortinet, Inc. (a) ........................................................ 340,843 26,811
Intuit, Inc. ............................................................ 125,521 76,605
Microsoft Corp. ........................................................ 1,297,137 527,092
Palo Alto Networks, Inc. (a) ................................................ 145,139 52,298
Roper Technologies, Inc. .................................................. 47,732 25,667

Victory Portfolios III
Victory Nasdaq-100 Index Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Synopsys, Inc. (a) ....................................................... 68,603 $ 35,235
Workday, Inc. , Class A (a) ................................................. 94,658 22,136
Zscaler, Inc. (a) ......................................................... 66,364 11,998
1,007,761
Technology Hardware, Storage & Peripherals (8.9%):
Apple, Inc. ........................................................... 2,653,494 599,451
Super Micro Computer, Inc. (a) (b) ........................................... 256,959 7,480
606,931
Utilities (1.4%):
American Electric Power Co., Inc. ........................................... 236,569 23,361
Constellation Energy Corp. ................................................ 139,762 36,752
Exelon Corp. .......................................................... 442,805 17,402
Xcel Energy, Inc. ....................................................... 246,050 16,439
93,954
Total Common Stocks (Cost $2,441,777)
a
a
a
6,762,375
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (c) ........ 5,530,718 5,530
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (c) ............ 5,530,718 5,531
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (c) ............... 5,530,718 5,531
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (c) . 5,530,718 5,531
Total Collateral for Securities Loaned (Cost $22,123)
a
a
a
22,123
Total Investments (Cost $2,463,900) — 99.9% 6,784,498
Other assets in excess of liabilities —  0.1% 5,345
NET ASSETS - 100.00% $ 6,789,843
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on October 31, 2024.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 64 12/20/24 $ 25,791,160 $ 25,627,840 $ (163,320)
Total unrealized appreciation $ —
Total unrealized depreciation (163,320)
Total net unrealized appreciation (depreciation) $ (163,320)

Statement of Assets and Liabilities
October 31, 2024
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Nasdaq-100
Index Fund
Assets:
Investments, at value (Cost $2,463,900) $ 6,784,498 (a)
Cash 20,419
Deposit with broker for futures contracts 5,170
Receivables:
Dividends, interest, and securities lending income 790
Capital shares issued 7,015
From Adviser 10
Prepaid expenses 112
Total Assets 6,818,014
Liabilities:
Payables:
Collateral received on loaned securities 22,123
Capital shares redeemed 2,747
Variation margin on open futures contracts 729
Accrued expenses and other payables:
Investment advisory fees 1,174
Administration fees 806
Custodian fees 40
Transfer agent fees 353
Compliance fees 5
12b-1 fees 15
Other accrued expenses 179
Total Liabilities 28,171
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,360,447
Total accumulated earnings (loss) 4,429,396
Net Assets $ 6,789,843
Net Assets:
Fund Shares $ 5,415,921
Institutional Shares 830,598
Class A 71,450
Class C 14,688
Class R6 457,186
Total $ 6,789,843
Shares (unlimited number of shares authorized with no par value):
Fund Shares 108,515
Institutional Shares 16,624
Class A 1,440
Class C 304
Class R6 9,148
Total 136,031
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 49 .91
Institutional Shares 49 .96
Class A 49 .62
Class C(c) 48 .36
Class R6 49 .98
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 50 .76
(a) Includes $15,978 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended October 31, 2024
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Nasdaq-100
Index Fund
Investment Income:
Dividends $ 27,007
Interest 530
Securities lending (net of fees) 75
Foreign tax withholding (36)
Total Income 27,576
Expenses:
Investment advisory fees 6,720
Administration fees — Fund Shares 4,036
Administration fees — Institutional Shares 416
Administration fees — Class A 51
Administration fees — Class C 11
Administration fees — Class R6 106
Sub-Administration fees 12
12b-1 fees — Class A 86
12b-1 fees — Class C 71
Custodian fees 130
Transfer agent fees — Fund Shares 1,289
Transfer agent fees — Institutional Shares 433
Transfer agent fees — Class A 36
Transfer agent fees — Class C 7
Transfer agent fees — Class R6 30
Trustees' fees 26
Compliance fees 28
Legal and audit fees 34
State registration and filing fees 103
Other expenses 444
Total Expenses 14,069
Expenses waived/reimbursed by Adviser (31)
Net Expenses 14,038
Net Investment Income (Loss) 13,538
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 16,324
Net realized gains (losses) from futures contracts 1,350
Net change in unrealized appreciation/depreciation on investment securities 831,115
Net change in unrealized appreciation/depreciation on futures contracts 533
Net realized/unrealized gains (losses) on investments 849,322
Change in net assets resulting from operations $ 862,860

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 13,538 $ 28,812
Net realized gains (losses) 17,674 313,469
Net change in unrealized appreciation/depreciation 831,648 1,091,791
Change in net assets resulting from operations 862,860 1,434,072
Distributions to Shareholders:
Fund Shares — (117,654)
Institutional Shares — (19,604)
Class A — (1,214)
Class C — (232)
Class R6 — (8,059)
Change in net assets resulting from distributions to shareholders — (146,763)
Change in net assets resulting from capital transactions (135,661) 402,410
Change in net assets 727,199 1,689,719
Net Assets:
Beginning of period 6,062,644 4,372,925
End of period $ 6,789,843 $ 6,062,644

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 323,974 $ 864,762
Distributions reinvested — 114,584
Cost of shares redeemed (426,993) (700,661)
Total Fund Shares $ (103,019) $ 278,685
Institutional Shares
Proceeds from shares issued $ 47,205 $ 131,874
Distributions reinvested — 19,554
Cost of shares redeemed (122,796) (203,411)
Total Institutional Shares $ (75,591) $ (51,983)
Class A
Proceeds from shares issued $ 11,991 $ 51,193
Distributions reinvested — 1,214
Cost of shares redeemed (9,666) (25,290)
Total Class A $ 2,325 $ 27,117
Class C
Proceeds from shares issued $ 1,585 $ 7,648
Distributions reinvested — 232
Cost of shares redeemed (834) (3,180)
Total Class C $ 751 $ 4,700
Class R6
Proceeds from shares issued $ 84,489 $ 167,489
Distributions reinvested — 8,042
Cost of shares redeemed (44,616) (31,640)
Total Class R6 $ 39,873 $ 143,891
Change in net assets resulting from capital transactions $ (135,661) $ 402,410
Share Transactions:
Fund Shares
Issued 6,679 21,294
Reinvested — 2,747
Redeemed (8,850) (17,202)
Total Fund Shares (2,171) 6,839
Institutional Shares
Issued 986 3,264
Reinvested — 468
Redeemed (2,509) (5,134)
Total Institutional Shares (1,523) (1,402)
Class A
Issued 248 1,272
Reinvested — 29
Redeemed (201) (617)
Total Class A 47 684
Class C
Issued 34 202
Reinvested — 6
Redeemed (18) (82)
Total Class C 16 126
Class R6
Issued 1,751 4,191
Reinvested — 193
Redeemed (912) (773)
Total Class R6 839 3,611
Change in Shares (2,792) 9,858

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $43.67 $33.90 $27.97 $43.16 $35.56 $24.35 $17.69
Investment Activities:
Net investment income (loss)(b) 0.10 0.21 0.04 0.16 0.11 0.13 0.13
Net realized and unrealized gains
(losses) 6.14 10.65 5.89 (14.19) 9.43 11.62 6.74
Total from Investment
Activities 6.24 10.86 5.93 (14.03) 9.54 11.75 6.87
Distributions to Shareholders from:
Net investment income — (0.24) — (0.08) (0.11) (0.13) (0.13)
Net realized gains — (0.85) — (1.08) (1.83) (0.41) (0.08)
Total Distributions — (1.09) — (1.16) (1.94) (0.54) (0.21)
Net Asset Value, End of Period $49.91 $43.67 $33.90 $27.97 $43.16 $35.56 $24.35
Total Return(c)(d) 14.29% 32.21% 21.20% (32.69)% 26.96% 48.30% 38.86%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.42% 0.42% 0.45% 0.44% 0.42% 0.44% 0.48%
Net Investment Income (Loss)(e) 0.40% 0.53% 0.39% 0.48% 0.27% 0.46% 0.63%
Gross Expenses(e)(g) 0.42% 0.42% 0.45% 0.44% 0.42% 0.44% 0.48%
Supplemental Data:
Net Assets at end of period (000's) $5,415,921 $4,833,426 $3,520,754 $2,904,735 $4,436,357 $3,583,838 $2,442,662
Portfolio Turnover(c)(h) 1% 22% 2% 12% 10% 17% 9%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $43.72 $33.94 $27.99 $43.26 $35.64 $27.86
Investment Activities:
Net investment income (loss)(c) 0.10 0.21 0.04 0.16 0.10 0.07
Net realized and unrealized gains (losses) 6.14 10.66 5.91 (14.23) 9.45 8.17
Total from Investment Activities 6.24 10.87 5.95 (14.07) 9.55 8.24
Distributions to Shareholders from:
Net investment income — (0.24) — (0.12) (0.10) (0.05)
Net realized gains — (0.85) — (1.08) (1.83) (0.41)
Total Distributions — (1.09) — (1.20) (1.93) (0.46)
Net Asset Value, End of Period $49.96 $43.72 $33.94 $27.99 $43.26 $35.64
Total Return(d)(e) 14.27% 32.19% 21.26% (32.70)% 26.93% 29.60%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.43% 0.42% 0.43% 0.43% 0.44% 0.44%
Net Investment Income (Loss)(f) 0.40% 0.53% 0.41% 0.52% 0.25% 0.42%
Gross Expenses(f)(g) 0.43% 0.42% 0.43% 0.43% 0.44% 0.47%
Supplemental Data:
Net Assets at end of period (000's) $830,598 $793,303 $663,439 $579,072 $82,846 $57,240
Portfolio Turnover(d)(h) 1% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

11
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class A
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $43.47 $33.81 $27.91 $43.11 $35.64 $27.86
Investment Activities:
Net investment income (loss)(c) 0.03 0.10 0.01 0.08 (0.01) 0.02
Net realized and unrealized gains (losses) 6.12 10.60 5.89 (14.18) 9.44 8.18
Total from Investment Activities 6.15 10.70 5.90 (14.10) 9.43 8.20
Distributions to Shareholders from:
Net investment income — (0.19) — (0.02) (0.13) (0.01)
Net realized gains — (0.85) — (1.08) (1.83) (0.41)
Total Distributions — (1.04) — (1.10) (1.96) (0.42)
Net Asset Value, End of Period $49.62 $43.47 $33.81 $27.91 $43.11 $35.64
Total Return (excludes sales charge)(d)(e) 14.15% 31.80% 21.14% (32.87)% 26.60% 29.46%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(f) 0.12% 0.25% 0.13% 0.23% (0.02)% 0.11%
Gross Expenses(f)(g) 0.76% 0.78% 0.82% 0.82% 1.03% 46.74%
Supplemental Data:
Net Assets at end of period (000's) $71,450 $60,568 $23,980 $17,660 $14,070 $167
Portfolio Turnover(d)(h) 1% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class C
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $42.54 $33.19 $27.47 $42.74 $35.51 $27.86
Investment Activities:
Net investment income (loss)(c) (0.15) (0.20)(d) (0.07) (0.17) (0.33) (0.10)
Net realized and unrealized gains (losses) 5.97 10.40 5.79 (14.02) 9.39 8.16
Total from Investment Activities 5.82 10.20 5.72 (14.19) 9.06 8.06
Distributions to Shareholders from:
Net investment income — — — —(e) — —
Net realized gains — (0.85) — (1.08) (1.83) (0.41)
Total Distributions — (0.85) — (1.08) (1.83) (0.41)
Net Asset Value, End of Period $48.36 $42.54 $33.19 $27.47 $42.74 $35.51
Total Return (excludes contingent deferred sales charge)
(f)(g) 13.68% 30.83% 20.86% (33.37)% 25.67% 28.95%
Ratios to Average Net Assets:
Net Expenses(h)(i) 1.45% 1.45% 1.45% 1.45% 1.45% 1.45%
Net Investment Income (Loss)(h) (0.63)% (0.51)% (0.64)% (0.53)% (0.79)% (0.61)%
Gross Expenses(h)(i) 1.60% 1.61% 1.83% 1.86% 2.29% 19.93%
Supplemental Data:
Net Assets at end of period (000's) $14,688 $12,244 $5,385 $3,134 $3,205 $194
Portfolio Turnover(f)(j) 1% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(e) Amount is less than $0.005 per share.
(f) Not annualized for periods less than one year.
(g) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(h) Annualized for periods less than one year.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class R6
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $43.70 $33.92 $27.97 $43.19 $35.57 $24.35 $17.68
Investment Activities:
Net investment income (loss)(b) 0.13 0.27 0.06 0.20 0.15 0.17 0.15
Net realized and unrealized gains
(losses) 6.15 10.65 5.89 (14.21) 9.45 11.63 6.74
Total from Investment
Activities 6.28 10.92 5.95 (14.01) 9.60 11.80 6.89
Distributions to Shareholders from:
Net investment income — (0.29) — (0.13) (0.15) (0.17) (0.14)
Net realized gains — (0.85) — (1.08) (1.83) (0.41) (0.08)
Total Distributions — (1.14) — (1.21) (1.98) (0.58) (0.22)
Net Asset Value, End of Period $49.98 $43.70 $33.92 $27.97 $43.19 $35.57 $24.35
Total Return(c)(d) 14.37% 32.38% 21.27% (32.62)% 27.14% 48.51% 38.99%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.29% 0.29% 0.30% 0.32% 0.30% 0.31% 0.39%
Net Investment Income (Loss)(e) 0.53% 0.67% 0.53% 0.61% 0.38% 0.59% 0.71%
Gross Expenses(e)(g) 0.29% 0.29% 0.30% 0.32% 0.30% 0.31% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $457,186 $363,103 $159,367 $71,232 $42,391 $35,511 $18,877
Portfolio Turnover(c)(h) 1% 22% 2% 12% 10% 17% 9%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
14
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as non-diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM”
or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Nasdaq-100 Index Fund Nasdaq-100 Index Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
15
(Unaudited)
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2024, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Level 1 Level 2 Level 3 Total
Nasdaq-100 Index Fund
Common Stocks ............................................... $ 6,762,375 $ — $ — $ 6,762,375
Collateral for Securities Loaned ................................... 22,123 — — 22,123
Total ....................................................... $ 6,784,498 $ — $ — $ 6,784,498
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (163) — — (163)
Total ....................................................... $ (163) $ — $ — $ (163)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
16
(Unaudited)
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2024 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended October 31, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (163,000)
Nasdaq-100 Index Fund ............................................................................... $ 163
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 1,350,000 533,000
Nasdaq-100 Index Fund ............................................................. $ 1,350 $ 533

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
17
(Unaudited)
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Nasdaq-100 Index Fund ............................................ $ 15,978 $ — $ 22,123
Excluding U.S. Government
Securities
Purchases Sales
Nasdaq-100 Index Fund ..................................................................... $ 66,763 $ 189,747
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0(a)
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0(a)
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
(a) Less than 0.05%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
18
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.20% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C, and Class R6,
respectively. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, Class C, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%,
0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the six months ended  October 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2024, the Distributor received $1 thousand from commissions earned in connection with sales of Class A.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
19
(Unaudited)
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2024.
** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may
In effect until August 31, 2025
Fund Shares Institutional Shares Class A Class C Class R6
Nasdaq-100 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.70% 1.45% 0.40%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027
Expires
2028 Total
Nasdaq-100 Index Fund ....................... $ 1 $ 32 $ 14 $ 53 $ 31 $ 131

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
20
(Unaudited)
not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
37758-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Science & Technology Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
13
Notes to Financial Statements 15

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Science & Technology Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.8%)
Australia (0.2%):
Information Technology (0.2%):
Atlassian Corp. , Class A (a) ................................................ 10,884 $ 2,052
Belgium (0.0%):(b)
Health Care (0.0%):(b)
UCB SA ............................................................. 539 104
Canada (0.0%):(b)
Health Care (0.0%):(b)
Xenon Pharmaceuticals, Inc. (a) ............................................. 996 41
China (0.0%):(b)
Health Care (0.0%):(b)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (a) ............................ 1,150 25
Zai Lab Ltd. , ADR (a) .................................................... 1,051 32
57
Denmark (0.0%):(b)
Health Care (0.0%):(b)
Ascendis Pharma A/S , ADR (a) ............................................. 452 56
Novo Nordisk A/S , Class B ................................................ 1,875 210
266
Germany (0.0%):(b)
Health Care (0.0%):(b)
Immatics NV (a) ........................................................ 3,949 36
Ireland (0.5%):
Health Care (0.0%):(b)
ICON PLC (a) ......................................................... 666 148
Information Technology (0.5%):
Accenture PLC , Class A .................................................. 16,590 5,721
5,869
Israel (1.5%):
Information Technology (1.5%):
CyberArk Software Ltd. (a) ................................................ 20,445 5,653
Monday.com Ltd. (a) ..................................................... 16,407 4,821
Sapiens International Corp. ................................................ 9,669 357
Wix.com Ltd. (a) ........................................................ 46,785 7,819
18,650
Italy (0.0%):(b)
Health Care (0.0%):(b)
DiaSorin SpA ......................................................... 474 51
Japan (0.0%):(b)
Health Care (0.0%):(b)
Astellas Pharma, Inc. .................................................... 8,565 100
Daiichi Sankyo Co. Ltd. .................................................. 3,211 105
Eisai Co. Ltd. .......................................................... 1,865 63
268
Netherlands (0.6%):
Health Care (0.1%):
Argenx SE , ADR (a) ..................................................... 243 143
Merus NV (a) .......................................................... 26,943 1,345
QIAGEN NV (a) ........................................................ 1,448 61
1,549
Information Technology (0.5%):
ASML Holding NV ..................................................... 3,115 2,096

Victory Portfolios III
Victory Science & Technology Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
NXP Semiconductors NV ................................................. 14,037 $ 3,292
5,388
6,937
Switzerland (0.3%):
Health Care (0.3%):
Galderma Group AG (a) .................................................. 910 85
MoonLake Immunotherapeutics (a) .......................................... 62,987 2,924
Novartis AG , Registered Shares ............................................. 551 60
Tecan Group AG , Class R ................................................. 113 28
3,097
Taiwan (0.9%):
Information Technology (0.9%):
ASPEED Technology, Inc. ................................................ 35,500 4,502
Chroma ATE, Inc. ...................................................... 248,000 3,135
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 125,000 3,921
11,558
Thailand (0.1%):
Information Technology (0.1%):
Fabrinet (a) ............................................................ 4,157 1,002
United Kingdom (0.0%):(b)
Health Care (0.0%):(b)
AstraZeneca PLC , ADR .................................................. 3,022 215
Autolus Therapeutics PLC , ADR (a) .......................................... 6,524 22
Genus PLC ........................................................... 1,182 32
GSK PLC ............................................................ 4,873 88
Immunocore Holdings PLC , ADR (a) (c) ....................................... 947 29
Verona Pharma PLC , ADR (a) .............................................. 2,196 75
461
United States (94.7%):
Communication Services (14.5%):
Alphabet, Inc. , Class A ................................................... 241,205 41,273
Cargurus, Inc. (a) ....................................................... 32,394 1,005
EverQuote, Inc. , Class A (a) ................................................ 25,879 465
Grindr, Inc. (a) (c) ....................................................... 26,870 359
MediaAlpha, Inc. , Class A (a) .............................................. 32,620 559
Meta Platforms, Inc. , Class A .............................................. 143,606 81,508
Netflix, Inc. (a) ......................................................... 25,363 19,175
Pinterest, Inc. , Class A (a) ................................................. 118,854 3,778
Reddit, Inc. , Class A (a) ................................................... 133,876 15,971
Take-Two Interactive Software, Inc. (a) ........................................ 61,684 9,976
TripAdvisor, Inc. (a) ..................................................... 56,291 903
Yelp, Inc. (a) ........................................................... 62,001 2,117
ZipRecruiter, Inc. (a) ..................................................... 34,272 318
177,407
Consumer Discretionary (3.0%):
Airbnb, Inc. , Class A (a) .................................................. 10,810 1,457
Amazon.com, Inc. (a) .................................................... 189,477 35,319
36,776
Financials (2.2%):
Block, Inc. (a) .......................................................... 27,634 1,999
Shift4 Payments, Inc. , Class A (a) ............................................ 102,791 9,296
Visa, Inc. , Class A ...................................................... 48,338 14,011
WEX, Inc. (a) .......................................................... 11,500 1,985
27,291
Health Care (16.7%):
Abbott Laboratories ..................................................... 1,236 140

Victory Portfolios III
Victory Science & Technology Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
AbbVie, Inc. .......................................................... 295 $ 60
Absci Corp. (a) (c) ....................................................... 370,413 1,422
Acadia Healthcare Co., Inc. (a) .............................................. 2,453 105
Addus HomeCare Corp. (a) ................................................ 610 76
Agilent Technologies, Inc. ................................................. 1,121 146
agilon health, Inc. (a) ..................................................... 9,506 24
Akero Therapeutics, Inc. (a) ................................................ 1,369 42
Align Technology, Inc. (a) ................................................. 265 54
Alnylam Pharmaceuticals, Inc. (a) ........................................... 316 84
Amgen, Inc. ........................................................... 160 51
Amicus Therapeutics, Inc. (a) ............................................... 263,414 3,008
AnaptysBio, Inc. (a) ..................................................... 149,735 3,239
Apellis Pharmaceuticals, Inc. (a) ............................................ 138,536 3,777
Apogee Therapeutics, Inc. (a) ............................................... 99,587 5,183
Arcellx, Inc. (a) ........................................................ 71,993 6,067
Ardent Health Partners, Inc. (a) ............................................. 3,695 64
Arvinas, Inc. (a) ........................................................ 124,968 3,303
Avidity Biosciences, Inc. (a) ............................................... 1,610 68
Biogen, Inc. (a) ......................................................... 446 78
Biohaven Ltd. (a) ....................................................... 101,722 5,062
Bio-Techne Corp. ....................................................... 549 41
Blueprint Medicines Corp. (a) .............................................. 478 42
Boston Scientific Corp. (a) ................................................. 5,454 458
Bridgebio Pharma, Inc. (a) ................................................. 127,912 2,994
Cabaletta Bio, Inc. (a) .................................................... 2,340 8
CAMP4 Therapeutics Corp. (a) (c) ........................................... 172,626 1,835
Celldex Therapeutics, Inc. (a) ............................................... 1,492 39
Cencora, Inc. .......................................................... 1,075 245
Centene Corp. (a) ....................................................... 2,480 154
Corbus Pharmaceuticals Holdings, Inc. (a) (c) ................................... 66,039 1,054
Crinetics Pharmaceuticals, Inc. (a) ........................................... 126,609 7,085
Cytokinetics, Inc. (a) ..................................................... 955 49
Danaher Corp. ......................................................... 1,796 441
Disc Medicine, Inc. (a) ................................................... 77,448 3,471
Dyne Therapeutics, Inc. (a) ................................................ 66,295 1,913
Edwards Lifesciences Corp. (a) ............................................. 3,636 244
Elanco Animal Health, Inc. (a) .............................................. 5,085 64
Elevance Health, Inc. .................................................... 178 72
Eli Lilly & Co. ......................................................... 35,667 29,594
Encompass Health Corp. .................................................. 954 95
Evolent Health, Inc. , Class A (a) ............................................. 3,357 78
Exact Sciences Corp. (a) .................................................. 74,325 5,123
Glaukos Corp. (a) ....................................................... 774 102
Gossamer Bio, Inc. (a) .................................................... 579,403 509
HCA Healthcare, Inc. .................................................... 752 270
Hologic, Inc. (a) ........................................................ 496 40
Humana, Inc. .......................................................... 437 113
Ideaya Biosciences, Inc. (a) ................................................ 119,046 3,351
Immunovant, Inc. (a) ..................................................... 125,745 3,679
Insmed, Inc. (a) ......................................................... 157,998 10,630
Inspire Medical Systems, Inc. (a) ............................................ 153 30
Insulet Corp. (a) ........................................................ 440 102
Intuitive Surgical, Inc. (a) ................................................. 964 486
Ionis Pharmaceuticals, Inc. (a) .............................................. 763 29
Iovance Biotherapeutics, Inc. (a) ............................................ 301,166 3,144
Janux Therapeutics, Inc. (a) ................................................ 79,050 4,268
Johnson & Johnson ..................................................... 1,572 251
Krystal Biotech, Inc. (a) ................................................... 24,702 4,262
Kymera Therapeutics, Inc. (a) .............................................. 929 43
Labcorp Holdings, Inc. ................................................... 484 111
LifeStance Health Group, Inc. (a) ............................................ 10,540 71
Merck & Co., Inc. ...................................................... 5,014 513
Moderna, Inc. (a) ....................................................... 339 18

Victory Portfolios III
Victory Science & Technology Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Molina Healthcare, Inc. (a) ................................................ 349 $ 112
Natera, Inc. (a) ......................................................... 46,300 5,601
Nurix Therapeutics, Inc. (a) ................................................ 84,675 2,081
Nuvalent, Inc. , Class A (a) ................................................. 48,320 4,276
Olema Pharmaceuticals, Inc. (a) ............................................. 260,656 3,005
Option Care Health, Inc. (a) ................................................ 2,591 60
ORIC Pharmaceuticals, Inc. (a) ............................................. 266,272 2,498
PACS Group, Inc. (a) ..................................................... 1,973 84
Perspective Therapeutics, Inc. (a) ............................................ 141,706 1,674
Privia Health Group, Inc. (a) ............................................... 2,366 43
Protagonist Therapeutics, Inc. (a) ............................................ 45,108 2,068
PTC Therapeutics, Inc. (a) ................................................. 803 32
Regeneron Pharmaceuticals, Inc. (a) .......................................... 177 148
Regulus Therapeutics, Inc. (a) (c) ............................................ 1,064,764 1,555
Replimune Group, Inc. (a) ................................................. 124,107 1,460
REVOLUTION Medicines, Inc. (a) .......................................... 156,993 8,399
Rocket Pharmaceuticals, Inc. (a) ............................................. 2,066 34
Sarepta Therapeutics, Inc. (a) ............................................... 19,860 2,502
Savara, Inc. (a) ......................................................... 9,557 35
Scholar Rock Holding Corp. (a) ............................................. 1,069 30
Soleno Therapeutics, Inc. (a) ............................................... 899 50
SpringWorks Therapeutics, Inc. (a) ........................................... 174,897 5,270
Spyre Therapeutics, Inc. (a) ................................................ 34,669 1,128
Structure Therapeutics, Inc. , ADR (a) ......................................... 1,385 57
Stryker Corp. .......................................................... 191 68
Surgery Partners, Inc. (a) .................................................. 1,963 57
Thermo Fisher Scientific, Inc. .............................................. 645 352
Twist Bioscience Corp. (a) ................................................. 42,595 1,719
Tyra Biosciences, Inc. (a) .................................................. 159,379 2,658
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 1,009 52
United Therapeutics Corp. (a) .............................................. 285 107
UnitedHealth Group, Inc. ................................................. 2,115 1,194
Vaxcyte, Inc. (a) ........................................................ 114,186 12,144
Veeva Systems, Inc. , Class A (a) ............................................. 16,584 3,463
Vera Therapeutics, Inc. (a) ................................................. 102,343 4,133
Vertex Pharmaceuticals, Inc. (a) ............................................. 29,624 14,100
Zoetis, Inc. ........................................................... 919 164
Zymeworks, Inc. (a) ..................................................... 143,659 1,968
203,555
Industrials (0.4%):
Dayforce, Inc. (a) (c) ..................................................... 29,621 2,101
Uber Technologies, Inc. (a) ................................................ 35,155 2,533
4,634
Information Technology (57.9%):
A10 Networks, Inc. ..................................................... 35,890 526
Adobe, Inc. (a) ......................................................... 21,458 10,259
Advanced Micro Devices, Inc. (a) ............................................ 9,496 1,368
Agilysys, Inc. (a) ....................................................... 10,675 1,068
Altair Engineering, Inc. , Class A (a) .......................................... 2,468 257
Amkor Technology, Inc. .................................................. 76,710 1,952
Amphenol Corp. , Class A ................................................. 42,246 2,831
Appfolio, Inc. , Class A (a) ................................................. 11,793 2,451
Apple, Inc. ........................................................... 167,466 37,832
Applied Materials, Inc. ................................................... 95,049 17,259
AppLovin Corp. , Class A (a) ............................................... 204,371 34,618
Arista Networks, Inc. (a) .................................................. 24,314 9,396
Arlo Technologies, Inc. (a) ................................................. 48,087 489
Autodesk, Inc. (a) ....................................................... 17,598 4,994
Axcelis Technologies, Inc. (a) .............................................. 6,551 559
Badger Meter, Inc. ...................................................... 4,097 820
Bel Fuse, Inc. , Class B ................................................... 11,639 878

Victory Portfolios III
Victory Science & Technology Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Box, Inc. , Class A (a) .................................................... 64,477 $ 2,048
Broadcom, Inc. ........................................................ 128,542 21,823
Cadence Design Systems, Inc. (a) ............................................ 3,715 1,026
CDW Corp. ........................................................... 19,554 3,681
Cirrus Logic, Inc. (a) ..................................................... 24,651 2,707
Clear Secure, Inc. , Class A ................................................ 35,604 1,309
Coherent Corp. (a) ...................................................... 94,200 8,708
CommVault Systems, Inc. (a) ............................................... 13,852 2,164
Confluent, Inc. , Class A (a) ................................................ 325,187 8,510
Credo Technology Group Holding Ltd. (a) ..................................... 331,094 12,482
Daktronics, Inc. (a) ...................................................... 54,450 709
DigitalOcean Holdings, Inc. (a) ............................................. 12,836 508
DocuSign, Inc. (a) ....................................................... 61,807 4,288
Dropbox, Inc. , Class A (a) ................................................. 192,190 4,968
Dynatrace, Inc. (a) ...................................................... 135,194 7,273
Enfusion, Inc. , Class A (a) ................................................. 15,178 135
EPAM Systems, Inc. (a) ................................................... 1,497 282
ePlus, Inc. (a) .......................................................... 5,805 516
Extreme Networks, Inc. (a) ................................................ 54,208 809
F5, Inc. (a) ............................................................ 8,595 2,010
Fair Isaac Corp. (a) ...................................................... 11,777 23,473
First Solar, Inc. (a) ...................................................... 5,202 1,012
Flex Ltd. (a) ........................................................... 99,909 3,464
Fortinet, Inc. (a) ........................................................ 61,615 4,847
Gartner, Inc. (a) ........................................................ 11,089 5,572
Gitlab, Inc. , Class A (a) ................................................... 74,501 4,004
GoDaddy, Inc. , Class A (a) ................................................. 30,573 5,100
HubSpot, Inc. (a) ....................................................... 3,307 1,835
Immersion Corp. (c) ..................................................... 57,003 480
Impinj, Inc. (a) ......................................................... 33,827 6,427
Insight Enterprises, Inc. (a) ................................................ 4,013 702
InterDigital, Inc. (c) ..................................................... 5,446 819
Intuit, Inc. ............................................................ 14,139 8,629
Jabil, Inc. ............................................................ 28,094 3,458
KLA Corp. ........................................................... 16,824 11,209
Lam Research Corp. ..................................................... 142,080 10,564
MACOM Technology Solutions Holdings, Inc. (a) ................................ 145,748 16,382
Manhattan Associates, Inc. (a) .............................................. 5,650 1,488
Marvell Technology, Inc. ................................................. 99,097 7,939
MaxLinear, Inc. (a) ...................................................... 541,168 7,019
Microchip Technology, Inc. ................................................ 4,019 295
Microsoft Corp. ........................................................ 206,577 83,943
MKS Instruments, Inc. ................................................... 24,855 2,469
MongoDB, Inc. (a) ...................................................... 20,723 5,603
Monolithic Power Systems, Inc. ............................................ 18,534 14,073
Motorola Solutions, Inc. .................................................. 14,071 6,323
Napco Security Technologies, Inc. ........................................... 20,363 784
NetApp, Inc. .......................................................... 20,960 2,417
Novanta, Inc. (a) ........................................................ 1,621 276
Nutanix, Inc. , Class A (a) .................................................. 72,701 4,515
NVE Corp. ........................................................... 1,654 125
NVIDIA Corp. ......................................................... 782,168 103,841
Onto Innovation, Inc. (a) .................................................. 12,560 2,491
Oracle Corp. .......................................................... 31,036 5,209
Palantir Technologies, Inc. , Class A (a) ........................................ 15,723 653
PC Connection, Inc. ..................................................... 8,612 548
Pegasystems, Inc. ....................................................... 50,786 4,034
Photronics, Inc. (a) ...................................................... 36,871 841
Pure Storage, Inc. , Class A (a) .............................................. 79,778 3,993
QUALCOMM, Inc. ..................................................... 35,731 5,816
Qualys, Inc. (a) ......................................................... 12,453 1,485
Rambus, Inc. (a) ........................................................ 18,991 908
Rapid7, Inc. (a) ......................................................... 9,959 402

Victory Portfolios III
Victory Science & Technology Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
RingCentral, Inc. , Class A (a) ............................................... 83,896 $ 3,021
Salesforce, Inc. ........................................................ 24,591 7,165
Samsara, Inc. , Class A (a) ................................................. 128,197 6,126
Semtech Corp. (a) ....................................................... 229,818 10,156
ServiceNow, Inc. (a) ..................................................... 35,668 33,278
Snowflake, Inc. , Class A (a) ................................................ 70,204 8,061
Sprout Social, Inc. , Class A (a) .............................................. 141,873 3,758
SPS Commerce, Inc. (a) ................................................... 4,656 768
Synopsys, Inc. (a) ....................................................... 11,727 6,023
Teradyne, Inc. ......................................................... 21,276 2,260
Texas Instruments, Inc. ................................................... 16,740 3,401
The Hackett Group, Inc. .................................................. 9,402 229
Trimble, Inc. (a) ........................................................ 168,020 10,165
Varonis Systems, Inc. (a) .................................................. 432,292 21,775
VeriSign, Inc. (a) ........................................................ 10,453 1,848
Vertex, Inc. , Class A (a) ................................................... 9,352 388
Yext, Inc. (a) ........................................................... 55,768 404
Zeta Global Holdings Corp. , Class A (a) ....................................... 21,406 592
Zoom Video Communications, Inc. , Class A (a) .................................. 6,685 500
708,898
1,158,561
Total Common Stocks (Cost $680,160) 1,209,010
Rights (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
ABIOMED, Inc., CVR (a) (d) ............................................... 145 — (e)
Total Rights (Cost $–) — (e)
Warrants (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
Athenex, Inc. (a) (d) ...................................................... 5,153,482 — (e)
Nuvation Bio, Inc. (a) .................................................... 149,933 12
Regulus Therapeutics, Inc. (a) (f) (g) .......................................... 470,257 — (e)
12
Total Warrants (Cost $639) 12
Exchange-Traded Funds (0.6%)
United States (0.6%):
iShares Expanded Tech Sector ETF (c) ........................................ 80,449 7,688
Total Exchange-Traded Funds (Cost $7,518) 7,688
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (h) ........ 1,777,449 1,777
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (h) ............ 1,777,449 1,778
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (h) ............... 1,777,449 1,778
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (h) . 1,777,449 1,777
Total Collateral for Securities Loaned (Cost $7,110) 7,110
Total Investments (Cost $695,427) — 100.0% 1,223,820
Liabilities in excess of other assets — 0.0% (203)
NET ASSETS - 100.00% $ 1,223,617
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

Victory Portfolios III
Victory Science & Technology Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 588
(e) Rounds to less than $1 thousand.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at October 31, 2024. (amounts in thousands):
(h) Rate disclosed is the daily yield on October 31, 2024.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Statement of Assets and Liabilities
October 31, 2024
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Science &
Technology Fund
Assets:
Investments, at value (Cost $695,427) $ 1,223,820 (a)
Foreign currency, at value (Cost $261) 261
Cash 8,239
Receivables:
Dividends, interest, and securities lending income 120
Capital shares issued 158
Investments sold 2,000
Reclaims 8
Prepaid expenses 27
Total Assets 1,234,633
Liabilities:
Payables:
Collateral received on loaned securities 7,110
Investments purchased 2,577
Capital shares redeemed 238
Accrued expenses and other payables:
Investment advisory fees 745
Administration fees 159
Custodian fees 8
Transfer agent fees 90
Compliance fees 1
Trustees' fees 1
12b-1 fees 6
Other accrued expenses 81
Total Liabilities 11,016
Commitments and contingencies (Note 4 )
Net Assets:
Capital 715,757
Total accumulated earnings (loss) 507,860
Net Assets $ 1,223,617
Net Assets:
Fund Shares $ 1,172,474
Class A 51,143
Total $ 1,223,617
Shares (unlimited number of shares authorized with no par value):
Fund Shares 41,318
Class A 1,926
Total 43,244
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 28 .38
Class A 26 .56
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 28 .18
(a) Includes $6,742 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Science &
Technology Fund
Investment Income:
Dividends $ 1,831
Interest 154
Securities lending (net of fees) 69
Foreign tax withholding (37)
Total Income 2,017
Expenses:
Investment advisory fees 4,173
Administration fees — Fund Shares 868
Administration fees — Class A 39
Sub-Administration fees 28
12b-1 fees — Class A 65
Custodian fees 40
Transfer agent fees — Fund Shares 482
Transfer agent fees — Class A 27
Trustees' fees 23
Compliance fees 5
Legal and audit fees 37
State registration and filing fees 24
Interfund lending fees — (a)
Other expenses 50
Total Expenses 5,861
Net Investment Income (Loss) (3,844)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 69,729
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 114,568
Net realized/unrealized gains (losses) on investments 184,297
Change in net assets resulting from operations $ 180,453
(a) Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Science & Technology Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (3,844) $ (7,834)
Net realized gains (losses) 69,729 84,108
Net change in unrealized appreciation/depreciation 114,568 186,936
Change in net assets resulting from operations 180,453 263,210
Change in net assets resulting from capital transactions (72,220) (129,895)
Change in net assets 108,233 133,315
Net Assets:
Beginning of period 1,115,384 982,069
End of period $ 1,223,617 $ 1,115,384

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Science & Technology Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 23,935 $ 44,307
Cost of shares redeemed (90,843) (164,634)
Total Fund Shares $ (66,908) $ (120,327)
Class A
Proceeds from shares issued $ 471 $ 1,548
Cost of shares redeemed (5,783) (11,116)
Total Class A $ (5,312) $ (9,568)
Change in net assets resulting from capital transactions $ (72,220) $ (129,895)
Share Transactions:
Fund Shares
Issued 884 1,974
Redeemed (3,366) (7,388)
Total Fund Shares (2,482) (5,414)
Class A
Issued 20 73
Redeemed (231) (521)
Total Class A (211) (448)
Change in Shares (2,693) (5,862)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Science & Technology Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $24.35 $19.02 $19.87 $36.68 $28.93 $28.39 $29.19
Investment Activities:
Net investment income (loss) (0.08)(b) (0.16)(b) (0.09)(b) (0.17)(b) (0.26)(b) (0.17)(b) 0.01
Net realized and unrealized gains
(losses) 4.11 5.49 (0.76) (12.03) 9.92 7.26 2.83
Total from Investment
Activities 4.03 5.33 (0.85) (12.20) 9.66 7.09 2.84
Distributions to Shareholders from:
Net realized gains — — — (4.61) (1.91) (6.55) (3.64)
Total Distributions — — — (4.61) (1.91) (6.55) (3.64)
Net Asset Value, End of Period $28.38 $24.35 $19.02 $19.87 $36.68 $28.93 $28.39
Total Return(c)(d) 16.55% 28.02% (4.33)% (37.07)% 33.71% 30.85% 12.79%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.96% 0.97% 0.97% 0.95% 0.99% 1.04% 1.02%(i)
Net Investment Income (Loss)(e) (0.62)% (0.71)% (0.63)% (0.64)% (0.76)% (0.66)% (0.39)%
Gross Expenses(e)(h) 0.96% 0.97% 0.97% 0.95% 0.99% 1.04% 1.02%(i)
Supplemental Data:
Net Assets at end of period (000's) $1,172,474 $1,066,594 $935,858 $1,067,016 $1,923,477 $1,559,222 $1,383,956
Portfolio Turnover(c)(j) 22% 75% 56% 46% 43% 44% 109%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Science & Technology Fund
Class A
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $22.83 $17.88 $18.72 $34.93 $27.71 $27.53 $28.49
Investment Activities:
Net investment income (loss) (0.12)(b) (0.21)(b) (0.12)(b) (0.24)(b) (0.35)(b) (0.23)(b) (0.07)
Net realized and unrealized gains
(losses) 3.85 5.16 (0.72) (11.36) 9.48 6.96 2.75
Total from Investment
Activities 3.73 4.95 (0.84) (11.60) 9.13 6.73 2.68
Distributions to Shareholders from:
Net realized gains — — — (4.61) (1.91) (6.55) (3.64)
Total Distributions — — — (4.61) (1.91) (6.55) (3.64)
Net Asset Value, End of Period $26.56 $22.83 $17.88 $18.72 $34.93 $27.71 $27.53
Total Return (excludes sales charge)(c)(d) 16.34% 27.68% (4.49)% (37.26)% 33.27% 30.47% 12.52%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.27% 1.26%(i) 1.24% 1.24% 1.30% 1.33% 1.29%(j)(k)
Net Investment Income (Loss)(e) (0.94)% (1.00)% (0.90)% (0.93)% (1.07)% (0.94)% (0.65)%
Gross Expenses(e)(h) 1.27% 1.26% 1.25% 1.24% 1.30% 1.33% 1.29%(j)
Supplemental Data:
Net Assets at end of period (000's) $51,143 $48,790 $46,211 $56,350 $109,245 $93,813 $104,773
Portfolio Turnover(c)(l) 22% 75% 56% 46% 43% 44% 109%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Includes impact of interest fees. Without these interest fees, the net expense ratio would have been at the contractual expense cap.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Prior to December 1, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A shares to 1.35% of the Class A average daily net assets.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
15
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Science & Technology Fund Science & Technology Fund Fund Shares and Class A

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
16
(Unaudited)
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of October
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Level 1 Level 2 Level 3 Total
Science & Technology Fund
Common Stocks ............................................... $ 1,194,403 $ 14,607 $ — $ 1,209,010
Rights ...................................................... — — —(a) —(a)
Warrants .................................................... 12 —(a) —(a) 12
Exchange-Traded Funds ......................................... 7,688 — — 7,688
Collateral for Securities Loaned ................................... 7,110 — — 7,110
Total ....................................................... $ 1,209,213 $ 14,607 $ —(a) $ 1,223,820
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
17
(Unaudited)
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Science & Technology Fund ......................................... $ 6,742 $ — $ 7,110

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
18
(Unaudited)
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Science & Technology Funds Index. The Lipper Science & Technology Funds Index tracks the total return performance of the largest funds within the Lipper Science & Technology Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
Excluding U.S. Government
Securities
Purchases Sales
Science & Technology Fund .................................................................. $ 255,613 $ 337,120
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Science & Technology Fund Fund Shares Class A
in thousands $ (342) $ (18)
as annual % rate (0.06)% (0.07)%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
19
(Unaudited)
VCM entered into a Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”), under which Wellington directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares and Class A, respectively. Amounts incurred for the six months ended October 31,
2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-
pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended October 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2024, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Science & Technology Funds Index. The Lipper Science & Technology Funds Index tracks the total return performance of the largest funds within the Lipper Science & Technology Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
Excluding U.S. Government
Securities
Purchases Sales
Science & Technology Fund .................................................................. $ 255,613 $ 337,120
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Science & Technology Fund Fund Shares Class A
in thousands $ (342) $ (18)
as annual % rate (0.06)% (0.07)%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
20
(Unaudited)
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
Additionally, as of October 31, 2024, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Sector Risk —  A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund's investments in companies whose values are highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
In effect until August 31, 2025
Fund Shares Class A
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.06% 1.34%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
21
(Unaudited)
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
October 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Science & Technology Fund ........................ Borrower $ — $ 998 5.85% $ 998
Short-Term
Amount Total
Science & Technology Fund ............................................................. $ (76,445) $ (76,445)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
31704-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Short-Term Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
25
Statement of Operations
26
Statements of Changes in Net Assets
27
Financial Highlights
29
Notes to Financial Statements 33

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Short-Term Bond Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (32.3%)
ABS Auto (19.8%):
Ally Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.76%, 1/15/29, Callable 4/15/27 @ 100(a) ............... $ 2,000 $ 2,040
Series 2023-1, Class D, 6.74%, 4/15/34, Callable 4/15/27 @ 100(a) ............... 1,268 1,299
Series 2023-A, Class C, 6.08%, 1/17/34, Callable 6/15/27 @ 100(a) ............... 2,826 2,878
Series 2023-A, Class D, 7.33%, 1/17/34, Callable 6/15/27 @ 100(a) ............... 1,333 1,386
Series 2024-1, Class B, 5.16%, 10/15/29, Callable 4/15/27 @ 100 ................ 1,263 1,275
Series 2024-1, Class C, 5.41%, 11/15/29, Callable 4/15/27 @ 100 ................ 1,500 1,522
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B, Class C, 5.22%, 9/15/32, Callable 6/15/28 @ 100(a) ............... 2,350 2,349
Series 2024-B, Class D, 5.41%, 9/15/32, Callable 6/15/28 @ 100(a) ............... 1,327 1,326
American Credit Acceptance Receivables Trust .................................
Series 2021-4, Class E, 3.12%, 2/14/28, Callable 6/13/25 @ 100(a) ............... 500 493
Series 2023-2, Class C, 5.96%, 8/13/29, Callable 6/12/26 @ 100(a) ............... 1,000 1,006
Series 2024-4, Class C, 4.91%, 8/12/31, Callable 5/12/28 @ 100(a) ............... 2,500 2,484
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3, Class D, 1.49%, 9/18/26, Callable 4/18/25 @ 100 ................. 625 614
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 2,135 2,083
ARI Fleet Lease Trust ....................................................
Series 2021-A, Class A3, 0.68%, 3/15/30, Callable 11/15/24 @ 100(a) ............. 625 624
Series 2021-A, Class B, 1.13%, 3/15/30, Callable 11/15/24 @ 100(a) .............. 2,650 2,646
Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 6/15/25 @ 100(a) .............. 47 47
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 6/15/25 @ 100(a) .............. 1,524 1,513
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 10/15/27 @ 100(a) ............. 813 817
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 12/15/27 @ 100(a) ............. 3,150 3,190
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 12/15/27 @ 100(a) .............. 550 556
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 12/15/27 @ 100(a) .............. 1,031 1,041
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 4/20/25 @ 100(a) .............. 4,167 4,144
Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 4,000 3,941
Series 2021-2A, Class C, 2.35%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 800 740
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 2,500 2,555
Series 2023-5A, Class B, 6.12%, 4/20/28(a) ................................ 2,000 2,031
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77%, 8/15/30,
Callable 7/15/28 @ 100 .............................................. 1,714 1,707
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable
3/19/25 @ 100(a) ................................................... 5,594 5,512
CarMax Auto Owner Trust ................................................
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 1,800 1,739
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 1/15/26 @ 100 ................. 6,894 6,603
Series 2022-2, Class A3, 3.49%, 2/16/27, Callable 6/15/26 @ 100 ................ 997 990
Series 2023-2, Class C, 5.57%, 11/15/28, Callable 4/15/27 @ 100 ................ 1,000 1,012
Series 2023-3, Class D, 6.44%, 12/16/30, Callable 7/15/27 @ 100 ................ 1,000 1,025
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 7/15/27 @ 100 ................. 1,000 1,043
Series 2024-1, Class C, 5.47%, 8/15/29, Callable 9/15/27 @ 100 ................. 1,000 1,013
Series 2024-2, Class D, 6.42%, 10/15/30, Callable 12/15/27 @ 100 ............... 3,000 3,083
Series 2024-3, Class D, 5.67%, 1/15/31, Callable 12/15/27 @ 100 ................ 1,238 1,243
Series 2024-4, Class D, 5.36%, 8/15/31, Callable 9/15/28 @ 100 ................. 1,480 1,482
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30, Callable 5/15/28 @
100 ............................................................. 1,500 1,510
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 12/8/25 @ 100 ................. 2,068 1,986
Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 7/10/26 @ 100 ................ 303 293
Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 7/10/26 @ 100 ................ 420 404
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 7/10/26 @ 100 ................ 321 308
Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 7/10/26 @ 100 ................ 373 359
Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 3/10/27 @ 100 ............... 698 675
Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 3/10/27 @ 100 ................ 294 281
Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 3/10/27 @ 100 ................ 288 276
Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 3/10/27 @ 100 ................ 516 488
Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 5/10/27 @ 100 ............... 2,500 2,412
Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 5/10/27 @ 100 ................ 528 502

Victory Portfolios III
Victory Short-Term Bond Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 5/10/27 @ 100 ................ $ 267 $ 255
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 1/25/28 @ 100(a) ............. 5,000 5,195
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 12/25/27 @ 100(a) ............ 643 647
Series 2024-1A, Class C, 5.36%, 1/25/30, Callable 12/25/27 @ 100(a) ............. 2,000 2,024
Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 12/25/27 @ 100(a) ............. 2,340 2,358
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 12/25/27 @ 100(a) ............. 4,028 4,102
Series 2024-3A, Class D, 5.87%, 9/25/31, Callable 2/25/28 @ 100(a) .............. 2,750 2,771
Series 2024-4A, Class D, 5.79%, 11/25/31, Callable 4/25/28 @ 100(a) ............. 700 703
Series 2024-5A, Class C, 4.62%, 8/26/30, Callable 8/25/28 @ 100(a) .............. 500 490
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 8/25/28 @ 100(a) .............. 713 691
Chesapeake Funding II LLC ...............................................
Series 2021-1A, Class A1, 0.47%, 4/15/33, Callable 11/15/24 @ 100(a) ............ 124 124
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 1,192 1,195
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 800 804
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 1,500 1,519
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 11/15/26 @ 100(a) ........... 300 305
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 11/15/26 @ 100(a) ............ 1,582 1,608
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 11/15/26 @ 100(a) ............ 2,294 2,329
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 1,800 1,800
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 3,000 3,071
Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 6/15/27 @ 100(a) ............. 3,000 3,061
Series 2024-1, Class A4, 5.03%, 10/15/30, Callable 8/15/27 @ 100(a) ............. 2,000 2,016
CPS Auto Receivables Trust ...............................................
Series 2022-B, Class B, 3.88%, 8/15/28, Callable 12/15/26 @ 100(a) .............. 193 193
Series 2022-D, Class B, 6.84%, 1/16/29, Callable 6/15/27 @ 100(a) ............... 2,000 2,010
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-3A, Class C, 1.63%, 9/16/30, Callable 11/15/24 @ 100(a) ............. 2,515 2,511
Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100(a) .............. 47 47
Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100(a) .............. 640 636
Series 2021-4, Class C, 1.94%, 2/18/31, Callable 4/15/25 @ 100(a) ............... 1,000 987
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 1/15/26 @ 100(a) .............. 1,000 999
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 8/15/26 @ 100(a) .............. 1,100 1,140
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 2,000 2,054
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 100 104
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 10/15/26 @ 100(a) ............. 4,000 4,110
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 1,895 1,959
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 4,886 5,091
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 1,000 1,038
Series 2024-2A, Class C, 6.70%, 10/16/34, Callable 4/15/28 @ 100(a) ............. 1,000 1,029
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 9/15/25 @ 100 2,480 2,427
DT Auto Owner Trust ....................................................
Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 2/15/25 @ 100(a) ............. 1,000 995
Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 1/15/26 @ 100(a) .............. 193 192
Series 2022-2A, Class D, 5.46%, 3/15/28, Callable 6/15/26 @ 100(a) .............. 2,000 2,001
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 9/15/28 @ 100(a) ............ 1,500 1,543
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 9/15/28 @ 100(a) .............. 2,445 2,527
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 9/15/28 @ 100(a) .............. 1,310 1,355
Enterprise Fleet Financing LLC .............................................
Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 8/20/25 @ 100(a) .............. 608 608
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) .............. 500 496
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 6/20/26 @ 100(a) ............. 2,000 2,029
Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 10/20/26 @ 100(a) ............ 1,778 1,800
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 732 737
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 4,000 4,162
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 7/20/27 @ 100(a) .............. 2,000 2,024
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 2,528 2,592
Series 2024-4, Class A3, 4.56%, 11/20/28, Callable 8/20/28 @ 100(a) ............. 2,000 1,989
Exeter Automobile Receivables Trust .........................................
Series 2020-2A, Class E, 7.19%, 9/15/27, Callable 1/15/25 @ 100(a) .............. 6,055 6,086
Series 2020-3A, Class F, 5.56%, 6/15/27, Callable 6/15/25 @ 100(a) .............. 1,440 1,438

Victory Portfolios III
Victory Short-Term Bond Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 8/15/27 @ 100 ............... $ 1,000 $ 1,007
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 1/15/29 @ 100(a) ............. 2,828 2,874
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 1/15/29 @ 100(a) .............. 1,713 1,742
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 1/15/29 @ 100(a) ............. 551 559
Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 1/15/29 @ 100(a) .............. 852 868
First Investors Auto Owner Trust, Series 2023-1A, Class C, 6.81%, 12/17/29, Callable 8/15/27
@ 100(a) ......................................................... 3,000 3,119
Flagship Credit Auto Trust ................................................
Series 2019-3, Class E, 3.84%, 12/15/26, Callable 2/15/25 @ 100(a) .............. 900 896
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 5/15/25 @ 100(a) ............... 4,265 4,207
Series 2020-2, Class D, 5.75%, 4/15/26, Callable 8/15/25 @ 100(a) ............... 1,281 1,282
Series 2021-1, Class C, 0.91%, 3/15/27, Callable 5/15/26 @ 100(a) ............... 919 908
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 8/15/26 @ 100(a) ............... 2,430 2,312
Series 2021-3, Class B, 0.95%, 7/15/27, Callable 12/15/26 @ 100(a) .............. 1,338 1,332
Series 2022-2, Class B, 4.76%, 5/17/27(a) ................................. 2,000 1,997
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 9/15/25 @ 100 ................ 720 722
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 ................. 1,571 1,598
Series 2023-B, Class D, 6.97%, 6/15/28, Callable 4/15/26 @ 100 ................. 565 578
Ford Credit Auto Owner Trust ..............................................
Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 2,667 2,646
Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 5,000 4,960
Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 5,000 4,960
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 850 798
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822 829
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 3,000 3,026
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 7,400 7,466
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2, Class B, 1.31%, 7/15/27, Callable 4/15/25 @ 100(a) ............... 203 203
Series 2021-2, Class E, 3.35%, 10/15/27, Callable 4/15/25 @ 100(a) .............. 750 745
Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 9/15/25 @ 100(a) ............. 71 71
Series 2022-1, Class B, 2.15%, 5/17/27, Callable 9/15/25 @ 100(a) ............... 2,000 1,991
Series 2022-2, Class B, 5.19%, 10/15/27, Callable 2/15/26 @ 100(a) .............. 2,500 2,501
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 9/15/26 @ 100(a) ............... 1,253 1,256
Series 2023-1, Class C, 5.72%, 8/15/28, Callable 9/15/26 @ 100(a) ............... 2,000 2,006
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 4/15/27 @ 100(a) ............... 714 718
Series 2024-1, Class C, 5.77%, 11/15/29, Callable 4/15/27 @ 100(a) .............. 1,000 1,003
Series 2024-1, Class D, 6.83%, 3/15/30, Callable 4/15/27 @ 100(a) ............... 1,000 1,007
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 8/15/28 @ 100(a) ............ 3,000 3,063
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 8/15/28 @ 100(a) .............. 1,660 1,696
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 8/15/28 @ 100(a) .............. 998 1,024
GLS Auto Receivables Issuer Trust ..........................................
Series 2020-2A, Class D, 7.48%, 4/15/27, Callable 12/15/24 @ 100(a) ............. 1,278 1,281
Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 3/15/26 @ 100(a) .............. 640 637
Series 2022-2A, Class B, 4.70%, 9/15/26(a) ................................ 356 356
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 9/15/27 @ 100(a) .............. 1,750 1,788
Series 2024-2A, Class B, 5.77%, 11/15/28(a) ............................... 1,333 1,348
Series 2024-3A, Class B, 5.08%, 1/16/29(a) ................................ 2,000 1,999
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 2,000 2,160
Series 2024-1A, Class B, 5.32%, 3/15/30, Callable 8/15/28 @ 100(a) .............. 875 880
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 8/15/28 @ 100(a) .............. 1,000 1,009
Series 2024-2A, Class C, 5.93%, 6/17/30, Callable 3/15/29 @ 100(a) .............. 2,000 2,035
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 8/15/29 @ 100(a) ............. 2,279 2,232
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable
11/20/25 @ 100 .................................................... 833 837
GMF Floorplan Owner Revolving Trust .......................................
Series 2024-1A, Class B, 5.33%, 3/15/29(a) ................................ 2,000 2,012
Series 2024-2A, Class B, 5.35%, 3/15/31(a) ................................ 1,409 1,419
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable 10/15/27 @ 100(a) ............ 4,500 4,534

Victory Portfolios III
Victory Short-Term Bond Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A, Class B, 5.42%, 1/15/30, Callable 10/15/27 @ 100(a) ............. $ 1,200 $ 1,209
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 10/15/27 @ 100(a) ............. 1,929 1,942
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 10/15/27 @ 100(a) ............. 1,641 1,656
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 12/15/26 @ 100(a) ............. 1,000 1,001
Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 12/15/26 @ 100(a) ............. 4,000 4,011
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 12/15/26 @ 100(a) .............. 3,000 3,018
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 12/15/26 @ 100(a) ............. 2,625 2,642
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 4,250 4,178
Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 4,175 4,101
Series 2023-1A, Class B, 6.22%, 6/25/27(a) ................................ 1,000 1,003
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 4,000 4,023
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(a) ............. 1,500 1,492
Hyundai Auto Receivables Trust, Series 2024-C, Class B, 4.67%, 1/15/31, Callable 10/15/28 @
100 ............................................................. 941 934
JPMorgan Chase Bank NA ................................................
Series 2021-2, Class B, 0.89%, 12/26/28, Callable 10/25/25 @ 100(a) ............. 23 23
Series 2021-2, Class D, 1.14%, 12/26/28, Callable 10/25/25 @ 100(a) ............. 12 12
Series 2021-2, Class E, 2.28%, 12/26/28, Callable 10/25/25 @ 100(a) ............. 6 6
Series 2021-3, Class B, 0.76%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 256 253
Series 2021-3, Class D, 1.01%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 350 346
Series 2021-3, Class E, 2.10%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 21 21
Series 2021-3, Class F, 3.69%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 1,150 1,140
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 1/15/26 @ 100(a) ............. 2,873 2,864
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 1/15/26 @ 100(a) .............. 5,000 4,918
Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 6/15/26 @ 100(a) .............. 406 406
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 6/15/26 @ 100(a) .............. 1,600 1,608
Series 2022-1A, Class C, 6.85%, 4/15/30, Callable 6/15/26 @ 100(a) .............. 2,000 2,038
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 6/15/27 @ 100(a) .............. 1,200 1,207
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 6/15/27 @ 100(a) ............. 2,000 2,021
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 6/15/27 @ 100(a) .............. 1,811 1,866
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 8/15/27 @ 100(a) .............. 1,400 1,421
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 7/15/27 @ 100(a) ............. 1,820 1,878
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 1/15/28 @ 100(a) .............. 614 618
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 11/15/28 @ 100(a) ............. 762 750
Lobel Automobile Receivables Trust .........................................
Series 2023-1, Class A, 6.97%, 7/15/26, Callable 5/15/26 @ 100(a) ............... 496 497
Series 2023-2, Class A, 7.59%, 4/16/29, Callable 7/15/26 @ 100(a) ............... 733 740
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 3,047 3,081
Series 2023-1A, Class B, 7.25%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 4,000 4,097
Series 2023-1A, Class D, 8.20%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 730 751
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 2,000 2,023
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 2,638 2,669
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 4,107 4,179
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 3,800 3,865
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class A, 5.59%, 4/25/29(a) ................................. 2,000 2,022
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 650 656
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 950 959
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 828 836
OCCU Auto Receivables Trust .............................................
Series 2022-1A, Class C, 6.52%, 11/15/29, Callable 8/15/27 @ 100(a) ............. 1,690 1,733
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 1/15/28 @ 100(a) ............. 2,775 2,854
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 1/15/28 @ 100(a) .............. 2,000 2,071
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 1/15/28 @ 100(a) .............. 2,250 2,330
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 1/15/28 @ 100(a) ............. 4,500 4,709
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @
100(a) ........................................................... 4,252 4,159

Victory Portfolios III
Victory Short-Term Bond Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oscar US Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @
100(a) ........................................................... $ 6,773 $ 6,659
Oscar US Funding XIV LLC ...............................................
Series 2022-1A, Class A3, 2.30%, 4/10/26(a) ............................... 705 702
Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @ 100(a) ............. 1,400 1,364
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 6/10/27 @
100(a) ........................................................... 2,000 1,973
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 4/15/26 @ 100(a) ............. 1,000 994
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 2,299 2,287
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 1,833 1,813
Series 2022-A, Class D, 5.85%, 6/17/30, Callable 4/15/26 @ 100(a) ............... 1,412 1,404
Series 2024-A, Class A4, 4.75%, 3/15/30, Callable 11/15/28 @ 100(a) ............. 1,000 995
Series 2024-A, Class C, 5.20%, 9/16/30, Callable 11/15/28 @ 100(a) .............. 1,000 987
Series 2024-A, Class D, 5.78%, 9/15/32, Callable 11/15/28 @ 100(a) .............. 1,000 984
Prestige Auto Receivables Trust ............................................
Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 6/15/27 @ 100(a) .............. 2,000 2,008
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 4/15/28 @ 100(a) .............. 4,000 4,120
Series 2024-2A, Class B, 4.56%, 2/15/29(a) ................................ 800 795
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 467 467
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 584 585
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 835 860
Series 2022-B, Class C, 5.92%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 114 114
Series 2022-B, Class D, 6.79%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 124 124
Series 2022-B, Class E, 8.68%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 114 115
Series 2022-C, Class B, 6.45%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 435 437
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 1,178 1,185
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 1,474 1,489
Series 2022-C, Class E, 11.37%, 12/15/32, Callable 12/15/26 @ 100(a) ............ 436 443
Series 2023-A, Class B, 6.49%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 683 688
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 680 685
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 1,594 1,607
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 2/15/28 @ 100(a) .............. 812 817
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 2/15/28 @ 100(a) .............. 3,688 3,738
Series 2024-A, Class D, 6.11%, 6/15/32, Callable 9/15/28 @ 100(a) ............... 2,000 2,016
Series 2024-A, Class E, 7.76%, 6/15/32, Callable 9/15/28 @ 100(a) ............... 2,000 2,020
Santander Bank NA .....................................................
Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 10/15/25 @ 100(a) ............ 124 124
Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 10/15/25 @ 100(a) ............ 23 23
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27,
Callable 8/15/25 @ 100(a) ............................................ 1,000 996
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 9/15/27 @ 100(a) ............. 2,700 2,756
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 9/15/27 @ 100(a) ............. 2,000 2,056
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 9/15/27 @ 100(a) .............. 5,635 5,820
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 9/15/27 @ 100(a) ............. 2,730 2,824
Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 4/15/28 @ 100(a) .............. 1,990 1,997
Series 2024-1A, Class C, 5.62%, 12/16/30, Callable 4/15/28 @ 100(a) ............. 2,000 2,005
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 10/20/27 @ 100(a) ............. 2,709 2,777
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 1,260 1,280
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 1/20/28 @ 100(a) .............. 1,500 1,524
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 11/20/27 @ 100(a) ............. 1,857 1,884
Series 2024-3A, Class A4, 4.60%, 11/20/31, Callable 3/20/29 @ 100(a) ............ 1,000 993
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 3/20/29 @ 100(a) ............. 1,000 992
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 4,950 5,000
Series 2023-B, Class B, 6.57%, 8/20/27, Callable 10/20/25 @ 100(a) .............. 2,025 2,054
Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 6/20/26 @ 100(a) ............. 1,000 1,008
Series 2024-A, Class B, 5.55%, 5/22/28, Callable 6/20/26 @ 100(a) ............... 1,000 1,004
Series 2024-B, Class B, 5.11%, 8/21/28, Callable 12/20/26 @ 100(a) .............. 2,083 2,074
Tesla Electric Vehicle Trust ................................................

Victory Portfolios III
Victory Short-Term Bond Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1, Class A4, 5.38%, 2/20/29, Callable 7/20/27 @ 100(a) .............. $ 1,500 $ 1,520
Series 2023-1, Class B, 5.82%, 5/20/31, Callable 7/20/27 @ 100(a) ............... 1,950 1,983
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 3,000 3,007
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 4,178 4,228
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 2/15/25
@ 100(a) ......................................................... 2,592 2,577
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 9/10/26 @ 100(a) ............... 4,000 4,014
Series 2024-1, Class B, 6.57%, 6/10/27(a) ................................. 2,500 2,528
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 7/15/27 @ 100(a) ............. 2,320 2,331
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 7/15/27 @ 100(a) ............ 2,000 2,023
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 7/15/27 @ 100(a) .............. 3,133 3,183
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 7/15/27 @ 100(a) .............. 2,500 2,549
VStrong Auto Receivables Trust ............................................
Series 2023-A, Class A3, 6.87%, 11/15/27(a) ............................... 500 507
Series 2023-A, Class B, 7.11%, 2/15/30, Callable 4/15/28 @ 100(a) ............... 3,000 3,096
Series 2024-A, Class A3, 5.62%, 12/15/28, Callable 11/15/28 @ 100(a) ............ 1,250 1,260
Series 2024-A, Class B, 5.77%, 7/15/30, Callable 11/15/28 @ 100(a) .............. 750 759
Series 2024-A, Class C, 6.44%, 7/15/30, Callable 11/15/28 @ 100(a) .............. 1,000 1,019
Westlake Automobile Receivables Trust .......................................
Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 10/15/25 @ 100(a) ............. 1,000 981
Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 6/15/26 @ 100(a) .............. 464 464
Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 6/15/26 @ 100(a) .............. 1,429 1,426
Series 2022-3A, Class C, 6.44%, 12/15/27, Callable 7/15/26 @ 100(a) ............. 2,000 2,022
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 11/15/26 @ 100(a) ............. 1,000 1,002
Series 2023-P1, Class C, 6.44%, 6/15/27, Callable 6/15/26 @ 100(a) .............. 1,200 1,220
Series 2024-3A, Class B, 4.72%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 1,000 995
Series 2024-3A, Class C, 4.92%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 1,000 995
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 11/18/24 @ 100(a) ............ 144 143
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 870 875
Series 2023-1A, Class B, 5.80%, 4/18/38(a) ................................ 1,345 1,355
Series 2023-1A, Class C, 6.18%, 4/18/38(a) ................................ 3,333 3,358
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 2,769 2,849
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 3,644 3,778
Series 2024-1A, Class C, 5.69%, 2/18/39(a) ................................ 2,625 2,631
Series 2024-2A, Class B, 4.84%, 6/21/39(a) ................................ 833 820
Series 2024-2A, Class C, 4.89%, 6/21/39(a) ................................ 2,000 1,971
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 2,056 2,051
World Omni Select Auto Trust ..............................................
Series 2021-A, Class D, 1.44%, 11/15/27, Callable 10/15/25 @ 100 ............... 4,250 4,117
Series 2023-A, Class C, 6.00%, 1/16/29, Callable 11/15/26 @ 100 ................ 2,750 2,784
523,944
ABS Card (1.3%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 2,000 2,055
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 1,890 1,893
Evergreen Credit Card Trust ...............................................
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 3,750 3,752
Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) .............................. 2,285 2,294
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 2,118 2,127
Series 2024-CRT4, Class B, 5.25%, 10/16/28(a) ............................. 789 790
Series 2024-CRT4, Class C, 5.64%, 10/16/28(a) ............................. 903 901
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28(a) ................. 5,000 4,697
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 2,200 2,206
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 821 827
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 953 961
Series 2023-3A, Class C, 7.08%, 10/21/30(a) ............................... 1,500 1,535
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 919 924
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 1,680 1,688

Victory Portfolios III
Victory Short-Term Bond Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @
100 ............................................................. $ 880 $ 874
Trillium Credit Card Trust II ...............................................
Series 2023-1A, Class B, 5.23%, 3/26/31(a) ................................ 1,000 996
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 1,500 1,499
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 3,033 3,064
Series 2024-1A, Class B, 5.50%, 12/26/28(a) ............................... 1,000 1,004
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 1,120 1,125
35,212
ABS Other (11.2%):
AFG ABS I LLC .......................................................
Series 2023-1, Class A2, 6.30%, 9/16/30, Callable 2/15/27 @ 100(a) .............. 247 248
Series 2023-1, Class B, 7.51%, 9/16/30, Callable 2/15/27 @ 100(a) ............... 1,667 1,687
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable
11/15/24 @ 100(a) .................................................. 5,500 5,196
AMSR Trust ..........................................................
Series 2021-SFR1, Class A, 1.95%, 6/17/38(a)(b) ............................ 2,000 1,813
Series 2021-SFR1, Class B, 2.15%, 6/17/38(a)(b) ............................ 2,000 1,801
Series 2021-SFR1, Class C, 2.35%, 6/17/38(a)(b) ............................ 1,200 1,075
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27,
Callable 12/20/24 @ 100(a) ........................................... 984 979
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100(a) ............ 411 407
Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a) .............. 4,162 4,071
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100(a) ............. 634 635
Series 2022-2A, Class B, 5.65%, 10/20/28, Callable 6/20/26 @ 100(a) ............. 2,000 2,018
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 750 766
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 1,966 2,021
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 500 520
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 2/20/28 @ 100(a) .............. 1,912 1,933
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 2/20/28 @ 100(a) .............. 2,722 2,751
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A, Class B, 5.20%, 7/21/31, Callable 10/20/28 @ 100(a) ............. 1,000 1,009
Series 2024-2A, Class C, 5.38%, 7/21/31, Callable 10/20/28 @ 100(a) ............. 1,000 1,006
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A, Class B, 2.08%, 2/15/27, Callable 11/15/24 @ 100(a) ............. 1,346 1,333
Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 11/15/24 @ 100(a) ............. 2,000 1,934
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class A3, 5.70%, 2/15/30, Callable 2/15/28 @ 100(a) ............. 3,000 3,054
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 1,239 1,274
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 1,200 1,246
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 1,000 1,042
Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 3/15/29 @ 100(a) ............. 2,000 2,032
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 614 630
Series 2024-1A, Class C, 6.01%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 750 773
Series 2024-1A, Class D, 6.79%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 3,000 3,085
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 12/15/26 @
100(a) ........................................................... 1,020 1,031
Blue Owl Asset Leasing Trust ..............................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 6/15/27 @ 100(a) .............. 851 851
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 6/15/27 @ 100(a) .............. 503 503
Capital Automotive REIT .................................................
Series 2024-2A, Class A1, 4.90%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 688 682
Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @ 100(a) ........... 1,881 1,796
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/32, Callable 4/20/29
@ 100(a) ......................................................... 2,800 2,822
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 11/15/24 @ 100(a) .... 1,855 1,733
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 2,870 2,884
CCG Receivables Trust ...................................................

Victory Portfolios III
Victory Short-Term Bond Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 4/14/25 @ 100(a) ............... $ 1,487 $ 1,457
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 7/14/26 @ 100(a) ............... 2,010 2,045
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 7/14/26 @ 100(a) ............... 3,556 3,625
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 2,250 2,323
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 1,300 1,352
Series 2024-1, Class C, 5.22%, 3/15/32, Callable 5/14/28 @ 100(a) ............... 2,000 2,001
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 11/15/24 @
100(a) ........................................................... 2,827 2,648
Clarus Capital Funding LLC ...............................................
Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 3/20/28 @ 100(a) .............. 1,170 1,148
Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 3/20/28 @ 100(a) .............. 585 574
CNH Equipment Trust, Series 2022-A, Class A3, 2.94%, 7/15/27, Callable 11/15/26 @ 100 .. 764 755
Conn's Receivables Funding LLC ...........................................
Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24 @ 100(a) ............. 879 858
Series 2024-A, Class A, 7.05%, 1/16/29, Callable 11/15/25 @ 100(a) .............. 408 408
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... 1,189 1,191
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 1,832 1,859
Crossroads Asset Trust ...................................................
Series 2024-A, Class A2, 5.90%, 8/20/30, Callable 4/20/28 @ 100(a) .............. 2,000 2,020
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 4/20/28 @ 100(a) ............... 2,518 2,553
Series 2024-A, Class C, 6.52%, 8/20/30, Callable 4/20/28 @ 100(a) ............... 1,500 1,531
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 2,790 2,665
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. 1,818 1,843
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 1/22/26 @ 100(a) ............... 1,100 1,111
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 1/22/26 @ 100(a) ............... 2,283 2,319
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 6/22/26 @ 100(a) .............. 1,060 1,082
Series 2024-1, Class C, 5.73%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 1,350 1,365
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 1,364 1,382
Series 2024-2, Class C, 4.99%, 8/22/30, Callable 6/22/27 @ 100(a) ............... 1,000 995
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 6/22/27 @ 100(a) ............... 1,018 1,011
Dext ABS LLC ........................................................
Series 2021-1, Class C, 2.29%, 9/15/28, Callable 2/15/26 @ 100(a) ............... 5,000 4,905
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 5/15/27 @ 100(a) .............. 680 686
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 5/15/27 @ 100(a) ............... 5,430 5,542
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 3,000 3,053
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 1,666 1,693
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,333 3,085
Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,000 2,771
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 3,273 2,966
Diamond Resorts Owner Trust .............................................
Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 7/20/25 @ 100(a) ............. 657 639
Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 7/20/25 @ 100(a) ............. 379 370
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 12/20/27 @ 100(a) ..... 2,000 2,027
DLLAD LLC ..........................................................
Series 2024-1A, Class A3, 5.30%, 7/20/29, Callable 3/20/29 @ 100(a) ............. 1,000 1,015
Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 3/20/29 @ 100(a) ............. 1,290 1,317
DLLMT LLC ..........................................................
Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 3/20/27 @ 100(a) ............. 2,000 2,010
Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 3/20/27 @ 100(a) ............. 1,143 1,156
Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 5/20/28 @ 100(a) ............. 1,406 1,408
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 7/20/25 @ 100(a) ....... 1,687 1,683
FirstKey Homes Trust ....................................................
Series 2021-SFR1, Class B, 1.79%, 8/17/38(a)(b) ............................ 3,000 2,829
Series 2021-SFR1, Class C, 1.89%, 8/17/38(a)(b) ............................ 3,000 2,824
Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)(b) ............................ 2,308 2,161
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 1,000 945
Series 2021-SFR3, Class C, 2.54%, 12/17/38(a)(b) ........................... 1,750 1,655
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100(a) .. 5,000 4,698
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.75%, 5/15/28(a) .... 1,597 1,608

Victory Portfolios III
Victory Short-Term Bond Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Frontier Issuer LLC .....................................................
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... $ 1,867 $ 1,931
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 1,100 1,173
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 2,475 2,773
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38(a)(b) ......................... 1,500 1,405
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/30 @ 100(a) .............. 654 680
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 1,200 1,265
Series 2023-1A, Class D, 7.00%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 800 777
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27 @ 100(a) ............... 1,500 1,509
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 1,480 1,493
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 650 654
Series 2024-2, Class B, 5.23%, 5/15/31, Callable 10/15/28 @ 100(a) .............. 1,000 1,012
HPEFS Equipment Trust ..................................................
Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 11/20/24 @ 100(a) ............. 1,382 1,379
Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 12/20/25 @ 100(a) ............. 1,200 1,194
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 4/20/26 @ 100(a) .............. 735 740
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 11/20/26 @ 100(a) ............. 1,500 1,536
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 6/20/27 @ 100(a) ............. 3,638 3,669
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 2,143 2,169
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 3/15/28 @ 100 . 1,100 1,116
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100(a) ............ 1,256 1,241
Series 2023-2A, Class A4, 5.23%, 6/15/28, Callable 5/15/27 @ 100(a) ............. 1,500 1,516
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @ 100(a) ............. 1,300 1,314
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 8/15/27 @ 100(a) ............. 2,596 2,629
Series 2024-1A, Class A3, 4.76%, 8/18/31, Callable 8/16/28 @ 100(a) ............. 1,000 989
MMAF Equipment Finance LLC ............................................
Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 7/14/25 @ 100(a) ............. 5,000 4,862
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000 1,902
Series 2022-A, Class A3, 3.20%, 1/13/28(a) ................................ 1,355 1,339
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 2,250 2,288
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 1,500 1,524
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 9/13/29 @ 100(a) .............. 1,100 1,108
MVW LLC ...........................................................
Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 12/20/26 @ 100(a) ........... 549 519
Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 12/20/26 @ 100(a) ........... 575 544
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 11/20/24 @ 100(a) ............ 4,516 4,126
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 11/20/24 @ 100(a) ............ 1,466 1,298
NMEF Funding LLC ....................................................
Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 8/15/26 @ 100(a) .............. 347 349
Series 2022-B, Class B, 7.12%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 1,000 1,008
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 6/15/27 @ 100(a) ............... 1,500 1,530
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 6/15/28 @ 100(a) ............. 2,849 2,852
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 6/15/28 @ 100(a) .............. 3,535 3,520
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47(a) ...................... 984 942
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 2,110 2,029
Pawnee Equipment Receivables LLC .........................................
Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 8/15/25 @ 100(a) .............. 53 53
Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25 @ 100(a) ............... 1,637 1,618
Series 2022-1, Class A3, 5.17%, 2/15/28, Callable 6/15/26 @ 100(a) .............. 547 547
Series 2022-1, Class B, 5.40%, 7/17/28, Callable 6/15/26 @ 100(a) ............... 2,375 2,378
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 3/20/28 @ 100(a) ............ 2,500 2,505
Series 2024-1A, Class B, 5.79%, 11/20/30, Callable 3/20/28 @ 100(a) ............. 2,500 2,505
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 6/20/27 @ 100(a) ............ 1,429 1,413
Series 2024-2A, Class B, 4.83%, 10/20/31, Callable 6/20/27 @ 100(a) ............. 2,239 2,200
Post Road Equipment Finance, Series 2022-1A, Class B, 5.15%, 1/16/29, Callable 5/15/26 @
100(a) ........................................................... 1,000 1,000
Post Road Equipment Finance LLC ..........................................

Victory Portfolios III
Victory Short-Term Bond Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 8/15/26 @ 100(a) ............. $ 1,254 $ 1,267
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 8/15/26 @ 100(a) ............. 1,994 2,019
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 8/15/26 @ 100(a) ............. 1,250 1,280
Progress Residential Trust .................................................
Series 2021-SFR2, Class B, 1.80%, 4/19/38(a)(b) ............................ 6,850 6,585
Series 2021-SFR4, Class B, 1.81%, 5/17/38(a)(b) ............................ 4,500 4,318
Series 2021-SFR5, Class B, 1.66%, 7/17/38(a)(b) ............................ 2,400 2,284
Series 2021-SFR5, Class C, 1.81%, 7/17/38(a)(b) ............................ 1,500 1,418
Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100(a)(b) .......... 2,813 2,681
SCF Equipment Leasing LLC ..............................................
Series 2021-1A, Class B, 1.37%, 8/20/29, Callable 7/20/25 @ 100(a) .............. 156 155
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 7/20/25 @ 100(a) .............. 616 602
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/29 @ 100(a) .............. 429 442
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 8/20/29 @ 100(a) .............. 785 813
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @ 100(a) ............. 1,319 1,344
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 8/20/30 @ 100(a) .............. 857 901
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 4,863 5,205
Tricon Residential Trust ..................................................
Series 2022-SFR1, Class B, 4.20%, 4/17/39(a)(b) ............................ 1,000 974
Series 2024-SFR4, Class A, 4.30%, 11/17/29(a)(b) ........................... 870 870
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 11/17/24 @
100(a) ........................................................... 722 698
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable
11/15/24 @ 100(a) .................................................. 6,500 6,301
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 1,000 947
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 909 915
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 167 168
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 11/12/27 @ 100(a) ............ 1,539 1,561
Series 2023-1A, Class B, 6.05%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 2,000 2,025
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 749 768
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 10/12/28 @ 100(a) ........... 1,700 1,716
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 525 527
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 437 445
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 388 386
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 2,000 2,015
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 833 846
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A3, 4.29%, 10/16/28, Callable 4/15/28 @ 100(a) ............ 667 661
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 4/15/28 @ 100(a) ............. 2,500 2,466
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.06%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 2,189 2,162
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 1,751 1,749
Series 2024-1A, Class D, 6.31%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 1,000 976
294,421
Agency ABS Other (0.0%):(c)
Nelnet Student Loan Trust, Series 2005-3, Class B, 5.91% (SOFR90A+54bps), 9/22/37,
Callable 12/22/24 @ 100(d) ........................................... 1,048 1,028
Total Asset-Backed Securities (Cost $851,711)
a
a
a
854,605
Collateralized Loan Obligations (0.3%)
Cash Flow CLO (0.3%):
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 6.92% (TSFR3M+230bps), 4/20/35,
Callable 1/20/25 @ 100(a)(d) .......................................... 2,000 2,013
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 4/24/25 @
100(a) ........................................................... 1,000 996
Palmer Square Loan Funding Ltd. ...........................................

Victory Portfolios III
Victory Short-Term Bond Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A, Class A1, 6.16% (TSFR3M+105bps), 10/15/32, Callable 10/15/25 @
100(a)(d) ......................................................... $ 1,000 $ 1,000
Series 2024-3A, Class A2, 6.81% (TSFR3M+165bps), 8/8/32, Callable 8/8/25 @ 100(a)
(d) ............................................................. 1,000 1,002
Race Point X CLO Ltd., Series 2016-10A, Class A1R, 5.99% (TSFR3M+136bps), 7/25/31,
Callable 1/25/25 @ 100(a)(d) .......................................... 1,913 1,914
6,925
Total Collateralized Loan Obligations (Cost $6,906)
a
a
a
6,925
Collateralized Mortgage Obligations (4.4%)
Agency CMO Other (0.5%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 2,576 2,585
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 3,914 3,813
Federal National Mortgage Association .......................................
Series 2012-104, Class HC, 1.25%, 9/25/27 ................................ 235 228
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 1,536 1,535
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 1,845 1,844
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 1,726 1,738
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 1,899 1,898
13,641
Commercial MBS (3.9%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(b)(e) ................ 2,000 1,874
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.56% (TSFR1M+375bps), 10/15/37(a)
(b)(d) ........................................................... 2,000 1,995
BPR Trust ............................................................
Series 2021-TY, Class A, 5.97% (TSFR1M+116bps), 9/15/38(a)(b)(d) ............. 3,731 3,698
Series 2021-TY, Class B, 6.07% (TSFR1M+126bps), 9/15/38(a)(b)(d) ............. 750 740
Series 2021-TY, Class C, 6.62% (TSFR1M+181bps), 9/15/38(a)(b)(d) ............. 2,712 2,678
Series 2021-TY, Class D, 7.27% (TSFR1M+246bps), 9/15/38(a)(b)(d) ............. 1,313 1,300
Series 2022-OANA, Class B, 7.25% (TSFR1M+245bps), 4/15/37(a)(b)(d) .......... 3,000 3,008
Series 2022-STAR, Class A, 8.04% (TSFR1M+323bps), 8/15/39(a)(b)(d) ........... 4,000 3,983
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.87% (TSFR1M+106bps),
9/15/36(a)(b)(d) .................................................... 2,500 2,481
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ........................ 2,750 2,558
COMM Mortgage Trust ..................................................
Series 2012-CR4, Class XA, 1.14%, 10/15/45, Callable 11/15/24 @ 100(b)(e) ....... 10,719 121
Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(e) ........... 6,550 6,475
Series 2015-PC1, Class B, 4.27%, 7/10/50, Callable 6/10/25 @ 100(e) ............. 3,366 3,303
Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100(a)(b) ......... 5,620 5,559
Series 2020-CBM, Class B, 3.10%, 2/10/37, Callable 2/10/25 @ 100(a)(b) .......... 5,000 4,940
Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100(a)(b) .......... 6,875 6,777
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 6.54% (TSFR1M+174bps), 4/15/37(a)(b)
(d) ............................................................. 2,000 1,987
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(b) ........................... 11,481 9,769
Series 2020-UPTN, Class A, 2.75%, 2/10/37, Callable 2/10/25 @ 100(a)(b) ......... 2,000 1,988
Series 2023-SHIP, Class B, 4.94%, 9/10/38(a)(b)(e) .......................... 2,400 2,375
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)(b) ........ 11,824 11,699
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26
@ 100(a)(b) ....................................................... 3,000 2,866
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/33, Callable 10/13/28 @
100(a)(b)(e) ....................................................... 1,926 1,889
Life Mortgage Trust, Series 2021-BMR, Class B, 5.80% (TSFR1M+99bps), 3/15/38(a)(b)(d) . 2,379 2,338
Manhattan West Mortgage Trust, Series 2020-1MW, Class B, 2.33%, 9/10/39(a)(b)(e) ...... 1,500 1,367
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 6.22% (TSFR1M+141bps),
12/15/36(a)(b)(d) ................................................... 3,846 2,463
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(b) ..................... 2,357 2,326
SHR Trust, Series 2024-LXRY, Class A, 6.75% (TSFR1M+195bps), 10/15/41(a)(b)(d) ..... 2,105 2,107

Victory Portfolios III
Victory Short-Term Bond Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
SREIT Trust, Series 2021-MFP2, Class C, 6.29% (TSFR1M+149bps), 11/15/36(a)(b)(d) .... $ 2,000 $ 1,983
TTAN ...............................................................
Series 2021-MHC, Class B, 6.02% (TSFR1M+121bps), 3/15/38(a)(b)(d) ........... 1,720 1,714
Series 2021-MHC, Class C, 6.27% (TSFR1M+146bps), 3/15/38(a)(b)(d) ........... 2,315 2,297
Series 2021-MHC, Class D, 6.67% (TSFR1M+186bps), 3/15/38(a)(b)(d) ........... 926 919
101,577
Private CMO Other (0.0%):(c)
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 4/25/27 @ 100(a)
(e) ............................................................. 511 455
Total Collateralized Mortgage Obligations (Cost $119,893)
a
a
a
115,673
Shares
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII, 11.22% (TSFR3M+663bps), 10/30/40(d) ..................... 200,000 6,058
Total Preferred Stocks (Cost $5,470)
a
a
a
6,058
Principal Amount
(000)
Senior Secured Loans (0.0%)(c)
Consumer Discretionary (0.0%):(c)
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.37%
(SOFR03M+375bps), 10/20/27(d) ....................................... 552 562
Total Senior Secured Loans (Cost $561)
a
a
a
562
Corporate Bonds (33.2%)
Communication Services (0.4%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%,
6/1/29, Callable 5/1/29 @ 100 .......................................... 2,000 2,041
Paramount Global, 2.90%, 1/15/27, Callable 10/15/26 @ 100 ....................... 1,750 1,662
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%,
3/20/25, Callable 12/6/24 @ 100(a) ...................................... 1,294 1,291
T-Mobile US, Inc., 4.75%, 2/1/28, Callable 11/16/24 @ 101.58 ...................... 2,641 2,631
Warnermedia Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100 ................. 3,000 2,888
10,513
Consumer Discretionary (2.2%):
Advance Auto Parts, Inc., 5.95%, 3/9/28, Callable 2/9/28 @ 100(f) ................... 2,500 2,520
Association of American Medical Colleges
2.27%, 10/1/25 .................................................... 4,145 4,054
2.39%, 10/1/26 .................................................... 4,275 4,102
Brunswick Corp., 5.85%, 3/18/29, Callable 2/18/29 @ 100 ......................... 2,000 2,034
Daimler Truck Finance North America LLC
5.00%, 1/15/27(a) .................................................. 2,000 2,010
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 2,000 2,017
Duke University Health System, Inc., 2.26%, 6/1/26 .............................. 700 670
General Motors Financial Co., Inc., 5.35%, 7/15/27 .............................. 2,000 2,021
Genuine Parts Co., 4.95%, 8/15/29, Callable 7/15/29 @ 100 ........................ 2,000 1,986
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 1,000 1,019
Mattel, Inc., 3.75%, 4/1/29, Callable 11/16/24 @ 101.88(a) ......................... 2,000 1,879
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/26, Callable 2/9/26 @ 100(a) .................................. 4,216 4,012
1.85%, 9/16/26, Callable 8/16/26 @ 100(a) ................................ 3,296 3,068
5.30%, 9/13/27(a) .................................................. 1,500 1,475
PVH Corp., 4.63%, 7/10/25, Callable 6/10/25 @ 100 ............................. 5,443 5,415
QVC, Inc., 4.45%, 2/15/25, Callable 12/6/24 @ 100 .............................. 8,450 8,377

Victory Portfolios III
Victory Short-Term Bond Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tapestry, Inc.
7.00%, 11/27/26 .................................................... $ 2,000 $ 2,042
7.35%, 11/27/28, Callable 10/27/28 @ 100 ................................. 1,500 1,530
The Home Depot, Inc., 5.15%, 6/25/26 ....................................... 1,875 1,897
Volkswagen Group of America Finance LLC
6.20%, 11/16/28, Callable 10/16/28 @ 100(a) ............................... 2,000 2,058
5.25%, 3/22/29, Callable 2/22/29 @ 100(a) ................................ 2,000 1,989
ZF North America Capital, Inc., 4.75%, 4/29/25(a) ............................... 3,180 3,156
59,331
Consumer Staples (1.2%):
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29, Callable 12/15/28 @ 100(a) ............... 4,000 4,121
Bunge Ltd. Finance Corp., 4.10%, 1/7/28, Callable 12/7/27 @ 100 .................... 1,800 1,767
Campbell Soup Co., 5.20%, 3/19/27 ......................................... 2,000 2,029
Coca-Cola Consolidated, Inc., 5.25%, 6/1/29, Callable 5/1/29 @ 100 .................. 2,000 2,032
Keurig Dr. Pepper, Inc., 5.05%, 3/15/29, Callable 2/15/29 @ 100 ..................... 3,000 3,029
Philip Morris International, Inc.
4.88%, 2/15/28, Callable 1/15/28 @ 100 .................................. 5,000 5,028
5.25%, 9/7/28, Callable 8/7/28 @ 100 .................................... 3,000 3,057
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 3,000 2,580
The J.M. Smucker Co., 5.90%, 11/15/28, Callable 10/15/28 @ 100 ................... 2,000 2,086
The Kroger Co.
4.70%, 8/15/26 .................................................... 3,000 3,009
4.60%, 8/15/27, Callable 7/15/27 @ 100 .................................. 2,000 2,003
30,741
Energy (2.4%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 12/6/24 @ 103.81(a) ................. 1,500 1,542
Apache Corp., 7.75%, 12/15/29 ............................................. 2,250 2,465
Devon Energy Corp., 5.25%, 10/15/27, Callable 11/16/24 @ 100.88 ................... 13,330 13,388
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(d)(g) ..................... 3,567 3,560
6.75% (H15T5Y+513bps), Callable 5/15/25 @ 100(d)(g) ...................... 333 331
7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(d)(g) ...................... 2,300 2,340
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 1,171 1,143
Helmerich & Payne, Inc., 4.65%, 12/1/27, Callable 11/1/27 @ 100(a)(f) ................ 2,500 2,470
HF Sinclair Corp., 6.38%, 4/15/27, Callable 11/16/24 @ 103.19(a) .................... 2,200 2,228
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30, Callable 4/15/25 @ 103(a) ...... 1,333 1,270
New Fortress Energy, Inc., 6.75%, 9/15/25, Callable 11/13/24 @ 100(a) ................ 7,500 7,480
ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27 @ 100 ............................ 2,000 1,975
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 12/6/24 @ 101.03(a) .. 8,699 8,358
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27,
Callable 12/6/24 @ 101.63 ............................................ 7,772 7,843
Viper Energy, Inc.
5.38%, 11/1/27, Callable 11/21/24 @ 100.9(a) .............................. 5,350 5,288
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 1,575 1,638
63,319
Financials (16.3%):
Ally Financial, Inc.
5.75%, 11/20/25, Callable 10/21/25 @ 100 ................................. 3,750 3,763
6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(d) .................... 4,611 4,811
American Express Co.
3.63%, 12/5/24 .................................................... 600 600
5.04% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(d) ..................... 4,000 4,025
American Honda Finance Corp., 4.40%, 10/5/26 ................................. 2,000 1,996
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 3,000 3,009
Antares Holdings LP
8.50%, 5/18/25, Callable 4/18/25 @ 100(a) ................................ 2,515 2,535
6.35%, 10/23/29, Callable 9/23/29 @ 100(a) ............................... 2,500 2,468
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100 ........................ 5,000 4,932
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 11/21/24 @ 100.73(a) ................. 8,245 8,125
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 7,059 7,101
Bank of America Corp., 6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(d)(g) ........ 4,000 4,002

Victory Portfolios III
Victory Short-Term Bond Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Blackstone Private Credit Fund
2.35%, 11/22/24 .................................................... $ 5,000 $ 4,987
4.70%, 3/24/25 .................................................... 2,000 1,994
7.05%, 9/29/25 .................................................... 2,500 2,539
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 3,808 3,588
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 6,500 6,486
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 2,677 2,788
BMW US Capital LLC, 4.60%, 8/13/27(a) ..................................... 2,000 1,995
Cadence Bank, 4.13% (US0003M+247bps), 11/20/29, Callable 11/20/24 @ 100(d)(h) ...... 9,196 9,182
Capital One Financial Corp.
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(d) ...................... 2,000 2,024
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(d) ...................... 1,000 1,038
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 1,000 955
Citizens Bank NA, 4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(d) ............ 1,000 989
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(d)(g) .... 2,450 2,432
CNO Global Funding
5.88%, 6/4/27(a) ................................................... 2,000 2,040
4.95%, 9/9/29(a) ................................................... 1,953 1,929
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 5,750 5,648
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 5,150 5,246
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(d) ........ 6,128 6,037
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27 ........................ 811 789
F&G Global Funding
5.15%, 7/7/25(a) ................................................... 2,000 2,002
5.88%, 6/10/27(a) .................................................. 2,000 2,031
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(d)(g) ........... 7,793 7,688
First American Financial Corp., 4.60%, 11/15/24 ................................ 6,000 5,987
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(d) 11,871 11,749
First Financial Bancorp, 5.13%, 8/25/25 ....................................... 9,000 8,887
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 900 898
First-Citizens Bank & Trust Co., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @
100(d) ........................................................... 1,000 1,002
Fiserv, Inc., 4.75%, 3/15/30, Callable 2/15/30 @ 100 ............................. 2,000 1,988
Ford Motor Credit Co. LLC
3.38%, 11/13/25, Callable 10/13/25 @ 100 ................................. 3,000 2,943
5.13%, 11/5/26 ..................................................... 2,000 1,992
4.95%, 5/28/27, Callable 4/28/27 @ 100 .................................. 1,000 989
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 2,000 1,785
FS KKR Capital Corp.
4.25%, 2/14/25, Callable 1/14/25 @ 100(a) ................................ 5,600 5,572
3.40%, 1/15/26, Callable 12/15/25 @ 100 ................................. 4,000 3,892
Fulton Financial Corp., 3.25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(d) .... 9,318 8,720
GA Global Funding Trust
1.63%, 1/15/26(a)(f) ................................................. 2,500 2,402
4.40%, 9/23/27(a) .................................................. 500 493
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................................ 5,000 4,771
5.34%, 4/4/27(a) ................................................... 3,000 3,033
Global Payments, Inc., 1.50%, 11/15/24 ....................................... 3,000 2,995
Goodman US Finance Three LLC, 3.70%, 3/15/28, Callable 12/15/27 @ 100(a)(f) ........ 1,500 1,430
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 10,000 9,809
Hilltop Holdings, Inc.
5.00%, 4/15/25, Callable 1/15/25 @ 100 .................................. 5,000 4,875
5.75% (TSFR3M+568bps), 5/15/30, Callable 5/15/25 @ 100(d) .................. 5,000 4,814
Horace Mann Educators Corp., 7.25%, 9/15/28, Callable 8/15/28 @ 100 ................ 5,000 5,348
HSB Group, Inc., 5.82% (TSFR3M+117bps), 7/15/27, Callable 12/6/24 @ 100(d) ......... 2,750 2,692
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(d)(g) .... 750 716
Hyundai Capital America, Inc.
4.30%, 9/24/27(a) .................................................. 2,000 1,971
5.68%, 6/26/28, Callable 5/26/28 @ 100(a) ................................ 1,000 1,020
5.30%, 1/8/29, Callable 12/8/28 @ 100(a) ................................. 5,000 5,036
Janus Henderson US Holdings, Inc., 4.88%, 8/1/25, Callable 11/7/24 @ 100 ............. 10,132 10,133

Victory Portfolios III
Victory Short-Term Bond Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Kemper Corp.
4.35%, 2/15/25, Callable 12/6/24 @ 100 .................................. $ 2,684 $ 2,673
2.40%, 9/30/30, Callable 6/30/30 @ 100 .................................. 2,020 1,708
3.80%, 2/23/32, Callable 11/23/31 @ 100 .................................. 6,701 5,988
KeyCorp., 6.28% (SOFRINDX+125bps), 5/23/25, Callable 2/23/25 @ 100(d) ........... 8,215 8,234
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 700 711
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100 ................... 3,500 3,343
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100 ........... 3,000 2,988
Markel Group, Inc., 6.00% (H15T5Y+566bps), Callable 6/1/25 @ 100(d)(g) ............ 8,954 8,930
MMI Capital Trust I, 7.63%, 12/15/27 ........................................ 1,000 1,059
Morgan Stanley Bank NA, 4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(d) ..... 3,500 3,517
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 12/6/24 @
100.83(f) ......................................................... 8,901 7,858
New York Community Bancorp, Inc., 7.57% (TSFR3M+304bps), 11/6/28, Callable 2/6/25 @
100(d) ........................................................... 2,242 2,085
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 4,000 4,039
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26, Callable 4/24/26 @ 100(a) ................................ 3,000 3,033
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 2,000 2,024
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a) ....................... 3,898 4,011
Principal Life Global Funding II, 4.60%, 8/19/27(a) .............................. 2,500 2,500
Radian Group, Inc., 6.20%, 5/15/29, Callable 4/15/29 @ 100 ........................ 3,000 3,077
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(d)(g) ........ 9,786 9,746
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 7,210 6,292
Signature Bank, 7.41% (US0003M+256bps), 11/1/29, Callable 12/6/24 @ 100(h)(i) ....... 2,000 1,167
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a) .............. 1,622 1,557
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 5,000 4,313
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100 ......................... 3,000 3,001
Synchrony Financial
4.88%, 6/13/25, Callable 5/13/25 @ 100 .................................. 2,000 1,994
3.95%, 12/1/27, Callable 9/1/27 @ 100 ................................... 2,816 2,705
5.94% (SOFRINDX+213bps), 8/2/30, Callable 8/2/29 @ 100(d)(f) ............... 1,000 1,014
Synovus Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 4,000 3,978
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(d) .................... 6,188 6,310
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(d) . 6,000 5,665
Texas Capital Bank NA, 5.25%, 1/31/26 ...................................... 1,530 1,500
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(d)(g) ...................... 7,500 7,433
4.98% (SOFR+109bps), 3/14/30, Callable 3/14/29 @ 100(d) .................... 2,000 2,014
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(d)(g) ....... 10,936 10,909
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(d) 13,590 13,322
Toyota Motor Credit Corp.
4.55%, 8/7/26 ..................................................... 2,000 2,004
5.25%, 9/11/28 ..................................................... 2,000 2,044
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(d)(g) .......... 9,000 8,914
U.S. Bancorp
3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN ............................. 4,250 4,146
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... 4,500 4,628
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 3,000 3,149
Webster Financial Corp., 4.00% (TSFR3M+253bps), 12/30/29, Callable 12/30/24 @ 100(d) . 8,750 8,274
Wells Fargo & Co., 3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(d)(g) ............ 7,400 7,161
430,734
Health Care (1.1%):
Blue Cross and Blue Shield of Minnesota, 3.79%, 5/1/25, Callable 2/1/25 @ 100(a) ....... 5,720 5,661
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 2,731 2,442
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 2,000 2,022
GE HealthCare Technologies, Inc., 5.55%, 11/15/24 .............................. 3,375 3,375
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 6/1/25, Callable 5/1/25 @ 100(a) .................................. 2,450 2,399
5.20%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 3,000 3,036
2.20%, 6/1/30, Callable 3/1/30 @ 100(a) .................................. 2,504 2,173
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 3,448 3,449

Victory Portfolios III
Victory Short-Term Bond Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100(a) ................................ $ 2,000 $ 2,026
5.40%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 3,000 3,038
29,621
Industrials (2.8%):
AGCO Corp., 5.45%, 3/21/27, Callable 2/21/27 @ 100 ............................ 3,000 3,031
American Airlines Pass Through Trust, 4.00%, 9/22/27 ............................ 1,344 1,277
Aon North America, Inc., 5.15%, 3/1/29, Callable 2/1/29 @ 100 ..................... 2,000 2,022
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100(a) ............. 7,495 7,495
CNH Industrial Capital LLC, 5.10%, 4/20/29, Callable 3/20/29 @ 100 ................. 2,000 2,014
Concentrix Corp.
6.65%, 8/2/26, Callable 7/2/26 @ 100 .................................... 2,000 2,038
6.60%, 8/2/28, Callable 7/2/28 @ 100(f) .................................. 4,000 4,055
Daimler Truck Finance North America LLC, 3.50%, 4/7/25(a) ....................... 3,000 2,981
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28 .............................. 3,804 3,539
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 3,300 3,348
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ 3,000 2,990
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 1,905 1,948
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 12/6/24 @ 101.63(a) .......................................... 5,500 5,559
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100(a) ......... 2,478 2,459
Otis Worldwide Corp., 5.25%, 8/16/28, Callable 7/16/28 @ 100 ...................... 3,000 3,052
Owens Corning, 5.50%, 6/15/27, Callable 5/15/27 @ 100 .......................... 2,000 2,039
Quanta Services, Inc., 4.75%, 8/9/27, Callable 7/9/27 @ 100 ........................ 3,000 2,993
Republic Services, Inc., 5.00%, 11/15/29, Callable 10/15/29 @ 100 ................... 3,000 3,029
RXO, Inc., 7.50%, 11/15/27, Callable 12/6/24 @ 103.75(a) ......................... 1,100 1,142
Ryder System, Inc.
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 3,000 3,037
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 3,000 3,049
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 11/16/24 @ 100 ................ 2,000 1,999
U.S. Airways Pass Through Trust, 3.95%, 11/15/25 ............................... 5,095 5,010
United Airlines Pass Through Trust, 4.88%, 1/15/26 .............................. 412 408
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 2,289 2,324
72,838
Information Technology (0.5%):
Atlassian Corp., 5.25%, 5/15/29, Callable 4/15/29 @ 100 .......................... 4,000 4,050
Hewlett Packard Enterprise Co., 4.45%, 9/25/26 ................................. 2,500 2,489
KLA Corp., 4.65%, 11/1/24 ................................................ 750 750
Skyworks Solutions, Inc., 1.80%, 6/1/26, Callable 5/1/26 @ 100 ..................... 5,000 4,757
Trimble, Inc., 4.75%, 12/1/24 .............................................. 660 659
12,705
Materials (1.1%):
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 5,000 4,917
Berry Global, Inc., 4.88%, 7/15/26, Callable 12/6/24 @ 100(a) ...................... 3,226 3,206
Celanese US Holdings LLC
1.40%, 8/5/26, Callable 7/5/26 @ 100 .................................... 2,000 1,880
6.17%, 7/15/27, Callable 6/15/27 @ 100 .................................. 2,000 2,045
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 12/6/24 @ 101.46 .................. 8,000 7,797
Nucor Corp., 3.95%, 5/23/25 ............................................... 2,000 1,988
Solvay Finance America LLC, 5.65%, 6/4/29, Callable 5/4/29 @ 100(a) ................ 2,000 2,045
Sonoco Products Co., 4.45%, 9/1/26 ......................................... 1,143 1,136
Steel Dynamics, Inc., 5.00%, 12/15/26, Callable 12/6/24 @ 100.83 ................... 1,000 999
The Sherwin-Williams Co., 4.55%, 3/1/28, Callable 2/1/28 @ 100 .................... 2,000 1,993
28,006
Real Estate (3.6%):
Boston Properties LP, 6.75%, 12/1/27, Callable 11/1/27 @ 100 ...................... 3,500 3,649
CBRE Services, Inc., 4.88%, 3/1/26, Callable 12/1/25 @ 100 ........................ 2,000 1,998
CubeSmart LP, 4.38%, 2/15/29, Callable 11/15/28 @ 100 .......................... 4,033 3,929

Victory Portfolios III
Victory Short-Term Bond Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
DOC DR LLC
4.30%, 3/15/27, Callable 12/15/26 @ 100 ................................. $ 1,700 $ 1,680
3.95%, 1/15/28, Callable 10/15/27 @ 100 ................................. 2,531 2,460
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 1,149 1,038
Extra Space Storage LP, 5.90%, 1/15/31, Callable 11/15/30 @ 100 .................... 3,000 3,108
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100 ........................ 4,000 4,048
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100 ........... 4,857 4,850
Healthcare Realty Holdings LP, 3.75%, 7/1/27, Callable 4/1/27 @ 100 ................. 896 868
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 950 909
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 1,534 1,455
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 1,500 1,598
Kilroy Realty LP, 4.38%, 10/1/25, Callable 7/1/25 @ 100 .......................... 3,833 3,809
Kimco Realty OP LLC, 3.80%, 4/1/27, Callable 1/1/27 @ 100 ....................... 2,699 2,642
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100 ....................... 3,894 3,819
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100 ................... 5,000 4,972
LXP Industrial Trust, 6.75%, 11/15/28, Callable 10/15/28 @ 100 ..................... 2,000 2,099
Mid-America Apartments LP, 5.30%, 2/15/32, Callable 12/15/31 @ 100 ................ 2,000 2,023
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN(j) .......... 2,950 3,105
NNN REIT, Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100 .......................... 2,000 1,754
Realty Income Corp., 5.05%, 1/13/26, Callable 11/16/24 @ 100 ...................... 2,000 1,995
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24, Callable 11/21/24 @ 100 ................................. 2,500 2,494
6.75%, 10/15/28, Callable 9/15/28 @ 100 ................................. 4,649 4,911
SBA Tower Trust
2.84%, 1/15/25, Callable 12/6/24 @ 100(a) ................................ 9,423 9,380
1.88%, 1/15/26, Callable 1/15/25 @ 100(a) ................................ 3,500 3,371
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 842 860
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,000 1,952
The NHP Foundation, 5.85%, 12/1/28, Callable 6/1/28 @ 100 ....................... 3,000 3,127
UDR, Inc.
2.95%, 9/1/26, Callable 6/1/26 @ 100, MTN ............................... 1,580 1,525
3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ............................... 4,620 4,461
3.20%, 1/15/30, Callable 10/15/29 @ 100 ................................. 1,178 1,084
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 11/16/24 @ 100(a) ...... 4,136 4,109
95,082
Utilities (1.6%):
AEP Texas, Inc., 5.45%, 5/15/29, Callable 4/15/29 @ 100 .......................... 2,000 2,041
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 2,000 2,021
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100 ......................... 3,000 3,096
CenterPoint Energy, Inc., 5.40%, 6/1/29, Callable 5/1/29 @ 100 ...................... 2,000 2,035
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(d) ......... 2,843 2,734
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 3,000 3,017
4.88%, 6/1/28, Callable 5/1/28 @ 100 .................................... 2,000 2,003
Essential Utilities, Inc., 4.80%, 8/15/27, Callable 7/15/27 @ 100 ..................... 2,500 2,501
Florida Power & Light Co.
5.05%, 4/1/28, Callable 3/1/28 @ 100 .................................... 3,000 3,041
4.40%, 5/15/28, Callable 3/15/28 @ 100 .................................. 2,800 2,784
National Fuel Gas Co.
5.50%, 1/15/26, Callable 12/15/25 @ 100 ................................. 5,000 5,024
5.50%, 10/1/26 .................................................... 2,750 2,783
NiSource, Inc., 5.20%, 7/1/29, Callable 6/1/29 @ 100 ............................. 2,000 2,027
ONE Gas, Inc., 5.10%, 4/1/29, Callable 3/1/29 @ 100 ............................. 2,500 2,542
Public Service Enterprise Group, Inc., 5.20%, 4/1/29, Callable 3/1/29 @ 100 ............ 3,000 3,043
Wisconsin Electric Power Co., 5.00%, 5/15/29, Callable 4/15/29 @ 100 ................ 3,000 3,047
43,739
Total Corporate Bonds (Cost $873,011)
a
a
a
876,629

Victory Portfolios III
Victory Short-Term Bond Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Yankee Dollars (6.5%)
Consumer Discretionary (0.1%):
Flutter Treasury Designated Activity Co., 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) .... $ 750 $ 767
Phinia Holdings Jersey Ltd., 5.00%, 10/1/25(a) .................................. 2,087 2,072
2,839
Consumer Staples (0.3%):
BAT International Finance PLC
4.45%, 3/16/28, Callable 2/16/28 @ 100 .................................. 4,000 3,946
5.93%, 2/2/29, Callable 1/2/29 @ 100 .................................... 2,000 2,070
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.50%, 1/15/30, Callable 1/15/25 @ 102.75 ................................ 1,669 1,664
3.75%, 12/1/31, Callable 12/1/26 @ 101.88 ................................ 1,419 1,267
8,947
Energy (0.9%):
Enbridge, Inc.
5.30%, 4/5/29, Callable 3/5/29 @ 100 .................................... 2,000 2,029
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(d) .................. 4,400 4,266
Harbour Energy PLC, 5.50%, 10/15/26, Callable 12/6/24 @ 101.38(a) ................. 5,396 5,368
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 500 524
Var Energi ASA
5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ................................ 3,000 2,989
7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ............................... 7,333 7,789
22,965
Financials (3.3%):
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 2,000 2,028
Avolon Holdings Funding Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a) ............. 10,000 9,922
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%
(H15T5Y+300bps), 10/1/28(a)(d)(f) ..................................... 7,630 8,020
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(d) .................. 2,000 2,042
4.84% (SOFR+134bps), 9/10/28, Callable 9/10/27 @ 100(d) .................... 2,000 1,989
BBVA Bancomer SA, 5.35% (H15T5Y+300bps), 11/12/29, Callable 11/12/24 @ 100(a)(d) .. 5,930 5,908
Beazley Insurance DAC
5.88%, 11/4/26 ..................................................... 900 901
5.50%, 9/10/29 .................................................... 4,099 4,027
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(d)(g) ........ 4,969 4,936
Canadian Imperial Bank of Commerce, 4.51% (SOFR+93bps), 9/11/27, Callable 9/11/26 @
100(d) ........................................................... 3,000 2,989
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 6,319 6,464
Lloyds Banking Group PLC
4.58%, 12/10/25 .................................................... 1,000 993
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(d) .................... 2,000 2,037
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 2,000 1,958
NatWest Group PLC, 7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100(d) ..... 1,500 1,536
Phoenix Group Holdings PLC, 4.75% (H15T5Y+428bps), 9/4/31, Callable 6/4/26 @ 100(d) . 4,285 4,194
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(d)(g) .... 10,500 10,488
Santander UK Group Holdings PLC, 6.53% (SOFR+260bps), 1/10/29, Callable 1/10/28 @
100(d) ........................................................... 2,000 2,079
Standard Chartered PLC
6.19% (H15T1Y+185bps), 7/6/27, Callable 7/6/26 @ 100(a)(d) .................. 2,000 2,036
5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(d) ................ 1,000 1,013
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(d)(g) ........ 10,811 10,697
86,257
Health Care (0.1%):
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a) ............................. 1,206 1,143
Smith & Nephew PLC, 5.15%, 3/20/27, Callable 2/20/27 @ 100 ..................... 1,500 1,509
2,652
Industrials (1.0%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 11,955 11,843

Victory Portfolios III
Victory Short-Term Bond Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ $ 3,000 $ 3,042
6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ................................ 1,000 1,046
LG Energy Solution Ltd., 5.38%, 7/2/27(a) ..................................... 2,857 2,869
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 3,350 3,304
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a) .................... 5,000 4,792
26,896
Information Technology (0.1%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 2,677 2,785
Materials (0.4%):
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a) .......... 3,500 3,283
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 12/6/24 @ 101.25(a) ............... 1,500 1,457
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a) .................... 5,839 5,821
10,561
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... 4,390 4,293
Utilities (0.1%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(k) ............................ 3,000 3,017
Total Yankee Dollars (Cost $168,255)
a
a
a
171,212
Municipal Bonds (1.9%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 2,000 2,055
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
Series B, 5.71%, 7/1/30 .............................................. 2,780 2,756
Series B, 5.76%, 7/1/31 .............................................. 2,560 2,540
California Statewide Communities Development Authority Revenue, 1.31%, 4/1/25 ....... 915 900
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30 ............ 1,915 1,775
7,971
Colorado (0.1%):
City of Loveland Co. Electric & Communications Enterprise Revenue, Series B, 2.97%,
12/1/24 .......................................................... 2,280 2,277
Colorado Health Facilities Authority Revenue
Series B, 2.50%, 11/1/24 .............................................. 1,250 1,250
Series B, 2.80%, 12/1/26 ............................................. 515 494
4,021
Florida (0.1%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25 ............................... 2,910 2,836
Georgia (0.2%):
Athens Housing Authority Revenue
2.13%, 12/1/24 .................................................... 1,850 1,846
2.32%, 12/1/25 .................................................... 3,215 3,137
4,983
Illinois (0.2%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4.57%, 12/1/27 .................................................... 750 745
4.63%, 12/1/28 .................................................... 1,000 991
State of Illinois Sales Tax Revenue, Series B, 1.25%, 6/15/25 ....................... 2,500 2,447
4,183
Indiana (0.0%):(c)
Indiana Finance Authority Revenue
Series B, 1.99%, 11/15/24 ............................................. 350 349

Victory Portfolios III
Victory Short-Term Bond Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series B, 2.45%, 11/15/25 ............................................. $ 360 $ 350
699
Maryland (0.3%):
Maryland Health & Higher Educational Facilities Authority Revenue
1.81%, 1/1/25 ..................................................... 2,780 2,758
1.89%, 1/1/26 ..................................................... 4,135 3,933
6,691
Michigan (0.0%):(c)
Michigan Finance Authority Revenue
2.31%, 12/1/24 .................................................... 895 893
Series A-1, 2.33%, 6/1/30 ............................................. 171 170
1,063
New Jersey (0.2%):
North Hudson Sewerage Authority Revenue
2.59%, 6/1/25 ..................................................... 925 915
2.59%, 6/1/25 ..................................................... 75 74
South Jersey Transportation Authority Revenue, Series B, 2.20%, 11/1/25 ............... 3,515 3,411
4,400
New York (0.1%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25 635 617
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25 ................. 1,000 996
1,613
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 1,410 1,424
Pennsylvania (0.1%):
Montgomery County IDA Revenue, Series D, 2.60%, 11/15/24 ...................... 4,050 4,046
Texas (0.1%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.45%, 1/1/25 .............................................. 400 398
Series D, 1.80%, 1/1/25 .............................................. 750 746
Dallas Fort Worth International Airport Revenue, Series C, 1.23%, 11/1/24 .............. 750 750
San Antonio Education Facilities Corp. Revenue
1.74%, 4/1/25 ..................................................... 505 495
1.99%, 4/1/26 ..................................................... 860 812
2.19%, 4/1/27 ..................................................... 525 479
3,680
Wisconsin (0.0%):(c)
Public Finance Authority Revenue, Series S, 1.48%, 2/1/25 ......................... 820 805
Total Municipal Bonds (Cost $51,351)
a
a
a
50,470
U.S. Government Agency Mortgages (0.6%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(d)(g) ................................ 10,650 10,529
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... 2,000 1,999
Federal Home Loan Mortgage Corporation
6.19% (RFUCCT1Y+163bps), 4/1/35(d) .................................. 89 89
5.50%, 10/1/38 .................................................... 1,558 1,573
1,662
Federal National Mortgage Association
2.50%, 4/1/27 - 8/1/27 ............................................... 2,483 2,422
2,422
Total U.S. Government Agency Mortgages (Cost $16,466)
a
a
a
16,612

Victory Portfolios III
Victory Short-Term Bond Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (12.0%)
U.S. Treasury Notes
4.50%, 11/30/24 .................................................... $ 8,000 $ 7,997
3.00%, 7/15/25 .................................................... 5,000 4,955
4.25%, 10/15/25 .................................................... 6,000 5,996
3.88%, 1/15/26 .................................................... 7,000 6,968
4.50%, 3/31/26 .................................................... 11,000 11,038
4.63%, 9/15/26 .................................................... 46,000 46,370
0.50%, 8/31/27 .................................................... 54,000 48,803
4.00%, 6/30/28 .................................................... 50,000 49,754
1.63%, 8/15/29 .................................................... 47,000 41,936
4.13%, 8/31/30 .................................................... 52,000 51,805
4.00%, 1/31/31 .................................................... 41,000 40,529
Total U.S. Treasury Obligations (Cost $313,125)
a
a
a
316,151
Commercial Paper (9.2%)
Consumer Discretionary (0.5%):
Whirlpool Corp., 5.22%, 11/5/24(a)(l) ........................................ 12,200 12,191
Consumer Staples (1.3%):
Bacardi USA, Inc., 5.22%, 11/21/24(a)(l) ...................................... 10,000 9,970
ConAgra Brands, Inc.
5.16%, 11/7/24(a)(l) ................................................. 7,628 7,620
5.22%, 11/12/24(a)(l) ................................................ 10,000 9,983
5.22%, 11/13/24(a)(l) ................................................ 6,600 6,588
34,161
Energy (1.6%):
APA Corp., 5.44%, 11/1/24(a)(l) ............................................ 5,500 5,499
Ovintiv, Inc.
5.59%, 11/8/24(a)(l) ................................................. 11,000 10,986
5.37%, 11/20/24(a)(l) ................................................ 14,300 14,256
Targa Resources Corp.
5.02%, 11/25/24(a)(l) ................................................ 5,500 5,480
4.97%, 12/2/24(a)(l) ................................................. 5,000 4,977
41,198
Financials (0.1%):
Brookfield Corporate Treasury Ltd., 5.09%, 11/12/24(a)(l) .......................... 3,900 3,893
Industrials (1.3%):
Global Payments, Inc., 5.40%, 11/1/24(a)(l) .................................... 14,500 14,498
Huntington Ingalls Industries, Inc., 5.34%, 11/4/24(a)(l) ........................... 15,500 15,491
Quanta Services, Inc., 5.14%, 11/1/24(a)(l) ..................................... 5,000 4,999
34,988
Information Technology (1.0%):
Jabil, Inc.
5.31%, 11/1/24(a)(l) ................................................. 5,000 4,999
5.32%, 11/6/24(a)(l) ................................................. 12,000 11,989
5.33%, 11/7/24(a)(l) ................................................. 9,100 9,090
26,078
Materials (0.8%):
FMC Corp.
5.49%, 11/5/24(a)(l) ................................................. 12,200 12,191
5.49%, 11/13/24(a)(l) ................................................ 10,000 9,980
22,171
Real Estate (1.0%):
Crown Castle International Corp.
5.24%, 11/13/24(a)(l) ................................................ 10,000 9,981

Victory Portfolios III
Victory Short-Term Bond Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.28%, 11/14/24(a)(l) ................................................ $ 14,000 $ 13,972
5.25%, 11/19/24(a)(l) ................................................ 2,300 2,294
26,247
Utilities (1.6%):
Guadalupe Valley Electric Corperative, Inc.
5.38%, 11/14/24(a)(l) ................................................ 12,250 12,224
5.38%, 11/15/24(a)(l) ................................................ 14,000 13,972
The AES Corp., 5.29%, 11/12/24(a)(l) ........................................ 15,000 14,973
41,169
Total Commercial Paper (Cost $242,134)
a
a
a
242,096
Shares
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.78%(m) ....... 6,069,195 6,070
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.77%(m) ........... 6,069,195 6,069
Invesco Government & Agency Portfolio, Institutional Shares, 4.78%(m) ............... 6,069,195 6,069
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.78%(m) 6,069,195 6,069
Total Collateral for Securities Loaned (Cost $24,277)
a
a
a
24,277
Total Investments (Cost $2,673,160) — 101.5% 2,681,270
Liabilities in excess of other assets —  (1.5)% (38,482)
NET ASSETS - 100.00% $ 2,642,788
At October 31, 2024, the Fund's investments in foreign securities were 9.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2024, the fair value of these securities was
$1,451,317 (thousands) and amounted to 54.9% of net assets.
(b) Security is interest only.
(c) Amount represents less than 0.05% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2024.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2024.
(f) All or a portion of this security is on loan.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Put Bond.
(k) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(l) Rate represents the effective yield at October 31, 2024.
(m) Rate disclosed is the daily yield on October 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note

Victory Portfolios III
Victory Short-Term Bond Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of October 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of October 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of October 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of October 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of October 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of October 31, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
October 31, 2024
25
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Short-Term
Bond Fund
Assets:
Investments, at value (Cost $2,673,160) $ 2,681,270 (a)
Cash 17,331
Deposit with broker for futures contracts 8
Receivables:
Dividends, interest, and securities lending income 18,607
Capital shares issued 1,375
Investments sold 112
Prepaid expenses 54
Total Assets 2,718,757
Liabilities:
Payables:
Collateral received on loaned securities 24,277
Distributions 350
Investments purchased 44,261
Capital shares redeemed 2,502
Accrued expenses and other payables:
Investment advisory fees 564
Administration fees 250
Custodian fees 17
Transfer agent fees 263
Compliance fees 2
Trustees' fees 1
12b-1 fees 5
Other accrued expenses 3,477
Total Liabilities 75,969
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,674,577
Total accumulated earnings (loss) (31,789)
Net Assets $ 2,642,788
Net Assets:
Fund Shares $ 797,965
Institutional Shares 1,552,169
Class A 50,502
Class R6 242,152
Total $ 2,642,788
Shares (unlimited number of shares authorized with no par value):
Fund Shares 87,877
Institutional Shares 171,050
Class A 5,560
Class R6 26,653
Total 291,140
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 9 .08
Institutional Shares 9 .07
Class A 9 .08
Class R6 9 .09
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .29
(a) Includes $21,426 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
26
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Short-Term
Bond Fund
Investment Income:
Dividends $ 362
Interest 64,075
Securities lending (net of fees) 61
Total Income 64,498
Expenses:
Investment advisory fees 3,231
Administration fees — Fund Shares 593
Administration fees — Institutional Shares 763
Administration fees — Class A 29
Administration fees — Class R6 56
Sub-Administration fees 15
12b-1 fees — Class A 48
Custodian fees 53
Transfer agent fees — Fund Shares 567
Transfer agent fees — Institutional Shares 795
Transfer agent fees — Class A 20
Transfer agent fees — Class R6 16
Trustees' fees 23
Compliance fees 11
Legal and audit fees 37
State registration and filing fees 60
Other expenses 115
Recoupment of prior expenses waived/reimbursed by Adviser 48
Total Expenses 6,480
Expenses waived/reimbursed by Adviser (8)
Net Expenses 6,472
Net Investment Income (Loss) 58,026
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 29
Net change in unrealized appreciation/depreciation on investment securities 50,238
Net realized/unrealized gains (losses) on investments 50,267
Change in net assets resulting from operations $ 108,293

27
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Short-Term Bond Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 58,026 $ 96,848
Net realized gains (losses) 29 (15,621)
Net change in unrealized appreciation/depreciation 50,238 52,461
Change in net assets resulting from operations 108,293 133,688
Distributions to Shareholders:
Fund Shares (17,469) (33,258)
Institutional Shares (34,500) (58,195)
Class A (824) (628)
Class R6 (5,267) (8,199)
Change in net assets resulting from distributions to shareholders (58,060) (100,280)
Change in net assets resulting from capital transactions 143,695 13,169
Change in net assets 193,928 46,577
Net Assets:
Beginning of period 2,448,860 2,402,283
End of period $ 2,642,788 $ 2,448,860

28
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Short-Term Bond Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 76,951 $ 158,356
Distributions reinvested 16,972 32,355
Cost of shares redeemed (93,242) (248,720)
Total Fund Shares $ 681 $ (58,009)
Institutional Shares
Proceeds from shares issued $ 213,377 $ 350,648
Distributions reinvested 33,420 56,487
Cost of shares redeemed (164,277) (364,058)
Total Institutional Shares $ 82,520 $ 43,077
Class A
Proceeds from shares issued $ 31,565 $ 11,156
Distributions reinvested 781 598
Cost of shares redeemed (2,497) (6,886)
Total Class A $ 29,849 $ 4,868
Class R6
Proceeds from shares issued $ 63,670 $ 107,394
Distributions reinvested 5,267 8,192
Cost of shares redeemed (38,292) (92,353)
Total Class R6 $ 30,645 $ 23,233
Change in net assets resulting from capital transactions $ 143,695 $ 13,169
Share Transactions:
Fund Shares
Issued 8,485 18,003
Reinvested 1,875 3,664
Redeemed (10,321) (28,284)
Total Fund Shares 39 (6,617)
Institutional Shares
Issued 23,593 39,783
Reinvested 3,694 6,400
Redeemed (18,128) (41,397)
Total Institutional Shares 9,159 4,786
Class A
Issued 3,499 1,258
Reinvested 86 68
Redeemed (276) (782)
Total Class A 3,309 544
Class R6
Issued 7,028 12,180
Reinvested 581 927
Redeemed (4,227) (10,478)
Total Class R6 3,382 2,629
Change in Shares 15,889 1,342

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
29
See notes to financial statements.
Victory Short-Term Bond Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.90 $8.77 $8.82 $9.35 $9.29 $9.21 $9.06
Investment Activities:
Net investment income (loss) 0.20(b) 0.35(b) 0.19(b) 0.17(b) 0.23(b) 0.26(b) 0.24
Net realized and unrealized gains
(losses) 0.18 0.14 (0.04) (0.46) 0.10 0.08 0.15
Total from Investment
Activities 0.38 0.49 0.15 (0.29) 0.33 0.34 0.39
Distributions to Shareholders from:
Net investment income (0.20) (0.36) (0.20) (0.19) (0.23) (0.26) (0.24)
Net realized gains — — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.20) (0.36) (0.20) (0.24) (0.27) (0.26) (0.24)
Net Asset Value, End of Period $9.08 $8.90 $8.77 $8.82 $9.35 $9.29 $9.21
Total Return(d)(e) 4.32% 5.73% 1.70% (3.18)% 3.60% 3.79% 4.43%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.58% 0.59% 0.59% 0.56% 0.54% 0.52% 0.57%
Net Investment Income (Loss)(f) 4.42% 3.96% 2.86% 1.92% 2.44% 2.82% 2.68%
Gross Expenses(f)(i) 0.58% 0.59% 0.59% 0.56% 0.54% 0.52% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $797,965 $781,752 $828,710 $927,583 $1,015,085 $1,040,688 $1,167,973
Portfolio Turnover(d)(j) 22% 46% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Short-Term Bond Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.89 $8.77 $8.82 $9.35 $9.29 $9.20 $9.06
Investment Activities:
Net investment income (loss) 0.21(b) 0.36(b) 0.19(b) 0.18(b) 0.23(b) 0.27(b) 0.25
Net realized and unrealized gains
(losses) 0.18 0.13 (0.04) (0.46) 0.11 0.09 0.14
Total from Investment
Activities 0.39 0.49 0.15 (0.28) 0.34 0.36 0.39
Distributions to Shareholders from:
Net investment income (0.21) (0.37) (0.20) (0.20) (0.24) (0.27) (0.25)
Net realized gains — — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.21) (0.37) (0.20) (0.25) (0.28) (0.27) (0.25)
Net Asset Value, End of Period $9.07 $8.89 $8.77 $8.82 $9.35 $9.29 $9.20
Total Return(d)(e) 4.37% 5.72% 1.77% (3.09)% 3.68% 4.01% 4.42%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.48% 0.49% 0.50% 0.48% 0.46% 0.42% 0.47%
Net Investment Income (Loss)(f) 4.52% 4.07% 2.95% 2.00% 2.51% 2.92% 2.78%
Gross Expenses(f)(i) 0.48% 0.49% 0.50% 0.48% 0.46% 0.42% 0.47%
Supplemental Data:
Net Assets at end of period (000's) $1,552,169 $1,439,848 $1,377,404 $1,681,332 $2,020,237 $1,777,916 $1,822,756
Portfolio Turnover(d)(j) 22% 46% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Short-Term Bond Fund
Class A
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.90 $8.77 $8.82 $9.35 $9.29 $9.21 $9.06
Investment Activities:
Net investment income (loss) 0.19(b) 0.34(b) 0.18(b) 0.16(b) 0.21(b) 0.24(b) 0.22
Net realized and unrealized gains
(losses) 0.18 0.14 (0.04) (0.47) 0.10 0.08 0.15
Total from Investment
Activities 0.37 0.48 0.14 (0.31) 0.31 0.32 0.37
Distributions to Shareholders from:
Net investment income (0.19) (0.35) (0.19) (0.17) (0.21) (0.24) (0.22)
Net realized gains — — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.19) (0.35) (0.19) (0.22) (0.25) (0.24) (0.22)
Net Asset Value, End of Period $9.08 $8.90 $8.77 $8.82 $9.35 $9.29 $9.21
Total Return (excludes sales charge)(d)(e) 4.22% 5.54% 1.56% (3.37)% 3.38% 3.58% 4.17%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.75% 0.77% 0.77% 0.76% 0.74% 0.73% 0.82%
Net Investment Income (Loss)(f) 4.25% 3.80% 2.69% 1.73% 2.24% 2.61% 2.43%
Gross Expenses(f)(i) 0.79% 0.87% 0.90% 0.89% 1.03% 0.74% 0.82%
Supplemental Data:
Net Assets at end of period (000's) $50,502 $20,034 $14,974 $15,489 $12,031 $11,236 $15,222
Portfolio Turnover(d)(j) 22% 46% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Short-Term Bond Fund
Class R6
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.90 $8.78 $8.83 $9.36 $9.30 $9.21 $9.07
Investment Activities:
Net investment income (loss) 0.21(b) 0.37(b) 0.21(b) 0.20(b) 0.23(b) 0.27(b) 0.26
Net realized and unrealized gains
(losses) 0.19 0.14 (0.05) (0.47) 0.11 0.09 0.14
Total from Investment
Activities 0.40 0.51 0.16 (0.27) 0.34 0.36 0.40
Distributions to Shareholders from:
Net investment income (0.21) (0.39) (0.21) (0.21) (0.24) (0.27) (0.26)
Net realized gains — — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.21) (0.39) (0.21) (0.26) (0.28) (0.27) (0.26)
Net Asset Value, End of Period $9.09 $8.90 $8.78 $8.83 $9.36 $9.30 $9.21
Total Return(d)(e) 4.56% 5.87% 1.89% (2.98)% 3.71% 4.04% 4.50%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.33% 0.33% 0.34% 0.36% 0.42% 0.39% 0.39%
Net Investment Income (Loss)(f) 4.66% 4.23% 3.18% 2.20% 2.50% 2.96% 2.86%
Gross Expenses(f)(i) 0.33% 0.33% 0.34% 0.36% 0.49% 0.45% 0.71%
Supplemental Data:
Net Assets at end of period (000's) $242,152 $207,226 $181,195 $110,978 $16,111 $7,950 $5,456
Portfolio Turnover(d)(j) 22% 46% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
33
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Short-Term Bond Fund Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
34
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities
Level 1 Level 2 Level 3 Total
Short-Term Bond Fund
Asset-Backed Securities ......................................... $ — $ 854,605 $ — $ 854,605
Collateralized Loan Obligations ................................... — 6,925 — 6,925
Collateralized Mortgage Obligations ................................ — 115,673 — 115,673
Preferred Stocks ............................................... 6,058 — — 6,058
Senior Secured Loans ........................................... — 562 — 562
Corporate Bonds .............................................. — 876,629 — 876,629
Yankee Dollars ............................................... — 171,212 — 171,212
Municipal Bonds .............................................. — 50,470 — 50,470
U.S. Government Agency Mortgages ................................ — 16,612 — 16,612
U.S. Treasury Obligations ........................................ — 316,151 — 316,151
Commercial Paper ............................................. — 242,096 — 242,096
Collateral for Securities Loaned ................................... 24,277 — — 24,277
Total ....................................................... $ 30,335 $ 2,650,935 $ — $ 2,681,270

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
35
(Unaudited)
are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
The Fund did not hold futures contracts as of October 31, 2024.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
36
(Unaudited)
loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Short-Term Bond Fund ............................................. $ 21,426 $ — $ 24,277

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
37
(Unaudited)
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
*Amount is less than 0.05%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.20% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Short Investment Grade Debt Funds Index. The Lipper Short Investment Grade Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Investment Grade Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short-Term Bond Fund ............................................ $ 439,477 $ 512,659 $ 87,926 $ 20,510
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
38
(Unaudited)
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended October 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2024, the Distributor received $2 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance
Short-Term Bond Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ 222 $ 388 $ 4 $ 37
as annual % rate 0.06% 0.05% 0.02% 0.03%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
39
(Unaudited)
with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
For the six months ended October 31, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
In effect until August 31, 2025
Fund Shares Institutional Shares Class A Class R6
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.53% 0.43% 0.73% 0.39%
Amount
Short-Term Bond Fund ................................................................................. $ 48
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Short-Term Bond Fund ..................................... $ 12 $ 14 $ 16 $ 8 $ 50

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
40
(Unaudited)
Reference Rate Transition Risk — The terms of many floating rate loans and other instruments were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark after June 30, 2023. The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances, and investments specifically. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2024.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Short-Term Bond Fund .................................................. $ (4,262) $ (33,616) $ (37,878)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23426-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Small Cap Stock Fund

vcm.com
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access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
16
Notes to Financial Statements 18

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Small Cap Stock Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.2%)
Communication Services (2.6%):
Cargurus, Inc. (a) ....................................................... 32,324 $ 1,003
Cinemark Holdings, Inc. (a) ................................................ 48,240 1,435
Cogent Communications Holdings, Inc. ....................................... 25,291 2,030
IDT Corp. , Class B ...................................................... 27,252 1,279
Iridium Communications, Inc. .............................................. 43,500 1,276
Lions Gate Entertainment Corp. , Class B (a) .................................... 119,210 840
Lumen Technologies, Inc. (a) ............................................... 128,292 820
Madison Square Garden Sports Corp. (a) ....................................... 6,310 1,405
Magnite, Inc. (a) ........................................................ 376,405 4,698
Reddit, Inc. , Class A (a) ................................................... 5,352 638
Shutterstock, Inc. ....................................................... 18,088 580
TEGNA, Inc. .......................................................... 93,215 1,531
Thryv Holdings, Inc. (a) .................................................. 6,508 94
Vivid Seats, Inc. , Class A (a) (b) ............................................. 497,482 2,025
Yelp, Inc. (a) ........................................................... 36,173 1,235
Ziff Davis, Inc. (a) ....................................................... 30,179 1,396
ZipRecruiter, Inc. (a) ..................................................... 70,503 654
22,939
Consumer Discretionary (11.6%):
Abercrombie & Fitch Co. (a) ............................................... 11,902 1,569
Academy Sports & Outdoors, Inc. ........................................... 27,547 1,401
American Eagle Outfitters, Inc. ............................................. 64,900 1,271
Asbury Automotive Group, Inc. (a) ........................................... 4,579 1,043
Atmus Filtration Technologies, Inc. .......................................... 170,682 6,646
Beazer Homes USA, Inc. (a) ............................................... 24,710 760
Bloomin' Brands, Inc. .................................................... 68,015 1,128
Boot Barn Holdings, Inc. (a) ............................................... 7,263 905
Bright Horizons Family Solutions, Inc. (a) ..................................... 4,980 665
Brunswick Corp. ....................................................... 62,952 5,020
Cavco Industries, Inc. (a) .................................................. 2,199 901
Century Communities, Inc. ................................................ 15,383 1,364
Dorman Products, Inc. (a) ................................................. 8,085 922
First Watch Restaurant Group, Inc. (a) ........................................ 31,204 530
Fox Factory Holding Corp. (a) .............................................. 37,481 1,349
Garrett Motion, Inc. (a) ................................................... 145,440 1,081
Genius Sports Ltd. (a) .................................................... 155,771 1,067
Gentherm, Inc. (a) ....................................................... 8,307 348
G-III Apparel Group Ltd. (a) ............................................... 70,896 2,147
Group 1 Automotive, Inc. ................................................. 3,350 1,220
Installed Building Products, Inc. ............................................ 17,805 3,862
Jack in the Box, Inc. ..................................................... 25,381 1,250
KinderCare Learning Cos., Inc. (a) (b) ......................................... 27,086 790
Kontoor Brands, Inc. .................................................... 20,769 1,778
Kura Sushi USA, Inc. , Class A (a) (b) ......................................... 4,710 470
Latham Group, Inc. (a) ................................................... 868,547 5,646
LCI Industries ......................................................... 30,279 3,369
Life Time Group Holdings, Inc. (a) ........................................... 35,693 795
M/I Homes, Inc. (a) ...................................................... 16,104 2,441
Marriott Vacations Worldwide Corp. ......................................... 19,450 1,498
Modine Manufacturing Co. (a) .............................................. 11,439 1,347
Newell Brands, Inc. ..................................................... 140,064 1,233
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 29,564 749
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 2,468 227
Oxford Industries, Inc. ................................................... 11,109 807
Papa John's International, Inc. .............................................. 20,865 1,093
Perdoceo Education Corp. ................................................. 20,035 448
Phinia, Inc. ........................................................... 29,666 1,382
Portillo's, Inc. , Class A (a) (b) ............................................... 178,029 2,302
PVH Corp. ........................................................... 26,210 2,581
Sally Beauty Holdings, Inc. (a) .............................................. 110,700 1,439

Victory Portfolios III
Victory Small Cap Stock Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
SharkNinja, Inc. ........................................................ 18,825 $ 1,736
Signet Jewelers Ltd. ..................................................... 15,222 1,396
Skechers USA, Inc. , Class A (a) ............................................. 9,821 604
Smith & Wesson Brands, Inc. .............................................. 35,694 462
Sportradar Group AG (a) .................................................. 19,896 247
Steven Madden Ltd. ..................................................... 100,963 4,540
Sweetgreen, Inc. , Class A (a) ............................................... 50,912 1,838
Taylor Morrison Home Corp. (a) ............................................ 54,518 3,734
The Buckle, Inc. ........................................................ 51,003 2,171
The Cheesecake Factory, Inc. .............................................. 24,030 1,111
The Goodyear Tire & Rubber Co. (a) ......................................... 153,250 1,228
The ODP Corp. (a) ...................................................... 30,869 958
Thor Industries, Inc. ..................................................... 25,415 2,645
Topgolf Callaway Brands Corp. (a) ........................................... 114,053 1,107
Tri Pointe Homes, Inc. (a) ................................................. 112,870 4,563
Under Armour, Inc. , Class C (a) ............................................. 99,270 784
Universal Technical Institute, Inc. (a) ......................................... 14,775 246
Victoria's Secret & Co. (a) ................................................. 39,200 1,186
Visteon Corp. (a) ........................................................ 14,447 1,304
Winmark Corp. ........................................................ 3,210 1,197
Winnebago Industries, Inc. ................................................ 19,841 1,112
101,013
Consumer Staples (2.4%):
Cal-Maine Foods, Inc. ................................................... 18,879 1,657
Coca-Cola Consolidated, Inc. .............................................. 576 647
Darling Ingredients, Inc. (a) ................................................ 5,808 227
Edgewell Personal Care Co. ............................................... 24,456 855
Grocery Outlet Holding Corp. (a) ............................................ 53,574 766
Ingles Markets, Inc. , Class A ............................................... 15,875 1,014
Nomad Foods Ltd. ...................................................... 100,240 1,759
Oddity Tech Ltd. (a) (b) ................................................... 24,991 959
SunOpta, Inc. (a) ........................................................ 258,016 1,689
The Andersons, Inc. ..................................................... 47,602 2,161
The Chefs' Warehouse, Inc. (a) .............................................. 84,885 3,389
The Vita Coco Co., Inc. (a) ................................................ 63,816 1,890
U.S. Foods Holding Corp. (a) ............................................... 26,760 1,650
USANA Health Sciences, Inc. (a) ............................................ 14,459 534
Vital Farms, Inc. (a) ..................................................... 18,001 624
WD-40 Co. ........................................................... 5,288 1,386
21,207
Energy (5.0%):
Atlas Energy Solutions, Inc. (b) ............................................. 61,485 1,203
Berry Corp. ........................................................... 84,801 426
Cactus, Inc. , Class A ..................................................... 46,663 2,767
California Resources Corp. ................................................ 61,264 3,184
Chord Energy Corp. ..................................................... 6,983 874
Civitas Resources, Inc. ................................................... 25,870 1,262
CONSOL Energy, Inc. ................................................... 29,086 3,226
Crescent Energy Co. , Class A .............................................. 53,039 659
Dorian LPG Ltd. ....................................................... 20,680 597
Expro Group Holdings NV (a) .............................................. 183,831 2,344
Gulfport Energy Corp. (a) ................................................. 7,750 1,073
Liberty Energy, Inc. ..................................................... 118,517 2,023
Magnolia Oil & Gas Corp. , Class A .......................................... 41,658 1,053
Matador Resources Co. ................................................... 13,471 702
Murphy Oil Corp. ...................................................... 82,481 2,597
Newpark Resources, Inc. (a) ............................................... 76,618 510
Noble Corp. PLC ....................................................... 27,954 894
Northern Oil & Gas, Inc. .................................................. 59,320 2,150
Oceaneering International, Inc. (a) ........................................... 81,590 1,991
Par Pacific Holdings, Inc. (a) ............................................... 34,500 533

Victory Portfolios III
Victory Small Cap Stock Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
PBF Energy, Inc. , Class A ................................................. 15,991 $ 456
Peabody Energy Corp. ................................................... 59,253 1,557
Plains GP Holdings LP , Class A ............................................. 92,000 1,582
REX American Resources Corp. (a) .......................................... 17,628 788
RPC, Inc. ............................................................ 410,578 2,332
Scorpio Tankers, Inc. .................................................... 14,298 833
SM Energy Co. ........................................................ 21,980 923
Talos Energy, Inc. (a) ..................................................... 103,200 1,055
Teekay Corp. Ltd. (a) .................................................... 52,483 439
Teekay Tankers Ltd. , Class A (a) ............................................ 14,580 695
Uranium Energy Corp. (a) ................................................. 163,000 1,209
Vital Energy, Inc. (a) ..................................................... 45,698 1,246
43,183
Financials (18.4%):
AGNC Investment Corp. (b) ............................................... 123,000 1,145
Ameris Bancorp ........................................................ 90,100 5,585
Apollo Commercial Real Estate Finance, Inc. ................................... 52,445 466
Artisan Partners Asset Management, Inc. , Class A ................................ 55,144 2,432
Associated Banc-Corp. ................................................... 58,112 1,380
Atlantic Union Bankshares Corp. ............................................ 46,350 1,752
Bank of Hawaii Corp. .................................................... 30,245 2,185
Bank OZK ............................................................ 32,032 1,401
Banner Corp. .......................................................... 34,475 2,208
Bread Financial Holdings, Inc. ............................................. 35,455 1,768
Brighthouse Financial, Inc. (a) .............................................. 22,151 1,048
Brightsphere Investment Group, Inc. ......................................... 206,776 5,457
Cathay General Bancorp .................................................. 21,642 995
CNO Financial Group, Inc. ................................................ 87,199 3,000
Donnelley Financial Solutions, Inc. (a) ........................................ 15,019 876
Dynex Capital, Inc. ..................................................... 121,000 1,477
Eastern Bankshares, Inc. .................................................. 78,337 1,279
Enova International, Inc. (a) ................................................ 23,377 2,032
Essent Group Ltd. ...................................................... 17,998 1,080
Euronet Worldwide, Inc. (a) ................................................ 16,901 1,664
EVERTEC, Inc. ........................................................ 98,755 3,235
Fidelis Insurance Holdings Ltd. ............................................. 105,250 1,817
First Bancorp .......................................................... 157,667 3,040
First Bancorp .......................................................... 34,700 1,447
First Busey Corp. ....................................................... 123,866 3,011
First Merchants Corp. .................................................... 48,125 1,783
Flagstar Financial, Inc. (b) ................................................. 121,950 1,234
Genworth Financial, Inc. (a) ................................................ 237,843 1,603
Glacier Bancorp, Inc. .................................................... 50,075 2,611
Globe Life, Inc. ........................................................ 24,700 2,608
HA Sustainable Infrastructure Capital, Inc. ..................................... 7,497 262
Hancock Whitney Corp. .................................................. 52,233 2,720
Home Bancshares, Inc. ................................................... 116,007 3,166
Hope Bancorp, Inc. ..................................................... 98,841 1,225
Houlihan Lokey, Inc. .................................................... 14,199 2,453
Independent Bank Corp. .................................................. 27,625 1,738
International Bancshares Corp. ............................................. 30,350 1,859
Jackson Financial, Inc. , Class A ............................................. 22,338 2,233
Kemper Corp. ......................................................... 34,933 2,175
Ladder Capital Corp. .................................................... 101,500 1,158
Lakeland Financial Corp. ................................................. 14,814 964
Live Oak Bancshares, Inc. ................................................ 13,230 525
Marex Group PLC (b) .................................................... 36,938 973
MarketAxess Holdings, Inc. ............................................... 2,654 768
MGIC Investment Corp. .................................................. 78,100 1,956
Moelis & Co. , Class A ................................................... 23,724 1,575
Mr. Cooper Group, Inc. (a) ................................................. 11,132 986
NBT Bancorp, Inc. ...................................................... 31,825 1,416

Victory Portfolios III
Victory Small Cap Stock Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Northwest Bancshares, Inc. ................................................ 134,250 $ 1,784
OFG Bancorp ......................................................... 90,619 3,649
Old National Bancorp .................................................... 99,360 1,914
Pacific Premier Bancorp, Inc. .............................................. 74,000 1,888
Pathward Financial, Inc. .................................................. 10,915 772
PennyMac Financial Services, Inc. .......................................... 14,165 1,412
Pinnacle Financial Partners, Inc. ............................................ 21,680 2,286
Piper Sandler Cos. ...................................................... 4,420 1,254
PJT Partners, Inc. , Class A ................................................ 6,450 896
Preferred Bank ......................................................... 13,754 1,160
Primerica, Inc. ......................................................... 3,810 1,055
PROG Holdings, Inc. .................................................... 20,869 911
Prosperity Bancshares, Inc. ................................................ 56,680 4,149
RLI Corp. ............................................................ 7,023 1,095
Sandy Spring Bancorp, Inc. ................................................ 47,350 1,593
Shift4 Payments, Inc. , Class A (a) ............................................ 40,487 3,662
Skyward Specialty Insurance Group, Inc. (a) .................................... 63,967 2,828
SouthState Corp. ....................................................... 51,994 5,071
StepStone Group, Inc. , Class A ............................................. 4,211 253
Stewart Information Services Corp. .......................................... 48,292 3,323
Stifel Financial Corp. .................................................... 21,677 2,246
Texas Capital Bancshares, Inc. (a) ........................................... 94,164 7,246
The Bancorp, Inc. (a) ..................................................... 22,239 1,118
The Bank of NT Butterfield & Son Ltd. ....................................... 87,493 3,200
Toast, Inc. , Class A (a) .................................................... 63,929 1,920
UMB Financial Corp. .................................................... 42,170 4,627
Valley National Bancorp .................................................. 174,539 1,653
Veritex Holdings, Inc. .................................................... 114,086 3,080
Virtus Investment Partners, Inc. ............................................. 5,927 1,283
Walker & Dunlop, Inc. ................................................... 10,280 1,124
Westamerica Bancorp .................................................... 22,446 1,156
White Mountains Insurance Group Ltd. ....................................... 760 1,366
160,745
Health Care (17.3%):
10X Genomics, Inc. , Class A (a) ............................................. 66,374 1,064
Acadia Healthcare Co., Inc. (a) .............................................. 8,678 370
ACADIA Pharmaceuticals, Inc. (a) ........................................... 50,976 744
AdaptHealth Corp. (a) .................................................... 44,438 457
Agios Pharmaceuticals, Inc. (a) ............................................. 31,919 1,418
Alector, Inc. (a) ......................................................... 165,223 813
Alkermes PLC (a) ....................................................... 43,034 1,106
Amphastar Pharmaceuticals, Inc. (a) .......................................... 19,390 980
Apellis Pharmaceuticals, Inc. (a) ............................................ 39,379 1,073
Apogee Therapeutics, Inc. (a) ............................................... 20,883 1,087
Arcellx, Inc. (a) ........................................................ 19,949 1,681
Arcus Biosciences, Inc. (a) ................................................. 112,432 1,720
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 14,766 284
Avanos Medical, Inc. (a) .................................................. 39,820 744
Avidity Biosciences, Inc. (a) ............................................... 9,705 410
Bicycle Therapeutics PLC , ADR (a) .......................................... 27,192 638
Biohaven Ltd. (a) ....................................................... 14,174 705
BioLife Solutions, Inc. (a) ................................................. 94,813 2,219
Biomerica, Inc. (a) ...................................................... 65,747 24
Blueprint Medicines Corp. (a) .............................................. 33,018 2,889
Bridgebio Pharma, Inc. (a) ................................................. 21,063 493
Brookdale Senior Living, Inc. (a) ............................................ 144,800 908
Castle Biosciences, Inc. (a) ................................................ 45,240 1,568
Catalyst Pharmaceuticals, Inc. (a) ............................................ 60,122 1,311
Certara, Inc. (a) ......................................................... 63,675 649
Collegium Pharmaceutical, Inc. (a) ........................................... 57,540 1,964
CorVel Corp. (a) ........................................................ 27,428 8,169
Cross Country Healthcare, Inc. (a) ........................................... 57,745 659

Victory Portfolios III
Victory Small Cap Stock Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cytokinetics, Inc. (a) ..................................................... 12,559 $ 641
CytoSorbents Corp. (a) ................................................... 330,860 334
Definitive Healthcare Corp. (a) .............................................. 293,310 1,217
Denali Therapeutics, Inc. (a) ............................................... 23,081 599
Dynavax Technologies Corp. (a) ............................................. 78,926 935
Edgewise Therapeutics, Inc. (a) ............................................. 72,279 2,426
Encompass Health Corp. .................................................. 18,420 1,832
Evolent Health, Inc. , Class A (a) ............................................. 126,105 2,945
Exact Sciences Corp. (a) .................................................. 58,564 4,037
EyePoint Pharmaceuticals, Inc. (a) ........................................... 79,619 936
Haemonetics Corp. (a) .................................................... 16,250 1,156
Halozyme Therapeutics, Inc. (a) ............................................. 84,557 4,276
Harmony Biosciences Holdings, Inc. (a) ....................................... 23,149 744
Harvard Bioscience, Inc. (a) ................................................ 242,785 571
Health Catalyst, Inc. (a) ................................................... 144,107 1,120
ICU Medical, Inc. (a) .................................................... 8,411 1,436
Immunome, Inc. (a) (b) ................................................... 61,229 702
Immunovant, Inc. (a) ..................................................... 33,245 973
Innoviva, Inc. (a) ....................................................... 29,438 576
Insmed, Inc. (a) ......................................................... 52,084 3,504
Integer Holdings Corp. (a) ................................................. 29,809 3,704
Intellia Therapeutics, Inc. (a) ............................................... 66,982 952
Intra-Cellular Therapies, Inc. (a) ............................................. 17,347 1,470
iRhythm Technologies, Inc. (a) .............................................. 7,066 512
Ironwood Pharmaceuticals, Inc. (a) ........................................... 144,286 570
iTeos Therapeutics, Inc. (a) ................................................ 71,394 603
Keros Therapeutics, Inc. (a) ................................................ 25,556 1,483
Kiniksa Pharmaceuticals International PLC (a) .................................. 73,320 1,656
Lantheus Holdings, Inc. (a) ................................................ 14,318 1,573
Legend Biotech Corp. , ADR (a) (b) ........................................... 26,489 1,193
LivaNova PLC (a) ....................................................... 30,269 1,562
Merit Medical Systems, Inc. (a) ............................................. 23,522 2,321
Merus NV (a) .......................................................... 22,328 1,115
Mesa Laboratories, Inc. .................................................. 9,073 1,035
MoonLake Immunotherapeutics (a) .......................................... 30,416 1,412
Myriad Genetics, Inc. (a) .................................................. 37,764 829
Natera, Inc. (a) ......................................................... 13,442 1,626
Neogen Corp. (a) ....................................................... 214,482 3,063
OrthoPediatrics Corp. (a) .................................................. 120,314 3,192
Owens & Minor, Inc. (a) .................................................. 77,419 984
Perrigo Co. PLC ....................................................... 33,500 859
Phreesia, Inc. (a) ........................................................ 28,494 521
Pliant Therapeutics, Inc. (a) ................................................ 103,942 1,462
Prestige Consumer Healthcare, Inc. (a) ........................................ 19,625 1,447
Privia Health Group, Inc. (a) ............................................... 76,664 1,408
Progyny, Inc. (a) ........................................................ 48,940 737
Prothena Corp. PLC (a) ................................................... 67,643 1,150
Quanterix Corp. (a) ...................................................... 112,198 1,483
Relay Therapeutics, Inc. (a) ................................................ 55,640 314
Repligen Corp. (a) ....................................................... 15,770 2,117
REVOLUTION Medicines, Inc. (a) .......................................... 42,378 2,267
Rhythm Pharmaceuticals, Inc. (a) ............................................ 10,509 502
RxSight, Inc. (a) ........................................................ 25,145 1,274
Select Medical Holdings Corp. ............................................. 34,807 1,117
SI-BONE, Inc. (a) ....................................................... 201,689 2,783
SIGA Technologies, Inc. .................................................. 146,275 1,056
SpringWorks Therapeutics, Inc. (a) ........................................... 14,081 424
STAAR Surgical Co. (a) .................................................. 91,714 2,659
Stevanato Group SpA (b) .................................................. 71,119 1,352
Stoke Therapeutics, Inc. (a) ................................................ 109,029 1,348
Summit Therapeutics, Inc. (a) (b) ............................................ 29,922 556
Supernus Pharmaceuticals, Inc. (a) ........................................... 43,075 1,468
Surgery Partners, Inc. (a) .................................................. 50,750 1,462

Victory Portfolios III
Victory Small Cap Stock Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Syndax Pharmaceuticals, Inc. (a) ............................................ 113,509 $ 2,141
Taysha Gene Therapies, Inc. (a) ............................................. 281,114 475
The Ensign Group, Inc. ................................................... 12,050 1,868
TransMedics Group, Inc. (a) ................................................ 10,534 863
U.S. Physical Therapy, Inc. ................................................ 8,833 708
UFP Technologies, Inc. (a) ................................................. 15,105 4,033
Vaxcyte, Inc. (a) ........................................................ 6,444 685
Veracyte, Inc. (a) ........................................................ 89,279 3,012
Vericel Corp. (a) ........................................................ 95,929 4,225
Viking Therapeutics, Inc. (a) ............................................... 37,230 2,701
Xenon Pharmaceuticals, Inc. (a) ............................................. 27,174 1,117
Zymeworks, Inc. (a) ..................................................... 105,710 1,448
151,004
Industrials (16.4%):
AAON, Inc. ........................................................... 33,894 3,871
ABM Industries, Inc. .................................................... 45,240 2,400
ACCO Brands Corp. .................................................... 223,612 1,096
ACV Auctions, Inc. , Class A (a) ............................................. 42,808 740
Alamo Group, Inc. ...................................................... 16,404 2,781
Alight, Inc. , Class A (a) ................................................... 179,900 1,247
Ameresco, Inc. , Class A (a) ................................................ 9,362 288
American Woodmark Corp. (a) .............................................. 9,348 848
Apogee Enterprises, Inc. .................................................. 17,956 1,344
Applied Industrial Technologies, Inc. ......................................... 8,889 2,059
ArcBest Corp. ......................................................... 17,320 1,804
Arcosa, Inc. ........................................................... 9,801 918
Armstrong World Industries, Inc. ............................................ 11,391 1,590
Atkore, Inc. ........................................................... 5,968 512
Axon Enterprise, Inc. (a) .................................................. 6,908 2,926
Blue Bird Corp. (a) ...................................................... 42,708 1,798
BlueLinx Holdings, Inc. (a) ................................................ 26,012 2,847
Boise Cascade Co. ...................................................... 33,989 4,522
Casella Waste Systems, Inc. (a) ............................................. 66,748 6,533
Chart Industries, Inc. (a) .................................................. 3,863 466
Columbus McKinnon Corp. ............................................... 91,032 2,896
CRA International, Inc. ................................................... 7,406 1,349
Deluxe Corp. .......................................................... 59,870 1,123
Enovix Corp. (a) (b) ...................................................... 42,716 385
ESCO Technologies, Inc. ................................................. 30,291 3,803
ExlService Holdings, Inc. (a) ............................................... 22,669 945
Exponent, Inc. ......................................................... 14,293 1,349
Fluor Corp. (a) ......................................................... 27,480 1,437
Gates Industrial Corp. PLC (a) .............................................. 222,492 4,305
Genco Shipping & Trading Ltd. ............................................. 63,750 1,003
Gibraltar Industries, Inc. (a) ................................................ 15,000 1,012
GMS, Inc. (a) .......................................................... 35,838 3,221
Granite Construction, Inc. ................................................. 17,490 1,470
Hayward Holdings, Inc. (a) ................................................ 64,450 1,048
Hub Group, Inc. , Class A ................................................. 62,433 2,709
Insperity, Inc. .......................................................... 10,387 818
Janus International Group, Inc. (a) ........................................... 80,000 589
JELD-WEN Holding, Inc. (a) ............................................... 228,090 3,230
Kforce, Inc. ........................................................... 18,771 1,085
Korn Ferry ........................................................... 37,934 2,680
Kornit Digital Ltd. (a) .................................................... 43,444 994
Landstar System, Inc. .................................................... 18,048 3,172
Limbach Holdings, Inc. (a) ................................................ 16,376 1,244
ManpowerGroup, Inc. ................................................... 14,000 880
Masterbrand, Inc. (a) ..................................................... 67,342 1,209
Matson, Inc. .......................................................... 13,861 2,147
Mayville Engineering Co., Inc. (a) ........................................... 52,623 1,077
Montrose Environmental Group, Inc. (a) ....................................... 19,946 526

Victory Portfolios III
Victory Small Cap Stock Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
MRC Global, Inc. (a) ..................................................... 80,500 $ 987
Mueller Industries, Inc. ................................................... 33,368 2,735
Mueller Water Products, Inc. , Class A ........................................ 42,590 920
NEXTracker, Inc. , Class A (a) .............................................. 4,181 166
Orion Group Holdings, Inc. (a) .............................................. 56,513 345
Parsons Corp. (a) ....................................................... 13,741 1,486
Paylocity Holding Corp. (a) ................................................ 4,553 840
Powell Industries, Inc. ................................................... 5,693 1,452
RBC Bearings, Inc. (a) ................................................... 22,634 6,345
Resideo Technologies, Inc. (a) .............................................. 63,734 1,254
Rush Enterprises, Inc. , Class A ............................................. 35,252 1,995
Ryder System, Inc. ...................................................... 8,133 1,190
SkyWest, Inc. (a) ........................................................ 15,170 1,444
SPX Technologies, Inc. (a) ................................................. 18,867 2,707
Standex International Corp. ................................................ 14,220 2,615
Sterling Infrastructure, Inc. (a) .............................................. 29,474 4,552
Terex Corp. ........................................................... 45,052 2,330
The AZEK Co., Inc. (a) ................................................... 37,382 1,645
The Brink's Co. ........................................................ 11,000 1,131
The GEO Group, Inc. (a) .................................................. 91,322 1,386
The Greenbrier Cos., Inc. ................................................. 24,500 1,452
The Manitowoc Co., Inc. (a) ............................................... 48,298 451
The Timken Co. ........................................................ 12,220 1,014
Titan International, Inc. (a) ................................................. 102,554 660
Titan Machinery, Inc. (a) .................................................. 38,297 526
Transcat, Inc. (a) ........................................................ 6,586 629
TriNet Group, Inc. ...................................................... 7,562 642
UFP Industries, Inc. ..................................................... 45,021 5,508
Viad Corp. (a) .......................................................... 2,047 77
Vicor Corp. (a) ......................................................... 9,600 439
Wabash National Corp. ................................................... 115,695 2,018
WillScot Holdings Corp. (a) ................................................ 108,374 3,592
WNS Holdings Ltd. (a) ................................................... 10,307 495
143,324
Information Technology (13.8%):
908 Devices, Inc. (a) ..................................................... 132,968 417
A10 Networks, Inc. ..................................................... 86,531 1,268
ACI Worldwide, Inc. (a) .................................................. 26,730 1,315
Adeia, Inc. ............................................................ 107,341 1,334
Advanced Energy Industries, Inc. ........................................... 36,961 4,011
Alarm.com Holdings, Inc. (a) ............................................... 35,975 1,919
Allegro MicroSystems, Inc. (a) .............................................. 51,561 1,075
Arteris, Inc. (a) ......................................................... 73,330 499
AvePoint, Inc. (a) ....................................................... 18,564 225
Axcelis Technologies, Inc. (a) .............................................. 12,743 1,087
Badger Meter, Inc. ...................................................... 5,520 1,104
Bel Fuse, Inc. , Class B ................................................... 22,316 1,683
Belden, Inc. ........................................................... 28,791 3,278
Box, Inc. , Class A (a) .................................................... 54,775 1,740
Celestica, Inc. (a) ....................................................... 2,191 150
Cellebrite DI Ltd. (a) ..................................................... 12,748 231
CEVA, Inc. (a) ......................................................... 25,384 592
Ciena Corp. (a) ......................................................... 9,753 619
CommVault Systems, Inc. (a) ............................................... 17,795 2,779
Confluent, Inc. , Class A (a) ................................................ 88,655 2,320
Crane NXT Co. ........................................................ 18,500 1,004
CyberArk Software Ltd. (a) ................................................ 9,939 2,748
Diodes, Inc. (a) ......................................................... 83,558 4,887
DoubleVerify Holdings, Inc. (a) ............................................. 58,539 998
ePlus, Inc. (a) .......................................................... 54,044 4,807
Extreme Networks, Inc. (a) ................................................ 98,796 1,475
Fabrinet (a) ............................................................ 10,915 2,630

Victory Portfolios III
Victory Small Cap Stock Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Five9, Inc. (a) .......................................................... 42,543 $ 1,256
Globant SA (a) ......................................................... 3,942 827
Guidewire Software, Inc. (a) ............................................... 8,022 1,494
Harmonic, Inc. (a) ....................................................... 70,750 785
HubSpot, Inc. (a) ....................................................... 853 473
indie Semiconductor, Inc. , Class A (a) (b) ...................................... 911,832 3,018
Informatica, Inc. , Class A (a) ............................................... 62,979 1,719
Insight Enterprises, Inc. (a) ................................................ 26,902 4,706
JFrog Ltd. (a) .......................................................... 57,165 1,668
Knowles Corp. (a) ....................................................... 123,812 2,144
Kulicke & Soffa Industries, Inc. ............................................. 52,289 2,346
Lattice Semiconductor Corp. (a) ............................................. 20,982 1,063
NCR Voyix Corp. (a) ..................................................... 84,159 1,078
Nova Ltd. (a) .......................................................... 4,341 804
Novanta, Inc. (a) ........................................................ 6,457 1,099
Nutanix, Inc. , Class A (a) .................................................. 29,865 1,855
Okta, Inc. (a) .......................................................... 13,340 959
Onto Innovation, Inc. (a) .................................................. 5,576 1,106
OSI Systems, Inc. (a) ..................................................... 6,320 836
PC Connection, Inc. ..................................................... 4,605 293
PDF Solutions, Inc. (a) ................................................... 26,047 738
Photronics, Inc. (a) ...................................................... 110,707 2,524
Plexus Corp. (a) ........................................................ 19,241 2,773
Porch Group, Inc. (a) (b) ................................................... 500,742 1,087
Power Integrations, Inc. .................................................. 10,601 641
Progress Software Corp. .................................................. 41,147 2,637
PROS Holdings, Inc. (a) .................................................. 78,479 1,554
PTC, Inc. (a) ........................................................... 11,599 2,150
Pure Storage, Inc. , Class A (a) .............................................. 24,419 1,222
Qualys, Inc. (a) ......................................................... 26,236 3,128
Radware Ltd. (a) ........................................................ 16,023 361
Rambus, Inc. (a) ........................................................ 27,237 1,303
Rapid7, Inc. (a) ......................................................... 12,853 520
Rogers Corp. (a) ........................................................ 4,793 481
Sanmina Corp. (a) ....................................................... 42,541 2,982
ScanSource, Inc. (a) ..................................................... 25,205 1,069
Semtech Corp. (a) ....................................................... 25,274 1,117
Silicon Laboratories, Inc. (a) ............................................... 12,090 1,256
Silicon Motion Technology Corp. , ADR ....................................... 1,445 78
Smartsheet, Inc. , Class A (a) ............................................... 4,129 233
SolarWinds Corp. ....................................................... 59,867 783
Sprout Social, Inc. , Class A (a) .............................................. 28,133 745
SPS Commerce, Inc. (a) ................................................... 5,292 873
Synaptics, Inc. (a) ....................................................... 18,568 1,275
The Descartes Systems Group, Inc. (a) ........................................ 12,196 1,268
TTM Technologies, Inc. (a) ................................................ 121,963 2,737
Varonis Systems, Inc. (a) .................................................. 28,698 1,446
Veeco Instruments, Inc. (a) ................................................. 75,902 2,184
Verint Systems, Inc. (a) ................................................... 57,410 1,223
Vertex, Inc. , Class A (a) ................................................... 34,159 1,418
Vishay Intertechnology, Inc. ............................................... 60,858 1,032
Workiva, Inc. (a) ........................................................ 2,937 234
Xerox Holdings Corp. ................................................... 91,055 744
Zeta Global Holdings Corp. , Class A (a) ....................................... 43,718 1,210
120,750
Materials (4.6%):
Alpha Metallurgical Resources, Inc. .......................................... 4,693 978
Avient Corp. .......................................................... 28,875 1,346
Axalta Coating Systems Ltd. (a) ............................................. 27,150 1,030
Balchem Corp. ......................................................... 18,238 3,052
Carpenter Technology Corp. ............................................... 17,072 2,552
Commercial Metals Co. .................................................. 29,850 1,606

Victory Portfolios III
Victory Small Cap Stock Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Constellium SE (a) ...................................................... 111,100 $ 1,233
Graphic Packaging Holding Co. ............................................ 47,850 1,352
H.B. Fuller Co. ........................................................ 28,442 2,081
Hawkins, Inc. ......................................................... 41,566 4,443
Huntsman Corp. ........................................................ 41,400 911
Ingevity Corp. (a) ....................................................... 29,900 1,250
Knife River Corp. (a) .................................................... 18,005 1,752
Materion Corp. ........................................................ 19,384 1,970
Metallus, Inc. (a) ........................................................ 57,136 805
Minerals Technologies, Inc. ................................................ 17,420 1,312
Myers Industries, Inc. .................................................... 60,116 708
NewMarket Corp. ...................................................... 4,161 2,184
O-I Glass, Inc. (a) ....................................................... 54,994 611
Orion SA ............................................................. 70,269 1,053
Ryerson Holding Corp. ................................................... 118,135 2,574
Summit Materials, Inc. , Class A (a) .......................................... 39,900 1,892
Sylvamo Corp. ......................................................... 14,452 1,229
Tronox Holdings PLC ................................................... 93,047 1,128
Warrior Met Coal, Inc. ................................................... 13,914 878
39,930
Real Estate (5.0%):
Acadia Realty Trust ..................................................... 56,356 1,380
Alexander & Baldwin, Inc. ................................................ 108,549 2,020
Broadstone Net Lease, Inc. ................................................ 85,600 1,506
CareTrust REIT, Inc. .................................................... 44,900 1,467
Compass, Inc. , Class A (a) ................................................. 81,314 516
COPT Defense Properties ................................................. 91,811 2,956
Curbline Properties Corp. (a) ............................................... 100,016 2,263
Cushman & Wakefield PLC (a) ............................................. 135,000 1,829
DiamondRock Hospitality Co. .............................................. 270,278 2,316
Douglas Emmett, Inc. .................................................... 92,115 1,639
Easterly Government Properties, Inc. ......................................... 149,621 2,029
Empire State Realty Trust, Inc. ............................................. 99,090 1,050
Essential Properties Realty Trust, Inc. ........................................ 115,975 3,675
FirstService Corp. , Class WI ............................................... 719 133
Four Corners Property Trust, Inc. ............................................ 72,480 1,998
Howard Hughes Holdings, Inc. (a) ........................................... 32,800 2,494
Independence Realty Trust, Inc. ............................................. 27,697 544
Innovative Industrial Properties, Inc. ......................................... 10,922 1,411
Kite Realty Group Trust .................................................. 57,876 1,486
LXP Industrial Trust ..................................................... 168,200 1,588
Retail Opportunity Investments Corp. ........................................ 35,045 543
Sabra Health Care REIT, Inc. .............................................. 90,800 1,762
SITE Centers Corp. (a) ................................................... 44,808 715
STAG Industrial, Inc. .................................................... 18,600 693
Summit Hotel Properties, Inc. .............................................. 149,027 912
Terreno Realty Corp. .................................................... 9,261 555
The Real Brokerage, Inc. (a) ............................................... 85,362 466
The St. Joe Co. ........................................................ 18,488 956
Veris Residential, Inc. .................................................... 72,890 1,201
Xenia Hotels & Resorts, Inc. ............................................... 79,651 1,129
43,232
Utilities (2.1%):
Black Hills Corp. ....................................................... 51,331 3,038
National Fuel Gas Co. ................................................... 24,810 1,502
Northwestern Energy Group, Inc. ........................................... 61,459 3,285
ONE Gas, Inc. ......................................................... 40,878 2,913
Otter Tail Corp. ........................................................ 15,611 1,226
Portland General Electric Co. .............................................. 42,250 2,003
Spire, Inc. ............................................................ 26,000 1,660

Victory Portfolios III
Victory Small Cap Stock Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ —
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
—
Security Description Shares
a
Value
(000)
TXNM Energy, Inc. ..................................................... 52,770 $ 2,298
17,925
Total Common Stocks (Cost $723,816)
a
a
a
865,252
Rights (0.0%)(c)
Health Care (0.0%):(c)
Flexion Therapeutics, Inc., CVR (a) (d) ........................................ 58,207 1
OmniAb Operations, Inc., 12.50 Earnout Shares (a) (d) (e) (f) ......................... 7,105 —
OmniAb Operations, Inc., 15.00 Earnout Shares (a) (d) (e) (f) ......................... 7,105 —
1
Total Rights (Cost $36)
a
a
a
1
Exchange-Traded Funds (0.1%)
iShares Russell 2000 ETF ................................................. 6,046 1,316
Total Exchange-Traded Funds (Cost $1,287)
a
a
a
1,316
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .78% (g) ........ 3,002,206 3,003
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .77% (g) ............ 3,002,206 3,002
Invesco Government & Agency Portfolio, Institutional Shares , 4 .78% (g) ............... 3,002,206 3,002
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .78% (g) . 3,002,206 3,002
Total Collateral for Securities Loaned (Cost $12,009)
a
a
a
12,009
Total Investments (Cost $737,148) — 100.7% 878,578
Liabilities in excess of other assets —  (0.7)% (6,016)
NET ASSETS - 100.00% $ 872,562
At October 31, 2024, the Fund's investments in foreign securities were 5.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Restricted security that is not registered under the Securities Act of 1933.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at October 31, 2024. (amounts in thousands):
(g) Rate disclosed is the daily yield on October 31, 2024.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statement of Assets and Liabilities
October 31, 2024
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Small Cap
Stock Fund
Assets:
Investments, at value (Cost $737,148) $ 878,578 (a)
Cash 6,181
Receivables:
Dividends, interest, and securities lending income 234
Capital shares issued 51
Investments sold 2,237
From Adviser 9
Prepaid expenses 25
Total Assets 887,315
Liabilities:
Payables:
Collateral received on loaned securities 12,009
Investments purchased 1,374
Capital shares redeemed 566
Accrued expenses and other payables:
Investment advisory fees 533
Administration fees 101
Custodian fees 8
Transfer agent fees 86
Compliance fees 1
Trustees' fees 1
Other accrued expenses 74
Total Liabilities 14,753
Commitments and contingencies (Note 5 )
Net Assets:
Capital 701,302
Total accumulated earnings (loss) 171,260
Net Assets $ 872,562
Net Assets:
Fund Shares $ 566,280
Institutional Shares 306,282
Total $ 872,562
Shares (unlimited number of shares authorized with no par value):
Fund Shares 40,697
Institutional Shares 21,529
Total 62,226
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 13 .91
Institutional Shares 14 .23
(a) Includes $11,303 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Small Cap
Stock Fund
Investment Income:
Dividends $ 5,465
Interest 175
Securities lending (net of fees) 19
Foreign tax withholding (17)
Total Income 5,642
Expenses:
Investment advisory fees 3,140
Administration fees — Fund Shares 434
Administration fees — Institutional Shares 157
Sub-Administration fees 47
Custodian fees 25
Transfer agent fees — Fund Shares 328
Transfer agent fees — Institutional Shares 163
Trustees' fees 23
Compliance fees 4
Legal and audit fees 33
State registration and filing fees 21
Other expenses 44
Total Expenses 4,419
Expenses waived/reimbursed by Adviser (29)
Net Expenses 4,390
Net Investment Income (Loss) 1,252
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 41,848
Net change in unrealized appreciation/depreciation on investment securities 21,438
Net realized/unrealized gains (losses) on investments 63,286
Change in net assets resulting from operations $ 64,538

14
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
VDR
Victory Small Cap Stock Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,252 $ 2,954
Net realized gains (losses) 41,848 39,633
Net change in unrealized appreciation/depreciation 21,438 64,215
Change in net assets resulting from operations 64,538 106,802
Distributions to Shareholders:
Fund Shares — (1,075)
Institutional Shares — (1,098)
Change in net assets resulting from distributions to shareholders — (2,173)
Change in net assets resulting from capital transactions (46,348) (171,917)
Change in net assets 18,190 (67,288)
Net Assets:
Beginning of period 854,372 921,660
End of period $ 872,562 $ 854,372

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Small Cap Stock Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 11,872 $ 26,396
Distributions reinvested — 1,060
Cost of shares redeemed (44,673) (94,598)
Total Fund Shares $ (32,801) $ (67,142)
Institutional Shares
Proceeds from shares issued $ 3,673 $ 25,457
Distributions reinvested — 1,097
Cost of shares redeemed (17,220) (131,329)
Total Institutional Shares $ (13,547) $ (104,775)
Change in net assets resulting from capital transactions $ (46,348) $ (171,917)
Share Transactions:
Fund Shares
Issued 864 2,113
Reinvested — 80
Redeemed (3,260) (7,570)
Total Fund Shares (2,396) (5,377)
Institutional Shares
Issued 268 2,061
Reinvested — 81
Redeemed (1,199) (10,162)
Total Institutional Shares (931) (8,020)
Change in Shares (3,327) (13,397)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Small Cap Stock Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $12.94 $11.58 $12.63 $21.25 $14.88 $16.74 $19.33
Investment Activities:
Net investment income (loss) 0.02(b) 0.03(b) 0.03(b) (0.01)(b) (0.01)(b) 0.05(b) 0.07
Net realized and unrealized gains
(losses) 0.95 1.35 (0.38) (2.14) 7.95 (0.28) (0.71)
Total from Investment
Activities 0.97 1.38 (0.35) (2.15) 7.94 (0.23) (0.64)
Distributions to Shareholders from:
Net investment income — (0.02) — — (0.14) (0.03) (0.04)
Net realized gains — — (0.70) (6.47) (1.43) (1.60) (1.91)
Total Distributions — (0.02) (0.70) (6.47) (1.57) (1.63) (1.95)
Net Asset Value, End of Period $13.91 $12.94 $11.58 $12.63 $21.25 $14.88 $16.74
Total Return(c)(d) 7.50% 11.95% (2.83)% (13.71)% 55.25% (2.21)% (2.07)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.01% 1.02% 1.06% 1.08% 1.10% 1.10% 1.06%(i)
Net Investment Income (Loss)(e) 0.25% 0.28% 0.28% (0.09)% (0.04)% 0.33% 0.58%
Gross Expenses(e)(h) 1.01% 1.02% 1.06% 1.08% 1.10% 1.10% 1.06%(i)
Supplemental Data:
Net Assets at end of period (000's) $566,280 $557,429 $561,071 $623,725 $818,576 $595,019 $694,015
Portfolio Turnover(c)(j) 32% 62% 55% 77% 85% 71% 84%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Small Cap Stock Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $13.22 $11.83 $12.88 $21.53 $15.06 $16.91 $19.50
Investment Activities:
Net investment income (loss) 0.02(b) 0.05(b) 0.04(b) (0.01)(b) —(b)(c) 0.07(b) 0.08
Net realized and unrealized gains
(losses) 0.99 1.38 (0.39) (2.17) 8.04 (0.28) (0.71)
Total from Investment
Activities 1.01 1.43 (0.35) (2.18) 8.04 (0.21) (0.63)
Distributions to Shareholders from:
Net investment income — (0.04) — — (0.14) (0.04) (0.05)
Net realized gains — — (0.70) (6.47) (1.43) (1.60) (1.91)
Total Distributions — (0.04) (0.70) (6.47) (1.57) (1.64) (1.96)
Net Asset Value, End of Period $14.23 $13.22 $11.83 $12.88 $21.53 $15.06 $16.91
Total Return(d)(e) 7.64% 12.05% (2.85)% (13.60)% 55.30% (2.08)% (1.98)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.93% 0.93% 0.96% 1.03% 1.04% 0.98% 0.96%(j)
Net Investment Income (Loss)(f) 0.33% 0.38% 0.38% (0.06)% 0.02% 0.45% 0.67%
Gross Expenses(f)(i) 0.95% 0.95% 0.99% 1.04% 1.05% 0.99% 0.96%(j)
Supplemental Data:
Net Assets at end of period (000's) $306,282 $296,943 $360,589 $351,835 $644,802 $557,173 $904,981
Portfolio Turnover(d)(k) 32% 62% 55% 77% 85% 71% 84%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
18
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Small Cap Stock Fund Small Cap Stock Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
19
(Unaudited)
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of October
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Level 1 Level 2 Level 3 Total
Small Cap Stock Fund
Common Stocks ............................................... $ 865,252 $ — $ — $ 865,252
Rights ...................................................... — — 1 1
Exchange-Traded Funds ......................................... 1,316 — — 1,316
Collateral for Securities Loaned ................................... 12,009 — — 12,009
Total ....................................................... $ 878,577 $ — $ 1 $ 878,578

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
20
(Unaudited)
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Small Cap Stock Fund ............................................. $ 11,327(a) $ — $ 12,009
(a) Includes $24 thousand of securities on loan that were sold prior to October 31, 2024.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
21
(Unaudited)
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Small-Cap Core Funds Index. The Lipper Small-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Small-Cap Core Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities
Purchases Sales
Small Cap Stock Fund ...................................................................... $ 286,358 $ 329,401
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.1
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
22
(Unaudited)
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Granahan Investment Management, Inc. (“GIMI”), under which GIMI directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance
Small Cap Stock Fund Fund Shares
Institutional
Shares
in thousands $ (131) $ (75)
as annual % rate (0.05)% (0.05)%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
23
(Unaudited)
with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Small-Capitalization Stock Risk — The Fund is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
In effect until August 31, 2025
Fund Shares Institutional Shares
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 0.98%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Small Cap Stock Fund ..................................... $ 59 $ 86 $ 72 $ 29 $ 246

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
24
(Unaudited)
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40053-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Ultra Short-Term Bond Fund

vcm.com
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The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to
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Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
14
Statement of Operations
15
Statements of Changes in Net Assets
16
Financial Highlights
18
Notes to Financial Statements 22

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Ultra Short-Term Bond Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (20.9%)
ABS Auto (12.0%):
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 6/15/25 @ 100(a) . $ 12 $ 12
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27(a) .. 750 766
CarMax Auto Owner Trust, Series 2023-1, Class D, 6.27%, 11/15/29, Callable 3/15/27 @ 100 500 510
Carvana Auto Receivables Trust ............................................
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 7/10/26 @ 100 ................ 120 116
Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 3/10/27 @ 100 ................ 72 69
Chase Auto Owner Trust, Series 2024-3A, Class D, 5.87%, 9/25/31, Callable 2/25/28 @ 100(a) 500 504
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class A1, 5.65%, 5/15/35, Callable 5/15/26 @ 100(a) ............. 312 314
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 132 132
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 150 151
Series 2023-2A, Class A2, 6.11% (SOFR30A+110bps), 10/15/35, Callable 11/15/26 @
100(a)(b) ......................................................... 737 743
CPS Auto Receivables Trust ...............................................
Series 2022-D, Class A, 6.09%, 1/15/27(a) ................................. 49 49
Series 2022-D, Class B, 6.84%, 1/16/29, Callable 6/15/27 @ 100(a) ............... 500 502
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A, Class A, 6.48%, 3/15/33, Callable 11/15/26 @ 100(a) ............. 1,000 1,013
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 500 513
Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27 @ 100(a) .............. 750 764
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 474 490
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 11/15/25 @
100 ............................................................. 84 84
DT Auto Owner Trust ....................................................
Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 2/15/25 @ 100(a) ............. 300 298
Series 2021-4A, Class C, 1.50%, 9/15/27, Callable 3/15/26 @ 100(a) .............. 125 124
Series 2022-1A, Class C, 2.96%, 11/15/27, Callable 5/15/26 @ 100(a) ............. 173 172
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A3, 6.24%, 1/16/29, Callable 9/15/28 @ 100(a) ............. 750 761
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 9/15/28 @ 100(a) .............. 250 258
Enterprise Fleet Financing LLC .............................................
Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 8/20/25 @ 100(a) .............. 73 73
Series 2022-4, Class A2, 5.76%, 10/22/29, Callable 6/20/26 @ 100(a) ............. 396 399
Exeter Automobile Receivables Trust .........................................
Series 2020-3A, Class F, 5.56%, 6/15/27, Callable 6/15/25 @ 100(a) .............. 750 749
Series 2021-4A, Class C, 1.46%, 10/15/27, Callable 6/15/26 @ 100 ............... 72 72
Series 2023-4A, Class B, 6.31%, 10/15/27 ................................. 1,000 1,006
FCCU Auto Receivables Trust, Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 1/15/29 @
100(a) ........................................................... 646 657
Flagship Credit Auto Trust ................................................
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 5/15/25 @ 100(a) ............... 750 740
Series 2020-2, Class D, 5.75%, 4/15/26, Callable 8/15/25 @ 100(a) ............... 59 59
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26, Callable 9/15/25 @
100 ............................................................. 300 301
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @
100(a) ........................................................... 250 235
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2, Class B, 1.31%, 7/15/27, Callable 4/15/25 @ 100(a) ............... 29 29
Series 2021-2, Class E, 3.35%, 10/15/27, Callable 4/15/25 @ 100(a) .............. 250 248
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 3/15/26
@ 100(a) ......................................................... 128 127
GTE Auto Receivables Trust, Series 2023-1, Class A2, 5.65%, 8/17/26(a) ............... 104 104
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A, Class A, 1.21%, 12/26/25(a) ............................... 167 166
Series 2021-1A, Class B, 1.56%, 12/26/25(a) ............................... 167 166
Series 2021-1A, Class D, 3.98%, 12/26/25(a) ............................... 333 332
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1, Class B2, 6.29% (SOFR30A+140bps), 5/20/32, Callable 12/20/27 @
100(a)(b) ......................................................... 1,037 1,039
Series 2024-2, Class B2, 6.21% (SOFR30A+135bps), 10/20/32, Callable 8/20/28 @
100(a)(b) ......................................................... 1,000 1,000

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
JPMorgan Chase Bank NA ................................................
Series 2021-2, Class B, 0.89%, 12/26/28, Callable 10/25/25 @ 100(a) ............. $ 2 $ 2
Series 2021-2, Class C, 0.97%, 12/26/28, Callable 10/25/25 @ 100(a) ............. 9 8
Series 2021-3, Class C, 0.86%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 41 40
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 1/15/26 @ 100(a) ............. 385 383
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 1/15/26 @ 100(a) .............. 594 584
Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 6/15/26 @ 100(a) .............. 152 152
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 6/15/27 @ 100(a) .............. 300 302
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 6/15/27 @ 100(a) ............. 1,000 1,011
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 8/15/27 @ 100(a) .............. 750 752
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 7/15/27 @ 100(a) .............. 1,000 1,017
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26, Callable 5/15/26
@ 100(a) ......................................................... 99 99
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 571 578
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 400 405
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 500 509
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class B, 5.79%, 4/25/29(a) 260 263
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 414 418
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 6/10/27 @
100(a) ........................................................... 500 493
Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.64%, 12/15/27(a) ........... 1,500 1,523
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 88 88
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 500 515
Series 2022-B, Class B, 5.72%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 46 46
Series 2022-B, Class C, 5.92%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 29 29
Series 2022-B, Class D, 6.79%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 31 31
Series 2022-C, Class B, 6.45%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 530 533
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 236 237
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 118 119
Series 2022-C, Class E, 11.37%, 12/15/32, Callable 12/15/26 @ 100(a) ............ 130 132
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 360 364
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 2/15/28 @ 100(a) .............. 464 467
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 2/15/28 @ 100(a) .............. 232 235
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 10/15/25 @ 100(a) . 14 14
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27,
Callable 8/15/25 @ 100(a) ............................................ 600 598
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable
12/15/25 @ 100 .................................................... 33 33
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26, Callable 10/20/25 @ 100(a) 1,000 1,007
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 707 716
Westlake Automobile Receivables Trust .......................................
Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 10/15/25 @ 100(a) ............. 294 292
Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 6/15/26 @ 100(a) .............. 232 232
Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 11/15/26 @ 100(a) ............. 500 504
Series 2023-2A, Class C, 6.29%, 3/15/28, Callable 11/15/26 @ 100(a) ............. 500 506
Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A2, 5.61% (TSFR1M+83bps),
2/18/39(a)(b) ...................................................... 750 753
31,837
ABS Card (1.7%):
Evergreen Credit Card Trust ...............................................
Series 2022-CRT2, Class B, 6.56%, 11/15/26(a) ............................. 500 500
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 500 500
Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) .............................. 762 765
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 318 320
Master Credit Card Trust II ................................................
Series 2022-1A, Class C, 2.27%, 7/21/26(a) ................................ 500 496
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 500 502
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 308 310

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Trillium Credit Card Trust II, Series 2023-3A, Class B, 6.26%, 8/26/28(a) .............. $ 1,000 $ 1,009
4,402
ABS Other (7.2%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable
11/15/24 @ 100(a) .................................................. 1,500 1,417
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100(a) ............ 103 102
Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a) .............. 405 396
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 272 272
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 347 351
Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, 3/15/27(a) .............. 750 756
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 12/15/26 @
100(a) ........................................................... 383 387
CCG Receivables Trust ...................................................
Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 7/14/26 @ 100(a) .............. 573 577
Series 2023-2, Class A2, 6.28%, 4/14/32, Callable 9/14/27 @ 100(a) .............. 445 452
Series 2023-2, Class B, 6.21%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 500 515
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24
@ 100(a) ......................................................... 79 77
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 641 651
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30, Callable 4/20/28 @ 100(a) 1,000 1,010
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 233 223
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class C, 6.22%, 9/22/28, Callable 10/22/25 @ 100(a) .............. 1,000 1,009
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 6/22/27 @ 100(a) ............... 254 252
Dext ABS LLC ........................................................
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 5/15/27 @ 100(a) .............. 680 686
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 750 763
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a) ........................ 420 422
Granite Park Equipment Leasing LLC, Series 2023-1A, Class A2, 6.51%, 5/20/30(a) ....... 884 896
HPEFS Equipment Trust ..................................................
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 4/20/26 @ 100(a) .............. 735 740
Series 2023-2A, Class B, 6.25%, 1/21/31, Callable 11/20/26 @ 100(a) ............. 1,000 1,013
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 6/20/27 @ 100(a) ............. 520 524
M&T Equipment LEAF1 Notes, Series 2023-1A, Class A2, 6.09%, 7/15/30, Callable 8/15/27
@ 100(a) ......................................................... 350 351
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 11/20/24 @ 100(a) ........................................... 293 259
NMEF Funding LLC ....................................................
Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 8/15/26 @ 100(a) .............. 347 349
Series 2023-A, Class A2, 6.57%, 6/17/30, Callable 6/15/27 @ 100(a) .............. 492 497
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 6/15/28 @ 100(a) ............. 500 501
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 6/15/28 @ 100(a) .............. 650 647
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47(a) ...................... 98 94
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 358 345
Pawnee Equipment Receivables LLC .........................................
Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 8/15/25 @ 100(a) .............. 7 7
Series 2022-1, Class B, 5.40%, 7/17/28, Callable 6/15/26 @ 100(a) ............... 725 726
PEAC Solutions Receivables LLC, Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable
6/20/27 @ 100(a) ................................................... 571 565
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38(a)(c) ............ 600 571
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 11/12/27 @
100(a) ........................................................... 577 585
Wingspire Equipment Finance LLC, Series 2024-1A, Class C, 5.28%, 9/20/32, Callable
10/20/27 @ 100(a) .................................................. 292 291
19,279
Total Asset-Backed Securities (Cost $55,206)
a
a
a
55,518

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (3.1%)
Cash Flow CLO (3.1%):
CIFC Funding Ltd., Series 2017-4A, Class A1R, 5.85% (TSFR3M+121bps), 10/24/30,
Callable 1/24/25 @ 100(a)(b) .......................................... $ 337 $ 337
Golub Capital Partners CLO Ltd., Series 2019-40A, Class AR, 5.98% (TSFR3M+135bps),
1/25/32, Callable 1/25/25 @ 100(a)(b) .................................... 687 688
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 6.38%
(TSFR3M+126bps), 2/14/31, Callable 11/14/24 @ 100(a)(b) .................... 1,374 1,377
Palmer Square Loan Funding Ltd. ...........................................
Series 2021-2A, Class A1, 6.19% (TSFR3M+106bps), 5/20/29, Callable 11/20/24 @
100(a)(b) ......................................................... 67 67
Series 2021-2A, Class A2, 6.64% (TSFR3M+151bps), 5/20/29, Callable 11/20/24 @
100(a)(b) ......................................................... 500 501
Series 2021-3A, Class A2, 6.28% (TSFR3M+166bps), 7/20/29, Callable 1/20/25 @
100(a)(b) ......................................................... 1,000 1,002
Series 2022-1A, Class A2, 6.25% (TSFR3M+160bps), 4/15/30, Callable 1/15/25 @
100(a)(b) ......................................................... 1,000 1,001
Series 2022-3A, Class A1BR, 6.06% (TSFR3M+140bps), 4/15/31, Callable 1/15/25 @
100(a)(b) ......................................................... 500 500
Series 2022-3A, Class BR, 6.66% (TSFR3M+200bps), 4/15/31, Callable 1/15/25 @
100(a)(b) ......................................................... 500 500
Series 2024-3A, Class A2, 6.81% (TSFR3M+165bps), 8/8/32, Callable 8/8/25 @ 100(a)
(b) ............................................................. 750 751
SOUND POINT CLO VIII-R Ltd., Series 2015-1RA, Class AR, 6.00% (TSFR3M+134bps),
4/15/30, Callable 1/15/25 @ 100(a)(b) .................................... 194 195
Venture CLO Ltd., Series 2024-49A, Class X, 5.97% (TSFR3M+135bps), 4/20/37, Callable
4/20/26 @ 100(a)(b) ................................................. 711 712
Voya CLO Ltd., Series 2019-2A, Class AR, 5.82% (TSFR3M+120bps), 7/20/32, Callable
1/20/25 @ 100(a)(b) ................................................. 500 501
8,132
Total Collateralized Loan Obligations (Cost $8,122)
a
a
a
8,132
Collateralized Mortgage Obligations (11.0%)
Agency CMO Other (0.9%):
Federal Home Loan Mortgage Corporation, Series 5450, Class KA, 4.50%, 6/25/51 ....... 294 286
Government National Mortgage Association ....................................
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 431 434
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 475 475
Series 2023-149, Class D, 5.50%, 9/20/47 ................................. 396 397
Series 2023-168, Class GB, 6.00%, 2/20/50 ................................ 693 699
2,291
Commercial MBS (10.1%):
BBCMS Mortgage Trust ..................................................
Series 2019-BWAY, Class B, 6.23% (TSFR1M+142bps), 11/15/34(a)(b)(c) .......... 1,000 117
Series 2020-BID, Class C, 8.56% (TSFR1M+375bps), 10/15/37(a)(b)(c) ........... 1,470 1,466
BPR Trust ............................................................
Series 2021-TY, Class B, 6.07% (TSFR1M+126bps), 9/15/38(a)(b)(c) ............. 435 429
Series 2022-OANA, Class B, 7.25% (TSFR1M+245bps), 4/15/37(a)(b)(c) .......... 1,000 1,002
Series 2022-STAR, Class A, 8.04% (TSFR1M+323bps), 8/15/39(a)(b)(c) ........... 1,250 1,245
BX Commercial Mortgage Trust ............................................
Series 2021-CIP, Class B, 6.19% (TSFR1M+139bps), 12/15/38(a)(b)(c) ............ 496 492
Series 2021-CIP, Class C, 6.39% (TSFR1M+159bps), 12/15/38(a)(b)(c) ............ 992 981
Series 2021-SOAR, Class B, 5.79% (TSFR1M+98bps), 6/15/38(a)(b)(c) ........... 438 436
Series 2021-SOAR, Class C, 6.02% (TSFR1M+121bps), 6/15/38(a)(b)(c) ........... 438 435
Series 2021-VINO, Class B, 5.77% (TSFR1M+97bps), 5/15/38(a)(b)(c) ............ 700 695
Series 2021-VOLT, Class C, 6.02% (TSFR1M+121bps), 9/15/36(a)(b)(c) ........... 750 744
Series 2021-XL2, Class C, 6.12% (TSFR1M+131bps), 10/15/38(a)(b)(c) ........... 700 693
BX Mortgage Trust, Series 2021-PAC, Class C, 6.02% (TSFR1M+121bps), 10/15/36(a)(b)(c) 1,000 984
BX Trust .............................................................
Series 2021-RISE, Class B, 6.17% (TSFR1M+136bps), 11/15/36(a)(b)(c) ........... 423 418

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-LBA6, Class B, 6.09% (TSFR1M+130bps), 1/15/39(a)(b)(c) ........... $ 500 $ 496
Series 2022-LBA6, Class C, 6.39% (TSFR1M+160bps), 1/15/39(a)(b)(c) ........... 1,000 992
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class B, 6.12% (TSFR1M+134bps),
2/15/39(a)(b)(c) .................................................... 1,000 943
COMM Mortgage Trust ..................................................
Series 2019-521F, Class B, 6.05% (TSFR1M+125bps), 6/15/34(a)(b)(c) ............ 1,500 1,340
Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100(a)(c) .......... 1,000 986
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(c) ............................. 300 309
Extended Stay America Trust, Series 2021-ESH, Class B, 6.30% (TSFR1M+149bps),
7/15/38(a)(b)(c) .................................................... 346 345
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(c) ........................... 849 722
Series 2023-SHIP, Class B, 4.94%, 9/10/38(a)(c)(d) .......................... 600 594
Houston Galleria Mall Trust ...............................................
Series 2015-HGLR, Class A1A1, 3.09%, 3/5/37(a)(c) ......................... 250 247
Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)(c) ......................... 750 742
HPLY Trust ...........................................................
Series 2019-HIT, Class A, 5.97% (TSFR1M+111bps), 11/15/36(a)(b)(c) ............ 172 172
Series 2019-HIT, Class B, 6.32% (TSFR1M+146bps), 11/15/36(a)(b)(c) ............ 1,125 1,124
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 5.97%
(TSFR1M+116bps), 4/15/38(a)(b)(c) ..................................... 945 943
LBA Trust, Series 2024-7IND, Class B, 6.55% (TSFR1M+174bps), 10/15/41(a)(b)(c) ...... 500 500
Life Mortgage Trust, Series 2021-BMR, Class B, 5.80% (TSFR1M+99bps), 3/15/38(a)(b)(c) . 793 779
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.02% (TSFR1M+122bps),
4/15/38(a)(b)(c) .................................................... 800 796
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 6.22% (TSFR1M+141bps),
12/15/36(a)(b)(c) ................................................... 1,154 739
ONE Mortgage Trust, Series 2021-PARK, Class B, 5.87% (TSFR1M+106bps), 3/15/36(a)(b)
(c) ............................................................. 1,000 965
One New York Plaza Trust, Series 2020-1NYP, Class A, 5.87% (TSFR1M+106bps), 1/15/36(a)
(b)(c) ........................................................... 875 833
SHR Trust ............................................................
Series 2024-LXRY, Class A, 6.75% (TSFR1M+195bps), 10/15/41(a)(b)(c) .......... 421 421
Series 2024-LXRY, Class B, 7.25% (TSFR1M+245bps), 10/15/41(a)(b)(c) .......... 500 501
SMRT, Series 2022-MINI, Class B, 6.15% (TSFR1M+135bps), 1/15/39(a)(b)(c) .......... 1,000 988
TTAN, Series 2021-MHC, Class B, 6.02% (TSFR1M+121bps), 3/15/38(a)(b)(c) .......... 287 286
26,900
Total Collateralized Mortgage Obligations (Cost $30,929)
a
a
a
29,191
Senior Secured Loans (1.6%)
Consumer Discretionary (0.4%):
Charter Communications Operating LLC, Term B2, First Lien, 6.34% (SOFR03M+175bps),
2/1/27(b) ......................................................... 995 994
Financials (0.3%):
Delos Finance SARL, Term, First Lien, 6.35% (SOFR03M+175bps), 10/29/27(b) ......... 857 860
Industrials (0.4%):
Avis Budget Car Rental LLC, Term Loan B, First Lien, 6.60% (SOFR01M+175bps), 8/6/27(b) 995 989
Materials (0.5%):
The Chemours Co., TLB, First Lien, 8.35% (SOFR01M+350bps), 8/18/28(b) ............ 1,472 1,474
Total Senior Secured Loans (Cost $4,300)
a
a
a
4,317
Corporate Bonds (24.9%)
Communication Services (0.4%):
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%,
3/20/25, Callable 12/6/24 @ 100(a) ...................................... 345 345

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
TEGNA, Inc., 4.63%, 3/15/28, Callable 12/6/24 @ 101.16 .......................... $ 750 $ 707
1,052
Consumer Discretionary (1.1%):
Daimler Truck Finance North America LLC, 5.85% (SOFR+96bps), 9/25/27(a)(b) ........ 750 750
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/26, Callable 2/9/26 @ 100(a) .................................. 500 476
5.30%, 9/13/27(a) .................................................. 500 492
Tapestry, Inc., 7.05%, 11/27/25 ............................................. 750 760
ZF North America Capital, Inc., 4.75%, 4/29/25(a) ............................... 500 496
2,974
Consumer Staples (0.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28,
Callable 12/6/24 @ 101.47(a) .......................................... 750 751
Energy (1.4%):
Energy Transfer LP, 6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)(e) ........... 500 499
EnLink Midstream Partners LP, 4.15%, 6/1/25, Callable 3/1/25 @ 100 ................. 500 497
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 1,000 976
Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 12/6/24 @ 100(a) ............. 1,000 998
Rockies Express Pipeline LLC, 3.60%, 5/15/25, Callable 4/15/25 @ 100(a) ............. 750 739
3,709
Financials (15.6%):
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 500 501
Antares Holdings LP, 3.95%, 7/15/26, Callable 6/15/26 @ 100(a) ..................... 1,500 1,449
Ares Capital Corp.
3.25%, 7/15/25, Callable 6/15/25 @ 100 .................................. 500 493
3.88%, 1/15/26, Callable 12/15/25 @ 100 ................................. 1,000 983
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 882 887
Athene Global Funding
5.52%, 3/25/27(a) .................................................. 500 506
6.09% (SOFRINDX+121bps), 3/25/27(a)(b) ............................... 1,000 1,004
Aviation Capital Group LLC, 4.88%, 10/1/25(a) ................................. 1,000 998
Bank of America NA, 6.09% (SOFR+102bps), 8/18/26, Callable 7/17/26 @ 100(b) ........ 500 504
Blackstone Private Credit Fund, 7.05%, 9/29/25 ................................. 1,500 1,524
Blackstone Secured Lending Fund, 3.63%, 1/15/26, Callable 12/15/25 @ 100 ............ 1,000 978
Blue Owl Capital Corp., 3.75%, 7/22/25, Callable 6/22/25 @ 100 .................... 1,000 989
Blue Owl Credit Income Corp., 3.13%, 9/23/26, Callable 8/23/26 @ 100 ............... 1,500 1,428
Citigroup, Inc., 5.58% (SOFR+69bps), 1/25/26, Callable 1/25/25 @ 100(b) ............. 1,000 1,000
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(b)(e) .... 350 347
Corebridge Global Funding, 6.18% (SOFR+130bps), 9/25/26(a)(b) ................... 295 298
Credit Acceptance Corp.
6.63%, 3/15/26, Callable 11/16/24 @ 100(f) ................................ 500 500
9.25%, 12/15/28, Callable 12/15/25 @ 104.63(a) ............................ 429 455
F&G Global Funding, 5.88%, 6/10/27(a) ...................................... 500 508
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25, Callable 2/1/25 @ 100(a) ......... 395 395
Ford Motor Credit Co. LLC
7.91% (SOFR+295bps), 3/6/26(b) ....................................... 500 511
6.34% (SOFR+145bps), 11/5/26(b) ...................................... 750 751
FS KKR Capital Corp., 4.13%, 2/1/25, Callable 1/1/25 @ 100 ....................... 1,000 996
Fulton Financial Corp., 4.50%, 11/15/24 ...................................... 885 880
GA Global Funding Trust
6.24% (SOFR+136bps), 4/11/25(a)(b) .................................... 380 381
4.40%, 9/23/27(a) .................................................. 500 493
Glencore Funding LLC, 5.94% (SOFRINDX+106bps), 4/4/27(a)(b) ................... 1,000 1,002
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 500 490
Hyundai Capital America, Inc., 5.93% (SOFR+104bps), 3/19/27(a)(b) ................. 1,000 1,001
Janus Henderson US Holdings, Inc., 4.88%, 8/1/25, Callable 11/7/24 @ 100 ............. 500 500
JPMorgan Chase & Co., 5.65% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100(b) ....... 1,000 1,002
Kemper Corp., 4.35%, 2/15/25, Callable 12/6/24 @ 100 ........................... 1,450 1,444
KeyCorp., 6.28% (SOFRINDX+125bps), 5/23/25, Callable 2/23/25 @ 100(b) ........... 1,150 1,153

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Manufacturers & Traders Trust Co.
5.40%, 11/21/25, Callable 10/21/25 @ 100 ................................. $ 300 $ 301
4.65%, 1/27/26, Callable 12/27/25 @ 100 ................................. 500 498
MassMutual Global Funding II, 5.62% (SOFR+74bps), 4/9/27(a)(b) .................. 750 752
Morgan Stanley, 5.90% (SOFR+102bps), 4/13/28, Callable 4/13/27 @ 100(b) ............ 1,000 1,005
National Securities Clearing Corp., 5.15%, 5/30/25(a) ............................. 750 752
New York Life Global Funding, 5.81% (SOFRINDX+93bps), 4/2/26(a)(b) .............. 750 755
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 250 252
Pacific Life Global Funding II, 5.61% (SOFR+62bps), 6/4/26(a)(b) ................... 100 100
Protective Life Global Funding, 5.21%, 4/14/26(a) ............................... 1,000 1,007
Reliance Standard Life Global Funding II, 5.24%, 2/2/26(a) ........................ 1,000 1,000
Sammons Financial Group, Inc., 4.45%, 5/12/27, Callable 2/12/27 @ 100(a) ............. 500 489
Santander Holdings USA, Inc., 5.81% (SOFR+233bps), 9/9/26, Callable 9/9/25 @ 100(b) ... 1,000 1,004
Sixth Street Specialty Lending, Inc., 2.50%, 8/1/26, Callable 7/1/26 @ 100 .............. 1,000 950
SLM Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100 ............................ 1,152 1,131
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a) .............. 500 480
State Street Corp., 5.10% (SOFR+113bps), 5/18/26, Callable 5/18/25 @ 100(b) .......... 1,000 1,000
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100 ......................... 752 752
The Charles Schwab Corp., 5.62% (SOFRINDX+52bps), 5/13/26, Callable 4/13/26 @ 100(b) 1,500 1,500
The Huntington National Bank, 5.70% (SOFR+122bps), 11/18/25, Callable 12/6/24 @ 100(b) 1,350 1,350
41,429
Health Care (0.2%):
Little Co. of Mary Hospital of Indiana, Inc., 1.97%, 11/1/25 ........................ 670 650
Industrials (2.5%):
American Airlines Pass Through Trust
4.95%, 2/15/25 .................................................... 669 665
3.70%, 10/15/25 .................................................... 257 250
3.58%, 1/15/28 .................................................... 279 269
Concentrix Corp., 6.65%, 8/2/26, Callable 7/2/26 @ 100 ........................... 1,500 1,528
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ 1,500 1,495
Regal Rexnord Corp., 6.05%, 2/15/26 ........................................ 1,000 1,010
United Airlines Pass Through Trust
4.30%, 8/15/25 .................................................... 629 622
4.88%, 1/15/26 .................................................... 693 687
6,526
Real Estate (2.5%):
Brixmor Operating Partnership LP, 3.85%, 2/1/25, Callable 11/21/24 @ 100 ............. 1,000 996
EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100 ............................ 500 490
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100 ......... 1,500 1,501
Retail Opportunity Investments Partnership LP, 4.00%, 12/15/24, Callable 11/21/24 @ 100 .. 1,250 1,247
SBA Tower Trust, 2.84%, 1/15/25, Callable 12/6/24 @ 100(a) ....................... 1,000 995
VICI Properties LP/VICI Note Co., Inc.
3.50%, 2/15/25, Callable 11/16/24 @ 100(a) ................................ 1,000 994
4.63%, 6/15/25, Callable 3/15/25 @ 100(a) ................................ 500 497
6,720
Utilities (0.9%):
FirstEnergy Pennsylvania Electric Co., 4.00%, 4/15/25(a) .......................... 1,500 1,490
Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 11/16/24 @ 100(a) ............... 1,000 997
2,487
Total Corporate Bonds (Cost $65,897)
a
a
a
66,298
Yankee Dollars (18.2%)
Consumer Discretionary (1.2%):
International Game Technology PLC, 4.13%, 4/15/26, Callable 12/6/24 @ 101.03(a) ....... 1,030 1,016
Melco Resorts Finance Ltd., 5.25%, 4/26/26, Callable 12/6/24 @ 100(a) ................ 750 735
Nissan Motor Co. Ltd., 3.52%, 9/17/25, Callable 8/17/25 @ 100(a) ................... 416 408

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sands China Ltd., 5.13%, 8/8/25, Callable 6/8/25 @ 100 ........................... $ 1,000 $ 998
3,157
Energy (0.4%):
Petroleos Mexicanos, 4.25%, 1/15/25(f) ....................................... 1,000 993
Financials (14.0%):
ABN AMRO Bank NV
6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ................ 480 492
6.68% (SOFRINDX+178bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ............. 1,000 1,018
Avolon Holdings Funding Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a) ............. 1,000 992
Banco Santander SA, 6.31% (SOFR+138bps), 3/14/28, Callable 3/14/27 @ 100(b) ........ 1,500 1,510
Bank of Montreal, 5.54% (SOFRINDX+62bps), 9/15/26(b) ......................... 1,500 1,499
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(b) .................. 500 511
5.83% (SOFR+221bps), 5/9/27, Callable 5/9/26 @ 100(b) ...................... 1,000 1,012
BBVA Bancomer SA, 5.35% (H15T5Y+300bps), 11/12/29, Callable 11/12/24 @ 100(a)(b) .. 500 498
BPCE SA
6.61% (SOFR+198bps), 10/19/27, Callable 10/19/26 @ 100(a)(b) ................ 500 514
6.87% (SOFRINDX+198bps), 10/19/27, Callable 10/19/26 @ 100(a)(b) ............ 500 509
Canadian Imperial Bank of Commerce, 6.10% (SOFR+122bps), 10/2/26(b) ............. 1,000 1,010
Commonwealth Bank of Australia, 5.44% (SOFR+52bps), 6/15/26(a)(b) ............... 1,500 1,500
Credit Agricole SA
6.17% (SOFR+129bps), 7/5/26(a)(b) ..................................... 750 758
6.14% (SOFR+121bps), 9/11/28, Callable 9/11/27 @ 100(a)(b) .................. 500 504
Danske Bank A/S, 6.26% (H15T1Y+118bps), 9/22/26, Callable 9/22/25 @ 100(a)(b) ...... 500 505
Deutsche Bank AG
4.50%, 4/1/25 ..................................................... 500 498
3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100(b) .................. 603 602
6.29% (SOFR+122bps), 11/16/27, Callable 11/16/26 @ 100(b) .................. 331 331
Element Fleet Management Corp., 6.27%, 6/26/26, Callable 5/26/26 @ 100(a) ........... 500 510
Enel Finance International NV, 7.05%, 10/14/25(a) ............................... 500 510
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 500 511
Federation des Caisses Desjardins du Quebec, 5.28% (SOFRINDX+109bps), 1/23/26, Callable
1/23/25 @ 100(a)(b) ................................................. 1,000 1,000
HSBC Holdings PLC
6.40% (SOFR+143bps), 3/10/26, Callable 3/10/25 @ 100(b) .................... 1,000 1,003
6.68% (SOFR+157bps), 8/14/27, Callable 8/14/26 @ 100(b) .................... 600 608
ING Groep NV
6.52% (SOFRINDX+164bps), 3/28/26, Callable 3/28/25 @ 100(b) ............... 500 502
5.89% (SOFRINDX+101bps), 4/1/27, Callable 4/1/26 @ 100(b) ................. 500 502
6.49% (SOFRINDX+156bps), 9/11/27, Callable 9/11/26 @ 100(b) ................ 500 507
Lloyds Banking Group PLC
3.51% (H15T1Y+160bps), 3/18/26, Callable 3/18/25 @ 100(b) .................. 750 745
6.70% (SOFRINDX+156bps), 8/7/27, Callable 8/7/26 @ 100(b) ................. 500 506
Mitsubishi UFJ Financial Group, Inc., 6.01% (SOFR+94bps), 2/20/26, Callable 2/20/25 @
100(b) ........................................................... 1,185 1,187
Mizuho Financial Group, Inc., 6.02% (SOFR+96bps), 5/22/26, Callable 5/22/25 @ 100(b) ... 1,000 1,002
National Australia Bank Ltd., 5.53% (SOFR+65bps), 1/12/27(a)(b) ................... 1,250 1,252
Nationwide Building Society, 6.36% (SOFR+129bps), 2/16/28, Callable 2/16/27 @ 100(a)(b) 1,400 1,409
NatWest Markets PLC
6.33% (SOFR+145bps), 3/22/25(a)(b) .................................... 500 502
5.64% (SOFR+76bps), 9/29/26(a)(b) ..................................... 1,000 1,000
Nordea Bank Abp, 5.92% (SOFR+96bps), 6/6/25(a)(b) ............................ 500 502
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN .............................. 1,000 993
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(b)(e) .... 250 250
Royal Bank of Canada, 5.48% (SOFRINDX+59bps), 11/2/26, MTN(b)(f) ............... 500 499
Santander UK Group Holdings PLC, 6.83% (SOFR+275bps), 11/21/26, Callable 11/21/25 @
100(b) ........................................................... 500 508
Societe Generale SA, 5.94% (SOFR+105bps), 1/21/26, Callable 1/21/25 @ 100(a)(b) ...... 1,200 1,201
Standard Chartered PLC
7.78% (H15T1Y+310bps), 11/16/25, Callable 11/16/24 @ 100(a)(b) .............. 750 751
6.81% (SOFR+193bps), 7/6/27, Callable 7/6/26 @ 100(a)(b) .................... 500 508

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Bank of Nova Scotia
4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(b)(e) ....................... $ 500 $ 495
5.54% (SOFRINDX+55bps), 3/2/26(b) ................................... 1,000 1,000
The Toronto-Dominion Bank, 5.54% (SOFR+59bps), 9/10/26(b) ..................... 1,500 1,498
Westpac Banking Corp., 5.51% (SOFR+52bps), 6/3/26(b) .......................... 1,500 1,502
37,226
Industrials (1.2%):
Air Canada, 3.88%, 8/15/26, Callable 2/15/26 @ 100(a) ........................... 500 484
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 990 981
Avolon Holdings Funding Ltd., 5.50%, 1/15/26, Callable 12/15/25 @ 100(a) ............ 500 500
Element Fleet Management Corp., 5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ........... 500 507
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a) .................... 900 862
3,334
Information Technology (0.3%):
SK Hynix, Inc., 6.25%, 1/17/26(a) ........................................... 750 760
Materials (0.7%):
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 12/6/24 @ 101.25(a) ............... 500 485
POSCO, 2.50%, 1/17/25(a) ................................................ 510 507
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a) .................... 1,000 997
1,989
Utilities (0.4%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(g) ............................ 1,000 1,006
Total Yankee Dollars (Cost $48,159)
a
a
a
48,465
Municipal Bonds (0.6%)
California (0.2%):
California Statewide Communities Development Authority Revenue, 1.31%, 4/1/25 ....... 500 492
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue, Series A, 2.50%, 10/1/25 ..... 300 291
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 425 430
Texas (0.1%):
San Antonio Education Facilities Corp. Revenue, 1.74%, 4/1/25 ...................... 255 250
Total Municipal Bonds (Cost $1,480)
a
a
a
1,463
U.S. Government Agency Mortgages (1.2%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(b)(e) ................................ 250 247
Federal Home Loan Banks
5.00%, 4/2/27 ..................................................... 1,000 1,004
4.00%, 10/7/27 .................................................... 1,000 998
2,002
Federal Home Loan Mortgage Corporation
5.30%, 7/15/27 .................................................... 1,000 1,000
Total U.S. Government Agency Mortgages (Cost $3,243)
a
a
a
3,249

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (2.3%)
U.S. Treasury Notes
4.63%, 9/15/26 .................................................... $ 750 $ 756
4.13%, 9/30/27 .................................................... 750 750
4.00%, 6/30/28 .................................................... 1,000 995
4.00%, 1/31/29 .................................................... 1,000 994
3.13%, 8/31/29 .................................................... 1,750 1,671
4.00%, 10/31/29 .................................................... 1,000 992
Total U.S. Treasury Obligations (Cost $6,192)
a
a
a
6,158
Commercial Paper (16.3%)
Consumer Discretionary (1.9%):
AutoNation, Inc., 5.20%, 11/1/24(a)(h) ....................................... 2,500 2,500
Whirlpool Corp., 5.22%, 11/5/24(a)(h) ........................................ 2,500 2,498
4,998
Consumer Staples (2.3%):
Bacardi USA, Inc.
5.11%, 11/14/24(a)(h) ................................................ 1,500 1,497
5.22%, 11/21/24(a)(h) ................................................ 1,000 997
ConAgra Brands, Inc.
5.27%, 11/8/24(a)(h) ................................................ 1,000 999
5.22%, 11/12/24(a)(h) ................................................ 1,500 1,497
Constellation Brands, Inc., 5.11%, 11/12/24(a)(h) ................................ 1,000 998
5,988
Energy (2.7%):
APA Corp., 5.44%, 11/1/24(a)(h) ............................................ 2,500 2,500
Ovintiv, Inc., 5.37%, 11/20/24(a)(h) .......................................... 2,500 2,492
Targa Resources Corp.
5.02%, 11/25/24(a)(h) ................................................ 750 747
4.97%, 11/26/24(a)(h) ................................................ 500 498
4.97%, 12/2/24(a)(h) ................................................ 1,000 996
7,233
Financials (1.7%):
Brookfield Corporate Treasury Ltd.
5.09%, 11/8/24(a)(h) ................................................ 500 499
5.09%, 11/12/24(a)(h) ................................................ 500 499
5.09%, 11/14/24(a)(h) ................................................ 750 749
5.47%, 12/5/24(a)(h) ................................................ 500 498
VW Credit, Inc.
4.99%, 12/4/24(a)(h) ................................................ 1,000 995
4.95%, 1/8/25(a)(h) ................................................. 500 495
4.93%, 1/9/25(a)(h) ................................................. 750 743
4,478
Industrials (3.2%):
Global Payments, Inc., 5.40%, 11/1/24(a)(h) .................................... 2,450 2,450
Huntington Ingalls Industries, Inc., 5.34%, 11/4/24(a)(h) ........................... 1,000 999
Penske Truck Leasing Co., 5.46%, 11/4/24(a)(h) ................................. 500 500
Quanta Services, Inc.
5.14%, 11/1/24(a)(h) ................................................ 1,000 1,000
5.14%, 11/4/24(a)(h) ................................................ 500 500
5.13%, 11/5/24(a)(h) ................................................ 1,000 999
Sonoco Products Co., 4.97%, 11/1/24(h) ...................................... 1,500 1,500
Stanley Black & Decker, Inc., 5.05%, 11/6/24(a)(h) .............................. 500 499
8,447
Information Technology (1.0%):
Jabil, Inc.
5.31%, 11/1/24(a)(h) ................................................ 1,000 1,000

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.33%, 11/7/24(a)(h) ................................................ $ 1,000 $ 999
5.51%, 11/13/24(a)(h) ................................................ 750 748
2,747
Materials (0.9%):
FMC Corp.
5.49%, 11/6/24(a)(h) ................................................ 1,000 999
5.48%, 11/8/24(a)(h) ................................................ 400 400
5.49%, 11/13/24(a)(h) ................................................ 1,000 998
2,397
Real Estate (1.3%):
Boston Properties LP, 4.97%, 11/18/24(a)(h) ................................... 1,000 998
Crown Castle International Corp.
5.28%, 11/14/24(a)(h) ................................................ 1,000 998
5.21%, 12/10/24(a)(h) ............................................... 1,500 1,492
3,488
Utilities (1.3%):
Guadalupe Valley Electric Corperative, Inc.
5.38%, 11/14/24(a)(h) ................................................ 1,500 1,497
5.38%, 11/15/24(a)(h) ................................................ 1,000 998
The AES Corp., 5.29%, 11/14/24(a)(h) ........................................ 1,000 998
3,493
Total Commercial Paper (Cost $43,275)
a
a
a
43,269
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.78%(i) ........ 200,935 200
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.77%(i) ............ 186,700 187
Invesco Government & Agency Portfolio, Institutional Shares, 4.78%(i) ................ 193,818 194
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.78%(i) . 193,818 194
Total Collateral for Securities Loaned (Cost $775)
a
a
a
775
Total Investments (Cost $267,578) — 100.4% 266,835
Liabilities in excess of other assets —  (0.4)% (1,078)
NET ASSETS - 100.00% $ 265,757
At October 31, 2024, the Fund's investments in foreign securities were 24.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2024, the fair value of these securities was
$180,122 (thousands) and amounted to 67.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2024.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2024.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) All or a portion of this security is on loan.
(g) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(h) Rate represents the effective yield at October 31, 2024.
(i) Rate disclosed is the daily yield on October 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of October 31, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of October 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of October 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of October 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of October 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of October 31, 2024.

Statement of Assets and Liabilities
October 31, 2024
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Ultra
Short-Term Bond
Fund
Assets:
Investments, at value (Cost $267,578) $ 266,835 (a)
Cash 748
Receivables:
Dividends, interest, and securities lending income 1,548
Capital shares issued 466
Investments sold 183
From Adviser 3
Prepaid expenses 23
Total Assets 269,806
Liabilities:
Payables:
Collateral received on loaned securities 775
Distributions 21
Investments purchased 2,743
Capital shares redeemed 352
Accrued expenses and other payables:
Investment advisory fees 54
Administration fees 28
Custodian fees 4
Transfer agent fees 21
Compliance fees — (b)
12b-1 fees — (b)
Other accrued expenses 51
Total Liabilities 4,049
Commitments and contingencies (Note 4 )
Net Assets:
Capital 269,210
Total accumulated earnings (loss) (3,453)
Net Assets $ 265,757
Net Assets:
Fund Shares $ 148,473
Institutional Shares 109,846
Class A 555
Class R6 6,883
Total $ 265,757
Shares (unlimited number of shares authorized with no par value):
Fund Shares 14,740
Institutional Shares 10,905
Class A 55
Class R6 683
Total 26,383
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 10 .07
Institutional Shares 10 .07
Class A 10 .08
Class R6 10 .08
(a) Includes $750 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
15
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Ultra
Short-Term Bond
Fund
Investment Income:
Interest $ 8,304
Securities lending (net of fees) 2
Total Income 8,306
Expenses:
Investment advisory fees 336
Administration fees — Fund Shares 112
Administration fees — Institutional Shares 60
Administration fees — Class A — (a)
Administration fees — Class R6 3
Sub-Administration fees 12
12b-1 fees — Class A — (a)
Custodian fees 11
Transfer agent fees — Fund Shares 70
Transfer agent fees — Institutional Shares 62
Transfer agent fees — Class A — (a)
Transfer agent fees — Class R6 1
Trustees' fees 27
Compliance fees 1
Legal and audit fees 32
State registration and filing fees 27
Interfund lending fees — (a)
Other expenses 33
Recoupment of prior expenses waived/reimbursed by Adviser 16
Total Expenses 803
Expenses waived/reimbursed by Adviser (17)
Net Expenses 786
Net Investment Income (Loss) 7,520
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 46
Net change in unrealized appreciation/depreciation on investment securities 1,656
Net realized/unrealized gains (losses) on investments 1,702
Change in net assets resulting from operations $ 9,222
(a) Rounds to less than $1 thousand.

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Ultra Short-Term Bond
Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,520 $ 16,105
Net realized gains (losses) 46 10
Net change in unrealized appreciation/depreciation 1,656 3,354
Change in net assets resulting from operations 9,222 19,469
Distributions to Shareholders:
Fund Shares (4,006) (8,100)
Institutional Shares (3,215) (7,448)
Class A (9) (13)
Class R6 (291) (551)
Change in net assets resulting from distributions to shareholders (7,521) (16,112)
Change in net assets resulting from capital transactions (32,351) (21,471)
Change in net assets (30,650) (18,114)
Net Assets:
Beginning of period 296,407 314,521
End of period $ 265,757 $ 296,407

17
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Ultra Short-Term Bond
Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 14,328 $ 24,819
Distributions reinvested 3,885 7,899
Cost of shares redeemed (23,311) (47,998)
Total Fund Shares $ (5,098) $ (15,280)
Institutional Shares
Proceeds from shares issued $ 18,366 $ 102,950
Distributions reinvested 3,215 7,338
Cost of shares redeemed (42,453) (125,008)
Total Institutional Shares $ (20,872) $ (14,720)
Class A
Proceeds from shares issued $ 235 $ 306
Distributions reinvested 9 11
Cost of shares redeemed (7) (139)
Total Class A $ 237 $ 178
Class R6
Proceeds from shares issued $ 840 $ 9,735
Distributions reinvested 291 551
Cost of shares redeemed (7,749) (1,935)
Total Class R6 $ (6,618) $ 8,351
Change in net assets resulting from capital transactions $ (32,351) $ (21,471)
Share Transactions:
Fund Shares
Issued 1,423 2,491
Reinvested 386 793
Redeemed (2,318) (4,821)
Total Fund Shares (509) (1,537)
Institutional Shares
Issued 1,824 10,360
Reinvested 320 737
Redeemed (4,220) (12,561)
Total Institutional Shares (2,076) (1,464)
Class A
Issued 23 31
Reinvested 1 1
Redeemed (1) (14)
Total Class A 23 18
Class R6
Issued 83 981
Reinvested 29 55
Redeemed (769) (195)
Total Class R6 (657) 841
Change in Shares (3,219) (2,142)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $10.01 $9.91 $9.85 $10.12 $10.13 $10.05 $9.89
Investment Activities:
Net investment income (loss)(b) 0.27 0.51 0.14 0.19 0.09 0.20 0.27
Net realized and unrealized gains
(losses) 0.06 0.10 0.06 (0.26) (0.01) 0.08 0.16
Total from Investment
Activities 0.33 0.61 0.20 (0.07) 0.08 0.28 0.43
Distributions to Shareholders from:
Net investment income (0.27) (0.51) (0.14) (0.20) (0.09) (0.20) (0.27)
Total Distributions (0.27) (0.51) (0.14) (0.20) (0.09) (0.20) (0.27)
Net Asset Value, End of Period $10.07 $10.01 $9.91 $9.85 $10.12 $10.13 $10.05
Total Return(c)(d) 3.35% 6.28% 2.05% (0.68)% 0.80% 2.81% 4.37%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.58% 0.62% 0.66% 0.63% 0.62% 0.60% 0.61%
Net Investment Income (Loss)(e) 5.37% 5.09% 4.32% 1.96% 0.89% 2.01% 2.69%
Gross Expenses(e)(h) 0.58% 0.62% 0.68% 0.63% 0.62% 0.60% 0.61%
Supplemental Data:
Net Assets at end of period (000's) $148,473 $152,686 $166,303 $169,400 $210,831 $212,503 $275,168
Portfolio Turnover(c)(i) 15% 47% 15% 45% 57% 39% 59%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $10.01 $9.91 $9.85 $10.12 $10.13 $10.05 $9.89
Investment Activities:
Net investment income (loss)(b) 0.27 0.51 0.15 0.20 0.10 0.19 0.27
Net realized and unrealized gains
(losses) 0.06 0.10 0.05 (0.26) (0.01) 0.09 0.16
Total from Investment
Activities 0.33 0.61 0.20 (0.06) 0.09 0.28 0.43
Distributions to Shareholders from:
Net investment income (0.27) (0.51) (0.14) (0.21) (0.10) (0.20) (0.27)
Total Distributions (0.27) (0.51) (0.14) (0.21) (0.10) (0.20) (0.27)
Net Asset Value, End of Period $10.07 $10.01 $9.91 $9.85 $10.12 $10.13 $10.05
Total Return(c)(d) 3.37% 6.33% 2.07% (0.62)% 0.87% 2.87% 4.43%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.55% 0.57% 0.58% 0.57% 0.55% 0.56% 0.55%
Net Investment Income (Loss)(e) 5.41% 5.14% 4.45% 2.03% 0.96% 1.86% 2.75%
Gross Expenses(e)(h) 0.55% 0.58% 0.60% 0.67% 0.55% 0.63% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $109,846 $129,978 $143,135 $102,043 $79,662 $56,042 $9,842
Portfolio Turnover(c)(i) 15% 47% 15% 45% 57% 39% 59%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class A
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $10.02 $9.91 $9.85 $10.12 $10.13 $9.90
Investment Activities:
Net investment income (loss)(c) 0.26 0.49 0.13 0.27 0.07 0.07
Net realized and unrealized gains (losses) 0.06 0.10 0.06 (0.36) (0.01) 0.23
Total from Investment Activities 0.32 0.59 0.19 (0.09) 0.06 0.30
Distributions to Shareholders from:
Net investment income (0.26) (0.48) (0.13) (0.18) (0.07) (0.07)
Total Distributions (0.26) (0.48) (0.13) (0.18) (0.07) (0.07)
Net Asset Value, End of Period $10.08 $10.02 $9.91 $9.85 $10.12 $10.13
Total Return (excludes sales charge)(d)(e) 3.24% 6.09% 1.96% (0.91)% 0.57% 3.02%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.85% 0.86% 0.92% 0.85% 0.85% 0.84%
Net Investment Income (Loss)(f) 5.15% 4.90% 4.07% 2.77% 0.65% 1.32%
Gross Expenses(f)(h) 5.92% 8.30% 11.79% 2.73% 14.86% 108.95%
Supplemental Data:
Net Assets at end of period (000's) $555 $315 $135 $133 $59 $19
Portfolio Turnover(d)(i) 15% 47% 15% 45% 57% 39%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) From the period beginning June 29, 2020, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class R6
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $10.02 $9.92 $9.86 $10.12 $10.13 $10.05 $9.88
Investment Activities:
Net investment income (loss)(b) 0.28 0.54 0.15 0.25 0.11 0.21 0.29
Net realized and unrealized gains
(losses) 0.06 0.09 0.06 (0.30) (0.02) 0.09 0.17
Total from Investment
Activities 0.34 0.63 0.21 (0.05) 0.09 0.30 0.46
Distributions to Shareholders from:
Net investment income (0.28) (0.53) (0.15) (0.21) (0.10) (0.22) (0.29)
Total Distributions (0.28) (0.53) (0.15) (0.21) (0.10) (0.22) (0.29)
Net Asset Value, End of Period $10.08 $10.02 $9.92 $9.86 $10.12 $10.13 $10.05
Total Return(c)(d) 3.44% 6.49% 2.12% (0.43)% 0.91% 3.02% 4.70%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.41% 0.41% 0.44% 0.47% 0.48% 0.41% 0.39%
Net Investment Income (Loss)(e) 5.53% 5.37% 4.53% 2.56% 1.09% 2.15% 2.92%
Gross Expenses(e)(h) 0.57% 0.55% 0.83% 0.83% 0.49% 0.51% 0.80%
Supplemental Data:
Net Assets at end of period (000's) $6,883 $13,428 $4,948 $5,309 $2,223 $7,648 $6,518
Portfolio Turnover(c)(i) 15% 47% 15% 45% 57% 39% 59%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
22
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Ultra Short-Term Bond Fund Ultra Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
23
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Level 1 Level 2 Level 3 Total
Ultra Short-Term Bond Fund
Asset-Backed Securities ......................................... $ — $ 55,518 $ — $ 55,518
Collateralized Loan Obligations ................................... — 8,132 — 8,132
Collateralized Mortgage Obligations ................................ — 29,191 — 29,191
Senior Secured Loans ........................................... — 4,317 — 4,317
Corporate Bonds .............................................. — 66,298 — 66,298
Yankee Dollars ................................................ — 48,465 — 48,465
Municipal Bonds .............................................. — 1,463 — 1,463
U.S. Government Agency Mortgages ................................ — 3,249 — 3,249
U.S. Treasury Obligations ........................................ — 6,158 — 6,158
Commercial Paper ............................................. — 43,269 — 43,269
Collateral for Securities Loaned ................................... 775 — — 775
Total ....................................................... $ 775 $ 266,060 $ — $ 266,835

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
24
(Unaudited)
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2024:
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Ultra Short-Term Bond Fund ......................................... $ 750 $ — $ 775

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
25
(Unaudited)
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Ultra Short Obligations Funds Index. The Lipper Ultra Short Obligations Funds Index tracks the total return performance of the largest funds within the Lipper Ultra Short Obligations Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Ultra Short-Term Bond Fund ........................................ $ 25,683 $ 62,286 $ 10,990 $ 15,483
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
26
(Unaudited)
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended October 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2024, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
Ultra Short-Term Bond Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ —(a) $ —(b) $ —(c) $ 1
as annual % rate —% —% —% 0.02%
(a) There was no performance adjustment for Fund Shares.
(b) There was no performance adjustment for Institutional Shares.
(c) There was no performance adjustment for Class A Shares.

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
27
(Unaudited)
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
For the six months ended October 31, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
In effect until August 31, 2025
Fund Shares Institutional Shares Class A Class R6
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60% 0.55% 0.85% 0.39%
Amount
Ultra Short-Term Bond Fund ............................................................................. $ 16
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Ultra Short-Term Bond Fund ................................. $ 98 $ 19 $ 42 $ 17 $ 176

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
28
(Unaudited)
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
High-Yield/Junk Bond Risk - Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets
Borrower or
Lender
Amount
Outstanding at
October 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Ultra Short-Term Bond Fund ........................ Borrower $ — $ 673 5.88% $ 673

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
29
(Unaudited)
based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Ultra Short-Term Bond Fund .............................................. $ (1,723) $ (1,078) $ (2,801)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
94422-1224

October 31, 2024
Semi-Annual: Full Financials
Victory Value Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
10
Notes to Financial Statements 12

Schedule of Portfolio Investments
October 31, 2024
Victory Portfolios III
Victory Value Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.8%)
Communication Services (5.8%):
Alphabet, Inc., Class A ................................................... 96,001 $ 16,427
AT&T, Inc. ........................................................... 259,303 5,845
Comcast Corp., Class A .................................................. 165,524 7,228
Electronic Arts, Inc. ..................................................... 19,837 2,992
Match Group, Inc.(a) .................................................... 107,985 3,891
Meta Platforms, Inc., Class A .............................................. 6,472 3,673
Omnicom Group, Inc. .................................................... 43,589 4,403
Pinterest, Inc., Class A(a) ................................................. 82,001 2,607
Take-Two Interactive Software, Inc.(a) ........................................ 56,900 9,202
TKO Group Holdings, Inc.(a) .............................................. 118,900 13,884
Verizon Communications, Inc. .............................................. 148,215 6,244
76,396
Consumer Discretionary (5.6%):
Booking Holdings, Inc. ................................................... 945 4,419
Etsy, Inc.(a) ........................................................... 59,321 3,052
Expedia Group, Inc.(a) ................................................... 24,444 3,821
LKQ Corp. ........................................................... 415,430 15,284
Lowe's Cos., Inc. ....................................................... 27,277 7,142
Lululemon Athletica, Inc.(a) ............................................... 10,701 3,188
Mattel, Inc.(a) ......................................................... 377,500 7,693
NIKE, Inc., Class B ..................................................... 36,704 2,831
PulteGroup, Inc. ........................................................ 52,438 6,792
PVH Corp. ........................................................... 43,291 4,262
Tapestry, Inc. .......................................................... 109,558 5,199
The Home Depot, Inc. ................................................... 17,585 6,924
Ulta Beauty, Inc.(a) ..................................................... 7,640 2,819
73,426
Consumer Staples (7.2%):
Altria Group, Inc. ....................................................... 129,732 7,065
Archer-Daniels-Midland Co. ............................................... 64,259 3,548
Coca-Cola Consolidated, Inc. .............................................. 2,126 2,390
Colgate-Palmolive Co. ................................................... 67,347 6,311
Keurig Dr. Pepper, Inc. ................................................... 554,292 18,264
Mondelez International, Inc., Class A ......................................... 167,200 11,450
Philip Morris International, Inc. ............................................. 77,050 10,225
Sysco Corp. ........................................................... 41,114 3,081
Target Corp. .......................................................... 36,820 5,524
The Kroger Co. ........................................................ 88,311 4,925
The Procter & Gamble Co. ................................................ 26,122 4,315
U.S. Foods Holding Corp.(a) ............................................... 271,500 16,738
93,836
Energy (5.7%):
Chevron Corp. ......................................................... 54,400 8,096
ConocoPhillips Co. ..................................................... 50,991 5,586
Devon Energy Corp. ..................................................... 184,537 7,138
Enterprise Products Partners LP ............................................. 393,424 11,275
EOG Resources, Inc. .................................................... 61,488 7,499
Exxon Mobil Corp. ..................................................... 159,259 18,598
Marathon Oil Corp. ..................................................... 429,800 11,905
Marathon Petroleum Corp. ................................................ 33,236 4,835
74,932
Financials (20.0%):
Affiliated Managers Group, Inc. ............................................ 27,553 5,342
American Express Co. ................................................... 28,527 7,705
American Financial Group, Inc. ............................................. 18,691 2,410
American International Group, Inc. .......................................... 80,411 6,102
Ameriprise Financial, Inc. ................................................. 10,881 5,553
Bank OZK ............................................................ 98,614 4,314

Victory Portfolios III
Victory Value Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Capital One Financial Corp. ............................................... 20,305 $ 3,305
Cboe Global Markets, Inc. ................................................ 51,900 11,084
Cincinnati Financial Corp. ................................................ 14,109 1,987
Citigroup, Inc. ......................................................... 314,200 20,162
East West Bancorp, Inc. .................................................. 29,478 2,874
Evercore, Inc. ......................................................... 19,863 5,247
Everest Group Ltd. ...................................................... 33,599 11,948
Fairfax Financial Holdings Ltd. ............................................. 12,900 16,032
Fidelity National Financial, Inc. ............................................ 131,865 7,934
JPMorgan Chase & Co. .................................................. 126,421 28,055
KeyCorp ............................................................. 1,215,000 20,959
Mastercard, Inc., Class A ................................................. 6,141 3,068
MGIC Investment Corp. .................................................. 170,796 4,277
Northern Trust Corp. .................................................... 58,438 5,874
Popular, Inc. .......................................................... 53,734 4,795
Regions Financial Corp. .................................................. 110,763 2,644
Reinsurance Group of America, Inc. ......................................... 14,102 2,977
SEI Investments Co. ..................................................... 69,434 5,191
Synchrony Financial ..................................................... 107,882 5,949
T. Rowe Price Group, Inc. ................................................. 45,339 4,981
The Goldman Sachs Group, Inc. ............................................ 56,888 29,456
The PNC Financial Services Group, Inc. ...................................... 75,000 14,120
The Progressive Corp. ................................................... 51,500 12,506
Voya Financial, Inc. ..................................................... 38,381 3,082
W.R. Berkley Corp. ..................................................... 41,940 2,398
262,331
Health Care (15.2%):
AbbVie, Inc. .......................................................... 94,116 19,187
Agilent Technologies, Inc. ................................................. 32,250 4,203
Biogen, Inc.(a) ......................................................... 10,469 1,822
Bristol-Myers Squibb Co. ................................................. 97,561 5,441
Cardinal Health, Inc. .................................................... 26,724 2,900
Centene Corp.(a) ....................................................... 50,705 3,157
CVS Health Corp. ...................................................... 66,686 3,765
Elevance Health, Inc. .................................................... 10,615 4,307
GE HealthCare Technologies, Inc. ........................................... 65,800 5,748
Gilead Sciences, Inc. .................................................... 118,579 10,532
Hologic, Inc.(a) ........................................................ 43,408 3,510
Humana, Inc. .......................................................... 8,948 2,307
Johnson & Johnson ..................................................... 112,472 17,980
McKesson Corp. ....................................................... 16,000 8,009
Medpace Holdings, Inc.(a) ................................................ 10,274 3,228
Medtronic PLC ........................................................ 178,544 15,935
Merck & Co., Inc. ...................................................... 209,057 21,391
Pfizer, Inc. ............................................................ 195,104 5,522
Royalty Pharma PLC, Class A .............................................. 165,859 4,478
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 672,000 12,392
The Cigna Group ....................................................... 58,092 18,288
United Therapeutics Corp.(a) .............................................. 12,159 4,547
UnitedHealth Group, Inc. ................................................. 36,820 20,785
199,434
Industrials (15.8%):
3M Co. .............................................................. 39,673 5,097
Advanced Drainage Systems, Inc. ........................................... 31,747 4,758
Builders FirstSource, Inc.(a) ............................................... 35,962 6,164
Carlisle Cos., Inc. ....................................................... 11,307 4,774
Caterpillar, Inc. ........................................................ 24,071 9,056
Cintas Corp. .......................................................... 4,995 1,028
Cummins, Inc. ......................................................... 20,295 6,677
Deere & Co. .......................................................... 5,921 2,396
Delta Air Lines, Inc. ..................................................... 110,003 6,294

Victory Portfolios III
Victory Value Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
Expeditors International of Washington, Inc. .................................... 34,514 $ 4,107
FedEx Corp. .......................................................... 55,659 15,242
Ferguson Enterprises, Inc. ................................................. 28,090 5,527
General Dynamics Corp. .................................................. 27,400 7,990
Genpact Ltd. .......................................................... 78,351 2,991
Honeywell International, Inc. .............................................. 12,669 2,606
Johnson Controls International PLC .......................................... 101,400 7,661
Leidos Holdings, Inc. .................................................... 54,400 9,964
Lockheed Martin Corp. ................................................... 6,609 3,609
ManpowerGroup, Inc. ................................................... 49,276 3,097
Masco Corp. .......................................................... 77,463 6,190
Oshkosh Corp. ......................................................... 37,553 3,839
Otis Worldwide Corp. .................................................... 65,039 6,387
Owens Corning ........................................................ 29,404 5,198
PACCAR, Inc. ......................................................... 98,729 10,296
Parker-Hannifin Corp. ................................................... 11,600 7,355
Robert Half, Inc. ....................................................... 60,802 4,141
RTX Corp. ............................................................ 65,967 7,981
Sensata Technologies Holding PLC .......................................... 307,700 10,566
Snap-on, Inc. .......................................................... 8,212 2,711
SS&C Technologies Holdings, Inc. .......................................... 249,181 17,425
The Middleby Corp.(a) ................................................... 17,152 2,225
The Toro Co. .......................................................... 112,900 9,086
United Parcel Service, Inc., Class B .......................................... 35,948 4,819
207,257
Information Technology (10.8%):
Accenture PLC, Class A .................................................. 15,503 5,346
Adobe, Inc.(a) ......................................................... 4,640 2,218
Amdocs Ltd. .......................................................... 48,750 4,278
Amkor Technology, Inc. .................................................. 90,683 2,308
Amphenol Corp., Class A ................................................. 125,800 8,431
Analog Devices, Inc. .................................................... 53,400 11,914
Applied Materials, Inc. ................................................... 59,241 10,757
Cisco Systems, Inc. ..................................................... 144,472 7,913
Cognizant Technology Solutions Corp., Class A ................................. 59,077 4,406
Corpay, Inc.(a) ......................................................... 35,100 11,573
Dropbox, Inc., Class A(a) ................................................. 146,202 3,779
Gen Digital, Inc. ....................................................... 134,452 3,914
Jabil, Inc. ............................................................ 38,318 4,717
Lam Research Corp. ..................................................... 57,100 4,245
Microchip Technology, Inc. ................................................ 55,049 4,039
NetApp, Inc. .......................................................... 41,148 4,745
Nutanix, Inc., Class A(a) .................................................. 46,495 2,887
ON Semiconductor Corp.(a) ............................................... 31,757 2,238
QUALCOMM, Inc. ..................................................... 41,359 6,732
Salesforce, Inc. ........................................................ 28,200 8,217
Skyworks Solutions, Inc. ................................................. 24,487 2,145
Teradata Corp.(a) ....................................................... 111,512 3,594
VeriSign, Inc.(a) ........................................................ 24,096 4,261
Zebra Technologies Corp.(a) ............................................... 31,500 12,032
Zoom Video Communications, Inc., Class A(a) .................................. 64,074 4,789
141,478
Materials (4.9%):
Berry Global Group, Inc. ................................................. 73,099 5,150
CF Industries Holdings, Inc. ............................................... 68,756 5,654
Dow, Inc. ............................................................ 90,058 4,447
Eagle Materials, Inc. ..................................................... 17,588 5,021
Louisiana-Pacific Corp. .................................................. 48,227 4,770
LyondellBasell Industries NV, Class A ........................................ 46,875 4,071
Nucor Corp. ........................................................... 32,165 4,562
Olin Corp. ............................................................ 112,663 4,623

Victory Portfolios III
Victory Value Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2024
See notes to financial statements.
Security Description Shares
a
Value
(000)
PPG Industries, Inc. ..................................................... 76,100 $ 9,475
Sealed Air Corp. ....................................................... 240,229 8,691
Steel Dynamics, Inc. ..................................................... 39,202 5,116
The Mosaic Co. ........................................................ 99,384 2,659
64,239
Real Estate (3.4%):
Alexandria Real Estate Equities, Inc. ......................................... 76,300 8,511
AvalonBay Communities, Inc. .............................................. 23,227 5,147
Brixmor Property Group, Inc. .............................................. 125,478 3,382
Equity LifeStyle Properties, Inc. ............................................ 129,300 9,067
Extra Space Storage, Inc. ................................................. 21,668 3,538
Healthpeak Properties, Inc. ................................................ 200,190 4,494
Invitation Homes, Inc. ................................................... 126,821 3,984
Prologis, Inc. .......................................................... 52,543 5,934
44,057
Utilities (4.4%):
DTE Energy Co. ....................................................... 38,718 4,809
Duke Energy Corp. ...................................................... 24,705 2,848
Evergy, Inc. ........................................................... 82,428 4,982
Exelon Corp. .......................................................... 310,900 12,218
National Fuel Gas Co. ................................................... 96,343 5,832
NRG Energy, Inc. ....................................................... 54,549 4,931
OGE Energy Corp. ...................................................... 125,197 5,007
Vistra Corp. ........................................................... 136,833 17,099
57,726
Total Common Stocks (Cost $1,039,348)
a
a
a
1,295,112
Total Investments (Cost $1,039,348) — 98.8% 1,295,112
Other assets in excess of liabilities —  1.2% 15,580
NET ASSETS - 100.00% $ 1,310,692
At October 31, 2024, the Fund's investments in foreign securities were 5.3% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statement of Assets and Liabilities
October 31, 2024
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Value Fund
Assets:
Investments, at value (Cost $1,039,348) $ 1,295,112
Cash 14,688
Receivables:
Dividends, interest, and securities lending income 1,089
Capital shares issued 228
Other 1,051
Prepaid expenses 22
Total Assets 1,312,190
Liabilities:
Payables:
Capital shares redeemed 384
Payable to Adviser 1
Accrued expenses and other payables:
Investment advisory fees 776
Administration fees 148
Custodian fees 10
Transfer agent fees 108
Compliance fees 1
Trustees' fees 1
Other accrued expenses 69
Total Liabilities 1,498
Commitments and contingencies (Note 4 )
Net Assets:
Capital 900,625
Total accumulated earnings (loss) 410,067
Net Assets $ 1,310,692
Net Assets:
Fund Shares $ 803,512
Institutional Shares 507,180
Total $ 1,310,692
Shares (unlimited number of shares authorized with no par value):
Fund Shares 37,887
Institutional Shares 23,892
Total 61,779
Net asset value, offering and redemption price per share:(a)
Fund Shares $ 21.21
Institutional Shares 21.23
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2024
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Value Fund
Investment Income:
Dividends $ 13,527
Interest 358
Securities lending (net of fees) —(a)
Foreign tax withholding (10)
Total Income 13,875
Expenses:
Investment advisory fees 4,492
Administration fees — Fund Shares 602
Administration fees — Institutional Shares 253
Sub-Administration fees 20
Custodian fees 29
Transfer agent fees — Fund Shares 343
Transfer agent fees — Institutional Shares 264
Trustees' fees 23
Compliance fees 6
Legal and audit fees 26
State registration and filing fees 21
Interfund lending fees 1
Other expenses 44
Recoupment of prior expenses waived/reimbursed by Adviser 11
Total Expenses 6,135
Expenses waived/reimbursed by Adviser (3)
Net Expenses 6,132
Net Investment Income (Loss) 7,743
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 66,774
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 33,189
Net realized/unrealized gains (losses) on investments 99,963
Change in net assets resulting from operations $ 107,706
(a) Rounds to less than $1 thousand.

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Value Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,743 $ 16,514
Net realized gains (losses) 66,774 93,018
Net change in unrealized appreciation/depreciation 33,189 88,848
Change in net assets resulting from operations 107,706 198,380
Distributions to Shareholders:
Fund Shares — (9,127)
Institutional Shares — (5,989)
Class A — (13) (a)
Change in net assets resulting from distributions to shareholders — (15,129)
Change in net assets resulting from capital transactions (48,141) (98,773)
Change in net assets 59,565 84,478
Net Assets:
Beginning of period 1,251,127 1,166,649
End of period $ 1,310,692 $ 1,251,127
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Value Fund
Six Months
Ended
October 31, 2024
(Unaudited)
Year
Ended
April 30, 2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 16,823 $ 31,329
Distributions reinvested — 8,999
Cost of shares redeemed (51,047) (110,874)
Total Fund Shares $ (34,224) $ (70,546)
Institutional Shares
Proceeds from shares issued $ 6,828 $ 15,649
Distributions reinvested — 5,987
Cost of shares redeemed (20,745) (49,626)
Total Institutional Shares $ (13,917) $ (27,990)
Class A
Proceeds from shares issued $ — $ 927 (a)
Distributions reinvested — 12 (a)
Cost of shares redeemed — (1,176) (a)
Total Class A $ — $ (237) (a)
Change in net assets resulting from capital transactions $ (48,141) $ (98,773)
Share Transactions:
Fund Shares
Issued 819 1,746
Reinvested — 497
Redeemed (2,484) (6,221)
Total Fund Shares (1,665) (3,978)
Institutional Shares
Issued 339 904
Reinvested — 331
Redeemed (998) (2,700)
Total Institutional Shares (659) (1,465)
Class A
Issued — 51 (a)
Reinvested — 1 (a)
Redeemed — (58) (a)
Total Class A — (6) (a)
Change in Shares (2,324) (5,449)
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Value Fund
Fund Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $19.51 $16.77 $17.79 $18.65 $13.57 $19.32 $22.01
Investment Activities:
Net investment income (loss) 0.12(b) 0.24(b) 0.18(b) 0.23(b) 0.21(b) 0.26(b) 0.25
Net realized and unrealized gains
(losses) 1.58 2.72 0.12 0.03(c) 5.12 (1.39) (0.54)
Total from Investment
Activities 1.70 2.96 0.30 0.26 5.33 (1.13) (0.29)
Distributions to Shareholders from:
Net investment income — (0.22) (0.20) (0.24) (0.19) (0.21) (0.24)
Net realized gains — — (1.12) (0.88) (0.06) (4.41) (2.16)
Total Distributions — (0.22) (1.32) (1.12) (0.25) (4.62) (2.40)
Net Asset Value, End of Period $21.21 $19.51 $16.77 $17.79 $18.65 $13.57 $19.32
Total Return(d)(e) 8.71% 17.78% 1.81% 1.23% 39.66% (9.43)% (0.11)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.95% 0.94% 0.91% 0.91% 0.92% 0.96% 0.96%
Net Investment Income (Loss)(f) 1.17% 1.36% 1.41% 1.28% 1.29% 1.69% 1.35%
Gross Expenses(f)(i) 0.95% 0.94% 0.91% 0.91% 0.92% 0.97% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $803,512 $771,747 $729,941 $767,351 $833,149 $711,182 $940,515
Portfolio Turnover(d)(j) 22% 42% 43% 69% 55% 74% 108%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

11
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Value Fund
Institutional Shares
Six Months
Ended
October
31, 2024
(Unaudited)
Year
Ended
April 30,
2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $19.53 $16.78 $17.80 $18.67 $13.58 $19.33 $22.00
Investment Activities:
Net investment income (loss)(b) 0.13 0.25 0.18 0.24 0.22 0.27 0.28
Net realized and unrealized gains
(losses) 1.57 2.73 0.12 0.03(c) 5.13 (1.39) (0.55)
Total from Investment
Activities 1.70 2.98 0.30 0.27 5.35 (1.12) (0.27)
Distributions to Shareholders from:
Net investment income — (0.23) (0.20) (0.26) (0.20) (0.22) (0.24)
Net realized gains — — (1.12) (0.88) (0.06) (4.41) (2.16)
Total Distributions — (0.23) (1.32) (1.14) (0.26) (4.63) (2.40)
Net Asset Value, End of Period $21.23 $19.53 $16.78 $17.80 $18.67 $13.58 $19.33
Total Return(d)(e) 8.70% 17.90% 1.81% 1.28% 39.83% (9.40)% (0.02)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.91% 0.89% 0.86% 0.86% 0.84% 0.88% 0.88%
Net Investment Income (Loss)(f) 1.21% 1.41% 1.46% 1.33% 1.36% 1.75% 1.42%
Gross Expenses(f)(i) 0.91% 0.90% 0.87% 0.86% 0.85% 0.89% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $507,180 $479,380 $436,604 $352,564 $273,446 $215,830 $222,701
Portfolio Turnover(d)(j) 22% 42% 43% 69% 55% 74% 108%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2025, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2024
Victory Portfolios III
12
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
* Effective March 28, 2024, Class A was liquidated.
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered*
Victory Value Fund Value Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
13
(Unaudited)
A summary of the valuations as of October 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Litigation income received during the year is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund are not expected to reoccur on a consistent basis. Class action litigation income received by the Fund for the six months amounted to $1,051 (amount in thousands) and is reflected on the Statement of Operations within Net realized gains (losses) from investment securities and foreign currency translations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of October 31, 2024, the Fund did not have any securities on loan.
Level 1 Level 2 Level 3 Total
Value Fund
Common Stocks ............................................... $ 1,295,112 $ — $ — $ 1,295,112
Total ....................................................... $ 1,295,112 $ — $ — $ 1,295,112

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
14
(Unaudited)
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government
Securities
Purchases Sales
Value Fund .............................................................................. $ 278,970 $ 322,371

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
15
(Unaudited)
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Multi-Cap Value Funds Index. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Value Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Value Fund Fund Shares
Institutional
Shares
in thousands $ 154 $ 84
as annual % rate 0.04% 0.03%

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
16
(Unaudited)
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent
Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of October 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2024.
For the six months ended October 31, 2024 , the following recoupment amount was paid to the Adviser (amounts in thousands):
As of October 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Investment Style Risk — The Fund uses a value-oriented investment strategy to select investments. The strategy may be out of favor or may not produce the intended results over short or longer time periods. The strategy may, at times, substantially underperform funds that utilize other investment strategies, such as growth.
In effect until August 31, 2025
Fund Shares Institutional Shares
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.96% 0.88%
Amount
Value Fund ......................................................................................... $ 11
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Value Fund ............................................. $ 7 $ 28 $ 29 $ 3 $ 67

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
17
(Unaudited)
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
Borrower or
Lender
Amount
Outstanding at
October 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Value Fund .................................... Borrower $ — $ 1,851 5.87% $ 1,851

Notes to Financial Statements — continued
October 31, 2024
Victory Portfolios III
18
(Unaudited)
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40847-1224

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios III

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date: January 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date: January 7, 2025

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date: January 7, 2025